[GRAPHIC OMITTED]


                        College Retirement Equities Fund



1999 Annual Report
--------------------------------------------------------------------------------
                        Stock o Global Equities o Growth

Contents
                                                               Page


   Letter from the Chief Executive Officer                      1

   Letter from the Chief Investment Officer                     2

   Management/Status of the Accounts

      Stock Account                                             4

      Global Equities Account                                   6

      Growth Account                                            8

   Audited Statement of Investments

      Stock Account                                            10

      Global Equities Account                                  52

      Growth Account                                           67

   Audited Financial Statements

      Report of Management Responsibility                      84

      Report of Independent Auditors                           84

      Statements of Assets and Liabilities                     85

      Statements of Operations                                 85

      Statements of Changes in Net Assets                      86

      Notes to Financial Statements                            86

Participant Voting Results                                     91

Trustees and Senior Management                                 92

For More Information...                                        93

Dear Participant:

1999 was a challenging year for investors, but TIAA-CREF participants had much to smile about at its end. This volume contains performance reports and other information for three of the eight CREF accounts. A companion booklet contains comparable information for the CREF Money Market, Inflation-Linked Bond, Bond Market, Social Choice, and Equity Index Accounts - the other five accounts available under CREF variable annuities. We grouped the accounts this way to keep the cost of the reports low; this combination results in the fewest number of booklets to serve all CREF participants. You might notice that we've enhanced the content and presentation of this information. It's part of an ongoing effort to provide information in as accessible a form as you want it.

Besides the eight CREF accounts, two other asset classes round out the alternatives for TIAA-CREF retirement products - the TIAA Real Estate Account and the TIAA Traditional Annuity. Both also performed well in 1999. For information on historical and current rates for all of our products, visit our Web Center or call our Automated Telephone Service (see the Inside Back Cover). An annual report for the TIAA Real Estate Account is available; ask us for the 10-K report. The TIAA Real Estate Account is not available in California.

New Retirement Savings Opportunities. It has been only two years since we expanded the opportunity for participants to consolidate IRA money they had previously accumulated by rolling it over to a TIAA-CREF annuity, and little more than one year since we offered Roth and contributory classic IRAs. In 1999, we received nearly $1 billion in IRA premiums and rollovers. Now, in response to participants' requests (as IRAs were), TIAA-CREF introduces annuities for use with Keogh plan savings, beginning March 1, 2000. Keogh plans are similar to IRAs but are for income that a person derives from self-employed activities (such as publishing royalties).

The TIAA-CREF Web Center. In 1999, many organizations pursued, and achieved, major productivity improvements and better customer service, driven, to some extent, by the opportunities inherent in the computer/Internet revolution. TIAA-CREF is a good example of this, with our new Web Center, introduced last fall. The new Web Center offers a broader menu of TIAA-CREF financial performance information, quote engines, interactive calculators, a reservation system for meetings and personal counseling, downloadable and on-screen product enrollment forms, and more.

[PHOTO OMITTED]

JOHN H. BIGGS, CHAIRMAN, PRESIDENT,
AND CHIEF EXECUTIVE OFFICER

Some of the Web Center's most impressive enhancements are in the Financial Performance menu. For example, selecting "Retirement Investments" will take you to an all-accounts view of unit values and total return data, including returns for 1-, 3-, 5-, and 10-year periods and since inception. Each account entry hyperlinks to profiles containing daily updated performance graphs over rolling 30-, 90-, and 180-day and 1-, 3-, and 5-year periods.

Annuity Income Increases. Each May 1, for most CREF participants receiving lifetime annuity income, their CREF income changes to reflect the investment performance of the account in which their money is invested during the twelve-month period ending the prior March 31. (Recently we introduced the alternative of monthly income changes, and some CREF participants chose to use it.) In 1999, income from all eight of the CREF accounts increased again.

--------------------------------------------------------------------------------
 ... we are committed to continuing to deliver first-rate service... and professional, disciplined investment performance.
--------------------------------------------------------------------------------

Our report on CREF's investment performance in 1999 begins with Marty Leibowitz' letter on the next two pages. As for the future, we are committed to continuing to deliver first-rate service - with a number of exciting projects in development - low expenses, products that meet your retirement and long-term investing needs, and professional, disciplined investment performance. We look forward to reporting to you on our progress as the year unfolds.


/s/ John H. Biggs

John H. Biggs
Chairman, President, and Chief Executive Officer

Dear Participant:

In 1999, the bond and stock markets surprised many of the experts. A Blue Chip survey of Wall Street economists done early in 1999 found that the consensus prediction was for the U.S. economy to grow 2.2 percent. Instead it grew about
4.0 percent. Similarly, the economists' prediction was for the 30-year Treasury bond to drop to an average of 5.0 percent for the year compared to 5.6 percent in 1998. Instead the rate rose to 5.9 percent. And the consensus prediction was for the S&P 500 to rise less than 10 percent. In fact, it ended the year up over 20 percent. To be sure, the predictors came close on inflation: they expected about 2.0 percent inflation in 1999 and it turned out to be 2.2 percent.

More broadly, the strong U.S. economy in 1999 overcame a number of trends that may have affected expectations. These included:

o the sheer length of the 1990s economic boom, which has lasted longer than any other since the Great Depression;

o substantial corporate spending to detect and eliminate Y2K bugs and ultimately unrealized investor reactions to Y2K-related uncertainties;

o    increased competition from reawakening overseas economies; and

o    price increases in oil, some other commodities, and medical care.


[PHOTO OMITTED]

MARTIN L. LEIBOWITZ, VICE CHAIRMAN
AND CHIEF INVESTMENT OFFICER

Against this background, the CREF Stock, Global Equities, and Growth Accounts posted continued strong performance. The CREF Growth Account received 5-star ratings for most of the year from the Morningstar variable annuity rating service, while the CREF Stock and Global Equities accounts enjoyed 4-star Morningstar ratings. The accompanying table shows, for each of these CREF Accounts, their 1999 total return (gains and losses plus investment income) compared to the total return, for their benchmarks, and for the average fund category that best matches their investment objectives (as measured by Lipper Analytical Services, Inc.).

--------------------------------------------------------------------------------
 ... The CREF Stock, Global Equities, and Growth Accounts posted continued strong performance.
--------------------------------------------------------------------------------

The CREF Global Equities Account bested its benchmark by a remarkable 11.0 percent and its peer group by nearly 2.4 percent. The CREF Stock Account topped its domestic benchmark but not its international benchmark. The CREF Growth Account was within about 1.3 percent of its benchmark and 4.6 percent ahead of its peer group.


2 o 1999 CREF Annual Report

TOTAL RETURNS
--------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 1999

================================================================================
CREF Stock Account                                            21.48%
================================================================================
Russell 3000 Index                                            20.90%
Morgan Stanley Capital International
  EAFE + Canada Index                                         27.93%

================================================================================
CREF Global Equities Account                                  36.05%
================================================================================
Lipper Global Funds Index                                     33.68%
Morgan Stanley Capital
  International World Index                                   24.93%

================================================================================
CREF Growth Account                                           32.52%
================================================================================
Lipper Growth Fund Index                                      27.96%
Russell 3000(R)Growth Index                                   33.82%

THE RUSSELL 3000 INDEX IS A TRADEMARK AND SERVICEMARK OF THE FRANK RUSSELL COMPANY. NO CREF ACCOUNT IS PROMOTED, ENDORSED, SPONSORED, OR SOLD BY, OR AFFILIATED WITH THE FRANK RUSSELL COMPANY.

Investment performance for other periods, plus details on the composition of the accounts' portfolios and comments from the portfolio managers, are on the pages that immediately follow this letter. A companion booklet contains comparable performance reports and other comments for the CREF Money Market, Inflation-Linked Bond, Bond Market, Social Choice, and Equity Index Accounts - the other five accounts available under CREF variable annuities.

The Accounts' Expenses
-------------------------------------------------------------------------------
Year after year, the only sure thing in investing is the effect of low expenses on total returns. Expenses are the one factor affecting return that can be predicted in advance. In 1999, the CREF Accounts covered here had expenses, as a percentage of net assets, that ranged from .33 to .39 percent. These

--------------------------------------------------------------------------------
 ... the CREF Accounts' expenses, as a percent of average net assets, ranged from
0.33 to 0.39 percent. These are the lowest of all variable annuity funds with comparable investment objectives...
--------------------------------------------------------------------------------

are the lowest expenses for all variable annuity funds with comparable investment objectives, according to Lipper Analytical Services, Inc. and they compare very favorably to most mutual funds.


/s/ Martin L. Leibowitz

Martin L. Leibowitz
Vice Chairman and Chief Investment  Officer


                                                     1999 CREF Annual Report o 3

Stock Account
================================================================================
Investment Objective    A favorable long-term rate of return through capital
                        appreciation and investment income by investing
                        primarily in a broadly diversified portfolio of common
                        stocks.
================================================================================
In 1999 the Stock Account's total return was 21.48 percent. The Account is divided into three segments. One segment is designed to track U.S. equity markets as a whole and invests in the Russell 3000(R) Index. The Account doesn't invest in all 3,000 stocks in the Index. Rather, it uses a sampling approach to ensure that this segment closely matches the overall investment characteristics (for example, yield and industry weight) of the Index. This segment also uses special valuation and trading techniques to attempt to slightly outperform the Russell 3000.

Another segment contains U.S. stocks that are selected individually for their investment potential.

The third segment invests in foreign stocks and other equity securities and it tracks the Morgan Stanley Capital International Europe, Australasia, and Far East plus Canada Index (commonly written as MSCI EAFE+Canada).

Despite steadily rising interest rates and concern over possible Y2K problems, the U.S. equities market experienced a strong upsurge in the final quarter of 1999. Thus was

================================================================================
The Account's Benchmarks
--------------------------------------------------------------------------------

We use two benchmarks for the CREF Stock Account, the Russell 3000(R) Index, representing the U.S. stock market, and the Morgan Stanley Capital International Europe, Australasia, and Far East (EAFE)+Canada Index, representing international stock markets. For a comparison with the Account's performance, you might combine these two, weighting them in the proportions that the Account holds these investments. At year-end, these proportions were 78 percent for the Russell 3000 and 22 percent for the MSCI EAFE + Canada.

     We use the Russell 3000 to measure the U.S. stock market because it includes 98 percent of the capitalization of all publicly traded U.S. stocks. In contrast, the Standard & Poor's 500 Stock Index covers only about 75 percent.

================================================================================






$10,000 over Ten Years
--------------------------------------------------------------------------------


[LINE GRAPH OMITTED]

                                            Russell                 MSCI
Date                   Stock Account      3000(R)Index        EAFE+Canada Index
----                   -------------      ------------        -----------------
                         10000             10000                  10000
December 1990             9445.76           9494.19                7696.2
December 1991            12287.8           12689.5                 8625.83
December 1992            13061.2           13917.6                 7575.83
December 1993            14876.5           15431                   9995.04
December 1994            14859.3           15458.4                10730.3
December 1995            19453.2           21148                  11959.9
December 1996            23231.3           25762.1                12781.2
December 1997            29355.7           33950.3                13071.7
December 1998            36088.6           42144.5                15524.5
December 1999            43838.6           50954.3                19859.8




The graph assumes a $10,000 investment in the CREF Stock Account, on December 31, 1989. It shows that, by the end of 1999, the investment would have grown to $43,839. For comparison, the graph shows how $10,000 investments in the Stock Account's benchmarks (see box at left) did over the same period.



achieved an unprecedented fifth consecutive year of 20 percent or greater returns for U.S. Stocks.

In the actively managed domestic portion of the Account, returns achieved were healthy but slightly less than the Russell 3000 benchmark. As the year progressed (and dramatically in the closing months) a pronounced divergence developed in the performance of so-called "old economy" stocks and shares of technology companies deemed to be beneficiaries of the "new" world order, with the Internet phenomenon at its center. The lion's share of gains in the broad market indices accrued to these "growth" issues, while shares categorized as "value" stocks lagged severely. Issues found "guilty of association" with the "old" economy, even those with growth characteristics - such as health care - largely failed to participate. While not devoid of many of the technology leaders, this Account segment adopted a cautious approach toward chasing the most stratospherically valued portions of the high-tech universe.


4 o 1999 CREF Annual Report

Performance at a Glance as of 12/31/99
--------------------------------------------------------------------------------

======================================================================================================
                                  Average Annual Compound       Cumulative Rates
                                  Rates of Total Return(1)     of Total Return(1)         Net Assets
                                1 year  5 years  10 years    1 year  5 years 10 years    (in billions)
======================================================================================================
Stock Account                   21.48%   24.16%    15.93%    21.48%  195.03%  338.39%       $135.7
Russell 3000 Index              20.90%   26.94%    17.68%    20.90%  229.62%  409.54%
MSCI EAFE + Canada Index        27.93%   13.10%     7.10%    27.93%   85.08%   98.60%

(1) Past performance shouldn't be taken as a guarantee of the same future rates of return from the Stock Account. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

Returns in the international segment of the Account, by contrast, substantially exceeded the benchmark for that segment. A timely rotation of funds into the severely depressed Asian markets captured the benefit of the strong recovery in this region. Stock selection in both European and Asia/Pacific markets focused on growth sectors, such as technology and telecommunications, which proved to be market leaders as was true in the United States. After several years of lagging the returns of the U.S. market, overseas investments contributed a positive increment to overall Stock Account performance in 1999.

It's worth remembering that the various stock market indexes aren't static targets. They change, too - in most cases they change only once a year, but they do change. Usually these changes are necessitated by firms that "disappear"




Ten Largest Holdings as of 12/31/99
--------------------------------------------------------------------------------

================================================================================
                                    Shares        Market Value     Percent of
  Company                          (000,000)       (000,000)       Net Assets
================================================================================

  General Electric Co                 25.7         $3,979.6          2.93
  Microsoft Corp                      30.1          3,510.2          2.59
  Cisco Systems, Inc                  25.5          2,730.6          2.01
  Exxon Mobil Corp                    31.0          2,495.2          1.84
  Intel Corp                          26.1          2,149.1          1.58
  Lucent Technologies, Inc            28.3          2,117.1          1.56
  AT&T Corp                           35.2          1,787.4          1.32
  International Business
    Machines Corp                     16.4          1,766.7          1.30
  SBC Communications, Inc             35.4          1,726.5          1.27
  Wal-Mart Stores, Inc                21.5          1,486.5          1.10




Portfolio Composition
--------------------------------------------------------------------------------


  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]


                          Domestic Index Segment       60.4%
                          Domestic Active Segment      17.0%
                          International Segment        21.9%
                          Short-term Investments        0.7%








through merger; many of these are stocks whose prices had lagged the rest of the market. In some cases the changes recognize stocks that have grown too large to exclude from the index. In both cases the effect of the changes is to impart an upward "bias" to the index, making it an even harder target to surpass.

In assessing the Account's performance compared to its benchmark, you should keep two differences in mind. One is that the benchmark has no expenses deducted from its performance, while the Stock Account deducts roughly 33 hundredths of one percent per year for all of its costs. The other difference is that the benchmark doesn't have funds in cash or equivalents for various investment purposes, but CREF Stock does.


                                                     1999 CREF Annual Report o 5

Global Equities Account

================================================================================
Investment Objective  A favorable long-term rate of return through capital appreciation and investment income from a broadly diversified portfolio that consists of foreign and domestic common stocks.
================================================================================

For 1999 the Account posted a return of 36.05 percent, which was 11.11 percentage points ahead of the benchmark Morgan Stanley Capital International World Index and 2.37 percentage points ahead of the Account's peers, as measured by the Lipper Global Funds Index.

Despite rising interest rates and Y2K concerns, the global stock markets posted double-digit returns. The Account's largest gains came from the international markets. Both in Europe and the Asia-Pacific region, stock selection was a key contributor to our performance.

In Europe, we continued to focus on the growth in mobile telephones. In addition to owning mobile carriers like Mannesmann and Vodafone, we benefited from owning the fixed-line company Colt, as investors realized the importance of broadband networks. In the second half of the year, we began to extend our investments to companies that were indirect beneficiaries of the explosive global growth in handsets. We also broadened our investments to companies that supply key components to handset manufacturers - EPCOS and ST Microelectronics.

Our position in the British-based media company Pearson also paid off in the fourth quarter as investors began to focus





================================================================================
The Account's Benchmark
--------------------------------------------------------------------------------

The benchmark we use for the CREF Global Equities Account is the Morgan Stanley Capital International (MSCI) World Index. This Index is an aggregate of 51 country indices - 23 developed markets and 28 emerging markets. MSCI calculates indices by applying full market capitalization weights (price multiplied by the number of shares outstanding) for the securities in the index. MSCI calculates regional indices using GDP weightings for countries.

     In construction of its country indices, MSCI defines the securities listed (i.e., available for trading) in each country, sorts them into industry groups, and selects the largest ones within each industry (by market capitalization) until it has 60 percent of each industry represented. It deletes stocks without sufficient liquidity and corrects for cross-ownership among stocks in the index, then weights them all by market cap for each stock.
================================================================================



$10,000 since 5/1/92 Inception
--------------------------------------------------------------------------------


[LINE GRAPH OMITTED]

                          Global
                         Equities           MSCI World
Date                     Account              Index
----                     -------            ----------
                         10000                10000
December 1992            10254.6              10182
December 1993            13889.8              12473
December 1994            13825.6              13106
December 1995            16603.6              15822
December 1996            19588.2              17955
December 1997            23180.2              20785
December 1998            27486.7              25844
December 1999            37395                32288


The graph assumes a $10,000 investment in the CREF Global Equities Account, on May 1, 1992. It shows that, by the end of 1999, the investment would have grown to $37,395. For comparison, the graph shows how a $10,000 investment in the MSCI World Index, the Global Equities Account's benchmark (see box at left), did over the same period.


on the value of Pearson's content, especially its strengths in education, television production, and financial news. Some European holdings were disappointments. Investors' confidence in Railtrack suffered due to a tragic rail accident in the United Kingdom as well as continued concern surrounding regulatory issues, so we sold it.

The strong performance of the stock markets in the Asia-Pacific region, together with positive stock selection in Japan (the largest country allocation in this region), enabled us to outperform the benchmark by a wide margin. Our overweights in the technology and telecom sectors proved successful. We focused on Japanese companies such as Murata Manufacturing and Rohm, producers of key components for mobile handsets for GSM and CDMA and consumer electronics. We also benefited from our investments in companies positioned to gain from the rapid growth in mobile Internet access and related technologies, such as NTT DoCoMo, Hikari Tsushin, and CSK. During the year our underweight position in Softbank detracted from our overall performance in this region. Our second largest sector holdings in this region, in consumer cyclicals (Seven-Eleven


6 o 1999 CREF Annual Report

Performance at a Glance as of 12/31/99
--------------------------------------------------------------------------------


===================================================================================================================
                                 Average Annual Compound                  Cumulative Rates
                                 Rates of Total Return(1)                 of Total Return(1)           Net Assets
                             1 year   5 years  since inception    1 year   5 years  since inception   (in billions)
===================================================================================================================
Global Equities Account      36.05%   22.02%     18.75%           36.05%     170.48%     273.95%          $9.0
MSCI World Index             24.93%   19.76%     16.50%           24.93%     146.35%     222.89%
Lipper Global Funds Index    33.68%   18.40%     15.59%           33.68%     132.66%     203.82%


(1) Past performance shouldn't be taken as a guarantee of the same future rates of return from the Global Equities Account. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

Japan, Konami, and Ito-En - beneficiaries of a recovery in the Japanese economy and excellent management), also contributed to the Account's strong performance.

The Account's holdings in the Americas also did well, primarily due to investments in telecommunications (RCN, Viatel, Omnipoint) and telecommunications equipment (Lucent and Cisco). We also had good performance from selected technology names (BMC Software, LSI Logic, Oracle). But our investments in Tyco International and Safeway, together with our underweight positions in several telecom equipment companies, detracted from our performance.

For 1999, the Global Equities Account benefited from its overweight (compared to its benchmark) in technology and underweight in financial services. Currently, the Account remains overweight in both Europe and the Asia-Pacific regions. We will continue to seek out undervalued companies in every region of the world and invest in these companies when the market presents us with the right opportunity.

Ten Largest Holdings as of 12/31/99
--------------------------------------------------------------------------------

   =============================================================================
                            Shares   Market Value  Percent of
   Company                 (000,000)   (000,000)   Net Assets    Country
   =============================================================================
   Nokia OYJ                  1.3      $232.6         2.59       Finland
   Microsoft Corp             1.8       207.4         2.31       United States
   General Electric Co        1.3       203.4         2.27       United States
   Mannesmann AG. (REGD)      0.8       194.1         2.16       Germany
   Colt Telecom Group PLC     3.3       167.8         1.87       United Kingdom
   Ericsson Telefon (LM)
     AB Series B              2.4       153.5         1.71       Sweden
   SAP AG.                    0.3       151.0         1.68       Germany
   Pearson PLC                4.7       150.8         1.68       United Kingdom
   ST Microelectronics NV     1.0       147.9         1.65       Netherlands
   Cisco Systems, Inc         1.4       147.0         1.64       United States



Diversification Among World Markets
--------------------------------------------------------------------------------


 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]


                           United States      39.8%
                           Japan              15.9%
                           United Kingdom     15.9%
                           Germany             7.0%
                           Netherlands         4.0%
                           Finland             2.8%
                           Sweden              2.6%
                           Spain               1.3%
                           Bermuda             1.3%
                           Australia           1.2%
                           19 Others           8.2%


                                                     1999 CREF Annual Report o 7

Growth Account

================================================================================
Investment Objective     A favorable long-term rate of return, mainly through
                         capital appreciation, primarily from a broadly
                         diversified portfolio of common stocks that present the
                         opportunity for exceptional growth.
================================================================================

In 1999 the Growth Account posted a return of 32.52 percent, which was 1.31 percentage points behind its benchmark, the Russell 3000 Growth Index, but 4.56 percentage points ahead of the other growth funds, as measured by the Lipper Growth Fund Index.

The solid returns of the Growth Account were produced by overweights in technology stocks - especially software stocks - and in entertainment and media stocks. Other investments that contributed positive performance were wireless communication stocks, including Omnipoint, Nokia, and Ericcson, as did positions in communication semi-conductor stocks. Underweights in the large capitalization consumer staple stocks like Coca-Cola and Philip Morris helped performance, as did under owning the pharmaceutical stocks. On the negative side not having positions in Sun Microsystems and Qualcomm Corp hurt performance as did positions in the health care stocks, Mckesson HBOC and Cardinal Health. The most damage to the Account's returns however, came from Tyco International. In a volatile, momentum driven market, the stock fell due to concerns about accounting irregularities.


================================================================================
The Account's Benchmark
--------------------------------------------------------------------------------

The benchmark we use for the CREF Growth Account is the Russell 3000(R) Growth Index, representing the growth sector of the U.S. stock market.

     The Growth Index is a subset of the Russell 3000, which comprehensively measures the U.S. stock market. The Growth Index consists of companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth rates.
================================================================================




$10,000 since 4/29/94 Inception
--------------------------------------------------------------------------------


[LINE GRAPH OMITTED]

                                                     Russell 3000(R)
  Date                      Growth Account             Growth Index
  ----                      --------------             ------------
                               10000                      10000
  December 1994                10466.9                    10640.7
  December 1995                14151.6                    14531.8
  December 1996                17760.1                    17711.9
  December 1997                22806.4                    22802.2
  December 1998                30306.5                    30786.9
  December 1999                40162                      41200.5


The graph assumes a $10,000 investment in the CREF Growth Account, on April 29, 1994. It shows that, by the end of 1999, the investment would have grown to $40,162. For comparison, the graph shows how a $10,000 investment in the Russell 3000 Growth Index, the Growth Account's benchmark (see box at left), did over the same period.


The story of the year was investors' love affair with technology stocks. This seemed to grow more intense as fears of a Y2K economic slowdown receded during the fourth quarter. It also spread from simple "dot.com" stocks to Internet infrastructure companies, then to business-to-business software companies and finally to wireless telecommunications stocks. By the time the year was over the Nasdaq Composite Index had recorded the largest one-year gain of any U.S. market index in history. Clearly such gains are not sustainable, even if the economy is in a new paradigm. How long it will take for the market's passion for the new economy to wane is unclear.


8 o 1999 CREF Annual Report

Performance at a Glance as of 12/31/99
--------------------------------------------------------------------------------

==================================================================================================================================
                                        Average Annual Compound                     Cumulative Rates
                                        Rates of Total Return(1)                    of Total Return(1)                Net Assets
                                  1 year       5 years   since inception    1 year       5 years    since inception  (in billions)
==================================================================================================================================
Growth Account                    32.52%        30.86%        27.74%        32.52%       283.71%        301.62%         $ 13.6
Russell 3000 Growth Index         33.82%        31.10%        28.40%        33.82%       287.20%        313.65%
Lipper Growth Fund Index          27.96%        26.27%        23.05%        27.96%       221.05%        224.77%

(1) Past performance shouldn't be taken as a guarantee of the same future rates of return from the Growth Account. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

U.S. growth stocks had an extraordinarily strong year in 1999; the Russell 3000(R)Growth Index gained 33.8 percent. Most of the gains came in the fourth quarter. At the beginning of the fourth quarter, the Index was up only 6.5 percent.

The graph at lower right shows that, although the CREF Growth Account slightly underperformed the benchmark for the year as a whole, it outperformed the benchmark in the four months of negative returns (that is, its results were smaller drops) and also in June, one of the big "up" months. In only two months
- March and October - did the Account substantially underperform the benchmark.

Ten Largest Holdings as of 12/31/99
--------------------------------------------------------------------------------

================================================================================
                                     Shares       Market Value       Percent of
Company                             (000,000)      (000,000)         Net Assets
================================================================================
Microsoft Corp                         7.1           $833.7              6.14
General Electric Co                    4.4            674.2              4.97
Cisco Systems, Inc                     5.6            600.0              4.42
Intel Corp                             6.3            516.9              3.81
Oracle Corp                            4.3            476.6              3.51
Lucent Technologies, Inc               5.6            416.6              3.07
Tyco International LTD                10.6            410.8              3.03
EMC Corp                               3.0            325.4              2.40
America Online, Inc                    3.7            277.8              2.05
Merck & Co, Inc                        3.7            248.4              1.83



Portfolio Composition
--------------------------------------------------------------------------------


 [THE FOLLOWING TABLE WAS PRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]


                       Technology               47.4%
                       Consumer Products
                         and Services           31.2%
                       Manufacturing and
                         Materials              12.1%
                       Utilities                 5.6%
                       Financial                 2.4%
                       Other                     1.3%




1999 Month-by-Month Returns (In Percent)
--------------------------------------------------------------------------------



                              [BAR GRAPH OMITTED]

                       CREF Growth                 Russell
 Month                   Account             3000 Growth Index
 -----                   -------             -----------------
 January                    5.47%                   5.77%
 February                  -4.16%                   -4.9%
 March                      3.52%                   5.15%
 April                      0.87%                   0.73%
 May                       -1.56%                  -2.83%
 June                       7.62%                   6.87%
 July                      -3.13%                  -3.17%
 August                     0.93%                   1.24%
 September                 -0.95%                  -1.83%
 October                    4.56%                    7.2%
 November                   5.61%                   5.74%
 December                  10.83%                  10.89%


                                                     1999 CREF Annual Report o 9

          STATEMENT OF INVESTMENTS - Stock Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------
                           Summary by Industry (000)

                                                           VALUE             %
                                                        ------------      -----
BONDS
   CORPORATE BONDS
     AUTOMOTIVE DEALERS AND SERVICE STATIONS .....      $        413       0.00%
     DEPOSITORY INSTITUTIONS .....................            27,854       0.02
     ELECTRIC, GAS, AND SANITARY SERVICES ........             4,101       0.00
     ELECTRONIC AND OTHER ELECTRIC EQUIPMENT .....            35,170       0.03
     INSURANCE CARRIERS ..........................             2,314       0.00
     MISCELLANEOUS MANUFACTURING INDUSTRIES ......               274       0.00
     REAL ESTATE .................................                 9       0.00
     SECURITY AND COMMODITY BROKERS ..............            92,198       0.07
     TRANSPORTATION EQUIPMENT ....................             1,073       0.00
     TRUCKING AND WAREHOUSING ....................            12,304       0.01
                                                        ------------      -----
   TOTAL CORPORATE BONDS
   (Cost $93,065) ................................           175,710       0.13
                                                        ------------      -----
GOVERNMENT BOND
   GOVERNMENT BOND ...............................               344       0.00
                                                        ------------      -----
   TOTAL GOVERNMENT BOND
   (Cost $381) ...................................               344       0.00
                                                        ------------      -----
TOTAL BONDS
   (Cost $93,446) ................................           176,054       0.13
                                                        ------------      -----
   PREFERRED STOCK
     APPAREL AND OTHER TEXTILE PRODUCTS ..........               471       0.00
     BUSINESS SERVICES ...........................            74,584       0.06
     CHEMICALS AND ALLIED PRODUCTS ...............            13,623       0.01
     COMMUNICATIONS ..............................            74,354       0.06
     DEPOSITORY INSTITUTIONS .....................             3,905       0.00
     ELECTRIC, GAS, AND SANITARY SERVICES ........             4,397       0.00
     FOOD AND KINDRED PRODUCTS ...................             1,238       0.00
     FURNITURE AND FIXTURES ......................                59       0.00
     GENERAL BUILDING CONTRACTORS ................                72       0.00
     GENERAL MERCHANDISE STORES ..................            10,858       0.01
     HEALTH SERVICES .............................                13       0.00
     HEAVY CONSTRUCTION, EXCEPT BUILDING .........               199       0.00
     HOLDING AND OTHER INVESTMENT OFFICES ........               852       0.00
     INSTRUMENTS AND RELATED PRODUCTS ............                 8       0.00
     INSURANCE AGENTS, BROKERS AND SERVICE .......            13,601       0.01
     METAL MINING ................................             2,437       0.00
     NONDEPOSITORY INSTITUTIONS ..................                88       0.00
     OIL AND GAS EXTRACTION ......................             4,656       0.00
     PAPER AND ALLIED PRODUCTS ...................                 6       0.00
     PETROLEUM AND COAL PRODUCTS .................               128       0.00
     PRIMARY METAL INDUSTRIES ....................               374       0.00
     PRINTING AND PUBLISHING .....................            34,495       0.03
     REAL ESTATE .................................               256       0.00
     RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS ...             6,680       0.01
     STONE, CLAY, AND GLASS PRODUCTS .............               293       0.00
     TRANSPORTATION EQUIPMENT ....................             6,268       0.00
                                                        ------------      -----
TOTAL PREFERRED STOCK
   (Cost $161,692) ...............................           253,915       0.19
                                                        ------------      -----
COMMON STOCK
   AGRICULTURAL PRODUCTION-CROPS .................               933       0.00
   AGRICULTURAL SERVICES .........................             2,927       0.00
   AMUSEMENT AND RECREATION SERVICES .............           259,139       0.19
   APPAREL AND ACCESSORY STORES ..................           606,663       0.45
   APPAREL AND OTHER TEXTILE PRODUCTS ............           158,453       0.12
   AUTO REPAIR, SERVICES AND PARKING .............            41,165       0.03
   AUTOMOTIVE DEALERS AND SERVICE STATIONS .......            69,957       0.05
   BUILDING MATERIALS AND GARDEN SUPPLIES ........         1,263,611       0.93
   BUSINESS SERVICES .............................        13,056,009       9.62
   CHEMICALS AND ALLIED PRODUCTS .................        13,159,291       9.69
   COAL MINING ...................................             1,884       0.00
   COMMUNICATIONS ................................        18,613,877      13.71
   DEPOSITORY INSTITUTIONS .......................         9,625,891       7.09
   EATING AND DRINKING PLACES ....................           625,742       0.46
   EDUCATIONAL SERVICES ..........................            64,944       0.05
   ELECTRIC, GAS, AND SANITARY SERVICES ..........         3,512,488       2.59
   ELECTRONIC AND OTHER ELECTRIC EQUIPMENT .......        15,308,389      11.28
   ENGINEERING AND MANAGEMENT SERVICES ...........           162,066       0.12
   FABRICATED METAL PRODUCTS .....................           732,413       0.54
   FOOD AND KINDRED PRODUCTS .....................         3,733,342       2.75
   FOOD STORES ...................................           995,941       0.73
   FORESTRY ......................................            21,710       0.02
   FURNITURE AND FIXTURES ........................           179,154       0.13
   FURNITURE AND HOMEFURNISHINGS STORES ..........           322,859       0.24
   GENERAL BUILDING CONTRACTORS ..................           119,571       0.09
   GENERAL MERCHANDISE STORES ....................         2,666,609       1.96
   HEALTH SERVICES ...............................           389,317       0.29
   HEAVY CONSTRUCTION, EXCEPT BUILDING ...........           159,505       0.11
   HOLDING AND OTHER INVESTMENT OFFICES ..........           888,261       0.65
   HOTELS AND OTHER LODGING PLACES ...............           151,826       0.11
   INDUSTRIAL MACHINERY AND EQUIPMENT ............        10,417,653       7.68
   INSTRUMENTS AND RELATED PRODUCTS ..............         2,367,732       1.74
   INSURANCE AGENTS, BROKERS AND SERVICE .........           249,899       0.18
   INSURANCE CARRIERS ............................         5,712,135       4.21
   LEATHER AND LEATHER PRODUCTS ..................            16,861       0.01
   LEGAL SERVICES ................................             2,977       0.00
   LOCAL AND INTERURBAN PASSENGER TRANSIT ........            83,071       0.06
   LUMBER AND WOOD PRODUCTS ......................           211,854       0.16
   METAL MINING ..................................           374,950       0.28
   MISCELLANEOUS MANUFACTURING INDUSTRIES ........           458,731       0.34
   MISCELLANEOUS RETAIL ..........................           908,112       0.67
   MOTION PICTURES ...............................           996,905       0.73
   NONDEPOSITORY INSTITUTIONS ....................         2,042,842       1.51
   NONMETALLIC MINERALS, EXCEPT FUELS ............            51,306       0.04
   OIL AND GAS EXTRACTION ........................         1,429,503       1.05
   PAPER AND ALLIED PRODUCTS .....................           958,432       0.71
   PERSONAL SERVICES .............................            67,913       0.05
   PETROLEUM AND COAL PRODUCTS ...................         4,754,129       3.50
   PIPELINES, EXCEPT NATURAL GAS .................            10,490       0.01
   PRIMARY METAL INDUSTRIES ......................         1,158,982       0.85
   PRINTING AND PUBLISHING .......................         1,042,377       0.77
   RAILROAD TRANSPORTATION .......................           382,629       0.28
   REAL ESTATE ...................................           280,565       0.21
   RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS .....           403,369       0.30
   SECURITY AND COMMODITY BROKERS ................         1,570,687       1.16
   SOCIAL SERVICES ...............................             4,521       0.00
   SPECIAL TRADE CONTRACTORS .....................            35,499       0.03
   STONE, CLAY, AND GLASS PRODUCTS ...............           600,652       0.44
   TEXTILE MILL PRODUCTS .........................            63,164       0.05
   TOBACCO PRODUCTS ..............................           611,760       0.45
   TRANSPORTATION BY AIR .........................           496,776       0.37
   TRANSPORTATION EQUIPMENT ......................         4,462,549       3.29
   TRANSPORTATION SERVICES .......................            65,484       0.05
   TRUCKING AND WAREHOUSING ......................           236,700       0.17
   WATER TRANSPORTATION ..........................           257,334       0.19
   WHOLESALE TRADE-DURABLE GOODS .................           227,408       0.17
   WHOLESALE TRADE-NON-DURABLE GOODS .............           763,446       0.56
                                                        ------------      -----
TOTAL COMMON STOCK
   (Cost $69,858,228) ............................       130,673,334      96.27
                                                        ------------      -----
SHORT TERM INVESTMENTS
   BANK NOTES ....................................           100,005       0.07
   CERTIFICATES OF DEPOSIT .......................           375,574       0.28
   COMMERCIAL PAPER ..............................         3,667,666       2.70
   MEDIUM TERM BOND ..............................            19,970       0.02
   OTHER GOVERNMENT AND AGENCIES .................            93,705       0.07
   U.S. GOVERNMENT AND AGENCIES ..................         2,214,224       1.63
   VARIABLE RATE NOTES ...........................            46,496       0.03
                                                        ------------      -----

                       SEE NOTES TO FINANCIAL STATEMENTS


10 o 1999 CREF Annual Report

          STATEMENT OF INVESTMENTS - Stock Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------


                     Summary by Industry (000)--(Continued)

                                                           VALUE             %
                                                        ------------      -----
TOTAL SHORT TERM INVESTMENTS
   (Cost $6,517,287) .............................      $  6,517,640       4.80%
                                                        ------------      -----
TOTAL PORTFOLIO
   (Cost $76,630,653) ............................       137,620,943     101.39
   OTHER ASSETS & LIABILITIES, NET ...............        (1,887,602)     (1.39)
                                                        ------------      -----
NET ASSETS .......................................      $135,733,341     100.00%
                                                        ============     ======


                         ------------------------------


                         Summary by Country (Unaudited)

                                                     VALUE (000)          %
                                                    ------------        -----
DOMESTIC
   UNITED STATES ...........................        $102,168,331        74.24%
                                                    ------------        -----
   TOTAL DOMESTIC ..........................         102,168,331        74.24
                                                    ------------        -----
FOREIGN
   ARGENTINA ...............................              12,306         0.01
   AUSTRALIA ...............................             633,443         0.46
   AUSTRIA .................................              39,510         0.03
   BELGIUM .................................             249,756         0.18
   BRAZIL ..................................              26,601         0.02
   CANADA ..................................           1,124,579         0.82
   CHILE ...................................              61,077         0.04
   DENMARK .................................             174,759         0.13
   FINLAND .................................             912,989         0.66
   FRANCE ..................................           2,654,844         1.93
   GERMANY .................................           2,675,812         1.94
   HONG KONG ...............................             465,291         0.34
   HUNGARY .................................               5,786         0.00
   INDIA ...................................             377,484         0.27
   IRELAND .................................             250,250         0.18
   ISRAEL ..................................              22,720         0.02
   ITALY ...................................           1,162,077         0.84
   JAPAN ...................................           7,516,787         5.46
   LUXEMBOURG ..............................               7,393         0.01
   MALAYSIA ................................              70,038         0.05
   NETHERLANDS .............................           1,758,170         1.28
   NEW ZEALAND .............................              53,610         0.04
   NORWAY ..................................              83,353         0.06
   PORTUGAL ................................             132,701         0.10
   SINGAPORE ...............................             338,217         0.25
   SOUTH AFRICA ............................              34,411         0.03
   SPAIN ...................................             814,486         0.59
   SWEDEN ..................................             910,354         0.66
   SWITZERLAND .............................           1,439,260         1.05
   TAIWAN ..................................               6,413         0.01
   UNITED KINGDOM ..........................           4,919,683         3.57
   ZIMBABWE ................................                 812         0.00
                                                    ------------       ------
   TOTAL FOREIGN ...........................          28,934,972        21.03
   SHORT TERM INVESTMENTS ..................           6,517,640         4.73
                                                    ------------       ------
   TOTAL PORTFOLIO .........................        $137,620,943       100.00%
                                                    ============       ======


                         ------------------------------

 PRINCIPAL                                                  VALUE (000)
 ---------                                                  -----------

BONDS--0.13%
  CORPORATE BONDS--0.13%
  AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.00%
                      UGLY DUCKLING CORP (SUB DEB)
       $ 413,400         12.000%, 10/23/03 ..............   $    413
                                                            --------
  DEPOSITORY INSTITUTIONS--0.02%
                      BANCA INTESA S.P.A. (CV DEB)
         210,884(1)      2.700%, 01/01/03 ...............   $    384
                      BANCA INTESA S.P.A. (CV DEB) (RISP)
          16,220(1)      3.500%, 01/01/03 ...............         31
                      FUJI BANK
   2,580,000,000(2)      0.250%, 02/01/02 ...............     20,730
                      MITSU TRUST & BANKING (CV DEB)
     983,000,000(2)      0.500%, 10/01/07 ...............      6,709
                                                            --------
                                                              27,854
                                                            --------
  ELECTRIC, GAS, AND SANITARY SERVICES--0.00%
                      WMX TECHNOLOGIES, INC (SUB CV NOTE)
     $ 4,979,000         2.000%, 01/24/05 ...............      4,101
                                                            --------
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--0.03%
                      SONY CORP
     950,000,000(2)      1.400%, 03/31/05 ...............     35,170
                                                            --------
  INSURANCE CARRIERS--0.00%
                     >AMP AUSTRALIA
          37,957(3)      7.000%, 02/10/05 ...............      2,314
                      AMP REINSURANCE NOTE
       1,380,277(3)      7.000%, 02/10/05 ...............          0
                                                            --------
                                                               2,314
                                                            --------
MISCELLANEOUS MANUFACTURING INDUSTRIES--0.00%
                      SEGA ENTERPRISES LTD
      20,000,000(2)      0.000%, 03/31/03 ...............        274
                                                            --------
  REAL ESTATE--0.00%
                      EXCEL LEGACY CORP NOTE
         $ 6,000          9.000%, 01/01/04 ..............          6
           3,000         10.000%, 01/01/04 ..............          3
                                                            --------
                                                                   9
                                                            --------
  SECURITY AND COMMODITY BROKERS--0.07%
                      MORGAN STANLEY DEAN WITTER
      26,025,000         7.500%, 05/08/00 ...............     65,633
       5,987,000         3.000%, 05/17/00 ...............     26,565
                                                            --------
                                                              92,198
                                                            --------
  TRANSPORTATION EQUIPMENT--0.00%
                      BRITISH AEROSPACE PLC
         674,799(4)      7.450%, 11/30/03 ...............      1,073
                                                            --------
  TRUCKING AND WAREHOUSING--0.01%
                      YAMATO TRANSPORT (CV DEB)
     340,000,000(2)      1.700%, 09/30/02 ...............     12,304
                                                            --------
                      TOTAL CORPORATE BONDS
                         (Cost $93,065) .................    175,710
                                                            --------

GOVERNMENT BOND--0.00%

  GOVERNMENT BOND--0.00%
                      U.S. TREASURY BOND
       $ 325,000         11.750%, 02/15/01 ..............        344
                                                            --------
                      TOTAL GOVERNMENT BOND
                         (Cost $381)  ...................        344
                                                            --------
                      TOTAL BONDS
                         (Cost $93,446) .................    176,054
                                                            --------
----------
(1)  Denominated in Italian Lira.
(2)  Denominated in Japanese Yen.
(3)  Denominated in Australian Dollar.
(4)  Denominated in British Pound.

                       SEE NOTES TO FINANCIAL STATEMENTS


                                                    1999 CREF Annual Report o 11

          STATEMENT OF INVESTMENTS - Stock Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------

SHARES                                                               VALUE (000)
------                                                               -----------

PREFERRED STOCK--0.19%
 APPAREL AND OTHER TEXTILE PRODUCTS--0.00%
       4,200        ESCADA AG....................................... $       471
                                                                     -----------
 BUSINESS SERVICES--0.06%
     123,800      >*SAP AG..........................................      74,584
                                                                     -----------
 CHEMICALS AND ALLIED PRODUCTS--0.01%
     941,176      #*ADVANCED MEDICINE SERIES C......................       8,000
   8,300,000      * BOMBRIL S.A.....................................          64
       1,713        CIN-CORPARACAO INDUSTRIAL.......................          42
   2,758,725      #*NETGENICS, INC CV SERIES D......................       5,517
                                                                     -----------
                                                                          13,623
                                                                     -----------
 COMMUNICATIONS--0.06%

     668,800      * COMCAST CORP....................................      66,378
  52,065,624        EMBRATEL PARTICIPACOES S.A......................       1,340
  66,267,124      * TELEBRAS S.A....................................           1
  73,544,371        TELECENTROESTE CELULAR PARTICIPACOES S.A........         155
  66,267,124        TELECENTRO-SUL PARTICIPACOES S.A................       1,210
  66,267,124        TELENORTE-LESTE PARTICIPACOES S.A...............       1,779
  66,267,124        TELESP CELULAR S.A..............................       1,174
  66,267,124        TELESP PARTICIPACOES S.A........................       1,607
  66,267,124        TELESUDESTE CELULAR S.A.........................         490
  66,267,124        TELESUL CELULAR PARTICIPACOES S.A...............         220
                                                                     -----------
                                                                          74,354
                                                                     -----------
 DEPOSITORY INSTITUTIONS--0.00%
  22,520,000        BANCO ITAU S.A..................................       1,932
   7,100,000        BANESPA S.A.....................................         252
 219,454,122        BRADESCO S.A....................................       1,721
                                                                     -----------
                                                                           3,905
                                                                     -----------
 ELECTRIC, GAS, AND SANITARY SERVICES--0.00%
  38,848,207        CEMIG S.A.......................................         871
  23,122,930        CENTRAIS GERADORAS BRASIL.......................          25
  23,122,930        ELECTROBRAS S.A. SERIES B.......................         552
   2,491,107        ELETROPAULO METROPOLITANA.......................         161
       5,000        HOUSTON INDUSTRIES, INC ACES....................         603
      70,870        RHEIN-WESTFALEN ELECTRIC AG. (NON-VOTE).........       2,185
                                                                     -----------
                                                                           4,397
                                                                     -----------
 FOOD AND KINDRED PRODUCTS--0.00%
   1,516,000        BRAHMA S.A......................................       1,108
     143,000      * SADIA S.A.......................................         130
                                                                     -----------
                                                                           1,238
                                                                     -----------
 FURNITURE AND FIXTURES--0.00%
     115,446      * OSULLIVAN INDUSTRIES HOLDINGS, INC..............          59
                                                                     -----------
 GENERAL BUILDING CONTRACTORS--0.00%
   2,300,000      * DURATEX S.A.....................................          72
                                                                     -----------
 GENERAL MERCHANDISE STORES--0.01%
     210,200        HARCOURT GENERAL, INC SERIES A..................      10,858
                                                                     -----------
 HEALTH SERVICES--0.00%
       8,534      * MEDIQ, INC SERIES A.............................          13
                                                                     -----------
 HEAVY CONSTRUCTION, EXCEPT BUILDING--0.00%
       5,500        BAU HOLDING AG..................................         199
                                                                     -----------
 HOLDING AND OTHER INVESTMENT OFFICES--0.00%
      18,432        KIMCO REALTY CORP SERIES D......................         393
      11,020        PRIME RETAIL, INC...............................         130
       9,807        SUPERIOR TRUST I SERIES A.......................         329
                                                                     -----------
                                                                             852
                                                                     -----------
 INSTRUMENTS AND RELATED PRODUCTS--0.00%
     816,100      * FRESENIUS MEDICAL CARE (CLASS D)................           8
                                                                     -----------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.01%
      45,000        MARSCHOLLER LAUT UND PARTNER....................      13,601
                                                                     -----------
 METAL MINING--0.00%
      88,032        VALE DO RIO DOCE NAVEGACAO S.A. SERIES A........       2,437
                                                                     -----------
 NONDEPOSITORY INSTITUTIONS--0.00%
      23,604        INTERNATIONALE NEDERLANDEN GROEP NV.............          88
                                                                     -----------
 OIL AND GAS EXTRACTION--0.00%
  18,284,900        PETROBRAS S.A...................................       4,656
                                                                     -----------

 PAPER AND ALLIED PRODUCTS--0.00%
       1,670        KONINKLIJKE NV..................................           6
                                                                     -----------
 PETROLEUM AND COAL PRODUCTS--0.00%
  12,000,000      * IPIRANGA S.A....................................         128
                                                                     -----------
 PRIMARY METAL INDUSTRIES--0.00%
   2,718,600        MET GERDAU S.A..................................         131
      44,800        USINAS SIDER MINAS GERAIS S.A...................         243
                                                                     -----------
                                                                             374
                                                                     -----------
 PRINTING AND PUBLISHING--0.03%
   4,038,657       >NEWS CORP LTD (LTD-VOTE)........................      34,495
                                                                     -----------
 REAL ESTATE--0.00%
      18,300        PRICE ENTERPRISES, INC..........................         256
                                                                     -----------
 RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS--0.01%
     132,287        SEALED AIR CORP (CLASS A).......................       6,680
                                                                     -----------
 STONE, CLAY, AND GLASS PRODUCTS--0.00%
     610,000        CIM ITAU S.A....................................          85
       6,790        DYCKERHOFF ZEMENTWERKE AG.......................         208
                                                                     -----------
                                                                             293
                                                                     -----------
 TRANSPORTATION EQUIPMENT--0.00%
      12,100        MAN AG..........................................         268
      12,900        RHEINMETALL AG..................................         136
     183,000        VOLKSWAGEN AG...................................       5,864
                                                                     -----------
                                                                           6,268
                                                                     -----------
 TOTAL PREFERRED STOCK
   (Cost $ 161,692) ................................................     253,915
                                                                     -----------
COMMON STOCK--96.27%
 AGRICULTURAL PRODUCTION-CROPS--0.00%
      13,809        DELTA & PINE LAND CO............................         240
     758,000        GOLDEN HOPE PLANTATIONS BERHAD..................         682
       1,300      * HINES HORTICULTURE, INC.........................          11
                                                                     -----------
                                                                             933
                                                                     -----------
 AGRICULTURAL SERVICES--0.00%
     122,700      * CADIZ, INC......................................       1,166
      69,512        CRESUD SACIFYA..................................          68
     131,500      * VETERINARY CENTERS OF AMERICA, INC..............       1,693
                                                                     -----------
                                                                           2,927
                                                                     -----------
 AMUSEMENT AND RECREATION SERVICES--0.19%
     420,808      >*AMF BOWLING, INC................................       1,315
      92,900      * ANCHOR GAMING CO................................       4,035
     120,100      * ARGOSY GAMING CORP..............................       1,869
     147,529      >*BALLY TOTAL FITNESS HOLDINGS CORP...............       3,937
     470,000        BERJAYA SPORTS TOTO BERHAD......................       1,014
     124,400      * BOCA RESORTS, INC (CLASS A).....................       1,213
     224,245      * BOYD GAMING CORP................................       1,303
      32,500      * CHAMPIONSHIP AUTO RACING TEAMS, INC.............         748
       4,800      > CHURCHILL DOWNS, INC............................         108
   2,363,850        EMI GROUP PLC...................................      23,188
       2,100      >*FAMILY GOLF CENTERS, INC........................           3
   5,060,040        GRANADA GROUP LTD (CLASS A).....................      51,270
     958,274      * HARRAH'S ENTERTAINMENT, INC.....................      25,334
     157,600      * HOLLYWOOD PARK, INC.............................       3,536
      22,200        INTERNATIONAL SPEEDWAY CORP (CLASS A)...........       1,118
          50      * ISLE OF CAPRI CASINOS, INC......................           1
      52,000      * LAKES GAMING, INC...............................         413
   1,324,950        MAGNUM CORP BERHAD..............................         990
    504,217       * MIRAGE RESORTS, INC.............................       7,721
     735,000      * MULTI-PURPOSE HOLDINGS BERHAD...................         313
     112,800        ORIENTAL LAND CO LTD............................       9,687
          60      * PENN NATIONAL GAMING, INC.......................           1

                       SEE NOTES TO FINANCIAL STATEMENTS


12 o 1999 CREF Annual Report

          STATEMENT OF INVESTMENTS - Stock Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------

  SHARES                                                             VALUE (000)
  ------                                                             -----------

 AMUSEMENT AND RECREATION SERVICES--(Continued)
      13,000      * PLAYERS INTERNATIONAL, INC......................$        107
   2,951,828      * PREMIER PARKS, INC..............................      85,234
      57,934      * PRESIDENT CASINOS, INC..........................          36
         700        SANKYO CO LTD...................................          52
     236,808      * SFX ENTERTAINMENT, INC (CLASS A)................       8,569
      13,600      * SPEEDWAY MOTORSPORTS, INC.......................         378
     154,137      * STATION CASINOS, INC............................       3,458
     899,721      > TABCORP HOLDINGS LTD............................       6,074
     240,000      * TOKYO DOME CORP.................................       1,150
     444,000        TOKYO TOKEIBA CO LTD............................         608
     188,900      * WESTWOOD ONE, INC...............................      14,356
                                                                     -----------
                                                                         259,139
                                                                     -----------
 APPAREL AND ACCESSORY STORES--0.45%
     931,808      * ABERCROMBIE & FITCH CO (CLASS A)................      24,868
     173,150      * AMERICAN EAGLE OUTFITTERS, INC..................       7,792
     167,672      * ANN TAYLOR STORES CORP..........................       5,774
      18,900      >*BEBE STORES, INC................................         510
      48,950      >*BUCKLE, INC.....................................         725
     101,524        BURLINGTON COAT FACTORY WAREHOUSE CORP..........       1,409
     268,100        CATO CORP (CLASS A).............................       3,385
      99,000      * CHARMING SHOPPES, INC...........................         656
      40,500      * CHICO'S FAS, INC................................       1,524
      97,300      >*CHILDRENS PLACE RETAIL STORES...................       1,599
     154,700        CLAIRES STORES, INC.............................       3,461
     108,618        CLAIRES STORES, INC (CLASS A)...................       2,430
      52,300      >*DAVIDS BRIDAL, INC..............................         585
     161,400        DEB SHOPS, INC..................................       2,986
     106,941        DOUGLAS HOLDINGS AG.............................       4,606
     102,600      * DRESS BARN, INC.................................       1,706
       7,469        EDGARS CONSOLIDATED STORES LTD..................          95
       4,184      x*EDISON BROTHERS STORES, INC WTS 09/26/05........           0
     108,500      * FINISH LINE, INC (CLASS A)......................         590
     188,669      * FOOTSTAR, INC...................................       5,754
   3,918,182        GAP, INC........................................     180,236
     439,700      * GENESCO, INC....................................       5,716
     109,700      * GOODYS FAMILY CLOTHING, INC.....................         590
     130,600      * GYMBOREE CORP...................................         735
   1,910,380        HENNES & MAURITZ AB SERIES B....................      64,061
     141,317        INTIMATE BRANDS, INC (CLASS A)..................       6,094
      47,450    x>* JUST FOR FEET, INC..............................           0
   3,677,792        LIMITED, INC....................................     159,294
     156,950      * MEN'S WEARHOUSE, INC............................       4,610
     272,239        NORDSTROM, INC..................................       7,129
     174,575      * PACIFIC SUNWEAR CALIFORNIA, INC.................       5,565
     195,743      * PAYLESS SHOESOURCE, INC.........................       9,200
     183,600      * PETRIE STORES CORP (LIQUIDATING TRUST)..........         448
   1,247,860        ROSS STORES, INC................................      22,383
      19,080        SALAMANDER AG...................................         231
      58,600      > SHIMAMAURA CO LTD...............................       9,285
      11,200      * SHOE CARNIVAL, INC..............................         113
     171,600      * STEIN MART, INC.................................         976
   2,366,266        TJX COS, INC....................................      48,361
     579,992      * TOO, INC........................................      10,005
       1,500      * UNITED RETAIL GROUP, INC........................          12
      14,000      * URBAN OUTFITTERS, INC...........................         408
      61,700      * WET SEAL, INC (CLASS A).........................         756
                                                                     -----------
                                                                         606,663
                                                                     -----------
APPAREL AND OTHER TEXTILE PRODUCTS--0.12%
     160,600        AOYAMA TRADING CO LTD...........................       3,440
   4,643,700      > BENETTON GROUP S.P.A............................      10,667
      50,000        CHRISTIAN DIOR S.A..............................      12,392
      54,400      * COLUMBIA SPORTSWEAR CO..........................       1,170
     113,400      * DONNA KARAN INTERNATIONAL, INC..................         744
          17        ESCADA AG. .....................................           2
      27,800      * GUESS ?, INC....................................         605
     817,000        GUNZE LTD.......................................     $ 2,174
     713,455      * JONES APPAREL GROUP, INC........................      19,352
     171,390        KELLWOOD CO.....................................       3,331
   2,353,000        KURARAY CO LTD..................................      23,820
     480,600        LIZ CLAIBORNE, INC..............................      18,083
     212,300      * NAUTICA ENTERPRISES, INC........................       2,402
     268,000        ONWARD KASHIYMA CO LTD..........................       3,670
     119,300        OSHKOSH B'GOSH, INC (CLASS A)...................       2,513
      95,500        OXFORD INDUSTRIES, INC..........................       1,892
   4,961,800        PACIFIC DUNLOP LTD..............................       7,002
      13,193      x*PARAGON TRADE BRANDS, INC.......................           3
     277,533        PHILLIPS VAN HEUSEN CORP........................       2,307
       4,423      > PILLOWTEX CORP..................................          27
     342,200      * POLO RALPH LAUREN CORP..........................       5,839
     125,200      * QUIKSILVER, INC.................................       1,941
     414,100      >*RENOWN, INC.....................................       1,013
     345,000        TOKYO STYLE CO LTD..............................       2,835
       9,300      * TOMMY HILFIGER CORP.............................         217
       2,000      * TROPICAL SPORTSWARE INTERNATIONAL CORP..........          32
     550,758        VF CORP.........................................      16,523
     413,055        WACOAL CORP.....................................       3,632
     331,399        WARNACO GROUP, INC (CLASS A)....................       4,080
      54,300        WORLD CO LTD....................................       6,745
                                                                     -----------
                                                                         158,453
                                                                     -----------
 AUTO REPAIR, SERVICES AND PARKING--0.03%
      47,600      * AUTOWEB.COM, INC................................         518
     144,983      * AVIS RENT A CAR, INC............................       3,706
     165,401      * BUDGET GROUP, INC...............................       1,499
   1,246,000        COMFORT GROUP LTD...............................         684
     334,018      * DOLLAR THRIFTY AUTOMOTIVE GROUP, INC............       7,996
     130,895        HERTZ CORP (CLASS A)............................       6,561
      66,460      * IMPERIAL HOLDINGS LTD...........................         727
     157,657        MIDAS, INC......................................       3,449
      61,770      * NATIONAL AUTO CREDIT, INC.......................          39
     511,847        ROLLINS TRUCK LEASING CORP......................       6,110
     404,152        RYDER SYSTEM, INC...............................       9,876
                                                                     -----------
                                                                          41,165
                                                                     -----------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.05%
      36,000        AUTOBACS SEVEN CO LTD...........................       1,180
   1,608,349      * AUTONATION, INC.................................      14,877
     771,500      * AUTOZONE, INC...................................      24,929
     291,500      * BAJAJ AUTO LTD..................................       2,218
     148,300        CANADIAN TIRE, INC (CLASS A)....................       3,520
     222,400      * COPART, INC.....................................       9,674
     160,800      * CSK AUTO CORP...................................       2,814
      67,498      * DISCOUNT AUTO PARTS, INC........................       1,219
      96,800      * GROUP 1 AUTOMOTIVE, INC.........................       1,349
     402,024        LEX SERVICE GROUP LTD...........................       2,447
     323,958        LONHRO AFRICA PLC...............................         162
      96,200      * OREILLY AUTOMOTIVE, INC.........................       2,068
     278,905        PEP BOYS MANNY, MOE, & JACK CO..................       2,545
     103,400      * UNITED AUTO GROUP, INC..........................         924
       3,700      * WEST MARINE, INC................................          31
                                                                     -----------
                                                                          69,957
                                                                     -----------
 BUILDING MATERIALS AND GARDEN SUPPLIES--0.93%
     337,151        CRH PLC.........................................       7,269
     119,300        FASTENAL CO.....................................       5,361
  15,970,473        HOME DEPOT, INC.................................   1,094,976
      46,920      * JUAN MINETTI S.A................................         118
   2,253,330        LOWES COS, INC..................................     134,636
     862,700        MEYER INTERNATIONAL PLC.........................       5,356
      39,189        PORTLAND VALDERRIVAS S.A........................       1,023
         900      * TRACTOR SUPPLY CO...............................          14
   1,938,202        WOLSELEY PLC....................................      14,858
                                                                     -----------
                                                                       1,263,611
                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS


                                                    1999 CREF Annual Report o 13

          STATEMENT OF INVESTMENTS - Stock Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------

  SHARES                                                             VALUE (000)
  ------                                                             -----------

 BUSINESS SERVICES--9.62%
      98,800      * 24/7 MEDIA, INC.................................  $    5,558
     110,400        AARON RENTS, INC................................       1,960
       4,700        ABM INDUSTRIES, INC.............................          96
      34,800      * ABOUT.COM, INC..................................       3,123
     450,150      * ACCLAIM ENTERTAINMENT, INC......................       2,307
      26,354        ACKERLEY GROUP, INC.............................         478
     437,311      * ACNEILSEN CORP..................................      10,769
       1,100      * ACT NETWORKS, INC...............................          10
       8,200      * ACTIVISION, INC.................................         126
     156,400      * ACTUATE CORP....................................       6,706
     332,160      * ACXIOM CORP.....................................       7,972
      55,054        ADECCO S.A. (REGD)..............................      42,876
     210,700        ADECCO S.A. ADR.................................      20,227
      44,800      * ADFORCE, INC....................................       3,198
       8,400      * ADMINSTAFF, INC.................................         254
   1,108,888        ADOBE SYSTEMS, INC..............................      74,573
      45,400      >*ADVANTAGE LEARNING SYSTEMS, INC.................         508
      77,650      * ADVENT SOFTWARE, INC............................       5,004
     113,330      * ADVO, INC.......................................       2,692
     211,900      * AFFILIATED COMPUTER SERVICES, INC(CLASS A)......       9,747
       7,400      * ALLAIRE CORP....................................       1,083
      12,000      * ALPHA SYSTEMS, INC..............................       2,523
      18,714      * AMDOCS LTD......................................         646
  15,618,822      * AMERICA ONLINE, INC.............................   1,178,245
     579,645      * AMERICAN MANAGEMENT SYSTEMS, INC................      18,186
     132,400        ANALYSTS INTERNATIONAL CORP.....................       1,655
     156,500      >*ANSWERTHINK CONSULTING GROUP....................       5,360
      37,400      * APPLIEDTHEORY CORP..............................       1,038
      46,000        APTECH LTD (NEW)................................       1,864
      89,000      * ARDENT SOFTWARE, INC............................       3,471
     143,600      * ASHTON TECHNOLOGY GROUP, INC....................         924
      95,000      * ASPECT DEVELOPMENT, INC.........................       6,508
      30,200      * ASPEN TECHNOLOGY, INC...........................         798
      58,900      >*AUTOBYTEL.COM, INC..............................         895
     333,000        AUTODESK, INC...................................      11,239
   3,463,481        AUTOMATIC DATA PROCESSING, INC..................     186,595
     197,300      * AVANT CORP......................................       2,960
      74,100      * AVT CORP........................................       3,483
      22,200      * AWARE, INC......................................         808
     173,500      * AXENT TECHNOLOGIES, INC.........................       3,644
          50      * AZTEC TECHNOLOGY PARTNERS, INC..................           0
     456,900      >*BAAN CO NV......................................       6,458
      40,700      * BANYAN SYSTEMS, INC.............................         814
       8,500      * BARRA, INC......................................         270
   1,087,718      >*BEA SYSTEMS, INC................................      76,072
      44,000      * BEST SOFTWARE, INC..............................       1,298
     153,000      >*BEYOND.COM CORP.................................       1,195
      36,289      * BFL SOFTWARE LTD................................         913
      90,500      * BILLING CONCEPTS CORP...........................         588
     107,400      * BINDVIEW DEVELOPMENT CORP.......................       5,336
      52,300      * BISYS GROUP, INC................................       3,413
   2,380,332      * BMC SOFTWARE, INC...............................     190,278
     371,585      * BMCMEDIA.COM....................................         705
      44,500      * BOTTOMLINE TECHNOLOGIES, INC....................       1,602
      53,200      * BRIO TECHNOLOGY, INC............................       2,234
     362,900      * BROADVISION, INC................................      61,716
      59,500      >*BROCADE COMMUNICATIONS SYSTEMS, INC.............      10,532
     138,628      * BUILDING ONE SERVICES CORP......................       1,308
      68,800      * BURNS INTERNATIONAL SERVICES....................         744
      80,000      * BUSINESS OBJECTS S.A. (SPONS ADR)...............      10,690
      49,100      * CACI INTERNATIONAL, INC (CLASS A)...............       1,111
   1,436,074      * CADENCE DESIGN SYSTEMS, INC.....................      34,466
      40,700      * CAIS INTERNET, INC..............................       1,445
     157,900      * CAMBRIDGE TECHNOLOGY PARTNERS, INC..............       4,145
     159,459      > CAP GEMINI S.A..................................      40,483
      93,000      >*CAPCOM CO LTD...................................     $ 4,957
   1,239,400        CAPITA GROUP PLC................................      22,614
      19,200      * CAREERBUILDER, INC..............................         124
     124,562      * CATALINA MARKETING CORP.........................      14,418
      57,000      * CBT GROUP PLC ADR...............................       1,910
      14,800      * CCC INFORMATION SERVICES GROUP, INC.............         253
      69,048      * CDI CORP........................................       1,666
     146,500      * CELL NETWORK AB.................................       4,085
       1,990      * CELLULAR TECHNICAL SERVICES CO..................          15
   5,071,795      * CENDANT CORP....................................     134,720
     235,600      >*CENTURY BUSINESS SERVICES, INC..................       1,988
   2,923,877      * CERIDIAN CORP...................................      63,046
     163,200      * CERNER CORP.....................................       3,213
     196,250      * CHECKFREE HOLDINGS CORP.........................      20,508
     266,058      * CHOICEPOINT, INC................................      11,008
     256,300      * CIBER, INC......................................       7,048
     462,270      * CITRIX SYSTEMS, INC.............................      56,859
     108,400      * CLARIFY, INC....................................      13,658
     427,004      >*CMGI, INC.......................................     118,227
     258,796      * CNET, INC.......................................      14,687
      19,200      * COGNIZANT TECHNOLOGY SOLUTIONS..................       2,099
     341,874        COMDISCO, INC...................................      12,735
     120,200        COMPAREX HOLDINGS LTD...........................         842
     143,987      * COMPLETE BUSINESS SOLUTIONS, INC................       3,618
   2,930,705        COMPUTER ASSOCIATES INTERNATIONAL, INC..........     204,966
     189,600      * COMPUTER HORIZONS CORP..........................       3,069
     134,400      * COMPUTER NETWORK TECHNOLOGY CORP................       3,083
   1,149,894      * COMPUTER SCIENCES CORP..........................     108,809
      99,819        COMPUTER TASK GROUP, INC........................       1,479
   2,489,800      * COMPUWARE CORP..................................      92,745
      90,500      * CONCORD COMMUNICATIONS, INC.....................       4,016
      62,200      >*CONCUR TECHNOLOGIES, INC........................       1,804
     481,779      * CONVERGYS CORP..................................      14,815
     102,300      * COREL CORP......................................       1,546
     161,800      * CORT BUSINESS SERVICES CORP.....................       2,821
      27,500      * COSTAR GROUP....................................         987
      74,600      * COTELLIGENT, INC................................         401
     140,000        CREATIVE TECHNOLOGY LTD.........................       2,538
     112,176      >*CRITICAL PATH, INC..............................      10,587
     766,900      * CSG SYSTEMS INTERNATIONAL, INC..................      30,580
      76,100        CSK CORP........................................      12,356
      38,600      * CTC COMMUNICATIONS GROUP........................       1,506
      91,000      * CYBERCASH, INC..................................         842
       4,894      >*CYBERGUARD CORP.................................          20
      95,400      * CYBERPLEX, INC..................................       1,201
     301,100        DASSAULT SYSTEMS S.A............................      19,626
      61,038      * DATA BROADCASTING CORP..........................         504
     258,224        DATACRAFT ASIA LTD..............................       2,143
     128,790      * DATASTREAM SYSTEMS, INC.........................       3,163
      60,885      * DBT ONLINE, INC.................................       1,484
       1,100      >*DECISIONONE HOLDINGS CORP.......................           1
     188,250      * DENDRITE INTERNATIONAL, INC.....................       6,377
     106,500      * DIGITAL RIVER, INC..............................       3,548
     117,100      * DOCUMENTUM, INC.................................       7,011
     160,498      >*DOUBLECLICK, INC................................      40,616
      18,600      * DSP GROUP, INC..................................       1,730
     219,532      * DST SYSTEMS, INC................................      16,753
     106,300      * EARTHLINK NETWORK, INC..........................       4,518
      37,400      * EARTHWEB, INC...................................       1,882
     174,700      >*EBAY, INC.......................................      21,870
      46,400      * ECHELON CORP....................................         908
     219,252      * ECLIPSYS CORP...................................       5,618
      58,000      * EFFNET GROUP AB.................................       2,081
      60,100      * EIDOS PLC.......................................       5,274
       2,600      * ELECTRO RENT CORP...............................          30
     279,200      * ELECTRONIC ARTS, INC............................      23,453

                       SEE NOTES TO FINANCIAL STATEMENTS


14 o 1999 CREF Annual Report

          STATEMENT OF INVESTMENTS - Stock Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------

  SHARES                                                             VALUE (000)
  ------                                                             -----------

 BUSINESS SERVICES--(Continued)
   2,521,845        ELECTRONIC DATA SYSTEMS CORP....................   $ 168,806
     352,320      * ELECTRONICS FOR IMAGING, INC....................      20,479
      49,400      * EMPLOYEE SOLUTIONS, INC.........................          34
      51,600      >*ENGINEERING ANIMATION, INC......................         452
      26,000      * ENIX CORP.......................................       2,823
     119,900      * ENTRUST TECHNOLOGIES, INC.......................       7,187
     235,329      * EPICOR SOFTWARE CORP............................       1,191
      55,000      * EQUANT N.V......................................       6,245
   1,127,698        EQUIFAX, INC....................................      26,571
      13,600      * EXCALIBUR TECHNOLOGIES CORP.....................         281
      58,700      * EXCHANGE APPLICATIONS, INC......................       3,280
     696,457      * EXCITE AT HOME..................................      29,861
      57,550        FACTSET RESEARCH SYSTEMS, INC...................       4,582
     102,742        FAIR ISSAC & CO, INC............................       5,445
     200,000      * FILENET CORP....................................       5,100
   2,994,400        FIRST DATA CORP.................................     147,661
     437,393      * FISERV, INC.....................................      16,758
      15,900      * FORRESTER RESEARCH, INC.........................       1,095
      72,300        FUJI SOFT ABC, INC..............................       5,657
     251,538      * GARTNER GROUP, INC (CLASS B)....................       3,474
          20      * GENERAL MAGIC, INC..............................           0
      50,600      * GENESYS TELECOMMUNICATIONS LABORATORIES, INC....       2,732
     195,495        GERBER SCIENTIFIC, INC..........................       4,289
     237,070        GETRONICS NV....................................      18,916
      94,900      * GETTY IMAGES, INC...............................       4,638
     345,966      * GO.COM..........................................       8,238
     148,383      * GO2NET, INC.....................................      12,909
       8,472      * GRANDE HOLDINGS WTS 10/15/00....................           0
      60,316      * GREAT PLAINS SOFTWARE, INC......................       4,509
     160,500      * GT INTERACTIVE SOFTWARE CORP....................         266
     495,879      * GTECH HOLDINGS CORP.............................      10,909
     237,300      * HARBINGER CORP..................................       7,549
       5,200      * HAVAS ADVERTISING S.A...........................       2,216
     322,000        HAW PAR CORP LTD................................         588
   2,094,763      * HAYS PLC........................................      33,351
      61,531      >*HEALTHEON/WEBMD CORP............................       2,307
       5,400      * HEIDRICK & STRUGGLES INTERNATIONAL, INC.........         228
     164,700      * HNC SOFTWARE....................................      17,417
     104,800      * HYPERION SOLUTIONS CORP.........................       4,559
     248,310      * I2 TECHNOLOGIES, INC............................      48,420
     105,000      * ICON MEDIALAB INTERNATIONAL AB..................       3,657
      81,200      * IDX SYSTEMS CORP................................       2,538
     407,082      * IMATION CORP....................................      13,663
     302,750      * IMRGLOBAL CORP..................................       3,803
   2,245,153        IMS HEALTH, INC.................................      61,040
     238,841      * INACOM CORP.....................................       1,747
     210,600      >*INFOCURE CORP...................................       6,568
      32,400      * INFONET SERVICES CORP...........................         851
      25,400      * INFORMATICA CORP................................       2,702
      25,200      * INFORMATION RESOURCES, INC......................         233
   1,407,150      >*INFORMIX CORP...................................      16,094
     172,600      * INFOSPACE COM, INC..............................      36,936
     135,300      * INFOUSA, INC....................................       1,886
     361,296      * INKTOMI CORP....................................      32,065
          37      * INPRISE CORP....................................           0
      38,600      * INTEGRATED SYSTEMS, INC.........................       1,296
      74,665      * INTERGRAPH CORP.................................         350
     427,400      * INTERIM SERVICES, INC...........................      10,578
          80      * INTERNET CAPITAL GROUP, INC.....................          14
     208,300      * INTERNET GOLD...................................       4,635
      56,000      * INTERNET INITIATIVE JAPAN, INC ADR..............       5,443
      61,900        INTERPOOL, INC..................................         460
   1,729,690        INTERPUBLIC GROUP OF COS, INC...................      99,781
      12,500      * INTERSHOP COMMUNICATIONS AG.....................       3,526
      65,000      * INTERVU, INC....................................       6,825
     974,517      * INTUIT, INC.....................................      58,410
     146,200      * ISS GROUP, INC..................................      10,398
      51,100      * ISS INTERNATIONAL SERVICE SYSTEM AS SERIES B....       3,439
     111,000      >*IVILLAGE, INC...................................       2,248
     205,400      * J.D. EDWARDS & CO...............................       6,136
      35,000        JACK HENRY & ASSOCIATES, INC....................       1,879
     124,750      * JDA SOFTWARE GROUP, INC.........................       2,043
     571,000        JIT HOLDINGS LTD................................       1,988
      41,967      >*JUNO ONLINE SERVICES, INC.......................       1,490
     265,055      * KEANE, INC......................................       8,415
     224,815        KELLY SERVICES, INC (CLASS A)...................       5,648
     691,000      * KEPPEL LAND LTD.................................       1,132
      44,550      * KEPPEL LAND LTD WTS 12/12/00....................          20
     138,812        KONAMI CO LTD...................................      24,778
      25,000      * KORN FERRY INTERNATIONAL........................         909
     113,000      * KYOWA EXEO CORP.................................         984
     180,675      * LABOR READY, INC................................       2,191
     348,288        LAGARDERE S.C.A.................................      18,948
     261,000      * LAMAR ADVERTISING CO (CLASS A)..................      15,807
     165,100      >*LEARN2.COM, INC.................................         542
       1,100      x*LEASING SOLUTIONS, INC..........................           0
     489,420      * LEGATO SYSTEMS, INC.............................      33,678
      66,000      >*LERNOUT & HAUSPIE SPEECH PRODUCTS...............       3,053
     154,700      >*LHS GROUP, INC..................................       3,800
   1,083,509      * LOGICA PLC......................................      27,940
      41,400      * LONDON BRIDGE SOFTWARE HOLDINGS PLC.............       2,824
     360,442      * LYCOS, INC......................................      28,678
      72,224      * M-WEB HOLDINGS LTD..............................          45
     206,900      * MACROMEDIA, INC.................................      15,130
      41,100      * MACROVISION CORP................................       3,041
      43,700      * MANHATTAN ASSOCIATES, INC.......................         322
     618,800        MANPOWER, INC...................................      23,282
     118,726      * MANUGISTICS GROUP, INC..........................       3,836
     120,500      * MAPICS, INC.....................................       1,521
      17,100      >*MAPQUEST.COM, INC...............................         386
      51,600      >*MARIMBA, INC....................................       2,377
       9,400      * MARKETWATCH.COM, INC............................         343
     208,570      * MASTECH CORP....................................       5,162
      21,600        MCGRATH RENTCORP................................         378
       9,900      * MEDIA METRIX, INC...............................         354
      33,400      * MEDICONSULT.COM, INC............................         209
     233,000      * MEDQUIST, INC...................................       6,014
      40,000      * MEGACHIPS CORP..................................       2,559
       5,100        MEITEC CORP.....................................         162
      50,100      * MEMBERWORKS, INC................................       1,663
     663,900      * MENTOR GRAPHICS CORP............................       8,755
          30      * MERANT PLC ADR..................................           1
     171,900      * MERCURY INTERACTIVE CORP........................      18,554
     248,300        MERKANTILDATA ASA...............................       3,008
     108,000      * MESSAGEMEDIA, INC...............................       1,519
     163,050      * METAMOR WORLDWIDE, INC..........................       4,749
     103,700      >*METRO INFORMATION SERVICES, INC.................       2,489
      70,000      * MICROMUSE, INC..................................      11,900
  30,066,237      * MICROSOFT CORP..................................   3,510,233
     213,438      >*MICROSTRATEGY, INC..............................      44,822
      82,078      * MIDWAY GAMES, INC...............................       1,965
     208,700      * MINDSPRING ENTERPRISES, INC.....................       5,511
     665,344        MISYS PLC.......................................      10,367
      18,800      * MODEM MEDIA POPPE TYSON, INC....................       1,323
     597,700      * MODIS PROFESSIONAL SERVICES.....................       8,517
          14      * MOMENTUM BUSINESS APPLICATIONS, INC.............           0
      63,100      >*MPATH INTERACTIVE, INC..........................       1,680
      37,900      * MULTEX.COM, INC.................................       1,426
     245,304        NAMCO LTD.......................................      15,883
     195,300        NATIONAL COMPUTER SYSTEMS, INC..................       7,348
     235,655        NATIONAL DATA CORP..............................       7,998

                       SEE NOTES TO FINANCIAL STATEMENTS


                                                    1999 CREF Annual Report o 15

          STATEMENT OF INVESTMENTS - Stock Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------

  SHARES                                                             VALUE (000)
  ------                                                             -----------

BUSINESS SERVICES--(Continued)
      37,900      * NATIONAL EQUIPMENT SERVICES, INC................$        237
     108,700      * NATIONSRENT, INC................................         611
      53,100      * NAVISION SOFTWARE AS............................       3,847
      48,300      * NBC INTERNET, INC...............................       3,731
      55,100      * NCO GROUP, INC..................................       1,660
      79,900      * NEFF CORP.......................................         509
      38,700      * NEON SYSTEMS, INC...............................       1,519
      53,300      * NET PERCEPTIONS, INC............................       2,239
          30      * NETMANAGE, INC..................................           0
      38,800      * NETOBJECTS, INC.................................         640
      29,150      * NETOPIA, INC....................................       1,583
     970,500      * NETWORK APPLIANCE, INC..........................      80,612
      91,900      * NETWORK PERIPHERALS, INC........................       4,342
      59,700      * NETWORK SOLUTIONS, INC..........................      12,988
     924,380      * NETWORKS ASSOCIATES, INC........................      24,669
      98,000      * NEW ERA OF NETWORKS, INC........................       4,667
     178,900      * NEWBRIDGE NETWORKS CORP.........................       4,018
     479,007        NIIT LTD........................................      37,294
      31,200      * NIPPON SYSTEM DEVELOPMENT CO LTD................       4,547
     357,300      * NOVA CORP (GEORGIA).............................      11,277
   1,880,486      * NOVELL, INC.....................................      75,102
         300      * NTT DATA COMMUNICATIONS SYSTEM CORP.............       6,896
      76,100      * OBJECTIVE SYSTEMS INTEGRATORS, INC..............         504
     430,394        OLSTEN CORP.....................................       4,869
      25,100      * OMEGA RESEARCH, INC.............................         151
   1,073,140        OMNICOM GROUP, INC..............................     107,314
      67,200      * ON ASSIGNMENT, INC..............................       2,008
     128,700      * ONEMAIN.COM, INC................................       1,931
      67,300      * ONHEALTH NETWORK CO.............................         601
      38,700      * ONYX SOFTWARE CORP..............................       1,432
     131,900      * OPEN MARKET, INC................................       5,952
  11,438,761      * ORACLE CORP.....................................   1,281,856
   1,082,346      * PARAMETRIC TECHNOLOGY CORP......................      29,291
   1,483,579        PAYCHEX, INC....................................      59,343
      16,500      * PCORDER.COM, INC................................         842
      67,700      * PEGASUS SYSTEMS, INC............................       4,083
      72,500      * PEGASYSTEMS, INC................................         816
   1,106,817      * PENTAFOUR SOFTWARE & EXPORT LTD.................      34,477
     394,000      * PENTAFOUR SOFTWARE & EXPORT LTD (NEW)...........      12,258
     347,235      * PEOPLESOFT, INC.................................       7,400
      34,800      * PER SE TECHNOLOGIES, INC........................         293
     174,800      * PEREGRINE SYSTEMS, INC..........................      14,716
      11,000      * PERITUS SOFTWARE SERVICES, INC..................           1
     312,400      * PEROT SYSTEMS CORP (CLASS A)....................       5,936
     195,848      * PERSONNEL GROUP OF AMERICA, INC.................       1,983
      80,500      * PERVASIVE SOFTWARE, INC.........................       1,363
       4,200      >*PHENOMEDIA AG...................................          98
      37,500      * PHOENIX TECHNOLOGIES LTD........................         593
     111,200      #*PHYSICIAN COMPUTER NETWORK, INC.................           1
     268,100        PITTSTON BRINKS GROUP CO........................       5,898
     372,269      * POLICY MANAGEMENT SYSTEMS CORP..................       9,516
      70,300      * PORTAL SOFTWARE, INC............................       7,232
      86,700      >*PREVIEW TRAVEL, INC.............................       4,519
     203,982      >*PRICELINE.COM, INC..............................       9,664
       9,579      * PRIMARK CORP....................................         266
       1,300      * PRIVATE BUSINESS, INC...........................           6
      74,900      #*PROCURENET, INC.................................          11
      47,100      >*PRODIGY COMMUNICATIONS CORP.....................         913
      11,700      * PROFESSIONAL DETAILING, INC.....................         350
     251,800      * PROGRESS SOFTWARE CORP..........................      14,290
      75,400      * PROJECT SOFTWARE & DEVELOPMENT, INC.............       4,185
      20,675        PROSEGUR COMPANIA DE SEGURIDAD S.A..............         185
       7,100      * PROTECTION ONE, INC.............................          14
      89,500      * PROXICOM, INC...................................      11,126
      18,500      * PROXYMED, INC...................................         180
     391,211      * PSINET, INC.....................................      24,157
     116,100      * PSION PLC.......................................       5,062
      65,200      * QRS CORP........................................       6,846
     141,900      * QUADRAMED CORP..................................       1,237
      49,900      * RADIANT SYSTEMS, INC............................       2,005
      59,500      * RADISYS CORP....................................       3,035
          60      * RAMTRON INTERNATIONAL CORP......................           0
     224,060      * RARE MEDIUM GROUP, INC..........................       6,792
     593,843      * RATIONAL SOFTWARE CORP..........................      29,173
      55,100      >*RAZORFISH, INC..................................       5,241
     243,400      * READSOFT AB (CLASS B)...........................       4,439
     232,437      * REALNETWORKS, INC...............................      27,965
         200      * REDBACK NETWORKS, INC...........................          36
     173,100      * REMEDY CORP.....................................       8,201
     181,793      * RENT WAY, INC...................................       3,397
     193,700      * RENT-A-CENTER, INC..............................       3,838
   7,000,110        RENTOKIL INITIAL PLC............................      25,517
   3,272,187        REUTERS GROUP PLC...............................      44,884
     565,850      * ROBERT HALF INTERNATIONAL, INC..................      16,162
     304,714        ROLLINS, INC....................................       4,571
     323,499      * ROMAC INTERNATIONAL, INC........................       4,347
     124,600      * RSA SECURITY, INC...............................       9,657
      65,635      * RWD TECHNOLOGIES, INC...........................         681
     231,300      * SABRE HOLDINGS CORP.............................      11,854
     317,633      * SAFETY-KLEEN CORP...............................       3,593
     472,800      * SAGA SYSTEMS, INC...............................       9,426
   2,339,890      * SAGE GROUP PLC..................................      28,544
      80,200      >*SAGENT TECHNOLOGY, INC..........................       2,401
      20,600      >*SALESLOGIX CORP.................................         846
      66,000      >*SANCHEZ COMPUTER ASSOCIATES, INC................       2,718
      97,500      >*SANTA CRUZ OPERATION, INC.......................       2,962
     149,957        SAP AG..........................................      73,875
     158,300      >*SAPIENT CORP....................................      22,310
     853,842        SATYAM COMPUTER SERVICES LTD....................      43,556
   1,250,000      * SATYAM COMPUTER SERVICES LTD (NEW)..............      63,721
      40,950      * SATYAM INFOWAY LTD ADR..........................       6,347
     390,000      * SAUSAGE SOFTWARE LTD............................       1,327
      65,000      >*SCIENT CORP.....................................       5,618
     656,400        SECOM CO LTD....................................      72,227
     375,000      * SECURENET LTD...................................       1,694
     507,600      * SECURITAS AB SERIES B FREE......................       9,198
     162,812        SEI INVESTMENT CO...............................      19,377
     760,184      * SEMA GROUP PLC..................................      13,674
      59,600      * SERENA SOFTWARE, INC............................       1,844
     160,500        SHARED MEDICAL SYSTEMS CORP.....................       8,175
     756,330      * SIEBEL SYSTEMS, INC.............................      63,532
      36,580      >*SILKNET SOFTWARE, INC...........................       6,063
     552,000      * SILVERLINE INDUSTRIES LTD.......................      10,304
   1,740,900        SIME DARBY BERHAD...............................       2,208
     425,600      * SITEL CORP......................................       2,979
     292,200      >*SNYDER COMMUNICATIONS, INC......................       5,625
     181,278      * SOFTBANK CORP...................................     173,405
      98,600      * SOFTNET SYSTEMS, INC............................       2,477
      25,900        SOTHEBYS HOLDINGS, INC (CLASS A)................         777
      31,000      >*SOURCE INFORMATION MANAGEMENT CO................         519
      71,500      >*SOURCE MEDIA, INC...............................       1,323
      97,700      * SPORTSLINE.COM..................................       4,897
         400      * SPR, INC........................................           2
      81,500      * SPYGLASS, INC...................................       3,091
      66,000      * SS&C TECHNOLOGIES, INC..........................         429
     221,000      * STAFFMARK, INC..................................       1,671
      77,000      >*STARMEDIA NETWORK, INC..........................       3,085
      43,100      * STARTEK, INC....................................       1,562
     513,577      * STERLING COMMERCE, INC..........................      17,494
     443,538      * STERLING SOFTWARE, INC..........................      13,971
     206,000      * STRUCTURAL DYNAMICS RESEARCH CORP...............       2,627

                       SEE NOTES TO FINANCIAL STATEMENTS


16 o 1999 CREF Annual Report

          STATEMENT OF INVESTMENTS - Stock Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------

  SHARES                                                             VALUE (000)
  ------                                                             -----------

BUSINESS SERVICES--(Continued)
  10,020,600      * SUN MICROSYSTEMS, INC...........................$    775,970
     681,965      * SUNGARD DATA SYSTEMS, INC.......................      16,197
      24,500      * SUNQUEST INFORMATION SYSTEMS, INC...............         331
      11,480      * SURVEILLANCE S.A. SOCIETE DE....................       3,540
      22,300      * SVI HOLDINGS, INC...............................         268
     640,555      * SYBASE, INC.....................................      10,889
     144,900      * SYKES ENTERPRISES, INC..........................       6,357
     441,600      * SYMANTEC CORP...................................      25,889
     470,367      * SYNOPSYS, INC...................................      31,397
     138,550      >*SYNTEL, INC.....................................       2,243
          16      * SYSTEM SOFTWARE ASSOCIATES, INC.................           0
     204,732      * SYSTEMS & COMPUTER TECHNOLOGY CORP..............       3,327
      54,400      x*SYSTEMSOFT CORP.................................           4
      89,100      * TECHNOLOGY SOLUTIONS CO.........................       2,918
     120,300      * TELETECH HOLDINGS, INC..........................       4,054
      16,500      * TENFOLD CORP....................................         659
     100,000      * THE DESCARTES SYSTEMS GROUP, INC................       2,191
      69,428      * THEGLOBE.COM, INC...............................         581
      49,700      >*THESTREET.COM...................................         954
     133,875      >*THQ, INC........................................       3,104
     161,091      * TICKETMASTER ONLINE-CITY SEARCH, INC............       6,192
      91,900        TIETOENATOR CORP................................       5,740
     183,100      * TMP WORLDWIDE, INC..............................      26,000
   2,479,000        TOKYU CORP......................................       6,037
     109,099      > TOTAL SYSTEM SERVICES, INC......................       1,780
      81,200      * TOWNE SERVICES, INC.............................         325
     102,157        TOYO INFORMATION SYSTEMS CO LTD.................       7,194
      73,600      * TRACK DATA CORP.................................         750
      40,800        TRANS COSMOS....................................      17,399
     151,100      * TRANSACTION SYSTEM ARCHITECTURE.................       4,231
     344,800        TRUE NORTH COMMUNICATIONS, INC..................      15,408
      50,800      * TSI INTERNATIONAL SOFTWARE LTD..................       2,877
       5,300      * TYLER TECHNOLOGIES, INC.........................          29
      34,700      * UNIGRAPHICS SOLUTIONS, INC......................         937
     342,417      * UNITED RENTALS, INC.............................       5,864
          45      * US INTERACTIVE, INC.............................           2
     101,950      >*USINTERNETWORKING, INC..........................       7,124
     515,550      * USWEB CORP......................................      22,910
     614,910      * VALASSIS COMMUNICATIONS, INC....................      25,980
     430,900      * VERIO, INC......................................      19,902
     688,700      * VERISIGN, INC...................................     131,499
   1,574,135      * VERITAS SOFTWARE CORP...........................     225,298
     163,400      * VERITY, INC.....................................       6,955
     176,176      * VERTICALNET, INC................................      28,893
     217,700      * VIASOFT, INC....................................       1,238
      47,800      # VIGLEN TECHNOLOGY (LITIGATION NOTE).............           0
     206,168      * VIGNETTE CORP...................................      33,605
     152,800      * VISIO CORP......................................       7,258
      13,212      * VIZACOM, INC....................................          44
       1,600      * VOLT INFORMATION SCIENCES, INC..................          38
         100        WACKENHUT CORP SERIES A ........................           1
     276,602        WACKENHUT CORP SERIES B.........................       2,852
     129,200      >*WAVE SYSTEMS CORP (CLASS A).....................       1,542
      25,200      * WEBTRENDS CORP..................................       2,041
     190,100      * WEST TELESERVICES CORP..........................       4,646
         400      * WESTAFF, INC....................................           3
   3,952,445        WHARF HOLDINGS LTD..............................       9,178
      85,050      * WIND RIVER SYSTEMS, INC.........................       3,115
     171,300        WM-DATA AB SERIES B.............................      10,602
   2,177,132        WPP GROUP PLC...................................      34,486
      91,900      * XTRA CORP.......................................       3,917
     786,507      * YAHOO, INC......................................     340,312
     234,708        YOUNG & RUBICAM, INC............................      16,606
          14      * ZAP.COM CORP....................................           0
      66,300      * ZIFF-DAVIS, INC-ZDNET...........................       1,392
                                                                     -----------
                                                                      13,056,009
                                                                     -----------
 CHEMICALS AND ALLIED PRODUCTS--9.69%
   9,721,565        ABBOTT LABORATORIES CO..........................     353,014
      50,200      * ABGENIX, INC....................................       6,652
       4,400      >*ADVANCED TISSUE SCIENCE CO......................          11
     206,351        AGRIUM, INC.....................................       1,595
   1,431,426        AIR PRODUCTS & CHEMICALS, INC...................      48,042
   1,190,780        AKZO NOBEL NV...................................      59,743
       6,000      * ALBANY MOLECULAR RESEARCH, INC..................         183
     153,106        ALBEMARLE CORP..................................       2,938
      22,700        ALBERTO CULVER CO (CLASS A).....................         494
     221,967        ALBERTO CULVER CO (CLASS B).....................       5,730
      52,900      * ALGOS PHARMACEUTICAL CORP.......................         582
     150,400      * ALKERMES, INC...................................       7,388
       6,872      * ALLERGAN SPECIALTY THERAPEUTICS, INC (CLASS A)..          87
     865,944        ALLERGAN, INC...................................      43,081
      22,900      * ALPHA BETA TECHNOLOGY, INC......................           0
     127,900      > ALPHARMA, INC (CLASS A).........................       3,933
     269,320      * ALZA CORP.......................................       9,325
  10,209,767        AMERICAN HOME PRODUCTS CORP.....................     402,648
   6,919,340      * AMGEN, INC......................................     415,593
     117,600      * ANDRX CORP......................................       4,976
       6,900      * ANESTA CORP.....................................         119
      45,349      * AQUILA BIOPHARMACEUTICALS, INC..................         108
     207,445        ARCH CHEMICALS, INC.............................       4,343
  12,418,000        ASAHI CHEMICAL INDUSTRY CO LTD..................      63,766
   2,126,524        ASTRAZENECA PLC.................................      90,075
      75,000        ASTRAZENECA PLC (SPONS ADR).....................       3,131
   2,191,336        ASTRAZENECA PLC (UNITED KINGDOM)................      90,865
   1,581,472      * AVENTIS S.A.....................................      91,931
     240,200      >*AVIRON, INC.....................................       3,798
   1,775,388        AVON PRODUCTS, INC..............................      58,588
          59      * AXYS PHARMACEUTICALS, INC.......................           0
   1,000,000        BANYU PHARMACEUTICAL CO LTD.....................      15,503
      90,300      * BARR LABORATORIES, INC..........................       2,833
   1,970,975        BASF AG.........................................     101,269
     845,671        BAYER AG........................................      40,043
     188,400        BEIERSDORF AG...................................      12,652
     342,900      * BIO-TECHNOLOGY GENERAL CORP.....................       5,229
      13,500      * BIOCHEM PHARMA, INC.............................         294
   1,120,768      * BIOGEN, INC.....................................      94,705
     161,500      >*BIOMARIN PHARMACEUTICAL, INC....................       1,898
      78,100      >*BIOMATRIX, INC..................................       1,503
      33,000      * BIOVAIL CORP INTERNATIONAL......................       3,074
      93,573        BLOCK DRUG, INC (CLASS A).......................       2,901
   2,508,181        BOC GROUP PLC...................................      53,864
      32,550      * BOSTON LIFE SCIENCES, INC.......................         118
  14,982,644        BRISTOL MYERS SQUIBB CO.........................     961,698
     600,200        CABOT CORP......................................      12,229
     212,881        CALGON CARBON CORP..............................       1,264
     143,600        CAMBREX CORP....................................       4,945
         800      * CARBIDE/GRAPHITE GROUP, INC.....................           5
   1,215,581      * CAREMARK RX, INC................................       6,154
     178,773        CARTER WALLACE, INC.............................       3,207
      82,500      # CARTER WALLACE, INC (CLASS B)...................       1,480
      32,300      >*CELL GENESYS, INC...............................         414
     122,599      >*CELL PATHWAYS, INC..............................       1,134
     186,000      * CELLTECH CHIROSCIENCE PLC.......................       1,596
     192,685      >*CEPHALON, INC...................................       6,660
      58,700      * CHATTEM, INC....................................       1,115
     141,300        CHEMFIRST, INC..................................       3,091
      90,400      * CHIREX, INC.....................................       1,322
     540,043      * CHIRON CORP.....................................      22,884
     306,000        CHUGAI PHARMACEUTICAL CO LTD....................       3,307
     239,200        CHURCH & DWIGHT CO, INC.........................       6,384
       4,000        CIN-CORPARACAO INDUSTRIAL DO NORTE S.A..........          98
     928,634        CK WITCO CORP...................................      12,420

                       SEE NOTES TO FINANCIAL STATEMENTS


                                                    1999 CREF Annual Report o 17

          STATEMENT OF INVESTMENTS - Stock Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------

  SHARES                                                             VALUE (000)
  ------                                                             ----------

 CHEMICALS AND AND ALLIED PRODUCTS--(Continued)
   1,155,334        CLOROX CO.......................................  $   58,200
   3,811,836        COLGATE PALMOLIVE CO............................     247,769
      87,000      * COLUMBIA LABORATORIES, INC......................         653
     146,100      * COR THERAPEUTICS, INC...........................       3,926
      49,400      * CORIXA CORP.....................................         840
     127,000      >*COULTER PHARMACEUTICALS, INC....................       2,881
          95      * CRESCENDO PHARMACEUTICALS CORP..................           2
     289,000        CSL LTD.........................................       4,142
     148,400      >*CYGNUS, INC.....................................       2,708
     457,557      * CYTEC INDUSTRIES, INC...........................      10,581
          36      * CYTOGEN CORP....................................           0
     958,714        DAICEL CHEMICAL INDUSTRIES LTD..................       2,672
     715,286        DAIICHI PHARMACEUTICALS CO LTD..................       9,298
     895,000        DAINIPPON INK & CHEMICAL, INC...................       2,652
   1,771,000        DENKI KAGKU KOGYO...............................       5,283
     142,760        DEXTER CORP.....................................       5,675
      69,716        DIAGNOSTIC PRODUCTS CORP........................       1,708
     609,707        DIAL CORP.......................................      14,824
   1,414,483        DOW CHEMICAL CO.................................     189,010
     900,600        DSM NV..........................................      36,111
   7,186,007        DU PONT (E.I.) DE NEMOURS & CO..................     473,378
     280,000      * DURA PHARMACEUTICALS, INC.......................       3,903
      74,100      >*DURAMED PHARMACEUTICALS, INC....................         528
      27,900        DYNO ASA........................................         697
     169,000      * E-Z-EM, INC (CLASS A)...........................       1,310
     231,367      * E-Z-EM, INC (CLASS B)...........................       1,764
     361,998        EASTMAN CHEMICAL CO.............................      17,263
      14,504      * ECOGEN, INC.....................................          18
     689,350        ECOLAB, INC.....................................      26,971
     449,036        EISAI CO LTD....................................       8,630
   2,397,100      >*ELAN CORP PLC ADR...............................      70,714
      44,696      * ENZON, INC......................................       1,939
          63      * EPITOPE, INC....................................           0
       9,800        ETHYL CORP......................................          39
       3,606        FABRICA ESP DE PRODUCTO QUIMICO Y FARM..........          35
       7,400      * FANCL CORP......................................       1,983
     267,471        FERRO CORP......................................       5,884
     247,367      * FMC CORP........................................      14,177
     616,792      * FOREST LABORATORIES, INC........................      37,894
      72,833        FULLER (H.B.) CO................................       4,074
      44,200        GEHE AG. .......................................       1,714
      19,800      >*GELTEX PHARMACEUTICALS, INC.....................         254
     615,020      * GENZYME CORP (GENERAL DIVISION).................      27,676
       8,577      * GENZYME CORP (TISSUE REPAIR DIVISION)...........          25
          19      * GENZYME SURGICAL PRODUCTS.......................           0
          52      * GENZYME-MOLECULAR ONCOLOGY......................           0
     143,120        GEON CO.........................................       4,651
     195,981        GEORGIA GULF CORP...............................       5,965
     184,393      * GILEAD SCIENCES, INC............................       9,980
  10,804,878        GLAXO WELLCOME PLC..............................     305,316
     412,700      * GRACE W.R. & CO.................................       5,726
     311,800        GREAT LAKES CHEMICAL CORP.......................      11,907
     287,800        GREENCORE GROUP PLC.............................         884
      15,800      * GUILFORD PHARMACEUTICALS, INC...................         269
     471,144        HANNA (M.A.) CO.................................       5,153
      15,200      * HEMISPHERX BIOPHARMA, INC.......................         151
     786,500        HERCULES, INC...................................      21,924
     102,300      >*HUMAN GENOME SCIENCES, INC......................      15,614
     502,379        ICN PHARMACEUTICALS, INC........................      12,716
     210,450      * ICOS CORP.......................................       6,156
     148,200      * IDEC PHARMACEUTICALS CORP.......................      14,561
     135,900      * IDEXX LABORATORIES, INC.........................       2,191
      13,200      >*IGEN INTERNATIONAL, INC.........................         393
     597,642        IMC GLOBAL, INC.................................       9,786
      54,157      * IMC GLOBAL, INC WTS 12/22/00....................           5
     149,900      * IMCLONE SYSTEMS, INC............................       5,940
     237,600      * IMMUCOR, INC....................................       3,133
     303,400      * IMMUNEX CORP....................................      33,222
      80,300      * IMMUNOMEDICS, INC...............................         984
   1,169,860        IMPERIAL CHEMICAL INDUSTRY PLC..................      12,382
      23,300      >*INHALE THERAPEUTIC SYSTEMS......................         992
     222,700      * INTERNATIONAL SPECIALTY PRODUCTS, INC...........       2,046
     676,947        INTERNATIONAL FLAVORS & FRAGRANCES, INC.........      25,555
      16,200      * INVITROGEN CORP.................................         972
     293,000      * ISHIHARA SANGYO KAISHA LTD......................         387
     177,500      >*ISIS PHARMACEUTICALS, INC.......................       1,109
     579,159      * IVAX CORP.......................................      14,913
   9,894,002        JOHNSON & JOHNSON CO............................     921,379
     343,600        JONES PHARMACEUTICAL, INC.......................      14,925
      27,000        KAKEN PHARMACEUTICAL CO LTD.....................         150
   1,447,000        KANEKA CORP.....................................      18,498
   4,449,055      > KAO CORP........................................     126,848
     160,900      > KEMIRA OY.......................................         981
     175,800      >*KING PHARMACEUTICALS, INC.......................       9,856
      11,090      > KISSEI PHARMACEUTICALS CO LTD...................         161
      38,900        KONISHI CO LTD..................................         449
     655,000        KUREHA CHEMICAL INDUSTRY CO LTD.................       1,608
      33,600      * KV PHARMACEUTICAL CO (CLASS B)..................         720
     672,000        KYOWA HAKKO KOGYO...............................       4,029
      87,900        LABORATORIO CHILE ADR...........................       1,599
         897        L'AIR LIQUIDE...................................         150
      32,651      # L'AIR LIQUIDE S.A. (REGD).......................       5,467
      55,000      # L'AIR LIQUIDE S.A. (REGD) 2001..................       9,209
     566,746        LAUDER (ESTEE) CO (CLASS A).....................      28,585
     354,800      * LIGAND PHARMACEUTICALS CO (CLASS A).............       4,568
   6,963,805        LILLY (ELI) & CO................................     463,093
     239,214        LILLY INDUSTRIES, INC (CLASS A).................       3,214
     222,700      * LIPOSOME CO, INC................................       2,718
       5,583      * LONZA AG (REGD).................................       3,394
     165,127        LOREAL S.A......................................     132,504
     577,231        LUBRIZOL CORP...................................      17,822
     264,611        LYONDELL CHEMICAL CO............................       3,374
      78,400        MACDERMID, INC..................................       3,219
      68,000      >*MACROCHEM CORP (DELAWARE).......................         285
     570,850        MALLINCKRODT, INC...............................      18,160
   1,283,650     >+*MARTEK BIOSCIENCES CORP ........................      15,404
      30,866      * MCWHORTER TECHNOLOGIES, INC.....................         494
      66,703      * MEDCO RESEARCH, INC.............................       2,005
     208,502      * MEDICIS PHARMACEUTICAL CORP (CLASS A)...........       8,874
     426,974      * MEDIMMUNE, INC..................................      70,824
  18,366,793        MERCK & CO, INC.................................   1,231,723
     421,000      > MERCK & CO KGAA.................................      13,063
     520,600      * METHANEX CORP...................................       1,419
     411,624        MILLENNIUM CHEMICAL, INC........................       8,130
     116,609      * MILLENNIUM PHARMACEUTICALS, INC.................      14,226
      84,000        MINERALS TECHNOLOGIES, INC......................       3,365
     161,777        MISSISSIPPI CHEMICAL CORP.......................       1,001
   2,738,000        MITSUBISHI CHEMICAL CORP........................       9,641
   1,275,000        MITSUBISHI GAS CHEMICAL CO, INC.................       2,482
       1,400        MITSUI CHEMICAL CORP............................          11
   5,852,347        MONSANTO CO.....................................     208,490
   3,381,914      > MONTEDISON S.P.A................................       5,537
     696,034        MYLAN LABORATORIES, INC.........................      17,531
     231,700        NATURES SUNSHINE PRODUCTS, INC..................       1,854
     307,530      * NBTY, INC.......................................       3,556
      21,100        NCH CORP........................................         940
      15,400      * NEOPROBE CORP...................................           7
      50,000      #*NETGENICS, INC STOCK OPTIONS 03/20/08...........          70
      49,200      * NEUROGEN CORP...................................         812
     244,000        NIPPON SHOKUBAI KAGAK KOGYO CO LTD..............       1,129
     140,000        NL INDUSTRIES, INC..............................       2,109

                       SEE NOTES TO FINANCIAL STATEMENTS


18 o 1999 CREF Annual Report

          STATEMENT OF INVESTMENTS - Stock Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------

  SHARES                                                             VALUE (000)
  ------                                                             -----------

 CHEMICALS AND ALLIED PRODUCTS--(Continued)
     458,545        NOVA CHEMICALS CORP.............................$      8,856
     158,636        NOVARTIS AG. (REGD).............................     232,942
     172,120        NOVO NORDISK AS (CLASS B).......................      22,844
   1,002,800      * NYCOMED AMERSHAM PLC............................       6,242
       8,375      * OCTEL CORP......................................          87
     220,290        OLIN CORP.......................................       4,364
      12,200        OM GROUP, INC...................................         420
     371,824        OMNOVA SOLUTIONS, INC...........................       2,882
     241,900      >*ORGANOGENESIS, INC..............................       2,102
     217,532      > ORICA LTD.......................................       1,169
      33,400      * PATHOGENESIS CORP...............................         716
      56,250      * PENWEST PHARMACEUTICALS CO......................         858
     407,257      * PERRIGO CO......................................       3,258
  28,156,988        PFIZER, INC.....................................     913,342
      33,042      * PHARMACEUTICAL RESOURCES, INC...................         163
   2,835,458        PHARMACIA & UPJOHN, INC.........................     127,596
      59,400      * PHARMACYCLICS, INC..............................       2,450
   1,064,300        PPG INDUSTRIES, INC.............................      66,585
   1,099,780        PRAXAIR, INC....................................      55,333
  10,395,153        PROCTER & GAMBLE CO.............................   1,138,919
     103,200      * PROTEIN DESIGN LABORATORIES, INC................       7,224
     177,600      * REGENERON PHARMACEUTICALS, INC..................       2,264
     147,100      * REPLIGEN CORP...................................         460
     121,506      >*REVLON, INC (CLASS A)...........................         964
     203,390      >*REXALL SUNDOWN, INC.............................       2,097
      30,325        ROCHE HOLDINGS AG. (GENUSSCHEINE)...............     359,969
      70,000      * ROGERS CORP.....................................       2,678
     466,694        ROHM & HAAS CO..................................      18,989
     143,157        RPM, INC........................................       1,458
         500      >*SAFESCIENCE, INC................................           6
      56,500      * SANGSTAT MEDICAL CORP...........................       1,681
     682,196        SANKYO CO LTD...................................      14,012
   1,388,734      * SANOFI-SYNTHELABO S.A...........................      57,838
     625,500      > SANTEN PHARMACEUTICAL CO LTD....................      10,309
      32,400      * SCHEIN PHARMACEUTICAL, INC......................         393
     152,670        SCHERING AG.....................................      18,457
  11,394,162        SCHERING-PLOUGH CORP............................     480,691
     527,177        SCHULMAN (A.), INC..............................       8,600
     155,700      * SCOTTS CO (CLASS A).............................       6,267
   1,323,000        SEKISUI CHEMICAL CO LTD.........................       5,862
      98,200      >*SEPRACOR, INC...................................       9,740
     116,700      * SEROLOGICALS CORP...............................         700
   1,095,800        SHERWIN-WILLIAMS CO.............................      23,012
   1,865,745        SHIN-ETSU CHEMICAL CO LTD.......................      80,294
     650,000        SHIONOGI & CO LTD...............................       7,890
     392,553      * SHIRE PHARMACEUTICALS CORP......................      11,433
   1,481,340      > SHISEIDO & CO LTD...............................      21,588
   1,063,378      * SHOWA DENKO K.K.................................       1,217
     502,281      * SICOR, INC......................................       3,893
     633,714        SIGMA ALDRICH CORP..............................      19,051
       6,830        SIKA FINANZ AG. (BR)............................       2,231
  13,169,516        SMITHKLINE BEECHAM/BECKMAN LTD..................     167,992
     912,290      > SNIA S.P.A......................................         982
      72,000        SOCIEDAD QUIMICA Y MINERA DE CHILE ADR..........       2,273
       4,163        SOCIEDAD QUIMICA Y MINERA SERIES A ADR..........         131
     114,450        SOLVAY ET CIE S.A...............................       9,455
      21,685        STEPAN CO.......................................         507
   3,010,000        SUMITOMO CHEMICAL CO LTD........................      14,131
      92,800      >*SUPERGEN, INC...................................       2,726
     615,000        TAISHO PHARMACEUTICAL CO LTD....................      18,046
   2,948,000        TAKEDA CHEMICAL INDUSTRIES LTD..................     145,612
      37,400      * TECHNE CORP.....................................       2,059
   1,266,000        TEIJIN LTD......................................       4,668
       3,900      * TETRA TECHNOLOGIES, INC.........................          28
     177,400      * THERAGENICS CORP................................       1,608
   2,303,000        TORAY INDUSTRIES, INC...........................       8,920
   1,020,000        TOSOH CORP......................................       3,891
      46,600      >*TRANSKARYOTIC THERAPIES, INC....................       1,794
     184,500      * TRIANGLE PHARMACEUTICALS, INC...................       2,364
     151,300      * TWINLAB CORP....................................       1,201
      48,800      * U.S.A. DETERGENTS, INC..........................         134
   1,796,000        UBE INDUSTRIES LTD..............................       3,742
     199,293        UCB S.A.........................................       8,643
     442,338        UNION CARBIDE CORP..............................      29,526
     160,000      * UNITED THERAPEUTICS CORP........................       7,360
     621,520        USEC, INC.......................................       4,351
     135,900        VALSPAR CORP....................................       5,691
      85,698      * VENTIV HEALTH, INC..............................         787
      33,400      * VERTEX PHARMACEUTICALS, INC.....................       1,169
      99,800      * VICAL, INC......................................       2,988
   5,245,792        WARNER-LAMBERT CO...............................     429,827
     564,105      * WATSON PHARMACEUTICALS, INC.....................      20,202
     187,900        WELLMAN, INC....................................       3,500
     395,110      > WESFARMERS LTD..................................       3,251
      79,287        WEST PHARMACEUTICAL SERVICES....................       2,453
           3      * XOMA LTD........................................           0
   1,608,849      > YAMANOUCHI PHARMACEUTICAL CO LTD................      56,177
      30,700      >*ZILA, INC.......................................          90
      10,092        ZODIAC S.A......................................       2,134
                                                                     -----------
                                                                      13,159,291
                                                                     -----------
 COAL MINING--0.00%
     160,366        ARCH COAL, INC..................................       1,814
       2,156        HULLAS DEL COTO CORTES S.A......................          22
     593,000        WANKIE COLLIERY CO LTD..........................          48
                                                                     -----------
                                                                           1,884
                                                                     -----------
 COMMUNICATIONS--13.71%
     889,800      * ADELPHIA BUSINESS SOLUTIONS, INC................      42,710
     370,951      * ADELPHIA COMMUNICATIONS CORP (CLASS A)..........      24,344
      36,700      * ADVANCED COMMUNICATIONS GROUP...................         500
     148,600      * ADVANCED RADIO TELECOM CORP.....................       3,566
     113,400      * AERIAL COMMUNICATIONS, INC......................       6,903
     328,388      > ALCATEL.........................................      75,430
     154,800      * ALLEGIANCE TELECOM, INC.........................      14,280
   1,579,904        ALLTEL CORP.....................................     130,638
     123,200      * AMERICAN MOBILE SATELLITE CORP..................       2,595
   3,216,753      * AMFM, INC.......................................     251,711
         230      #*ANTENA 3 DE TELEVISION GDS......................       5,777
     104,744      * ARCH COMMUNICATIONS GROUP WTS 09/01/03..........          56
     107,000        ASATSU, INC.....................................       7,221
     357,066      * ASCENT ENTERTAINMENT GROUP, INC.................       4,530
       7,007      * ASSOCIATED GROUP, INC (CLASS A).................         639
     408,500      * ASSOCIATED GROUP, INC (CLASS B).................      37,582
  35,219,835        AT&T CORP.......................................   1,787,407
   6,862,072      * AT&T CORP-LIBERTY MEDIA GROUP(CLASS A)..........     389,423
   1,981,242        BCE, INC........................................     179,311
     307,802        BCT TELUS COMMUNICATIONS, INC...................       7,466
     275,200        BCT TELUS COMMUNICATIONS, INC (NON-VOTE)........       6,618
  12,289,314        BELL ATLANTIC CORP..............................     756,561
  12,462,132        BELLSOUTH CORP..................................     583,384
      73,555        BHC COMMUNICATIONS, INC (CLASS A)...............      11,769
   3,688,582        BRITISH SKY BROADCASTING GROUP PLC..............      59,351
  18,892,365        BRITISH TELECOMMUNICATIONS PLC..................     461,548
     873,289        BROADWING, INC..................................      32,203
   3,570,337      * CABLE & WIRELESS COMMUNICATIONS PLC.............      51,309
  23,169,184        CABLE & WIRELESS HKT LTD........................      66,913
   1,423,265        CABLE & WIRELESS PLC............................      24,108
     971,200      * CABLEVISION SYSTEMS CORP (CLASS A)..............      73,326
     269,674        CANAL PLUS S.A..................................      39,258
      22,300      * CAPROCK COMMUNICATIONS CORP.....................         723
     820,612        CARLTON COMMUNICATIONS PLC......................       7,990

                       SEE NOTES TO FINANCIAL STATEMENTS


                                                    1999 CREF Annual Report o 19

          STATEMENT OF INVESTMENTS - Stock Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------

  SHARES                                                             VALUE (000)
  ------                                                             -----------

COMMUNICATIONS--o (Continued)
  10,686,044      * CBS CORP........................................   $ 683,239
     785,710        CENTURYTEL, INC.................................      37,223
      49,600        CFW COMMUNICATIONS CO...........................       1,724
      28,000      * CHINA TELECOM LTD (HONG KONG) (SPONS ADR).......       3,600
      78,332      * CHRIS CRAFT INDUSTRIES, INC.....................       5,650
   1,218,200        CIA DE TELECOMMUNICACIONES CHILE ADR............      22,232
      32,400      * CITADEL COMMUNICATIONS CORP.....................       2,102
     450,000      * CITY TELECOM LTD (HONG KONG) ...................         437
   3,171,745      * CLEAR CHANNEL COMMUNICATIONS, INC...............     283,078
     214,700      * CLEAR CHANNEL COMMUNICATIONS, INC WTS 09/18/01..       3,435
     246,200      * COLT TELECOM GROUP PLC..........................      12,598
     113,300      * COM 21, INC.....................................       2,542
     687,600        COMCAST CORP (CLASS A)..........................      32,919
   3,999,750        COMCAST CORP (CLASS A) SPECIAL..................     202,237
      66,233      * COMMONWEALTH TELEPHONE ENTERPRISES..............       3,502
     291,700      * CONCENTRIC NETWORK CORP.........................       8,988
      81,825      >*CORECOMM LTD....................................       4,858
     455,700      * COVAD COMMUNICATIONS GROUP......................      25,491
   1,036,309      * COX COMMUNICATIONS, INC (CLASS A)...............      53,370
      57,700      * COX RADIO, INC (CLASS A)........................       5,756
     125,200      * CROWN CASTLE INTERNATIONAL CORP.................       4,022
     102,300      * CUMULUS MEDIA, INC..............................       5,192
   5,709,738      > DEUTSCHE TELEKOM AG.............................     406,686
     229,945      >*DIMENSION DATA HOLDINGS LTD.....................       1,442
     275,600      * E.SPIRE COMMUNICATIONS, INC.....................       1,602
   3,310,986        E IRCOM PLC.....................................      14,177
      75,700      * ELECTRIC LIGHTWAVE, INC (CLASS A)...............       1,419
      87,900      * EMMIS COMMUNICATIONS (CLASS A)..................      10,956
     443,000      * ENERGIS PLC.....................................      21,273
     140,000      * ENTERCOM COMMUNICATIONS CORP....................       9,240
   6,448,117        ERICSSON TELEFON (LM) AB SERIES B...............     415,004
      50,000      * ESAT TELECOM GROUP ADR..........................       4,575
     993,836      >*EXODUS COMMUNICATIONS, INC......................      88,265
      48,800      >*FLASHNET........................................         302
     884,825      * FOX ENTERTAINMENT GROUP, INC....................      22,065
   2,294,936        FRANCE TELECOM S.A..............................     303,570
       1,100      * FUJI TELEVISION NETWORK, INC....................      15,063
     411,000      > FUJIKURA LTD....................................       1,632
      25,706        GAYLORD ENTERTAINMENT CO........................         770
     206,000      * GENERAL COMMUNICATIONS (CLASS A)................         901
     161,164      * GLOBAL CROSSING LTD.............................       8,058
   2,682,284      * GLOBAL TELESYSTEMS GROUP, INC...................      92,874
       1,500        GRAY COMMUNICATIONS SYSTEMS, INC................          27
   6,524,712        GTE CORP........................................     460,400
     264,463      * HEARST-ARGYLE TELEVISION, INC...................       7,041
      15,500      * HIGHWAYMASTER COMMUNICATIONS, INC...............          35
     235,800      * HISPANIC BROADCASTING CORP......................      21,745
     200,000      * I-CABLE COMMUNICATIONS LTD......................       5,013
     788,825      * ICG COMMUNICATIONS, INC.........................      14,790
     111,700      * IDT CORP........................................       2,108
   1,660,607      >*INFINITY BROADCASTING CORP (CLASS A)............      60,093
     377,513      * INTERMEDIA COMMUNICATIONS, INC..................      14,652
     137,500      * INTERNATIONAL FIBERCOM, INC.....................       1,083
     102,100      * INTRAWARE, INC..................................       8,162
     157,900      * ITC DELTACOM, INC...............................       4,362
         200      * JAPAN TELECOM CO LTD............................       8,020
     111,500      * JONES INTERCABLE, INC (CLASS A).................       7,728
   1,761,380        KONINKLIJKE KPN NV..............................     171,949
     110,000      * KPN QWEST NV....................................       7,325
      19,100      * LATITUDE COMMUNICATIONS, INC....................         499
      63,000      * LAUNCH MEDIA, INC...............................       1,193
     130,542      * LEAP WIRELESS INTERNATIONAL, INC................      10,248
   1,723,008      * LEVEL 3 COMMUNICATIONS, INC.....................     141,071
     100,500      * LIBERTY DIGITAL, INC (CLASS A)..................       7,462
  28,298,815        LUCENT TECHNOLOGIES, INC........................   2,117,105
     325,000        MAHANAGAR TELEPHONE NIGAM LTD GDR...............       3,656
   4,984,420        MARCONI PLC.....................................      88,170
  22,122,117      * MCI WORLDCOM, INC...............................   1,173,855
     309,977      >*MCLEODUSA, INC (CLASS A)........................      18,250
   3,852,078      * MEDIA ONE GROUP, INC............................     295,888
   3,188,330      > MEDIASET S.P.A..................................      49,595
     564,771      >*METROMEDIA FIBER NETWORK (CLASS A)..............      27,074
     104,300      * MGC COMMUNICATIONS, INC.........................       5,293
      72,224      * MIH HOLDINGS LTD................................         410
     167,200      * MODERN TIMES GROUP (CLASS B)....................       8,302
     274,200      * NETCOM AB SERIES B..............................      19,293
      65,200      * NETWORK EVENT THEATER, INC......................       1,940
   1,182,500      * NEXTEL COMMUNICATIONS, INC (CLASS A)............     121,945
     684,800      >*NEXTLINK COMMUNICATIONS, INC....................      56,881
     156,000        NIPPON COMSYS CORP..............................       3,235
      38,326        NIPPON TELEGRAPH & TELEPHONE CORP...............     656,010
      87,320        NIPPON TELEVISION NETWORK CORP..................     102,488
         700        NORTH PITTSBURGH SYSTEMS, INC...................          10
      39,800      * NORTHEAST OPTIC NETWORK, INC....................       2,490
     120,500      * NORTHPOINT COMMUNICATIONS GROUP, INC............       2,892
     775,486      >*NTL, INC........................................      96,742
       1,804        NTT MOBILE COMMUNICATIONS.......................      69,344
   5,766,436      * OLIVETTI GROUP S.P.A............................      16,702
     765,836      * OMNIPOINT CORP..................................      92,379
   1,570,000      * ONE.TEL LTD.....................................       2,415
       6,680      * PAC-WEST TELECOMM, INC..........................         177
      85,200      >*PACIFIC GATEWAY EXCHANGE, INC...................       1,454
   1,694,800      * PAGING NETWORK, INC.............................       1,377
     151,842      * PANAMSAT CORP...................................       9,016
     475,000      * PARTNER COMMUNICATIONS CO LTD ADR...............      12,291
     203,200      * PAXSON COMMUNICATIONS CORP......................       2,426
      23,400      * PEGASUS COMMUNICATIONS CORP.....................       2,287
   1,554,785        PORTUGAL TELECOM S.A............................      17,058
     176,800      * POWERTEL, INC...................................      17,746
     451,616      * PREMIERE TECHNOLOGIES, INC......................       3,161
   1,037,475      * PRICE COMMUNICATIONS CORP.......................      28,855
     146,500      * PRIMUS TELECOMMUNICATIONS GROUP, INC............       5,604
      21,600      * PUBLICIS S.A....................................       8,160
     484,492      >*QWEST COMMUNICATIONS INTERNATIONAL, INC.........      20,833
       6,100      * RADIO ONE, INC..................................         561
     836,400      * RCN CORP........................................      40,565
      14,600      * REGIONAL CABLESYSTEMS, INC......................         144
     431,901      >*RHYTHMS NETCONNECTIONS, INC.....................      13,389
     179,600      * ROGERS COMMUNICATIONS, INC (CLASS B)............       4,375
     125,000      * RSL COMMUNICATIONS LTD (CLASS A)................       2,141
       1,625      * SAGA COMMUNICATIONS, INC (CLASS A)..............          33
  35,414,629        SBC COMMUNICATIONS, INC.........................   1,726,463
      23,800      * SINCLAIR BROADCASTING GROUP, INC (CLASS A)......         290
  10,634,513        SINGAPORE TELECOMMUNICATIONS LTD................      21,958
     159,786      >*SIRIUS SATELLITE RADIO, INC.....................       7,110
      93,200      >*SMARTALK TELESERVICES, INC......................           0
     133,000      * SOCEGABLE S.A...................................       8,495
      12,000      * SOCIETE TELEVISION FRANCAISE ...................       6,286
   2,350,059      * SONERA OYJ......................................     161,113
   3,972,242        SPRINT CORP (FON GROUP).........................     267,382
     678,750      >*SPRINT CORP (PCS GROUP).........................      69,572
     219,715      * STAR TELECOMMUNICATIONS, INC....................       1,737
     167,056        SWISSCOM AG. (REGD).............................      67,569
     314,300      * TALK.COM, INC...................................       5,579
         100      >*TALK.COM, INC RTS...............................           0
   1,332,349      >*TCI SATELLITE ENTERTAINMENT (CLASS A)...........      21,318
     594,000        TECHNOLOGY RESOURCES INDUSTRIES BERHAD..........         367
     416,300        TELE DANMARK AS.................................      30,953
   5,230,000      * TELEBRAS S.A....................................           0
   5,230,000      * TELECENTRO-SUL PARTICIPACOES S.A................          56
   5,230,000        TELECENTROESTE CELULAR PART S.A.................           8
     446,000        TELECOM ARGENTINA S.A. (CLASS B)................       3,069

                       SEE NOTES TO FINANCIAL STATEMENTS


20 o 1999 CREF Annual Report

          STATEMENT OF INVESTMENTS - Stock Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------

  SHARES                                                             VALUE (000)
  ------                                                             -----------

 COMMUNICATIONS--(Continued)
   6,433,160      > TELECOM CORP OF NEW ZEALAND.....................$     30,240
   7,904,481        TELECOM ITALIA..................................     111,487
  27,819,796      > TELECOM ITALIA MOBILE S.P.A.....................     290,291
   1,725,386        TELECOM ITALIA RISP.............................      10,516
   1,191,441        TELEFONICA DE ARGENTINA S.A. (CLASS B)..........       3,658
   8,032,170      * TELEFONICA DE ESPANA S.A........................     200,682
     567,000      * TELEFONICA PUBLICIDAD E INFORMACION.............      27,562
     127,827        TELEGLOBE, INC (U.S.A.).........................       2,900
     108,700      x*TELEGROUP, INC..................................           0
   2,536,500        TELEKOM MALAYSIA BERHAD.........................       9,812
   5,230,000        TELENORTE-LESTE PARTICIPACOES S.A...............          94
     249,979        TELEPHONE & DATA SYSTEMS, INC...................      31,497
   5,230,000        TELESP CELULAR PARTICIPACOES S.A................          50
   5,230,000        TELESP PARTICIPACOES S.A........................          72
   5,230,000        TELESUDESTE CELULAR PARTICIPACOES S.A...........          21
   5,230,000        TELESUL CELULAR PARTICIPACOES S.A...............          11
     201,400      * TELESYSTEM INTERNATIONAL WIRELESS, INC..........       7,380
     861,700        TELEVISION BROADCASTS LTD.......................       5,875
      84,100      * TELIGENT, INC...................................       5,193
   9,285,606        TELSTRA CORP....................................      50,321
     150,000      * TERRA NETWORKS S.A..............................       8,198
   2,000,000      * THUS PLC........................................      12,530
     106,375      * TIME WARNER TELECOM, INC........................       5,312
     263,000      > TOKYO BROADCASTING SYSTEMS, INC.................       8,900
     191,000      * TV GUIDE, INC...................................       8,213
     102,921      * U.S. CELLULAR CORP..............................      10,389
      63,300      * U.S. LEC CORP (CLASS A).........................       2,041
   3,315,267        U.S. WEST, INC..................................     238,699
     378,067      * U.S.A. NETWORKS, INC............................      20,888
     206,600        UNITED TELEVISION, INC..........................      28,446
     522,400      * UNITEDGLOBALCOM, INC (CLASS A)..................      36,895
     550,735      * UNIVISION COMMUNICATIONS, INC...................      56,278
      64,500     x>*USN COMMUNICATIONS, INC ........................           0
     881,374      * VIACOM, INC (CLASS A)...........................      53,268
   2,367,236      * VIACOM, INC (CLASS B)...........................     143,070
     970,245      * VIATEL, INC.....................................      52,029
   5,354,100        VIDESH SANCHAR NIGAM LTD (SPONS GDR)............     131,711
  28,383,755        VODAFONE AIRTOUCH PLC...........................     140,587
   3,576,435      > VODAFONE AIRTOUCH PLC ADR.......................     177,034
     532,800      >*VOICESTREAM WIRELESS CORP.......................      75,824
     128,100      >*WAVO CORP.......................................         496
     331,100      * WESTERN WIRELESS CORP (CLASS A).................      22,101
     420,200      >*WINSTAR COMMUNICATIONS, INC.....................      31,620
      55,300      >*WORLDGATE COMMUNICATIONS, INC...................       2,630
       2,000      * WORLDPORT COMMUNICATIONS, INC...................           4
      57,500      * YOUNG BROADCASTING, INC (CLASS A)...............       2,933
     261,000      * ZEE TELEFILMS LTD...............................       6,552
                                                                     -----------
                                                                      18,613,877
                                                                     -----------
 DEPOSITORY INSTITUTIONS--7.09%
   3,366,095        ABBEY NATIONAL PLC..............................      53,809
   3,437,659        ABN-AMRO HOLDINGS NV............................      85,889
     197,116        ABSA GROUP LTD..................................         884
       5,500        ALABAMA NATIONAL BANCORP........................         104
     419,249        ALLIED IRISH BANK...............................       4,758
   1,871,682        ALLIED IRISH BANK PLC...........................      21,345
     153,100        AMCORE FINANCIAL, INC...........................       3,674
     525,000        AMMB HOLDINGS BERHAD............................       1,257
   2,528,304        AMSOUTH BANCORP.................................      48,828
     571,900        ANCHOR BANCORP WISCONSIN, INC...................       8,650
       3,900        ANDOVER BANCORP, INC............................         109
      11,600        AREA BANCSHARES CORP............................         284
   2,321,600        ARGENTARIA, CAJA POSTAL Y BCO HIPOTECA..........      54,566
   6,037,486      > ASAHI BANK LTD..................................      37,203
   1,049,000      * ASHIKAGA BANK LTD...............................       2,093
   1,040,092        ASSOCIATED BANC-CORP............................      35,623
   1,170,255        ASTORIA FINANCIAL CORP..........................      35,620
   1,653,808        AUSTRALIAN & NEW ZEALAND BANKING GROUP LTD......      11,994
     505,403        BANCA COMMERCIALE ITALIANA S.P.A................       2,750
  10,019,381      * BANCA DI ROMA...................................      12,880
   8,917,620      > BANCA INTESA RISP S.P.A.........................      18,148
  11,067,052        BANCA INTESA S.P.A..............................      44,932
     507,403      * BANCA INTESA S.P.A. PUT WTS 11/15/02............         889
   9,375,000      * BANCA NAZIONALE DEL LAVORO......................      31,262
   3,123,900      > BANCA POPOLARE DI MILANO........................      24,328
          14        BANCFIRST CORP..................................           0
       5,800        BANCFIRST OHIO CORP.............................         133
     843,540      * BANCO AMBROSIANO VENETO WTS 05/31/02............         720
      64,880      * BANCO AMBROSIANO VENETO WTS 05/31/02 RISP.......          25
   4,340,800      > BANCO BILBAO VIZCAYA S.A. (REGD)................      61,836
   2,346,360        BANCO COMERCIAL PORTUGUES S.A. (REGD)...........      13,025
      28,941      * BANCO DE A. EDWARDS S.P.A. ADR..................         481
       5,922        BANCO DE GALICIA BUENOS AIRES ADR...............         117
     292,330        BANCO DE GALICIA BUENOS AIRES S.A. SERIES A.....       1,453
     985,787        BANCO ESPIRITO SANTO S.A........................      27,708
      99,561        BANCO FRANCES S.A...............................         787
      30,700        BANCO PINTO & SOTTO MAYOR S.A...................         658
     625,000        BANCO POPULAR ESPANOLA S.A. (REGD)..............      40,770
   8,504,360      > BANCO SANTANDER CENTRAL HISPANO S.A.............      96,301
       9,400        BANCO SANTANDER (PUERTO RICO SAN JUAN)..........         145
     295,451        BANCORPSOUTH, INC...............................       4,820
     578,344        BANCWEST CORP...................................      11,278
     218,770        BANK AUSTRIA AG.................................      12,342
  16,167,911        BANK OF AMERICA CORP............................     811,427
   2,465,537        BANK OF EAST ASIA LTD...........................       6,851
     987,000      > BANK OF FUKUOKA LTD.............................       6,845
       9,200        BANK OF GRANITE CORP............................         198
     350,000      * BANK OF IRELAND.................................       2,786
     669,400        BANK OF MONTREAL................................      22,774
   4,374,874        BANK OF NEW YORK CO, INC........................     174,995
   1,194,544        BANK OF NOVA SCOTIA.............................      25,596
     300,000      * BANK OF SCOTLAND................................       3,483
  11,097,087      > BANK OF TOKYO MITSUBISHI LTD....................     154,560
   2,030,656        BANK OF YOKOHAMA LTD............................       9,355
   7,993,138        BANK ONE CORP...................................     256,280
     213,400        BANK UNITED CORP (CLASS A)......................       5,815
      87,500        BANKATLANTIC BANCORP, INC (CLASS B).............         448
     146,600        BANKNORTH GROUP, INC............................       3,922
   1,086,801      > BANQUE NATIONALE DE PARIS.......................     100,293
   3,773,614        BARCLAYS PLC....................................     108,582
     989,469      + BAY VIEW CAPITAL CORP...........................      14,038
     977,604        BAYERISCHE HYPO-UND VEREINSBANK AG..............      66,775
   1,840,364        BB&T CORP.......................................      50,380
      22,915      * BOK FINANCIAL CORP..............................         463
   5,880,100        BPI-SGPS S.A. (REGD)............................      25,058
  14,250,055      * BRADESCO S.A. RTS...............................           4
      47,058        BRENTON BANKS, INC..............................         476
      16,200        BSB BANCORP, INC................................         312
       4,830        BT FINANCIAL CORP...............................         106
      73,900      * CALIFORNIA FEDERAL BANK.........................          55
      72,820      * CALIFORNIA FEDERAL BANK GOODWILL CERT...........         100
     996,457        CANADIAN IMPERIAL BANK OF COMMERCE..............      23,724
      19,900        CAPITOL FEDERAL FINANCIAL.......................         194
      12,800        CAROLINA FIRST CORP.............................         234
       8,100        CATHAY BANCORP, INC.............................         332
     548,100        CCB FINANCIAL CORP..............................      23,877
      20,166      * CENTENNIAL BANCORP..............................         217
     148,100        CENTURA BANKS, INC..............................       6,535
       1,500        CENTURY SOUTH BANKS, INC........................          34
   5,098,655        CHARTER ONE FINANCIAL, INC......................      97,512
   7,861,687        CHASE MANHATTAN CORP............................     610,755
       4,700        CHEMICAL FINANCIAL CORP.........................         150

                       SEE NOTES TO FINANCIAL STATEMENTS


                                                    1999 CREF Annual Report o 21

          STATEMENT OF INVESTMENTS - Stock Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------

  SHARES                                                             VALUE (000)
  ------                                                             -----------

 DEPOSITORY INSTITUTIONS--(Continued)
      31,540      > CHIBA BANK LTD..................................$        175
     210,842        CHITTENDEN CORP.................................       6,246
   1,311,900        CHRISTIANIA BANK OG KREDITKASSE.................       6,472
     159,452        CITIZENS BANKING CORP (MICHIGAN)................       3,568
       6,666        CITY HOLDINGS CO................................          93
     260,500        CITY NATIONAL CORP..............................       8,580
     619,700        COLONIAL BANCGROUP, INC.........................       6,429
   1,425,008        COMERICA, INC...................................      66,530
     855,000        COMMERCE ASSET HOLDINGS BERHAD..................       2,194
     319,840        COMMERCE BANCORP, INC...........................      12,934
     342,420        COMMERCE BANCSHARES, INC........................      11,599
     140,575        COMMERCIAL FEDERAL CORP.........................       2,504
       1,000        COMMONWEALTH BANCORP, INC.......................          17
      29,900        COMMUNITY BANK SYSTEM, INC......................         691
     300,700        COMMUNITY FIRST BANKSHARES, INC.................       4,736
      53,810        COMMUNITY TRUST BANCORP, INC....................       1,076
     932,400        COMPASS BANCSHARES, INC.........................      20,804
   1,310,982      * CONCORD EFS, INC................................      33,758
      31,300        CORUS BANKSHARES, INC...........................         751
     642,498        CREDIT SUISSE GROUP (REGD)......................     127,717
           1      #*CRESTARAN INTERNATIONAL INVESTMENT BV...........           0
     616,100        CULLEN FROST BANKERS, INC.......................      15,865
      21,195        CVB FINANCIAL CORP..............................         490
   1,017,000        DAI-ICHI KANGO BANK LTD.........................       9,500
   2,522,000        DAIWA BANK LTD..................................       7,400
   2,832,258      * DBS GROUP HOLDINGS LTD..........................      46,411
     135,400        DEN DANSKE BANK AF 1871 ........................      14,853
   2,879,000        DEN NORSKE BANK ASA.............................      11,830
   1,278,551      * DEUTSCHE BANK AG. (REGD)........................     108,005
     687,700        DIME BANCORP, INC...............................      10,401
     118,400        DIME COMMUNITY BANCORP, INC.....................       2,190
     127,495        DOWNEY FINANCIAL CORP...........................       2,574
   1,892,280      * DRESDNER BANK AG. (REGD)........................     102,944
      60,000      * ERSTE BANK DER OESTER SPARK AG..................       2,660
      16,065        F & M BANCORP, INC (MARYLAND)...................         325
     120,122        F & M NATIONAL CORP.............................       3,311
      38,339        F.N.B. CORP.....................................         853
       3,000        FARMERS CAPITAL BANK CORP.......................          90
   1,419,257        FIFTH THIRD BANCORP.............................     104,138
     148,500        FIRST BANCORP (PUERTO RICO).....................       3,081
      11,500        FIRST CHARTER CORP..............................         171
      21,100        FIRST CITIZENS BANCSHARES, INC (CLASS A)........       1,472
         500        FIRST COMMERCE BANCSHARES, INC..................          10
     179,942        FIRST COMMONWEALTH FINANCIAL CORP...............       2,159
      48,600        FIRST FEDERAL CAPITAL CORP......................         711
      91,338        FIRST FINANCIAL BANCORP.........................       1,952
         920        FIRST FINANCIAL BANKSHARES, INC.................          28
       2,800        FIRST FINANCIAL CORP (INDIANA)..................         116
      18,500        FIRST FINANCIAL HOLDINGS, INC...................         296
      29,100        FIRST INDIANA CORP..............................         633
      11,250        FIRST MERCHANTS CORP............................         295
     604,170        FIRST MIDWEST BANCORP, INC......................      16,011
      58,800      * FIRST REPUBLIC BANK.............................       1,382
   1,201,978        FIRST SECURITY CORP.............................      30,688
       1,700        FIRST SENTINEL BANCORP, INC.....................          13
      11,770        FIRST SOURCE CORP...............................         294
     750,347        FIRST TENNESSEE NATIONAL CORP...................      21,385
   6,148,005        FIRST UNION CORP................................     201,731
      47,000        FIRST UNITED BANCSHARES, INC....................         629
     358,755        FIRST VIRGINIA BANKS, INC.......................      15,426
      43,160        FIRST WASHINGTON BANCORP, INC...................         637
   9,667,484        FIRSTAR CORP....................................     204,226
     314,800      * FIRSTFED FINANCIAL CORP.........................       4,427
     443,420        FIRSTMERIT CORP.................................      10,199
      57,300        FLAGSTAR BANCORP, INC...........................         988
  10,712,706        FLEETBOSTON FINANCIAL CORP......................     372,936
   1,228,500      > FORENINGSSPARBANKEN AB..........................      18,068
       4,100        FRONTIER FINANCIAL CORP.........................          82
   3,202,748      > FUJI BANK LTD...................................      31,106
     285,475        FULTON FINANCIAL CORP...........................       5,139
     100,000        GBC BANCORP.....................................       1,931
      95,800      * GENTRA, INC.....................................         902
      84,000      > GOLD ZACK AG....................................       6,575
   2,150,439      * GOLDEN STATE BANCORP, INC.......................      37,095
     731,200      * GOLDEN STATE BANCORP, INC WTS 12/31/00..........         640
   1,077,900        GOLDEN WEST FINANCIAL CORP......................      36,110
      34,540        GRAND PREMIER FINANCIAL, INC....................         512
         100        GREAT SOUTHERN BANCORP..........................           2
      19,200        GREATER BAY BANCORP.............................         823
     550,758        GREENPOINT FINANCIAL CORP.......................      13,115
     977,000      > GUNMA BANK LTD..................................       6,355
      54,100      * HAMILTON BANCORP, INC...........................         960
      26,000        HANCOCK HOLDINGS CO.............................       1,008
   3,190,259        HANG SENG BANK LTD..............................      36,423
       7,309        HARBOR FLORIDA BANCSHARES, INC..................          95
       5,985        HARLEYSVILLE NATIONAL CORP......................         195
       3,800        HARRIS FINANCIAL, INC...........................          29
   1,047,312        HIBERNIA CORP (CLASS A).........................      11,128
   1,692,000        HOKURIKU BANK LTD...............................       4,005
   3,487,793        HSBC HOLDINGS PLC (HONG KONG)...................      48,906
  10,082,467        HSBC HOLDINGS PLC (UNITED KINGDOM)..............     140,498
         800        HUDSON RIVER BANCORP, INC.......................           8
     549,300        HUDSON UNITED BANCORP...........................      14,041
   1,306,985        HUNTINGTON BANCSHARES, INC......................      31,204
   1,405,357      * IMPERIAL BANCORP................................      33,904
     197,500        INDEPENDENCE COMMUNITY BANK CORP................       2,469
      46,759        INDEPENDENT BANK CORP...........................         584
   6,238,852        INDUSTRIAL BANK OF JAPAN LTD....................      60,106
      47,350        INTERNATIONAL BANCSHARES CORP...................       2,095
      30,950        INTERWEST BANCORP, INC..........................         596
      25,400        INVESTEC GROUP LTD..............................       1,127
      30,000        IRWIN FINANCIAL CORP............................         534
   1,625,305        JOYO BANK.......................................       7,472
      31,446        JSB FINANCIAL, INC..............................       1,631
     742,670        KBC BANCASSURANCE HOLDINGS NV...................      40,029
   2,711,440        KEYCORP.........................................      59,991
     196,932        KEYSTONE FINANCIAL, INC.........................       4,148
  12,740,055        LLOYDS TSB GROUP PLC............................     159,325
     100,830      * LOCAL FINANCIAL CORP............................       1,046
      41,088        M & T BANK CORP.................................      17,021
     262,900        MAF BANCORP, INC................................       5,504
   2,098,200        MALAYAN BANKING BERHAD..........................       7,454
     592,058        MARSHALL & ILSLEY CORP..........................      37,189
   4,841,014        MBNA CORP.......................................     131,918
   6,819,172        MELLON FINANCIAL CORP...........................     232,278
     456,439        MERCANTILE BANKSHARES CORP......................      14,578
       5,800        MERCHANTS NEW YORK BANCORP, INC.................          99
   2,033,665      > MERITA LTD......................................      11,986
      31,149        MID-AMERICA BANCORP.............................         888
      11,600        MISSISSIPPI VALLEY BANCSHARES...................         313
   2,148,889        MITSUBISHI TRUST & BANKING CORP.................      18,916
      79,000        MITSUI TRUST & BANKING CO LTD...................         178
     985,169        MORGAN (J.P.) & CO, INC.........................     124,747
   3,636,852      > NATIONAL AUSTRALIA BANK LTD.....................      55,461
      50,400        NATIONAL BANCORP OF ALASKA, INC.................       1,414
     405,784        NATIONAL BANK OF CANADA.........................       5,180
      29,851        NATIONAL CITY BANCSHARES, INC...................         750
   4,125,102        NATIONAL CITY CORP..............................      97,713
      92,100        NATIONAL COMMERCE BANCORP.......................       2,090
         395        NATIONAL PENN BANCSHARES, INC...................          10
      87,490      * NATIONAL PROCESSING, INC........................         776

                       SEE NOTES TO FINANCIAL STATEMENTS


22 o 1999 CREF Annual Report

          STATEMENT OF INVESTMENTS - Stock Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------

  SHARES                                                             VALUE (000)
  ------                                                             -----------

 DEPOSITORY INSTITUTIONS--(Continued)
   1,080,000      * NATIONAL WESTMINSTER BANK PLC...................$     23,194
      29,309        NBT BANCORP, INC................................         454
      69,857        NEDCOR LTD......................................       1,555
     122,389      >*NETBANK, INC....................................       2,264
       3,800        NIAGARA BANCORP, INC............................          39
   1,325,090        NORTH FORK BANCORP, INC.........................      23,189
   2,824,786        NORTHERN TRUST CORP.............................     149,714
      24,900        NORTHWEST BANCORP, INC..........................         173
      75,200        OCEANFIRST FINANCIAL CORP.......................       1,302
     135,038      * OCWEN FINANCIAL CORP............................         844
     643,262        OLD KENT FINANCIAL CORP.........................      22,755
     191,251        OLD NATIONAL BANCORP............................       6,204
       3,200        OMEGA FINANCIAL CORP............................          93
     207,050        ONE VALLEY BANCORP, INC.........................       6,341
      27,066        ORIENTAL FINANCIAL GROUP........................         597
   2,409,129      * OVERSEAS CHINESE BANKING CORP LTD...............      22,125
      67,600        PACIFIC CAPITAL BANCORP.........................       2,079
   1,040,600        PACIFIC CENTURY FINANCIAL CORP..................      19,446
       9,937        PARK NATIONAL CORP..............................         954
      39,750        PEOPLES BANK OF BRIDGEPORT CO...................         840
     845,386        PEOPLES HERITAGE FINANCIAL GROUP, INC...........      12,734
       8,400        PEOPLES HOLDINGS CO.............................         243
      85,200        PFF BANCORP, INC................................       1,651
   2,303,689        PNC BANK CORP...................................     102,514
     845,018        POPULAR, INC....................................      23,608
       5,800        PREMIER BANCSHARES, INC.........................          79
      24,700        PREMIER NATIONAL BANCORP........................         455
     523,669        PROVIDENT BANKSHARES CORP.......................       9,066
     156,500        PROVIDENT FINANCIAL GROUP.......................       5,614
   1,149,848        PROVIDIAN FINANCIAL CORP........................     104,708
   1,971,424        PUBLIC BANK BERHAD (FR).........................       2,044
     972,532        PUBLIC BANK BERHAD (LR).........................         850
      34,600        QUEENS COUNTY BANCORP, INC......................         939
   1,369,890        REGIONS FINANCIAL CORP..........................      34,418
       7,200        RELIANCE BANCORP, INC...........................         248
     805,912        REPUBLIC BANCORP, INC...........................       9,784
         400        REPUBLIC BANCORP, INC (KENTUCKY)................           3
       2,000      * REPUBLIC BANCSHARES, INC........................          25
     840,750        REPUBLIC NEW YORK CORP..........................      60,534
      75,974        REPUBLIC SECURITY FINANCIAL CORP................         544
   1,517,000        RHB CAPITAL BERHAD..............................       1,573
     160,800        RICHMOND COUNTY FINANCIAL CORP..................       2,904
     120,300        RIGGS NATIONAL CORP.............................       1,586
     485,990        ROSLYN BANCORP, INC.............................       8,991
     732,205        ROYAL BANK OF CANADA............................      32,085
   1,715,039        ROYAL BANK OF SCOTLAND PLC......................      30,407
      75,700        S & T BANCORP, INC..............................       1,755
     183,858      * S1 CORP.........................................      14,364
   6,700,244        SAKURA BANK LTD.................................      38,796
   4,169,202      > SAN PAOLO-IMI S.P.A.............................      56,662
       8,700        SANDY SPRING BANCORP, INC.......................         235
     400,765        SANWA BANK LTD..................................       4,872
      18,100        SEACOAST FINANCIAL SERVICES CORP................         184
     654,000      > SEVENTY-SEVEN (77) BANK LTD.....................       6,851
   1,520,000        SHIZUOKA BANK LTD...............................      15,581
       5,125        SHORELINE FINANCIAL CORP........................          95
     225,700      * SILICON VALLEY BANCSHARES.......................      11,172
       6,100        SIMMONS FIRST NATIONAL CORP (CLASS A)...........         153
   1,788,244      > SKANDINAVISKA ENSKILDA BANKEN SERIES A..........      18,095
     248,623        SKY FINANCIAL GROUP, INC........................       5,004
     277,364      * SOCIETE GENERALE S.A............................      64,548
   1,581,015        SOUTHTRUST CORP.................................      59,782
      43,600      * SOUTHWEST BANCORP OF TEXAS, INC.................         864
   1,059,256        SOVEREIGN BANCORP, INC..........................       7,895
     280,700        ST. FRANCIS CAPITAL CORP........................       5,228
      50,000      * STANDARD CHARTERED PLC..........................         776
     993,200        STATE STREET CORP...............................      72,566
     221,800        STATEN ISLAND BANCORP, INC......................       3,992
      29,600        STERLING BANCSHARES, INC........................         331
   7,951,818      > SUMITOMO BANK LTD...............................     108,809
   1,120,376        SUMMIT BANCORP..................................      34,312
     363,307        SUNCORP-METWAY LTD..............................       1,952
   1,843,986        SUNTRUST BANKS, INC.............................     126,889
     136,950        SUSQUEHANNA BANCSHARES, INC.....................       2,174
   1,321,400        SVENSKA HANDELSBANKEN SERIES A..................      16,636
     362,500        SVENSKA HANDELSBANKEN SERIES B FREE.............       4,287
       3,730      * SWISS BANK CORP WTS 06/30/00 (REGD).............          51
     892,894        SYNOVUS FINANCIAL CORP..........................      17,746
     825,550        TCF FINANCIAL CORP..............................      20,536
     203,300      * TELEBANC FINANCIAL CORP.........................       5,286
      92,200        TEXAS REGIONAL BANCSHARES, INC (CLASS A)........       2,674
   5,384,609      > TOKAI BANK LTD..................................      33,917
     450,200        TORONTO DOMINION BANK...........................      12,039
     908,000      * TOYO TRUST & BANKING CO LTD.....................       3,730
      88,800        TRIANGLE BANCORP, INC...........................       1,721
      45,500        TRUST CO OF NEW JERSEY .........................       1,041
     138,770        TRUSTCO BANK CORP...............................       1,839
     149,402        TRUSTMARK CORP..................................       3,228
   4,658,718        U.S. BANCORP....................................     110,936
     115,669        U.S. TRUST CORP.................................       9,275
       7,515        U.S.B. HOLDINGS CO, INC.........................         120
     694,732        UBS AG. (REGD)..................................     187,624
      53,201        UMB FINANCIAL CORP..............................       2,008
     216,400        UNI BANKDANMARK AS (CLASS A)....................      15,240
  11,371,030      > UNICREDITO ITALIANO S.P.A.......................      55,904
   1,491,502        UNION PLANTERS CORP.............................      58,821
     381,547        UNIONBANCAL CORP................................      15,047
      61,900        UNITED BANKSHARES, INC..........................       1,478
      13,700        UNITED COMMUNITY FINANCIAL CORP (OHIO)..........         136
      16,154        UNITED NATIONAL BANCORP.........................         358
   9,197,195      * UNITED OVERSEAS BANK LTD........................      81,152
      60,500        USBANCORP, INC..................................         711
   1,331,959        UST CORP........................................      42,290
     385,026        VALLEY NATIONAL BANCORP.........................      10,781
      63,700        W HOLDING CO, INC...............................         661
   1,156,812        WACHOVIA CORP...................................      78,663
     745,000        WASHINGTON FEDERAL, INC.........................      14,714
   4,074,190        WASHINGTON MUTUAL, INC..........................     105,929
     310,484        WEBSTER FINANCIAL CORP..........................       7,316
  13,441,416        WELLS FARGO CO..................................     543,537
      32,300        WESBANCO, INC...................................         840
      65,049        WEST COAST BANCORP (OREGON).....................         878
     174,300        WESTAMERICA BANCORP.............................       4,870
      18,400        WESTCORP........................................         267
   6,885,742      > WESTPAC BANKING CORP............................      47,352
     163,050        WHITNEY HOLDINGS CORP...........................       6,043
     197,900        WILMINGTON TRUST CORP...........................       9,549
     239,000      * WING HANG BANK LTD..............................         818
     638,802        WING LUNG BANK LTD..............................       2,589
     311,600        ZIONS BANCORP...................................      18,443
                                                                     -----------
                                                                       9,625,891
                                                                     -----------
 EATING AND DRINKING PLACES--0.46%
      27,500      * ADVANTICA RESTAURANT GROUP, INC.................          48
     336,957        APPLEBEES INTERNATIONAL, INC....................       9,940
     303,900      * AUTOGRILL S.P.A.................................       3,827
     255,600      > AVADO BRANDS, INC...............................       1,078
     478,182        BOB EVANS FARMS, INC............................       7,382
      11,800     >x*BOSTON CHICKEN, INC ............................           1
     622,293      * BRINKER INTERNATIONAL, INC......................      14,935
     518,150      * BUFFETS, INC....................................       5,182
     141,625        CBRL GROUP, INC.................................       1,374

                       SEE NOTES TO FINANCIAL STATEMENTS


                                                    1999 CREF Annual Report o 23

          STATEMENT OF INVESTMENTS - Stock Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------

  SHARES                                                             VALUE (000)
  ------                                                             -----------

 EATING AND DRINKING PLACES--(Continued)
     420,350      * CEC ENTERTAINMENT, INC..........................    $ 11,927
     270,064        CKE RESTAURANTS, INC............................       1,587
   1,645,858        COMPASS GROUP PLC...............................      22,589
      35,536      * CONSOLIDATED PRODUCTS, INC......................         360
   1,458,925        DARDEN RESTAURANTS, INC.........................      26,443
      36,350      * DAVE & BUSTERS, INC.............................         298
     200,384        FRISCHS RESTAURANTS, INC........................       1,766
   1,257,689        HOST MARRIOTT CORP (NEW)........................      10,376
     124,100      * IHOP CORP (NEW).................................       2,071
     301,765      * JACK IN THE BOX, INC............................       6,243
     591,000        KENTUCKY FRIED CHICKEN BERHAD...................         778
     158,700      * LANDRYS SEAFOOD RESTAURANTS, INC................       1,379
     229,119      * LONE STAR STEAKHOUSE & SALOON, INC..............       2,044
     147,991        LUBYS, INC......................................       1,683
   1,085,500        MARRIOTT, INTERNATIONAL (CLASS A)...............      34,261
   8,194,107        MCDONALD'S CORP.................................     330,325
       8,927      * MELCO INTERNATIONAL DEVELOPMENT LTD.............           3
         330        MOEVENPICK HOLDINGS (BR)........................         164
       1,576        MORRISON MANAGEMENT SPECIALISTS, INC............          34
      97,900      * NPC INTERNATIONAL, INC..........................         771
      19,950      * O'CHARLEY'S, INC................................         262
     322,750      * OUTBACK STEAKHOUSE, INC.........................       8,371
     160,000        OVERSEAS UNION ENTERPRISES LTD..................         538
      37,000      * P.F. CHANGS CHINA BISTRO, INC...................         920
     129,590      * PAPA JOHNS INTERNATIONAL, INC...................       3,377
     437,599        PICCADILLY CAFETERIAS, INC......................       1,750
     412,807     >x*PLANET HOLLYWOOD, INC (CLASS A).................          30
          50      * RAINFOREST CAFE, INC............................           0
     260,234        RUBY TUESDAY, INC...............................       4,733
     241,950      * RYANS FAMILY STEAK HOUSES, INC..................       2,057
       5,600      * SHONEYS, INC....................................           8
     239,000      > SKYLARK CO LTD..................................       5,622
      87,801        SODEXHO ALLIANCE S.A............................      15,542
      14,851        SODEXHO MARRIOTT SERVICES, INC..................       1,493
     286,575      * SONIC CORP......................................       8,167
     111,300      >*TELEPIZZA S.A...................................         471
      38,750      * THE CHEESECAKE FACTORY CO.......................       1,356
   1,107,000      +*TPI ENTERPRISES, INC............................          12
   1,009,171      * TRICON GLOBAL RESTAURANTS, INC..................      38,979
     468,096      * U.S. FOODSERVICE, INC...........................       7,841
      10,700        VALORA HOLDINGS AG. (REGD)......................       2,863
     514,000        VIAD CORP.......................................      14,328
     143,203      * VICORP RESTAURANTS, INC.........................       2,309
     283,369        WENDY'S INTERNATIONAL, INC......................       5,844
                                                                     -----------
                                                                         625,742
                                                                     -----------
 EDUCATIONAL SERVICES--0.05%
     101,362      * APOLLO GROUP, INC (CLASS A).....................       2,034
     190,800        BENESSE CORP....................................      45,908
      95,091      * BERLITZ INTERNATIONAL, INC......................       1,634
      19,200      * CAREER EDUCATION CORP...........................         737
          50      * COMPUTER LEARNING CENTERS, INC..................           0
         400      * CORINTHIAN COLLEGES, INC........................          10
     350,529      * DEVRY, INC......................................       6,529
     123,400      * EDUCATION MANAGEMENT CORP.......................       1,728
      48,200      * ITT EDUCATIONAL SERVICES, INC...................         744
      70,500      * LEARNING TREE INTERNATIONAL, INC................       1,974
     280,425      * SYLVAN LEARNING SYSTEMS, INC....................       3,646
                                                                     -----------
                                                                          64,944
                                                                     -----------
 ELECTRIC, GAS, AND SANITARY SERVICES--2.59%
     600,000      * ACEA S.P.A......................................       8,342
   1,100,000      * AEM S.P.A.......................................       4,411
     562,650      * AES CORP........................................      42,058
     344,600        AGL RESOURCES, INC..............................       5,858
     372,913        AGUAS DE BARCELONA S.A..........................       5,463
       4,023      * AGUAS DE BARCELONA S.A. (NEW)...................          58
     882,544        ALLEGHENY ENERGY, INC...........................      23,774
     458,793        ALLIANT ENERGY CORP.............................      12,617
   1,366,690      * ALLIED WASTE INDUSTRIES, INC....................      12,044
     842,181        AMEREN CORP.....................................      27,581
     135,585      * AMERICAN ECOLOGY CORP...........................         229
   1,068,956        AMERICAN ELECTRIC POWER CO, INC.................      34,340
       3,000        AMERICAN STATES WATER CO........................         108
     244,490        AMERICAN WATER WORKS CO, INC....................       5,195
     344,260        ANGLIAN WATER PLC...............................       3,141
      22,034        AQUARION CO.....................................         815
     218,504        ATMOS ENERGY CORP...............................       4,466
   1,079,304      > AUSTRALIA GAS LIGHT CO..........................       6,315
     228,300      > AVISTA CORP.....................................       3,524
     163,000      * AZURIX CORP.....................................       1,457
       1,800        BEWCKISER WASSER TECHNIK AG.....................         242
   9,131,269      * BG GROUP PLC....................................      58,977
     145,469        BLACK HILLS CORP................................       3,228
      47,800        CALIFORNIA WATER SERVICE GROUP..................       1,449
     255,800      * CALPINE CORP....................................      16,371
     973,195        CAROLINA POWER & LIGHT CO.......................      29,622
      58,800        CASCADE NATURAL GAS CORP........................         948
      61,200      * CASELLA WASTE SYSTEMS, INC (CLASS A)............       1,155
 105,677,660      * CENTRAIS GERADORAS DO SUL (BR)..................         107
   1,606,100        CENTRAL & SOUTH WEST CORP.......................      32,122
   7,205,972        CENTRICA PLC....................................      20,420
     104,400        CH ENERGY GROUP, INC............................       3,445
     165,000        CHILECTRA S.A. ADR..............................       3,341
     881,898        CINERGY CORP....................................      21,276
     290,844      * CITIZENS UTILITIES CO (CLASS B).................       4,126
     426,440      * CLEAN HARBORS, INC..............................         533
     141,364        CLECO CORP......................................       4,532
   2,550,420        CLP HOLDINGS LTD................................      11,746
     213,040        CMP GROUP, INC..................................       5,872
     748,480        CMS ENERGY CORP.................................      23,343
   1,113,796        COASTAL CORP....................................      39,470
     815,361        COLUMBIA ENERGY GROUP...........................      51,572
     892,345      > CONECTIV, INC...................................      15,003
      62,012        CONECTIV, INC (CLASS A).........................       1,837
      28,100        CONNECTICUT ENERGY CORP.........................       1,092
   1,142,400        CONSOLIDATED EDISON CO OF NEW YORK., INC........      39,413
     745,900        CONSOLIDATED NATURAL GAS CO.....................      48,437
   1,344,971        CONSTELLATION ENERGY GROUP......................      39,004
     734,806        CONTACT ENERGY LTD..............................       1,286
       1,869        CTG RESOURCES, INC..............................          65
         160        DAISEKI CO LTD..................................           4
   1,197,100        DOMINION RESOURCES, INC.........................      46,986
   1,047,475        DPL, INC........................................      18,134
     775,263        DQE, INC........................................      26,843
   1,084,571        DTE ENERGY CO...................................      34,028
   2,316,486        DUKE ENERGY CORP................................     116,114
     238,598        DYNEGY, INC.....................................       5,801
     138,038        EASTERN ENTERPRISES CO..........................       7,929
     125,757        EASTERN UTILITIES ASSOCIATION CO................       3,812
   2,415,352        EDISON INTERNATIONAL CO.........................      63,252
     511,050        EDPERBRASCAN CORP (CLASS A).....................       6,736
      14,714      * EL PASO ELECTRIC CO.............................         144
     944,010        EL PASO ENERGY CORP.............................      36,639
     122,107        ELECTRABEL NV...................................      39,980
       2,000        ELECTRABEL S.A. (STRIP VVPR)....................           0
   1,572,985        ELECTRICIDADE DE PORTUGAL S.A...................      27,463
  92,796,060        ELECTROBRAS S.A.................................       2,030
      36,281        EMPIRE DISTRICT ELECTRIC CO.....................         821
     411,626      > EMPRESA NACIONAL DE ELECTRIDAD S.A. ADR.........       5,840
   2,148,560        ENDESA S.A......................................      42,664
  15,591,000      * ENEL S.P.A......................................      65,342

                       SEE NOTES TO FINANCIAL STATEMENTS


24 o 1999 CREF Annual Report

          STATEMENT OF INVESTMENTS - Stock Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------

  SHARES                                                             VALUE (000)
  ------                                                             -----------

ELECTRIC, GAS, AND SANITARY SERVICES--(Continued)
     295,500        ENERGEN CORP....................................     $ 5,337
   1,155,721        ENERGY EAST CORP................................      24,053
     116,078        ENERSIS S.A. ADR................................       2,728
   1,414,645        ENTERGY CORP....................................      36,427
     227,501        EQUITABLE RESOURCES, INC........................       7,593
       5,437        ETOWN CORP......................................         338
   1,775,627        FIRSTENERGY CORP................................      40,285
     555,739        FLORIDA PROGRESS CORP...........................      23,515
   1,198,448        FPL GROUP, INC..................................      51,309
   1,024,357        GAS NATURAL SDG S.A.............................      23,602
     150,170      > GENER S.A. (SPONS ADR)..........................       2,328
     707,310        GPU, INC........................................      21,175
         385        GROUPE BRUXELLES LAMBERT NPV (STRIP VVPR).......           0
      60,735        GROUPE BRUXELLES LAMBERT S.A....................      12,237
      70,510        HAFSLUND AS SERIES A............................         426
      46,402        HAFSLUND AS SERIES B............................         179
     200,193      > HAWAIIAN ELECTRIC INDUSTRIES, INC...............       5,781
   6,652,712        HONG KONG & CHINA GAS CO LTD....................       9,114
          25        HONG KONG ELECTRIC CO LTD.......................           0
   1,391,814      > IBERDROLA S.A...................................      19,294
     280,200        IDACORP, INC....................................       7,513
     134,120        ILLINOVA CORP...................................       4,661
     191,766        INDIANA ENERGY, INC.............................       3,404
     174,434        IPALCO ENTERPRISES, INC.........................       2,976
   1,604,240      > ITALGAS S.P.A...................................       6,077
   2,820,610        KANSAI ELECTRIC POWER CO, INC...................      49,134
     469,304        KANSAS CITY POWER & LIGHT CO....................      10,354
     827,590        KEYSPAN CORP....................................      19,190
     362,250        KINDER MORGAN, INC..............................       7,313
     187,000        KURITA WATER INDUSTRIES LTD.....................       2,970
     119,800        LACLEDE GAS CO..................................       2,591
     788,537        LOUISVILLE GAS & ELECTRIC ENERGY CORP...........      13,750
      37,100        MADISON GAS & ELECTRIC CO.......................         747
     474,639        MCN ENERGY GROUP, INC...........................      11,273
     169,679        MDU RESOURCES GROUP, INC........................       3,394
     272,100      * MIDAMERICAN ENERGY HOLDINGS CO..................       9,166
     120,210        MINNESOTA POWER, INC............................       2,036
     200,800     >x*MOLTEN METALTECHNOLOGY, INC.....................           3
     461,212        MONTANA POWER CO................................      16,632
     825,536        NATIONAL FUEL GAS CO............................      38,387
   2,706,855        NATIONAL GRID GROUP PLC.........................      20,586
   2,829,159        NATIONAL POWER PLC..............................      16,377
     662,760        NEW CENTURY ENERGIES, INC.......................      20,131
     356,143        NEW ENGLAND ELECTRIC SYSTEMS CO.................      18,430
     110,300        NEW JERSEY RESOURCES CORP.......................       4,309
      40,900      * NEWPARK RESOURCES, INC..........................         251
     458,800      * NIAGARA MOHAWK HOLDINGS, INC....................       6,395
     393,240        NICOR, INC......................................      12,780
     514,658        NISOURCE, INC...................................       9,200
      43,200        NORTHEAST UTILITIES CO..........................         888
     909,468        NORTHERN STATES POWER CO........................      17,735
     155,400        NORTHWEST NATURAL GAS CO........................       3,409
     129,292        NORTHWESTERN CORP...............................       2,844
     386,568        NSTAR...........................................      15,656
     132,700        NUI CORP........................................       3,500
     491,444        OGE ENERGY CORP.................................       9,337
     214,833        ONEOK, INC......................................       5,398
   3,131,000        OSAKA GAS CO LTD................................       7,534
      37,700      * OESTERREICHISCHE ELEKTRIZITAETSWIRSC HAFTS AG...       5,298
      19,600        OTTER TAIL POWER CO.............................         735
   1,640,429        PECO ENERGY CO..................................      57,005
     381,699        PEOPLES ENERGY CORP.............................      12,787
     496,000        PETRONAS GAS BERHAD.............................       1,162
   2,350,513        PG&E CORP.......................................      48,186
     103,041        PHILADELPHIA SUBURBAN CORP......................       2,132
     109,196      * PHILIP SERVICES CORP............................          13
     116,874        PIEDMONT NATURAL GAS CO, INC....................       3,535
     516,334        PINNACLE WEST CAPITAL CORP......................      15,780
     803,800        POTOMAC ELECTRIC POWER CO.......................      18,437
   1,142,110        PP&L RESOURCES, INC.............................      26,126
     231,624        PUBLIC SERVICE CO OF NEW MEXICO.................       3,764
     118,502        PUBLIC SERVICE CO OF NORTH CAROLINA.............       3,829
   1,641,228        PUBLIC SERVICE ENTERPRISE GROUP, INC............      57,135
     593,431        PUGET SOUND ENERGY, INC.........................      11,498
     764,480        QUESTAR CORP....................................      11,467
   1,460,915        RELIANT ENERGY, INC.............................      33,418
   3,189,716      * REPUBLIC SERVICES, INC (CLASS A)................      45,852
     353,497        RGS ENERGY GROUP, INC...........................       7,269
     920,120        RHEIN-WESTFALEN ELECTRIC AG.....................      36,059
     679,600        SCANA CORP......................................      18,264
     975,000        SCOTTISH & SOUTHERN ENERGY PLC..................       7,781
   6,669,255        SCOTTISH POWER PLC..............................      50,506
   2,617,461        SCOTTISH POWER PLC ADR..........................      73,289
       2,205        SEMCO ENERGY, INC...............................          26
   1,480,705        SEMPRA ENERGY...................................      25,727
   5,967,146        SHUN TAK ENTERPRISES CORP LTD...................       1,136
     155,943        SIERRA PACIFIC RESOURCES (NEW)..................       2,700
     146,282        SIG CORP, INC...................................       3,328
         400        SJW CORP........................................          48
      50,300        SOUTH JERSEY INDUSTRIES, INC....................       1,430
   4,357,096        SOUTHERN CO.....................................     102,392
      97,674      * SOUTHERN UNION CO...............................       1,868
         600        SOUTHWEST GAS CORP..............................          14
     167,500        SOUTHWESTERN ENERGY CO..........................       1,099
      17,000      * STERICYCLE, INC.................................         320
     175,257        SUEZ LYONNAISE DES EAUX.........................      28,232
     404,133        SUEZ LYONNAISE DES EAUX S.A.....................      64,777
     125,257        SUEZ LYONNAISE (STRIP VVPR).....................           1
     766,732        TECO ENERGY, INC................................      14,232
   2,365,000        TENAGA NASIONAL BERHAD..........................       6,099
   2,047,964        TEXAS UTILITIES CO..............................      72,831
     427,714        THAMES WATER PLC................................       5,332
       3,000      * THERMO ECOTEK CORP..............................          16
      76,500        TNP ENTERPRISES, INC............................       3,156
     809,800        TOHOKU ELECTRIC POWER CO, INC...................      12,039
   2,036,078      > TOKYO ELECTRIC POWER CO, INC....................      54,566
   4,284,000        TOKYO GAS CO LTD................................      10,433
     938,871        TRANS CANADA PIPELINES LTD......................       8,099
     143,656        TRANS CANADA PIPELINES LTD (U.S.)...............       1,257
     288,800        TRANSALTA CORP..................................       2,820
     568,500        TRANSPORTADORA DE GAS DEL SUR (CLASS B).........       1,069
      28,400      * U.S. LIQUIDS, INC...............................         238
     197,224        UGI CORP........................................       4,031
   1,461,583        UNICOM CORP.....................................      48,963
   1,321,700        UNION ELECTRICA FENOSA S.A......................      23,089
     202,120      * UNISOURCE ENERGY CORP HOLDINGS CO...............       2,261
      68,300        UNITED ILLUMINATING CO..........................       3,509
   1,916,086        UNITED UTILITIES PLC............................      19,909
     113,900        UNITED WATER RESOURCES, INC.....................       3,894
     569,853        UTILICORP UNITED, INC...........................      11,077
   1,025,730        VEBA AG.........................................      49,860
   1,477,296        VIAG AG.........................................      27,087
   2,055,941      > VIVENDI S.A.....................................     185,688
      48,973      >*VIVENDI S.A. WTS 05/02/01.......................         166
     293,172        WASHINGTON GAS LIGHT CO.........................       8,062
      39,400      * WASTE CONNECTIONS, INC..........................         569
         200      * WASTE INDUSTRIES, INC...........................           2
   7,242,216        WASTE MANAGEMENT, INC...........................     124,476
         700      * WASTEMASTERS, INC...............................           0
     249,623        WESTCOAST ENERGY, INC...........................       3,988

                       SEE NOTES TO FINANCIAL STATEMENTS


                                                    1999 CREF Annual Report o 25

          STATEMENT OF INVESTMENTS - Stock Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------

  SHARES                                                             VALUE (000)
  ------                                                             -----------

 ELECTRIC, GAS, AND SANITARY SERVICES--(Continued)
      96,400        WESTERN GAS RESOURCES, INC......................     $ 1,271
     220,810        WESTERN RESOURCES, INC..........................       3,754
     138,598        WICOR, INC......................................       4,045
   2,269,974        WILLIAMS COS, INC...............................      69,376
     699,281        WISCONSIN ENERGY CORP...........................      13,461
     170,672        WPS RESOURCES CORP..............................       4,288
     416,000        YANKEE ENERGY SYSTEMS, INC......................      18,278
      87,535      * YORK RESEARCH CORP..............................         328
                                                                     -----------
                                                                       3,512,488
                                                                     -----------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--11.28%
      59,200      * AAVID THERMAL TECHNOLOGIES, INC.................       1,454
     448,439      * ABB LTD.........................................      54,716
     150,774      * ABB LTD (SWITZERLAND)...........................      18,442
     131,300      * ACTEL CORP......................................       3,151
     188,100      * ACTV, INC.......................................       8,594
      51,300      * ADAPTIVE BROADBAND CORP.........................       3,787
   1,090,505      * ADC TELECOMMUNICATIONS, INC.....................      79,130
     118,224      * ADTRAN, INC.....................................       6,081
       9,250      * ADVA AG. OPTICAL NETWORKING.....................       1,752
      62,400      * ADVANCED ENERGY INDUSTRIES, INC.................       3,073
     604,700      * ADVANCED FIBRE COMMUNICATIONS...................      27,023
      87,900      * ADVANCED LIGHTING TECHNOLOGIES, INC.............         505
     500,750      * ADVANCED MICRO DEVICES, INC.....................      14,490
     213,829      > ADVANTEST CORP..................................      56,469
     108,900      * AEROFLEX, INC...................................       1,130
     120,000      > AIWA CO LTD.....................................       2,488
      36,900      * ALLEN TELECOM, INC..............................         427
     122,000      * ALLIANCE SEMICONDUCTOR CORP.....................       2,036
      93,100      * ALPHA INDUSTRIES, INC...........................       5,336
   1,095,000      > ALPS ELECTRIC CO LTD............................      16,697
   1,449,000        ALSTOM..........................................      48,319
   4,930,540      * ALTERA CORP.....................................     244,370
   1,432,060      * AMERICAN POWER CONVERSION CORP..................      37,771
       5,800      * AMERICAN SUPERCONDUCTOR CORP....................         162
     367,424      * AMERICAN TOWER SYSTEMS (CLASS A)................      11,229
      67,500      >*AMERICAN XTAL TECHNOLOGY, INC...................       1,177
     244,300        AMETEK, INC.....................................       4,657
     706,400      * AMKOR TECHNOLOGY, INC...........................      19,956
      89,100      * AMPEX CORP (CLASS A)............................         484
     100,245      * AMPHENOL CORP (CLASS A).........................       6,673
     108,740      * ANADIGICS, INC..................................       5,131
   1,162,320      * ANALOG DEVICES, INC.............................     108,096
     196,300      * ANCOR COMMUNICATIONS, INC.......................      13,324
     709,808      * ANDREW CORP.....................................      13,442
      75,500      * ANTEC CORP......................................       2,756
       2,369      * APPLIED MAGNETICS CORP..........................           1
     257,652      * APPLIED MICRO CIRCUITS CORP.....................      32,786
       1,700      * ARGUSS HOLDINGS, INC............................          22
     216,181      * ARTESYN TECHNOLOGIES, INC.......................       4,540
     293,124      * ASM LITHOGRAPHY HOLDINGS NV.....................      32,572
     338,400      * ASPECT COMMUNICATIONS CORP......................      13,240
     760,230      * ATMEL CORP......................................      22,474
       2,200      * AUSTRIA MIKRO SYSTEM INTERNATIONAL AG...........          70
     140,000        AVX CORP........................................       6,991
      26,333        BALDOR ELECTRIC CO..............................         477
      57,500        BANG & OLUFSEN HOLDINGS AS (CLASS B)............       2,103
      16,939        BARCO NV........................................       2,372
      92,300      * BENCHMARK ELECTRONICS, INC......................       2,117
     410,800        BMC INDUSTRIES, INC.............................       2,003
     358,200      * BROADCOM CORP (CLASS A).........................      97,565
      70,300      * BROOKTROUT, INC.................................       1,305
     742,385        BROTHERS INDUSTRIES LTD.........................       1,706
     275,700      * BURR BROWN CORP.................................       9,960
     179,400        C&D TECHNOLOGIES, INC...........................       7,625
      49,600      * C-COR.NET CORP..................................       3,801
      75,700      >*CARRIER ACCESS CORP.............................       5,096
      36,130      >*CATAPULT COMMUNICATIONS CORP....................         359
     780,000      * CCT TELECOM HOLDINGS LTD........................         577
     114,000      * CELESTICA, INC..................................       6,356
     824,700      >*CELLNET DATA SYSTEMS, INC.......................         928
     218,200      * CGI GROUP, INC..................................       9,298
     445,000      * CHARTERED SEMICONDUCTOR MANUFACTURING LTD.......       2,431
      50,400      * CHECKPOINT SYSTEMS, INC.........................         513
   1,717,880      * CIENA CORP......................................      98,778
      42,000      * CITIZENS ELECTRONICS CO LTD.....................       7,600
     375,163      * COMMSCOPE, INC..................................      15,124
     429,220      * COMVERSE TECHNOLOGY, INC........................      62,130
   1,188,620      * CONEXANT SYSTEMS, INC...........................      78,895
   1,850,645        COOPER INDUSTRIES, INC..........................      74,835
     143,640      >*COPPER MOUNTAIN NETWORKS, INC...................       7,002
     112,900      * CREE RESEARCH, INC..............................       9,639
     324,684        CTS CORP........................................      24,473
   1,001,800      * CYPRESS SEMICONDUCTOR CORP......................      32,433
     192,185        DALLAS SEMICONDUCTOR CORP.......................      12,384
         740      * DDI CORP........................................      10,133
     386,100      * DIGITAL MICROWAVE CORP..........................       9,049
     179,220      * DII GROUP, INC..................................      12,719
     154,400      * E-TEK DYNAMICS, INC.............................      20,786
     318,100      * ECHOSTAR COMMUNICATIONS CORP (CLASS A)..........      31,015
   1,021,000        ELEC & ELTEK INTERNATIONAL HOLDNGS LTD..........         190
      36,100      * ELECTRO SCIENTIFIC INDUSTRIES, INC..............       2,635
     319,360        ELECTROCOMPONENTS PLC...........................       3,535
     879,970        ELECTROLUX AB SERIES B..........................      22,157
     350,000      * ELMOS SEMICONDUCTOR AG..........................      14,457
     612,334      > EMAIL LTD.......................................         970
      40,400      * EMCORE CORP.....................................       1,374
   2,533,470        EMERSON ELECTRIC CO.............................     145,358
      10,378        EMPRESA FABRIL DE MAQUINAS ELECTRICAS...........          60
     495,600      * EPCOS AG........................................      37,197
       8,900      * ESHARE TECHNOLOGIES, INC........................         152
     173,121      * ESS TECHNOLOGY, INC.............................       3,841
      68,900      * EVANS & SUTHERLAND COMPUTER CORP................         788
      16,600      * EXAR CORP.......................................         977
     101,600      * EXECUTONE INFORMATION SYSTEMS, INC..............         552
     149,500      > EXIDE CORP......................................       1,243
      34,600      * FIREARMS TRAINING SYSTEMS, INC..................          17
     637,017        FISHER & PAYKEL INDUSTRIES LTD..................       2,429
      50,000      * FLEXTRONICS INTERNATIONAL LTD...................       2,300
      10,300        FRANKLIN ELECTRIC CO, INC.......................         723
      98,000        FUJI MACHINE MANUFACTURING CO...................       7,898
   5,991,524        FUJITSU LTD.....................................     273,088
   1,883,000        FURUKAWA ELECTRIC CO LTD........................      28,547
     128,000        FUTABA CORP.....................................       5,634
          57      * GENERAL DATACOMM INDUSTRIES, INC................           0
  25,716,193        GENERAL ELECTRIC CO.............................   3,979,581
     707,400      * GENERAL INSTRUMENT CORP.........................      60,129
     163,500      * GENERAL SEMICONDUCTOR, INC......................       2,320
      42,400      * GENLYTE GROUP, INC..............................         906
     883,000      x*GEOTEK COMMUNICATIONS, INC......................           2
     267,037      * GLENAYRE TECHNOLOGIES, INC......................       3,021
      69,600      * GLOBIX CORP.....................................       4,176
         307        GROUPE SEB S.A..................................          22
      86,200      * HADCO CORP......................................       4,396
      98,780        HARMAN INTERNATIONAL INDUSTRIES, INC............       5,544
      77,100        HARMON INDUSTRIES, INC..........................         935
     214,716      * HARMONIC LIGHTWAVES, INC........................      20,385
     420,549        HARRIS CORP.....................................      11,223
     147,200        HELIX TECHNOLOGY CORP...........................       6,596
      55,900      * HI / FN, INC....................................       2,166
     114,000        HIROSE ELECTRIC CO LTD..........................      25,545
   8,228,230        HITACHI LTD.....................................     131,986

                       SEE NOTES TO FINANCIAL STATEMENTS


26 o 1999 CREF Annual Report

          STATEMENT OF INVESTMENTS - Stock Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------

  SHARES                                                             VALUE (000)
  ------                                                             -----------

 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--(Continued)
         300      * HMT TECHNOLOGY CORP.............................$          1
     118,276        HUBBELL, INC (CLASS B)..........................       3,223
     148,800      * HUTCHINSON TECHNOLOGY, INC......................       3,162
      29,000      * INET TECHNOLOGIES, INC..........................       2,026
       2,800        INNOVEX, INC....................................          26
   1,015,000      * INTEGRATED DEVICE TECHNOLOGY, INC...............      29,435
  26,109,166        INTEL CORP......................................   2,149,111
     154,725        INTER-TEL, INC..................................       3,868
     295,200      * INTERDIGITAL COMMUNICATIONS CORP................      22,140
     298,300      * INTERNATIONAL RECTIFIER CORP....................       7,756
     179,300      * INTERVOICE-BRITE, INC...........................       4,169
      10,300      * IPC COMMUNICATIONS, INC.........................         731
      10,200      * ITI TECHNOLOGIES, INC...........................         306
     311,984      * JABIL CIRCUIT, INC..............................      22,775
   1,993,254      >*JDS UNIPHASE CORP...............................     321,537
   1,967,320        JOHNSON ELECTRIC HOLDINGS LTD...................      12,629
         100      * JPM CO..........................................           1
       8,715      * JUNO LIGHTING, INC .............................          90
     268,703      * KEMET CORP......................................      12,108
       1,000        KINSEKI LTD.....................................          11
     462,000      * KOITO MANUFACTURING CO LTD......................       2,571
     678,700      * KOMAG, INC......................................       2,121
   1,651,492        KONINKLIJKE PHILIPS ELECTRONICS NV..............     224,612
      33,600      * KOPIN CORP......................................       1,411
     350,000        KYOCERA CORP....................................      90,718
     205,000      * L-3 COMMUNICATIONS HOLDINGS, INC................       8,533
      74,800      * LASERSIGHT, INC.................................         748
     345,000      * LATTICE SEMICONDUCTOR CORP......................      16,258
   2,695,200        LINEAR TECHNOLOGY CO............................     192,875
     124,000      * LITTLEFUSE, INC.................................       3,009
      15,500        LSI INDUSTRIES, INC.............................         335
   1,355,050      * LSI LOGIC CORP..................................      91,466
     241,800        MABUCHI MOTOR CO LTD............................      42,168
       1,774      * MAGNETEK, INC...................................          14
      16,400      * MAKER COMMUNICATIONS, INC.......................         701
     462,000        MALAYSIAN PACIFIC INDUSTRIES BERHAD.............       2,979
   4,808,467        MATSUSHITA ELECTRIC INDUSTRIAL CO LTD...........     133,098
      60,335        MATSUSHITA ELECTRIC INDUSTRIAL CO LTD ADR.......      16,833
   3,019,720      * MAXIM INTEGRATED PRODUCTS.......................     142,493
         300      * MAXWELL TECHNOLOGIES, INC.......................           3
     669,403        MAYTAG CO.......................................      32,131
     294,400      * MEMC ELECTRONIC MATERIALS, INC..................       3,606
     225,050        METHODE ELECTRONICS, INC (CLASS A)..............       7,230
     172,200      * METRICOM, INC...................................      13,539
     176,880      * MICREL, INC.....................................      10,071
     387,875      * MICROCHIP TECHNOLOGY, INC.......................      26,545
   1,470,599      * MICRON TECHNOLOGY, INC..........................     114,339
   3,189,000        MITSUBISHI ELECTRIC CORP........................      20,586
     314,220      * MMC NETWORKS, INC...............................      10,801
     253,907        MOLEX, INC......................................      14,393
     167,252        MOLEX, INC (CLASS A)............................       7,568
      25,400      * MOOG, INC (CLASS A).............................         686
   4,143,833        MOTOROLA, INC...................................     610,179
      79,630      >*MRV COMMUNICATIONS, INC.........................       5,007
     495,375        MURATA MANUFACTURING CO LTD.....................     116,285
      54,100        NATIONAL PRESTO INDUSTRIES, INC.................       1,921
   1,577,099      * NATIONAL SEMICONDUCTOR CORP.....................      67,520
     535,549        NATIONAL SERVICE INDUSTRIES, INC................      15,799
       5,000      * NATURAL MICROSYSTEMS CORP.......................         234
     235,360      * NEOMAGIC CORP...................................       2,574
     141,644        NGK SPARK PLUG CO LTD...........................       1,295
         900        NIHON DEMPA KOGYO CO LTD........................          26
   3,097,296        NIPPON ELECTRIC CORP............................      73,767
     263,000        NITTO DENKO CORP................................      13,145
   3,736,288      * NOKIA OYJ.......................................     677,542
   2,096,384        NORTEL NETWORKS CORP............................     210,998
     412,826        NORTEL NETWORKS CORP (U.S.).....................      41,695
     164,300      >*NVIDIA CORP.....................................       7,712
      80,800      * OAK INDUSTRIES, INC.............................       8,575
     134,705      * OAK TECHNOLOGY, INC.............................       1,271
         500      * OIS OPTICAL IMAGING SYSTEMS, INC................           0
      86,000      * ORCKIT COMMUNICATIONS LTD.......................       2,951
     399,000      >*P-COM, INC......................................       3,529
     373,300      * PAIRGAIN TECHNOLOGIES, INC......................       5,296
      60,100        PARK ELECTROCHEMICAL CORP.......................       1,596
      46,500      >*PARKERVISION, INC...............................       1,430
     121,100      * PHOTRONICS, INC.................................       3,466
     246,801      * PICTURETEL CORP.................................       1,064
     289,729        PIONEER CORP....................................       7,651
     125,400        PITTWAY CORP....................................       5,651
     181,736        PITTWAY CORP (CLASS A)..........................       8,144
     105,875      * PLANTRONICS, INC................................       7,577
     158,100      * PLEXUS CORP.....................................       6,956
       3,900      * PLIANT SYSTEMS, INC.............................          35
      46,100      * PLX TECHNOLOGY, INC.............................         873
     271,618      * PMC-SIERRA, INC.................................      43,544
     155,063      * POLYCOM, INC....................................       9,876
      35,100      * POWER INTEGRATIONS, INC.........................       1,683
      65,100      * POWER-ONE, INC..................................       2,982
     116,270      * POWERWAVE TECHNOLOGIES, INC.....................       6,787
     233,264      * QLOGIC CORP.....................................      37,293
   3,684,588      * QUALCOMM, INC...................................     648,948
     616,457      * RACAL ELECTRONICS PLC...........................       5,524
      15,900      >*RAMBUS, INC.....................................       1,072
     169,400      * RAYOVAC CORP....................................       3,197
   1,027,250      * READ RITE CORP..................................       4,879
     110,000      * REMEC, INC......................................       2,805
     275,850      * RF MICRO DEVICES, INC...........................      18,878
     465,976        ROHM CO.........................................     191,422
       1,400      * ROYAL APPLIANCE MANUFACTURING CO, INC...........           7
     322,640      * S3, INC.........................................       3,731
     164,400      * SALIENT 3 COMMUNICATIONS (CLASS A)..............       1,151
      64,200      >*SALTON, INC.....................................       2,147
     286,839      * SANMINA CORP....................................      28,648
   2,112,000        SANYO ELECTRIC CO LTD...........................       8,573
     427,500      * SAWTEK, INC.....................................      28,455
     464,200      * SCI SYSTEMS, INC................................      38,151
     427,200        SCIENTIFIC-ATLANTA, INC.........................      23,763
      78,100      >*SCM MICROSYSTEMS, INC...........................       4,994
     148,834      * SDL, INC........................................      32,446
     227,900      * SEMTECH CORP....................................      11,879
     421,450      * SENSORMATIC ELECTRONICS CORP....................       7,349
       4,275      * SEZ HOLDINGS AG. (REGD).........................       2,392
      44,300      * SGL CARBON AG...................................       2,946
   2,077,000      >*SHARP CORP......................................      53,124
      10,900      * SILICONIX, INC..................................       1,433
     447,657      * SILICONWARE PRECISION INDUSTRIES................       6,413
      68,200      * SIPEX CORP......................................       1,675
     283,220      > SIRTI S.P.A.....................................       1,013
      92,950      * SLI, INC........................................       1,261
   1,303,688      * SOLECTRON CORP..................................     124,013
   1,285,411        SONY CORP.......................................     380,946
     732,451        ST MICROELECTRONICS NV..........................     112,752
     330,400        STEWART & STEVENSON SERVICES, INC...............       3,913
   3,044,500        SUMITOMO ELECTRIC INDUSTRIES CO.................      35,168
     449,357      >*SUNBEAM CORP....................................       1,882
     286,000        SUWA INTERNATIONAL HOLDINGS LTD.................          18
     201,100      * SYMMETRICOM, INC................................       1,998
     362,060        TAIYO YUDEN CO LTD..............................      21,460
      72,000        TDK CORP........................................       9,937
      76,438        TECHNITROL, INC.................................       3,401

                       SEE NOTES TO FINANCIAL STATEMENTS


                                                    1999 CREF Annual Report o 27

          STATEMENT OF INVESTMENTS - Stock Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------

  SHARES                                                             VALUE (000)
  ------                                                             -----------

 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--(Continued)
     190,900      * TEKELEC.........................................$      4,295
   2,452,150      * TELLABS, INC....................................     157,397
     146,650      >*TERAYON COMMUNICATION SYSTEMS, INC..............       9,211
   5,009,503        TEXAS INSTRUMENTS, INC..........................     485,296
         380      * THERMICEDGE CORP................................           0
   1,412,008        THOMAS & BETTS CORP.............................      45,008
     144,477        THOMAS INDUSTRIES, INC..........................       2,953
     100,000      * THOMSON MULTIMEDIA..............................       5,390
     133,100      * TITAN CORP......................................       6,272
     346,850        TOKYO ELECTRON CO LTD...........................      47,495
   7,775,000        TOSHIBA CORP....................................      59,316
     268,022      > TOWA CORP.......................................      10,067
      23,500      >*TRANSCRYPT INTERNATIONAL, INC...................          71
     143,200      * TRANSWITCH CORP.................................      10,391
      43,047      * TRIQUINT SEMICONDUCTOR, INC.....................       4,789
      61,800      >*TUT SYSTEMS, INC................................       3,314
     285,200      * UCAR INTERNATIONAL, INC.........................       5,080
     336,000        UNISEM (M) BERHAD...............................       2,157
      45,000      * UNITED PAN-EUROPE COMMUNICATIONS NV.............       5,758
     174,028      * VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES, INC..       5,917
     671,000        VARITRONIX INTERNATIONAL LTD....................       1,545
   2,194,000        VENTURE MANUFACTURING LTD (SINGAPORE)...........      25,153
      47,300      * VICOR CORP......................................       1,916
     544,925      * VISHAY INTERTECHNOLOGY, INC.....................      17,233
     755,060      * VITESSE SEMICONDUCTOR CORP......................      39,593
          56      * VTEL CORP.......................................           0
       2,090      * WATER PIK TECHNOLOGIES, INC.....................          20
     177,300      * WEBLINK WIRELESS, INC...........................       2,748
   5,070,600      * WESTEL GROUP LTD................................       2,721
     106,600      >*WESTELL TECHNOLOGIES, INC (CLASS A).............       1,146
     581,242        WHIRLPOOL CORP..................................      37,817
     143,392      * WINDMERE-DURABLE HOLDINGS, INC..................       2,438
     289,200        WOODHEAD INDUSTRIES, INC........................       3,362
      16,900        WOODWARD GOVERNOR CO............................         465
     290,451      >*WORLD ACCESS, INC...............................       5,591
   4,247,664      * XILINX, INC.....................................     193,136
     574,984        YAMAHA CORP.....................................       3,734
     472,622      * ZENITH ELECTRONICS CORP.........................           0
      92,600      >*ZIXIT CORP......................................       3,669
      66,744      * ZOMAX, INC......................................       3,020
                                                                     -----------
                                                                      15,308,389
                                                                     -----------
 ENGINEERING AND MANAGEMENT SERVICES--0.12%
          72      * AGRITOPE, INC...................................           0
      53,900      * AHL SERVICES, INC...............................       1,125
     473,800      * CATALYTICA, INC.................................       6,426
      73,400      * CELGENE CORP....................................       5,138
       2,400      * CHARLES RIVER ASSOCIATES........................          80
      80,800      >*CIRCLE.COM......................................         995
      29,400      * CORNELL CORRECTIONS, INC........................         246
      41,500      * CORPORATE EXECUTIVE BOARD CO....................       2,319
     409,816      * COVANCE, INC....................................       4,431
       5,200      >*DATA TRANSMISSION NETWORK CORP..................          90
      44,150      * DIAMOND TECHNOLOGY PARTNERS, INC (CLASS A)......       3,794
   1,029,939        DUN & BRADSTREET CORP...........................      30,383
      10,700      >*ENTREMED, INC...................................         274
      74,900      * F.Y.I., INC.....................................       2,547
      96,030      * FIRST CONSULTING GROUP, INC.....................       1,488
      31,300      * FLYCAST COMMUNICATIONS CORP.....................       4,067
     163,013        GARTNER GROUP, INC (CLASS A)....................       2,486
         100      * GOODWILL GROUP, INC.............................       4,890
      90,800      * INCYTE PHARMACEUTICALS, INC.....................       5,448
      63,950      * INSPIRE INSURANCE SOLUTIONS, INC................         294
      30,000      #*INTERNATIONAL HYDRON (LIQUIDATING TRUST)........           1
     142,105      * IT GROUP, INC...................................       1,306
     143,597      * JACOBS ENGINEERING GROUP, INC...................       4,667
         100      * KENDLE INTERNATIONAL, INC.......................           1
      41,098        LANDAUER, INC...................................         899
     106,400      * LASON, INC......................................       1,170
      76,900      * MARKETING SERVICES GROUP........................       1,288
      69,265      * MAXIMUS, INC....................................       2,351
     283,400      * NAVIGANT CONSULTING CO..........................       3,082
     157,400      x*NEUROMEDICAL SYSTEMS, INC.......................           9
      60,000      * NEXTERA ENTERPRISES, INC........................         773
      17,600      * NFO WORLDWIDE, INC..............................         394
     102,400        OYO CORP........................................       1,367
      44,400      * PAREXEL INTERNATIONAL CORP......................         524
     100,512      * PHARMACEUTICAL PRODUCT DEVELOPMENT..............       1,194
       3,400      * PROBUSINESS SERVICES, INC.......................         122
     171,350      * PROFIT RECOVERY GROUP INTERNATIONAL.............       4,551
     582,424      * QUINTILES TRANSNATIONAL CORP....................      10,884
     168,918      * RENAISSANCE WORLDWIDE, INC......................       1,246
   3,328,804        SEMBCORP INDUSTRIES LTD.........................       4,536
     732,768        SERVICEMASTER CO................................       9,022
   6,180,000        SINGAPORE TECHNOLOGIES ENGINEERING LTD..........       9,570
     207,200      * STAFF LEASING, INC..............................       1,968
      58,919        STONE & WEBSTER, INC............................         991
      43,600      * SUPERIOR CONSULTANT HOLDINGS CORP...............         621
      28,090        TEJON RANCH CO..................................         667
      96,503      * TELEDYNE TECHNOLOGIES, INC......................         911
     207,168      * TETRA TECH, INC.................................       3,185
      78,700      * URS CORP........................................       1,707
     115,700      * VALENCE TECHNOLOGY, INC.........................       2,198
     116,800        VEDIOR NV-CVA...................................       1,200
      61,000      * WACKENHUT CORRECTIONS CORP......................         713
     221,400      * WESTON (ROY F.), INC (CLASS A)..................         457
     180,100      * WHITTMAN HART, INC..............................       9,658
      55,700      * XCEED, INC......................................       2,312
                                                                     -----------
                                                                         162,066
                                                                     -----------
 FABRICATED METAL PRODUCTS--0.54%
      39,000      * ALLIANT TECHSYSTEMS, INC........................       2,430
     116,034      * ALLTRISTA CORP..................................       2,567
     201,524        BALL CORP.......................................       7,935
      92,300        BARNES GROUP, INC...............................       1,506
      20,800        BICC LTD........................................          30
      14,900        BOHLER-UDDEHOLM AG. (BR)........................         688
      36,700        BUTLER MANUFACTURING CO.........................         819
   1,237,786        CARADON PLC.....................................       3,118
     132,300        CCL INDUSTRIES, INC (CLASS B)...................       1,269
     100,600        CHART INDUSTRIES, INC...........................         402
     334,549        CRANE CO........................................       6,649
     872,875        CROWN CORK & SEAL CO, INC.......................      19,531
     250,100      * FANSTEEL, INC...................................         969
       3,428        FISCHER (GEORGE) LTD (REGD).....................       1,184
   7,956,732        GILLETTE CO.....................................     327,718
     752,645        GKN PLC.........................................      11,849
      88,162      * GRIFFON CORP....................................         689
      74,600      * GULF ISLAND FABRICATION, INC....................         699
     252,600        HARSCO CORP.....................................       8,020
     116,100        INTERNATIONAL ALUMINUM CORP.....................       2,728
     150,000        KIAN JOO CAN FACTORY BERHAD.....................         243
      19,300      * LADISH CO, INC..................................         123
     363,725        MAGNETI MARELLI.................................       1,389
     618,547        MARK IV INDUSTRIES, INC.........................      10,941
   1,970,620        MASCO CORP......................................      50,004
      33,900      * METALS U.S.A., INC..............................         288
     106,800      * NCI BUILDING SYSTEMS, INC.......................       1,976
      14,500      * NORTEK, INC.....................................         406
     735,921        PARKER-HANNIFIN CORP............................      37,762
     112,160        PRIMEX TECHNOLOGIES, INC........................       2,327
   2,580,642        ROCKWELL INTERNATIONAL CORP.....................     123,548
       6,104      * SANITEC OYJ.....................................          80

                       SEE NOTES TO FINANCIAL STATEMENTS


28 o 1999 CREF Annual Report

          STATEMENT OF INVESTMENTS - Stock Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------

  SHARES                                                             VALUE (000)
  ------                                                             -----------

 FABRICATED METAL PRODUCTS--(Continued)
      46,550      >*SANKYO ALUMINIUM INDUSTRY CO LTD................$         43
     336,000        SANWA SHUTTER CORP..............................       1,249
         200      * SHAW GROUP, INC.................................           5
      37,200      * SILGAN HOLDINGS, INC............................         498
      35,600      * SIMPSON MANUFACTURING CO, INC...................       1,558
     219,100        SMC CORP........................................      48,453
     401,700        SNAP-ON, INC....................................      10,670
      64,629      * SPS TECHNOLOGIES, INC...........................       2,064
     407,700        STANLEY WORKS CO................................      12,282
     120,800        STRUM, RUGER & CO, INC..........................       1,072
     359,000        TAKARA STANDARD CO..............................       1,780
     328,000        TOSTEM CORP.....................................       5,887
     285,300      * TOWER AUTOMOTIVE, INC...........................       4,404
     433,900        TOYO SEIKAN KAISHA LTD..........................       6,281
      57,977      * U.S. CAN CORP...................................       1,152
     163,600        UNITED DOMINION INDUSTRIES LTD..................       3,206
       1,300        VALMONT INDUSTRIES..............................          21
     128,900        WATTS INDUSTRIES, INC (CLASS A).................       1,901
                                                                     -----------
                                                                         732,413
                                                                     -----------
 FOOD AND KINDRED PRODUCTS--2.75%
      45,140      >*AGRIBIOTECH, INC................................         107
      66,819      * AGRIBRANDS INTERNATIONAL, INC...................       3,074
   1,325,600        AJINOMOTO CO LTD................................      13,808
      24,400      * AMERICAN ITALIAN PASTA CO (CLASS A).............         750
   3,306,818        ANHEUSER BUSCH COS, INC.........................     234,371
   3,764,051        ARCHER DANIELS MIDLAND CO.......................      45,874
      52,850        ARIAKE JAPAN CO LTD.............................       2,993
     284,000        ASAHI BREWERIES LTD.............................       3,106
      10,800      * ASIA FOOD & PROPERTIES LTD WTS 07/12/02.........           3
      24,500      * AURORA FOODS, INC...............................         228
     107,989        AZUCARERA EBRO AGRICOLAS S.A....................       1,575
   1,957,451        BASS PLC........................................      24,353
      31,800      >*BERINGER WINE ESTATES HOLDINGS, INC (CLASS B)...       1,268
   1,786,400        BESTFOODS, INC..................................      93,898
      43,505      * BOSTON BEER CO, INC (CLASS A)...................         313
      10,869      * BRAU UND BRUNNEN AG.............................         515
     303,247        BROWN FORMAN, INC (CLASS B).....................      17,361
      21,672      * BUSH BOAKE ALLEN, INC...........................         532
   2,833,508        CADBURY SCHWEPPES LTD...........................      17,111
   1,777,100        CAMPBELL SOUP CO................................      68,752
     102,405      * CANANDAIGUA BRANDS, INC (CLASS A)...............       5,223
      77,409        CARLSBERG BREWERIES AS (CLASS A)................       2,852
      11,781        CARLSBERG BREWERIES AS (CLASS B)................         447
     327,000        CARLSBERG BREWERIES BERHAD (MALAYSIA)...........       1,007
     158,600        CHIQUITA BRANDS INTERNATIONAL, INC..............         753
     974,159      > COCA COLA AMATIL LTD............................       2,652
     262,800        COCA COLA BOTTLING CO CONSOLIDATED..............      12,450
  14,035,892        COCA COLA CO....................................     817,591
   1,959,445        COCA COLA ENTERPRISES, INC......................      39,434
     185,800        COMPANIA CERVECERIAS UNIDAS S.A. ADR............       5,957
   3,237,588        CONAGRA, INC....................................      73,048
     162,117        COORS (ADOLPH) CO (CLASS B).....................       8,511
     385,325        CORN PRODUCTS INTERNATIONAL, INC................      12,619
     746,600      * COTT CORP.......................................       3,967
      80,300        DANISCO AS......................................       3,132
     169,261        DANONE GROUP....................................      39,902
     156,000        DCC PLC.........................................       1,163
     325,599        DEAN FOODS CO...................................      12,943
     134,900      * DEL MONTE FOODS CO..............................       1,661
     847,107        DELTA CORP......................................         301
   7,017,093        DIAGEO PLC (CLASS A)............................      56,426
     295,457        DOLE FOOD, INC..................................       4,801
     100,944        DREYERS GRAND ICE CREAM, INC....................       1,716
     497,428        EARTHGRAINS CO..................................       8,021
      56,036      * EL AGUILA S.A...................................         457
     200,000        EMBOTELLADORA ANDINA ADR (CLASS A)..............       3,563
      40,700        EMBOTELLADORA ANDINA ADR (CLASS B)..............         595
       9,353      > ERIDANIA BEGHIN-SAY S.A.........................       1,006
      32,700        EZAKI GLICO CO LTD..............................         152
     562,825        FLOWERS INDUSTRIES, INC.........................       8,970
   1,114,957        FORTUNE BRANDS, INC.............................      36,863
   6,600,858      > FOSTERS BREWING GROUP LTD.......................      18,880
     527,800        FRASER & NEAVE LTD..............................       1,948
   1,732,648        GENERAL MILLS, INC..............................      61,942
     124,479        GOLDEN ENTERPRISES, INC.........................         311
   4,862,215      > GOODMAN FIELDER LTD.............................       4,328
      12,900      * HAIN FOOD GROUP, INC............................         289
     736,531        HEINEKEN NV.....................................      35,929
   2,129,734        HEINZ (H.J.) CO.................................      84,790
     360,463        HERSHEY FOODS CORP..............................      17,122
      24,700        HOLSTEN BRAUEREI AG.............................         423
     365,157        HORMEL FOODS CORP...............................      14,835
     227,000      > HOUSE FOODS CORP................................       3,441
     624,900        IBP, INC........................................      11,248
       8,538        IMPERIAL SUGAR CO...............................          28
     255,280      * INTERNATIONAL HOME FOODS, INC...................       4,435
     251,611        INTERSTATE BAKERIES CORP........................       4,560
   3,539,000        IOI CORP........................................       2,142
      35,301      > ITOHAM FOODS, INC...............................         156
     107,200      * J & J SNACK FOODS CORP..........................       2,198
     170,000        KATOKICHI CO LTD................................       3,683
     243,606      * KEEBLER FOODS CO................................       6,851
   1,333,500        KELLOGG CO......................................      41,088
     192,300        KERRY GROUP (CLASS A)...........................       2,305
      65,000        KERRY GROUP PLC (CLASS A).......................         774
     231,000        KIKKOMAN CORP...................................       1,534
   4,104,000        KIRIN BREWERY CO LTD............................      43,151
     438,129        LANCASTER COLONY CORP...........................      14,513
     220,832        LANCE, INC......................................       2,208
   1,496,902        LION NATHAN LTD.................................       3,479
     252,276      * LVMH MOET HENNESSY LOUIS VUITTON................     113,023
     623,400        MCCORMICK & CO, INC (NON-VOTE)..................      18,546
      50,000        MEFOS LTD.......................................         690
     306,000        MEIJI MILK PRODUCTS CO LTD......................         931
     487,708        MEIJI SEIKA KAISHA LTD..........................       2,771
      98,675        MICHAEL FOODS, INC..............................       2,430
      97,400      * MIDWEST GRAIN PRODUCTS, INC.....................         718
     104,197        MOLSON, INC (CLASS A)...........................       1,923
       1,000        MOLSON, INC (CLASS B)...........................          19
   2,217,388        NABISCO GROUP HOLDINGS..........................      23,560
   2,254,080        NABISCO HOLDINGS CORP (CLASS A).................      71,285
     186,700        NESTLE MALAYSIA BERHAD..........................         806
      93,131        NESTLE S.A. (REGD)..............................     170,621
     978,000        NICHIREI CORP...................................       2,535
     345,000        NIPPON MEAT PACKERS, INC........................       4,471
     707,000        NIPPON OIL & FATS CO LTD........................       1,673
     975,000        NIPPON SUISAN KAISHA LTD........................       1,497
     272,000        NISSHIN FLOUR MILLING CO LTD....................       1,876
     430,909        NISSIN FOOD PRODUCTS CO LTD.....................      10,136
     326,519        NUMICO NV.......................................      12,184
     394,466        ORKLA ASA.......................................       6,799
      11,000        OSTERREICHISCHE BRAU-AKTIENGESELLSCHAF..........         443
      72,800        OYJ HARTWALL ABP................................       1,056
   1,820,120        PARMALAT FINANZIARIA S.P.A......................       2,329
      12,300      * PASCUAL HERMANOS S.A............................           6
      66,300        PENFORD CORP....................................       1,144
     915,061        PEPSI BOTTLING GROUP, INC.......................      15,156
  15,187,213        PEPSICO, INC....................................     535,349
     105,704        PERNOD-RICARD S.A...............................       6,049
      77,300        PILGRIMS PRIDE CORP (CLASS B)...................         643
     350,000      x*POWER PACIFIC LTD...............................           0

                       SEE NOTES TO FINANCIAL STATEMENTS


                                                    1999 CREF Annual Report o 29

          STATEMENT OF INVESTMENTS - Stock Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------

  SHARES                                                             VALUE (000)
  ------                                                             -----------

 FOOD AND KINDRED PRODUCTS--(Continued)
      20,681        Q.P. CORP.......................................$        137
     775,104        QUAKER OATS CO..................................      50,866
     703,800        RAISIO GROUP PLC................................       2,787
     178,643      * RALCORP HOLDINGS, INC...........................       3,562
   5,822,373        RALSTON PURINA CO...............................     162,299
      20,500        RIVIANA FOODS, INC..............................         364
      51,900      * ROBERT MONDAVI CORP (CLASS A)...................       1,804
      12,000        SAKATA SEED CORP................................         285
      65,150        SAPPORO BREWERIES LTD...........................         210
   5,778,900        SARA LEE CORP...................................     127,497
          10        SEABOARD CORP...................................           2
     519,000        SEAGRAMS CO LTD.................................      23,173
         600        SEAGRAMS CO LTD (U.S.)..........................          27
     282,800      * SMITHFIELD FOODS, INC...........................       6,787
      45,908        SMUCKER, (J.M.) CO (CLASS A)....................         895
     194,700        SMUCKER, (J.M.) CO (CLASS B)....................       3,164
     494,000        SNOW BRAND MILK PRODUCTS CO.....................       1,991
     210,738      > SOUTH AFRICAN BREWERIES LTD.....................       2,143
      10,050        SOUTH AFRICAN BREWERIES LTD (SPONS ADR).........         102
   1,352,362      > SOUTHCORP LTD...................................       4,753
     203,850      >*SUIZA FOODS CORP................................       8,078
     372,796        TAKARA SHUZO CO LTD.............................       5,874
   1,767,020        TATE & LYLE PLC.................................      11,356
     217,490        TCBY ENTERPRISES, INC...........................         829
      48,900        TIGER OATS LTD..................................         564
     212,414        TOOTSIE ROLL INDUSTRIES, INC....................       6,996
   1,493,560        TYSON FOODS, INC................................      24,270
      26,400        UNICER-UNIAO CERVEIJEIRA S.A....................         523
     655,141        UNIGATE PLC.....................................       3,279
   5,844,318        UNILEVER LTD....................................      42,985
   1,394,998        UNILEVER NV CERTIFICATE.........................      77,072
     476,232        UNIVERSAL FOODS CORP............................       9,703
      58,200        VINA CONCHA Y TORO S.A. ADR.....................       2,204
     182,800      * VLASIC FOODS INTERNATIONAL, INC.................       1,040
     663,006        WHITMAN CORP....................................       8,909
      26,400        WRIGLEY (WM) JR CO..............................       2,190
    373,800       # WRIGLEY (WM) JR CO (CLASS B)....................      31,002
     237,000        YAKULT HONSHA CO LTD............................       2,063
     380,000        YAMAZAKI BAKING CO LTD..........................       4,122
                                                                     -----------
                                                                       3,733,342
                                                                     -----------
 FOOD STORES--0.73%
     997,100      * 7-ELEVEN, INC...................................       1,776
   3,026,543        ALBERTSONS, INC.................................      97,606
       4,878      x*BRUNO'S SUPERMARKETS, INC.......................           1
     937,675        CARREFOUR SUPERMARCHE S.A.......................     172,967
     308,500      > CASINO GUICHARD-PERRACHON S.A...................      35,338
      54,300        COLRUYT S.A.....................................       3,118
  16,346,000      * COMPANHIA BRASILEIRA DISTRIBUICAO GROUP.........         552
      64,183        DELHAIZE AMERICA, INC (CLASS A).................       1,304
     747,450        DELHAIZE AMERICA, INC (CLASS B).................      15,603
      86,550        DELHAIZE FRERES NV..............................       6,522
     225,400        DISTRIBUCION Y SERVICIO S.A. ADR................       4,395
     800,000        FAMILYMART CO LTD...............................      53,208
         700      * GRAND UNION CO..................................           7
     140,200        GREAT ATLANTIC & PACIFIC TEA CO, INC............       3,908
     203,727        HANNAFORD BROTHERS, INC.........................      14,121
   1,026,255        ITO-YOKADO CO LTD...............................     111,418
     144,866        JERONIMO MARTINS SGPS S.A.......................       3,707
     175,000      >*KAMPS AG........................................      12,077
     122,500      * KAMPS AG. (NEW).................................       8,170
   2,438,775      > KONINKLIJKE AHOLD NV............................      72,210
   5,824,256      * KROGER CO.......................................     109,933
     359,175      > RINASCENTE S.P.A................................       2,305
      82,600        RUDDICK CORP....................................       1,280
   4,039,736      * SAFEWAY, INC....................................     143,663
   2,282,674        SAINSBURY (J) PLC...............................      12,873
      29,880      > SEVEN-ELEVEN JAPAN CO LTD.......................       4,735
     643,430      * STARBUCKS CORP..................................      15,603
  20,597,577        TESCO PLC.......................................      62,610
     356,000        UNY CO LTD......................................       3,479
     102,531        WEIS MARKETS, INC...............................       4,460
      35,400      * WHOLE FOODS MARKET, INC.........................       1,642
     104,200      >*WILD OATS MARKETS, INC..........................       2,312
     100,732        WINN DIXIE STORES, INC..........................       2,411
   3,098,716      > WOOLWORTHS LTD..................................      10,627
                                                                     -----------
                                                                         995,941
                                                                     -----------
 FORESTRY--0.02%
      15,700        CORTICEIRA AMORIM S.A...........................         154
     522,000        GEORGIA-PACIFIC CORP (TIMBER GROUP).............      12,854
     617,800        KUALA LUMPUR KEPONG BERHAD......................         854
     162,439        RAYONIER, INC...................................       7,848
                                                                     -----------
                                                                          21,710
                                                                     -----------
 FURNITURE AND FIXTURES--0.13%
      26,362        BASSETT FURNITURE INDUSTRIES, INC...............         422
      39,000        BUSH INDUSTRIES, INC (CLASS A)..................         670
     259,900        ETHAN ALLEN INTERIORS, INC......................       8,333
     349,498      * FURNITURE BRANDS INTERNATIONAL, INC.............       7,689
     379,800        HON INDUSTRIES, INC.............................       8,332
     420,596        KIMBALL INTERNATIONAL, INC (CLASS B)............       6,940
     329,100        LA-Z-BOY, INC...................................       5,533
       1,367      * LADD FURNITURE, INC.............................          27
     474,388      * LEAR CORP.......................................      15,180
     900,448        LEGGETT & PLATT, INC............................      19,303
     707,000        MILLER (HERMAN), INC............................      16,261
   2,550,289        NEWELL RUBBERMAID, INC..........................      73,958
     336,000      * PROFURN LTD.....................................         370
      88,700      * SELECT COMFORT CORP.............................         360
     213,806        STEELCASE, INC..................................       2,566
     932,779        U.S. INDUSTRIES, INC............................      13,059
      11,594        VIRCO MANUFACTURING.............................         151
                                                                     -----------
                                                                         179,154
                                                                     -----------
 FURNITURE AND HOMEFURNISHINGS STORES--0.24%
   1,051,800      * BED BATH & BEYOND, INC..........................      36,550
     783,250      * BEST BUY, INC...................................      39,309
       2,012      * BOMBAY, INC.....................................           9
     542,215      * CDNOW, INC......................................       5,354
   2,821,900        CIRCUIT CITY STORES-CIRCUIT CITY GROUP..........     127,162
     594,486      * COMPUSA, INC....................................       3,047
      91,600      >*CYBERIAN OUTPOST, INC...........................         910
      24,100      * ELECTRONICS BOUTIQUE HOLDINGS CORP..............         434
      70,000      * FIVE STAR PRODUCTS, INC.........................          13
      70,000      * FIVE STAR PRODUCTS, INC WTS 08/05/00............           2
     130,400      * GUITAR CENTER, INC..............................       1,312
     153,100        HAVERTY FURNITURE COS, INC......................       1,933
      49,487        HEILIG MEYERS CO................................         136
      92,500      * INTERTAN, INC...................................       2,417
      34,782        JD GROUP LTD....................................         300
     243,200      * LINENS 'N THINGS, INC...........................       7,205
      30,400      * MEDION AG.......................................       2,726
     778,982      * MUSICLAND STORES CORP...........................       6,573
     662,179        PIER 1 IMPORTS, INC.............................       4,221
      32,500      >*RESTORATION HARDWARE, INC.......................         221
      61,800        SHIMACHU CO.....................................         852
     207,800      x*SUN TELEVISION & APPLIANCES, INC................           1
   1,249,975        TANDY CORP......................................      61,483
     704,787      * TRANS WORLD ENTERTAINMENT CORP..................       7,400
       2,500      * TWEETER HOME ENTERTAINMENT GROUP, INC...........          89
     286,950      * WILLIAMS-SONOMA, INC............................      13,200
                                                                     -----------
                                                                         322,859
                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS


30 o 1999 CREF Annual Report

          STATEMENT OF INVESTMENTS - Stock Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------

  SHARES                                                             VALUE (000)
  ------                                                             -----------

 GENERAL BUILDING CONTRACTORS--0.09%
      29,800        AMEC PLC........................................$        119
     722,100        BARRATT DEVELOPMENTS PLC........................       3,288
     256,695        BERKELEY GROUP PLC..............................       2,964
          55      * BLOUNT INTERNATIONAL, INC.......................           1
   1,324,992        CARRILLION PLC..................................       2,428
     390,462        CENTEX CORP.....................................       9,640
      83,500      * CROSSMANN COMMUNITIES, INC......................       1,294
     164,138      >*DAIKYO, INC.....................................         364
     249,341        DAITO TRUST CONSTRUCTION CO LTD.................       2,780
   2,112,000        DAIWA HOUSE INDUSTRY CO LTD.....................      15,700
   1,376,600        FLETCHER CHALLENGE LTD (BUILDING DIVISION)......       2,028
   1,732,000      >*FUJITA CORP.....................................         932
       1,000      * HASEKO CORP.....................................           0
       1,000      * HAZAMA-GUMI LTD.................................           1
     216,600        HILLENBRAND INDUSTRIES, INC.....................       6,864
     285,966        HORTON (D.R.), INC..............................       3,950
   1,370,000        IJM CORP BERHAD.................................       1,110
     291,159        KAUFMAN & BROAD HOME CORP.......................       7,042
      16,000      * KOMATSU CONSTRUCTION CO LTD.....................          20
     616,885      > LEIGHTON HOLDINGS LTD...........................       2,382
     305,552        LENNAR CORP.....................................       4,965
     257,000        MDC HOLDINGS, INC...............................       4,032
         836        MISAWA HOMES CO LTD.............................           3
     577,000      > NISHIMATSU CONSTRUCTION CO LTD..................       2,314
      78,693      * NVR, INC........................................       3,758
   1,028,000        OBAYASHI CORP...................................       4,856
     208,661        PULTE CORP......................................       4,695
      97,600        RYLAND GROUP, INC...............................       2,251
     605,000      > SHIMIZU CORP....................................       2,000
     136,660        SKANSKA AB SERIES B FREE........................       5,097
  25,996,000        SOUTH CHINA INDUSTRIES LTD......................       1,639
     184,651        STANDARD-PACIFIC CORP...........................       2,031
      22,000      * SUZUNUI INDUSTRY CO LTD.........................          37
   2,746,000        TAISEI CORP.....................................       5,211
     879,090        TAYLOR WOODROW PLC..............................       1,902
     352,000        TODA CONSTRUCTION CO............................       1,353
     149,666      * TOLL BROTHERS, INC..............................       2,788
      38,400      * U.S. HOME CORP..................................         982
      76,000        WALTER INDUSTRIES, INC..........................         822
      93,125      * WEBB (DEL) CORP.................................       2,322
     756,124        WIMPEY (GEORGE) LTD.............................       1,367
   1,406,400        YTL CORP BERHAD.................................       2,239
                                                                     -----------
                                                                         119,571
                                                                     -----------
 GENERAL MERCHANDISE STORES--1.96%
       2,600      * 99 CENTS ONLY STORES............................          99
      72,100      * AMES DEPARTMENT STORES, INC.....................       2,077
     383,946      * BJS WHOLESALE CLUB, INC.........................      14,014
     229,500     >x*CALDOR CORP ....................................           0
     690,350        CASEYS GENERAL STORES, INC......................       7,206
      19,200      * CASINO ADPS.....................................       1,481
   2,808,043      > COLES MYER LTD..................................      14,460
     209,906      * CONSOLIDATED STORES CORP........................       3,411
      72,511        CORTEFIEL S.A...................................       1,899
     120,000      * COST PLUS, INC..................................       4,275
   1,207,686      * COSTCO WHOLESALE CORP...........................     110,201
     384,000      >*DAIEI, INC......................................       1,521
     256,315        DAIMARU, INC....................................         867
   2,128,203      > DAVID JONES LTD.................................       1,922
   4,038,480        DAYTON HUDSON CORP..............................     296,576
     583,700        DILLARDS, INC (CLASS A).........................      11,783
     881,386      * DIXONS GROUP PLC................................      21,191
     701,100        DOLLAR GENERAL CORP.............................      15,950
     719,895      * DOLLAR TREE STORES, INC.........................      34,870
      75,100      * FACTORY 2-U STORES, INC.........................       2,131
     582,780        FAMILY DOLLAR STORES, INC.......................       9,507
   1,648,162      * FEDERATED DEPARTMENT STORES, INC................      83,335
      95,854        FOSCHINI LTD....................................         262
   2,111,000        GIORDANO INTERNATIONAL LTD......................       2,173
     306,600      * GOTTSCHALKS, INC................................       2,280
     291,171        HAGEMEYER NV....................................       6,744
     176,000        HANKYU DEPARTMENT STORES, INC...................         930
      80,981        HARCOURT GENERAL, INC...........................       3,259
      54,850      >*HOMEBASE, INC...................................         168
     238,200        HUDSONS BAY CO..................................       2,827
      31,000        ISETAN CO LTD...................................         227
       3,450      * JACOBSON STORES, INC............................          20
       1,524      * JELMOLI HOLDINGS AG. (BR).......................       1,819
     295,000        JUSCO CO LTD....................................       5,139
   3,449,900      * K MART CORP.....................................      34,715
     285,130        KARSTADT AG.....................................      11,433
     116,800        KESCO OYJ.......................................       1,483
   3,537,320        KINGFISHER PLC..................................      39,239
     950,778      * KOHLS CORP......................................      68,634
     190,490      x*LURIA (L.) & SON, INC...........................           1
   3,787,018        MARKS & SPENCER PLC.............................      18,024
     464,000        MARUI CO LTD....................................       6,926
   2,164,832        MAY DEPARTMENT STORES CO........................      69,816
     130,000        MEIKLES AFRICA LTD (ZIMBABWE)...................         128
     650,213        METRO AG........................................      34,980
     984,000      >*MITSUKOSHI LTD..................................       3,465
     793,800      > MYCAL CORP......................................       3,455
     417,849      * NEIMAN MARCUS GROUP, INC (CLASS A)..............      11,674
      30,748      * NEIMAN MARCUS GROUP, INC (CLASS B)..............         828
   1,252,438        PENNEY, (J.C.) CO, INC..........................      24,970
      74,800        PEPKOR LTD......................................         352
     210,999        PICKN PAY STORES LTD............................         360
     305,003        PINAULT-PRINTEMPS-REDOUTE S.A...................      80,506
      79,800        ROBINSON & CO LTD...............................         273
     811,180      * SAKS, INC.......................................      12,624
   2,199,560        SEARS ROEBUCK & CO..............................      66,949
      52,739      >*SEIYU LTD.......................................         181
     169,600      * SHOPKO STORES, INC..............................       3,901
     150,200        SONAE SGPS S.A. ................................       7,929
      38,150        STOCKMANN AB OY SERIES A........................         615
      26,325        STOCKMANN B FREE................................         379
     524,000        TAKASHIMAYA CO LTD..............................       3,608
         597        TRUWORTHS INTERNATIONAL LTD.....................           1
      19,800      * TUESDAY MORNING CORP............................         365
      72,600      * VALUE CITY DEPARTMENT STORES, INC...............       1,098
     715,500      * VENATOR GROUP, INC..............................       5,009
     173,626      x*VENTURE STORES, INC.............................           1
  21,504,208        WAL-MART STORES, INC............................   1,486,478
   1,221,079        WATERFORD WEDGWOOD PLC (UNITS)..................       1,242
     111,224        WOOLTRU LTD.....................................         222
      61,000        WOOLTRU LTD (CLASS N) (NON-VOTE)................         121
                                                                     -----------
                                                                       2,666,609
                                                                     -----------

 HEALTH SERVICES--0.29%
      17,000      * ACCREDO HEALTH, INC.............................         523
      95,800      * ADVANCE PARADIGM, INC...........................       2,066
      69,200      * ALTERRA HEALTHCARE CORP.........................         575
     119,900      * AMERICAN HOMEPATIENT, INC.......................          65
      21,378      * AMERICAN RETIREMENT CORP........................         170
     107,300      * AMERIPATH, INC..................................         879
       4,200      * APPLIED ANALYTICAL INDUSTRIES, INC..............          38
     321,053      * APRIA HEALTHCARE GROUP, INC.....................       5,759
     761,861      * BEVERLY ENTERPRISES, INC........................       3,333
     162,008      * CAREMATRIX CORP.................................         405
      37,100      * CENTENNIAL HEALTHCARE CORP......................         111
   3,945,599        COLUMBIA/HCA HEALTHCARE CORP....................     115,655
          32      * CORAM HEALTHCARE CORP...........................           0
     182,500      * COVENTRY HEALTH CARE, INC.......................       1,232

                       SEE NOTES TO FINANCIAL STATEMENTS



                                                    1999 CREF Annual Report o 31

          STATEMENT OF INVESTMENTS - Stock Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------

  SHARES                                                             VALUE (000)
  ------                                                             -----------

 HEALTH SERVICES--(Continued)
     151,900      * CURATIVE HEALTH SERVICES, INC...................$      1,177
      94,182      * ENZO BIOCHEMICAL, INC...........................       4,244
     197,000      * EXPRESS SCRIPTS, INC............................      12,608
     599,200      * EXTENDICARE, INC (CLASS A)......................       1,799
     328,200     >x*FPA MEDICAL MANAGEMENT, INC.....................           0
   7,385,700      * HEALTH MANAGEMENT ASSOCIATES, INC (CLASS A) (NEW)     98,784
       4,200        HEALTHPLAN SERVICES CORP........................          15
   3,348,391      * HEALTHSOUTH CORP................................      17,998
     114,800        HOOPER HOLMES, INC..............................       2,956
       8,700      * IMPATH, INC.....................................         221
      92,400      * INNOVATIVE CLINICAL SOLUTION....................          24
     339,563      * INTEGRATED HEALTH SERVICES, INC.................          31
     566,580      * LABORATORY CORP OF AMERICA HOLDINGS.............       2,089
      75,098      * LABORATORY CORP OF AMERICA HOLDINGS WTS 04/28/00           0
     187,000      >*LASER VISION CENTERS, INC.......................       1,975
     149,383      * LCA-VISION, INC.................................         700
     232,957      * LIFEPOINT HOSPITALS, INC........................       2,752
     437,800      * LINCARE HOLDINGS, INC...........................      15,186
         360      * LTC HEALTHCARE, INC.............................           1
      95,600      * MAGELLAN HEALTH SERVICES, INC...................         603
     287,752      * MANOR CARE, INC.................................       4,604
     914,924      * MARINER POST-ACUTE NETWORK, INC.................          64
     121,500      * MATRIA HEALTHCARE, INC..........................         501
      99,400        MDS, INC (CLASS B)..............................       2,024
      15,966      >*MEDICAL RESOURCES, INC..........................           9
       3,032      * NATIONAL HEALTHCARE CORP........................          16
          50        NICHII GAKKAN CO................................          10
          25      * NICHII GAKKAN CO (NEW)..........................           4
     249,500      * ORTHODONTIC CENTERS OF AMERICA, INC.............       2,978
          56      * PARACELSUS HEALTHCARE CORP......................           0
      93,300      >*PEDIATRIX MEDICAL GROUP, INC....................         653
      23,900     >x*PHP HEALTHCARE CORP ............................           0
     101,595      * PHYAMERICA PHYSICIAN GROUP ,INC.................          29
     640,387      * PHYCOR, INC.....................................       1,201
       5,794      * PHYSICIANS RESOURCE GROUP, INC..................           2
      97,100      * PROVINCE HEALTHCARE CO..........................       1,845
     179,308      * QUEST DIAGNOSTICS, INC..........................       5,480
     435,500      * QUORUM HEALTH GROUP, INC........................       4,056
     277,800      * RENAL CARE GROUP, INC...........................       6,494
      80,684      * RESPONSE ONCOLOGY, INC..........................          91
      26,100        STANCORP FINANCIAL GROUP, INC...................         657
     368,766     >x*SUN HEALTHCARE GROUP,INC .......................          15
   2,094,903      * TENET HEALTHCARE CORP...........................      49,230
     420,400      * TOTAL RENAL CARE HOLDINGS, INC..................       2,811
     209,857      * TRIAD HOSPITALS, INC............................       3,174
      89,800      * UNITED PAYORS & UNITED PROVIDERS, INC...........       1,487
     160,100      * UNIVERSAL HEALTH SERVICES, INC..................       5,764
     431,552      * US ONCOLOGY, INC................................       2,131
     147,888      x*VENCOR, INC.....................................          13
                                                                     -----------
                                                                         389,317
                                                                     -----------
 HEAVY CONSTRUCTION, EXCEPT BUILDING--0.11%
      93,155        ACS ACTIVIDADES DE CONSTRUCCION Y SERVICIOS S.A.       2,210
     176,700      x*ATKINSON (G.F.) CO OF CALIFORNIA................           0
     337,051        AUTOPISTAS CONCESIONARIA ESPANOLA S.A...........       3,277
      23,300        BILFINGER & BERGER AG...........................         507
      48,854        BOUYGUES S.A....................................      31,057
     446,700        BRISA-AUTO ESTRADAS DE PORTUGAL S.A.............       3,429
     168,000      >*CHIYODA CORP....................................         245
      25,000      * COLAS S.A.......................................       5,365
     830,358        DRAGADOS Y CONSTRUCCIONES S.A...................       7,328
     179,102      * DYCOM INDUSTRIES, INC...........................       7,892
      53,952      * EIFFAGE.........................................       3,816
      21,232        ENGIL-SGPS......................................         201
     518,150        FLUOR CORP......................................      23,770
     269,196      * FOMENTO CONSTRUCCIONES Y CONTRATAS S.A..........       5,478
     258,102        FOSTER WHEELER CORP.............................       2,291
     116,249        GRANITE CONSTRUCTION, INC.......................       2,143
      27,370      > GROUPE GTM......................................       2,661
     630,000      * GRUPO FERROVIAL.................................       9,140
     117,300        HOCHTIEF AG.....................................       4,372
      46,578        HOLLANDSCHE BETON GROEP NV (H.B.G.).............         446
     104,000        HONG KONG CONSTRUCTION HOLDINGS.................          38
   1,021,210        IMPREGILO S.P.A.................................         630
     243,000      * INSITUFORM TECHNOLOGIES, INC (CLASS A)..........       6,865
     836,000      >*JGC CONSTRUCTION CORP...........................       2,028
   1,158,000      > KAJIMA CORP.....................................       3,455
      83,000      >*KUMAGAI GUMI CO LTD.............................          57
   1,310,000      * LARSEN & TOUBRO LTD.............................      16,611
     305,000      > MAEDA ROAD CONSTRUCTION CO LTD..................       1,477
     126,150      * MASTEC, INC.....................................       5,614
      95,700      * MORRISON KNUDSEN CORP...........................         748
      17,039      * MORRISON KNUDSEN CORP WTS 03/11/03..............          39
     627,000        OKUMURA CORP....................................       2,116
     329,000      * PENTA OCEAN CONSTRUCTION CO LTD.................         470
      35,000        SHO-BOND CORP...................................         621
      16,560        SOCIEDADE DE CONSTRUCOES SOARES DA COS..........          51
     539,000        TOA CORP........................................         733
      50,000        TOMOE ENGINEERING CO LTD........................         331
   1,241,000        UNITED INDUSTRIAL CORP..........................         700
      19,600        VA TECHNOLOGIE AG. (BR).........................       1,293
                                                                     -----------
                                                                         159,505
                                                                     -----------
 HOLDING AND OTHER INVESTMENT OFFICES--0.65%
         600      * ALEXANDERS, INC.................................          47
      31,498        ALEXANDRIA REAL ESTATE EQUITIES, INC............       1,002
   3,279,398        ALLIED ZURICH PLC...............................      38,629
     297,300        AMB PROPERTY CORP...............................       5,927
         800      * AMERCO..........................................          20
       2,900        AMERICAN INDUSTRIAL PROPERTIES REIT.............          36
      32,700        AMLI RESIDENTIAL PROPERTIES TRUST...............         660
     416,283        APARTMENT INVESTMENT & MANAGEMENT CO............      16,573
     605,553        ARCHSTONE COMMUNITIES TRUST.....................      12,414
      19,100        ASSOCIATED ESTATES REALTY CORP..................         149
      39,500      * ASTRA CIA ARGENTINA S.A.........................          84
     408,641        AVALONBAY COMMUNITIES, INC......................      14,021
      38,717      > BARLOW LTD......................................         279
  11,627,736      #*BB BIOVENTURES L.P..............................      14,108
     139,600        BEDFORD PROPERTY INVESTORS, INC.................       2,382
     698,000      > BOE LTD.........................................         680
     343,200        BOSTON PROPERTIES, INC..........................      10,682
     107,327        BOYKIN LODGING CO...............................       1,174
     167,910        BRADLEY REAL ESTATE, INC........................       2,928
     236,200        BRANDYWINE REALTY TRUST.........................       3,868
     250,300        BRE PROPERTIES, INC (CLASS A)...................       5,679
   4,162,277      * BRIERLEY INVESTMENTS LTD........................         870
     102,900        BURNHAM PACIFIC PROPERTIES, INC.................         965
     291,672        CAMDEN PROPERTY TRUST...........................       7,985
     146,000      * CANADIAN OIL SANDS TRUST UNITS..................       2,594
     432,800      * CANARY WHARF FINANCE PLC........................       2,680
      47,100        CAPITAL AUTOMOTIVE REIT.........................         574
     423,877        CAPSTEAD MORTGAGE CORP..........................       1,775
     494,800        CARRAMERICA REALTY CORP.........................      10,453
     167,044        CBL & ASSOCIATES PROPERTIES, INC................       3,445
      42,300        CENTER TRUST, INC...............................         410
     193,200        CENTERPOINT PROPERTIES CORP.....................       6,931
       2,500        CFS BANCORP, INC................................          23
      48,300        CHARLES E. SMITH RESIDENTIAL REALTY.............       1,709
     108,800        CHATEAU PROPERTIES, INC.........................       2,822

                       SEE NOTES TO FINANCIAL STATEMENTS


32 o 1999 CREF Annual Report

          STATEMENT OF INVESTMENTS - Stock Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------

  SHARES                                                             VALUE (000)
  ------                                                             -----------

 HOLDING AND OTHER INVESTMENT OFFICES--(Continued)
      97,800        CHELSEA GCA REALTY, INC.........................$      2,910
       2,075      * COMPAGNIE FINANCERE RICHEMONT UNITS (CLASS A)...       4,952
     648,500      * COAST FEDERAL LITIGATION CONTINGENT RTS.........         973
     161,200        COLONIAL PROPERTIES TRUST.......................       3,738
      72,679        COMMERCIAL NET LEASE REALTY, INC................         722
     337,000        CORNERSTONE PROPERTIES, INC.....................       4,929
      55,100        CORNERSTONE REALTY INCOME TRUST, INC............         537
      24,800        CORONATION HOLDINGS LTD (N SHS).................         567
     140,311        COUSINS PROPERTIES, INC.........................       4,762
     725,700        CRESCENT REAL ESTATE EQUITIES CO................      13,335
      29,910      * CRESECENT OPERATING, INC........................          82
       2,689      x*CRIIMI MAE, INC.................................           4
     220,094        CROWN AMERICAN REALTY TRUST.....................       1,211
     386,400        DEVELOPERS DIVERSIFIED REALTY CORP..............       4,975
     438,560        DROTT AB SERIES B...............................       5,005
     755,308        DUKE-WEEKS REALTY CORP..........................      14,729
      20,000        EAST WEST BANCORP, INC..........................         229
     101,300        EASTGROUP PROPERTIES, INC.......................       1,874
     103,600        ENTERTAINMENT PROPERTIES TRUST..................       1,366
     108,600        EQUITY INNS, INC................................         733
   1,842,290        EQUITY OFFICE PROPERTIES TRUST..................      45,366
     785,051        EQUITY RESIDENTIAL PROPERTIES TRUST CO..........      33,512
      57,000        ESSEX PROPERTY TRUST, INC.......................       1,938
       6,209      > EURAFRANCE S.A..................................       3,741
     217,300        FEDERAL REALTY INVESTMENT TRUST.................       4,088
     379,715        FELCOR LODGING TRUST, INC.......................       6,645
       2,800      * FIDELITY HOLDINGS, INC..........................          53
       3,620      * FIRST HUNGARY FUND LTD (CLASS A)................       5,786
     262,700        FIRST INDUSTRIAL REALTY TRUST, INC..............       7,208
   1,598,400        FIRST NIS REGIONAL FUND (FULLY PD)..............       7,393
     248,893      * FIRST RUSSIAN FRONTIER PLC ORD..................       1,808
      49,778      * FIRST RUSSIAN FRONTIER SERIES A WTS 06/30/01....          35
         400      * FIRST WASHINGTON REALTY TRUST, INC..............           7
     323,204        FRANCHISE FINANCE CORP OF AMERICA...............       7,737
      59,900        GABLES RESIDENTIAL TRUST........................       1,438
     255,900        GENERAL GROWTH PROPERTIES, INC..................       7,165
     342,238        GETTY REALTY HOLDINGS CORP......................       3,829
     136,600        GLENBOROUGH REALTY TRUST, INC...................       1,827
     147,000        GLIMCHER REALTY TRUST...........................       1,893
       1,500      * GOLF TRUST OF AMERICA, INC......................          25
      77,530        GREAT LAKES REIT, INC...........................       1,114
       4,200      * GROUP POUR LE FINANCEMENT CONSTRUCTION..........         474
     283,014        HEALTH CARE PROPERTY INVESTORS, INC.............       6,757
     109,066        HEALTH CARE REIT, INC...........................       1,650
     164,100        HEALTHCARE REALTY TRUST, INC....................       2,564
     384,500        HIGHWOODS PROPERTIES, INC.......................       8,940
     368,000      > HITACHI CREDIT CORP.............................       7,469
      19,263        HOME PROPERTIES OF NEW YORK, INC................         529
         118      * HORIZON GROUP PROPERTIES, INC...................           0
     295,700        HOSPITALITY PROPERTIES TRUST....................       5,637
     816,000        HRPT PROPERTIES TRUST...........................       7,344
   7,491,899        HUTCHINSON WHAMPOA LTD..........................     108,907
     125,500        IMPERIAL CREDIT COMMERCIAL MORTGAGE
                      INVESTMENT CORP...............................       1,428
     838,725        INDYMAC MORTGAGE HOLDINGS, INC..................      10,694
     182,200        INNKEEPERS U.S.A. TRUST.........................       1,492
     205,800        IRT PROPERTY CO.................................       1,608
     118,800        JDN REALTY CORP.................................       1,916
      86,400        JP REALTY, INC..................................       1,350
     171,326        KILROY REALTY CORP..............................       3,769
     308,250        KIMCO REALTY CORP...............................      10,442
     127,800        KOGER EQUITY, INC...............................       2,157
       1,500        KONOVER PROPERTY TRUST, INC.....................           9
   1,360,152        LAND SECURITIES PLC.............................      15,242
      74,600        LASALLE HOTEL PROPERTIES........................         872
   1,284,738        LEND LEASE CORP LTD.............................      17,944
       1,000        LEXINGTON CORPORATE PROPERTIES TRUST............           9
     311,200        LIBERTY PROPERTY TRUST CO.......................       7,547
      18,800        LTC PROPERTIES, INC.............................         159
     100,600        MACERICH CO.....................................       2,094
     383,900        MACK-CALI REALTY CORP...........................      10,005
     129,200        MANUFACTURED HOME COMMUNITIES, INC..............       3,141
     826,782        MEDITRUST CORP PAIRED...........................       4,547
     309,081        MERISTAR HOSPITALITY CORP.......................       4,945
      18,535      * MERRY LAND PROPERTIES, INC......................          97
      60,000        MGI PROPERTIES, INC.............................         315
       6,525        MID-AMERICA APARTMENT COMMUNITIES, INC..........         148
      91,812        MILLS CORP......................................       1,641
      80,600        NATIONAL GOLF PROPERTIES, INC...................       1,592
     127,400        NATIONAL HEALTH INVESTORS, INC..................       1,895
     190,400        NATIONWIDE HEALTH PROPERTIES, INC...............       2,618
     538,053        NEW PLAN EXCEL REALTY TRUST.....................       8,508
     120,424        OMEGA HEALTHCARE INVESTORS, INC.................       1,528
     695,240        ORIENTAL HOLDINGS...............................       1,519
     109,300        PACIFIC GULF PROPERTIES, INC....................       2,213
      58,900        PAN PACIFIC RETAIL PROPERTIES, INC..............         961
      56,046        PARKWAY PROPERTIES, INC.........................       1,615
      25,400        PENNSYLVANIA REAL ESTATE INVESTMENT TRUST.......         370
     182,894        POST PROPERTIES, INC............................       6,996
     401,200        POWER CORP OF CANADA............................       6,852
     281,700        PRENTISS PROPERTIES TRUST.......................       5,916
          75      * PRICESMART, INC.................................           3
      47,200        PRIME GROUP REALTY TRUST........................         717
      92,293        PRIME RETAIL, INC...............................         519
     436,687        PRISON REALTY TRUST, INC........................       2,211
     464,960        PROLOGIS TRUST..................................       8,950
     173,600        PROMISE CO LTD..................................       8,829
      45,448        PS BUSINESS PARKS, INC..........................       1,034
     666,580        PUBLIC STORAGE, INC.............................      15,123
     141,800        REALTY INCOME CORP..............................       2,925
     359,111        RECKSON ASSOCIATES REALTY CORP..................       7,711
       9,883        REDWOOD TRUST, INC..............................         124
      87,200        REGENCY REALTY CORP.............................       1,744
     156,700        REMBRANDT GROUP LTD.............................       1,492
     172,900        RFS HOTEL INVESTORS, INC........................       1,805
     444,900        ROUSE CO........................................       9,454
       1,000        SAUL CENTERS, INC...............................          14
      84,410        SENIOR HOUSING PROPERTIES TRUST.................       1,050
     120,000        SHURGARD STORAGE CENTERS, INC...................       2,783
     798,760        SIMON PROPERTY GROUP, INC.......................      18,322
     114,200        SL GREEN REALTY CORP............................       2,484
      71,300        SOVRAN SELF STORAGE, INC........................       1,350
     369,900        SPIEKER PROPERTIES, INC.........................      13,478
           1      * STANDARD BANK INVESTMENT CORP LTD...............           0
     269,304        STARWOOD FINANCIAL TRUST........................       4,561
     172,400        STORAGE U.S.A., INC.............................       5,215
   1,725,000      > SUMITOMO CORP...................................      16,720
     111,527        SUMMIT PROPERTIES, INC..........................       1,994
      75,700        SUN COMMUNITIES, INC............................       2,437
      32,400        TANGER FACTORY OUTLET CENTERS, INC..............         672
     397,430        TAUBMAN CENTERS, INC............................       4,272
      39,300      >*TELESCAN, INC...................................         970
     137,165        THORNBURG MORTGAGE ASSET CORP...................       1,132
      94,300        TOWN & COUNTRY TRUST............................       1,692
      52,800        U.S. RESTAURANT PROPERTIES, INC.................         756
  18,355,860      > UNIONE IMMOBILIARE S.P.A........................       8,507
     902,132        UNITED DOMINION REALTY TRUST, INC...............       8,909
      62,800        URBAN SHOPPING CENTERS, INC.....................       1,703
     405,556        VENTAS, INC.....................................       1,698
       2,945      * VORNADO OPERATING CO............................          18
     434,200        VORNADO REALTY TRUST............................      14,112

                       SEE NOTES TO FINANCIAL STATEMENTS


                                                    1999 CREF Annual Report o 33

          STATEMENT OF INVESTMENTS - Stock Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------

  SHARES                                                             VALUE (000)
  ------                                                             -----------

 HOLDING AND OTHER INVESTMENT OFFICES--(Continued)
     155,876        WALDEN RESIDENTIAL PROPERTIES, INC..............    $  3,371
     226,200        WASHINGTON REAL ESTATE INVESTMENT TRUST.........       3,393
     284,132        WEINGARTEN REALTY INVESTORS, INC................      11,063
      60,798      * WELLSFORD REAL PROPERTIES, INC..................         517
      57,000        WESTERN PROPERTIES TRUST........................         545
     163,400        WESTFIELD AMERICA, INC..........................       2,012
   4,244,583        WESTFIELD TRUST (UNITS).........................       8,306
      88,155      * WESTFIELD TRUST (UNITS) (NEW)...................         170
       1,240        WHITE MOUNTAINS INSURANCE.......................         149
         100        WINSTON HOTELS, INC.............................           1
                                                                     -----------
                                                                         888,261
                                                                     -----------
 HOTELS AND OTHER LODGING PLACES--0.11%
     443,580        ACCOR S.A.......................................      21,437
     492,472      * AZTAR CORP......................................       5,356
     356,278      * CHOICE HOTELS INTERNATIONAL, INC................       6,101
      33,500      * CLUB MEDITERRANEE S.A...........................       3,874
     195,260      * CRESTLINE CAPITAL CORP..........................       4,027
     954,080      * EXTENDED STAY AMERICA, INC......................       7,275
     509,500        GENTING BERHAD..................................       1,810
       2,000        HARBOUR CENTRE DEVELOPMENT LTD..................           1
   1,552,123        HILTON GROUP PLC................................       4,969
   1,007,900        HILTON HOTELS CORP..............................       9,701
   1,318,283      * HONG KONG & SHANGHAI HOTELS LTD.................         873
     253,500        HOTEL PROPERTIES LTD............................         228
         470      * INTERSTATE HOTELS CORP..........................           2
      77,400        JURYS DOYLE HOTEL PLC...........................         573
     900,000        LANDMARKS HOLDINGS BERHAD.......................         291
     180,000      >*LODGIAN, INC....................................         900
     463,884      * MANDALAY RESORT GROUP...........................       9,336
      74,415        MARCUS CORP.....................................       1,000
     132,400        MEIKLES AFRICA LTD..............................         106
     111,908      * MGM GRAND, INC..................................       5,630
   1,744,500        MIRAMAR HOTEL & INVESTMENT CO LTD...............       1,874
   1,517,127      * PARK PLACE ENTERTAINMENT CORP...................      18,964
     318,271      * PRIME HOSPITALITY CORP..........................       2,805
   1,620,500      * REGAL HOTELS INTERNATIONAL LTD..................         121
   1,019,100        RESORTS WORLD BERHAD............................       2,923
   3,410,500        SHANGRI-LA ASIA LTD.............................       3,905
     125,612        SHANGRI-LA ASIA LTD (SINGAPORE).................         152
     159,796      * SOL MELIA S.A...................................       1,811
   1,330,217        STARWOOD HOTELS & RESORTS WORLDWIDE.............      31,260
     197,993      * SUNTERRA CORP...................................       2,277
      61,400      >*TRENDWEST RESORTS, INC..........................       1,382
       1,031      >*VAIL RESORTS, INC...............................          18
     244,221      * WYNDHAM INTERNATIONAL, INC......................         717
   1,783,351        ZIMBABWE SUN LTD................................         127
                                                                     -----------
                                                                         151,826
                                                                     -----------
 INDUSTRIAL MACHINERY AND EQUIPMENT--7.68%
   2,331,454      * 3COM CORP.......................................     109,578
     118,500      * 3DFX INTERACTIVE, INC...........................       1,163
         300      * A.S.V., INC.....................................           4
   2,999,940      * ADAPTEC, INC....................................     149,622
     111,700      * ADVANCED DIGITAL INFORMATION CORP...............       5,431
     359,200        AGCO CORP.......................................       4,827
      25,356        AGIV AG.........................................         459
     777,000        AMADA CO LTD....................................       4,248
     247,000        AMANO CORP......................................       1,474
     689,100      * AMERICAN STANDARD COS, INC......................      31,612
     107,600      * APEX, INC.......................................       3,470
     786,544      * APPLE COMPUTER, INC.............................      80,867
   2,584,900      * APPLIED MATERIALS, INC..........................     327,475
     253,849        APPLIED POWER, INC (CLASS A)....................       9,329
      89,000      * ASK PROXIMA ASA.................................         622
      55,300      * ASTEC INDUSTRIES, INC...........................       1,040
      69,500      * ASYST TECHNOLOGIES, INC.........................       4,557
     103,428      > ATLAS COPCO AB SERIES A FREE....................       3,061
     148,879        ATLAS COPCO AB SERIES B FREE....................       4,239
      64,600      * ATMI, INC.......................................       2,136
     165,200      * AUSPEX SYSTEMS, INC.............................       1,693
     126,170      * AUTOTOTE CORP (CLASS A).........................         410
   1,802,431        BAKER HUGHES, INC...............................      37,964
      96,900      * BELL & HOWELL CO................................       3,083
     609,690        BLACK & DECKER CORP.............................      31,856
      49,800      * BLACK BOX CORP..................................       3,337
      26,000      * BROOKS AUTOMATION, INC..........................         847
     937,015        BRUNSWICK CORP..................................      20,849
      91,300        BUDERUS AG......................................       1,545
     292,600      * C-CUBE MICROSYSTEMS, INC........................      18,214
   1,112,800      * CABLETRON SYSTEMS, INC..........................      28,933
   1,989,300        CATERPILLAR, INC................................      93,621
     557,000      * CIRRUS LOGIC, INC...............................       7,415
  25,490,270      * CISCO SYSTEMS, INC..............................   2,730,645
      39,100        COLUMBUS MCKINNON CORP..........................         396
  14,840,544        COMPAQ COMPUTER CORP............................     401,622
     269,200      * CONCURRENT COMPUTER CORP........................       5,031
     301,096      * COOPER CAMERON CORP.............................      14,735
      37,500      >*COPYTELE, INC...................................          30
     396,700        CUMMINS ENGINE CO, INC..........................      19,166
      10,250      * CUNO, INC.......................................         212
      62,445      * CYBEX COMPUTER PRODUCTS CORP....................       2,529
     585,879      > DAI NIPPON SCREEN MANUFACTURING CO LTD..........       3,496
     133,000        DAIFUKU CO LTD..................................         768
     900,000        DAIKIN INDUSTRIES LTD...........................      12,236
   1,272,573        DEERE & CO......................................      55,198
  15,233,799      * DELL COMPUTER CORP..............................     776,924
     114,200        DETROIT DIESEL CORP.............................       2,191
      50,850      * DEUTZ AG........................................         297
     641,362        DIEBOLD, INC....................................      15,072
           5      * DIGI INTERNATIONAL, INC.........................           0
     258,400        DONALDSON CO, INC...............................       6,218
   1,396,372        DOVER CORP......................................      63,360
         267      * DREXLER TECHNOLOGY CORP.........................           3
      36,600      * DRIL-QUIP, INC..................................       1,112
     459,000      > EBARA CORP......................................       5,118
      51,000      * EFAX.COM........................................         368
      91,700      * ELECTROGLAS, INC................................       2,327
   6,421,193      * EMC CORP........................................     701,515
     303,600      * EMULEX CORP.....................................      34,155
      20,400      * EST ASIATIQUE...................................         213
     107,220      * ESTERLINE CORP..................................       1,240
      69,543      * ETEC SYSTEMS, INC...............................       3,121
       1,300      * EXABYTE CORP....................................          10
     244,400      * EXTREME NETWORKS, INC...........................      20,407
     422,920        FANUC LTD.......................................      53,816
     243,570        FEDDERS CORP....................................       1,340
     153,550        FEDDERS CORP (CLASS A)..........................         787
     200,300        FINNING INTERNATIONAL, INC......................       1,866
   1,960,695        FKI PLC.........................................       7,598
     547,910        FLOWSERVE CORP..................................       9,314
      64,200        FLS INDUSTRIES AS (CLASS B).....................       1,617
      17,000      * FSI INTERNATIONAL, INC..........................         196
   1,437,824        FUTURIS CORP LTD................................       2,014
      89,591      * GARDNER DENVER, INC.............................       1,495
     761,276      * GATEWAY, INC....................................      54,859
      14,800        GENERAL BINDING CORP............................         174
      50,600      * GLOBAL IMAGING SYSTEMS, INC.....................         620
     123,481        GRACO, INC......................................       4,430
       1,262      * GRADCO SYSTEMS, INC.............................           2
      46,800        HARDINGE, INC...................................         611
     273,600      x*HARNISCHFEGER INDUSTRIES, INC...................         111

                       SEE NOTES TO FINANCIAL STATEMENTS


34 o 1999 CREF Annual Report

          STATEMENT OF INVESTMENTS - Stock Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------

  SHARES                                                             VALUE (000)
  ------                                                             -----------

 INDUSTRIAL MACHINERY AND EQUIPMENT--(Continued)
   5,906,822        HEWLETT-PACKARD CO..............................   $ 673,009
     761,000      * HITACHI ZOSEN CORP..............................         573
     275,800      * HORIZON OFFSHORE, INC...........................       1,482
     521,253        HUSSMANN INTERNATIONAL, INC.....................       7,851
      74,300      * HYPERCOM CORP...................................         743
      45,730        IDEX CORP.......................................       1,389
     415,000      * IMAGINATION TECHNOLOGIES GROUP PLC..............       2,721
     157,700      * IN FOCUS SYSTEMS, INC...........................       3,657
      59,530        INDUSTRIE-WERKE KARLSRUHE AUGSBURG AG...........       1,253
     920,687        INGERSOLL-RAND CO...............................      50,695
  16,358,740    (0) INTERNATIONAL BUSINESS MACHINES CORP............   1,766,744
   1,500,451      >*IOMEGA CORP.....................................       5,064
       1,500      * IONICS, INC.....................................          42
     249,905      * IRI INTERNATIONAL CORP..........................       1,000
   1,318,000        ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES CO LTD.....       1,521
     377,290        JLG INDUSTRIES, INC.............................       6,013
      96,100      * JTS CORP........................................           0
     190,800        KAYDON CORP.....................................       5,116
     175,384        KENNAMETAL, INC.................................       5,897
   5,909,900        KEPPEL CORP LTD.................................      15,466
   2,101,311        KOMATSU LTD.....................................       9,660
     154,000        KOMORI CORP.....................................       2,936
     148,500        KONE CORP SERIES B..............................       7,316
     277,000      > KOYO SEIKO CO LTD...............................       2,387
      82,800      * KRONOS, INC.....................................       4,968
   2,771,467      > KUBOTA CORP.....................................      10,599
     154,375      * KULICHE & SOFFA INDUSTRIES, INC.................       6,571
     211,959      * LAM RESEARCH CORP...............................      23,647
     715,566      * LEXMARK INTERNATIONAL GROUP (CLASS A)...........      64,759
      91,300        LINCOLN ELECTRIC HOLDINGS CO....................       1,883
      94,400        LINDE AG........................................       5,164
      19,850        LINDSAY MANUFACTURING CO........................         362
     139,000        MAKINO MILLING MACHINE CO LTD...................         905
     337,000        MAKITA CORP.....................................       3,032
     175,562        MANITOWOC, INC..................................       5,969
     388,400      * MAXTOR CORP.....................................       2,816
     134,200      * MERCURY COMPUTER SYSTEMS, INC...................       4,697
      65,600        METRA CO SERIES B...............................       1,223
     152,112      * METSO OYJ.......................................       1,977
     187,500      * MICRON ELECTRONICS, INC.........................       2,086
     137,800      * MICROS SYSTEMS, INC.............................      10,197
     230,052        MILACRON, INC...................................       3,537
     467,000        MINEBEA CO LTD..................................       8,007
      51,300      * MIPS TECHNOLOGIES, INC..........................       2,668
   7,017,532        MITSUBISHI HEAVY INDUSTRIES LTD.................      23,405
     324,000        MORI SEIKI CO LTD...............................       4,342
     105,300      * MTI TECHNOLOGY CORP.............................       3,883
      39,857        NACCO INDUSTRIES, INC (CLASS A).................       2,215
      68,945      * NATIONAL INSTRUMENTS CORP.......................       2,637
      33,741      * NETWORK EQUIPMENT TECHNOLOGIES, INC.............         399
      33,700      > NIDEC CORP......................................       9,724
      87,372        NORDSON CORP....................................       4,216
     353,334      * NOVELLUS SYSTEMS, INC...........................      43,294
     849,000        NSK LTD.........................................       5,804
     818,000        NTN TOYO BEARING CO LTD.........................       2,416
     161,487        OKUMA CORP......................................         505
     423,000      > OMRON CORP......................................       9,743
      36,700      * ORBOTECH LTD....................................       2,844
     188,526        PALL CORP.......................................       4,065
     276,400        PENTAIR, INC....................................      10,641
   1,679,491        PITNEY BOWES, INC...............................      81,140
       2,000      * POKPHAND (C.P.) CO LTD..........................           0
      43,700      * PRESSTEK, INC...................................         606
      33,200      * PRI AUTOMATION, INC.............................       2,229
      32,000      * PROXIM, INC.....................................       3,520
      55,364      * QMS, INC........................................       $ 163
   1,066,900      * QUANTUM CORP-DLT & STORAGE SYSTEMS GROUP........      16,137
     548,950      * QUANTUM CORP-HARD DISK DRIVE GROUP..............       3,808
      10,900        ROBBINS & MYERS, INC............................         247
     240,640        ROPER INDUSTRIES, INC...........................       9,099
      72,100      * SANDISK CORP....................................       6,940
     226,000        SANDVIK AB SERIES A.............................       7,087
      83,000        SANDVIK AB SERIES B FREE........................       2,647
     100,000        SANSO ELECTRIC CO LTD...........................         665
      81,300        SAUER, INC......................................         737
       1,758        SCHINDLER HOLDINGS LTD (PT CERT)................       2,816
       2,053        SCHINDLER HOLDINGS LTD (REGD)...................       3,288
   1,444,235      * SEAGATE TECHNOLOGY, INC.........................      67,247
     217,604        SIDEL S.A.......................................      22,471
     992,604      * SILICON GRAPHICS, INC...........................       9,740
     185,700      * SILICON VALLEY GROUP, INC.......................       3,296
     201,614      * SMITH INTERNATIONAL, INC........................      10,018
     111,100      * SPECIALTY EQUIPMENT COS, INC....................       2,659
     147,161      * SPEEDFAM-IPEC, INC..............................       1,904
      99,900      * SPLASH TECHNOLOGY HOLDINGS, INC.................         880
     124,682        STANDEX INTERNATIONAL CORP......................       2,611
      28,035        STARRETT (L.S.) CO (CLASS A)....................         629
      34,000      # STARRETT (L.S.) CO (CLASS B)....................         763
     579,846      * STORAGE TECHNOLOGY CORP.........................      10,691
      40,711        STORK NV........................................         595
       2,500      * SULZER WINTERTHUR AG. (REGD)....................       1,625
      20,000        SVENSKA KULLAGERFABRIKEN AB SERIES A FREE.......         461
     114,801        SVENSKA KULLAGERFABRIKEN AB SERIES B............       2,796
     545,700        SYMBOL TECHNOLOGIES, INC........................      34,686
      58,000        TAKUMA CO LTD...................................         414
     114,700        TECUMSEH PRODUCTS CO (CLASS A)..................       5,412
      31,300        TECUMSEH PRODUCTS CO (CLASS B)..................       1,307
     188,100        TENNANT CO......................................       6,160
     211,369      * TENNECO AUTOMOTIVE, INC.........................       1,968
     153,800      * TEREX CORP......................................       4,268
       1,500      * THERMO FIBERTEK, INC............................          11
     396,053        TIMKEN CO.......................................       8,094
     214,500        TOMRA SYSTEMS AS................................       3,644
      71,450        TORO CO.........................................       2,666
       5,900      > TOYODA AUTOMATIC LOOM WORKS LTD.................         123
     156,000      * TRICORD SYSTEMS, INC............................         761
     161,000        TSUBAKIMOTO CHAIN CO............................         591
  25,768,472        TYCO INTERNATIONAL LTD..........................   1,001,749
      26,056      * ULTRATECH STEPPER, INC..........................         420
   3,626,800      * UNISYS CORP.....................................     115,831
     235,188      * UNOVA, INC......................................       3,057
     419,179      * VARCO INTERNATIONAL, INC........................       4,270
      14,200      * VESTAS WIND SYSTEMS A/S.........................       2,519
     115,700      * VISUAL NETWORKS, INC............................       9,169
   4,848,000        VTECH HOLDINGS LTD..............................      15,779
       6,000        WATKINS-JOHNSON CO..............................         240
     879,300      >*WESTERN DIGITAL CORP............................       3,682
     143,300      * XIRCOM, INC.....................................      10,748
     255,600        YORK INTERNATIONAL CORP.........................       7,013
     110,080        ZARDOYA OTIS S.A................................       1,083
     155,700      * ZEBRA TECHNOLOGY CORP...........................       9,108
       1,440      #*ZEBRA TECHNOLOGY CORP (CLASS B).................          84
                                                                     -----------
                                                                      10,417,653
                                                                     -----------
 INSTRUMENTS AND RELATED PRODUCTS--1.74%
     134,200      * ACUSON CORP.....................................       1,686
      69,875      * ADAC LABORATORIES, INC..........................         751
     144,300      * AFFYMETRIX, INC.................................      24,486
      91,300      * ALARIS MEDICAL, INC.............................         171
       2,100      * ANACOMP, INC....................................          38
      77,700        ANALOGIC CORP...................................       2,564
     165,294        ARROW INTERNATIONAL, INC........................       4,794

                       SEE NOTES TO FINANCIAL STATEMENTS


                                                    1999 CREF Annual Report o 35

          STATEMENT OF INVESTMENTS - Stock Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------

  SHARES                                                             VALUE (000)
  ------                                                             -----------

 INSTRUMENTS AND RELATED PRODUCTS--(Continued)
     143,000      * AVID TECHNOLOGIES, INC..........................$      1,868
      19,073      * BACOU U.S.A., INC...............................         287
     264,625        BARD (C.R.), INC................................      14,025
     330,423        BAUSCH & LOMB, INC..............................      22,613
   1,898,563        BAXTER INTERNATIONAL, INC.......................     119,253
      97,100      * BAXTER INTERNATIONAL, INC RTS...................          22
     256,487        BECKMAN COULTER, INC............................      13,049
   1,573,624        BECTON DICKINSON & CO...........................      42,094
      83,356      * BIO-RAD LABORATORIES, INC (CLASS A).............       1,948
     669,000        BIOMET, INC.....................................      26,760
      38,324      * BOLLE, INC......................................         194
   1,555,850      * BOSTON SCIENTIFIC CORP..........................      34,034
      66,300      >*BRITESMILE, INC.................................         539
      49,883      >*CALIPER TECHNOLOGIES CORP.......................       3,330
   1,786,000        CANON, INC......................................      70,923
   1,122,000        CASIO COMPUTER CO LTD...........................       9,328
      91,050      * CIRCOR INTERNATIONAL, INC.......................         939
     412,000        CITIZEN WATCH CO LTD............................       2,619
      40,100      >*CLOSURE MEDICAL CORP............................         516
     144,600      * COGNEX CORP.....................................       5,639
     116,480      * COHERENT, INC...................................       3,116
      13,500      * COHESION TECHNOLOGIES, INC......................         123
     126,900        COHU, INC.......................................       3,934
     193,300      * CONMED CORP.....................................       5,002
      89,475        COOPER COS, INC.................................       2,695
       8,200      x*CPX CORP........................................           1
     163,000      * CREDENCE SYSTEMS CORP...........................      14,100
      93,980        CUBIC CORP......................................       2,056
     106,600      * CYBERONICS, INC.................................       1,699
     184,496      * CYMER, INC......................................       8,487
     106,100      * CYTYC CORP......................................       6,479
     174,600        DATASCOPE CORP..................................       6,984
     348,800        DENTSPLY INTERNATIONAL, INC.....................       8,240
     139,300      * DIONEX CORP.....................................       5,737
     139,250      >*DYNATECH CORP...................................         940
   1,893,866        EASTMAN KODAK CO................................     125,469
      53,800      * ECLIPSE SURGICAL TECHNOLOGY, INC................         397
      41,484      > ESSILOR INTERNATIONAL S.A. .....................      12,872
     140,175      * FOSSIL, INC.....................................       3,242
     214,743      * FRESENIUS MEDICAL CARE AG.......................      18,368
   1,672,500      > FUJI PHOTO FILM CO LTD..........................      61,017
     746,000      * GAMBRO AB (CLASS A).............................       6,715
      96,000      * GAMBRO AB (CLASS B).............................         870
     207,200      * GENRAD, INC.....................................       3,341
      60,900      >*GLIATECH, INC...................................       1,012
   2,290,819      * GUIDANT CORP....................................     107,668
     149,200      * HAEMONETICS CORP................................       3,553
     187,900      * HANGER ORTHOPEDIC GROUP, INC....................       1,879
   1,354,227        IMI PLC.........................................       5,860
     277,274      * INPUT/OUTPUT, INC...............................       1,404
     150,400        INVACARE CORP...................................       3,017
  28,696,409        INVENSYS PLC....................................     156,153
     707,528        JOHNSON CONTROLS, INC...........................      40,241
      73,430        KEYENCE CORP....................................      29,806
     611,783      * KLA-TENCOR CORP.................................      68,137
     422,000        KONICA CORP.....................................       1,568
     271,197      * LITTON INDUSTRIES, INC..........................      13,526
     222,100      * LTX CORP........................................       4,969
      98,000        LUXOTTICA GROUP S.P.A. ADR......................       1,721
         800      * MECHANICAL TECHNOLOGY, INC......................          19
     197,700      >*MEDICAL MANAGER CORP............................      16,656
   9,128,424        MEDTRONIC, INC..................................     332,617
     119,700        MENTOR CORP.....................................       3,090
     334,000      * METTLER-TOLEDO INTERNATIONAL, INC...............      12,755
     267,200        MILLIPORE CORP..................................      10,321
      96,000        MINE SAFETY APPLIANCE CO........................       6,144
      32,200      * MINIMED, INC....................................       2,359
      40,700      * MKS INSTRUMENTS INC.............................       1,470
         200      * MOLECULAR DEVICES CORP..........................          10
      76,800        MOVADO GROUP, INC...............................       1,675
     199,100        MTS SYSTEMS CORP................................       1,543
     105,600        NEWPORT CORP....................................       4,831
   1,127,000        NIKON CORP......................................      33,069
      88,800      >*NOVOSTE CORP....................................       1,465
       3,100      * OAKLEY, INC.....................................          17
     105,603        OCE NV..........................................       1,785
     138,000      * OCULAR SCIENCES, INC............................       2,605
   1,498,000        OLYMPUS OPTICAL CO LTD..........................      21,172
      39,290        OPTICAL COATING LABORATORIES, INC...............      11,630
      25,500      * OSTEOTECH, INC..................................         341
          86      * PANAVISION, INC (NEW)...........................           0
     156,576      * PE CORP-CELERA GENOMICS GROUP...................      23,330
     397,206        PE CORP-PE BIOSYSTEMS GROUP.....................      47,789
     243,200        PERKINELMER, INC................................      10,138
     198,500      * PINNACLE SYSTEMS, INC...........................       8,076
     284,908        POLAROID CORP...................................       5,360
          76      * POSSIS MEDICAL, INC.............................           1
      11,450        RADIOMETER AS (CLASS B).........................         430
   1,122,998        RAYTHEON CO (CLASS A)...........................      27,864
     806,551        RAYTHEON CO (CLASS B)...........................      21,424
     214,600      * RESMED, INC.....................................       8,960
     196,878      * RESPIRONICS, INC................................       1,569
     712,923      > RICOH CO LTD....................................      13,430
      59,500      >*SABRATEK CORP...................................           5
      38,690      >*SAGEM S.A. (NEW)................................      26,895
      98,400      * SCOTT TECHNOLOGIES, INC.........................       1,857
   2,951,600      * SMITH & NEPHEW PLC..............................       9,913
      30,749      * SOLA INTERNATIONAL, INC.........................         427
       6,656      * SONOSITE, INC...................................         210
          60      * SPACELABS MEDICAL, INC..........................           1
     677,058      * ST. JUDE MEDICAL, INC...........................      20,777
     415,244      * STERIS CORP.....................................       4,282
     277,580        STRYKER CORP....................................      19,327
     299,000      * SUMMIT TECHNOLOGY, INC..........................       3,495
      42,500      * SUNRISE MEDICAL, INC............................         263
     146,800      >*SUNRISE TECHNOLOGY INTERNATIONAL, INC...........       1,734
     614,020      * SYBRON INTERNATIONAL CORP.......................      15,159
      23,235      * TECH-SYM CORP...................................         479
     615,379        TEKTRONIX, INC..................................      23,923
     226,400        TELEFLEX, INC...................................       7,089
   1,488,113      * TERADYNE, INC...................................      98,215
       3,996        THE SWATCH GROUP AG. (BR).......................       4,603
      55,780        THE SWATCH GROUP AG. (REGD).....................      12,997
      59,650      * THERMEDICS, INC.................................         324
      11,500      * THERMO BIOANALYSIS CORP.........................         211
       4,900      * THERMO CARDIOSYSTEMS, INC.......................          32
     971,522      * THERMO ELECTRON CORP............................      14,573
       1,785      * THERMO INSTRUMENT SYSTEMS, INC..................          20
       1,200      * THERMOQUEST CORP................................          12
         136      * TREX MEDICAL CORP...............................           0
      57,300      * TRIMBLE NAVIGATION LTD..........................       1,239
       4,628      * VARIAN MEDICAL SYSTEMS, INC.....................         138
     130,628      * VARIAN, INC.....................................       2,939
      72,600      * VEECO INSTRUMENTS, INC..........................       3,399
      83,300      >*VENTANA MEDICAL SYSTEMS, INC....................       2,072
     557,600      * VISX, INC.......................................      28,856
      86,500        VITAL SIGNS, INC................................       1,979
     378,200      >*VIVUS, INC......................................       1,194
     380,020      * WATERS CORP.....................................      20,141
     136,518      * WESLEY JESSEN VISIONCARE, INC...................       5,171
      19,200      * WILLIAM DEMANT AS...............................       1,820

                       SEE NOTES TO FINANCIAL STATEMENTS


36 o 1999 CREF Annual Report

          STATEMENT OF INVESTMENTS - Stock Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------

  SHARES                                                             VALUE (000)
  ------                                                             -----------

 INSTRUMENTS AND RELATED PRODUCTS--(Continued)
   1,024,107        WILLIAMS PLC.................................... $     4,659
      45,900        X RITE, INC.....................................         287
  10,674,380        XEROX CORP......................................     242,175
     571,000        YOKOGAWA ELECTRIC CORP..........................       4,027
                                                                     -----------
                                                                       2,367,732
                                                                     -----------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.18%
      42,300        BLANCH (E.W.) HOLDINGS, INC.....................       2,591
      44,392        BROWN & BROWN, INC..............................       1,701
     235,100        CRAWFORD & CO (CLASS A).........................       2,674
     162,000        CRAWFORD & CO (CLASS B).........................       2,207
     308,476      * FIRST HEALTH GROUP CORP.........................       8,290
   1,788,383        FORTIS B........................................      64,537
      51,968      * FORTIS B CVG 07/20/01...........................         180
     486,027      * FORTIS B NPV (STRIP VVPR).......................           5
      37,700        GALLAGHER (ARTHUR J.) & CO......................       2,441
      10,080        GENERALI HOLDING VIENNA.........................       1,690
      37,262        HILB, ROGAL & HAMILTON CO.......................       1,053
      51,262      * HOMEFED CORP....................................          45
     375,826        LABONE, INC.....................................       2,584
      61,500        MARSCHOLLEK LAUT UND PARTNER....................      16,171
   1,490,769        MARSH & MCLENNAN COS, INC.......................     142,648
     619,000      * NATIONAL MUTUAL HOLDINGS LTD....................       1,082
                                                                     -----------
                                                                         249,899
                                                                     -----------
 INSURANCE CARRIERS--4.21%
      63,400        20TH CENTURY INDUSTRIES.........................       1,224
       1,800      * ACCEPTANCE INSURANCE COS, INC...................          10
     228,020        ACE LTD.........................................       3,805
   2,238,306        AEGON NV........................................     216,253
      37,304        AEGON NV ARS....................................       3,563
   1,519,660        AETNA, INC......................................      84,816
   1,726,801        AFLAC, INC......................................      81,483
      36,200      * AFRICAN LIFE ASSURANCE CO LTD...................         246
       3,880      * AGF-ASSUR GEN DE FRANCE CVG.....................           0
     112,200        ALFA CORP.......................................       1,830
     100,854      * ALLEGHANY CORP (DELAWARE).......................      18,708
     581,744        ALLIANZ AG. (REGD)..............................     195,457
     395,531        ALLMERICA FINANCIAL CORP........................      22,001
  10,188,406        ALLSTATE CORP...................................     244,522
     541,000        AMBAC FINANCIAL GROUP, INC......................      28,233
     183,101        AMERICAN ANNUITY GROUP, INC.....................       3,296
     232,508        AMERICAN FINANCIAL GROUP, INC...................       6,132
   1,754,182        AMERICAN GENERAL CORP...........................     133,099
   9,755,498        AMERICAN INTERNATIONAL GROUP, INC...............   1,054,813
     228,700        AMERICAN NATIONAL INSURANCE CO..................      14,580
      94,830        AMERUS LIFE HOLDINGS, INC (CLASS A).............       2,181
   2,611,000        AMP LTD.........................................      28,761
   1,186,925        AON CORP........................................      47,477
     237,252        ARGONAUT GROUP, INC.............................       4,715
     146,700        ARM FINANCIAL GROUP, INC (CLASS A)..............           4
   4,153,323      > ASSICURAZIONI GENERALI S.P.A....................     137,244
     875,763        AXA.............................................     122,109
   1,284,900        AXA FINANCIAL, INC..............................      43,526
     108,650        BERKLEY (W.R.) CORP.............................       2,268
         286      * BERKSHIRE HATHAWAY, INC (CLASS A)...............      16,045
          15      * BERKSHIRE HATHAWAY, INC (CLASS B)...............          27
     975,057        CGU PLC.........................................      15,705
     204,072        CHICAGO TITLE CORP..............................       9,438
         950        CHIYODA FIRE & MARINE INSURANCE CO LTD..........           3
     909,891        CHUBB CORP......................................      51,238
   1,475,672        CIGNA CORP......................................     118,884
     937,285        CINCINNATI FINANCIAL CORP.......................      29,232
  26,427,190        CITIGROUP, INC..................................   1,468,361
     106,500      * CNA FINANCIAL CORP..............................       4,147
      30,300        CNA SURETY CORP.................................         394
   2,670,147        COLONIAL LTD....................................      11,901
     115,440        COMMERCE GROUP, INC.............................       3,016
      24,900        COMPANHIA DE SEGUROS TRANQUILIDADE..............         763
   1,639,823        CONSECO, INC....................................      29,312
      35,931        CORPORACION MAPFRE S.A..........................         591
      52,627      * DELPHI FINANCIAL GROUP, INC.....................       1,579
     167,300        ENHANCE FINANCIAL SERVICES GROUP, INC...........       2,719
      96,800        ERIE INDEMNITY CO (CLASS A).....................       3,134
     220,766        EVEREST REINSURANCE HOLDINGS, INC...............       4,926
      25,050      * FAIRFAX FINANCIAL HOLDINGS LTD..................       4,244
     209,029        FBL FINANCIAL GROUP, INC (CLASS A)..............       4,181
      48,800        FEDSURE HOLDINGS LTD............................         396
     146,730        FIDELITY NATIONAL FINANCIAL, INC................       2,109
     189,521        FINANCIAL SECURITY ASSURANCE HOLDINGS LTD.......       9,879
     373,048        FIRST AMERICAN FINANCIAL CORP...................       4,640
     682,000        FOREMOST CORP OF AMERICA........................      19,352
     609,875      * FOUNDATION HEALTH SYSTEMS (CLASS A).............       6,061
      34,100      * FPIC INSURANCE GROUP, INC.......................         569
     359,360        FREMONT GENERAL CORP............................       2,650
     183,740      > FRONTIER INSURANCE GROUP, INC...................         632
       3,000      # HAFNIA HOLDINGS AS (REGD) (CLASS A).............           0
       2,490      # HAFNIA HOLDINGS AS (REGD) (CLASS B).............           0
     162,300        HARLEYSVILLE GROUP, INC.........................       2,313
   1,215,207        HARTFORD FINANCIAL SERVICES GROUP, INC..........      57,570
     158,787        HARTFORD LIFE, INC (CLASS A)....................       6,987
      76,200        HCC INSURANCE HOLDINGS, INC.....................       1,005
   3,057,362      > HIH INSURANCE LTD...............................       3,062
      51,632        HORACE MANN EDUCATORS CORP......................       1,013
      28,200        HSB GROUP, INC..................................         954
     435,700      * HUMANA, INC.....................................       3,567
   5,260,960      > INSTITUTO NAZIONALE DELLE ASSICURAZION..........      13,939
     606,996        JEFFERSON-PILOT CORP............................      41,427
      21,900        KANSAS CITY LIFE INSURANCE CO...................         739
      88,740        LANDAMERICA FINANCIAL GROUP, INC................       1,631
  14,050,772      * LEGAL & GENERAL GROUP PLC.......................      38,229
      53,014        LIBERTY CORP....................................       2,237
      12,500        LIBERTY FINANCIAL COS, INC......................         287
       6,100      * LIBERTY HOLDINGS LTD............................         191
      40,574      > LIBERTY INTERNATIONAL PLC.......................         305
      50,625      > LIBERTY LIFE ASSOCIATION OF AFRICA LTD..........         584
   1,168,000        LINCOLN NATIONAL CORP...........................      46,720
     454,175        LOEWS CORP......................................      27,563
   1,694,000      * MANULIFE FINANCIAL CORP.........................      21,568
      16,000      >*MARKEL CORP.....................................       2,480
          20      * MAXICARE HEALTH PLANS, INC......................           0
     619,287        MBIA, INC.......................................      32,706
      95,651      * MEDICAL ASSURANCE, INC..........................       2,027
   1,300,000        MEDIOLANUM S.P.A................................      17,026
      73,400        MERCURY GENERAL CORP............................       1,633
     296,600      > METROPOLITAN LIFE LTD...........................         516
     925,100        MGIC INVESTMENT CORP............................      55,679
     109,100      * MID ATLANTIC MEDICAL SERVICES, INC..............         907
      10,391        MIDLAND CO......................................         216
   1,307,050      > MITSUI TAISHO MARINE & FIRE CO LTD..............       7,747
      54,218        MMI COS, INC....................................         468
     230,000        MONY GROUP, INC.................................       6,713
     413,395        MUENCHENER RUECKVER AG. (REGD)..................     104,868
         200      * NATIONAL WESTERN LIFE INSURANCE CO..............          14
     172,300        NATIONWIDE FINANCIAL SERVICES, INC (CLASS A)....       4,814
     280,600        NISSAN FIRE & MARINE INSURANCE..................         867
     371,400      > OHIO CASUALTY CORP..............................       5,966
     765,350        OLD REPUBLIC INTERNATIONAL CORP.................      10,428
     930,928      * OXFORD HEALTH PLANS, INC........................      11,811
     262,248      * PACIFICARE HEALTH SYSTEMS, INC (CLASS A)........      13,899
      35,700      * PENN TREATY AMERICAN CORP.......................         562
      19,800      * PHILADELPHIA CONSOLIDATED HOLDINGS CORP.........         287

                       SEE NOTES TO FINANCIAL STATEMENTS


                                                    1999 CREF Annual Report o 37

          STATEMENT OF INVESTMENTS - Stock Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------

  SHARES                                                             VALUE (000)
  ------                                                             -----------

 INSURANCE CARRIERS--(Continued)
       5,100        PMA CAPITAL CORP (CLASS A)......................$        101
     298,551        PMI GROUP, INC..................................      14,573
      48,500        POHJOLA INSURANCE CO LTD SERIES B...............       2,932
     206,900        PRESIDENTIAL LIFE CORP..........................       3,802
         550      * PROFESSIONALS GROUP, INC........................          13
     220,250        PROGRESSIVE CORP................................      16,106
     252,700        PROTECTIVE LIFE CORP............................       8,039
      42,700      * PROVIDENT AMERICAN CORP.........................       1,503
   2,386,791        PRUDENTIAL PLC..................................      47,018
      16,500        PXRE GROUP LTD..................................         215
   1,614,838        QBE INSURANCE GROUP LTD.........................       7,504
     359,120        RADIAN GROUP, INC...............................      17,148
     727,059        RAS S.P.A.......................................       7,295
     756,448        REINSURANCE AUSTRALIA CORP LTD..................         262
     234,475        REINSURANCE GROUP OF AMERICA, INC...............       6,507
     393,478        RELIANCE GROUP HOLDINGS, INC....................       2,631
     419,356        RELIASTAR FINANCIAL CORP........................      16,434
      58,700      * RISK CAPITAL HOLDINGS, INC......................         741
      10,600        RLI CORP........................................         360
   1,912,048        ROYAL & SUN ALLIANCE INSURANCE GROUP PLC........      14,557
     488,600        SAFECO CORP.....................................      12,154
     211,500      * SAFEGUARD HEALTH ENTERPRISES, INC...............         132
     189,790        SAI S.P.A.......................................       2,124
     147,400        SAMPO INSURANCE CO SERIES A.....................       5,153
     845,000        SANLAM LTD......................................       1,181
      38,167        SCPIE HOLDINGS, INC.............................       1,226
     739,500        SELECTIVE INSURANCE GROUP, INC..................      12,710
     168,550      * SIERRA HEALTH SERVICES, INC.....................       1,127
   1,551,665        SKANDIA FORSAKRINGS AB..........................      46,921
   1,436,422        ST. PAUL COS, INC...............................      48,389
     103,300        STEWART INFORMATION SERVICES CORP...............       1,375
     458,650      * UNI-STOREBRAND AS SERIES A......................       3,494
   1,361,028        SUMITOMO MARINE & FIRE INSURANCE CO.............       8,387
         100      * SUPERIOR NATIONAL INSURANCE GROUP, INC..........           1
      35,556        SWISS REINSURANCE...............................      73,046
   4,263,000      > TOKIO MARINE & FIRE INSURANCE CO LTD............      49,827
      52,900      * TOPDANMARK AS...................................       1,046
   1,706,300        TORCHMARK CORP..................................      49,589
      12,607        TRANSATLANTIC HOLDINGS, INC.....................         984
     601,882        TRAVELERS PROPERTY CASUALTY CORP................      20,614
      44,700        TRENWICK GROUP, INC.............................         757
      85,300      * TRIAD GUARANTY, INC.............................       1,941
     137,500      * TRIGON HEALTHCARE, INC..........................       4,056
      71,000      * UICI............................................         750
   2,547,274        UNITED HEALTHCARE CORP..........................     135,324
     304,708        UNITRIN, INC....................................      11,465
     958,126        UNUMPROVIDENT CORP..............................      30,720
     497,403      * WELLPOINT HEALTH NETWORKS, INC..................      32,798
       5,740        WESCO FINANCIAL CORP............................       1,406
     824,085        XL CAPITAL LTD..................................      42,749
      39,642        ZENITH NATIONAL INSURANCE CORP..................         818
     105,423        ZURICH ALLIED AG................................      60,121
                                                                     -----------
                                                                       5,712,135
                                                                     -----------

 LEATHER AND LEATHER PRODUCTS--0.01%
     254,430        BROWN SHOE CO, INC..............................       3,594
      30,600      * GLOBAL SPORTS, INC..............................         384
      50,000      * GUCCI GROUP NV..................................       5,768
     107,000        JUSTIN INDUSTRIES, INC..........................       1,592
     135,708      * SAMSONITE CORP..................................         789
     287,900        STRIDE RITE CORP................................       1,871
      53,460      * TIMBERLAND CO...................................       2,827
       3,287        WOLVERINE WORLD WIDE, INC.......................          36
                                                                     -----------
                                                                          16,861
                                                                     -----------
 LEGAL SERVICES--0.00%
     124,038      * PREPAID LEGAL SERVICES, INC.....................       2,977
                                                                     -----------
 LOCAL AND INTERURBAN PASSENGER TRANSIT--0.06%
         200      * CAREY INTERNATIONAL, INC........................           5
       2,434        CENTRAL JAPAN RAILWAY CO........................      15,260
       8,705        EAST JAPAN RAILWAY CO...........................      46,914
     729,092        LAIDLAW, INC....................................       3,799
      58,400        LAIDLAW, INC (U.S.).............................         307
     842,000        SINGAPORE BUS SERVICES LTD......................       1,117
   6,084,180        STAGECOACH HOLDINGS PLC.........................      15,669
                                                                     -----------
                                                                          83,071
                                                                     -----------
 LUMBER AND WOOD PRODUCTS--0.16%
     128,200      * AMERICAN HOMESTAR CORP..........................         505
         666      * AOKAM PERDANA BERHAD............................           2
   5,457,476        CARTER HOLT HARVEY LTD..........................       7,126
     254,703      * CHAMPION ENTERPRISES, INC.......................       2,181
     786,214        CLAYTON HOMES, INC..............................       7,223
      38,908        DELTIC TIMBER CORP..............................         851
   1,821,646      * FLETCHER CHALLENGE LTD (FORESTS DIVISION).......         733
   1,333,298        GEORGIA-PACIFIC CORP (PACKING GROUP)............      67,665
     766,000        JAYA TIASA HOLDINGS BERHAD......................       1,401
     600,000      * LAND & GENERAL BERHAD...........................         265
     699,405        LOUISIANA PACIFIC CORP..........................       9,967
      73,300        MASISA S.A. (SPONS ADR).........................         944
      69,400        OAKWOOD HOMES CORP..............................         221
      66,025      * PALM HARBOR HOMES, INC..........................       1,188
   1,592,150      > SEKISUI HOUSE LTD...............................      14,093
     102,718        SKYLINE CORP....................................       2,414
     244,000        SUMITOMO FORESTRY CO LTD........................       1,885
      18,246        TJ INTERNATIONAL, INC...........................         766
      84,700        UNIVERSAL FOREST PRODUCTS, INC..................       1,249
      74,000        WEST FRASER TIMBER CO LTD.......................       1,915
   1,242,954        WEYERHAEUSER CO.................................      89,260
                                                                     -----------
                                                                         211,854
                                                                     -----------
 METAL MINING--0.28%
      89,900      * ACINDAR S.A. (CLASS B)..........................         144
       7,553        ALUSUISSE LONZA HOLDINGS AG. (REGD).............       5,569
      74,835        ANGLO AMERICAN PLATINUM CORP LTD................       2,274
         528        ANGLO AMERICAN PLC..............................          34
      29,687      > ANGLOGOLD LTD...................................       1,527
     104,439      * ASTRUIANA DE ZINC S.A. MINES....................       1,347
     824,279        BARRICK GOLD CORP...............................      14,647
      52,134        BARRICK GOLD CORP (U.S.)........................         922
     808,950      * BATTLE MOUNTAIN GOLD CO.........................       1,668
     187,600        CAMBIOR, INC....................................         236
     154,500        CAMECO CORP.....................................       2,340
      92,281        CLEVELAND CLIFFS, INC...........................       2,872
         100      * COEUR DALENE MINES CORP.........................           0
     290,900        COMINCO LTD.....................................       6,093
     482,000        DELTA GOLD LTD..................................         733
     166,498      * ECHO BAY MINES LTD..............................         201
     223,100        ELKEM AS........................................       5,155
      85,200        ERAMET..........................................       4,893
      70,000        FALCONBRIDGE LTD................................       1,246
      87,718      * FRANCO-NEVADA MINING CORP LTD...................       1,341
     591,428      * FREEPORT-MCMORAN COPPER & GOLD, INC   (CLASS A).      10,978
   1,283,564      * FREEPORT-MCMORAN COPPER & GOLD, INC   (CLASS B).      27,115
      51,435        GOLDFIELDS LTD..................................          37
      61,600      * HECLA MINING CO.................................          96
     771,524        HOMESTAKE MINING CO.............................       6,028
     523,291        ILUKA RESOURCES LTD.............................       1,384
      27,600      > IMPALA PLATINUM HOLDINGS LTD....................       1,117
     418,600      * INCO LTD CO.....................................       9,749

                       SEE NOTES TO FINANCIAL STATEMENTS


38 o 1999 CREF Annual Report

          STATEMENT OF INVESTMENTS - Stock Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------

  SHARES                                                             VALUE (000)
  ------                                                             -----------

 METAL MINING--(Continued)
      58,500      * INCO LTD CO (U.S.)..............................     $ 1,375
       6,589        JOHNNIES INDUSTRIAL CORP LTD....................          77
     157,676        JOHNSON MATTHEY PLC.............................       1,757
   5,161,036        MIM HOLDINGS LTD................................       5,303
   1,908,000      * MITSUBISHI MATERIALS CORP.......................       4,665
     526,000        MITSUI MINING & SMELTING CO LTD.................       2,485
     488,284      * NEWCREST MINING LTD.............................       1,662
   1,089,866        NEWMONT MINING CORP.............................      26,702
   1,672,000        NIPPON LIGHT METAL CO LTD.......................       1,554
     658,600        NORANDA, INC....................................       8,817
   3,222,038        NORMANDY MINING LTD.............................       2,278
   5,114,106      > NORTH LTD.......................................      12,016
     366,500        OUTOKUMPU OY SERIES A...........................       5,188
      13,000    *#x PEGASUS GOLD, INC ..............................           0
     305,501        PHELPS DODGE CORP...............................      20,507
     818,700        PLACER DOME, INC................................       8,701
      24,448        PLACER DOME, INC (U.S.) ........................         263
      94,600        RIO ALGOM LTD...................................       1,436
     840,169      > RIO TINTO LTD...................................      17,993
     150,000        RIO TINTO PLC (BR)..............................       2,422
   4,139,987        RIO TINTO PLC (REGD)............................      99,938
     374,434        SMITH (HOWARD) LTD..............................       2,549
     301,052        SONS OF GWALIA..................................       1,005
     109,500        SOUTHERN PERU COPPER CORP.......................       1,690
     208,998      * STILLWATER MINING CO............................       6,662
     807,000      * SUMITOMO METAL MINING CO LTD....................       1,800
       6,800      * SUNSHINE MINING & REFINING CO...................           9
     113,700        TECK CORP LTD (CLASS B).........................       1,067
      35,000        UNION MINIERE GROUP S.A.........................       1,361
   4,351,172      > WMC LTD.........................................      23,922
                                                                     -----------
                                                                         374,950
                                                                     -----------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.34%
      32,600        AMER GROUP LTD PLC SERIES A.....................         662
       1,000      * ASICS CORP......................................           1
     108,800        BIC S.A.........................................       4,952
     228,475      * BLYTH INDUSTRIES, INC...........................       5,612
     361,100        BRADY CORP (CLASS A)............................      12,255
   1,225,800        BULGARI S.P.A...................................      11,016
     471,100        CALLAWAY GOLF CO................................       8,333
      28,100      x*CML GROUP, INC..................................           0
       5,400      * DIRECT FOCUS, INC...............................         150
   1,028,646        HASBRO, INC.....................................      19,609
     186,530      * HEXCEL CORP.....................................       1,038
      17,300      * IDENTIX, INC....................................         157
     604,088        INTERNATIONAL GAME TECHNOLOGY CO................      12,271
      78,350      * JAKKS PACIFIC, INC..............................       1,464
     415,100        JOSTENS, INC....................................      10,092
      50,205        K2, INC.........................................         383
     103,500      * LYDALL, INC.....................................         686
      50,866      * MARVEL ENTERPRISES..............................         280
       3,819      >*MARVEL ENTERPRISES (CLASS A)WTS 10/02/01........           3
       6,468      >*MARVEL ENTERPRISES (CLASS C)WTS 10/02/02.......            3
   2,242,729        MATTEL, INC.....................................      29,436
   2,721,118        MINNESOTA MINING & MANUFACTURING CO.............     266,329
     355,400        NINTENDO CO LTD.................................      59,025
     254,800      x*NU KOTE HOLDINGS, INC (CLASS A).................           7
      79,900        ONEIDA LTD......................................       1,738
      26,700        RHI AG..........................................         769
      67,750        RUSS BERRIE & CO, INC...........................       1,778
     231,900      * SEGA ENTERPRISES LTD............................       7,372
      72,700      * STEINWAY MUSICAL INSTRUMENTS, INC...............       1,472
     140,000      * WMS INDUSTRIES, INC.............................       1,838
                                                                     -----------
                                                                         458,731
                                                                     -----------
 MISCELLANEOUS RETAIL--0.67%
   1,313,128      >*AMAZON.COM, INC.................................      99,962
     355,740      * BARNES & NOBLE, INC.............................       7,337
     171,500      >*BARNESANDNOBLE.COM, INC.........................       2,433
      42,600      * BARNETT, INC....................................         442
      87,200        BLAIR CORP......................................       1,221
   2,526,878        BOOTS CO LTD....................................      24,563
     485,600      * BORDERS GROUP, INC..............................       7,800
       6,848        CASH AMERICA INTERNATIONAL, INC.................          67
     340,390      * CDW COMPUTER CENTERS, INC.......................      26,763
     141,900      * COLDWATER CREEK, INC............................       2,909
   6,168,801        CVS CORP........................................     246,366
      40,600      * DELIA* S, INC...................................         294
     107,500      >*DUANE READE, INC................................       2,963
     246,011      * E4L, INC........................................         615
     138,974      >*EGGHEAD.COM, INC................................       2,250
     100,827        ENESCO GROUP, INC...............................       1,115
       1,035      * ETOYS, INC......................................          27
      26,000      >*FATBRAIN.COM, INC...............................         652
      29,200      x*GENESIS DIRECT, INC.............................           0
   2,811,868        GREAT UNIVERSAL STORES PLC......................      16,436
     114,778        HANCOCK FABRICS, INC............................         359
     362,074      * HANOVER DIRECT, INC.............................       1,313
     407,750      * INSIGHT ENTERPRISES, INC........................      16,565
      32,000      >*ITURF, INC......................................         398
      83,041      * JO-ANN STORES, INC (CLASS A)....................         934
     237,100      * JO-ANN STORES, INC (CLASS B)....................       2,386
     236,100      x*JUMBOSPORTS, INC................................           1
      69,864      * LANDS END, INC..................................       2,428
      21,498        LONGS DRUG STORES CORP..........................         555
      51,000        MATSUMOTOKIYOSHI CO LTD.........................       3,946
     297,000      * MICHAELS STORES, INC............................       8,465
     221,300      * MICRO WAREHOUSE, INC............................       4,094
          48      >*NISSEN CO LTD...................................           0
   4,628,947      * OFFICE DEPOT, INC...............................      50,629
     306,800      * OFFICEMAX, INC..................................       1,687
     412,000        OMNICARE, INC...................................       4,944
      59,400      * PARTY CITY CORP.................................          59
      23,200      * PC CONNECTION, INC..............................         800
     170,000      * PETCO ANIMAL SUPPLIES, INC......................       2,529
     332,700      * PETSMART, INC...................................       1,913
      96,000        PLAYMATES TOYS HOLDINGS LTD.....................           5
     141,400      * QXL.COM PLC LTD.................................       3,322
   1,409,753        RITE AID CORP...................................      15,772
     149,300      * SCHEIN (HENRY), INC.............................       1,988
     119,000      * SHOP AT HOME, INC...............................       1,183
      65,100      * SPIEGEL, INC (CLASS A)..........................         458
   2,850,168      * STAPLES, INC....................................      59,141
     330,195      * STELUX HOLDINGS INTERNATIONAL LTD...............          13
     265,300      * SUNGLASS HUT INTERNATIONAL, INC.................       2,985
     222,900      * SYSTEMAX, INC...................................       1,895
     483,576        TIFFANY & CO....................................      43,159
   1,609,241      * TOYS R US, INC..................................      23,032
     122,089      * U.S. OFFICE PRODUCTS CO.........................         382
      17,739      >*UBID, INC.......................................         470
      22,900      >*VALUE AMERICA, INC..............................         116
      85,000      * VALUEVISION INTERNATIONAL, INC..................       4,872
   6,233,092        WALGREEN CO.....................................     182,318
      43,600      * WHITEHALL JEWELLERS, INC........................       1,608
     354,997      * ZALE CORP.......................................      17,173
                                                                     -----------
                                                                         908,112
                                                                     -----------
 MOTION PICTURES--0.73%
     115,650      * AMC ENTERTAINMENT, INC..........................         997
      75,000      * AOI ADVERTISING PROMOTION, INC..................       1,342
      48,400      * CARMIKE CINEMAS, INC (CLASS A)..................         378
  14,152,936        DISNEY (WALT) CO................................     413,973

                       SEE NOTES TO FINANCIAL STATEMENTS


                                                    1999 CREF Annual Report o 39

          STATEMENT OF INVESTMENTS - Stock Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------

  SHARES                                                             VALUE (000)
  ------                                                             -----------

 MOTION PICTURES--(Continued)
     199,250        EM.TV & MERCHANDISING AG........................    $ 12,847
      24,431      * GC COS, INC.....................................         632
     295,100      * HOLLYWOOD ENTERTAINMENT CORP....................       4,279
      13,800      * LOWES CINEPLEX ENTERTAINMENT CORP...............          81
     100,197      >*METRO-GOLDWYN-MAYER, INC........................       2,361
     393,300      * METROMEDIA INTERNATIONAL GROUP, INC.............       1,868
      11,500      * ON COMMAND CORP.................................         213
      84,900      >*PIXAR, INC......................................       3,003
   2,128,392      * RANK GROUP PLC..................................       6,736
     317,000        SHAW BROTHER LTD (HONG KONG)....................         369
   7,458,391        TIME WARNER, INC................................     540,267
      88,000        TOEI CO.........................................         487
      48,240        TOHO CO LTD.....................................       7,049
       3,300      * VALLEY MEDIA, INC...............................          23
                                                                     -----------
                                                                         996,905
                                                                     -----------
 NONDEPOSITORY INSTITUTIONS--1.51%
     614,200        ACOM CO LTD.....................................      60,134
      52,244      > ADVANTA CORP (CLASS A)..........................         953
     103,397        ADVANTA CORP (CLASS B)..........................       1,454
     155,200      * AFRICAN BANK INVESTMENTS LTD....................         320
     185,000        AIFUL CORP......................................      22,618
      45,340        ALLIED CAPITAL CORP.............................         830
   2,845,917        AMERICAN EXPRESS CO.............................     473,134
     455,220      * AMERICREDIT CORP................................       8,422
      99,700      * AMRESCO, INC....................................         140
     319,481      * ARCADIA FINANCIAL LTD...........................       1,418
   7,166,654        ASSOCIATES FIRST CAPITAL CORP...................     196,635
   1,321,863        CAPITAL ONE FINANCIAL CORP......................      63,697
      46,052        CHARTER MUNICIPAL MORTGAGE ACCEPTANCE...........         541
     233,400        CIT GROUP, INC (CLASS A)........................       4,931
      99,400     >x*CITYSCAPE FINANCIAL CORP .......................           1
      45,500      * COMPUCREDIT CORP................................       1,752
      67,100      >*CONTIFINANCIAL CORP.............................          16
     449,887        CORPORACION FINANCIERE ALBA S.A.................      15,392
     711,629        COUNTRYWIDE CREDIT INDUSTRIES, INC..............      17,969
     279,300      >*CREDIT ACCEPTANCE CORP..........................       1,030
     223,043        CREDIT SAISON CO LTD............................       3,883
      29,900      >*CREDITRUST CORP.................................         230
     237,000        DORAL FINANCIAL CORP............................       2,918
      58,100      * DVI, INC........................................         882
       1,600      * FEDERAL AGRICULTURE MORTGAGE CORP...............          32
   6,074,884        FEDERAL NATIONAL MORTGAGE ASSOCIATION...........     379,301
      37,600      * FINANCIAL FEDERAL CORP..........................         858
     314,600      >*FINET.COM, INC..................................         413
     410,001        FINOVA GROUP, INC...............................      14,555
      96,000      * FIRST SIERRA FINANCIAL, INC.....................       1,644
     365,812      >*FIRSTPLUS FINANCIAL GROUP, INC..................          26
   1,640,650        FIRSTRAND LTD...................................       2,346
   4,014,124        FREDDIE MAC.....................................     188,915
   6,117,276        HALIFAX PLC.....................................      67,809
     241,308        HELLER FINANCIAL, INC...........................       4,841
   3,013,628        HOUSEHOLD INTERNATIONAL, INC....................     112,258
      26,400      * IMC MORTGAGE CO.................................           0
     102,100      * IMPERIAL CREDIT INDUSTRIES, INC.................         638
   2,241,493        ING GROEP NV....................................     135,356
     376,776        IRISH LIFE & PERMANENT PLC......................       3,568
     109,042        IRISH LIFE & PERMANENT PLC (UNITED KINGDOM).....       1,048
      62,000        JACCS CO........................................         243
     261,500        LEUCADIA NATIONAL CORP..........................       6,047
       5,900        MEDALLION FINANCIAL CORP........................         106
   1,406,150        MEDIOBANCA S.P.A................................      14,350
       7,056        MERCAPITAL S.A..................................          36
     596,516        METRIS COS, INC.................................      21,288
       3,555      * MFN FINANCIAL CORP..............................          23
       4,123      * MFN FINANCIAL CORP WTS SERIES A 03/23/02........           2
       4,123      * MFN FINANCIAL CORP WTS SERIES B 03/23/03........           1
       4,123      * MFN FINANCIAL CORP WTS SERIES C 03/23/04........           1
      10,300      * NEW CENTURY FINANCIAL CORP......................         162
      62,400      >*NEXTCARD, INC...................................       1,802
      43,000        NICHIEI CO LTD (KYOTO)..........................         934
     464,000        NIPPON SHINPAN CO LTD...........................       1,080
      65,501      * NORTHERN ROCK PLC...............................         418
           2      * OMEGA WORLDWIDE, INC............................           0
     118,900        ORIX CORP.......................................      26,771
          47        PACIFIC CREST CAPITAL, INC......................           1
     102,800        POWER FINANCIAL CORP............................       1,703
         700      * PRISM FINANCIAL CORP............................           4
     263,959        PROVIDENT FINANCIAL PLC.........................       2,984
     148,100        RESOURCE AMERICA, INC (CLASS A).................       1,166
          25        RESOURCE BANCSHARES MORTGAGE GROUP, INC.........           0
     781,754        SCHROEDERS LTD..................................      15,728
     165,732        SHOHKOH FUND & CO...............................      65,570
     824,490        SLM HOLDINGS CORP...............................      34,835
     132,800     >x*SOUTHERN PACIFIC FUNDING CORP...................           4
      12,900        STUDENT LOAN CORP...............................         643
     409,800        TAKEFUJI CORP...................................      51,265
     593,700      * UNICAPITAL CORP.................................       2,189
       7,800     >x*UNITED COS FINANCIAL CORP.......................           1
      27,300      * WFS FINANCIAL, INC..............................         577
                                                                     -----------
                                                                       2,042,842
                                                                     -----------
 NONMETALLIC MINERALS, EXCEPT FUELS--0.04%
     179,650        AMCOL INTERNATIONAL CORP........................       2,897
     139,600        JOHNS MANVILLE CORP.............................       1,954
     258,463        MARTIN MARIETTA MATERIALS, INC..................      10,597
      92,000        POTASH CORP OF SASKATCHEWAN, INC................       4,381
     208,000        POTASH CORP OF SASKATCHEWAN, INC (U.S.).........      10,023
     537,200        VULCAN MATERIALS CO.............................      21,454
                                                                     -----------
                                                                          51,306
                                                                     -----------
 OIL AND GAS EXTRACTION--1.05%
     375,700        ALBERTA ENERGY LTD..............................      11,667
     989,728        ANADARKO PETROLEUM CORP.........................      33,774
     236,544      * ANDERSON EXPLORATION LTD........................       2,816
   3,633,188        APACHE CORP.....................................     134,201
      82,000      * ATWOOD OCEANICS, INC............................       3,167
      89,600      * BASIN EXPLORATION, INC..........................       1,579
     118,664      * BELCO OIL & GAS CORP............................         653
      91,224        BERRY PETROLEUM CO (CLASS A)....................       1,380
     352,810      * BJ SERVICES CO..................................      14,752
      21,700      * BJ SERVICES CO WTS 04/13/00.....................       1,177
   2,000,000      * BRITISH-BORNEO OIL & GAS PLC....................       4,344
     134,700      * BROWN (TOM), INC................................       1,802
   4,854,672        BURLINGTON RESOURCES, INC.......................     160,508
     147,000        CABOT OIL & GAS CORP (CLASS A)..................       2,361
      90,000      * CABRE EXPLORATION LTD...........................         745
      74,200      * CAL DIVE INTERNATIONAL, INC.....................       2,458
     131,175      * CANADIAN HUNTER EXPLORATION, INC................       2,150
     242,494      * CANADIAN NATURAL RESOURCES LTD..................       5,899
     265,430        CANADIAN OCCIDENTAL PETROLEUM LTD...............       5,220
     319,700      >*CHESAPEAKE ENERGY CORP..........................         759
     123,000      * COFLEXIP S.A....................................       8,941
      77,900      x*COHO ENERGY, INC................................          33
     143,450        CONSOL ENERGY, INC..............................       1,452
      13,080      * CONTOUR ENERGY CO...............................           7
      70,000      * CRESTAR ENERGY, INC.............................         959
     314,750        CROSS TIMBERS OIL CO............................       2,852
     265,899        DEVON ENERGY CORP (NEW).........................       8,741
     417,800        DIAMOND OFFSHORE DRILLING, INC..................      12,769
          40      x*EAGLE GEOPHYSICAL, INC..........................           0
     278,161      * EEX CORP........................................         817
   1,312,485        ENSCO INTERNATIONAL, INC........................      30,023
     603,000        EOG RESOURCES, INC..............................      10,590

                       SEE NOTES TO FINANCIAL STATEMENTS


40 o 1999 CREF Annual Report

          STATEMENT OF INVESTMENTS - Stock Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------

  SHARES                                                             VALUE (000)
  ------                                                             -----------

 OIL AND GAS EXTRACTION--(Continued)
     304,280      * EQUITY OIL CO...................................$        342
         300      * EVERGREEN RESOURCES, INC........................           6
   1,295,523        FLETCHER CHALLENGE LTD (ENERGY DIVISION)........       3,383
     226,200      x*FORCENERGY GAS EXPLORATION, INC.................         115
     210,634      * FOREST OIL CORP.................................       2,778
     220,915      * FRIEDE GOLDMAN HALTER, INC......................       1,533
     436,600      * GLOBAL INDUSTRIES LTD...........................       3,766
     875,640      * GLOBAL MARINE, INC..............................      14,558
   1,556,899      * GREY WOLF, INC..................................       4,476
     459,800      * GULF CANADA RESOURCES LTD.......................       1,507
   2,419,192        HALLIBURTON CO..................................      97,372
     187,900      >*HANOVER COMPRESSOR CO...........................       7,093
     137,397      >*HARKEN ENERGY CORP..............................         103
     456,749        HELMERICH & PAYNE, INC..........................       9,963
      53,937      * HOUSTON EXPLORATION CO..........................       1,069
     106,261      * HS RESOURCES, INC...............................       1,833
     201,800        IHC CALAND NV...................................       7,370
     953,664        IMPERIAL OIL LTD................................      20,401
     757,443        KERR-MCGEE CORP.................................      46,961
     515,519      * KEY ENERGY SERVICES, INC........................       2,674
   1,371,899        LONDON & SCOTTISH MARINE OIL PLC................       2,608
     122,792      * LOUIS DREYFUS NATURAL GAS CORP..................       2,226
     351,800      * MARINE DRILLING CO, INC.........................       7,894
      77,929      * MCMORAN EXPLORATION CO..........................       1,646
      46,400      * MERIDIAN RESOURCE CORP..........................         142
      21,211        MITCHELL ENERGY & DEVELOPMENT CORP   (CLASS A)..         468
     207,600        MITCHELL ENERGY & DEVELOPMENT CORP   (CLASS B)..       4,476
     507,973      * NABORS INDUSTRIES, INC..........................      15,715
     240,000      * NEW HORIZONS WORLDWIDE, INC.....................       2,850
      52,100      * NEWFIELD EXPLORATION CO.........................       1,394
     353,700        NOBLE AFFILIATES, INC...........................       7,582
   1,017,525      * NOBLE DRILLING CORP.............................      33,324
   3,039,216      * NOVUS PETROLEUM LTD.............................       2,884
     122,500      * NUEVO ENERGY CO.................................       2,297
   1,648,747        OCCIDENTAL PETROLEUM CORP.......................      35,654
   1,034,762      * OCEAN ENERGY, INC (NEW).........................       8,019
     294,400      * OCEANEERING INTERNATIONAL, INC..................       4,398
         500      * OCELOT ENERGY, INC (CLASS B)....................           1
      33,000        OMV AKTIENGESELLS AG............................       3,208
     889,686      * PARKER DRILLING CO..............................       2,836
     219,900      * PATTERSON ENERGY, INC...........................       2,859
      28,000        PENN VIRGINIA CORP..............................         469
     148,400      * PETROLEUM GEO-SERVICES AS.......................       2,650
     962,400      * PIONEER NATURAL RESOURCES CO....................       8,601
      50,900        POGO PRODUCING CO...............................       1,043
     215,100      * PRIDE INTERNATIONAL, INC........................       3,146
     928,878      * R & B FALCON CORP...............................      12,308
         500        RANGE RESOURCES CORP............................           2
     228,500      * RANGER OIL LTD..................................         710
     242,950      * RENAISSANCE ENERGY LTD..........................       2,431
     484,068      * ROWAN COS, INC..................................      10,498
     598,944        RPC, INC........................................       3,444
      25,000        SANTA FE INTERNATIONAL CORP.....................         647
   1,083,760      * SANTA FE SNYDER CORP............................       8,670
     721,600        SCHLUMBERGER LTD................................      40,590
     148,700      * SEITEL, INC.....................................       1,004
          50      * SERVAL GROWTH FUND TRUST (UNITS)................           0
   6,529,633        SHELL TRANSPORT & TRADING CO PLC................      54,246
      43,500        SMEDVIG AS SERIES A.............................         543
     108,200        ST. MARY LAND & EXPLORATION CO..................       2,678
      47,900      * STONE ENERGY CORP...............................       1,706
       2,400      * SWIFT ENERGY CO.................................          28
      88,076      * SYNTROLEUM CORP.................................         716
   2,470,765        TOTAL FINA S.A..................................     329,815
     162,677        TOTAL FINA S.A. SERIES B........................      21,879
     163,377      * TOTAL FINA S.A. (STRIP VVPR)....................           2
       2,025      * TOTAL FINA WTS 08/05/03.........................          58
     154,654      * TRANSMONTAIGNE, INC.............................       1,083
     770,301      * TRANSOCEAN SEDCO FOREX, INC.....................      25,950
       6,623      x*TRANSTEXAS GAS CORP.............................           1
          35      * TRITON ENERGY LTD...............................           1
      62,700      * TUBOSCOPE, INC..................................         995
     375,363      * TULLOW OIL PLC..................................         488
   1,868,191        UNION PACIFIC RESOURCES GROUP, INC..............      23,819
      86,200      * UTI ENERGY CORP.................................       1,988
     108,700        VASTAR RESOURCES, INC...........................       6,413
     125,300      * VERITAS DGC, INC................................       1,754
     277,900      * VINTAGE PETROLEUM, INC..........................       3,352
     435,550      * WEATHERFORD INTERNATIONAL.......................      17,395
                                                                     -----------
                                                                       1,429,503
                                                                     -----------
 PAPER AND ALLIED PRODUCTS--0.71%
     233,800        ABITIBI CONSOLIDATED, INC.......................       2,727
      83,147      * ACX TECHNOLOGIES, INC...........................         889
   1,452,383      > AMCOR LTD.......................................       6,781
      14,309      * AMERICAN PAD & PAPER CO.........................           3
   1,309,696        ARJO WIGGINS APPLETON PLC.......................       4,758
     139,000      * ASSIDOMAN AB....................................       2,265
     539,231        AVERY DENNISON CORP.............................      39,296
     187,600        BEMIS, INC......................................       6,543
     379,132        BOISE CASCADE CORP..............................      15,355
     129,996        BOWATER, INC....................................       7,060
     290,127      * BUCKEYE TECHNOLOGIES, INC.......................       4,316
     110,980        BUHRMANN NV.....................................       1,672
   1,167,120        BUNZL PLC.......................................       6,426
     320,200        CARAUSTAR INDUSTRIES, INC.......................       7,685
     164,970        CARTIERE BURGO S.P.A............................       1,087
     598,090        CHAMPION INTERNATIONAL CORP.....................      37,044
     119,600        CHESAPEAKE CORP.................................       3,648
     345,164        CONSOLIDATED PAPERS, INC........................      10,981
       3,305      * CROWN VANTAGE, INC..............................           7
     396,200        DOMTAR, INC.....................................       4,675
          50        DONOHUE, INC (CLASS A)..........................           1
     462,680      >*EARTHSHELL CORP.................................       1,909
      42,917        EMPRESA NATIONAL DE CELULOSAS S.A...............         858
   2,331,346        FLETCHER CHALLENGE LTD (PAPER DIVISION).........       1,632
   4,217,953        FORT JAMES CORP.................................     115,466
     777,988      * GAYLORD CONTAINER CO............................       5,300
     291,648        GLATFELTER (P.H.) CO............................       4,247
      43,300        GREIF BROTHERS CORP (CLASS A)...................       1,288
   2,207,188        INTERNATIONAL PAPER CO..........................     124,568
      40,500        INVESTIMENTOS PARTICIPACOES E GESTAO............         332
     162,400      * IVEX PACKAGING CORP.............................       1,624
   7,230,215        JEFFERSON SMURFIT GROUP PLC.....................      21,852
   3,481,649        KIMBERLY-CLARK CORP.............................     227,178
     311,600        LONGVIEW FIBRE CO...............................       4,440
     238,361      * MAIL-WELL, INC..................................       3,218
      14,800        MAYR-MELNHOF KARTON AG..........................         686
     550,032        MEAD CORP.......................................      23,892
     954,000        MITSUBISHI PAPER MILLS LTD......................       1,278
     150,100        NAMPAK LTD......................................         450
     282,000        NEXFOR, INC.....................................       1,635
     520,000        NGK INSULATORS LTD..............................       3,860
   1,344,000        NIPPON PAPER INDUSTRIES CO......................       7,401
      58,500        NORSKE SKOGINDUSTRIER SERIES A..................       3,054
       2,400        NORSKE SKOGINDUSTRIER SERIES B..................         101
   2,073,334        OJI PAPER CO LTD................................      12,472
      65,600      * PLAYTEX PRODUCTS, INC...........................       1,009
     132,419        PORTUCEL INDUSTRIA EMPRESA......................         911
       4,959        POTLATCH CORP...................................         221

                       SEE NOTES TO FINANCIAL STATEMENTS


                                                    1999 CREF Annual Report o 41

          STATEMENT OF INVESTMENTS - Stock Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------

  SHARES                                                             VALUE (000)
  ------                                                             -----------

 PAPER AND ALLIED PRODUCTS--(Continued)
     203,004        RENO DE MEDICI S.P.A............................$        552
       7,000      * REPAP ENTERPRISES, INC..........................           0
      59,014        REPUBLIC GROUP, INC.............................         893
   1,083,111        REXAM PLC.......................................       4,372
      86,400        ROCK-TENN CO (CLASS A)..........................       1,274
      63,529        SAPPI LTD.......................................         628
     890,496      > SCA AB SERIES B.................................      26,404
     108,556        SCHWEITZER-MAUDUIT INTERNATIONAL, INC...........       1,459
     233,714      * SHOREWOOD PACKAGING CORP........................       4,426
     579,079        SMURFIT (JEFFERSON) GROUP PLC...................       1,720
   3,020,054      * SMURFIT-STONE CONTAINER CORP....................      73,991
     631,561        SONOCO PRODUCTS CO..............................      14,368
     203,400        ST. JOE CO......................................       4,945
     357,290        TEMPLE-INLAND, INC..............................      23,559
     143,300        UNI CHARM CORP..................................       8,255
     316,000      > UPM-KYMMENE OY..................................      12,734
     401,432        WAUSAU-MOSINEE PAPER CORP.......................       4,692
     511,221        WESTVACO CORP...................................      16,679
     503,472        WILLAMETTE INDUSTRIES, INC......................      23,380
                                                                     -----------
                                                                         958,432
                                                                     -----------
 PERSONAL SERVICES--0.05%
     694,300        BLOCK (H&R), INC................................      30,376
      69,900      * CARRIAGE SERVICES, INC (CLASS A)................         415
     374,254        CINTAS CORP.....................................      19,882
      44,400      * COINSTAR, INC...................................         622
      85,987        CPI CORP........................................       1,940
     116,100        G & K SERVICES, INC (CLASS A)...................       3,759
     174,600        REGIS CORP......................................       3,296
     927,815        SERVICE CORP INTERNATIONAL......................       6,437
      93,961        UNIFIRST CORP...................................       1,186
                                                                     -----------
                                                                          67,913
                                                                     -----------
 PETROLEUM AND COAL PRODUCTS--3.50%
     556,286        AMERADA HESS CORP...............................      31,569
      59,100        ARABIAN OIL CO LTD..............................       1,017
     404,087        ASHLAND, INC....................................      13,310
   5,575,492        ATLANTIC RICHFIELD CO...........................     482,280
  21,872,572        BP AMOCO PLC....................................     219,852
      73,932        BP AMOCO PLC (SPONS ADR)........................       4,385
   4,434,136      > BROKEN HILL PROPRIETARY CO LTD..................      58,046
          83        BURMAH CASTROL PLC..............................           2
   4,266,582        CHEVRON CORP....................................     369,593
   4,585,252        CONOCO, INC (CLASS B)...........................     114,058
   1,863,000        COSMO OIL CO LTD................................       2,788
     194,350        ELCOR CORP......................................       5,855
   9,522,780      > ENTE NAZIONALE IDROCARBURI S.P.A................      52,382
  30,972,200        EXXON MOBIL CORP................................   2,495,198
   1,200,000        FORTUM OYJ......................................       5,440
      62,000        JAPAN ENERGY CORP...............................          56
     312,880        MURPHY OIL CORP.................................      17,951
   2,914,925        NIPPON MITSUBISHI OIL CO........................      12,830
     462,182        NORSK HYDRO AS..................................      19,396
     481,451        PENNZOIL-QUAKER STATE CO........................       4,905
      12,700        PETRO-CANADA (NON-RESIDENT).....................         179
     683,100        PETRO-CANADA (VARIABLE-VOTE)....................       9,640
   1,428,717        PHILLIPS PETROLEUM CO...........................      67,150
   2,608,422        REPSOL S.A......................................      60,493
   5,396,545        ROYAL DUTCH PETROLEUM CO........................     330,826
   1,453,317      > SANTOS LTD......................................       3,947
     192,484        SASOL LTD.......................................       1,598
     574,000        SHOWA SHELL SEKIYU K.K..........................       2,532
     264,700        SUNCOR ENERGY, INC..............................      11,033
     568,542        SUNOCO, INC.....................................      13,361
     668,176        TEIKOKU OIL CO LTD..............................       2,026
     199,981      * TESORO PETROLEUM CORP...........................       2,312
   3,136,766        TEXACO, INC.....................................     170,366
   1,302,025        TOSCO CORP......................................      35,399
   1,067,599        ULTRAMAR DIAMOND SHAMROCK CORP..................      24,221
   1,338,190        UNOCAL CORP.....................................      44,913
   2,122,289        USX-MARATHON GROUP, INC.........................      52,394
     315,400      * VALERO ENERGY CORP..............................       6,269
     196,500        WD-40 CO........................................       4,348
      28,450        WOODSIDE PETROLEUM LTD..........................         209
                                                                     -----------
                                                                       4,754,129
                                                                     -----------

 PIPELINES, EXCEPT NATURAL GAS--0.01%
     368,660        ENBRIDGE, INC...................................       7,289
     159,076        ENBRIDGE, INC (U.S.)............................       3,201
                                                                     -----------
                                                                          10,490
                                                                     -----------
 PRIMARY METAL INDUSTRIES--0.85%
      55,950        ACERINOX S.A....................................       2,232
      22,940      * ACME METALS, INC................................           6
     341,320        AK STEEL HOLDINGS CORP..........................       6,442
     588,200        ALCAN ALUMINUM CO LTD...........................      24,111
   3,596,208        ALCOA, INC......................................     298,485
     373,407        ALLEGHENY TECHNOLOGIES, INC.....................       8,378
      82,700      * ALPINE GROUP, INC...............................       1,065
      30,720        BEKAERT S.A.....................................       1,705
     154,500        BELDEN, INC.....................................       3,245
     784,021      * BETHLEHEM STEEL CORP............................       6,566
         200        BILLITON PLC....................................           1
     163,000        BIRMINGHAM STEEL CORP...........................         866
       3,712      * BOLIDEN LTD SDR.................................          11
      45,500        BRUSH WELLMAN, INC..............................         765
     184,376      * CABLE DESIGN TECHNOLOGIES CO....................       4,241
     135,122        CARPENTER TECHNOLOGY CORP.......................       3,707
      74,100        CO STEEL, INC...................................         869
  14,875,000        COMPANIA SIDERURGICA NACIONAL S.A...............         576
   5,575,776      * CORUS GROUP PLC.................................      14,495
      51,000        CURTISS WRIGHT CORP.............................       1,881
      78,500        DANIELI & CO....................................         443
     269,104        DOFASCO, INC....................................       5,293
      68,550      * ENCORE WIRE CORP................................         523
     527,755        ENGELHARD CORP..................................       9,961
      17,400      * FALCK AS........................................       1,826
     190,529        GENERAL CABLE CORP..............................       1,441
      90,270        GERDAU METALURGICA S.A..........................           3
     101,300        GIBRALTAR STEEL CORP............................       2,368
      44,000        GRANGES AB......................................         919
      93,560        IMCO RECYCLING, INC.............................       1,181
     217,000        INTERMET CORP...................................       2,523
      75,389        ISCOR LTD.......................................         285
       1,000      * IVACO, INC (CLASS A)............................           3
   1,145,000      * JAPAN STEEL WORKS LTD...........................       1,254
     152,800      * KAISER ALUMINUM CORP............................       1,175
   3,806,000      * KAWASAKI STEEL CORP.............................       6,812
      14,859      * LONE STAR TECHNOLOGIES, INC.....................         414
     818,900        LTV CORP........................................       3,378
      78,600        MADECO S.A. ADR.................................         874
   2,014,221      * MANNESMANN AG. (REGD)...........................     486,000
      61,300        MATTHEWS INTERNATIONAL CORP (CLASS A)...........       1,686
      63,300      * MAVERICK TUBE CORP..............................       1,563
      46,062      * MAXXAM, INC.....................................       1,975
     196,265        METAL MANUFACTURES LTD..........................         289
     340,300      * MUELLER INDUSTRIES, INC.........................      12,336
     826,450        NATIONAL IRON & STEEL MILLS LTD.................       1,647
     123,400        NATIONAL STEEL CORP (CLASS B)...................         918
       1,000        NIPPON DENKO CO LTD.............................           1
  10,693,000        NIPPON STEEL CORP...............................      24,996
     226,200      >*NKK CORP........................................         153
       9,046        NKT HOLDINGS AS.................................         506
     626,000        NUCOR CORP......................................      34,313

                       SEE NOTES TO FINANCIAL STATEMENTS


42 o 1999 CREF Annual Report

          STATEMENT OF INVESTMENTS - Stock Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------

  SHARES                                                             VALUE (000)
  ------                                                             -----------

 PRIMARY METAL INDUSTRIES--(Continued)
      20,000      >*OPTICAL CABLE CORP..............................$        400
     162,600        OREGON STEEL MILLS, INC.........................       1,291
     133,459        PECHINEY S.A....................................       9,539
     144,050        PRECISION CAST PARTS CORP.......................       3,781
     424,152        PREUSSAG AKTIEGESELLSCHAFT AG...................      23,630
      35,000      #*PROMET BERHAD...................................           3
     168,729        QUANEX CORP.....................................       4,303
     575,200        RAUTARUUKKI SERIES K............................       4,027
     302,490        REYNOLDS METALS CO..............................      23,178
      73,383      > ROUGE INDUSTRIES, INC (CLASS A).................         578
      94,000      >*RTI INTERNATIONAL METALS........................         705
      84,137        RYERSON TULL, INC...............................       1,635
     196,850      * SALZGITTER AG...................................       1,864
     643,101        SIDERCA S.A. (CLASS A)..........................       1,351
      30,520      #*SILVERSTONE BERHAD..............................           0
         400      * SPECIAL METALS CORP.............................           1
      80,900      * STEEL DYNAMICS, INC.............................       1,289
     371,700        STELCO, INC (CLASS A)...........................       2,770
     844,000      >*SUMITOMO HEAVY INDUSTRIES LTD...................       2,311
   7,927,000      * SUMITOMO METAL INDUSTRIES LTD...................       5,970
     139,456        SUPERIOR TELECOM, INC...........................       2,153
      98,050        SVENSKT STAL AB SERIES A (SSAB) ................       1,523
      40,350        SVENSKT STAL AB SERIES B........................         593
     139,771        TEXAS INDUSTRIES, INC...........................       5,949
   1,275,350      * THYSSEN KRUPP AG................................      38,867
       1,958        TITAN INTERNATIONAL, INC........................          13
     105,800      > TITANIUM METALS CORP............................         476
      30,300        TOKYO STEEL MANUFACTURING CO LTD................         107
     141,580        TRELLEBORG AB SERIES B FREE.....................       1,274
     158,940        USINOR..........................................       2,986
     483,714        USX-US STEEL GROUP, INC.........................      15,963
     122,000        VOEST-ALPINE STAHL AG...........................       4,757
      94,500      * WOLVERINE TUBE, INC.............................       1,335
     462,112        WORTHINGTON INDUSTRIES, INC.....................       7,654
                                                                     -----------
                                                                       1,158,982
                                                                     -----------

 PRINTING AND PUBLISHING--0.77%
       2,800      * AGEFI GROUPE S.A................................       1,073
     124,845        AMERICAN BUSINESS PRODUCTS, INC.................       1,459
     387,100        AMERICAN GREETINGS CORP (CLASS A)...............       9,145
      49,700      * APPLIED GRAPHICS TECHNOLOGIES, INC..............         429
     317,200        BANTA CORP......................................       7,157
     276,270        BELO (A.H.) CORP SERIES A.......................       5,266
     351,800       #BELO (A.H.) CORP SERIES B.......................       6,706
     234,440        BOWNE & CO, INC.................................       3,165
     215,200        CENTRAL NEWSPAPERS, INC (CLASS A)...............       8,474
      88,400      * CONSOLIDATED GRAPHICS, INC......................       1,320
      31,892      * CSS INDUSTRIES, INC.............................         682
   1,539,662      > DAI NIPPON PRINTING CO LTD......................      24,547
     102,600      * DAY RUNNER, INC.................................         401
     680,729        DELUXE CORP.....................................      18,678
     600,508        DONNELLEY (R.R.) & SONS CO......................      14,900
       4,000        DOW JONES & CO, INC.............................         272
    406,300       # DOW JONES & CO, INC (CLASS B)...................      27,628
   1,808,568        ELSEVIER UTIGEVERSMIJ NV........................      21,609
     101,000      * EMAP PLC........................................       2,087
     125,825      * FRANKLIN COVEY CO...............................         944
       1,000      * GAKKEN CO LTD...................................           2
   1,959,446        GANNETT CO, INC.................................     159,817
     169,600      * GIBSON GREETINGS, INC...........................       1,521
      13,300      x*GOLDEN BOOKS FAMILY ENTERTAINMENT, INC..........           2
     398,595        HARLAND (JOHN H.) CO............................       7,299
     275,600        HARTE-HANKS, INC................................       5,994
      18,800      > HOLLINGER INTERNATIONAL, INC....................         243
      72,800        HOUGHTON MIFFLIN CO.............................       3,071
       2,500      * IDG BOOKS WORLDWIDE, INC........................          29
     387,889        INDEPENDENT NEWS & MEDIA PLC....................       2,544
         600      * INFORMATION HOLDINGS, INC.......................          17
      70,938      * JOURNAL REGISTER CO.............................       1,095
      15,000      * KADOKAWA SHOTEN PUBLISHING CO, LTD..............       5,047
     297,505        KNIGHT-RIDDER, INC..............................      17,702
     289,900        LEE ENTERPRISES, INC............................       9,259
      14,400      # LEE ENTERPRISES, INC (CLASS B)..................         460
      37,135        MCCLATCHY CO (CLASS A)..........................       1,606
   1,159,450        MCGRAW HILL COS, INC............................      71,451
     142,629        MEDIA GENERAL, INC (CLASS A)....................       7,417
      41,400        MEREDITH CORP...................................       1,726
     320,900      # MEREDITH CORP (CLASS B).........................      13,378
     399,700        MONDADORI (ARNOLDO) EDITORE S.P.A...............      12,684
      89,308        MOORE CORP LTD..................................         530
      20,800        NASPERS LTD.....................................         189
      79,300        NEW ENGLAND BUSINESS SERVICES, INC..............       1,938
     168,000      * NEW STRAITS TIMES PRESS BERHAD .................         405
   1,051,207        NEW YORK TIMES CO (CLASS A).....................      51,641
   6,339,048        NEWS CORP LTD...................................      61,362
      51,000      * OAKHILL GROUP PLC...............................          17
      21,000        ONE MEDIA CORP LTD..............................         450
     763,800      * ORIENTAL PRESS GROUP............................          97
      49,025      * PAXAR CORP......................................         414
   3,471,546        PEARSON PLC.....................................     112,334
     131,319        PENTON MEDIA, INC...............................       3,152
     834,100      * POLIGRFICI EDITORIALE S.P.A.....................       3,067
     900,222      * PRIMEDIA, INC...................................      14,854
       2,700        PULITZER, INC...................................         109
      98,200        QUEBECOR PRINTING, INC..........................       2,185
     277,100        QUEBECOR, INC (CLASS B).........................       7,362
      47,527      * R.H. DONNELLEY CORP.............................         897
     403,525        READER'S DIGEST ASSOCIATION, INC (CLASS A)
                     (NON-VOTE)                                           11,803
   2,347,697        REED INTERNATIONAL PLC..........................      17,570
     437,800        REYNOLDS & REYNOLDS CO (CLASS A)................       9,851
       3,500        SCHAWK, INC (CLASS A)...........................          30
     232,000        SCHIBSTED ASA...................................       4,317
     423,950      * SCHOLASTIC CORP.................................      26,364
      16,459      * SCIENTIFIC GAMES HOLDINGS CORP..................         273
     218,995        SCRIPPS (E.W.) CO (CLASS A).....................       9,814
      34,000      * SHOBUNSHA PUBLICATIONS, INC.....................       2,128
     773,846        SINGAPORE PRESS HOLDINGS LTD....................      16,768
   3,938,000        SOUTH CHINA MORNING POST........................       3,394
      78,500        STANDARD REGISTER, INC..........................       1,521
   1,404,250        THOMSON CORP....................................      36,824
      68,810        TIMES MIRROR CO SERIES A........................       4,610
    242,859       # TIMES MIRROR CO SERIES C........................      16,272
      84,000        TOPPAN FORMS CO LTD.............................       2,259
     880,000        TOPPAN PRINTING CO LTD..........................       8,779
     226,590      * TOPPS, INC......................................       2,351
   1,208,034        TRIBUNE CO......................................      66,517
     253,200        WALLACE COMPUTER SERVICES, INC..................       4,209
      52,824        WASHINGTON POST CO (CLASS B)....................      29,364
     200,576        WILEY (JOHN) & SONS, INC (CLASS A)..............       3,360
     650,572      >*WOLTERS KLUWER NV...............................      22,022
       2,067      * WORKFLOW MANAGEMENT, INC........................          59
     165,000      * ZIFF-DAVIS, INC-ZDNET...........................       2,609
                                                                     -----------
                                                                       1,042,377
                                                                     -----------

 RAILROAD TRANSPORTATION--0.28%
     598,326        BRAMBLES INDUSTRIES LTD.........................      16,496
   3,234,969        BURLINGTON NORTHERN SANTA FE CORP...............      78,448
     143,400        CANADIAN NATIONAL RAILWAY CO (CANADA)...........       3,780
     732,300        CANADIAN PACIFIC LTD............................      15,691
     131,700        CANADIAN PACIFIC LTD (U.S.) (NEW)...............       2,840
   1,275,572        CSX CORP........................................      40,021
     180,001        FLORIDA EAST COAST INDUSTRIES, INC..............       7,515

                       SEE NOTES TO FINANCIAL STATEMENTS


                                                    1999 CREF Annual Report o 43

          STATEMENT OF INVESTMENTS - Stock Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------

  SHARES                                                             VALUE (000)
  ------                                                             -----------

 RAILROAD TRANSPORTATION--(Continued)
      40,639      > HANKYU CORP.....................................$        145
     757,910        KANSAS CITY SOUTHERN INDUSTRIES, INC............      56,559
     868,000        KEIHIN ELECTRIC EXPRESS RAILWAY.................       2,971
   2,002,203        KINKI NIPPON RAILWAY CO LTD.....................       8,029
     180,689        MAYNE NICKLESS LTD..............................         465
      51,875        NAGOYA RAILROAD CO LTD..........................         152
   1,418,000      > NIPPON EXPRESS CO LTD...........................       7,836
   2,009,736        NORFOLK SOUTHERN CORP...........................      41,200
     166,200        PROVIDENCE AND WORCESTER RAILROAD CO............       1,330
   1,431,488        RAILTRACK GROUP PLC.............................      24,039
   1,243,000        TOBU RAILWAY CO LTD.............................       3,647
      82,300        TRANZ RAIL HOLDINGS LTD.........................         153
   1,533,521        UNION PACIFIC CORP..............................      66,900
     328,300      * WISCONSIN CENTRAL TRANSIT CORP..................       4,412
                                                                     -----------
                                                                         382,629
                                                                     -----------
 REAL ESTATE--0.21%
   1,945,180        AMP DIVERSIFIED PROPERTY TRUST..................       2,992
     402,200        ARDEN REALTY GROUP, INC.........................       8,069
      69,200      * AVATAR HOLDINGS, INC............................       1,254
   1,614,900        BRITISH LAND PLC................................      10,691
     190,600        BROOKFIELD PROPERTIES CORP......................       1,993
     128,725      * CASTLE & COOKE, INC.............................       1,633
     376,950      * CATELLUS DEVELOPMENT CORP.......................       4,830
     123,000      * CB RICHARD ELLIS SERVICES GROUP, INC............       1,522
   4,344,890        CHEUNG KONG HOLDINGS LTD........................      55,195
   4,041,864      * CHINESE ESTATES LTD.............................         832
     615,551      * CHINESE ESTATES LTD~HOLDINGS WTS 11/24/00.......          52
   1,449,326        CITY DEVELOPMENT LTD............................       8,482
     465,000      > DAIWA KOSHO LEASE CO LTD........................       1,496
   2,674,000        DBS LAND LTD....................................       5,265
      88,900        DILIGENTIA AB...................................         732
     157,909      * EVERGO CHINA HOLDINGS LTD.......................           3
       1,400      * EXCEL LEGACY CORP...............................           5
     272,400      * FAIRFIELD COMMUNITIES, INC......................       2,928
     958,000        FIRST CAPITAL CORP LTD..........................       1,277
      62,700        FOREST CITY ENTERPRISES, INC (CLASS A)..........       1,756
   2,254,173        GENERAL PROPERTY TRUST..........................       3,659
     102,348        GREAT PORTLAND ESTATES PLC......................         316
       1,900      * GRUBB & ELLIS CO................................           9
     269,121        HAMMERSON PLC...................................       1,862
   1,804,500        HANG LUNG DEVELOPMENT CO LTD....................       2,043
         240        HONG KONG LAND HOLDINGS LTD.....................           0
   1,000,449        HOPEWELL HOLDINGS LTD...........................         595
   2,355,384        HYSAN DEVELOPMENT CO LTD........................       2,985
     128,744      * INSIGNIA FINANCIAL GROUP, INC...................       1,118
     103,579        IRSA S.A........................................         336
     163,900      * JONES LANG LA SALLE.............................       1,946
     362,960        LNR PROPERTY CORP...............................       7,214
     917,000      * MALAYSIAN RESOURCES CORP BERHAD.................         601
     299,900        MEPC PLC........................................       2,252
     216,603        METROVACESA S.A.................................       3,753
   1,813,000      > MITSUBISHI ESTATE CO LTD........................      17,680
   1,762,000        MITSUI FUDOSAN CO LTD...........................      11,926
   3,629,936        NEW WORLD DEVELOPMENT CO LTD....................       8,172
     774,000        PARKWAY HOLDINGS LTD............................       1,756
      95,200      * PINNACLE HOLDINGS, INC..........................       4,034
      96,000        PRESTIGE PROPERTY HOLDINGS LTD..................           5
       5,596      * RECKSON SERVICES INDUSTRIES, INC................         349
      55,400      * SECURITY CAPITAL GROUP, INC (CLASS B)...........         693
      17,797        SIMCO (REGD)....................................       1,441
   7,156,311        SINO LAND CO LTD................................       4,120
   2,232,145      * SLOUGH ESTATES PLC..............................      12,741
     221,800        STEWART ENTERPRISES, INC (CLASS A)..............       1,054
   1,853,768        STOCKLAND TRUST GROUP (UNITS)...................       3,883
      79,058      * STOCKLAND TRUST GROUP (UNITS) (NEW).............         155
     242,000        STRAITS TRADING CO..............................       $ 298
   4,476,217        SUN HUNG KAI PROPERTIES LTD.....................      46,642
   2,300,394        TAI CHEUNG HOLDINGS LTD.........................         556
      74,400      * TAK WING INVESTMENT HOLDINGS LTD................           6
     760,000      > TOKYO TATEMONO CO LTD...........................       1,353
     150,680      * TRAMMELL CROW CO................................       1,752
      50,000        TRIZEC HAHN CORP................................         837
      30,460        UNIBAIL S.A.....................................       3,845
     474,000        UNITED OVERSEAS LAND LTD........................         444
     219,442      * URBIS S.A.......................................         995
     505,596        VALLEHERMOSO S.A................................       3,555
     324,250      * WCM BETEILIGUNGS & GRUNDBESITZ AG...............      12,577
                                                                     -----------
                                                                         280,565
                                                                     -----------
 RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS--0.30%
      65,800        ADIDAS SALOMON AG...............................       4,939
       4,700      * AEP INDUSTRIES, INC.............................         121
     254,764        APTARGROUP, INC.................................       6,401
     240,484        ARMSTRONG WORLD INDUSTRIES, INC.................       8,026
      92,200        BANDAG, INC (CLASS A)...........................       1,959
   1,551,895        BRIDGESTONE CORP................................      34,153
     187,500        CARLISLE COS, INC...............................       6,750
   2,324,824        CONTINENTAL AG..................................      46,492
     401,020        COOPER TIRE & RUBBER CO.........................       6,241
     114,500      * FOAMEX INTERNATIONAL, INC.......................         952
       2,250        FORBO HOLDINGS AG. (REGD).......................       1,060
     867,469        GOODYEAR TIRE & RUBBER CO.......................      24,452
   1,512,276        ILLINOIS TOOL WORKS, INC........................     102,173
     571,615        MICHELIN S.A. (CLASS B).........................      22,459
         750      > MIRAI INDUSTRY CO LTD...........................           8
     124,833        MYERS INDUSTRIES, INC...........................       1,966
     782,500        NIKE, INC (CLASS B).............................      38,783
   2,226,000      * OMNI INDUSTRIES LTD.............................       4,035
   1,035,946      * PACTIV CORP.....................................      11,007
   3,875,449      > PIRELLI S.P.A...................................      10,639
   2,000,000        PIRELLI S.P.A. RISP.............................       3,627
     153,410      * REEBOK INTERNATIONAL LTD........................       1,256
     705,864      * SAFESKIN CORP...................................       8,559
     427,592      * SEALED AIR CORP.................................      22,155
     689,180        SOLUTIA, INC....................................      10,639
      94,200        SPARTECH CORP...................................       3,038
     163,869        TREDEGAR CORP...................................       3,390
       6,000      * TREX CO, INC....................................         161
   1,006,290        TUPPERWARE CORP.................................      17,044
      27,800      >*U.S. PLASTIC LUMBER CORP........................         214
      47,387        WYNNS INTERNATIONAL, INC........................         669
         550      > YOKOHAMA RUBBER CO LTD..........................           1
                                                                     -----------
                                                                         403,369
                                                                     -----------
SECURITY AND COMMODITY BROKERS--1.16%
     521,068        3I GROUP PLC....................................       9,297
      47,475        ADVEST GROUP, INC...............................         872
     242,185      * AFFILIATED MANAGERS GROUP, INC..................       9,793
     313,100      >*AMERITRADE HOLDINGS CORP (CLASS A)..............       6,790
     624,400      * AMVESCAP PLC....................................       7,259
     978,572        BEAR STEARNS COS, INC...........................      41,834
      36,900        CONNING CORP....................................         304
      36,350      * CONSORS DISCOUNT-BROKER AG......................       3,040
      21,300        DAIN RAUSCHER CORP..............................         990
   2,678,852      > DAIWA SECURITIES GROUP, INC.....................      41,896
      81,200      * DLJ DIRECT......................................       1,101
      76,800        DONALDSON, LUFKIN & JENRETTE, INC...............       3,715
      62,833        DUFF & PHELPS CREDIT RATING CO..................       5,588
   1,069,388      >*E TRADE GROUP, INC..............................      27,938
     189,200        EATON VANCE CORP................................       7,190
   1,119,792        EDWARDS (A.G.), INC.............................      35,903
     406,400        FEDERATED INVESTORS, INC........................       8,153
   1,080,100        FRANKLIN RESOURCES, INC.........................      34,631

                       SEE NOTES TO FINANCIAL STATEMENTS


44 o 1999 CREF Annual Report

          STATEMENT OF INVESTMENTS - Stock Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------

  SHARES                                                             VALUE (000)
  ------                                                             -----------

 SECURITY AND COMMODITY BROKERS--(Continued)
     176,000        FREEDOM SECURITIES CORP.........................     $ 1,980
     120,700      >*FRIEDMAN, BILLINGS, RAMSEY GROUP, INC...........         951
      76,288        INVESTMENT TECHNOLOGY GROUP, INC................       2,193
      50,978        INVESTORS FINANCIAL SERVICES CORP...............       2,345
   3,076,400      >*ITOCHU CORP.....................................      15,316
      34,200        JEFFERIES GROUP, INC (NEW)......................         752
      32,674        JOHN NUVEEN CO (CLASS A)........................       1,178
     770,472      >*KNIGHT/TRIMARK GROUP, INC.......................      35,442
     277,532        LEGG MASON, INC.................................      10,061
     613,019        LEHMAN BROTHERS HOLDINGS, INC...................      51,915
   1,966,900        MARUBENI CORP...................................       8,253
   2,019,242        MERRILL LYNCH & CO, INC.........................     168,607
   2,790,000        MITSUBISHI CORP.................................      21,531
   2,790,000      > MITSUI & CO LTD.................................      19,511
     555,800        MORGAN KEEGAN, INC..............................       9,344
   3,506,773        MORGAN STANLEY, DEAN WITTER, & CO...............     500,592
      80,700      * NATIONAL DISCOUNT BROKERS GROUP, INC............       2,128
   1,775,000      * NEW JAPAN SECURITIES CO LTD.....................       4,427
     420,000      * NIKKO SECURITIES CO LTD.........................       5,312
   5,022,000        NOMURA SECURITIES CO LTD........................      90,626
     104,200        OM GRUPPEN AB...................................       2,268
   1,253,802        PAINE WEBBER GROUP, INC.........................      48,663
     517,000      x*PEREGRINE INVESTMENT HOLDINGS LTD...............          0
     235,406        PHOENIX INVESTMENT PARTNERS LTD.................       1,913
      12,718      * PIONEER GROUP, INC..............................         200
     700,400        PRICE (T. ROWE) ASSOCIATES, INC.................      25,871
     624,456        RAYMOND JAMES FINANCIAL CORP....................      11,670
   4,682,893        SCHWAB (CHARLES) CORP...........................     179,706
      76,429        SOUTHWEST SECURITIES GROUP, INC.................       2,092
     602,500      * TD WATERHOUSE GROUP.............................       9,895
     582,200        THE GOLDMAN SACHS GROUP, INC....................      54,836
     590,000      * TOKYO SECURITIES CO LTD.........................       2,308
     236,800      > UNITED ASSET MANAGEMENT CORP....................       4,396
     270,200        VALUE LINE, INC.................................       9,727
     415,050        WADDELL & REED FINANCIAL, INC (CLASS A).........      11,258
     102,793        WADDELL & REED FINANCIAL, INC (CLASS B).........       2,583
   1,700,000      >*WAKO SECURITIES CO LTD..........................       4,506
   1,901,000      x*YAMAICHI SECURITIES CO LTD......................          37
                                                                     -----------
                                                                       1,570,687
                                                                     -----------
 SOCIAL SERVICES--0.00%
      29,800      * BRIGHT HORIZONS FAMILY SOLUTIONS, INC...........         559
      64,100      * CAPITAL SENIOR LIVING CORP......................         325
      38,800      * PROVANT, INC....................................         980
     116,650      >*RES-CARE, INC...................................       1,487
      85,070      >*SUNRISE ASSISTED LIVING, INC....................       1,170
                                                                     -----------
                                                                           4,521
                                                                     -----------
 SPECIAL TRADE CONTRACTORS--0.03%
     217,910        APOGEE ENTERPRISES, INC.........................       1,103
     148,600      * COMFORT SYSTEMS U.S.A., INC.....................       1,096
      45,400      * EMCOR GROUP, INC................................         829
     194,500      * GROUP MAINTENANCE AMERICA CORP..................       2,079
      86,200      * INTEGRATED ELECTRICAL SERVICES, INC.............         867
      24,750        KANDENKO CO LTD.................................         130
     515,000        KINDEN CORP.....................................       3,954
      12,000        KYUNDENKO CO LTD................................          42
      29,500      * MATRIX SERVICE CO...............................         135
      93,256        NIPPON KANZAI CO LTD............................       2,964
       3,095     >x*OMEGA ENVIRONMENTAL, INC .......................           0
     173,100      * QUANTA SERVICES, INC............................       4,890
     220,077        SCHNEIDER ELECTRIC S.A..........................      17,283
      21,900      * SERVICE EXPERTS, INC............................         127
                                                                     -----------
                                                                          35,499
                                                                     -----------
 STONE, CLAY, AND GLASS PRODUCTS--0.44%
       3,573        AKER RGI ASA....................................          46
     105,580        AKER RGI ASA SERIES A...........................       1,424
   1,655,000        ASAHI GLASS CO LTD..............................      12,804
      14,000      * ASANO SLATE CO LTD..............................          11
   1,840,385        BLUE CIRCLE INDUSTRIES PLC......................      10,691
   4,914,222      > BORAL LTD.......................................       7,591
         800        CARBO CERAMICS, INC.............................          18
     399,440        CEMENTIR S.P.A..................................         511
      53,600        CENTEX CONSTRUCTION PRODUCTS, INC...............       2,090
     212,337        CIMENTOS DE PORTUGAL............................       3,530
   1,525,638        CORNING, INC....................................     196,712
   2,917,175        CRH PLC.........................................      62,401
          95        CRISTALERIA ESPANOLA S.A........................           4
   1,012,663      > CSR LTD.........................................       2,452
     159,800      * DAL-TILE INTERNATIONAL, INC.....................       1,618
     104,013      * DEPARTMENT 56, INC..............................       2,353
      35,231      * DUPONT PHOTOMASKS, INC..........................       1,700
       4,060        DYCKERHOFF AG...................................         123
      91,138        FLORIDA ROCK INDUSTRIES, INC....................       3,139
      11,088      > GLAVERBEL S.A...................................         957
          58        GLAVERBEL S.A. NPV (STRIP VVPR).................           0
   7,003,505        HANSON PLC......................................      58,691
      23,132      * HEIDELBERGER ZEMENT AG. (BELGUIM)...............       1,725
      88,781      > HEIDELBERGER ZEMENT AG. (GERMANY)...............       6,977
      23,132      * HEIDELBERGER ZEMENT AG. (STRIP VVPR)............           2
     510,116        HEPWORTH PLC....................................       1,569
      14,955        HOLDERBANK FINANCIERE GLARUS AG. (BR)...........      20,476
       1,352        HOLDERBANK FINANCIERE GLARUS AG. (REGD).........         480
     316,000        HOYA CORP.......................................      24,881
      80,319        IMERYS S.A......................................      11,976
     619,245        INAX CORP.......................................       3,464
     232,820      > ITALCEMENTI S.P.A...............................       2,815
      40,000        ITALCEMENTI S.P.A. (S/S)........................         174
     844,616      > JAMES HARDIE INDUSTRIES LTD.....................       2,206
     220,586        LAFARGE CORP....................................       6,094
      76,760        LAFARGE S.A. (BR)...............................       8,940
      31,420      # LAFARGE S.A. (REGD).............................       3,659
      72,368      # LAFARGE S.A. (REGD) 2001 .......................       8,428
     115,465        LIBBEY, INC.....................................       3,320
     672,500        MALAYAN CEMENT BERHAD...........................         196
       1,700        MIKASA, INC.....................................          17
     541,000        NIPPON SHEET GLASS CO LTD.......................       2,804
     173,000        NORITAKE CO LTD.................................         611
     606,558        OWENS CORNING CO................................      11,714
   1,014,081      * OWENS ILLINOIS, INC.............................      25,415
   1,898,442        PILKINGTON PLC..................................       2,590
   1,211,787      > PIONEER INTERNATIONAL LTD.......................       3,640
     334,569        PORTLAND HOLDINGS LTD...........................         101
     199,141        SOUTHDOWN, INC..................................      10,281
     213,138        ST. GOBAIN S.A..................................      40,089
   1,370,687        SUMITOMO OSAKA CEMENT CO LTD....................       1,810
     432,000      * SUNWAY HOLDINGS, INC............................         275
   2,320,200        TAIHEIYO CEMENT CORP............................       4,425
     408,500      > TOTO LTD........................................       2,469
     327,120        USG CORP........................................      15,416
     131,800        VIDRALA S.A.....................................         896
      85,120        WIENERBERGER BAUSTOFF AG........................       1,851
                                                                     -----------
                                                                         600,652
                                                                     -----------
 TEXTILE MILL PRODUCTS--0.05%
     235,070      * ALBANY INTERNATIONAL CORP (CLASS A) (NEW).......       3,644
   1,396,187        BBA GROUP PLC...................................      11,272
       8,375      * BURLINGTON INDUSTRIES, INC......................          34
       3,700        CHARGEURS S.A...................................         208
   1,643,098        COATS VIYELLA PLC...............................       1,101
     261,249        COLLINS & AIKMAN CORP...........................       1,502
     163,910      * DAN RIVER, INC (CLASS A)........................         840
      12,396        FAB INDUSTRIES, INC.............................         134

                       SEE NOTES TO FINANCIAL STATEMENTS


                                                    1999 CREF Annual Report o 45

          STATEMENT OF INVESTMENTS - Stock Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------

  SHARES                                                             VALUE (000)
  ------                                                             -----------

 TEXTILE MILL PRODUCTS--(Continued)
     100,735        GUILFORD MILLS, INC.............................$        730
     274,500        INTERFACE, INC (CLASS A)........................       1,578
     741,215      * KANEBO LTD......................................       1,196
       3,900        LENZING AG......................................         212
      87,000        MARZOTTO & FIGLI S.P.A..........................         622
     572,000        MITSUBISHI RAYON CO LTD.........................       1,387
     281,131      * MOHAWK INDUSTRIES, INC..........................       7,415
     808,000        NISSHINBO INDUSTRY, INC.........................       3,651
     544,000      * NITTO BOSEKI CO LTD.............................         708
     161,800        POLYMER GROUP, INC..............................       2,953
     174,400        RUSSELL CORP....................................       2,921
     754,000        SHAW INDUSTRIES, INC............................      11,640
      66,273        SPRING INDUSTRIES, INC..........................       2,647
     286,000        TOYOBO CO LTD...................................         372
     157,425      * UNIFI, INC......................................       1,938
     254,800        WESTPOINT STEVENS, INC..........................       4,459
                                                                     -----------
                                                                          63,164
                                                                     -----------
 TOBACCO PRODUCTS--0.45%
     311,961      * ALTADIS.........................................       4,438
   3,936,300      > ALTADIS S.A.....................................      56,312
     237,309      > BRITISH AMERICAN TOBACCO AUSTRALIA LTD..........       2,174
     327,300        BRITISH AMERICAN TOBACCO BERHAD.................       2,498
   2,913,198        BRITISH AMERICAN TOBACCO PLC....................      16,546
   2,550,000        GALLAHER GROUP PLC..............................      10,705
      42,040      * GENERAL CIGAR HOLDINGS, INC (CLASS A)...........         349
   1,036,700        IMASCO LTD......................................      28,581
       2,556        JAPAN TOBACCO, INC..............................      19,550
      24,928        NOBLEZA-PICCARDO S.A. (CLASS B).................          53
  18,613,039        PHILIP MORRIS COS, INC..........................     431,590
     689,649        RJR REYNOLDS TOBACCO HOLDINGS, INC..............      12,155
       5,000        SEITA S.A.......................................         227
      63,878        SOUZA CRUZ S.A..................................         472
   1,036,617        UST, INC........................................      26,110
                                                                     -----------
                                                                         611,760
                                                                     -----------
 TRANSPORTATION BY AIR--0.37%
     457,046        AIR CANADA, INC.................................       3,438
     172,400        AIR NEW ZEALAND LTD (CLASS B)...................         252
     328,100        AIRBORNE FREIGHT CORP...........................       7,218
     115,000      * AIRTRAN HOLDINGS, INC...........................         521
     153,729      * ALASKA AIR GROUP, INC...........................       5,400
   1,855,000      > ALITALIA S.P.A..................................       4,420
       1,170      >*ALL NIPPON AIRWAYS CO LTD.......................           3
     201,880      * AMERICA WEST HOLDINGS CORP (CLASS B)............       4,189
     882,363      * AMR CORP........................................      59,118
       1,200      * AMTRAN, INC.....................................          23
       4,100      * ATLANTIC COAST AIRLINES HOLDINGS................          97
      77,200      * ATLAS AIR, INC..................................       2,118
      44,469        AUSTRIAN AIRLINES/OEST LUFTV AG.................         842
     108,488      * AVIALL, INC.....................................         888
   2,367,572        BRITISH AIRPORT AUTHORITIES PLC.................      16,630
     568,500        BRITISH AIRWAYS PLC.............................       3,709
         200      * CANADIAN AIRLINES CORP..........................           0
   6,545,800        CATHAY PACIFIC AIRWAYS LTD......................      11,663
     532,300      * CONTINENTAL AIRLINES, INC (CLASS B).............      23,621
   1,129,886        DELTA AIRLINES, INC.............................      56,282
   1,909,890      > DEUTSCHE LUFTHANSA AG. (REGD)...................      44,447
   1,429,062      * FDX CORP........................................      58,502
      27,407        FLUGHAFEN WIEN AG...............................         953
      42,300      * FRONTIER AIRLINES, INC..........................         481
      64,900        HONG KONG AIRCRAFT ENGINEERING CO LTD...........         108
   3,153,400      > JAPAN AIRLINES CO LTD...........................       9,345
      67,637        KLM (ROYAL DUTCH AIRLINES) NV...................       1,738
     210,500        LINEA AEREA NACIONAL CHILE S.A. ADR.............       1,592
     582,000        MALAYSIAN AIRLINE SYSTEM BERHAD.................         502
     323,900      * MESA AIR GROUP, INC.............................       1,539
      77,300      * MESABA HOLDINGS, INC............................         884
      86,759      * MIDWEST EXPRESS HOLDINGS, INC...................       2,765
     139,000      * NORTHWEST AIRLINES CORP (CLASS A)...............       3,093
     281,200      * OFFSHORE LOGISTICS, INC.........................       2,636
     296,488        OGDEN CORP......................................       3,539
     238,005        PITTSTON BAX GROUP..............................       2,529
     245,900      * RYANAIR HOLDINGS PLC............................       2,626
     327,300      * RYANAIR HOLDINGS PLC ADR........................      18,042
       6,400        SAIRGROUP.......................................       1,288
      65,388      > SAS DANMARK AS..................................         682
      53,000        SAS NORGE ASA SERIES B..........................         576
   4,485,000        SINGAPORE AIRLINES LTD (LR).....................      50,880
      93,300        SKYWEST, INC....................................       2,612
   2,831,332        SOUTHWEST AIRLINES CO...........................      45,832
   3,040,200        SWIRE PACIFIC LTD (CLASS A).....................      17,951
     223,800      >*TRANS WORLD AIRLINES, INC.......................         629
     284,200      * U.S. AIRWAYS GROUP, INC.........................       9,112
     147,767      * UAL CORP........................................      11,461
                                                                     -----------
                                                                         496,776
                                                                     -----------
 TRANSPORTATION EQUIPMENT--3.29%
      53,600      * ABC RAIL PRODUCTS CORP..........................         442
      20,200      * AFTERMARKET TECHNOLOGY CORP.....................         241
      16,500      * AMERICAN AXLE & MANUFACTURING HOLDINGS..........         200
     257,000        ARCTIC CAT, INC.................................       2,570
     163,300        ARVIN INDUSTRIES, INC...........................       4,634
     717,849        AUTOLIV, INC....................................      20,997
     146,998      * BE AEROSPACE, INC...............................       1,240
   6,472,032        BOEING CO.......................................     268,994
      24,000        BOMBARDIER, INC (CLASS A).......................         506
   2,031,404        BOMBARDIER, INC (CLASS B).......................      41,565
     156,450        BORG-WARNER AUTOMOTIVE, INC.....................       6,336
   5,450,045      * BRITISH AEROSPACE PLC...........................      36,081
       7,134      * BRITISH AEROSPACE PLC WTS 11/15/00..............         124
     210,200        CAE, INC........................................       1,436
     159,750        CLARCOR, INC....................................       2,876
      11,700        COACHMEN INDUSTRIES, INC........................         177
     152,550        COMMERCIAL INTERTECH CORP.......................       1,945
     233,384        CORDANT TECHNOLOGIES, INC.......................       7,702
     339,000        CYCLE & CARRIAGE LTD............................       1,048
   1,129,030        DAIMLERCHRYSLER AG..............................      87,810
     740,853        DAIMLERCHRYSLER (U.S.A.)........................      57,972
   1,370,611        DANA CORP.......................................      41,033
     527,778        DANAHER CORP....................................      25,465
     108,922      * DELCO REMY INTERNATIONAL, INC (CLASS A).........         899
   3,283,234        DELPHI AUTOMOTIVE SYSTEMS CORP..................      51,711
   1,483,693        DENSO CORP......................................      35,409
      61,995      * DUCOMMUN, INC...................................         674
     629,334        EATON CORP......................................      45,705
      73,900        EXEDY CORP......................................         557
      81,314        FEDERAL SIGNAL CORP.............................       1,306
   1,531,823        FEDERAL MOGUL CORP..............................      30,828
     508,101        FIAT S.P.A......................................      14,512
      29,699        FIAT S.P.A. DI RISP.............................         437
      36,666        FIAT S.P.A. (PRIV)..............................         530
     210,700        FLEETWOOD ENTERPRISES, INC......................       4,346
   6,708,105        FORD MOTOR CO...................................     358,464
     214,224        GENCORP, INC....................................       2,115
   1,886,274        GENERAL DYNAMICS CORP...........................      99,501
   4,281,723        GENERAL MOTORS CORP.............................     311,228
   2,085,294      * GENERAL MOTORS CORP (CLASS H)...................     200,188
       2,800        GENTEK, INC.....................................          29
     467,950      * GENTEX CORP.....................................      12,986
   1,791,718        GOODRICH (B.F.) CO..............................      49,272
   2,095,300        HARLEY DAVIDSON, INC............................     134,230
     114,220      * HAYES LEMMERZ INTERNATIONAL, INC................       1,992

                       SEE NOTES TO FINANCIAL STATEMENTS


46 o 1999 CREF Annual Report

          STATEMENT OF INVESTMENTS - Stock Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------

  SHARES                                                             VALUE (000)
  ------                                                             -----------

 TRANSPORTATION EQUIPMENT--(Continued)
       1,973        HEICO CORP......................................  $       43
          50        HEICO CORP (CLASS A)............................           1
   3,067,000      > HONDA MOTOR CO LTD..............................     113,992
  12,526,004        HONEYWELL INTERNATIONAL, INC....................     722,594
     174,932      * HOWMET INTERNATIONAL, INC.......................       3,160
     425,000        INCHAPE MOTORS..................................         441
     628,036        ITT INDUSTRIES, INC.............................      21,000
     126,400        KAMAN CORP (CLASS A)............................       1,627
   1,408,000        KAWASAKI HEAVY INDUSTRIES LTD...................       1,873
      71,900      * KELLSTROM INDUSTRIES, INC.......................         656
       2,200      * KROLL-O'GARA CO.................................          36
      91,669      * KVAERNER INDUSTRIER AS SERIES A.................       1,935
       5,509      * KVAERNER INDUSTRIER AS SERIES B.................          97
      37,400        LAIRD GROUP PLC.................................         148
   1,739,762        LOCKHEED MARTIN CORP............................      38,057
     166,700        MAGNA INTERNATIONAL, INC........................       7,075
     394,900        MAN AG..........................................      14,840
     229,200        MASCOTECH, INC..................................       2,908
   2,594,403        MERITOR AUTOMOTIVE, INC.........................      50,267
       6,450      * MILLER INDUSTRIES, INC..........................          19
   2,274,000      * MITSUI ENGINEERING & SHIP BUILDING CO LTD.......       1,557
     118,570        MODINE MANUFACTURING CO.........................       2,964
     226,725      * MONACO COACH CORP...............................       5,796
      72,100      * NATIONAL R.V. HOLDINGS, INC.....................       1,388
     423,135      * NAVISTAR INTERNATIONAL CORP.....................      20,046
      45,903        NEWPORT NEWS SHIPBUILDING, INC..................       1,262
      94,000        NIPPON SHARYO LTD...............................         202
  61,227,000      * NISSAN MOTOR CO LTD.............................     240,740
     505,875        NORTHROP GRUMMAN CORP...........................      27,349
      41,200      * OEA, INC........................................         201
      73,117      * ORBITAL SCIENCES CORP...........................       1,357
     567,000        ORIENT CORP.....................................       1,642
      24,100        OSHKOSH TRUCK CORP..............................         706
     591,900        PACCAR, INC.....................................      26,229
     195,706        PEUGEOT S.A.....................................      44,441
     262,093        POLARIS INDUSTRIES, INC.........................       9,501
     170,100        REGAL-BELOIT CORP...............................       3,508
   1,464,900        RENAULT S.A.....................................      70,632
      18,900        RHEINMETALL AG..................................         287
      22,686        ROLLS ROYCE LTD.................................          78
     150,000        SANDEN CORP.....................................         895
      14,379      * SEQUA CORP (CLASS A)............................         776
     153,900        SHIMANO, INC....................................       2,710
   1,161,227      * SIEMENS AG. (REGD)..............................     147,756
     269,775        SIMPSON INDUSTRIES, INC.........................       3,035
     154,350        SMITH (A.O.) CORP...............................       3,376
       5,900        SMITHS INDUSTRIES PLC...........................          88
      98,200      * SPAR AEROSPACE LTD..............................         542
     139,950        SPARTAN MOTORS, INC.............................         612
     196,367      * SPX CORP........................................      15,869
      50,763        STANDARD MOTOR PRODUCTS, INC (CLASS A)..........         819
     108,485      * STONERIDGE, INC.................................       1,675
      22,194      * STRATTEC SECURITY CORP..........................         719
      64,800        SUPERIOR INDUSTRIES INTERNATIONAL, INC..........       1,737
     266,000        SUZUKI MOTOR CORP...............................       3,879
     696,497        TEXTRON, INC....................................      53,413
     412,122        THOMSON-CSF.....................................      13,614
      25,756        THOR INDUSTRIES, INC............................         784
   1,581,824        TI GROUP PLC....................................      12,132
   6,863,620      > TOYOTA MOTOR CORP...............................     332,305
      71,600        TRANSPRO, INC...................................         461
     414,100        TRINITY INDUSTRIES, INC.........................      11,776
      72,930      * TRIUMPH GROUP, INC..............................       1,764
     688,471        TRW, INC........................................      35,757
     522,000        UMW HOLDINGS BERHAD.............................         975
   5,040,748        UNITED TECHNOLOGIES CORP........................     327,649
     238,370        VALEO S.A.......................................      18,395
     698,361        VOLKSWAGEN AG...................................      39,364
      51,680        VOLVO AB SERIES A...............................       1,307
     472,070        VOLVO AB SERIES B FREE..........................      12,220
      74,550        WABASH NATIONAL CORP............................       1,118
     242,352        WESTINGHOUSE AIR BRAKE CO.......................       4,302
      87,596        WINNEBAGO INDUSTRIES, INC.......................       1,757
                                                                     -----------
                                                                       4,462,549
                                                                     -----------
 TRANSPORTATION SERVICES--0.05%
       5,493        AIR EXPRESS INTERNATIONAL CORP..................         177
     580,000      * AMADEUS GLOBAL TRAVEL DISTRIBUTION S.A..........       9,203
      85,007        BIDVEST GROUP LTD...............................         830
      97,600        C.H. ROBINSON WORLDWIDE, INC....................       3,880
      28,300      * CHEAP TICKETS, INC..............................         387
      75,550        CIRCLE INTERNATIONAL GROUP, INC.................       1,681
      95,250      * EAGLE U.S.A. AIRFREIGHT, INC....................       4,108
     295,200        EXPEDITORS INTERNATIONAL OF WASHINGTON..........      12,933
       8,900      * FORWARD AIR CORP................................         386
      46,200      * FRITZ COS, INC..................................         485
     536,900        GALILEO INTERNATIONAL, INC......................      16,073
     424,000        GATX CORP.......................................      14,310
          58        KUONI REISEN HOLDINGS (REGD) (CLASS B)..........         241
       1,550      * NAVIGANT INTERNATIONAL, INC.....................          18
       1,136      >*NEW WORLD INFRASTUCTURE LTD.....................           1
       2,400      * TRAVEL SERVICES INTERNATIONAL, INC..............          22
     101,600      * U.S. EXPRESS ENTERPRISES, INC (CLASS A).........         749
                                                                     -----------
                                                                          65,484
                                                                     -----------
 TRUCKING AND WAREHOUSING--0.17%
     201,200      * AMERICAN FREIGHTWAYS CORP.......................       3,257
     318,100        ARNOLD INDUSTRIES, INC..........................       4,473
     285,500        CNF TRANSPORTATION, INC.........................       9,850
     179,650      * CONSOLIDATED FREIGHTWAYS CORP...................       1,426
     151,379        CONTAINER CORP OF INDIA.........................         839
     110,100      * COVENANT TRANSPORT, INC (CLASS A)...............       1,913
     116,707      * HEARTLAND EXPRESS, INC..........................       1,838
     262,650        HUNT (J.B.) TRANSPORT SERVICES, INC.............       3,636
      67,400      * IRON MOUNTAIN, INC..............................       2,650
      88,900      * KNIGHT TRANSPORTATION, INC......................       1,522
      61,091      * KONINKLIJKE VOPAK NV............................       1,452
     142,394      * LANDSTAR SYSTEM, INC............................       6,096
     159,100      * M.S. CARRIERS, INC..............................       3,799
     247,000        MITSUBISHI LOGISTICS CORP.......................       1,575
     111,000        MITSUI SOKO CO LTD..............................         229
      52,710      * PIERCE LEAHY CORP...............................       2,280
     273,950        ROADWAY EXPRESS, INC............................       5,924
     469,000        SEINO TRANSPORTATION CO LTD.....................       2,486
     389,175      * SWIFT TRANSPORTATION CO, INC....................       6,859
   1,156,718      * TNT POST GROUP NV...............................      33,154
     312,400        USFREIGHTWAYS CORP..............................      14,956
     196,577        WERNER ENTERPRISES, INC.........................       2,764
   3,044,878      > YAMATO TRANSPORT CO LTD.........................     117,935
     344,200      * YELLOW CORP.....................................       5,787
                                                                     -----------
                                                                         236,700
                                                                     -----------
 WATER TRANSPORTATION--0.19%
     269,434        ALEXANDER & BALDWIN, INC........................       6,146
      17,900      * AMERICAN CLASSIC VOYAGES CO.....................         627
      46,200        ASKO OYJ SERIES A...............................         819
      72,400        BERGESEN AS SERIES A............................       1,320
     193,700      * BERGESEN D.Y. AS (CLASS B)......................       3,314
   2,011,700        CARNIVAL CORP (CLASS A).........................      96,184
      12,300        CMB CIE MARITIME BELGE S.A......................         587
       2,315        DAMPSKIBSSELSKABET AF 1912 (CLASS B)............      27,276
       2,228        DAMPSKIBSSELSKABET SVENDBORG (CLASS B)..........      37,114
      26,800        FINNLINES OY....................................         837

                       SEE NOTES TO FINANCIAL STATEMENTS


                                                    1999 CREF Annual Report o 47

          STATEMENT OF INVESTMENTS - Stock Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------

  SHARES                                                             VALUE (000)
  ------                                                             -----------

 WATER TRANSPORTATION--(Continued)
      48,000        IRISH CONTINENTAL GROUP PLC.....................$        493
     573,000        KAMIGUMI CO LTD.................................       2,410
     481,025        KAWASAKI KISEN KAISHA LTD.......................         715
      63,972      * KIRBY CORP......................................       1,311
      28,500        KONINKLIJKE NEDLLOYD GROEP NV...................         798
      34,400        LEIF HOEGH & CO.................................         408
   1,788,000        MALAYSIAN INTERNATIONAL SHIPPING CO (FR)........       2,941
     110,800        MALAYSIAN INTERNATIONAL SHIPPING CO (LR)........         197
      26,450      * MARINE TRANSPORT CORP...........................          69
      78,526        MITSUI OSK LINES LTD............................         132
     391,168      >*NCL HOLDINGS AS.................................       1,690
   2,370,237      * NEPTUNE ORIENT LINES LTD........................       3,173
   2,359,800        NIPPON YUSEN KABUSHIKI KAISHA...................       9,648
     169,030        OCEAN GROUP PLC.................................       3,152
      19,100      * OMI CORP (NEW)..................................          39
     263,660        OVERSEAS SHIPHOLDING GROUP, INC.................       3,905
   1,564,562        PENINSULAR & ORIENTAL STEAM NAVIGATION CO.......      26,097
      21,100      * SEACOR SMIT, INC................................       1,092
     683,165        TIDEWATER, INC..................................      24,594
      28,140        TRANSPORT DEVELOPMENT GROUP PLC.................          93
      20,400        UNITOR AS.......................................         153
                                                                     -----------
                                                                         257,334
                                                                     -----------
 WHOLESALE TRADE-DURABLE GOODS--0.17%
     140,325        AAR CORP........................................       2,517
      90,800      >*ACTION PERFORMANCE COS, INC.....................       1,044
     155,100      * ANICOM, INC.....................................         659
     133,346      * ANIXTER INTERNATIONAL, INC......................       2,750
     220,411        APPLIED INDUSTRIAL TECHNOLOGIES, INC............       3,664
     155,700      x*APS HOLDINGS CORP...............................           2
     437,100      * ARM HOLDINGS PLC................................      29,481
     569,264      * ARROW ELECTRONICS, INC..........................      14,445
      16,226      * AURA SYSTEMS, INC...............................           6
      58,100      >*AVIATION SALES CO...............................         959
     126,680        AVNET, INC......................................       7,664
      38,533      x*BEN FRANKLIN RETAIL STORES, INC.................           0
      12,400      * BOYDS COLLECTION LTD............................          86
     155,191        BRIGGS & STRATTON CORP..........................       8,322
     398,750      * BRIGHTPOINT, INC................................       5,234
       1,175        CANON SALES CO, INC.............................          18
      48,274        CASTLE (A.M.) & CO..............................         567
     223,600      * CELLSTAR CORP...................................       2,208
     185,500      >*CHS ELECTRONICS, INC............................         209
     153,821        COMMERCIAL METALS CO............................       5,220
       7,100      * COMPUCOM SYSTEMS, INC...........................          29
       4,800        COMPX INTERNATIONAL, INC........................          88
      51,000      * CREAN (JAMES) PLC (UNITS).......................          18
     122,430        DE BEERS CENTENARY AG. (UNITS)..................       3,561
     269,000        DICKSON CONCEPTS INTERNATIONAL LTD..............         339
       7,600        DIETEREN S.A....................................       3,115
      68,693      * DURA AUTOMOTIVE SYSTEMS, INC....................       1,198
     211,000        EDARAN OTOMOBIL NASIONAL BERHAD.................         900
       2,103      * FAIRCHILD CORP (CLASS A)........................          19
      75,600      * FISHER SCIENTIFIC INTERNATIONAL, INC............       2,731
     119,800      * FOSTER (LB) CO (CLASS A)........................         584
       1,050        FUJI DENKI REIKI CO LTD.........................           5
     463,500        GENUINE PARTS CO................................      11,501
      11,300      * GRAHAM-FIELD HEALTH PRODUCTS, INC...............           1
     249,800        GRAINGER (W.W.), INC............................      11,944
      67,950      * HA-LO INDUSTRIES, INC...........................         510
     177,584      * HANDLEMAN CO....................................       2,375
     144,800        HUGHES SUPPLY, INC..............................       3,122
      74,344      * HUTTIG BUILDING PRODUCTS, INC...................         367
     917,500        IKON OFFICE SOLUTIONS, INC......................       6,250
      15,700      * INFOSYS TECHNOLOGIES LTD........................       5,162
     383,750      * INGRAM MICRO, INC (CLASS A).....................       5,037
      28,190        INSTRUMENTARIUM GROUP SERIES B FREE.............         920
      22,000      * JLK DIRECT DISTRIBUTION, INC (CLASS A)..........         227
     181,100      * KENT ELECTRONICS CORP...........................       4,120
      15,000      * KEYSTONE AUTOMOTIVE INDUSTRIES, INC.............          88
     577,849      * LANIER WORLDWIDE, INC...........................       2,239
      96,600        LAWSON PRODUCTS, INC............................       2,234
     384,700      * MERISEL, INC....................................         505
     269,055        METRO CASH & CARRY LTD..........................         306
       6,762      * MIAMI COMPUTER SUPPLY CORP......................         251
     279,000      * MICROAGE, INC...................................         977
     111,183      * MSC INDUSTRIAL DIRECT CO (CLASS A)..............       1,473
     271,237      * NATIONAL-OILWELL, INC...........................       4,255
      72,300      * NAVARRE CORP....................................         416
     243,814        OWENS & MINOR, INC..............................       2,179
     148,775      * PATTERSON DENTAL CO.............................       6,342
         900        PIONEER-STANDARD ELECTRONICS, INC...............          13
     151,956      * PSS WORLD MEDICAL, INC..........................       1,434
     121,550        RELIANCE STEEL & ALUMINUM CO....................       2,849
      67,397        REUNERT LTD.....................................          93
      70,100      >*SAFEGUARD SCIENTIFICS, INC......................      11,361
     141,000        SANRIO CO LTD...................................       5,213
      51,400      * SCP POOL CORP...................................       1,333
     154,800        SSL INTERNATIONAL PLC...........................       1,958
     141,000        TAN CHONG INTERNATIONAL LTD.....................          30
          50      * TBC CORP........................................           0
     307,300      * TECH DATA CORP..................................       8,336
     839,000        TERUMO CORP.....................................      22,403
      59,800        WATSCO, INC.....................................         691
     141,000      * WESCO INTERNATIONAL, INC........................       1,251
                                                                     -----------
                                                                         227,408
                                                                     -----------
 WHOLESALE TRADE-NONDURABLE GOODS--0.56%
     397,500      * AIRGAS, INC.....................................       3,776
     301,100      * AMERISOURCE HEALTH CORP (CLASS A)...............       4,573
      27,000        AUSTRIA TABAKWERKE AG...........................       1,306
     295,600      * AVATEX CORP (CLASS A)...........................         406
      57,460      * BARNETT RESOURCES CORP..........................       1,691
     738,354        BERGEN BRUNSWIG CORP (CLASS A)..................       6,138
     159,121        BINDLEY WESTERN INDUSTRIES, INC.................       2,397
     105,900      * BOISE CASCADE OFFICE PRODUCTS CORP..............       1,589
   7,155,066        CARDINAL HEALTH, INC............................     342,549
     118,900      * CENTRAL GARDEN & PET CO.........................       1,234
      32,300        CHEMED CORP.....................................         925
     102,600      * DAISYTEK INTERNATIONAL CORP.....................       2,392
     407,828      > DIMON, INC......................................       1,325
   3,960,066        ENRON CORP......................................     175,728
      27,476      * ERCROS S.A......................................          13
      47,300        ESSELTE AB SERIES B FREE........................         359
     403,909        F.H. FAULDING & CO LTD..........................       2,644
     475,141        FYFFES PLC......................................         957
     212,338      * GETTY PETROLEUM MARKETING, INC..................         531
       7,183        HERBALIFE INTERNATIONAL, INC (CLASS A)..........         103
          66        HERBALIFE INTERNATIONAL, INC (CLASS B)..........           1
     122,000        INTERNATIONAL MULTIFOODS CORP...................       1,617
     513,000        IWATANI & CO LTD................................         923
      21,900      * KENNETH COLE PRODUCTIONS, INC...................       1,002
     180,000        KOKUYO CO LTD...................................       2,394
       1,700        LOBLAW COS LTD..................................          41
   1,640,062        MCKESSON HBOC, INC..............................      37,004
      88,000      >*NCS HEALTHCARE, INC (CLASS A)...................         212
     288,262      * NU SKIN ENTERPRISES, INC (CLASS A)..............       2,612
      74,800      * PERFORMANCE FOOD GROUP CO.......................       1,823
      43,971      * PLAINS RESOURCES, INC...........................         550
      96,207      * PRIORITY HEALTHCARE CORP (CLASS A)..............       2,784
      11,700      * PRIORITY HEALTHCARE CORP (CLASS B)..............         339
     115,573      * SCHOOL SPECIALTY, INC...........................       1,748
     535,050      * SCIOS, INC......................................       2,241

                       SEE NOTES TO FINANCIAL STATEMENTS


48 o 1999 CREF Annual Report

          STATEMENT OF INVESTMENTS - Stock Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------

    SHARES                                                           VALUE (000)
    ------                                                           -----------

 WHOLESALE TRADE-NONDURABLE GOODS--(Continued)
      47,000      * SMART & FINAL, INC..............................$        341
     235,423        SOBEYS, INC.....................................       3,249
     108,836        STANDARD COMMERCIAL CORP........................         388
   1,246,290        SUPERVALU, INC..................................      24,926
   3,097,361        SWEDISH MATCH CO................................      10,824
      60,200      * SYNCOR INTERNATIONAL CORP.......................       1,753
   2,045,500        SYSCO CORP......................................      80,932
      64,753        TERRA INDUSTRIES, INC...........................         105
      29,700      * UNITED NATURAL FOODS, INC.......................         356
     315,696      * UNITED STATIONERS, INC..........................       9,017
     192,396        UNIVERSAL CORP..................................       4,389
       1,600        URALITA S.A.....................................          11
      31,146        VALHI, INC......................................         327
     548,200        WESTON (GEORGE) LTD.............................      20,901
                                                                     -----------
                                                                         763,446
                                                                     -----------
                  TOTAL COMMON STOCK
                  (Cost $69,858,228)................................ 130,673,334
                                                                     -----------



    PRINCIPAL
    ---------
  SHORT TERM INVESTMENTS--4.80%
  BANK NOTES--0.07%
                      BANK OF AMERICA
   $50,000,000       (o) 5.920%, 02/11/00                                 50,004
    50,000,000       (o) 5.900%, 02/16/00                                 50,001
                                                                    ------------
                                                                         100,005
                                                                    ------------
  CERTIFICATES OF DEPOSIT--0.28%
                      ABN AMRO BANK N.V.
    55,000,000           5.990%, 03/20/00                                 54,997
                      BANK OF MONTREAL
    50,000,000       (o) 5.890%, 01/14/00                                 50,011
                      BANK OF NOVA SCOTIA
    25,000,000           6.010%, 03/02/00                                 25,004
                      BANQUE NATIONAL DE PARIS
    50,000,000           6.070%, 02/23/00                                 50,016
    50,000,000       (o) 5.995%, 03/01/00                                 50,000
                      CREDIT COMMUNAL DE BELGIUM (NEW YORK)
    75,000,000           6.060%, 03/17/00                                 75,007
                      DEUTSCHE BANK
    30,000,000           6.250%, 01/18/00                                 30,007
    29,000,000           5.800%, 03/30/00                                 28,986
                      WESTDEUTSCHE LANDESBANK
    11,545,000           5.990%, 03/01/00                                 11,546
                                                                    ------------
                                                                         375,574
                                                                    ------------
  COMMERCIAL PAPER--2.70%
                      ABBOTT LABORATORIES
    27,000,000           6.150%, 01/18/00                                 26,924
    73,000,000           5.250%, 01/20/00                                 72,772
                      ALLIED SIGNAL, INC
    45,000,000      (o)~ 5.920%, 01/27/00                                 44,810
    50,000,000      (o)~ 5.820%, 02/14/00                                 49,650
     6,249,000         ~ 5.850%, 02/15/00                                  6,204
                      AMERICAN HOME PRODUCTS
    26,800,000         ~ 5.000%, 01/07/00                                 26,780
                      AMERICAN TELEPHONE & TELEGRAPH CO
    37,090,000           5.810%, 01/20/00                                 36,974
    11,700,000           5.750%, 01/24/00                                 11,656
                      ANHEUSER-BUSCH CO
    10,500,000         ~ 6.120%, 02/11/00                                 10,431
                      ASSET SECURITIZATION COOP CORP
    62,000,000      (o)~ 5.920%, 01/31/00                                 61,701
    38,758,000         ~ 5.850%, 02/08/00                                 38,523
                      BEAR STEARNS CO, INC
    45,000,000         ~ 6.020%, 03/16/00                                 44,459
                      BELL ATLANTIC NETWORK FUNDING CORP
    25,000,000      (o)~ 5.990%, 01/20/00                                 24,922
   $25,000,000         ~ 5.950%, 01/24/00                                 24,906
    40,000,000         ~ 5.870%, 02/16/00                                 39,707
                      BELLSOUTH CAPITAL FUNDING CORP
    25,000,000         ~ 5.780%, 02/02/00                                 24,872
    25,200,000         ~ 5.940%, 03/08/00                                 24,931
                      BELLSOUTH TELECOMMUNICATIONS, INC
    25,000,000         ~ 5.900%, 02/24/00                                 24,785
    25,300,000         ~ 6.010%, 02/25/00                                 25,079
                      CAMPBELL SOUP CO
    22,580,000         ~ 6.000%, 02/04/00                                 22,457
    68,000,000      (o)~ 5.920%, 03/03/00                                 67,326
                      CATERPILLAR FINANCIAL SERVICES CORP
    16,500,000           5.900%, 01/25/00                                 16,436
                      CIESCO LP

    47,419,000      (o)~ 5.850%, 01/20/00                                 47,271
    32,438,000         ~ 5.850%, 01/25/00                                 32,311
    21,000,000         ~ 5.930%, 02/18/00                                 20,839
                      CIT GROUP HOLDINGS, INC
    50,000,000       (o) 5.810%, 02/11/00                                 49,673
    10,500,000           5.850%, 03/16/00                                 10,374
                      COCA COLA CO
    40,000,000         ~ 6.200%, 01/13/00                                 39,920
    42,500,000         ~ 6.100%, 02/02/00                                 42,282
                      COCA COLA ENTERPRISES, INC
    50,000,000      (o)~ 5.810%, 02/28/00                                 49,539
    25,000,000         ~ 5.830%, 02/29/00                                 24,766
                      COLGATE-PALMOLIVE CO
    16,100,000      (o)~ 5.850%, 01/19/00                                 16,052
                      COOPER INDUSTRIES, INC
    25,386,000         ~ 6.300%, 02/08/00                                 25,229
    30,000,000         ~ 6.300%, 02/17/00                                 29,770
                      CORPORATE ASSET FUNDING CORP, INC
    25,000,000         ~ 5.900%, 01/28/00                                 24,891
    13,625,000         ~ 5.850%, 02/02/00                                 13,555
    18,500,000         ~ 5.850%, 02/08/00                                 18,388
    25,000,000      (o)~ 5.850%, 02/09/00                                 24,844
    18,722,000         ~ 5.970%, 02/09/00                                 18,606
                      DAYTON POWER & LIGHT CO
    20,000,000           5.830%, 02/17/00                                 19,850
                      DELAWARE FUNDING CORP
    37,077,000         ~ 5.930%, 01/13/00                                 37,002
    25,000,000         ~ 5.880%, 01/18/00                                 24,930
    38,576,000         ~ 5.930%, 01/18/00                                 38,468
                      DUKE ENERGY CORP
    15,000,000           6.350%, 01/19/00                                 14,956
                      DUPONT (E.I.) DE NEMOURS & CO
    25,000,000           5.740%, 01/24/00                                 24,906
    25,000,000           5.740%, 01/27/00                                 24,895
    50,000,000       (o) 5.810%, 02/09/00                                 49,689
                      ENTERPRISE FUNDING CORP
    20,207,000         ~ 5.930%, 01/13/00                                 20,166
    43,723,000      (o)~ 5.930%, 01/21/00                                 43,580
    36,754,000      (o)~ 5.850%, 02/15/00                                 36,490
                      EQUILON ENTERPRISES LLC
     5,800,000           6.250%, 01/10/00                                  5,791
    10,000,000       (o) 5.770%, 01/12/00                                  9,981
    40,000,000       (o) 5.730%, 02/07/00                                 39,764
    25,000,000           5.860%, 03/03/00                                 24,752
    20,000,000           5.860%, 03/13/00                                 19,770
                      FORD MOTOR CREDIT CORP
   100,000,000       (o) 5.700%, 04/27/00                                 98,119
                      GENERAL ELECTRIC CAPITAL CORP
    43,000,000           5.880%, 02/15/00                                 42,691
    50,000,000       (o) 5.770%, 05/01/00                                 49,021
                      GENERAL MOTORS ACCEPTANCE CORP
    37,500,000           6.300%, 01/21/00                                 37,377

                       SEE NOTES TO FINANCIAL STATEMENTS


                                                    1999 CREF Annual Report o 49

          STATEMENT OF INVESTMENTS - Stock Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------
                           Summary by Industry (000)


    PRINCIPAL
    ---------

  COMMERCIAL PAPER--(Continued)
                      GENERAL MOTORS CORP
   $50,000,000       (0) 5.820%, 02/11/00                               $ 49,673
                      GILLETTE CO
   100,000,000      (0)~ 6.050%, 02/03/00                                 99,471
                      GTE FUNDING, INC
    24,000,000           6.000%, 02/15/00                                 23,828
                      HEINZ (H.J.) CO
    10,900,000         ~ 5.870%, 02/07/00                                 10,836
                      J.P. MORGAN & CO
    10,000,000       (0) 6.150%, 01/10/00                                  9,985
                      JOHNSON & JOHNSON CO
    51,000,000         ~ 5.930%, 03/10/00                                 50,439
    50,000,000      (0)~ 5.900%, 05/01/00                                 49,021
                      LUCENT TECHNOLOGIES, INC
    20,000,000           6.000%, 03/02/00                                 19,805
    50,000,000       (0) 5.970%, 04/14/00                                 49,163
                      MCCORMICK & CO, INC
    10,000,000           6.350%, 01/25/00                                  9,961
                      MCGRAW-HILL COS, INC
     9,000,000           5.200%, 02/01/00                                  8,955
                      MERCK & CO, INC
    50,000,000      (0)~ 5.720%, 02/03/00                                 49,736
                      MERRILL LYNCH & CO, INC
    50,000,000       (0) 5.870%, 03/15/00                                 49,410
                      MONSANTO CO
    20,000,000         ~ 5.820%, 02/18/00                                 19,847
    38,744,000      (0)~ 5.790%, 03/21/00                                 38,247
    17,500,000      (0)~ 5.820%, 03/21/00                                 17,276
                      MORGAN STANLEY DEAN WITTER
    45,000,000       (0) 6.000%, 01/14/00                                 44,903
                      MOTIVA ENTERPRISES LLC
    10,000,000           5.000%, 01/11/00                                  9,983
    20,000,000           5.810%, 01/13/00                                 19,960
    15,000,000           6.280%, 01/28/00                                 14,934
    20,000,000           5.740%, 02/07/00                                 19,882
                      MOTOROLA CREDIT CORP
    28,970,000           5.800%, 02/11/00                                 28,781
                      NATIONAL RURAL UTILITIES COOP FINANCE
    10,000,000         ~ 5.780%, 02/14/00                                  9,930
    22,000,000         ~ 5.800%, 02/18/00                                 21,832
    35,000,000      (0)~ 5.800%, 02/24/00                                 34,699
    33,800,000      (0)~ 5.850%, 03/17/00                                 33,388
                      NEWELL RUBBERMAID, INC
    40,000,000         ~ 5.920%, 01/26/00                                 39,838
    40,000,000      (0)~ 5.830%, 01/28/00                                 39,825
                      NORDSTROM, INC
    17,000,000           5.820%, 02/22/00                                 16,859
                      PACCAR FINANCIAL CORP
    16,000,000           6.500%, 01/21/00                                 15,948
                      PARK AVENUE RECEIVABLES CORP
    23,282,000         ~ 6.100%, 01/18/00                                 23,217
    56,956,000      (0)~ 5.830%, 02/15/00                                 56,547
    20,352,000         ~ 6.000%, 02/24/00                                 20,177
                      PFIZER, INC
    80,000,000         ~ 5.820%, 02/10/00                                 79,490
    20,700,000         ~ 5.940%, 03/15/00                                 20,456
                      PITNEY BOWES CREDIT CORP
     8,000,000           6.550%, 01/12/00                                  7,985
                      PREFERRED RECEIVABLES FUNDING CORP
    20,000,000         ~ 6.000%, 02/14/00                                 19,860
                      RECEIVABLES CAPITAL CORP
    21,359,000         ~ 6.500%, 01/12/00                                 21,319
    26,598,000         ~ 6.670%, 01/20/00                                 26,515
    26,348,000         ~ 5.890%, 02/10/00                                 26,180
    12,372,000         ~ 5.860%, 02/18/00                                 12,277
     9,719,000         ~ 5.880%, 02/25/00                                  9,634
                      SAINT PAUL COS
   $65,000,000      (0)~ 6.000%, 02/01/00                               $ 64,676
    15,800,000      (0)~ 6.000%, 02/08/00                                 15,704
    20,000,000         ~ 5.910%, 02/11/00                                 19,869
                      SALOMON SMITH BARNEY HOLDINGS, INC
    43,750,000           5.850%, 02/07/00                                 43,491
                      SBC COMMUNICATIONS, INC
    30,000,000      (0)~ 5.800%, 01/27/00                                 29,874
    70,270,000      (0)~ 5.820%, 02/07/00                                 69,855
                      TEXTRON, INC
    40,000,000           6.750%, 01/11/00                                 39,932
    40,255,000           5.900%, 01/14/00                                 40,167
                      UBS FINANCE, INC (DELAWARE)
    40,000,000           6.000%, 02/23/00                                 39,663
                      VODAFONE AIRTOUCH PLC
    12,000,000         ~ 7.000%, 01/06/00                                 11,992
    50,000,000      (0)~ 7.000%, 01/07/00                                 49,963
    38,000,000         ~ 5.900%, 02/02/00                                 37,805
                      WALT DISNEY CO
    18,000,000      (0)~ 5.820%, 01/31/00                                 17,913
    25,000,000         ~ 5.800%, 02/01/00                                 24,876
                      XEROX CAPITAL PLC (EUROPE)
     5,287,000         ~ 5.250%, 01/06/00                                  5,284
    15,000,000         ~ 5.780%, 01/24/00                                 14,944
    35,000,000      (0)~ 5.760%, 02/10/00                                 34,773
                                                                    ------------
                                                                       3,667,666
                                                                    ------------
  MEDIUM TERM BOND--0.02%
                      BETA FINANCE, INC
    20,000,000           5.100%, 02/22/00                                 19,970
                                                                    ------------
  OTHER GOVERNMENT AND AGENCIES--0.07%
                      INTERNATIONAL BANK FOR RECONSTRUCTION
    50,000,000       (0) 5.540%, 01/19/00                                 49,868
    35,000,000       (0) 5.550%, 01/25/00                                 34,878
     9,000,000           5.550%, 01/31/00                                  8,959
                                                                    ------------
                                                                          93,705
                                                                    ------------
  U.S. GOVERNMENT AND AGENCIES--1.63%
                      FEDERAL FARM CREDIT BANK (FFCB)
   132,000,000           3.900%, 01/10/00                                131,819
                      FEDERAL HOME LOAN BANK (FHLB)
    20,200,000           5.530%, 01/26/00                                 20,127
    16,700,000           5.530%, 01/31/00                                 16,623
    29,000,000           5.540%, 02/01/00                                 28,862
     8,000,000           5.520%, 02/03/00                                  7,960
    30,000,000       (0) 4.750%, 02/04/00                                 29,844
    50,000,000       (0) 5.450%, 02/07/00                                 49,718
    50,000,000       (0) 5.510%, 02/08/00                                 49,711
    23,484,000           5.530%, 02/18/00                                 23,310
    28,770,000           5.520%, 02/22/00                                 28,539
    62,000,000       (0) 5.520%, 02/23/00                                 61,493
    55,000,000       (0) 5.520%, 02/25/00                                 54,534
    42,369,000       (0) 5.530%, 02/28/00                                 41,991
    75,000,000       (0) 5.530%, 02/29/00                                 74,319
   100,000,000       (0) 5.575%, 04/14/00                                 98,346
                      FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)
    25,000,000           5.520%, 01/03/00                                 24,990
    13,589,000           5.500%, 01/10/00                                 13,570
    50,000,000       (0) 5.450%, 01/11/00                                 49,924
    50,000,000       (0) 5.530%, 01/12/00                                 49,918
     7,000,000           5.570%, 01/13/00                                  6,987
    54,500,000       (0) 5.530%, 01/14/00                                 54,395
    50,000,000       (0) 5.150%, 01/19/00                                 49,868
    70,000,000       (0) 5.520%, 01/28/00                                 69,728
    21,000,000           5.050%, 01/31/00                                 20,903
    50,000,000           5.560%, 02/02/00                                 49,755
    50,000,000       (0) 5.460%, 02/03/00                                 49,748

                       SEE NOTES TO FINANCIAL STATEMENTS


50 o 1999 CREF Annual Report

          STATEMENT OF INVESTMENTS - Stock Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------
                           Summary by Industry (000)

    PRINCIPAL                                                             VALUE
    ---------                                                           --------
  U.S. GOVERNMENT AND AGENCIES--(Continued)
                      FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)
   $25,000,000           5.510%, 02/04/00                               $ 24,870
    27,850,000           5.560%, 02/04/00                                 27,705
    19,000,000           5.530%, 02/17/00                                 18,862
    50,000,000       (0) 5.456%, 02/24/00                                 49,584
    98,775,000           5.750%, 02/24/00                                 97,953
    27,621,000           5.520%, 02/25/00                                 27,387
    10,000,000       (0) 5.560%, 03/30/00                                  9,860
    50,000,000       (0) 5.510%, 04/03/00                                 49,260
                      FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
    16,000,000           5.530%, 01/18/00                                 15,960
    13,700,000           5.560%, 01/18/00                                 13,666
    27,204,000       (0) 5.550%, 01/20/00                                 27,128
    31,094,000       (0) 5.560%, 01/20/00                                 31,008
    26,000,000       (0) 5.530%, 01/21/00                                 25,924
    36,000,000       (0) 5.560%, 01/21/00                                 35,895
    50,000,000       (0) 5.520%, 01/24/00                                 49,833
    30,300,000       (0) 5.540%, 01/25/00                                 30,195
    25,000,000       (0) 5.530%, 01/26/00                                 24,910
    37,900,000       (0) 5.550%, 01/26/00                                 37,763
    50,000,000       (0) 5.530%, 01/28/00                                 49,806
    20,000,000       (0) 4.820%, 02/04/00                                 19,896
    50,000,000       (0) 5.500%, 02/09/00                                 49,703
    75,000,000       (0) 5.530%, 02/14/00                                 74,499
    30,000,000       (0) 5.430%, 02/24/00                                 29,750
   100,000,000       (0) 5.470%, 03/06/00                                 98,973
    14,000,000           4.980%, 03/24/00                                 13,978
    50,000,000       (0) 5.470%, 04/10/00                                 49,205
    25,000,000           5.572%, 04/17/00                                 24,575
    50,000,000       (0) 5.550%, 04/24/00                                 49,094
                                                                    ------------
                                                                       2,214,224
                                                                    ------------
  VARIABLE RATE NOTES--0.03%
                      BETA FINANCE, INC
    15,000,000           6.138%, 02/04/00                                 14,999
                      CATERPILLAR FINANCIAL SERVICES CORP
    19,000,000           6.198%, 02/24/00                                 18,998
                      GENERAL MOTORS ACCEPTANCE CORP
    12,500,000       (0) 5.040%, 02/03/00                                 12,499
                                                                    ------------
                                                                          46,496
                                                                    ------------
                         TOTAL SHORT TERM INVESTMENTS
                         (Cost $6,517,287)                             6,517,640
                                                                    ------------
                         TOTAL PORTFOLIO
                         (Cost $76,630,653)                         $137,620,943
                                                                    ============

----------
*    Non-income producing
+    Affiliated holding
x    In bankruptcy
~ Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933, as amended.
(0) All or a portion of these securities have been segregated by the Custodian to cover margin or other requirements on open futures contracts.
>    All or a portion of these securities are out on loan.
# Restricted securities-Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets. At December 31, 1999, the value of these securities amounted to $158,023,696 or 0.12% of net assets.

Additional information on each restricted security is as follows:

                                                      ACQUISITION    ACQUISITION
SECURITY                                                 DATE           COST
----------                                            ----------     -----------
ADVANCED MEDICINE SERIES C                             01/25/99      $ 7,999,996
ANTENA 3 DE TELEVISION GDS                             12/12/96        5,982,300
BB BIOVENTURES L.P.                                    05/08/97       12,999,351
BELO (A.H.) CORP SERIES B                              05/23/88        1,900,588
CARTER WALLACE,INC(CLASSB)                             10/29/87        1,075,932
CRESTARAN INTERNATIONAL INVESTMENT BV                  09/30/94                0
DOW JONES &CO, INC (CLASSB)                            07/31/86       12,068,995
HAFNIA HOLDINGS AS (REGD)(CLASS A)                     08/30/91          136,697
HAFNIA HOLDINGS AS (REGD)(CLASS B)                     07/29/88          159,638
INTERNATIONAL HYDRON LIQUIDATING TRUST                 11/13/97                0
LAFARGE S.A. (REGD)                                    04/03/97        1,897,484
LAFARGE S.A. (REGD) 2001                               01/05/99        5,947,744
LEE ENTERPRISES, INC (CLASS B)                         03/31/86           60,768
L'AIR LIQUIDE S.A. (REGD)                              10/29/96        4,377,677
L'AIR LIQUIDE S.A. (REGD) 2001                         01/05/99        8,368,396
MEREDITH CORP (CLASS B)                                12/30/86        1,893,160
NETGENICS, INC STOCK OPTION 03/20/08                   06/08/98                0
NETGENICS, INC PFD CV SERIES D                         03/20/98        5,517,450
PEGASUS GOLD, INC                                      11/30/90          148,513
PHYSICIAN COMPUTER NETWORK, INC                        11/13/97        1,211,798
PROCURENET, INC                                        04/19/99            8,168
PROMET BERHAD                                          12/15/97            6,669
SILVERSTONE BERHAD                                     01/08/98            1,173
STARRETT (L.S.) CO (CLASS B)                           10/07/88          798,235
TIMES MIRROR CO SERIES C                               02/01/95        5,767,901
VIGLEN TECHNOLOGY (LITIGATION NOTE)                    04/30/98                0
WRIGLEY (WM) JR CO (CLASS B)                           04/30/86        2,007,603
ZEBRA TECHNOLOGY CORP (CLASS B)                        10/29/98           43,233
                                                                     -----------
                                                                     $80,379,469
                                                                     ===========


  Transactions with Affiliated Companies - January 1, 1999--December 31, 1999
--------------------------------------------------------------------------------

                            VALUE AT                                            REALIZED      DIVIDEND
      ISSUE             DECEMBER 31, 1998    PURCHASE COST    SALES PROCEEDS   GAIN (LOSS)      INCOME
BAY VIEW CAPITAL CORP                **      $ 1,115,972               --               --    $    93,570
MARTEK BIOSCIENCES          $10,269,200               --               --               --             --
OMNIPOINT CORP                       **       19,824,109      $24,186,900      $(1,196,510)            --
SOUTH CHINA INDUSTRIES LTD    2,082,565               --        2,163,304       (2,352,446)        33,512
TPI Enterprises, INC              4,428               --               --               --             --
                            -----------      -----------      -----------      -----------    -----------
                            $12,356,193      $20,940,081      $26,350,204      ($3,548,956)   $   127,082
                            ===========      ===========      ===========      ===========    ===========

                                  SHARES AT             VALUE AT
      ISSUE                     DECEMBER 31, 1999    DECEMBER 31, 1999
BAY VIEW CAPITAL CORP                 989,469        $14,038,091
MARTEK BIOSCIENCES                  1,283,650         15,403,800
OMNIPOINT CORP                              *                  *
SOUTH CHINA INDUSTRIES LTD                  *                  *
TPI Enterprises, INC                1,107,000             12,177
                                                     -----------
                                                     $29,454,068
                                                     ===========

                                                    1999 CREF Annual Report o 51

 STATEMENT OF INVESTMENTS - GLOBAL EQUITIES ACCOUNT - DECEMBER 31, 1999
--------------------------------------------------------------------------------

                         Summary by Industry (Unaudited)


                                                     Value                 %
                                                  ----------             ------
BONDS
  CORPORATE BONDS
    DEPOSITORY INSTITUTIONS ....................  $      283               0.00%
    INSURANCE CARRIERS .........................          44               0.00
    TRANSPORTATION EQUIPMENT ...................          35               0.00
                                                  ----------             ------
  TOTAL CORPORATE BONDS
    (Cost $285) ................................         362               0.00
                                                  ----------             ------
TOTAL BONDS
    (Cost $285) ................................         362               0.00
                                                  ----------             ------
  PREFERRED STOCK
    APPAREL AND OTHER TEXTILE PRODUCTS .........         123               0.00
    BUSINESS SERVICES ..........................     150,979               1.69
    CHEMICALS AND ALLIED PRODUCTS ..............           5               0.00
    ELECTRIC, GAS, AND SANITARY SERVICES .......       1,143               0.01
    PRINTING AND PUBLISHING ....................       5,254               0.06
    STONE, CLAY, AND GLASS PRODUCTS ............         110               0.00
    TRANSPORTATION EQUIPMENT ...................       1,065               0.01
                                                  ----------             ------
TOTAL PREFERRED STOCK
  (Cost $121,827) ..............................     158,679               1.77
                                                  ----------             ------
COMMON STOCK
    AGRICULTURAL PRODUCTION-CROPS ..............          46               0.00
    AMUSEMENT AND RECREATION SERVICES ..........       6,126               0.07
    APPAREL AND ACCESSORY STORES ...............       5,567               0.06
    APPAREL AND OTHER TEXTILE PRODUCTS .........      38,269               0.43
    AUTO REPAIR, SERVICES AND PARKING ..........       2,656               0.03
    AUTOMOTIVE DEALERS AND SERVICE STATIONS ....         151               0.00
    BUILDING MATERIALS AND GARDEN SUPPLIES .....      88,085               0.98
    BUSINESS SERVICES ..........................   1,029,216              11.47
    CHEMICALS AND ALLIED PRODUCTS ..............     568,515               6.33
    COMMUNICATIONS .............................   1,365,340              15.22
    DEPOSITORY INSTITUTIONS ....................     340,645               3.80
    EATING AND DRINKING PLACES .................      69,976               0.78
    EDUCATIONAL SERVICES .......................         770               0.01
    ELECTRIC, GAS, AND SANITARY SERVICES .......      44,273               0.49
    ELECTRONIC AND OTHER ELECTRIC EQUIPMENT ....   1,309,478              14.59
    ENGINEERING AND MANAGEMENT SERVICES ........       8,914               0.10
    FABRICATED METAL PRODUCTS ..................     112,226               1.25
    FOOD AND KINDRED PRODUCTS ..................     121,766               1.36
    FOOD STORES ................................      61,387               0.68
    FORESTRY ...................................          35               0.00
    FURNITURE AND FIXTURES .....................      30,334               0.34
    FURNITURE AND HOMEFURNISHINGS STORES .......         774               0.01
    GENERAL BUILDING CONTRACTORS ...............       2,134               0.02
    GENERAL MERCHANDISE STORES .................     192,274               2.14
    HEALTH SERVICES ............................      52,114               0.58
    HEAVY CONSTRUCTION, EXCEPT BUILDING ........      13,695               0.15
    HOLDING AND OTHER INVESTMENT OFFICES .......      27,482               0.31
    HOTELS AND OTHER LODGING PLACES ............       2,372               0.03
    INDUSTRIAL MACHINERY AND EQUIPMENT .........     479,863               5.35
    INSTRUMENTS AND RELATED PRODUCTS ...........     217,919               2.43
    INSURANCE AGENTS, BROKERS AND SERVICE ......       7,846               0.09
    INSURANCE CARRIERS .........................     228,230               2.54
    LOCAL AND INTERURBAN PASSENGER TRANSIT .....      44,800               0.50
    LUMBER AND WOOD PRODUCTS ...................       2,886               0.03
    METAL MINING ...............................      17,878               0.20
    MISCELLANEOUS MANUFACTURING INDUSTRIES .....      16,653               0.19
    MISCELLANEOUS RETAIL .......................      59,912               0.67
    MOTION PICTURES ............................      65,650               0.73
    NONDEPOSITORY INSTITUTIONS .................      70,571               0.79
    NONMETALLIC MINERALS, EXCEPT FUELS .........         142               0.00
    OIL AND GAS EXTRACTION .....................      84,942               0.95
    PAPER AND ALLIED PRODUCTS ..................      30,756               0.34
    PERSONAL SERVICES ..........................         294               0.00
    PETROLEUM AND COAL PRODUCTS ................     265,735               2.96
    PIPELINES, EXCEPT NATURAL GAS ..............         367               0.00
    PRIMARY METAL INDUSTRIES ...................     298,638               3.33
    PRINTING AND PUBLISHING ....................     264,518               2.95
    RAILROAD TRANSPORTATION ....................       9,311               0.10
    REAL ESTATE ................................      28,737               0.32
    RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS ..       9,773               0.11
    SECURITY AND COMMODITY BROKERS .............      66,304               0.74
    SPECIAL TRADE CONTRACTORS ..................       1,076               0.01
    STONE, CLAY, AND GLASS PRODUCTS ............      66,763               0.74
    TEXTILE MILL PRODUCTS ......................         638               0.01
    TOBACCO PRODUCTS ...........................       7,427               0.08
    TRANSPORTATION BY AIR ......................      32,266               0.36
    TRANSPORTATION EQUIPMENT ...................     243,464               2.71
    TRANSPORTATION SERVICES ....................      93,168               1.04
    TRUCKING AND WAREHOUSING ...................      29,636               0.33
    WATER TRANSPORTATION .......................       6,162               0.07
    WHOLESALE TRADE-DURABLE GOODS ..............       1,710               0.02
    WHOLESALE TRADE-NONDURABLE GOODS ...........      40,077               0.45
                                                  ----------             ------
TOTAL COMMON STOCK
  (Cost $5,562,991) ............................   8,288,732              92.37
                                                  ----------             ------

SHORT TERM INVESTMENTS
    COMMERCIAL PAPER ...........................      18,981               0.21
    U.S. GOVERNMENT AND AGENCIES ...............     651,193               7.26
                                                  ----------             ------
TOTAL SHORT TERM INVESTMENTS
  (Cost $670,171) ..............................     670,174               7.47
                                                  ----------             ------
TOTAL PORTFOLIO
  (Cost $6,355,274) ............................   9,117,947             101.61
    OTHER ASSETS & LIABILITIES, NET ............    (144,508)             (1.61)
                                                  ----------             ------
NET ASSETS .....................................  $8,973,439             100.00%
                                                  ==========             ======

                          ----------------------------

                         Summary by Country (Unaudited)

                                                     Value               (000)%
                                                  ----------             -------
DOMESTIC
UNITED STATES ..................................  $3,401,635              37.31%
                                                  ----------             -------
TOTAL DOMESTIC .................................   3,401,635              37.31
                                                  ----------             -------
  FOREIGN
    AUSTRALIA ..................................     104,793               1.15
    AUSTRIA ....................................       1,314               0.01
    BELGIUM ....................................      10,007               0.11
    BERMUDA ....................................     107,186               1.17
    CANADA .....................................      66,800               0.73
    DENMARK ....................................       6,382               0.07
    FINLAND ....................................     238,021               2.61
    FRANCE .....................................     101,473               1.11
    GERMANY ....................................     596,666               6.54
    HONG KONG ..................................      96,982               1.06
    INDIA ......................................       3,540               0.04
    IRELAND ....................................      25,859               0.28
    ISRAEL .....................................      11,670               0.13
    ITALY ......................................      92,221               1.01
    JAPAN ......................................   1,362,639              14.95
    KOREA ......................................      12,379               0.14
    MALAYSIA ...................................       2,634               0.03
    NETHERLANDS ................................     345,464               3.79
    NEW ZEALAND ................................       5,345               0.06
    NORWAY .....................................       3,760               0.04
    PORTUGAL ...................................       8,219               0.09
    SINGAPORE ..................................      54,818               0.60
    SOUTH AFRICA ...............................       7,390               0.08
    SPAIN ......................................     112,669               1.24
    SWEDEN .....................................     224,162               2.46


                        SEE NOTES TO FINANCIAL STATEMENTS

52 o 1999 CREF Annual Report

 STATEMENT OF INVESTMENTS - GLOBAL EQUITIES ACCOUNT - DECEMBER 31, 1999
--------------------------------------------------------------------------------

                 Summary by Country -- (Continued) (Unaudited)

                                                  Value (000)               %
                                                  ----------             ------
    SWITZERLAND ................................  $   82,042               0.90%
    THAILAND ...................................         868               0.01
    UNITED KINGDOM .............................   1,360,834              14.93
                                                  ----------             ------
TOTAL FOREIGN ..................................   5,046,137              55.34
TOTAL SHORT TERM ...............................     670,174               7.35
                                                  ----------             ------
                 --------------------

TOTAL PORTFOLIO ................................  $9,117,947             100.00%
                                                  ==========             ======

                            -------------------------


 PRINCIPAL                                                           VALUE (000)
------------                                                         -----------

BONDS--0.00%
CORPORATE BONDS--0.00%
  DEPOSITORY INSTITUTIONS--0.00%
                        BANCA INTESA S.P.A. (CV DEB)
        35,899(1)        2.700%, 01/01/03 ............................ $      65
                        MITSU TRUST & BANKING (CV DEB)
    32,000,000(2)        0.500%, 10/01/07 ............................       218
                                                                       ---------
                                                                             283
                                                                       ---------
  INSURANCE CARRIERS--0.00%
                         AMP AUSTRALIA
           714(3)        7.000%, 02/10/05 ............................        44
                         AMP REINSURANCE NOTE
        25,973(3)        7.000%, 02/10/05 ............................         0
                                                                       ---------
                                                                              44
                                                                       ---------
  TRANSPORTATION EQUIPMENT--0.00%
                         BRITISH AEROSPACE PLC
        21,776(4)        7.450%, 11/30/03 ............................        35
                                                                       ---------
                      TOTAL CORPORATE BONDS
                         (Cost $285) .................................       362
                                                                       ---------
                      TOTAL BONDS
                         (Cost $285) .................................       362
                                                                       ---------

----------
(1) Denominated in Italian Lira.
(2) Denominated in Japanese Yen.
(3) Denominated in Australian Dollar.
(4) Denominated in British Pound.

    Shares
    ------
PREFERRED STOCK--1.77%
  APPAREL AND OTHER TEXTILE PRODUCTS--0.00%
         1,100           ESCADA AG. ..................................       123
                                                                       ---------
  BUSINESS SERVICES--1.69%
       250,607         > SAP AG. .....................................   150,979
                                                                       ---------
  CHEMICALS AND ALLIED PRODUCTS--0.00%
           213           CIN-CORPARACAO INDUSTRIAL ...................         5
                                                                       ---------
  ELECTRIC, GAS, AND SANITARY SERVICES--0.01%
        37,070           RHEIN-WESTFALEN ELECTRIC AG. (NON-VOTE) .....     1,143
                                                                       ---------
  PRINTING AND PUBLISHING--0.06%
       615,169         > NEWS CORP LTD (LTD-VOTE) ....................     5,254
                                                                       ---------
  STONE, CLAY, AND GLASS PRODUCTS--0.00%
         3,600         * DYCKERHOFF ZEMENTWERKE AG. ..................       110
                                                                       ---------
  TRANSPORTATION EQUIPMENT--0.01%
        33,230           VOLKSWAGEN AG. ..............................     1,065
                                                                       ---------
                      TOTAL PREFERRED STOCK
                         (Cost $121,827) .............................   158,679
                                                                       ---------


COMMON STOCK--92.37%
  AGRICULTURAL PRODUCTION-CROPS--0.00%
        51,000           GOLDEN HOPE PLANTATIONS BERHAD .............. $      46
                                                                       ---------
  AMUSEMENT AND RECREATION SERVICES--0.07%
        25,945           EMI GROUP PLC ...............................       255
       159,858           GRANADA GROUP LTD (CLASS A) .................     1,620
        13,000         * HARRAH'S ENTERTAINMENT, INC .................       344
         5,400           ORIENTAL LAND CO LTD ........................       464
       509,900           TABCORP HOLDINGS LTD ........................     3,442
         1,000           TOKYO TOKEIBA CO LTD ........................         1
                                                                       ---------
                                                                           6,126
                                                                       ---------
  APPAREL AND ACCESSORY STORES--0.06%
         4,530           DOUGLAS HOLDINGS AG. ........................       195
        58,255           GAP, INC ....................................     2,680
        51,400           HENNES & MAURITZ AB SERIES B ................     1,724
        11,729           LIMITED, INC ................................       508
         2,900        >* SHIMAMAURA CO LTD ...........................       460
                                                                       ---------
                                                                           5,567
                                                                       ---------
  APPAREL AND OTHER TEXTILE PRODUCTS--0.43%
         7,500         * AOYAMA TRADING CO LTD .......................       161
       117,700           BENETTON GROUP S.P.A. .......................       270
            90         * DOLLFUS-MIEG & CIE S.A. .....................         1
     1,874,000           ESPRIT HOLDINGS LTD .........................     2,025
        65,000           GUNZE LTD ...................................       173
       632,700         * JONES APPAREL GROUP, INC ....................    17,162
       973,000           KURARAY CO LTD ..............................     9,850
         3,700           LIZ CLAIBORNE, INC ..........................       139
        15,000           ONWARD KASHIYMA CO LTD ......................       205
        78,000           PACIFIC DUNLOP LTD ..........................       110
        32,000         * RENOWN, INC .................................        78
        17,000           TOKYO STYLE CO LTD ..........................       140
        18,945           WACOAL CORP .................................       167
        62,700           WORLD CO LTD ................................     7,788
                                                                       ---------
                                                                          38,269
                                                                       ---------
  AUTO REPAIR, SERVICES AND PARKING--0.03%
         2,000         * COMFORT GROUP LTD ...........................         1
       242,784         * IMPERIAL HOLDINGS LTD .......................     2,655
                                                                       ---------
                                                                           2,656
                                                                       ---------
  AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.00%
         1,000           AUTOBACS SEVEN CO LTD .......................        33
         3,800           CANADIAN TIRE, INC (CLASS A) ................        90
         1,000           LEX SERVICE GROUP LTD .......................         6
        44,913           LONHRO AFRICA PLC ...........................        22
                                                                       ---------
                                                                             151
                                                                       ---------
  BUILDING MATERIALS AND GARDEN SUPPLIES--0.98%
        33,090           CRH PLC .....................................       713
       923,643           HOME DEPOT, INC .............................    63,327
       384,350           LOWES COS, INC ..............................    22,965
        68,747           MEYER INTERNATIONAL PLC .....................       427
         2,300           PORTLAND VALDERRIVAS S.A. ...................        60
        77,406           WOLSELEY PLC ................................       593
                                                                       ---------
                                                                          88,085
                                                                       ---------
  BUSINESS SERVICES--11.47%
         1,270           ADECCO S.A. (REGD) ..........................       989
        10,000           ADOBE SYSTEMS, INC ..........................       673
       759,372         * AMERICA ONLINE, INC .........................    57,285
        33,232           AUTOMATIC DATA PROCESSING, INC ..............     1,790
        12,500         * BAAN CO NV ..................................       177
       332,575         * BMC SOFTWARE, INC ...........................    26,585
         4,471           CAP GEMINI S.A. .............................     1,135
         2,000         * CAPITA GROUP PLC ............................        36
        53,779         * CENDANT CORP ................................     1,429


                                                    1999 CREF Annual Report o 53

 STATEMENT OF INVESTMENTS - GLOBAL EQUITIES ACCOUNT - DECEMBER 31, 1999
--------------------------------------------------------------------------------

       SHARES                                                        VALUE (000)
       ------                                                        -----------

  BUSINESS SERVICES--(Continued)
       748,200         * CERIDIAN CORP ............................... $  16,133
         7,300        >* CMGI, INC ...................................     2,021
        36,035           COMPUTER ASSOCIATES INTERNATIONAL, INC ......     2,520
         9,900         * COMPUTER SCIENCES CORP ......................       937
       368,000           COMPUTERSHARE LTD ...........................     1,806
         3,400         * COREL CORP ..................................        51
         6,000           CREATIVE TECHNOLOGY LTD .....................       109
       185,500         > CSK CORP ....................................    30,118
         8,967         > DASSAULT SYSTEMS S.A. .......................       584
       925,000           DATA ADVANTAGE LTD ..........................     2,785
        18,400         * DAUM COMMUNICATIONS CORP ....................     6,263
           338         * DOLMEN COMPUTER APPLICATIONS NV .............        10
         7,800        >* EBAY, INC ...................................       976
           800         * EIDOS PLC ...................................        70
         2,500         * ELECTRONIC ARTS, INC ........................       210
        40,992           ELECTRONIC DATA SYSTEMS CORP ................     2,744
        23,000           EQUIFAX, INC ................................       542
        38,962           FIRST DATA CORP .............................     1,921
         7,530         * FREEMARKETS, INC ............................     2,570
         6,700         * FREENET.DE AG. ..............................       741
     7,258,200         * FREESERVE PLC ...............................    69,147
         3,200           FUJI SOFT ABC, INC ..........................       250
         7,300           GETRONICS NV ................................       582
         3,200         * GO.COM ......................................        76
       132,028         * HAANSOFT, INC ...............................     6,116
         2,000           HAW PAR CORP LTD ............................         4
     7,265,000           HAYS PLC ....................................   115,666
       114,500         * HITACHI SOFTWARE ENGINEERING CO LTD .........    16,687
        25,500           IMS HEALTH, INC .............................       693
       394,162         * INFONET SERVICES CORP .......................    10,347
        50,000         * INTERNET INITIATIVE JAPAN, INC ADR ..........     4,859
        19,600           INTERPUBLIC GROUP OF COS, INC ...............     1,131
         3,100         * ISS INTERNATIONAL SERVICE SYSTEM AS SERIES B        209
       130,638           KONAMI CO LTD ...............................    23,319
         3,000         * KYOWA EXEO CORP .............................        26
         6,399           LAGARDERE S.C.A. ............................       348
     3,907,400           LOGICA PLC ..................................   100,759
           100         * LONDON BRIDGE SOFTWARE HOLDINGS PLC .........         7
         9,300           MANPOWER, INC ...............................       350
         1,000           MEITEC CORP .................................        32
        12,000           MERKANTILDATA ASA ...........................       145
     1,776,840         * MICROSOFT CORP ..............................   207,446
        15,100           MISYS PLC ...................................       235
         6,096           NAMCO LTD ...................................       395
         1,900         * NAVISION SOFTWARE AS ........................       138
       161,200         * NEWBRIDGE NETWORKS CORP .....................     3,621
        18,100         * NOVELL, INC .................................       723
           455         * NTT DATA COMMUNICATIONS SYSTEM CORP .........    10,458
         9,800           OMNICOM GROUP, INC ..........................       980
       968,855         * ORACLE CORP .................................   108,572
        12,200         * PARAMETRIC TECHNOLOGY CORP ..................       330
        18,900           PAYCHEX, INC ................................       756
        12,512         * PEOPLESOFT, INC .............................       267
       598,830        >* PSINET, INC .................................    36,978
           100           RATIN AS (CLASS B) ..........................        11
       276,475           RENTOKIL INITIAL PLC ........................     1,008
        72,970           REUTERS GROUP PLC ...........................     1,001
         4,900         * ROBERT HALF INTERNATIONAL, INC ..............       140
        62,000         * SAGE GROUP PLC ..............................       756
        29,993           SAP AG. .....................................    14,776
        14,600           SECOM CO LTD ................................     1,607
     3,357,700         * SECURICOR PLC ...............................     8,715
        18,800           SECURITAS AB SERIES B FREE ..................       341
        27,000         * SEMA GROUP PLC ..............................       486
        88,200           SIME DARBY BERHAD ...........................       112
         6,822         * SOFTBANK CORP ...............................     6,526
       362,627         * SOLUTION 6 HOLDINGS LTD .....................     3,940
           100           SOPHUS BERENDSEN (CLASS B) (NEW) ............         2
           520         * SURVEILLANCE S.A. SOCIETE DE ................       160
         4,500           TIETOENATOR CORP ............................       281
       157,828         * TISCALI S.P.A. ..............................    64,079
        81,000           TOKYU CORP ..................................       197
           843           TOYO INFORMATION SYSTEMS CO LTD .............        59
         4,700           TRANS COSMOS ................................     2,004
        24,800         # VIGLEN TECHNOLOGY (LITIGATION NOTE) .........         0
       148,045           WHARF HOLDINGS LTD ..........................       344
         4,000           WM-DATA AB SERIES B .........................       248
        81,600         * WPP GROUP PLC ...............................     1,293
        83,820         * YAHOO, INC ..................................    36,268
                                                                       ---------
                                                                       1,029,216
                                                                       ---------
  CHEMICALS AND ALLIED PRODUCTS--6.33%
        90,175           ABBOTT LABORATORIES CO ......................     3,274
         8,500           AGRIUM, INC .................................        66
        16,200           AIR PRODUCTS & CHEMICALS, INC ...............       544
        18,100           AKZO NOBEL NV ...............................       908
       909,768           AMERICAN HOME PRODUCTS CORP .................    35,879
       345,720         * AMGEN, INC ..................................    20,765
        84,000           ASAHI CHEMICAL INDUSTRY CO LTD ..............       431
        40,788           ASTRAZENECA PLC .............................     1,691
        81,492           ASTRAZENECA PLC (UNITED KINGDOM) ............     3,452
        47,150           AVENTIS S.A. ................................     2,741
        17,900           AVON PRODUCTS, INC ..........................       591
        43,325           BASF AG. ....................................     2,226
        45,469           BAYER AG. ...................................     2,153
         6,700           BEIERSDORF AG. ..............................       450
        32,003           BOC GROUP PLC ...............................       687
       777,104           BRISTOL MYERS SQUIBB CO .....................    49,880
         4,000           CHUGAI PHARMACEUTICAL CO LTD ................        43
           500           CIN-CORPARACAO INDUSTRIAL DO NORTE S.A ......        12
        13,300           CLOROX CO ...................................       670
       560,000           COLGATE PALMOLIVE CO ........................    36,400
         7,000           CSL LTD .....................................       100
        15,286           DAICEL CHEMICAL INDUSTRIES LTD ..............        43
        25,714           DAIICHI PHARMACEUTICAL CO LTD ...............       334
        28,000           DAINIPPON INK & CHEMICAL, INC ...............        83
        71,000           DENKI KAGKU KOGYO ...........................       212
       251,449           DOW CHEMICAL CO .............................    33,600
       303,144           DU PONT (E.I.) DE NEMOURS & CO ..............    19,970
         1,600           DYNO ASA ....................................        40
        20,000           EISAI CO LTD ................................       384
        52,300           FANCL CORP ..................................    14,016
       729,333           GLAXO WELLCOME PLC ..........................    20,609
        26,400           GREENCORE GROUP PLC .........................        81
        70,782           IMPERIAL CHEMICAL INDUSTRY PLC ..............       749
         8,000           INTERNATIONAL FLAVORS & FRAGRANCES, INC .....       302
        96,683           JOHNSON & JOHNSON CO ........................     9,004
         4,000           KAKEN PHARMACEUTICAL CO LTD .................        22
        23,000           KANEKA CORP .................................       294
       509,000           KAO CORP ....................................    14,512
         7,380         > KEMIRA OY ...................................        45
        44,000           KUREHA CHEMICAL INDUSTRY CO LTD .............       108
         5,000           KYOWA HAKKO KOGYO ...........................        30
         2,332         # L'AIR LIQUIDE S.A. (REGD) ...................       390
         4,877         # L'AIR LIQUIDE S.A. (REGD) 2001 ..............       817
       341,191           LILLY (ELI) & CO ............................    22,689
           530         * LONZA AG. (REGD) ............................       322
         4,507           LOREAL S.A. .................................     3,617
       824,172       (0) MERCK & CO, INC .............................    55,271
        12,230           MERCK & CO KGAA .............................       379
       106,000           MITSUBISHI CHEMICAL CORP ....................       373
        75,000           MITSUBISHI GAS CHEMICAL CO, INC .............       146
         1,000           MITSUI CHEMICAL CORP ........................         8


                        SEE NOTES TO FINANCIAL STATEMENTS

54 o 1999 CREF Annual Report

 STATEMENT OF INVESTMENTS - GLOBAL EQUITIES ACCOUNT - DECEMBER 31, 1999
--------------------------------------------------------------------------------

       SHARES                                                        VALUE (000)
       ------                                                        -----------

  CHEMICALS AND ALLIED PRODUCTS--(Continued)
        37,199           MONSANTO CO ................................. $   1,325
       184,222           MONTEDISON S.P.A. ...........................       302
         4,901           NOVARTIS AG. (REGD) .........................     7,197
         6,000           NOVO NORDISK AS (CLASS B) ...................       796
        49,100         * NYCOMED AMERSHAM PLC ........................       306
        11,699           ORICA LTD ...................................        63
     1,089,144           PFIZER, INC .................................    35,329
        12,743           PPG INDUSTRIES, INC .........................       797
        15,791           PRAXAIR, INC ................................       794
       646,584           PROCTER & GAMBLE CO .........................    70,841
            50           ROCHE HOLDINGS AG. (BR) .....................       816
         2,523           ROCHE HOLDINGS AG. (GENUSSCHEINE) ...........    29,949
        13,150           ROHM & HAAS CO ..............................       535
        22,100           SANKYO CO LTD ...............................       454
        44,270         * SANOFI-SYNTHELABO S.A. ......................     1,844
         5,200           SCHERING AG. ................................       629
       414,026           SCHERING-PLOUGH CORP ........................    17,467
        71,000           SEKISUI CHEMICAL CO LTD .....................       315
        19,200           SHERWIN-WILLIAMS CO .........................       403
        23,255           SHIN-ETSU CHEMICAL CO LTD ...................     1,001
        28,000           SHIONOGI & CO LTD ...........................       340
        25,700         > SHISEIDO & CO LTD ...........................       375
        45,622         * SHOWA DENKO K.K. ............................        52
           400           SIKA FINANZ AG. (BR) ........................       131
       379,347           SMITHKLINE BEECHAM/BECKMAN LTD ..............     4,839
        71,100           SNIA S.P.A. .................................        77
         6,750           SOLVAY ET CIE S.A. ..........................       558
       123,000           SUMITOMO CHEMICAL CO LTD ....................       577
        22,000           TAISHO PHARMACEUTICAL CO LTD ................       646
       429,000         > TAKEDA CHEMICAL INDUSTRIES LTD ..............    21,190
        66,000           TEIJIN LTD ..................................       243
        90,000           TORAY INDUSTRIES, INC .......................       349
        33,000         * TOSOH CORP ..................................       126
        80,000           UBE INDUSTRIES LTD ..........................       167
        10,800           UCB S.A. ....................................       468
         1,500           UNION CARBIDE CORP ..........................       100
        22,359         > WESFARMERS LTD ..............................       184
       151,964           YAMANOUCHI PHARMACEUTICAL CO LTD ............     5,306
         1,000           ZODIAC S.A. .................................       211
                                                                       ---------
                                                                         568,515
                                                                       ---------
  COMMUNICATIONS--15.22%
        12,367           ALCATEL .....................................     2,841
        13,100         * AMFM, INC ...................................     1,025
       224,600           ASATSU, INC .................................    15,158
     1,695,230           AT & T CORP .................................    86,033
        77,128         * AT & T CORP-LIBERTY MEDIA GROUP (CLASS A) ...     4,377
        40,800           BCE, INC ....................................     3,693
        10,317           BCT TELUS COMMUNICATIONS, INC ...............       250
         5,538           BCT TELUS COMMUNICATIONS, INC (NON-VOTE) ....       133
       105,563           BELL ATLANTIC CORP ..........................     6,499
       126,752           BELLSOUTH CORP ..............................     5,934
        93,435           BRITISH SKY BROADCASTING GROUP PLC ..........     1,503
     1,845,497           BRITISH TELECOMMUNICATIONS PLC ..............    45,086
     3,466,433           CABLE & WIRELESS HKT LTD ....................    10,011
       600,000         * CABLE & WIRELESS OPTUS LTD ..................     1,999
     5,864,116           CABLE & WIRELESS PLC ........................    99,328
         7,082           CANAL PLUS S.A. .............................     1,031
       303,684         * CBS CORP ....................................    19,417
       109,000         * CHINA TELECOM LTD (HONG KONG) (SPONS ADR) ...    14,013
       248,293        >* CLEAR CHANNEL COMMUNICATIONS, INC ...........    22,160
     3,279,000         * COLT TELECOM GROUP PLC ......................   167,786
        38,900         * COX COMMUNICATIONS, INC (CLASS A) ...........     2,003
       201,010           DEUTSCHE TELEKOM AG. ........................    14,317
       409,414        >* DIMENSION DATA HOLDINGS LTD .................     2,568
       213,265           EIRCOM PLC ..................................       913
     2,384,600           ERICSSON TELEFON (LM) AB SERIES B ...........   153,474
        68,665           FRANCE TELECOM S.A. .........................     9,083
        14,000           FUJIKURA LTD ................................        56
         2,400           GN STORE NORD AS-GN GREAT NORDIC ............       119
        15,700         * HIKARI TSUSHIN, INC .........................    31,480
        31,232           KONINKLIJKE KPN NV ..........................     3,049
       213,500         * KPN QWEST NV ................................    14,217
     1,040,069           LUCENT TECHNOLOGIES, INC ....................    77,810
       941,733         * MACQUARIE CORP TELECOMMUNICATIONS
                           HOLDINGS LTD ..............................     1,529
       174,799           MARCONI PLC .................................     3,092
       909,982         * MCI WORLDCOM, INC ...........................    48,286
        70,900         > MEDIASET S.P.A. .............................     1,103
         6,100         * NETCOM AB SERIES B ..........................       429
       344,000           NIPPON COMSYS CORP ..........................     7,133
         5,007           NIPPON TELEGRAPH & TELEPHONE CORP ...........    85,703
           690           NTT MOBILE COMMUNICATIONS ...................    26,523
       301,968         * OLIVETTI GROUP S.P.A. .......................       875
       221,350         * OMNIPOINT CORP ..............................    26,700
       451,000         * PARTNER COMMUNICATIONS CO LTD ADR ...........    11,670
        99,070           PORTUGAL TELECOM S.A. .......................     1,087
           700         * PUBLICIS S.A. ...............................       264
        43,900        >* QWEST COMMUNICATIONS INTERNATIONAL, INC .....     1,888
       294,875         * RCN CORP ....................................    14,301
        11,600         * ROGERS COMMUNICATIONS, INC (CLASS B) ........       283
     1,398,357           SBC COMMUNICATIONS, INC .....................    68,170
        71,000         * SERVICOS TELECOMUNICACOE MULTIMEDIA S.A. ....     4,039
       331,687           SINGAPORE TELECOMMUNICATIONS LTD ............       685
        43,341           SONERA GROUP OYJ ............................     2,971
         4,904           SWISSCOM AG. (REGD) .........................     1,984
            20         * TCI SATELLITE ENTERTAINMENT (CLASS A) .......         0
        16,900           TELE DANMARK AS .............................     1,257
     1,012,485         > TELECOM CORP OF NEW ZEALAND .................     4,759
       261,105           TELECOM ITALIA ..............................     3,683
       470,299         > TELECOM ITALIA MOBILE S.P.A. ................     5,248
         1,000         * TELECOM ITALIA RISP .........................         6
     2,147,247         * TELEFONICA DE ESPANA S.A. ...................    53,648
       115,000           TELEKOM MALAYSIA BERHAD .....................       445
       793,000           TELEVISION BROADCASTS LTD ...................     5,407
       500,394           TELSTRA CORP ................................     2,712
       141,750         * TERRA NETWORKS S.A. .........................     7,747
        16,000           TOKYO BROADCASTING SYSTEMS, INC .............       541
        54,100         * VIACOM, INC (CLASS B) .......................     3,270
       701,920         * VIATEL, INC .................................    37,640
    22,458,860           VODAFONE AIRTOUCH PLC .......................   111,241
        33,425         > VODAFONE AIRTOUCH PLC ADR ...................     1,655
                                                                       ---------
                                                                       1,365,340
                                                                       ---------
  DEPOSITORY INSTITUTIONS--3.80%
        61,931           ABBEY NATIONAL PLC ..........................       990
        96,082           ABN-AMRO HOLDINGS NV ........................     2,401
        81,661           ALLIED IRISH BANK PLC .......................       931
        30,000           AMMB HOLDINGS BERHAD ........................        72
        34,800           ARGENTARIA, CAJA POSTAL Y BCO HIPOTECA ......       818
       584,514           ASAHI BANK LTD ..............................     3,602
         6,000         * ASHIKAGA BANK LTD ...........................        12
           431           AUSTRALIAN & NEW ZEALAND BANKING GROUP LTD ..         3
        30,389           BANCA COMMERCIALE ITALIANA S.P.A. ...........       165
       341,100         * BANCA DI ROMA ...............................       438
       296,530           BANCA INTESA S.P.A. .........................     1,204
        28,389         * BANCA INTESA S.P.A. PUT WTS 11/15/02 ........        50
        60,600           BANCA INTESA S.P.A. RISP ....................       123
        21,500           BANCA POPOLARE DI MILANO ....................       167
       143,600         * BANCO AMBROSIANO VENETO WTS 05/31/02 ........       123
       142,200           BANCO BILBAO VIZCAYA S.A. (REGD) ............     2,026
        85,955           BANCO COMERCIAL PORTUGUES S.A. (REGD) .......       477
         9,395           BANCO ESPIRITO SANTO S.A. ...................       264


                        SEE NOTES TO FINANCIAL STATEMENTS

                                                    1999 CREF Annual Report o 55

 STATEMENT OF INVESTMENTS - GLOBAL EQUITIES ACCOUNT - DECEMBER 31, 1999
--------------------------------------------------------------------------------

       SHARES                                                        VALUE (000)
       ------                                                        -----------

  DEPOSITORY INSTITUTIONS--(Continued)
           912           BANCO PINTO & SOTTO MAYOR S.A. .............. $      20
       252,670           BANCO SANTANDER CENTRAL HISPANO S.A. ........     2,861
         6,604           BANK AUSTRIA AG. ............................       373
       891,940           BANK OF AMERICA CORP ........................    44,764
        77,323           BANK OF EAST ASIA LTD .......................       215
        32,000         > BANK OF FUKUOKA LTD .........................       222
        18,000           BANK OF MONTREAL ............................       612
        31,532           BANK OF NEW YORK CO, INC ....................     1,261
        33,992           BANK OF NOVA SCOTIA .........................       728
     1,999,490           BANK OF TOKYO MITSUBISHI LTD ................    27,849
        66,344           BANK OF YOKOHAMA LTD ........................       306
        97,007           BANK ONE CORP ...............................     3,110
        31,064           BANQUE NATIONALE DE PARIS ...................     2,867
       514,468           BARCLAYS PLC ................................    14,803
        25,850           BAYERISCHE HYPO-UND VEREINSBANK AG. .........     1,766
        55,460           BPI-SGPS S.A. (REGD) ........................       236
        22,160           CANADIAN IMPERIAL BANK OF COMMERCE ..........       528
       299,800           CHASE MANHATTAN CORP ........................    23,291
         7,460         > CHIBA BANK LTD ..............................        41
        61,000           CHRISTIANIA BANK OG KREDITKASSE .............       301
        30,000         * COMMERCE ASSET HOLDINGS BERHAD ..............        77
            50           COMMERZBANK AG. .............................         2
        19,233           CREDIT SUISSE GROUP (REGD) ..................     3,823
         2,000           DAI-ICHI KANGO BANK LTD .....................        19
       109,000           DAIWA BANK LTD ..............................       320
       428,844         * DBS GROUP HOLDINGS LTD ......................     7,027
         4,200           DEN DANSKE BANK AF 1871 .....................       461
        61,000           DEN NORSKE BANK ASA .........................       251
        42,203         * DEUTSCHE BANK AG. (REGD) ....................     3,565
        33,770         * DRESDNER BANK AG. (REGD) ....................     1,837
        62,495           FIRST UNION CORP ............................     2,051
       804,000           FIRSTAR CORP ................................    16,985
       361,581           FLEETBOSTON FINANCIAL CORP ..................    12,588
        30,600         > FORENINGSSPARBANKEN AB ......................       450
     1,469,586         > FUJI BANK LTD ...............................    14,273
        28,000           GUNMA BANK LTD ..............................       182
       110,200           HANG SENG BANK LTD ..........................     1,258
        81,000           HOKURIKU BANK LTD ...........................       192
       211,581           HSBC HOLDINGS PLC (HONG KONG) ...............     2,967
       348,674           HSBC HOLDINGS PLC (UNITED KINGDOM) ..........     4,859
       182,668         > INDUSTRIAL BANK OF JAPAN LTD ................     1,760
        66,415           JOYO BANK ...................................       305
        21,200           KBC BANCASSURANCE HOLDINGS NV ...............     1,143
        20,565           KEYCORP .....................................       455
       352,201           LLOYDS TSB GROUP PLC ........................     4,405
        95,800           MALAYAN BANKING BERHAD ......................       340
        61,134           MBNA CORP ...................................     1,666
       476,000           MELLON FINANCIAL CORP .......................    16,214
        47,500         > MERITA LTD ..................................       280
        77,111           MITSUBISHI TRUST & BANKING CORP .............       679
         1,000           MITSUI TRUST & BANKING CO LTD ...............         2
        11,244           MORGAN (J.P.) & CO, INC .....................     1,424
        94,400           NATIONAL AUSTRALIA BANK LTD .................     1,440
        10,881           NATIONAL BANK OF CANADA .....................       139
        34,198           NATIONAL CITY CORP ..........................       810
        64,925         * OVERSEAS CHINESE BANKING CORP LTD ...........       596
        34,925           PNC BANK CORP ...............................     1,554
        19,100           ROYAL BANK OF CANADA ........................       837
        81,377           ROYAL BANK OF SCOTLAND PLC ..................     1,443
     3,290,756           SAKURA BANK LTD .............................    19,054
        84,209           SAN PAOLO-IMI S.P.A. ........................     1,144
           235           SANWA BANK LTD ..............................         3
        35,000         > SEVENTY-SEVEN (77) BANK LTD .................       367
        47,000           SHIZUOKA BANK LTD ...........................       482
        47,120         > SKANDINAVISKA ENSKILDA BANKEN SERIES A ......       477
         7,258           SOCIETE GENERALE S.A. .......................     1,689
         5,700           STATE STREET CORP ...........................       416
     1,483,932           SUMITOMO BANK LTD ...........................    20,305
       750,000           SUMITOMO TRUST & BANKING CO LTD .............     5,062
        13,926           SUNCORP-METWAY LTD ..........................        75
        12,595           SUNTRUST BANKS, INC .........................       867
        40,700           SVENSKA HANDELSBANKEN SERIES A ..............       512
         1,000         * SVENSKA HANDELSBANKEN SERIES B FREE .........        12
         5,025         * SWISS BANK CORP WTS 06/30/00 (REGD) .........        69
       159,000           TOKAI BANK LTD ..............................     1,002
        61,686           U.S. BANCORP ................................     1,469
        91,719           UBS AG. (REGD) ..............................    24,770
       319,300         > UNICREDITO ITALIANO S.P.A. ..................     1,570
         5,350           UNI BANKDANMARK AS (CLASS A) ................       377
        56,744         * UNITED OVERSEAS BANK LTD ....................       501
         9,200           WACHOVIA CORP ...............................       626
        45,344           WASHINGTON MUTUAL, INC ......................     1,179
       111,673           WELLS FARGO CO ..............................     4,516
       773,100         > WESTPAC BANKING CORP ........................     5,316
        21,200           WING LUNG BANK LTD ..........................        86
                                                                       ---------
                                                                         340,645
                                                                       ---------
  EATING AND DRINKING PLACES--0.78%
        15,800         * AUTOGRILL S.P.A. ............................       199
     4,745,542           COMPASS GROUP PLC ...........................    65,132
        21,000           KENTUCKY FRIED CHICKEN BERHAD ...............        28
        15,400           MARRIOTT INTERNATIONAL (CLASS A) ............       486
        86,320           MCDONALD'S CORP .............................     3,480
        37,100         * MELCO INTERNATIONAL DEVELOPMENT LTD .........        14
         8,000           SKYLARK CO LTD ..............................       188
         1,464           SODEXHO ALLIANCE S.A. .......................       259
        13,300         * TELEPIZZA S.A. ..............................        56
             9         * TRICON GLOBAL RESTAURANTS, INC ..............         0
           500           VALORA HOLDINGS AG. (REGD) ..................       134
                                                                       ---------
                                                                          69,976
                                                                       ---------
  EDUCATIONAL SERVICES--0.01%
         3,200           BENESSE CORP ................................       770
                                                                       ---------
  ELECTRIC, GAS, AND SANITARY SERVICES--0.49%
        10,400         * AES CORP ....................................       777
         9,653           AGUAS DE BARCELONA S.A. .....................       141
            96         * AGUAS DE BARCELONA S.A. (NEW) ...............         1
        16,400         * ALLIED WASTE INDUSTRIES, INC ................       145
        34,500           ANGLIAN WATER PLC ...........................       315
        21,387         > AUSTRALIA GAS LIGHT CO ......................       125
       258,832         * BG GROUP PLC ................................     1,672
         4,300           CAROLINA POWER & LIGHT CO ...................       131
        11,541           CENTRAL & SOUTH WEST CORP ...................       231
       207,745           CENTRICA PLC ................................       589
           100           CHUBU ELECTRIC POWER CO, INC ................         2
       131,000           CLP HOLDINGS LTD ............................       603
        19,863           COASTAL CORP ................................       704
         5,676           COLUMBIA ENERGY GROUP .......................       359
         2,100         * CONSOLIDATED EDISON CO OF NEW YORK, INC .....        72
         7,864           CONSOLIDATED NATURAL GAS CO .................       511
        10,033           CONSTELLATION ENERGY GROUP ..................       291
         3,000         * CONTACT ENERGY LTD ..........................         5
        18,218           DOMINION RESOURCES, INC .....................       715
        18,076           DTE ENERGY CO ...............................       567
        22,823           DUKE ENERGY CORP ............................     1,144
        20,500           EDISON INTERNATIONAL CO .....................       537
        15,200           EDPERBRASCAN CORP (CLASS A) .................       200
         5,400           EL PASO ENERGY CORP .........................       210
         4,300           ELECTRABEL NV ...............................     1,408
        10,950           ELECTRABEL S.A. (STRIP VVPR) ................         1
        56,859           ELECTRICIDADE DE PORTUGAL S.A. ..............       993
        71,208           ENDESA S.A. .................................     1,414


                        SEE NOTES TO FINANCIAL STATEMENTS

56 o 1999 CREF Annual Report

 STATEMENT OF INVESTMENTS - GLOBAL EQUITIES ACCOUNT - DECEMBER 31, 1999
--------------------------------------------------------------------------------

       SHARES                                                        VALUE (000)
       ------                                                        -----------

  ELECTRIC, GAS, AND SANITARY SERVICES--(Continued)
       466,400         * ENEL S.P.A. ................................. $   1,955
         6,400           ENTERGY CORP ................................       165
        43,461           FIRSTENERGY CORP ............................       986
        12,500           FPL GROUP, INC ..............................       535
        28,500           GAS NATURAL SDG S.A. ........................       657
            63           GPU, INC ....................................         2
         2,000           GROUPE BRUXELLES LAMBERT S.A. ...............       403
           300           HAFSLUND AS SERIES A ........................         2
       286,190           HONG KONG & CHINA GAS CO LTD ................       392
           791           HYDER PLC ...................................         4
        60,374         > IBERDROLA S.A. ..............................       837
        44,700         > ITALGAS S.P.A. ..............................       169
        66,190           KANSAI ELECTRIC POWER CO, INC ...............     1,153
         7,000           KURITA WATER INDUSTRIES LTD .................       111
        85,899           NATIONAL GRID GROUP PLC .....................       653
       172,760           NATIONAL POWER PLC ..........................     1,000
       110,000           OSAKA GAS CO LTD ............................       265
         1,900         * OESTERREICHISCHE
                           ELEKTRIZITAETSWIRSCHAFTS AG. ..............       267
        24,700           PECO ENERGY CO ..............................       858
        24,000           PG&E CORP ...................................       492
        39,710           PP&L RESOURCES, INC .........................       908
        18,457           PUBLIC SERVICE ENTERPRISE GROUP, INC ........       643
        10,000           RELIANT ENERGY, INC .........................       229
         7,100           RHEIN-WESTFALEN ELECTRIC AG. ................       278
        50,399           SCOTTISH POWER PLC ..........................       382
        42,400           SEMPRA ENERGY ...............................       737
       310,000           SHUN TAK ENTERPRISES CORP LTD ...............        59
        31,800           SOUTHERN CO .................................       747
         7,400           SUEZ LYONNAISE DES EAUX .....................     1,192
         5,872         > SUEZ LYONNAISE DES EAUX S.A. ................       941
         7,400           SUEZ LYONNAISE (STRIP VVPR) .................         0
       124,000           TENAGA NASIONAL BERHAD ......................       320
        37,693           TEXAS UTILITIES CO ..........................     1,340
        22,441           THAMES WATER PLC ............................       280
        47,600           TOHOKU ELECTRIC POWER CO, INC ...............       708
        90,383           TOKYO ELECTRIC POWER CO, INC ................     2,422
       110,000           TOKYO GAS CO LTD ............................       268
        26,961           TRANS CANADA PIPELINES LTD ..................       233
         6,900           TRANSALTA CORP ..............................        67
        12,505           UNICOM CORP .................................       419
        22,000           UNION ELECTRICA FENOSA S.A. .................       384
         7,405           UNITED UTILITIES PLC ........................        77
        29,450           VEBA AG. ....................................     1,432
        49,874           VIAG AG. ....................................       914
        36,448           VIVENDI S.A. ................................     3,292
        24,394         * VIVENDI S.A. WTS 05/02/01 ...................        83
        39,169           WASTE MANAGEMENT, INC .......................       673
         6,448           WESTCOAST ENERGY, INC .......................       103
        12,200           WILLIAMS COS, INC ...........................       373
                                                                       ---------
                                                                          44,273
                                                                       ---------
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--14.59%
        15,789         * ABB LTD .....................................     1,926
         4,273         * ABB LTD (SWITZERLAND) .......................       523
         6,610           ADVANTEST CORP ..............................     1,746
         8,000           ALPS ELECTRIC CO LTD ........................       122
        17,700         * AMERICAN POWER CONVERSION CORP ..............       467
        10,891           AMSTRAD PLC .................................        42
         9,000         * ASM LITHOGRAPHY HOLDINGS NV .................     1,000
           900           BANG & OLUFSEN HOLDINGS AS (CLASS B) ........        33
         1,000           BARCO NV ....................................       140
        70,615           BROTHERS INDUSTRIES LTD .....................       162
       438,000         * CIENA CORP ..................................    25,185
     2,099,000         * CLARION CO LTD ..............................    14,700
        10,000           COOPER INDUSTRIES, INC ......................       404
        30,000           ELECTROCOMPONENTS PLC .......................       332
        21,350         > ELECTROLUX AB SERIES B ......................       538
        11,000           EMAIL LTD ...................................        17
        24,000           EMERSON ELECTRIC CO .........................     1,377
         1,995           EMPRESA FABRIL DE MAQUINAS ELECTRICAS .......        12
     1,557,400         * EPCOS AG. ...................................   116,891
       787,000           ERG LTD .....................................     4,404
         8,300           FISHER & PAYKEL INDUSTRIES LTD ..............        32
         4,000           FUJI MACHINE MANUFACTURING CO. ..............       322
     1,045,476         > FUJITSU LTD .................................    47,652
        49,000           FURUKAWA ELECTRIC CO LTD ....................       743
        15,000         * GEMSTAR INTERNATIONAL GROUP, INC ............     1,069
     1,314,589           GENERAL ELECTRIC CO .........................   203,433
        96,900           HIROSE ELECTRIC CO LTD ......................    21,713
     2,377,000           HITACHI LTD .................................    38,129
       252,000           HITACHI MAXELL LTD ..........................     7,419
     1,111,984           INTEL CORP ..................................    91,530
     2,316,700           JOHNSON ELECTRIC HOLDINGS LTD ...............    14,871
        22,128           KONINKLIJKE PHILIPS ELECTRONICS NV ..........     3,010
        56,800           KYOCERA CORP ................................    14,722
        40,000           MALAYSIAN PACIFIC INDUSTRIES BERHAD .........       258
        55,000         * MATSUSHITA COMMUNICATIONS INDUSTRIAL CO .....    14,525
       134,183           MATSUSHITA ELECTRIC INDUSTRIAL CO LTD .......     3,714
         3,800           MAYTAG CO ...................................       182
        17,500         * MICRON TECHNOLOGY, INC ......................     1,361
       166,000           MITSUBISHI ELECTRIC CORP ....................     1,072
        40,737           MOTOROLA, INC ...............................     5,999
       285,625           MURATA MANUFACTURING CO LTD .................    67,048
         2,356           NGK SPARK PLUG CO LTD .......................        22
       109,704           NIPPON ELECTRIC CORP ........................     2,613
        13,000           NITTO DENKO CORP ............................       650
     1,282,712         * NOKIA OYJ ...................................   232,608
        87,100           NORTEL NETWORKS CORP ........................     8,766
       140,000           NORTEL NETWORKS CORP (U.S.) .................    14,140
     3,056,000         * OKI ELECTRIC INDUSTRY CO LTD ................    17,994
       492,000           PIONEER CORP ................................    12,993
        40,400         * QUALCOMM, INC ...............................     7,115
        45,256           RACAL ELECTRONICS PLC .......................       406
       102,424           ROHM CO .....................................    42,076
       146,000           SANYO ELECTRIC CO LTD .......................       593
         3,100         * SGL CARBON AG. ..............................       206
       980,000           SHARP CORP ..................................    25,066
        20,800         > SIRTI S.P.A. ................................        74
        16,100         * SOLECTRON CORP ..............................     1,532
       143,558         > SONY CORP ...................................    42,545
       961,000           ST MICROELECTRONICS NV ......................   147,935
        50,000           SUMITOMO ELECTRIC INDUSTRIES CO .............       578
         8,940           TAIYO YUDEN CO LTD ..........................       530
        53,636           TEXAS INSTRUMENTS, INC ......................     5,196
       202,600           TOKYO ELECTRON CO LTD .......................    27,743
       195,000           TOSHIBA CORP ................................     1,488
        27,000           VARITRONIX INTERNATIONAL LTD ................        62
       618,000           VENTURE MANUFACTURING LTD (SINGAPORE) .......     7,085
         7,795           WHIRLPOOL CORP ..............................       507
        20,016           YAMAHA CORP .................................       130
                                                                       ---------
                                                                       1,309,478
                                                                       ---------

  ENGINEERING AND MANAGEMENT SERVICES--0.10%
        17,928           DUN & BRADSTREET CORP                               529
         5,800           OYO CORP                                             77
        81,000           SEMBCORP INDUSTRIES LTD                             110
        29,600           SERVICEMASTER CO                                    364
     5,010,000           SINGAPORE TECHNOLOGIES ENGINEERING LTD            7,759
         7,300           VEDIOR NV-CVA                                        75
                                                                       ---------
                                                                           8,914
                                                                       ---------


                        SEE NOTES TO FINANCIAL STATEMENTS

                                                    1999 CREF Annual Report o 57

 STATEMENT OF INVESTMENTS - GLOBAL EQUITIES ACCOUNT - DECEMBER 31, 1999
--------------------------------------------------------------------------------

       SHARES                                                        VALUE (000)
       ------                                                        -----------

  FABRICATED METAL PRODUCTS--1.25%
     1,408,500           AMERICAN NATIONAL CAN GROUP, INC ............ $  18,311
     4,003,880         > ASSA ABLOY AB SERIES B ......................    56,296
        12,261           BICC LTD ....................................        18
           500           BOHLER-UDDEHOLM AG. (BR) ....................        23
        48,835           CARADON PLC .................................       123
        18,900           CROWN CORK & SEAL CO, INC ...................       423
           500           FISCHER (GEORGE) LTD (REGD) .................       173
        74,299           GILLETTE CO .................................     3,060
        34,826           GKN PLC .....................................       548
        26,810           MAGNETI MARELLI .............................       102
        28,300           MASCO CORP ..................................       718
         5,500           PARKER-HANNIFIN CORP ........................       282
         9,600           ROCKWELL INTERNATIONAL CORP .................       460
           355         * SANITEC OYJ .................................         5
        38,000         * SANKYO ALUMINIUM INDUSTRY CO LTD ............        35
         9,000           SANWA SHUTTER CORP ..........................        33
       135,000           SMC CORP ....................................    29,855
        22,700           SNAP-ON, INC ................................       603
         9,500           STANLEY WORKS CO ............................       286
        46,000         * TAKARA STANDARD CO ..........................       228
        16,000           TOSTEM CORP .................................       287
        18,600           TOYO SEIKAN KAISHA LTD ......................       269
         4,500           UNITED DOMINION INDUSTRIES LTD ..............        88
                                                                       ---------
                                                                         112,226
                                                                       ---------
  FOOD AND KINDRED PRODUCTS--1.36%
             5         * AGRIBRANDS INTERNATIONAL, INC ...............         0
        41,000           AJINOMOTO CO LTD ............................       427
       293,512           ANHEUSER BUSCH COS, INC .....................    20,803
         6,000           ARCHER DANIELS MIDLAND CO ...................        73
        28,000           ASAHI BREWERIES LTD .........................       306
        10,900         * ASIA FOOD & PROPERTIES LTD WTS 07/12/02 .....         3
         3,503           AZUCARERA EBRO AGRICOLAS S.A. ...............        51
        61,108           BASS PLC ....................................       760
         2,395         * BRAU UND BRUNNEN AG. ........................       113
       189,061           CADBURY SCHWEPPES LTD .......................     1,142
        32,554           CAMPBELL SOUP CO ............................     1,259
         5,200           CARLSBERG BREWERIES AS (CLASS A) ............       192
        60,214           COCA COLA AMATIL LTD ........................       164
       163,364           COCA COLA CO ................................     9,516
        53,544           CONAGRA, INC ................................     1,208
        10,586         * COTT CORP ...................................        56
         4,900           DANISCO AS ..................................       191
         5,357           DANONE GROUP ................................     1,263
        12,000           DCC PLC .....................................        89
       237,764           DIAGEO PLC (CLASS A) ........................     1,912
         2,250         * EL AGUILA S.A. ..............................        18
           737           ERIDANIA BEGHIN-SAY S.A. ....................        79
           500         > EZAKI GLICO CO LTD ..........................         2
     1,995,300         > FOSTERS BREWING GROUP LTD ...................     5,707
        15,000           FRASER & NEAVE LTD ..........................        55
         9,012           GENERAL MILLS, INC ..........................       322
        97,637         > GOODMAN FIELDER LTD .........................        87
        19,810           HEINEKEN NV .................................       966
        24,565           HEINZ (H.J.) CO .............................       978
         2,000           HOLSTEN BRAUEREI AG. ........................        34
         7,000           HOUSE FOODS CORP ............................       106
        78,000           IOI CORP ....................................        47
       166,800           ITOEN LTD ...................................    23,313
           699           ITOHAM FOODS, INC ...........................         3
       574,000           KATOKICHI CO LTD ............................    12,436
        16,600           KERRY GROUP (CLASS A) .......................       199
        12,000           KIKKOMAN CORP ...............................        80
        78,000           KIRIN BREWERY CO LTD ........................       820
        35,100           LION NATHAN LTD .............................        82
         6,768           LVMH MOET HENNESSY LOUIS VUITTON ............     3,032
         4,292           MEIJI SEIKA KAISHA LTD ......................        24
         5,503           MOLSON, INC (CLASS A) .......................       102
        13,000           NESTLE MALAYSIA BERHAD ......................        56
         2,782           NESTLE S.A. (REGD) ..........................     5,097
        38,000           NICHIREI CORP ...............................        98
         6,000           NIPPON MEAT PACKERS, INC ....................        78
        60,000           NIPPON OIL & FATS CO LTD ....................       142
        74,000           NIPPON SUISAN KAISHA LTD ....................       114
         8,000           NISSHIN FLOUR MILLING CO LTD ................        55
         6,091           NISSIN FOOD PRODUCTS CO LTD .................       143
        23,142           ORKLA ASA ...................................       399
           400           OSTERREICHISCHE BRAU-AKTIENGESELLSCHAF ......        16
         3,500           OYJ HARTWALL ABP ............................        51
       122,400           PARMALAT FINANZIARIA S.P.A. .................       157
       476,000           PEPSICO, INC ................................    16,779
         4,736           PERNOD-RICARD S.A. ..........................       271
        41,100         * PULEVA S.A. .................................        60
           319           Q.P. CORP ...................................         2
        10,773           QUAKER OATS CO ..............................       707
        13,900           RAISIO GROUP PLC ............................        55
        23,000           RALSTON PURINA CO ...........................       641
           850           SAPPORO BREWERIES LTD .......................         3
        57,098           SARA LEE CORP ...............................     1,260
        27,000           SEAGRAMS CO LTD .............................     1,206
           500           SEAGRAMS CO LTD (U.S.) ......................        22
        44,000           SNOW BRAND MILK PRODUCTS CO .................       177
       538,560         > SOUTHCORP LTD ...............................     1,893
         8,204           TAKARA SHUZO CO LTD .........................       129
        55,300           TATE & LYLE PLC .............................       355
         2,800           UNICER-UNIAO CERVEIJEIRA S.A. ...............        56
        27,100           UNIGATE PLC .................................       136
       152,500           UNILEVER LTD ................................     1,122
        37,315           UNILEVER NV CERTIFICATE .....................     2,062
         4,180           VISCOFAN S.A. ...............................        33
        19,000           YAKULT HONSHA CO LTD ........................       165
        19,000           YAMAZAKI BAKING CO LTD ......................       206
                                                                       ---------
                                                                         121,766
                                                                       ---------
  FOOD STORES--0.68%
        25,015           ALBERTSONS, INC .............................       807
        23,613           CARREFOUR SUPERMARCHE S.A. ..................     4,356
         6,200         > CASINO GUICHARD-PERRACHON S.A. ..............       710
         3,380           COLRUYT S.A. ................................       194
           743           DAIRY FARM INTERNATIONAL HOLDINGS LTD .......         1
         3,900           DELHAIZE FRERES NV ..........................       294
       219,745           ITO-YOKADO CO LTD ...........................    23,857
         8,466           JERONIMO MARTINS SGPS S.A. ..................       217
        41,400           KONINKLIJKE AHOLD NV ........................     1,226
        66,042         * KROGER CO ...................................     1,247
        23,420         > RINASCENTE S.P.A. ...........................       150
        36,652           SAINSBURY (J) PLC ...........................       207
       162,000           SEVEN-ELEVEN JAPAN CO LTD ...................    25,669
       631,627           TESCO PLC ...................................     1,920
        24,000           UNY CO LTD ..................................       235
        86,716         > WOOLWORTHS LTD ..............................       297
                                                                       ---------
                                                                          61,387
                                                                       ---------
  FORESTRY--0.00%
         2,100           CORTICEIRA AMORIM S.A. ......................        21
        10,000           KUALA LUMPUR KEPONG BERHAD ..................        14
                                                                       ---------
                                                                              35
                                                                       ---------
  FURNITURE AND FIXTURES--0.34%
     1,046,000           NEWELL RUBBERMAID, INC ......................    30,334
                                                                       ---------
  FURNITURE AND HOMEFURNISHINGS STORES--0.01%
         8,000           SHIMACHU CO .................................       110
        13,500           TANDY CORP ..................................       664
                                                                       ---------
                                                                             774
                                                                       ---------


                        SEE NOTES TO FINANCIAL STATEMENTS

58 o 1999 CREF Annual Report

 STATEMENT OF INVESTMENTS - GLOBAL EQUITIES ACCOUNT - DECEMBER 31, 1999
--------------------------------------------------------------------------------

       SHARES                                                        VALUE (000)
       ------                                                        -----------

  GENERAL BUILDING CONTRACTORS--0.02%
         5,420           AMEC PLC .................................... $      22
        96,830           BARRATT DEVELOPMENTS PLC ....................       441
         1,000           BERKELEY GROUP PLC ..........................        12
           230           CARRILLION PLC ..............................         0
           862         * DAIKYO, INC .................................         2
        13,759           DAITO TRUST CONSTRUCTION CO LTD .............       153
        29,000           DAIWA HOUSE INDUSTRY CO LTD .................       216
        35,000           FLETCHER CHALLENGE LTD (BUILDING DIVISON) ...        52
       154,000        >* FUJITA CORP .................................        83
        21,700         > LEIGHTON HOLDINGS LTD .......................        84
         2,164           MISAWA HOMES CO LTD .........................         7
        32,000           NISHIMATSU CONSTRUCTION CO LTD ..............       128
        43,000           OBAYASHI CORP ...............................       203
        14,000           SHIMIZU CORP ................................        46
         6,900           SKANSKA AB SERIES B FREE ....................       257
       120,000           TAISEI CORP .................................       228
         4,000           TAYLOR WOODROW PLC ..........................         9
        11,000           TODA CONSTRUCTION CO ........................        42
        24,071           WILSON (CONNOLLY) HOLDINGS PLC ..............        61
         7,400           WIMPEY (GEORGE) LTD .........................        13
        47,400           YTL CORP BERHAD .............................        75
                                                                       ---------
                                                                           2,134
                                                                       ---------
  GENERAL MERCHANDISE STORES--2.14%
        72,752         > COLES MYER LTD ..............................       375
         4,816           CORTEFIEL S.A. ..............................       126
        14,700         * COSTCO WHOLESALE CORP .......................     1,341
        15,000         * DAIEI, INC ..................................        59
        33,685           DAIMARU, INC ................................       114
        81,000         > DAVID JONES LTD .............................        73
       543,284           DAYTON HUDSON CORP ..........................    39,897
        30,600         * DIXONS GROUP PLC ............................       736
     2,840,000           GIORDANO INTERNATIONAL LTD ..................     2,923
         5,700           HAGEMEYER NV ................................       132
         2,000           HANKYU DEPARTMENT STORES, INC ...............        11
         1,200           HUDSONS BAY CO ..............................        14
         1,000           ISETAN CO LTD ...............................         7
           106         * JELMOLI HOLDINGS AG. (BR) ...................       126
        15,000           JUSCO CO LTD ................................       261
         7,200           KARSTADT AG. ................................       289
         6,600           KESCO OYJ ...................................        84
       111,627           KINGFISHER PLC ..............................     1,238
        80,813           MARKS & SPENCER PLC .........................       385
        23,000           MARUI CO LTD ................................       343
        19,750           MAY DEPARTMENT STORES CO ....................       637
        16,000           METRO AG. ...................................       861
        54,000        >* MITSUKOSHI LTD ..............................       190
        41,200           MYCAL CORP ..................................       179
            10           PENNEY, (J.C.) CO, INC ......................         0
         8,185           PINAULT-PRINTEMPS-REDOUTE S.A. ..............     2,160
        50,000         > RYOHIN KEIKAKU CO LTD .......................    10,030
        39,673           SEARS ROEBUCK & CO ..........................     1,208
           261         * SEIYU LTD ...................................         1
           954           SELFRIDGES PLC ..............................         4
         3,800           SONAE SGPS S.A. .............................       201
         4,200           STOCKMANN B FREE ............................        61
        35,000           TAKASHIMAYA CO LTD ..........................       241
     1,849,740           WAL-MART STORES, INC ........................   127,863
       102,639           WATERFORD WEDGWOOD PLC (UNITS) ..............       104
                                                                       ---------
                                                                         192,274
                                                                       -- ------
  HEALTH SERVICES--0.58%
        48,600           COLUMBIA/HCA HEALTHCARE CORP ................     1,425
     1,756,100         * HEALTH MANAGEMENT ASSOCIATES, INC
                           (CLASS A) (NEW) ...........................    23,488
        27,851         * HEALTHSOUTH CORP ............................       150
         2,400           MDS, INC (CLASS B) ..........................        49
            87         * QUEST DIAGNOSTICS, INC ......................         3
     1,148,900         * TENET HEALTHCARE CORP .......................    26,999
                                                                       ---------
                                                                          52,114
                                                                       ---------
  HEAVY CONSTRUCTION, EXCEPT BUILDING--0.15%
         4,265           ACS ACTIVIDADES DE CONSTRUCCION Y SERVICIO
                           S.A .......................................       101
        17,429           AUTOPISTAS CONCESIONARIA ESPANOLA S.A. ......       169
         7,800         * BILFINGER & BERGER AG. ......................       170
         1,975           BOUYGUES S.A. ...............................     1,256
        29,500           BRISA-AUTO ESTRADAS DE PORTUGAL S.A. ........       226
        14,600           DRAGADOS Y CONSTRUCCIONES S.A. ..............       129
         2,328           ENGIL-SGPS ..................................        22
        12,500           FLUOR CORP ..................................       573
         6,300           FOMENTO CONSTRUCCIONES Y CONTRATAS S.A ......       128
        32,000         * GAMUDA BERHAD ...............................        71
         1,900         > GROUPE GTM ..................................       185
         7,500           HOCHTIEF AG. ................................       280
         2,753           HOLLANDSCHE BETON GROEP NV (H.B.G.) .........        26
        14,000           HONG KONG CONSTRUCTION HOLDINGS .............         5
        84,000           IMPREGILO S.P.A. ............................        52
        42,000        >* JGC CONSTRUCTION CORP .......................       102
        19,000           KAJIMA CORP .................................        57
        12,000           MAEDA ROAD CONSTRUCTION CO LTD ..............        58
         1,146         * MORRISON KNUDSEN CORP WTS 03/11/03 ..........         3
        20,000           OKUMURA CORP ................................        67
        50,000        >* SATO KOGYO ..................................        32
         1,000           SHO-BOND CORP ...............................        18
         3,060           SOCIEDADE DE CONSTRUCOES SOARES DA COS ......         9
       209,400         * SOCIETE GENERALE DENTREPRISES S.A. ..........     9,810
         2,000         * TOA CORP ....................................         3
       124,000           UNITED INDUSTRIAL CORP ......................        70
         1,100           VA TECHNOLOGIE AG. (BR) .....................        73
                                                                       ---------
                                                                          13,695
                                                                       ---------
  HOLDING AND OTHER INVESTMENT OFFICES--0.31%
       113,856           ALLIED ZURICH PLC ...........................     1,341
        83,909         * BENI STABILI S.P.A. .........................        30
       323,200         * BRIERLEY INVESTMENTS LTD ....................        68
        50,200         * CANARY WHARF FINANCE PLC ....................       311
         8,900           DROTT AB SERIES B ...........................       102
        19,178           EQUITY OFFICE PROPERTIES TRUST ..............       472
         8,300           EQUITY RESIDENTIAL PROPERTIES TRUST CO ......       354
           400         > EURAFRANCE S.A. .............................       241
           400         * GROUP POUR LE FINANCEMENT CONSTRUCTION ......        45
     1,330,501           HUTCHINSON WHAMPOA LTD ......................    19,341
         5,634           LAND SECURITIES PLC .........................        63
       247,000           LEND LEASE CORP LTD .........................     3,450
        36,600           ORIENTAL HOLDINGS ...........................        80
         8,400           POWER CORP OF CANADA ........................       143
         5,900           PROMISE CO LTD ..............................       300
        10,300           SIMON PROPERTY GROUP, INC ...................       236
        57,000         > SUMITOMO CORP ...............................       552
       346,300           UNIONE IMMOBILIARE S.P.A. ...................       160
        93,395           WESTFIELD TRUST (UNITS) .....................       183
         5,190         * WESTFIELD TRUST (UNITS) (NEW) ...............        10
                                                                       ---------
                                                                          27,482
                                                                       ---------
  HOTELS AND OTHER LODGING PLACES--0.03%
         8,385           ACCOR S.A. ..................................       405
           100         * CLUB MEDITERRANEE S.A. ......................        12
         3,000           FUJITA KANKO, INC ...........................        18
        22,000           GENTING BERHAD ..............................        78
       117,962           HILTON GROUP PLC ............................       378
        12,300           HILTON HOTELS CORP ..........................       118
        52,000         * HONG KONG & SHANGHAI HOTELS LTD .............        34
        48,000           HOTEL PROPERTIES LTD ........................        43
         8,000           JURYS DOYLE HOTEL PLC .......................        59
       125,000           MIRAMAR HOTEL & INVESTMENT CO LTD ...........       134
        20,500         * PARK PLACE ENTERTAINMENT CORP ...............       256
        74,000         * REGAL HOTELS INTERNATIONAL LTD ..............         6


                        SEE NOTES TO FINANCIAL STATEMENTS

                                                    1999 CREF Annual Report o 59

 STATEMENT OF INVESTMENTS - GLOBAL EQUITIES ACCOUNT - DECEMBER 31, 1999
--------------------------------------------------------------------------------

       SHARES                                                        VALUE (000)
       ------                                                        -----------

  HOTELS AND OTHER LODGING PLACES--(Continued)
        69,000           RESORTS WORLD BERHAD ........................ $     198
       137,200           SHANGRI-LA ASIA LTD .........................       157
        26,338           SHANGRI-LA ASIA LTD (SINGAPORE) .............        32
        11,200         * SOL MELIA S.A. ..............................       127
        13,500           STARWOOD HOTELS & RESORTS WORLDWIDE .........       317
                                                                       ---------
                                                                           2,372
                                                                       ---------
  INDUSTRIAL MACHINERY AND EQUIPMENT--5.35%
         1,500           AGIV AG. ....................................        27
        33,000           AMADA CO LTD ................................       180
         8,000         * AMANO CORP ..................................        48
        10,100         * APPLE COMPUTER, INC .........................     1,038
        27,000         * APPLIED MATERIALS, INC ......................     3,421
        12,371           ATLAS COPCO AB SERIES B FREE ................       352
       481,642           BAKER HUGHES, INC ...........................    10,145
         7,142           BLACK & DECKER CORP .........................       373
        13,600           BRUNSWICK CORP ..............................       303
         5,900           BUDERUS AG. .................................       100
        16,600           CATERPILLAR, INC ............................       781
     1,372,534         * CISCO SYSTEMS, INC ..........................   147,033
       978,000           COMPAQ COMPUTER CORP ........................    26,467
         8,441           CUMMINS ENGINE CO, INC ......................       408
        28,121         > DAI NIPPON SCREEN MANUFACTURING CO LTD ......       168
        26,000           DAIKIN INDUSTRIES LTD .......................       353
        17,200           DEERE & CO ..................................       746
       494,600         * DELL COMPUTER CORP ..........................    25,225
        20,300           DOVER CORP ..................................       921
         7,000           EBARA CORP ..................................        78
       506,310         * EMC CORP ....................................    55,314
         1,600         * EST ASIATIQUE ...............................        17
       200,600           FANUC LTD ...................................    25,526
       178,511           FKI PLC .....................................       692
         4,000           FLS INDUSTRIES AS (CLASS B) .................       101
        20,190           FUTURIS CORP LTD ............................        28
        63,864           HEWLETT-PACKARD CO ..........................     7,277
         6,000         * HITACHI ZOSEN CORP ..........................         5
         4,200           INDUSTRIE-WERKE KARLSRUHE AUGSBURG AG. ......        88
         3,513           INGERSOLL-RAND CO ...........................       193
       612,698       (0) INTERNATIONAL BUSINESS MACHINES CORP ........    66,171
        42,000           ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES CO LTD .        48
        47,500           KEPPEL CORP LTD .............................       124
        76,689           KOMATSU LTD .................................       353
         1,365           KONE CORP SERIES B ..........................        67
       124,533           KUBOTA CORP .................................       476
         4,766           LINDE AG. ...................................       261
         7,000           MAKITA CORP .................................        63
         3,820           METRA CO SERIES B ...........................        71
         8,503         * METSO OYJ ...................................       111
       326,000           MINEBEA CO LTD ..............................     5,590
       308,468           MITSUBISHI HEAVY INDUSTRIES LTD .............     1,029
        14,000           MORI SEIKI CO LTD ...........................       188
        44,800         > NIDEC CORP ..................................    12,926
        45,000           NSK LTD .....................................       308
        37,000           NTN TOYO BEARING CO LTD .....................       109
        32,513           OKUMA CORP ..................................       102
        20,000         > OMRON CORP ..................................       461
        11,000           SANDVIK AB SERIES A .........................       345
         5,100           SANDVIK AB SERIES B FREE ....................       163
           142           SCHINDLER HOLDINGS LTD (REGD) ...............       227
        18,962         * SEAGATE TECHNOLOGY, INC .....................       883
           900           SIDEL S.A. ..................................        93
         2,674           STORK NV ....................................        39
           200         * SULZER WINTERTHUR AG. (REGD) ................       130
         6,600           SVENKA KULLAGERFABRIKEN AB SERIES B .........       161
       293,000         > THK CO LTD ..................................    11,836
         8,000           TOMRA SYSTEMS AS ............................       136
           100           TOYODA AUTOMATIC LOOM WORKS LTD .............         2
         5,000         * TSUGAMI CORP ................................        13
     1,794,860           TYCO INTERNATIONAL LTD ......................    69,775
        36,000         * VAN DER HORST LTD ...........................        12
           700         * VESTAS WIND SYSTEMS A/S .....................       124
         5,892           ZARDOYA OTIS S.A. ...........................        58
                                                                       ---------
                                                                         479,863
                                                                       ---------
  INSTRUMENTS AND RELATED PRODUCTS--2.43%
         6,000           ASAHI OPTICAL CO LTD ........................        13
       438,141           BAXTER INTERNATIONAL, INC ...................    27,521
        20,400           BECTON DICKINSON & CO .......................       546
       466,000         > CANON, INC ..................................    18,505
         7,000           CASIO COMPUTER CO LTD .......................        58
        16,000           CITIZEN WATCH CO LTD ........................       102
       115,000           COCHLEAR LTD ................................     1,524
        22,600           EASTMAN KODAK CO ............................     1,497
           412           ESSILOR INTERNATIONAL S.A. ..................       128
         5,900         * FRESENIUS MEDICAL CARE AG. ..................       505
        38,000           FUJI PHOTO FILM CO LTD ......................     1,386
        15,000         * GAMBRO AB (CLASS A) .........................       135
         5,000         * GAMBRO AB (CLASS B) .........................        45
       114,026           IMI PLC .....................................       493
    23,097,202           INVENSYS PLC ................................   125,684
         7,141           JOHNSON CONTROLS, INC .......................       406
        14,000           KONICA CORP .................................        52
         1,500         * LITTON INDUSTRIES, INC ......................        75
        77,600           MEDTRONIC, INC ..............................     2,828
       636,000           NIKON CORP ..................................    18,662
       185,000         > NORITSU KOKI CO LTD .........................     7,057
         6,310           OCE NV ......................................       107
        12,000           OLYMPUS OPTICAL CO LTD ......................       170
         7,430           OXFORD INSTRUMENTS GROUP PLC ................        23
         1,800         * PE CORP-CELERA GENOMICS GROUP ...............       268
         5,300           PE CORP-PE BIOSYSTEMS GROUP .................       638
         1,000           RADIOMETER AS (CLASS B) .....................        38
           500           RAYTHEON CO (CLASS A) .......................        12
         9,400           RAYTHEON CO (CLASS B) .......................       250
       342,077         > RICOH CO LTD ................................     6,444
           465         * SAGEM S.A. (NEW) ............................       323
        39,000         * SMITH & NEPHEW PLC ..........................       131
             4         * THE SWATCH GROUP AG. (BR) ...................         5
         1,677           THE SWATCH GROUP AG. (REGD) .................       391
         1,100         * WILLIAM DEMANT AS ...........................       104
       124,208           WILLIAMS PLC ................................       565
        49,474           XEROX CORP ..................................     1,122
        15,000           YOKOGAWA ELECTRIC CORP ......................       106
                                                                       ---------
                                                                         217,919
                                                                       ---------
  INSURANCE AGENTS, BROKERS AND SERVICE--0.09%
        57,113           FORTIS B ....................................     2,061
         4,662         * FORTIS B CVG 07/20/01 .......................        16
        49,446         * FORTIS B NPV (STRIP VVPR) ...................         0
           626           GENERALI HOLDINGS VIENNA ....................       105
        13,700           MARSH & MCLENNAN COS, INC ...................     1,311
     1,600,000         * OLD MUTUAL PLC ..............................     4,353
                                                                       ---------
                                                                           7,846
                                                                       ---------
  INSURANCE CARRIERS--2.54%
     1,235,000           ACE LTD .....................................    20,609
       185,977           AEGON NV ....................................    17,968
         4,100         * AEGON NV ARS ................................       392
        10,231           AETNA, INC ..................................       571
        22,247           AFLAC, INC ..................................     1,050
            29           ALLEANZA ASSICURAZIONI (S/S) NON CV .........         0
        16,712           ALLIANZ AG. (REGD) ..........................     5,615
        34,604           ALLSTATE CORP ...............................       830
       100,482           AMERICAN INTERNATIONAL GROUP, INC ...........    10,865
       497,000           AMP LTD .....................................     5,475


                        SEE NOTES TO FINANCIAL STATEMENTS

60 o 1999 CREF Annual Report

 STATEMENT OF INVESTMENTS - GLOBAL EQUITIES ACCOUNT - DECEMBER 31, 1999
--------------------------------------------------------------------------------

       SHARES                                                        VALUE (000)
       ------                                                        -----------

  INSURANCE CARRIERS--(Continued)
        14,750           AON CORP .................................... $     590
        65,164         > ASSICURAZIONI GENERALI S.P.A. ...............     2,153
        22,231           AXA .........................................     3,100
        84,689           CGU PLC .....................................     1,364
        14,400           CHUBB CORP ..................................       811
        19,970           CIGNA CORP ..................................     1,609
     1,691,185           CITIGROUP, INC ..............................    93,966
        56,847           COLONIAL LTD ................................       253
         1,300           COMPANHIA DE SEGUROS TRANQUILIDADE ..........        40
         2,600           CORPORACION MAPFRE S.A. .....................        43
           600         * FAIRFAX FINANCIAL HOLDINGS LTD ..............       102
        13,547           HARTFORD FINANCIAL SERVICES GROUP, INC ......       642
       220,300           INSTITUTO NAZIONALE DELLE ASSICURAZION ......       584
       386,460           LEGAL & GENERAL GROUP PLC ...................     1,051
        12,100           LINCOLN NATIONAL CORP .......................       484
     1,680,000         * MANULIFE FINANCIAL CORP .....................    21,390
         7,300           MBIA, INC ...................................       386
     1,247,000         > METROPOLITAN LIFE LTD .......................     2,168
        64,000         > MITSUI TAISHO MARINE & FIRE CO LTD ..........       379
        11,285           MUENCHENER RUECKVER AG. (REGD) ..............     2,863
           900         * PACIFICARE HEALTH SYSTEMS, INC (CLASS A) ....        48
         2,900           POHJOLA INSURANCE CO LTD SERIES B ...........       175
       119,295           PRUDENTIAL PLC ..............................     2,350
       450,829           QBE INSURANCE GROUP LTD .....................     2,095
        39,300           RAS S.P.A. ..................................       394
        13,000         * SAFECO CORP .................................       323
         9,400           SAI S.P.A. ..................................       105
         4,300           SAMPO INSURANCE CO SERIES A .................       150
        29,800           SKANDIA FORSAKRINGS AB ......................       901
        16,400           ST. PAUL COS, INC ...........................       552
        29,450         * UNI-STOREBRAND AS SERIES A ..................       224
        47,972           SUMITOMO MARINE & FIRE INSURANCE CO .........       296
         1,032           SWISS REINSURANCE ...........................     2,120
        94,000           TOKIO MARINE & FIRE INSURANCE CO LTD ........     1,099
         2,900         * TOPDANMARK AS ...............................        57
        17,400           UNITED HEALTHCARE CORP ......................       924
         8,300           UNUMPROVIDENT CORP ..........................       266
         2,900         * WELLPOINT HEALTH NETWORKS, INC ..............       191
       323,811           XL CAPITAL LTD ..............................    16,798
         3,172           ZURICH ALLIED AG. ...........................     1,809
                                                                       ---------
                                                                         228,230
                                                                       ---------
  LOCAL AND INTERURBAN PASSENGER TRANSIT--0.50%
           167           CENTRAL JAPAN RAILWAY CO ....................     1,047
         2,197           EAST JAPAN RAILWAY CO .......................    11,840
        17,986           LAIDLAW, INC ................................        94
    12,354,582           STAGECOACH HOLDINGS PLC .....................    31,819
                                                                       ---------
                                                                          44,800
                                                                       ---------
  LUMBER AND WOOD PRODUCTS--0.03%
       110,814           CARTER HOLT HARVEY LTD ......................       145
         6,200           CLAYTON HOMES, INC ..........................        57
        85,060         * FLETCHER CHALLENGE LTD (FORESTS DIVISION) ...        34
        18,500           GEORGIA-PACIFIC CORP (PACKING GROUP) ........       939
        18,000           JAYA TIASA HOLDINGS BERHAD ..................        33
         8,100           LOUISIANA PACIFIC CORP ......................       115
        73,900           SEKISUI HOUSE LTD ...........................       654
        12,652           WEYERHAEUSER CO .............................       909
                                                                       ---------
                                                                           2,886
                                                                       ---------
  METAL MINING--0.20%
           270           ALUSUISSE LONZA HOLDINGS AG. (REGD) .........       199
         7,300         * ASTRUIANA DE ZINC S.A. MINES ................        94
         2,000           BARRICK GOLD CORP ...........................        36
        19,500           BARRICK GOLD CORP (U.S.) ....................       345
        23,500         * CAMBIOR, INC ................................        30
         2,500           CAMECO CORP .................................        38
         7,800           COMINCO LTD .................................       163
         2,000         * DELTA GOLD NL ...............................         3
        31,000         * ECHO BAY MINES LTD ..........................        37
         5,000           ELKEM AS ....................................       116
        15,466           GOLDFIELDS LTD ..............................        11
        22,700           HOMESTAKE MINING CO .........................       177
         1,000         * ILUKA RESOURCES LTD .........................         3
         9,681         * INCO LTD CO .................................       225
         3,000         * INCO LTD CO (U.S.) ..........................        71
        13,400           JOHNSON MATTHEY PLC .........................       149
         4,619           LONMIN PLC ..................................        47
       120,015           MIM HOLDINGS LTD ............................       123
        85,000         * MITSUBISHI MATERIALS CORP ...................       208
        11,000           MITSUI MINING & SMELTING CO LTD .............        52
        31,000         * NEWCREST MINING LTD .........................       106
        16,900           NEWMONT MINING CORP .........................       414
       104,000           NIPPON LIGHT METAL CO LTD ...................        97
        19,400           NORANDA, INC ................................       260
       113,247           NORMANDY MINING LTD .........................        80
     1,358,306         > NORTH LTD ...................................     3,192
         8,900           OUTOKUMPU OY SERIES A .......................       126
        25,200           PLACER DOME, INC ............................       268
        59,608           RESOLUTE SAMANTHA LTD .......................        15
        10,400           RIO ALGOM LTD ...............................       158
       242,900         > RIO TINTO LTD ...............................     5,202
        36,050           RIO TINTO PLC (BR) ..........................       582
        40,606           RIO TINTO PLC (REGD) ........................       980
        11,638           SMITH (HOWARD) LTD ..........................        79
        21,000         * SUMITOMO METAL MINING CO LTD ................        47
         8,800           TECK CORP LTD (CLASS B) .....................        83
         2,400           UNION MINIERE GROUP S.A. ....................        93
       722,000         > WMC LTD .....................................     3,969
                                                                       ---------
                                                                          17,878
                                                                       ---------
  MISCELLANEOUS MANUFACTURING INDUSTRIES--0.19%
         3,000           AMER GROUP LTD PLC SERIES A .................        61
           800           BIC S.A. ....................................        36
        18,400           BULGARI S.P.A. ..............................       165
         2,500           CALLAWAY GOLF CO ............................        44
        18,300           MATTEL, INC .................................       240
        33,952           MINNESOTA MINING & MANUFACTURING CO .........     3,323
        76,100           NINTENDO CO LTD .............................    12,639
           632           RHI AG. .....................................        18
         4,000           SEGA ENTERPRISES LTD ........................       127
                                                                       ---------
                                                                          16,653
                                                                       ---------
  MISCELLANEOUS RETAIL--0.67%
       192,300        >* AMAZON.COM, INC .............................    14,639
       112,481           BOOTS CO LTD ................................     1,093
       852,905           CVS CORP ....................................    34,063
        41,158           GREAT UNIVERSAL STORES PLC ..................       241
       293,900         * QXL.COM PLC LTD .............................     6,905
        11,100           RITE AID CORP ...............................       124
        33,075         * STAPLES, INC ................................       686
        32,200         * TOYS R US, INC ..............................       461
        58,124           WALGREEN CO .................................     1,700
                                                                       ---------
                                                                          59,912
                                                                       ---------
  MOTION PICTURES--0.73%
       148,962           DISNEY (WALT) CO ............................     4,357
         5,500           EM.TV & MERCHANDISING AG. ...................       355
        27,573           RANK GROUP PLC ..............................        87
       604,395           TIME WARNER, INC ............................    43,781
     3,033,000           TOEI CO .....................................    16,791
         1,910           TOHO CO LTD .................................       279
                                                                       ---------
                                                                          65,650
                                                                       ---------
  NONDEPOSITORY INSTITUTIONS--0.79%
         9,800           ACOM CO LTD .................................       959
        32,385           AMERICAN EXPRESS CO .........................     5,384


                        SEE NOTES TO FINANCIAL STATEMENTS

                                                    1999 CREF Annual Report o 61

 STATEMENT OF INVESTMENTS - GLOBAL EQUITIES ACCOUNT - DECEMBER 31, 1999
--------------------------------------------------------------------------------

       SHARES                                                        VALUE (000)
       ------                                                        -----------

  NONDEPOSITORY INSTITUTIONS--(Continued)
       409,212           ASSOCIATES FIRST CAPITAL CORP ............... $  11,228
         5,300           CORPORACION FINANCIERE ALBA S.A. ............       181
           842           COUNTRYWIDE CREDIT INDUSTRIES, INC ..........        21
         9,162           CREDIT SAISON CO LTD ........................       160
        64,227           FEDERAL NATIONAL MORTGAGE ASSOCIATION .......     4,010
       123,648           HALIFAX PLC .................................     1,371
        34,404           HOUSEHOLD INTERNATIONAL, INC ................     1,282
       255,100         * ICICI LTD (SPONS ADR) .......................     3,540
        61,993           ING GROEP NV ................................     3,744
        31,637           IRISH LIFE AND PERMANENT PLC ................       300
        34,500           MEDIOBANCA S.P.A. ...........................       352
         5,000           NICHIEI CO LTD (KYOTO) ......................       109
         3,000           NIPPON SHINPAN CO LTD .......................         7
       135,200         > ORIX CORP ...................................    30,441
        25,961           SCHROEDERS LTD ..............................       522
        14,050           SHOHKOH FUND & CO ...........................     5,559
        11,200           TAKEFUJI CORP ...............................     1,401
                                                                       ---------
                                                                          70,571
                                                                       ---------
  NONMETALLIC MINERALS, EXCEPT FUELS--0.00%
        61,100           ASHTON MINING LTD ...........................        32
         2,300           POTASH CORP OF SASKATCHEWAN, INC ............       110
                                                                       ---------
                                                                             142
                                                                       ---------
  OIL AND GAS EXTRACTION--0.95%
         6,300           ALBERTA ENERGY LTD ..........................       196
         5,700         * ANDERSON EXPLORATION LTD ....................        68
       596,000           APACHE CORP .................................    22,015
         2,375           BURLINGTON RESOURCES, INC ...................        79
         3,700         * CANADIAN NATURAL RESOURCES LTD ..............        90
        13,576           CANADIAN OCCIDENTAL PETROLEUM LTD ...........       267
         2,100         * COFLEXIP S.A. ...............................       153
        36,200           FLETCHER CHALLENGE LTD (ENERGY DIVISION) ....        95
            37         * FRIEDE GOLDMAN HALTER, INC ..................         0
        19,400         * GLOBAL MARINE, INC ..........................       323
         9,547           GULF CANADA RESOURCES LTD ...................        31
        21,769           HALLIBURTON CO ..............................       876
     1,195,910           IHC CALAND NV ...............................    43,675
        27,800           IMPERIAL OIL LTD ............................       595
        61,766           LONDON & SCOTTISH MARINE OIL PLC ............       117
        16,300           OCCIDENTAL PETROLEUM CORP ...................       352
         1,700           OMV AKTIENGESELLS AG. .......................       165
         8,800         * PETROLEUM GEO-SERVICES AS ...................       157
         7,000         * RANGER OIL LTD ..............................        22
         5,300         * RENAISSANCE ENERGY LTD ......................        53
        35,700           SCHLUMBERGER LTD ............................     2,008
         3,000           SMEDVIG AS SERIES A .........................        37
           200           TECHNIP S.A. ................................        21
        86,685           TOTAL FINA S.A. .............................    11,571
        11,500           TOTAL FINA S.A. (CLASS B) ...................     1,547
        10,800         * TOTAL FINA S.A. (STRIP VVPR) ................         0
        12,111         * TRANSOCEAN SEDCO FOREX, INC .................       408
        16,000         * TULLOW OIL PLC ..............................        21
                                                                       ---------
                                                                          84,942
                                                                       ---------
  PAPER AND ALLIED PRODUCTS--0.34%
         8,300           ABITIBI CONSOLIDATED, INC ...................        97
        36,000           AMCOR LTD ...................................       168
        73,512           ARJO WIGGINS APPLETON PLC ...................       267
         6,000         * ASSIDOMAN AB ................................        98
         6,700           AVERY DENNISON CORP .........................       488
         7,040           BUHRMANN NV .................................       106
        50,577           BUNZL PLC ...................................       278
        10,800           CARTIERE BURGO S.P.A. .......................        71
         7,100           CHAMPION INTERNATIONAL CORP .................       440
        16,600           DOMTAR, INC .................................       196
         1,500           EMPRESA NATIONAL DE CELULOSAS S.A. ..........        30
       106,900           FLETCHER CHALLENGE LTD (PAPER DIVISION) .....        75
       784,000           FORT JAMES CORP .............................    21,462
        25,729           INTERNATIONAL PAPER CO ......................     1,452
         4,500           INVESTIMENTOS PARTICIPACOES E GESTAO ........        37
        93,729           JEFFERSON SMURFIT GROUP PLC .................       283
        32,811           KIMBERLY-CLARK CORP .........................     2,141
           545           MAYR-MELNHOF KARTON AG. .....................        25
         1,700         * MEAD CORP ...................................        74
        65,000           MITSUBISHI PAPER MILLS LTD ..................        87
         4,000           NGK INSULATORS LTD ..........................        30
        43,000           NIPPON PAPER INDUSTRIES CO ..................       237
         3,400           NORSKE SKOGINDUSTRIER SERIES A ..............       178
        88,666           OJI PAPER CO LTD ............................       533
         5,944           PORTUCEL INDUSTRIA EMPRESA ..................        41
        14,120           RENO DE MEDICI S.P.A. .......................        38
        55,600         * REPAP ENTERPRISES, INC ......................         3
        29,669           REXAM PLC ...................................       120
        13,550         > SCA AB SERIES B .............................       402
         5,400           TEMPLE-INLAND, INC ..........................       356
         6,100           UNI CHARM CORP ..............................       351
        14,700         > UPM-KYMMENE OY ..............................       592
                                                                       ---------
                                                                          30,756
                                                                       ---------
  PERSONAL SERVICES--0.00%
         6,725           BLOCK (H&R), INC ............................       294
           400        x* LOEWEN GROUP, INC ...........................         0
                                                                       ---------
                                                                             294
                                                                       ---------
  PETROLEUM AND COAL PRODUCTS--2.96%
        46,001           ATLANTIC RICHFIELD CO .......................     3,979
     5,426,854           BP AMOCO PLC ................................    54,548
           746           BP AMOCO PLC (SPONS ADR) ....................        44
       993,790         > BROKEN HILL PROPRIETARY CO LTD ..............    13,009
         2,500         * BURMAH CASTROL PLC ..........................        46
        41,991           CHEVRON CORP ................................     3,637
       490,231           CONOCO, INC (CLASS B) .......................    12,194
        70,000           COSMO OIL CO LTD ............................       105
       513,100         > ENTE NAZIONALE IDROCARBURI S.P.A. ...........     2,822
     1,597,256           EXXON MOBIL CORP ............................   128,679
       106,900           NIPPON MITSUBISHI OIL CO ....................       471
        28,196           NORSK HYDRO AS ..............................     1,183
        26,500           PETRO-CANADA (VARIABLE-VOTE) ................       374
        80,824           REPSOL S.A. .................................     1,874
       661,330           ROYAL DUTCH PETROLEUM CO ....................    40,542
        45,775         > SANTOS LTD ..................................       124
        20,000           SHOWA SHELL SEKIYU K.K. .....................        88
         5,500           SUNCOR ENERGY, INC ..........................       229
        29,824           TEIKOKU OIL CO LTD ..........................        90
        16,446           UNOCAL CORP .................................       552
        46,365           USX-MARATHON GROUP, INC .....................     1,145
                                                                       ---------
                                                                         265,735
                                                                          ------
  PIPELINES, EXCEPT NATURAL GAS--0.00%
        18,562           ENBRIDGE, INC ...............................       367
                                                                          ------
  PRIMARY METAL INDUSTRIES--3.33%
         4,000           ACERINOX S.A. ...............................       160
        11,300           ALCAN ALUMINUM CO LTD .......................       463
       580,390           ALCOA, INC ..................................    48,172
         8,950           ALLEGHENY TECHNOLOGIES, INC .................       201
         2,000           BEKAERT S.A. ................................       111
         5,600         * BETHLEHEM STEEL CORP ........................        47
         3,868         * BOLIDEN LTD SDR .............................        12
         1,100           CO STEEL, INC ...............................        13
         7,000         * CORUS GROUP PLC .............................        18
         4,000           DANIELI & CO ................................        23
         2,696           DOFASCO, INC ................................        53
           900         * FALCK AS ....................................        94
           300           FLACK S.P.A. ................................         2


                        SEE NOTES TO FINANCIAL STATEMENTS

62 o 1999 CREF Annual Report

 STATEMENT OF INVESTMENTS - GLOBAL EQUITIES ACCOUNT - DECEMBER 31, 1999
--------------------------------------------------------------------------------

       SHARES                                                        VALUE (000)
       ------                                                        -----------

  PRIMARY METAL INDUSTRIES--(Continued)
         2,850           GRANGES AB .................................. $      60
         3,000         * JAPAN METALS & CHEMICALS CO .................         5
        58,000         * JAPAN STEEL WORKS LTD .......................        64
       150,000         * KAWASAKI STEEL CORP .........................       268
       804,390         * MANNESMANN AG. (REGD) .......................   194,087
     1,181,000           NATIONAL IRON & STEEL MILLS LTD .............     2,353
       390,000           NIPPON STEEL CORP ...........................       912
           700           NKT HOLDINGS AS .............................        39
         7,719           NUCOR CORP ..................................       423
     5,048,000         * PASMINCO LTD ................................     5,518
         6,765           PECHINEY S.A. ...............................       484
       772,866           PREUSSAG AKTIEGESELLSCHAFT AG. ..............    43,058
         8,000           RAUTARUUKKI SERIES K ........................        56
           800           REYNOLDS METALS CO ..........................        61
        14,280        #* SILVERSTONE BERHAD ..........................         0
         8,700           STELCO, INC (CLASS A) .......................        65
        21,000         * SUMITOMO HEAVY INDUSTRIES LTD ...............        58
       433,000         * SUMITOMO METAL INDUSTRIES LTD ...............       326
         6,625           SVENSKT STAL AB SERIES A (SAAB) .............       103
         2,450           SVENSKT STAL AB SERIES B ....................        36
        30,640         * THYSSEN KRUPP AG. ...........................       934
         9,900           TRELLEBORG AB SERIES B FREE .................        89
         6,700           USINOR ......................................       126
         2,900           USX-US STEEL GROUP, INC .....................        96
         2,900           WORTHINGTON INDUSTRIES, INC .................        48
                                                                       ---------
                                                                         298,638
                                                                       ---------
  PRINTING AND PUBLISHING--2.95%
        52,000           DAI NIPPON PRINTING CO LTD ..................       829
        15,800           DONNELLEY (R.R.) & SONS CO ..................       392
         6,356           DOW JONES & CO, INC .........................       432
     4,976,200           ELSEVIER UTIGEVERSMIJ NV ....................    59,457
        26,849           GANNETT CO, INC .............................     2,190
        24,662           INDEPENDENT NEWS & MEDIA PLC ................       162
           500         * KADOKAWA SHOTEN PUBLISHING CO LTD ...........       168
         6,500           MCGRAW HILL COS, INC ........................       401
         7,800           MONDADORI (ARNOLDO) EDITORE S.P.A. ..........       248
         8,100           MOORE CORP LTD ..............................        48
         9,800           NEW YORK TIMES CO (CLASS A) .................       481
     1,056,492           NEWS CORP LTD ...............................    10,227
       190,000         * ORIENTAL PRESS GROUP ........................        24
     4,661,024           PEARSON PLC .................................   150,824
         6,200           QUEBECOR, INC (CLASS B) .....................       165
        93,689           REED INTERNATIONAL PLC ......................       701
         4,000           SCHIBSTED ASA ...............................        74
       142,100         * SHOBUNSHA PUBLICATIONS, INC .................     8,895
       233,977           SINGAPORE PRESS HOLDINGS LTD ................     5,070
       126,000           SOUTH CHINA MORNING POST ....................       109
        37,600           THOMSON CORP ................................       986
         1,600           TIMES MIRROR CO SERIES A ....................       107
        39,000           TOPPAN PRINTING CO LTD ......................       389
       391,870           TRIBUNE CO ..................................    21,577
        16,592           WOLTERS KLUWER NV ...........................       562
                                                                       ---------
                                                                         264,518
                                                                       ---------
  RAILROAD TRANSPORTATION--0.10%
       173,600           BRAMBLES INDUSTRIES LTD .....................     4,786
        58,689           BURLINGTON NORTHERN SANTA FE CORP ...........     1,423
        21,500           CANADIAN PACIFIC LTD ........................       461
         7,200           CSX CORP ....................................       226
           111           HANKYU CORP .................................         0
        55,000           KEIHIN ELECTRIC EXPRESS RAILWAY .............       188
        27,797           KINKI NIPPON RAILWAY CO LTD .................       111
        20,842           MAYNE NICKLESS LTD ..........................        54
           125           NAGOYA RAILROAD CO LTD ......................         0
        48,000           NIPPON EXPRESS CO LTD .......................       265
        52,896           RAILTRACK GROUP PLC .........................       888
        84,000           TOBU RAILWAY CO LTD .........................       246
        15,200           UNION PACIFIC CORP ..........................       663
                                                                       ---------
                                                                           9,311
                                                                       ---------
  REAL ESTATE--0.32%
        48,000           AMP DIVERSIFIED PROPERTY TRUST ..............        74
         8,577           BRITISH LAND PLC ............................        57
       637,618           CHEUNG KONG HOLDINGS LTD ....................     8,100
       477,319         * CHINESE ESTATES LTD .........................        98
        39,319         * CHINESE ESTATES LTD HOLDINGS WTS 11/24/00 ...         3
       870,225           CITY DEVELOPMENT LTD ........................     5,093
        31,000           DAIWA KOSHO LEASE CO LTD ....................       100
     2,163,000           DBS LAND LTD ................................     4,258
         6,000           DILIGENTIA AB ...............................        49
        91,626         * EVERGO CHINA HOLDINGS LTD ...................         2
         2,000         * FIRST CAPITAL CORP LTD ......................         3
       118,005           GENERAL PROPERTY TRUST ......................       192
        36,800         * GREAT PORTLAND ESTATES PLC ..................       113
         4,509           HAMMERSON PLC ...............................        31
        84,000           HANG LUNG DEVELOPMENT CO LTD ................        95
        24,000           HOPEWELL HOLDINGS LTD .......................        14
       109,468           HYSAN DEVELOPMENT CO LTD ....................       139
        17,300           MEPC PLC ....................................       130
         6,180           METROVACESA S.A. ............................       107
        69,000           MITSUBISHI ESTATE CO LTD ....................       673
        78,000           MITSUI FUDOSAN CO LTD .......................       528
       689,377           NEW WORLD DEVELOPMENT CO LTD ................     1,552
        36,000           PARKWAY HOLDINGS LTD ........................        82
           300           SIMCO (REGD) ................................        24
       284,197           SINO LAND CO LTD ............................       164
       115,700           SLOUGH ESTATES PLC ..........................       660
        14,130           STOCKLAND TRUST GROUP (UNITS) ...............        30
         2,178         * STOCKLAND TRUST GROUP (UNITS) (NEW) .........         4
        15,300           STRAITS TRADING CO ..........................        19
       556,837           SUN HUNG KAI PROPERTIES LTD .................     5,802
       146,000           TAI CHEUNG HOLDINGS LTD .....................        35
        53,000         > TOKYO TATEMONO CO LTD .......................        94
           200           UNIBAIL S.A. ................................        25
        22,200           UNITED OVERSEAS LAND LTD ....................        21
        13,800         * URBIS S.A. ..................................        63
         6,100           VALLEHERMOSO S.A. ...........................        43
         6,700         * WCM BETEILIGUNGS & GRUNDBESITZ AG. ..........       260
                                                                       ---------
                                                                          28,737
                                                                       ---------
  RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS--0.11%
         1,470           ADIDAS SALOMON AG. ..........................       110
         1,700           ARMSTRONG WORLD INDUSTRIES, INC .............        57
        51,105           BRIDGESTONE CORP ............................     1,125
        13,220           CONTINENTAL AG. .............................       264
        12,200           GOODYEAR TIRE & RUBBER CO ...................       344
        13,877           ILLINOIS TOOL WORKS, INC ....................       938
        11,834           MICHELIN S.A. (CLASS B) .....................       465
        23,504           NIKE, INC (CLASS B) .........................     1,165
     2,520,000         * OMNI INDUSTRIES LTD .........................     4,568
       113,600         > PIRELLI S.P.A. ..............................       312
         8,200         * SEALED AIR CORP .............................       425
                                                                       ---------
                                                                           9,773
                                                                       ---------
  SECURITY AND COMMODITY BROKERS--0.74%
        33,800           3I GROUP PLC ................................       603
        52,900         * AMVESCAP PLC ................................       615
        94,148         > DAIWA SECURITIES GROUP, INC .................     1,472
       116,000        >* ITOCHU CORP .................................       578
        66,000           MARUBENI CORP ...............................       277
        19,014           MERRILL LYNCH & CO, INC .....................     1,588
       115,000           MITSUBISHI CORP .............................       887
       105,000           MITSUI & CO LTD .............................       734


                        SEE NOTES TO FINANCIAL STATEMENTS

                                                    1999 CREF Annual Report o 63

 STATEMENT OF INVESTMENTS - GLOBAL EQUITIES ACCOUNT - DECEMBER 31, 1999
--------------------------------------------------------------------------------

       SHARES                                                        VALUE (000)
       ------                                                        -----------

  SECURITY AND COMMODITY BROKERS--(Continued)
       222,100           MORGAN STANLEY, DEAN WITTER, & CO ........... $  31,705
     1,406,000           NOMURA SECURITIES CO LTD ....................    25,372
         7,000           OM GRUPPEN AB ...............................       152
           700           PAINE WEBBER GROUP, INC .....................        27
        59,648           SCHWAB (CHARLES) CORP .......................     2,289
       275,000        x* YAMAICHI SECURITIES CO LTD ..................         5
                                                                       ---------
                                                                          66,304
                                                                       ---------
  SPECIAL TRADE CONTRACTORS--0.01%
           250           KANDENKO CO LTD .............................         1
        24,000           KINDEN CORP .................................       184
        11,346           SCHNEIDER ELECTRIC S.A. .....................       891
                                                                       ---------
                                                                           1,076
                                                                       ---------
  STONE, CLAY, AND GLASS PRODUCTS--0.74%
         7,220           AKER RGI ASA SERIES A .......................        97
        87,000           ASAHI GLASS CO LTD ..........................       673
         6,900           BLUE CIRCLE INDUSTRIES PLC ..................        40
       113,176           BORAL LTD ...................................       175
         7,000           CEMENTIR S.P.A. .............................         9
        12,328           CIMENTOS DE PORTUGAL ........................       205
        16,900           CORNING, INC ................................     2,179
     1,012,000           CRH PLC .....................................    21,648
        51,200           CSR LTD .....................................       124
         1,250           DYCKERHOFF AG. ..............................        38
           700           GLAVERBEL S.A. ..............................        60
     4,190,925           HANSON PLC ..................................    35,121
         1,200         * HEIDELBERGER ZEMENT AG. (BELGIUM) ...........        89
         5,052         > HEIDELBERGER ZEMENT AG. (GERMANY) ...........       397
         1,200         * HEIDELBERGER ZEMENT AG. (STRIP VVPR) ........         0
        20,700           HEPWORTH PLC ................................        64
           567           HOLDERBANK FINANCIERE GLARUS AG. (BR) .......       776
         8,000           HOYA CORP ...................................       630
         1,200           IMERYS S.A. .................................       179
        26,755           INAX CORP ...................................       150
        13,400         > ITALCEMENTI S.P.A. ..........................       162
        19,954           JAMES HARDIE INDUSTRIES LTD .................        52
         8,021         # LAFARGE S.A. (REGD) 2001 ....................       934
         1,000           NIPPON SHEET GLASS CO LTD ...................         5
         3,000           NORITAKE CO LTD .............................        11
        10,363           OWENS CORNING CO ............................       200
        14,700         * OWENS ILLINOIS, INC .........................       368
       330,140           PILKINGTON PLC ..............................       450
        66,300           PIONEER INTERNATIONAL LTD ...................       199
         2,291           RMC GROUP PLC ...............................        31
         6,460           ST. GOBAIN S.A. .............................     1,215
       101,313           SUMITOMO OSAKA CEMENT CO LTD ................       134
       115,200           TAIHEIYO CEMENT CORP ........................       220
           230           TARMAC PLC ..................................         2
         3,700           TOTO LTD ....................................        22
         4,800           WIENERBERGER BAUSTOFF AG. ...................       104
                                                                       ---------
                                                                          66,763
                                                                       ---------
  TEXTILE MILL PRODUCTS--0.01%
         1,400         * CHARGEURS S.A. ..............................        79
        21,453           COATS VIYELLA PLC ...........................        14
        19,790           COURTAULDS TEXTILES PLC .....................        21
        20,785         * KANEBO LTD ..................................        34
         7,000           MARZOTTO & FIGLI S.P.A. .....................        50
         1,000           MITSUBISHI RAYON CO LTD .....................         2
        36,000           NISSHINBO INDUSTRY, INC .....................       163
        98,000         * NITTO BOSEKI CO LTD .........................       127
         8,100           SHAW INDUSTRIES, INC ........................       125
        18,000           TOYOBO CO LTD ...............................        23
                                                                       ---------
                                                                             638
                                                                       ---------
  TOBACCO PRODUCTS--0.08%
        18,316         * ALTADIS .....................................       261
        25,900         > ALTADIS S.A. ................................       371
        10,107         > BRITISH AMERICAN TOBACCO AUSTRALIA LTD ......        93
        17,000           BRITISH AMERICAN TOBACCO BERHAD .............       130
       155,577           BRITISH AMERICAN TOBACCO PLC ................       884
        25,500           IMASCO LTD ..................................       703
           150           JAPAN TOBACCO, INC ..........................     1,147
       162,846           PHILIP MORRIS COS, INC ......................     3,776
        50,000           R.J. REYNOLDS BERHAD ........................        62
                                                                       ---------
                                                                           7,427
                                                                       ---------
  TRANSPORTATION BY AIR--0.36%
        11,398           AIR CANADA, INC .............................        86
        89,800         > ALITALIA S.P.A. .............................       214
         6,580         * ALL NIPPON AIRWAYS CO LTD ...................        18
        11,200         * AMR CORP ....................................       750
         1,500           AUSTRIAN AIRLINES/OEST LUFTV AG. ............        28
        56,348           BRITISH AIRPORT AUTHORITIES PLC .............       396
           148           BRITISH AIRWAYS PLC .........................         1
     2,198,000           CATHAY PACIFIC AIRWAYS LTD ..................     3,916
       157,000         * CONTINENTAL AIRLINES, INC (CLASS B) .........     6,967
        14,100           DELTA AIRLINES, INC .........................       702
        29,000           DEUTSCHE LUFTHANSA AG. (REGD) ...............       675
        19,972         * FDX CORP ....................................       818
         1,100           FLUGHAFEN WIEN AG. ..........................        38
         3,200           HONG KONG AIRCRAFT ENGINEERING CO LTD .......         5
       119,600         > JAPAN AIRLINES CO LTD .......................       354
         4,200           KLM (ROYAL DUTCH AIRLINES) NV ...............       108
        19,600         * RYANAIR HOLDINGS PLC ........................       209
           400           SAIRGROUP ...................................        81
         4,200         > SAS DANMARK AS ..............................        44
         3,000         > SAS NORGE ASA SERIES B ......................        33
       793,000           SINGAPORE AIRLINES LTD (LR) .................     8,996
       304,294           SOUTHWEST AIRLINES CO .......................     4,926
       476,400           SWIRE PACIFIC LTD (CLASS A) .................     2,813
            95         * U.S. AIRWAYS GROUP, INC .....................         3
         1,100         * UAL CORP ....................................        85
                                                                       ---------
                                                                          32,266
                                                                       ---------
  TRANSPORTATION EQUIPMENT--2.71%
        67,077           BOEING CO ...................................     2,788
        40,600           BOMBARDIER, INC (CLASS B) ...................       831
        18,530        x* BREMER VULKAN AG. ...........................        19
       147,107           BRITISH AEROSPACE PLC .......................       974
         5,868         * BRITISH AEROSPACE PLC WTS 11/15/00 ..........       102
         1,500           COBHAM GROUP PLC ............................        19
        17,000           CYCLE & CARRIAGE LTD ........................        53
        58,488           DAIMLERCHRYSLER AG. .........................     4,549
       242,277         > DAIMLERCHRYSLER (U.S.A.) ....................    18,958
        12,700           DANA CORP ...................................       380
        38,298           DELPHI AUTOMOTIVE SYSTEMS CORP ..............       603
        54,307           DENSO CORP ..................................     1,296
         7,600           EATON CORP ..................................       552
        27,139           FIAT S.P.A. .................................       775
        66,000           FORD MOTOR CO ...............................     3,527
        12,553           GENERAL DYNAMICS CORP .......................       662
        48,099           GENERAL MOTORS CORP .........................     3,496
       271,100         * GENERAL MOTORS CORP (CLASS H) ...............    26,026
         9,451           HARLEY DAVIDSON, INC ........................       605
        59,000           HONDA MOTOR CO LTD ..........................     2,193
       349,200           HONEYWELL INTERNATIONAL, INC ................    20,144
         1,000           INCHAPE MOTORS ..............................         1
        26,000           ITT INDUSTRIES, INC .........................       869
        37,000           KAWASAKI HEAVY INDUSTRIES LTD ...............        49
         6,300         * KVAERNER INDUSTRIER AS SERIES A .............       133
         5,700           MAGNA INTERNATIONAL, INC ....................       242
        10,300           MAN AG. .....................................       387
        10,000         * MITSUI ENGINEERING & SHIP BUILDING CO LTD ...         7
         3,800         * NAVISTAR INTERNATIONAL CORP .................       180


                        SEE NOTES TO FINANCIAL STATEMENTS

64 o 1999 CREF Annual Report

 STATEMENT OF INVESTMENTS - GLOBAL EQUITIES ACCOUNT - DECEMBER 31, 1999
--------------------------------------------------------------------------------

       SHARES                                                        VALUE (000)
       ------                                                        -----------

  TRANSPORTATION EQUIPMENT--(Continued)
     1,918,000         * NISSAN MOTOR CO LTD ......................... $   7,541
        31,000           ORIENT CORP .................................        90
         3,663           PEUGEOT S.A. ................................       832
       465,400           RENAULT S.A. ................................    22,440
         7,000           SHIMANO, INC ................................       123
        38,913         * SIEMENS AG. (REGD) ..........................     4,951
        29,500           SMITHS INDUSTRIES PLC .......................       441
        10,700         * SPAR AEROSPACE LTD ..........................        59
         8,263           TEXTRON, INC ................................       634
         6,758           THOMSON-CSF .................................       223
        28,300           TI GROUP PLC ................................       217
     1,768,260           TOYOTA MOTOR CORP ...........................    85,611
         9,859           TRW, INC ....................................       512
       433,523           UNITED TECHNOLOGIES CORP ....................    28,179
         3,486           VALEO S.A. ..................................       269
         4,280           VOLKSWAGEN AG. ..............................       241
        26,300           VOLVO AB SERIES B FREE ......................       681
                                                                       ---------
                                                                         243,464
                                                                       ---------
  TRANSPORTATION SERVICES--1.04%
     8,968,200           AIRTOURS PLC ................................    55,028
     2,380,000         * AMADEUS GLOBAL TRAVEL DISTRIBUTION S.A. .....    37,764
        11,100           GALILEO INTERNATIONAL, INC ..................       332
            10         * KUONI REISEN HOLDINGS (REGD) (CLASS B) ......        42
         1,770         * NEW WORLD INFRASTUCTURE LTD .................         2
                                                                       ---------
                                                                          93,168
                                                                       ---------
  TRUCKING AND WAREHOUSING--0.33%
         2,500           CNF TRANSPORTATION, INC .....................        86
         2,875         * KONINKLIJKE VOPAK NV ........................        68
         2,000           MITSUBISHI LOGISTICS CORP ...................        13
        44,000           SEINO TRANSPORTATION CO LTD .................       233
        30,657           TNT POST GROUP NV ...........................       879
       732,122         > YAMATO TRANSPORT CO LTD .....................    28,357
                                                                       ---------
                                                                          29,636
                                                                       ---------

  WATER TRANSPORTATION--0.07%
         3,100           ASKO OYJ SERIES A ...........................        55
         6,100           BERGESEN D.Y. AS (CLASS B) ..................       104
        36,465           CARNIVAL CORP (CLASS A) .....................     1,743
        20,000           CHUAN HUP HOLDINGS LTD ......................         5
           700           CMB CIE MARITIME BELGE S.A. .................        33
            86           DAMPSKIBSSELSKABET AF 1912 (CLASS B) ........     1,013
            58           DAMPSKIBSSELSKABET SVENDBORG (CLASS B) ......       966
         2,200           FINNLINES OY ................................        69
        43,200         * HAI SUN HUP WTS 05/10/02 ....................         9
         4,500           IRISH CONTINENTAL GROUP PLC .................        46
        19,000           KAMIGUMI CO LTD .............................        80
        22,975           KAWASAKI KISEN KAISHA LTD ...................        34
         1,900           KONINKLIJKE NEDLLOYD GROEP NV ...............        53
         1,500           LEIF HOEGH & CO .............................        18
        56,000           MALAYSIAN INTERNATIONAL SHIPPING CO (FR) ....        92
           474           MITSUI OSK LINES LTD ........................         1
        29,100        >* NCL HOLDINGS AS .............................       126
        77,124         * NEPTUNE ORIENT LINES LTD ....................       103
       100,000           NIPPON YUSEN KABUSHIKI KAISHA ...............       409
         2,300           OCEAN GROUP PLC .............................        43
        68,927           PENINSULAR & ORIENTAL STEAM NAVIGATION CO ...     1,150
           228           TEEKAY SHIPPING CORP ........................         4
           800           UNITOR AS ...................................         6
                                                                       ---------
                                                                           6,162
                                                                       ---------
  WHOLESALE TRADE-DURABLE GOODS--0.02%
        12,300         * ARM HOLDINGS PLC ............................       830
           448           DIETEREN S.A. ...............................       184
         3,300           GENUINE PARTS CO ............................        82
         1,430           INSTRUMENTARIUM GROUP SERIES B FREE .........        47
         5,000           SANRIO CO LTD ...............................       185
         4,000           SEIKO CORP ..................................        20
        10,300           SSL INTERNATIONAL PLC .......................       130
        84,000           TAN CHONG INTERNATIONAL LTD .................        18
         8,000           TERUMO CORP .................................       214
                                                                       ---------
                                                                           1,710
                                                                       ---------
  WHOLESALE TRADE-NONDURABLE GOODS--0.45%
         1,600           AUSTRIA TABAKWERKE AG. ......................        77
       696,104           CARDINAL HEALTH, INC ........................    33,326
        35,612           ENRON CORP ..................................     1,580
         3,000           ESSELTE AB SERIES B FREE ....................        23
        15,849           F.H. FAULDING & CO LTD ......................       104
        49,500           FYFFES PLC ..................................       100
         8,000           IWATANI & CO LTD ............................        14
         6,000         * KOKUYO CO LTD ...............................        80
       836,000           LI & FUNG LTD ...............................     2,097
        10,330           MCKESSON HBOC, INC ..........................       233
         6,800           SOBEYS, INC .................................        94
        19,222           SUPERVALU, INC ..............................       384
        33,770           SWEDISH MATCH CO ............................       118
        16,100           SYSCO CORP ..................................       637
       228,000           THAI UNION FROZEN PRODUCTS (FR) .............       868
         3,700           URALITA S.A. ................................        26
         8,300           WESTON (GEORGE) LTD .........................       316
                                                                       ---------
                                                                          40,077
                                                                       ---------
                      TOTAL COMMON STOCK
                         (Cost $5,562,991)                             8,288,732
                                                                       =========
    PRINCIPAL
    ---------
SHORT TERM INVESTMENTS--7.47%
  COMMERCIAL PAPER--0.21%
                        CAMPBELL SOUP CO
   $ 8,500,000         ~ 6.080%, 02/04/00 ............................     8,454
                        NATIONAL FUEL GAS CO
     4,575,000           6.200%, 02/22/00 ............................     4,536
                        SBC COMMUNICATIONS, INC
     6,000,000         ~ 6.300%, 01/10/00 ............................     5,991
                                                                       ---------
                                                                          18,981
                                                                       ---------
  U.S. GOVERNMENT AND AGENCIES--7.26%
                        FEDERAL FARM CREDIT BANK (FFCB)
    45,000,000           3.900%, 01/13/00 ............................    44,920
                        FEDERAL HOME LOAN BANK (FHLB)
     8,000,000       (0) 5.520%, 01/19/00 ............................     7,979
    10,000,000           5.620%, 02/02/00 ............................     9,951
    45,000,000       (0) 5.530%, 02/04/00 ............................    44,766
    28,000,000       (0) 5.470%, 02/11/00 ............................    27,826
    21,000,000       (0) 5.520%, 02/16/00 ............................    20,851
    32,000,000       (0) 5.520%, 02/22/00 ............................    31,743
    35,000,000       (0) 5.565%, 02/23/00 ............................    34,714
    30,000,000       (0) 5.750%, 02/25/00 ............................    29,746
       100,000           5.800%, 03/22/00 ............................        99
                        FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)
     5,341,000           5.480%, 01/13/00 ............................     5,331
    14,000,000           5.470%, 01/20/00 ............................    13,961
    20,000,000           5.050%, 01/31/00 ............................    19,908
     5,000,000       (0) 5.540%, 02/17/00 ............................     4,964
    10,000,000       (0) 5.540%, 02/24/00 ............................     9,917
    50,000,000           5.450%, 02/25/00 ............................    49,576
     7,300,000       (0) 5.470%, 03/23/00 ............................     7,206
                        FEDERAL NATIONAL MORTGAGE ASSOCIATION  (FNMA)
     5,500,000       (0) 5.520%, 01/18/00 ............................     5,486
     8,000,000       (0) 5.530%, 01/18/00 ............................     7,980
     1,600,000           5.649%, 01/20/00 ............................     1,596
     2,000,000       (0) 5.560%, 01/21/00 ............................     1,994
     6,000,000           5.470%, 01/27/00 ............................     5,978
    33,000,000       (0) 5.520%, 02/03/00 ............................    32,834


                        SEE NOTES TO FINANCIAL STATEMENTS

                                                    1999 CREF Annual Report o 65

 STATEMENT OF INVESTMENTS - GLOBAL EQUITIES ACCOUNT - DECEMBER 31, 1999
--------------------------------------------------------------------------------

    PRINCIPAL                                                        VALUE (000)
    ---------                                                        -----------

  U.S. GOVERNMENT AND AGENCIES--(Continued)
                      FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
   $ 4,000,000           4.820%, 02/04/00 ..........................  $    3,979
    40,000,000       (0) 5.520%, 02/09/00 ..........................      39,763
    28,000,000       (0) 5.470%, 02/10/00 ..........................      27,830
    30,000,000       (0) 5.540%, 02/14/00 ..........................      29,800
    35,800,000       (0) 5.600%, 02/17/00 ..........................      35,540
    51,900,000       (0) 5.800%, 03/02/00 ..........................      51,399
    30,000,000       (0) 5.820%, 03/02/00 ..........................      29,711
    14,000,000           5.750%, 03/09/00 ..........................      13,845
                                                                      ----------
                                                                         651,193
                                                                      ----------
                      TOTAL SHORT TERM INVESTMENTS
                         (Cost $670,171)                                 670,174
                                                                      ----------
                      TOTAL PORTFOLIO
                         (Cost $6,355,274)                            $9,117,947
                                                                      ==========

----------
*    Non-income producing

x    In bankruptcy

~ Commerical Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933, as amended.

(o) All or a portion of these securities have been segregated by the Custodian to cover margin or other requirements on open futures contracts.

>    All or a portion of these securities are out on loan.

# Restricted Securities-Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets. At December 31, 1999, the value of these securities amounted to $2,141,366 or 0.02% of net assets.

     Additional information on each restricted security is as follows:

                                                   ACQUISITION       ACQUISITION
SECURITY                                              DATE              COST
----------                                         -----------       -----------
LAFARGE S.A. (REGD) 2001                             01/05/99         $  703,036
L'AIR LIQUIDE S.A. (REGD)                            10/29/96            344,497
L'AIR LIQUIDE S.A. (REGD) 2001                       01/05/99            741,186
SILVERSTONE BERHAD                                   01/08/98                804
VIGLEN TECHNOLOGY (LITIGATION NOTE)                  04/30/98                  0
                                                                      ----------
                                                                      $1,789,523
                                                                      ----------


   Transactions with Affiliated Companies - January 1, 1999--December 31, 1999
--------------------------------------------------------------------------------

                         VALUE AT                                                                        SHARES AT       VALUE AT
                       DECEMBER 31,                                       REALIZED         DIVIDEND     DECEMBER 31,   DECEMBER 31,
    ISSUE                 1998        PURCHASE COST   SALES PROCEEDS     GAIN (LOSS)        INCOME         1999           1999
    -----             ------------    -------------   --------------    ------------     ------------   -----------    -----------
IHC CALAND NV         $ 97,814,831              --     $ 43,759,396     $ 18,231,173     $  1,777,208            *              *
CAPITAL RE CORP                 **              --       26,538,203       (3,894,173)          76,000            *              *
                      ------------    ------------     ------------     ------------     ------------    ---------      ---------
TOTAL AFFILIATED
  TRANSACTION         $ 97,814,831    $          0     $ 70,297,599     $ 14,337,000     $  1,853,208                   $       0
                      ============    ============     ============     ============     ============    =========      =========

----------
**   Not an Affiliate as of December 31, 1998

*    Not an Affiliate as of December 31, 1999



                        SEE NOTES TO FINANCIAL STATEMENTS

66 o 1999 CREF Annual Report

          STATEMENT OF INVESTMENTS - Growth Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------
                           Summary by Industry (000)

                                                            Value                     %
                                                         -----------               ------
BONDS
  CORPORATE BONDS
    AUTOMOTIVE DEALERS AND SERVICE STATIONS ........     $         7                 0.00%
                                                         -----------               ------
  TOTAL CORPORATE BONDS
  (Cost $8) ........................................               7                 0.00
                                                         -----------               ------
TOTAL BONDS
  (Cost $8) ........................................               7                 0.00
                                                         -----------               ------
  PREFERRED STOCK
    HOLDING AND OTHER INVESTMENT OFFICES ...........               9                 0.00
    INSTRUMENTS AND RELATED PRODUCTS ...............               0                 0.00
    RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS ......             197                 0.00
                                                         -----------               ------
TOTAL PREFERRED STOCK
  (Cost $186) ......................................             206                 0.00
                                                         -----------               ------
COMMON STOCK
    AGRICULTURAL PRODUCTION-CROPS ..................             276                 0.00
    AGRICULTURAL SERVICES ..........................             258                 0.00
    AMUSEMENT AND RECREATION SERVICES ..............         174,525                 1.29
    APPAREL AND ACCESSORY STORES ...................          30,712                 0.23
    APPAREL AND OTHER TEXTILE PRODUCTS .............           2,221                 0.02
    AUTO REPAIR, SERVICES AND PARKING ..............             978                 0.01
    AUTOMOTIVE DEALERS AND SERVICE STATIONS ........           3,001                 0.02
    BUILDING MATERIALS AND GARDEN SUPPLIES .........         107,110                 0.79
    BUSINESS SERVICES ..............................       2,825,036                20.82
    CHEMICALS AND ALLIED PRODUCTS ..................       1,407,698                10.37
    COMMUNICATIONS .................................       1,944,207                14.33
    DEPOSITORY INSTITUTIONS ........................          86,868                 0.64
    EATING AND DRINKING PLACES .....................          26,841                 0.20
    EDUCATIONAL SERVICES ...........................           2,118                 0.02
    ELECTRIC, GAS, AND SANITARY SERVICES ...........          21,443                 0.16
    ELECTRONIC AND OTHER ELECTRIC EQUIPMENT ........       2,254,991                16.62
    ENGINEERING AND MANAGEMENT SERVICES ............          12,227                 0.09
    FABRICATED METAL PRODUCTS ......................          28,803                 0.21
    FOOD AND KINDRED PRODUCTS ......................         185,471                 1.37
    FOOD STORES ....................................          92,351                 0.68
    FURNITURE AND FIXTURES .........................          53,447                 0.39
    FURNITURE AND HOMEFURNISHINGS STORES ...........          98,457                 0.72
    GENERAL BUILDING CONTRACTORS ...................           1,378                 0.01
    GENERAL MERCHANDISE STORES .....................         158,328                 1.17
    HEALTH SERVICES ................................           7,576                 0.06
    HEAVY CONSTRUCTION, EXCEPT BUILDING ............           2,173                 0.02
    HOLDING AND OTHER INVESTMENT OFFICES ...........           3,558                 0.03
    HOTELS AND OTHER LODGING PLACES ................           3,566                 0.03
    INDUSTRIAL MACHINERY AND EQUIPMENT .............       1,985,508                14.63
    INSTRUMENTS AND RELATED PRODUCTS ...............         183,020                 1.35
    INSURANCE AGENTS, BROKERS AND SERVICE ..........           1,544                 0.01
    INSURANCE CARRIERS .............................         103,028                 0.76
    LEATHER AND LEATHER PRODUCTS ...................             657                 0.00
    LEGAL SERVICES .................................             170                 0.00
    LOCAL AND INTERURBAN PASSENGER TRANSIT .........              32                 0.00
    LUMBER AND WOOD PRODUCTS .......................             992                 0.01
    METAL MINING ...................................           3,109                 0.02
    MISCELLANEOUS MANUFACTURING INDUSTRIES .........           4,141                 0.03
    MISCELLANEOUS RETAIL ...........................          99,185                 0.73
    MOTION PICTURES ................................          58,940                 0.43
    NONDEPOSITORY INSTITUTIONS .....................         100,105                 0.74
    NONMETALLIC MINERALS, EXCEPT FUELS .............              95                 0.00
    OIL AND GAS EXTRACTION .........................          19,167                 0.14
    PAPER AND ALLIED PRODUCTS ......................          19,277                 0.14
    PERSONAL SERVICES ..............................           4,069                 0.03
    PETROLEUM AND COAL PRODUCTS ....................           1,796                 0.01
    PRIMARY METAL INDUSTRIES .......................           1,665                 0.01
    PRINTING AND PUBLISHING ........................           9,998                 0.07
    RAILROAD TRANSPORTATION ........................           5,476                 0.04
    REAL ESTATE ....................................           1,146                 0.01
    RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS ......          57,631                 0.42
    SECURITY AND COMMODITY BROKERS .................          29,142                 0.21
    SOCIAL SERVICES ................................             268                 0.00
    SPECIAL TRADE CONTRACTORS ......................             942                 0.01
    STONE, CLAY, AND GLASS PRODUCTS ................          21,237                 0.16
    TEXTILE MILL PRODUCTS ..........................             807                 0.01
    TOBACCO PRODUCTS ...............................          20,211                 0.15
    TRANSPORTATION BY AIR ..........................             667                 0.00
    TRANSPORTATION EQUIPMENT .......................         352,940                 2.60
    TRANSPORTATION SERVICES ........................           3,667                 0.03
    TRUCKING AND WAREHOUSING .......................           1,796                 0.01
    WATER TRANSPORTATION ...........................          99,189                 0.73
    WHOLESALE TRADE-DURABLE GOODS ..................           4,700                 0.03
    WHOLESALE TRADE-NONDURABLE GOODS ...............         136,884                 1.01
                                                         -----------               ------
TOTAL COMMON STOCK
  (Cost $8,951,661) ................................      12,868,819                94.83
                                                         -----------               ------
SHORT TERM INVESTMENTS
BANK NOTE ..........................................          25,755                 0.19
  CERTIFICATES OF DEPOSIT ..........................          13,457                 0.10
  COMMERCIAL PAPER .................................         396,677                 2.92
  U.S. GOVERNMENT AND AGENCIES .....................         188,537                 1.39
                                                         -----------               ------
TOTAL SHORT TERM INVESTMENTS
  (Cost $624,359) ..................................         624,426                 4.60
                                                         -----------               ------
TOTAL PORTFOLIO
  (Cost $9,576,214) ................................      13,493,458                99.43
  OTHER ASSETS & LIABILITIES, NET ..................          77,013                 0.57
                                                         -----------               ------
NET ASSETS .........................................     $13,570,471               100.00%
                                                         ===========               ======

                                   ----------

      PRINCIPAL                                                                VALUE (000)
      ---------                                                                ----------
BONDS--0.00%
CORPORATE BONDS--0.00%
  AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.00%
                      UGLY DUCKLING CORP (SUB DEB)
       $ 6,500           12.000%, 10/23/03 ...............................    $         7
                                                                              -----------
                      TOTAL CORPORATE BONDS
                         (Cost $8) .......................................              7
                                                                              -----------
                      TOTAL BONDS
                         (Cost $8) .......................................              7
                                                                              -----------
      SHARES
      ------
PREFERRED STOCK--0.00%
  HOLDING AND OTHER INVESTMENT OFFICES--0.00%
           264           SUPERIOR TRUST SERIES A .........................              9
                                                                              -----------
  INSTRUMENTS AND RELATED PRODUCTS--0.00%
        32,800         * FRESENIUS MEDICAL CARE (CLASS D) ................              0
                                                                              -----------
  RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS--0.00%
         3,895           SEALED AIR CORP (CLASS A) .......................            197
                                                                              -----------
                      TOTAL PREFERRED STOCK
                         (Cost $186) .....................................            206
                                                                              -----------
COMMON STOCK--94.83%
  AGRICULTURAL PRODUCTION-CROPS--0.00%
        15,900           DELTA & PINE LAND CO ............................            276
                                                                              -----------
  AGRICULTURAL SERVICES--0.00%
        15,100         * CADIZ, INC ......................................            143
         8,900         * VETERINARY CENTERS OF AMERICA, INC ..............            115
                                                                              -----------
                                                                                      258
                                                                              -----------
AMUSEMENT AND RECREATION SERVICES--1.29%
         2,895         * ANCHOR GAMING CO ................................            126
         9,500         * ARGOSY GAMING CORP ..............................            148
         8,600         * BALLY TOTAL FITNESS HOLDINGS CORP ...............            230

                       SEE NOTES TO FINANCIAL STATEMENTS


                                                    1999 CREF Annual Report o 67

          STATEMENT OF INVESTMENTS - Growth Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------

      SHARES                                                                   VALUE (000)
      ------                                                                   -----------
AMUSEMENT AND RECREATION SERVICES--(Continued)
         6,500         * CHAMPIONSHIP AUTO RACING TEAMS, INC .............    $       150
         3,400           CHURCHILL DOWNS, INC ............................             77
         3,400           DOVER DOWNS ENTERTAINMENT, INC ..................             64
         4,200         * FAMILY GOLF CENTERS, INC ........................              6
        12,700         * HOLLYWOOD PARK, INC .............................            285
        10,600           INTERNATIONAL SPEEDWAY CORP (CLASS A) ...........            534
         5,500         * MALIBU ENTERTAINMENT WORLDWIDE, INC .............              1
           100         * PENN NATIONAL GAMING, INC .......................              1
     3,295,914         * PREMIER PARKS, INC ..............................         95,170
     2,078,875         * SFX ENTERTAINMENT, INC (CLASS A) ................         75,229
         1,700         * SPEEDWAY MOTORSPORTS, INC .......................             47
        27,700         * STATION CASINOS, INC ............................            622
        24,150         * WESTWOOD ONE, INC ...............................          1,835
                                                                              -----------
                                                                                  174,525
                                                                              -----------
  APPAREL AND ACCESSORY STORES--0.23%
        55,054         * ABERCROMBIE & FITCH CO (CLASS A) ................          1,469
        12,700         * AMERICAN EAGLE OUTFITTERS, INC ..................            572
         7,700         * ANN TAYLOR STORES CORP ..........................            265
         9,400         * BEBE STORES, INC ................................            254
         3,200         * BUCKLE, INC .....................................             47
        14,600           BURLINGTON COAT FACTORY WAREHOUSE CORP ..........            203
         9,600           CATO CORP (CLASS A) .............................            121
         5,500         * CHICO'S FAS, INC ................................            207
        12,700         * CHILDRENS PLACE RETAIL STORES ...................            209
        29,747           CLAIRES STORES, INC .............................            666
         3,400           DEB SHOPS, INC ..................................             63
         3,200         * FINISH LINE, INC (CLASS A) ......................             17
        12,800         * FOOTSTAR, INC ...................................            390
       405,232           GAP, INC ........................................         18,641
        29,500         * GENESCO, INC ....................................            384
         1,400         * GYMBOREE CORP ...................................              8
        19,475           INTIMATE BRANDS, INC (CLASS A) ..................            840
        10,806           LIMITED, INC ....................................            468
            50        x* JUST FOR FEET, INC ..............................              0
        18,936         * MEN'S WEARHOUSE, INC ............................            556
         3,500           NORDSTROM, INC ..................................             92
        12,587         * PACIFIC SUNWEAR CALIFORNIA, INC .................            401
        40,200           ROSS STORES, INC ................................            721
         9,000         * SHOE CARNIVAL, INC ..............................             91
         5,500         * STEIN MART, INC .................................             31
       187,377           TJX COS, INC ....................................          3,830
         2,086         * TOO, INC ........................................             36
         1,800         * URBAN OUTFITTERS, INC ...........................             52
         6,400         * WET SEAL, INC (CLASS A) .........................             78
                                                                              -----------
                                                                                   30,712
                                                                              -----------
APPAREL AND OTHER TEXTILE PRODUCTS--0.02%
         2,300         * DONNA KARAN INTERNATIONAL, INC ..................             15
        57,238         * JONES APPAREL GROUP, INC ........................          1,553
         5,300         * NAUTICA ENTERPRISES, INC ........................             60
         5,700           OSHKOSH B'GOSH, INC (CLASS A) ...................            120
        11,900         * POLO RALPH LAUREN CORP ..........................            203
         4,819         * QUIKSILVER, INC .................................             75
        15,800           WARNACO GROUP, INC (CLASS A) ....................            195
                                                                              -----------
                                                                                    2,221
                                                                              -----------
AUTO REPAIR, SERVICES AND PARKING--0.01%
         3,600         * AUTOWEB.COM, INC ................................             39
         6,881         * AVIS RENT A CAR, INC ............................            176
           700           CENTRAL PARKING CORP ............................             13
        10,000           HERTZ CORP (CLASS A) ............................            501
        11,366           MIDAS, INC ......................................            249
                                                                              -----------
                                                                                      978
                                                                              -----------
AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.02%
       102,100         * AUTONATION, INC .................................            944
        34,242         * AUTOZONE, INC ...................................          1,106
         6,000         * COPART, INC .....................................            261
        23,699         * CSK AUTO CORP ...................................            415
         5,700         * GROUP 1 AUTOMOTIVE, INC .........................             79
         9,100         * OREILLY AUTOMOTIVE, INC .........................            196
                                                                              -----------
                                                                                    3,001
                                                                              -----------
BUILDING MATERIALS AND GARDEN SUPPLIES--0.79%
        11,870           FASTENAL CO .....................................            533
     1,369,605           HOME DEPOT, INC .................................         93,904
       211,125           LOWES COS, INC ..................................         12,615
         3,600         * TRACTOR SUPPLY CO ...............................             58
                                                                              -----------
                                                                                  107,110
                                                                              -----------
BUSINESS SERVICES--20.82%
         6,800         * 24/7 MEDIA, INC .................................            383
         8,100           AARON RENTS, INC ................................            144
         2,000           ABM INDUSTRIES, INC .............................             41
         3,300         * ABOUT.COM, INC ..................................            296
        33,650         * ACCLAIM ENTERTAINMENT, INC ......................            172
         6,000         * ACKERLEY GROUP, INC .............................            109
         4,200         * ACNEILSEN CORP ..................................            103
         4,000         * ACTIVISION, INC .................................             61
        14,400         * ACTUATE CORP ....................................            617
        28,160         * ACXIOM CORP .....................................            676
         3,300         * ADFORCE, INC ....................................            236
         2,400         * ADMINSTAFF, INC .................................             73
        79,160           ADOBE SYSTEMS, INC ..............................          5,324
         4,400         * ADVANTAGE LEARNING SYSTEMS, INC .................             49
        11,000         * ADVENT SOFTWARE, INC ............................            709
         6,800         * ADVO, INC .......................................            162
        28,827         * AFFILIATED COMPUTER SERVICES, INC (CLASS A) .....          1,326
         2,600         * ALLAIRE CORP ....................................            380
     3,682,338         * AMERICA ONLINE, INC .............................        277,786
        38,675         * AMERICAN MANAGEMENT SYSTEMS, INC ................          1,213
        14,100           ANALYSTS INTERNATIONAL CORP .....................            176
        20,500         * ANSWERTHINK CONSULTING GROUP ....................            702
         2,500         * APPLIEDTHEORY CORP ..............................             69
        13,300         * ARDENT SOFTWARE, INC ............................            519
         3,100         * ASHTON TECHNOLOGY GROUP, INC ....................             20
        12,600         * ASPECT DEVELOPMENT, INC .........................            863
         7,000         * ASPEN TECHNOLOGY, INC ...........................            185
         8,300         * AUTOBYTEL.COM, INC ..............................            126
         8,420           AUTODESK, INC ...................................            284
       381,974           AUTOMATIC DATA PROCESSING, INC ..................         20,579
        10,880         * AVANT CORP ......................................            163
        12,300         * AVT CORP ........................................            578
        13,200         * AWARE, INC ......................................            480
        12,600         * AXENT TECHNOLOGIES, INC .........................            265
            67         * AZTEC TECHNOLOGY PARTNERS, INC ..................              0
        12,300         * BANYAN SYSTEMS, INC .............................            246
         7,600         * BARRA, INC ......................................            241
        95,600         * BEA SYSTEMS, INC ................................          6,686
         6,900         * BEST SOFTWARE, INC ..............................            204
        11,800         * BEYOND.COM CORP .................................             92
         7,700         * BILLING CONCEPTS CORP ...........................             50
         9,200         * BINDVIEW DEVELOPMENT CORP .......................            457
        10,050         * BISYS GROUP, INC ................................            656
     1,986,223         * BMC SOFTWARE, INC ...............................        158,774
         2,700         * BOTTOMLINE TECHNOLOGIES, INC ....................             97
         5,000         * BRIO TECHNOLOGY, INC ............................            210
        34,400         * BROADVISION, INC ................................          5,850
         2,600         * BROCADE COMMUNICATIONS SYSTEMS, INC .............            460
         2,600         * BUILDING ONE SERVICES CORP ......................             25
        12,500         * BURNS INTERNATIONAL SERVICES ....................            135
         8,200         * CACI INTERNATIONAL, INC (CLASS A) ...............            186
        89,100         * CADENCE DESIGN SYSTEMS, INC .....................          2,138
           700         * CAIS INTERNET, INC ..............................             25
        19,300         * CAMBRIDGE TECHNOLOGY PARTNERS, INC ..............            507

                       SEE NOTES TO FINANCIAL STATEMENTS

68 o 1999 CREF Annual Report

          STATEMENT OF INVESTMENTS - Growth Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------

      SHARES                                                                   VALUE (000)
      ------                                                                   -----------
BUSINESS SERVICES--(Continued)
        11,100         * CATALINA MARKETING CORP .........................    $     1,285
        11,200         * CCC INFORMATION SERVICES GROUP, INC .............            192
         4,800         * CDI CORP ........................................            116
       229,797         * CENDANT CORP ....................................          6,104
        48,300         * CENTURY BUSINESS SERVICES, INC ..................            408
     1,634,400         * CERIDIAN CORP ...................................         35,242
         8,500         * CERNER CORP .....................................            167
        22,560         * CHECKFREE HOLDINGS CORP .........................          2,358
        14,200         * CHOICEPOINT, INC ................................            588
        21,216         * CIBER, INC ......................................            583
        51,340         * CITRIX SYSTEMS, INC .............................          6,315
        12,300         * CLARIFY, INC ....................................          1,550
        46,476         * CMGI, INC .......................................         12,868
        24,600         * CNET, INC .......................................          1,396
         3,500         * COGNIZANT TECHNOLOGY SOLUTIONS ..................            383
         4,400           COMDISCO, INC ...................................            164
        10,000         * COMPLETE BUSINESS SOLUTIONS, INC ................            251
       258,877           COMPUTER ASSOCIATES INTERNATIONAL, INC ..........         18,105
        12,965         * COMPUTER HORIZONS CORP ..........................            210
        11,900         * COMPUTER NETWORK TECHNOLOGY CORP ................            273
        78,718         * COMPUTER SCIENCES CORP ..........................          7,449
         8,678           COMPUTER TASK GROUP, INC ........................            129
       196,140         * COMPUWARE CORP ..................................          7,306
            45         * COMSHARE, INC ...................................              0
         7,400         * CONCORD COMMUNICATIONS, INC .....................            328
         5,500         * CONCUR TECHNOLOGIES, INC ........................            160
        16,120         * CONVERGYS CORP ..................................            496
         2,300         * CORT BUSINESS SERVICES CORP .....................             40
         7,200         * COSTAR GROUP ....................................            258
        13,000         * COTELLIGENT, INC ................................             70
         8,500         * CRITICAL PATH, INC ..............................            802
        47,400         * CSG SYSTEMS INTERNATIONAL, INC ..................          1,890
        10,800         * CTC COMMUNICATIONS GROUP ........................            421
         3,700         * CYBERCASH, INC ..................................             34
        11,000         * DATA BROADCASTING CORP ..........................             91
        15,300         * DATASTREAM SYSTEMS, INC .........................            376
        10,100         * DBT ONLINE, INC .................................            246
           100         * DELTEK SYSTEMS, INC .............................              1
        21,000         * DENDRITE INTERNATIONAL, INC .....................            711
         7,600         * DIGITAL RIVER, INC ..............................            253
         6,500         * DOCUMENTUM, INC .................................            389
        19,596         * DOUBLECLICK, INC ................................          4,959
         5,100         * DSP GROUP, INC ..................................            474
        10,900         * DST SYSTEMS, INC ................................            832
         9,900         * EARTHLINK NETWORK, INC ..........................            421
         5,900         * EARTHWEB, INC ...................................            297
        66,600         * EBAY, INC .......................................          8,337
         8,700         * ECHELON CORP ....................................            170
        23,800         * ECLIPSYS CORP ...................................            610
        37,200         * ELECTRONIC ARTS, INC ............................          3,125
     1,560,400           ELECTRONIC DATA SYSTEMS CORP ....................        104,449
        32,800         * ELECTRONICS FOR IMAGING, INC ....................          1,907
         2,400         * ENGINEERING ANIMATION, INC ......................             21
         7,400         * ENTRUST TECHNOLOGIES, INC .......................            444
        13,200         * EPICOR SOFTWARE CORP ............................             67
        82,800           EQUIFAX, INC ....................................          1,951
        12,150         * EXCALIBUR TECHNOLOGIES CORP .....................            251
         4,600         * EXCHANGE APPLICATIONS, INC ......................            257
        83,128         * EXCITE AT HOME ..................................          3,564
         3,948           FACTSET RESEARCH SYSTEMS, INC ...................            314
        10,685           FAIR ISSAC & CO, INC ............................            566
        13,897         * FILENET CORP ....................................            354
        65,361           FIRST DATA CORP .................................          3,223
        66,912         * FISERV, INC .....................................          2,564
           900         * FORRESTER RESEARCH, INC .........................             62
        11,448         * FREEMARKETS, INC ................................          3,907
        11,334         * GARTNER GROUP, INC (CLASS B) ....................            157
         9,100         * GENESYS TELECOMMUNICATIONS
                          LABORATORIESS, INC .............................            491
        10,800           GERBER SCIENTIFIC, INC ..........................            237
        10,400         * GETTY IMAGES, INC ...............................            508
        28,290         * GO.COM ..........................................            674
        13,700         * GO2 NET, INC ....................................          1,192
         8,600         * GREAT PLAINS SOFTWARE, INC ......................            643
        16,200         * GT INTERACTIVE SOFTWARE CORP ....................             27
        21,900         * GTECH HOLDINGS CORP .............................            482
        26,500         * HARBINGER CORP ..................................            843
        11,124         * HEALTHEON/WEBMD CORP ............................            417
         3,500         * HEIDRICK & STRUGGLES INTERNATIONAL, INC .........            148
        13,240         * HNC SOFTWARE ....................................          1,400
        15,990         * HYPERION SOLUTIONS CORP .........................            696
        19,900         * I2 TECHNOLOGIES, INC ............................          3,881
         1,000         * IDX SYSTEMS CORP ................................             31
        10,200         * IMRGLOBAL CORP ..................................            128
       190,912           IMS HEALTH, INC .................................          5,190
         1,800         * INACOM CORP .....................................             13
           100         * INDUSTRI-MATEMATIK INTERNATIONAL CORP ...........              1
        19,700         * INFOCURE CORP ...................................            614
         3,900         * INFORMATICA CORP ................................            415
       135,700         * INFORMIX CORP ...................................          1,552
        15,200         * INFOSPACE.COM, INC ..............................          3,253
        19,300         * INFOUSA, INC ....................................            269
        43,200         * INKTOMI CORP ....................................          3,834
         8,600         * INTEGRATED SYSTEMS, INC .........................            289
        20,700         * INTERIM SERVICES, INC ...........................            512
           160         * INTERNET CAPITAL GROUP, INC .....................             27
     1,593,824           INTERPUBLIC GROUP OF COS, INC ...................         91,944
         5,800         * INTERVU, INC ....................................            609
        76,550         * INTUIT, INC .....................................          4,588
        12,700         * ISS GROUP, INC ..................................            903
        15,900         * IVILLAGE, INC ...................................            322
        12,800         * J.D. EDWARDS & CO ...............................            382
         9,200           JACK HENRY & ASSOCIATES, INC ....................            494
         7,650         * JDA SOFTWARE GROUP, INC .........................            125
         1,500         * JUNO ONLINE SERVICES, INC .......................             53
        28,000         * KEANE, INC ......................................            889
            80           KELLY SERVICES, INC (CLASS A) ...................              2
         4,300         * KORN FERRY INTERNATIONAL ........................            156
        23,100         * LABOR READY, INC ................................            280
        24,300         * LAMAR ADVERTISING CO (CLASS A) ..................          1,472
        18,900         * LEARN 2.COM, INC ................................             62
       204,960         * LEGATO SYSTEMS, INC .............................         14,104
        10,300         * LHS GROUP, INC ..................................            253
        41,162         * LYCOS, INC ......................................          3,275
        21,200         * MACROMEDIA, INC .................................          1,550
        10,000         * MACROVISION CORP ................................            740
         8,200         * MANHATTAN ASSOCIATES, INC .......................             60
        15,401           MANPOWER, INC ...................................            579
         8,400         * MANUGISTICS GROUP, INC ..........................            271
        12,500         * MAPICS, INC .....................................            158
         4,300         * MARIMBA, INC ....................................            198
        30,167         * MASTECH CORP ....................................            747
         6,400           MCGRATH RENTCORP ................................            112
         1,800         * MEDIA METRIX, INC ...............................             64
         8,000         * MEDICONSULT.COM, INC ............................             50
         9,900         * MEDQUIST, INC ...................................            772
         5,000         * MEMBERWORKS, INC ................................            166
        32,300         * MENTOR GRAPHICS CORP ............................            426
            47         * MERANT PLC ADR ..................................              1
        23,000         * MERCURY INTERACTIVE CORP ........................          2,483
        11,900         * MESSAGEMEDIA, INC ...............................            167


                       SEE NOTES TO FINANCIAL STATEMENTS


                                                    1999 CREF Annual Report o 69

          STATEMENT OF INVESTMENTS - Growth Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------

      SHARES                                                                   VALUE (000)
      ------                                                                   -----------
BUSINESS SERVICES--(Continued)
        19,100         * METAMOR WORLDWIDE, INC ..........................    $       556
        10,000         * METRO INFORMATION SERVICES, INC .................            240
         5,700         * MICROMUSE, INC ..................................            969
     7,140,714         * MICROSOFT CORP ..................................        833,678
        24,400         * MICROSTRATEGY, INC ..............................          5,124
        17,800         * MIDWAY GAMES, INC ...............................            426
        19,100         * MINDSPRING ENTERPRISES, INC .....................            504
         1,500         * MODEM MEDIA POPPE TYSON, INC ....................            106
        41,500         * MODIS PROFESSIONAL SERVICES .....................            591
             1         * MOMENTUM BUSINESS APPLICATIONS, INC .............              0
         4,700         * MPATH INTERACTIVE, INC ..........................            125
         5,600         * MULTEX.COM, INC .................................            211
        13,200           NATIONAL COMPUTER SYSTEMS, INC ..................            497
        20,400           NATIONAL DATA CORP ..............................            692
         6,800         * NATIONAL EQUIPMENT SERVICES, INC ................             43
         9,800         * NATIONSRENT, INC ................................             55
         4,400         * NBC INTERNET, INC ...............................            340
        14,600         * NCO GROUP, INC ..................................            440
         5,500         * NEFF CORP .......................................             35
         3,900         * NEON SYSTEMS, INC ...............................            153
         5,000         * NET PERCEPTIONS, INC ............................            210
         1,500         * NETOBJECTS, INC .................................             25
         3,200         * NETOPIA, INC ....................................            174
        83,200         * NETWORK APPLIANCE, INC ..........................          6,911
         7,600         * NETWORK PERIPHERALS, INC ........................            359
         8,500         * NETWORK SOLUTIONS, INC ..........................          1,849
        52,994         * NETWORKS ASSOCIATES, INC ........................          1,414
        13,400         * NEW ERA OF NETWORKS, INC ........................            638
        37,700         * NOVA CORP (GEORGIA) .............................          1,190
       204,350         * NOVELL, INC .....................................          8,161
        11,100         * OMEGA RESEARCH, INC .............................             67
       979,689           OMNICOM GROUP, INC ..............................         97,969
         3,300         * ON ASSIGNMENT, INC ..............................             99
         4,000         * ONEMAIN.COM, INC ................................             60
        16,300         * ONHEALTH NETWORK CO .............................            146
         4,000         * ONYX SOFTWARE CORP ..............................            148
        19,200         * OPEN MARKET, INC ................................            866
        47,138         * OPENTV CORP .....................................          3,783
     4,253,405         * ORACLE CORP .....................................        476,647
       163,434         * PARAMETRIC TECHNOLOGY CORP ......................          4,423
       129,555           PAYCHEX, INC ....................................          5,182
         3,800         * PCORDER.COM, INC ................................            194
         6,100         * PEGASUS SYSTEMS, INC ............................            368
         1,000         * PEGASYSTEMS, INC ................................             11
       120,540         * PEOPLESOFT, INC .................................          2,569
         9,966         * PER SE TECHNOLOGIES, INC ........................             84
        17,900         * PEREGRINE SYSTEMS, INC ..........................          1,507
        19,900         * PEROT SYSTEMS CORP (CLASS A) ....................            378
         4,400         * PERSONNEL GROUP OF AMERICA, INC .................             45
         6,700         * PERVASIVE SOFTWARE, INC .........................            113
           600         * PHOENIX TECHNOLOGIES LTD ........................              9
         2,400        #* PHYSICIAN COMPUTER NETWORK, INC .................              0
        15,955         * POLICY MANAGEMENT SYSTEMS CORP ..................            408
         5,200         * PORTAL SOFTWARE, INC ............................            535
         9,600         * PREVIEW TRAVEL, INC .............................            500
        20,000         * PRICELINE.COM, INC ..............................            948
        31,572        #* PROCURENET, INC .................................              5
        12,900         * PRODIGY COMMUNICATIONS CORP .....................            250
        13,550         * PROGRESS SOFTWARE CORP ..........................            769
         5,200         * PROJECT SOFTWARE & DEVELOPMENT, INC .............            289
         6,800         * PROTECTION ONE, INC .............................             13
         6,300         * PROXICOM, INC ...................................            783
        14,400         * PROXYMED, INC ...................................            140
        29,918         * PSINET, INC .....................................          1,847
         9,100         * QRS CORP ........................................            956
        15,300         * QUADRAMED CORP ..................................            133
         4,500         * RADIANT SYSTEMS, INC ............................            181
         3,400         * RADISYS CORP ....................................            173
           160         * RAMTRON INTERNATIONAL CORP ......................              1
        13,300         * RARE MEDIUM GROUP, INC ..........................            562
        51,329         * RATIONAL SOFTWARE CORP ..........................          2,522
         2,800         * RAZORFISH, INC ..................................            266
        20,100         * REALNETWORKS, INC ...............................          2,418
         1,800         * REDBACK NETWORKS, INC ...........................            320
        12,980         * REMEDY CORP .....................................            615
        17,700         * RENT WAY, INC ...................................            331
        21,100         * RENT-A-CENTER, INC ..............................            418
        47,342         * ROBERT HALF INTERNATIONAL, INC ..................          1,352
        13,542           ROLLINS, INC ....................................            203
        22,586         * ROMAC INTERNATIONAL, INC ........................            303
        20,800         * RSA SECURITY, INC ...............................          1,612
         3,800         * RWD TECHNOLOGIES, INC ...........................             39
        16,484         * SABRE HOLDINGS CORP .............................            845
        14,700         * SAGA SYSTEMS, INC ...............................            293
        12,300         * SAGENT TECHNOLOGY, INC ..........................            368
         6,200         * SANCHEZ COMPUTER ASSOCIATES, INC ................            255
        14,600         * SANTA CRUZ OPERATION, INC .......................            443
        17,600         * SAPIENT CORP ....................................          2,481
         5,800         * SCIENT CORP .....................................            501
        10,300           SEI INVESTMENT CO ...............................          1,226
         8,200         * SERENA SOFTWARE, INC ............................            254
        18,707           SHARED MEDICAL SYSTEMS CORP .....................            953
       612,296         * SIEBEL SYSTEMS, INC .............................         51,433
           500         * SILKNET SOFTWARE, INC ...........................             83
        40,053         * SITEL CORP ......................................            280
        37,300         * SNYDER COMMUNICATIONS, INC ......................            718
         6,900         * SOFTNET SYSTEMS, INC ............................            173
        15,400           SOTHEBYS HOLDINGS, INC (CLASS A) ................            462
         5,700         * SOURCE MEDIA, INC ...............................            105
         8,000         * SPORTSLINE.COM ..................................            401
            50         * SPR, INC ........................................              0
         2,500         * SPSS, INC .......................................             63
         7,600         * SPYGLASS, INC ...................................            288
         9,500         * SS&C TECHNOLOGIES, INC ..........................             62
         7,500         * STARMEDIA NETWORK, INC ..........................            300
         2,200         * STARTEK, INC ....................................             80
        45,800         * STERLING COMMERCE, INC ..........................          1,560
        14,743         * STERLING SOFTWARE, INC ..........................            464
        15,940         * STRUCTURAL DYNAMICS RESEARCH CORP ...............            203
     1,471,420         * SUN MICROSYSTEMS, INC ...........................        113,943
        79,000         * SUNGARD DATA SYSTEMS, INC .......................          1,876
         3,100         * SUNQUEST INFORMATION SYSTEMS, INC ...............             42
         8,700         * SVI HOLDINGS, INC ...............................            104
        21,000         * SYBASE, INC .....................................            357
        11,200         * SYKES ENTERPRISES, INC ..........................            491
        28,743         * SYMANTEC CORP ...................................          1,685
        40,102         * SYNOPSYS, INC ...................................          2,677
        10,000         * SYNTEL, INC .....................................            162
        14,700         * SYSTEMS & COMPUTER TECHNOLOGY CORP ..............            239
           200         * TCSI CORP .......................................              1
        11,900         * TECHNOLOGY SOLUTIONS CO .........................            390
         9,000         * TELETECH HOLDINGS, INC ..........................            303
        15,700         * THEGLOBE.COM, INC ...............................            131
         6,000         * THESTREET.COM ...................................            115
        19,200         * THQ, INC ........................................            445
         5,800         * TICKETMASTER ONLINE-CITYSEARCH, INC .............            223
        14,700         * TMP WORLDWIDE, INC ..............................          2,087
        20,300           TOTAL SYSTEM SERVICES, INC ......................            331
        13,100         * TOWNE SERVICES, INC .............................             52
        15,020         * TRANSACTION SYSTEM ARCHITECTURE .................            421
        24,904           TRUE NORTH COMMUNICATIONS, INC ..................          1,113


                       SEE NOTES TO FINANCIAL STATEMENTS

70 o 1999 CREF Annual Report

          STATEMENT OF INVESTMENTS - Growth Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------

      SHARES                                                                   VALUE (000)
      ------                                                                   -----------
BUSINESS SERVICES--(Continued)
         8,800         * TSI INTERNATIONAL SOFTWARE LTD ..................    $       498
         9,100         * TYLER TECHNOLOGIES, INC .........................             50
         7,200         * UNIGRAPHICS SOLUTIONS, INC ......................            194
        26,659         * UNITED RENTALS, INC .............................            457
            90         * US INTERACTIVE, INC .............................              4
         6,600         * USINTERNETWORKING, INC ..........................            461
        49,150         * USWEB CORP ......................................          2,184
         4,279         * VA LINUX SYSTEMS, INC ...........................            884
        27,500         * VALASSIS COMMUNICATIONS, INC ....................          1,162
        42,400         * VERIO, INC ......................................          1,958
        47,600         * VERISIGN, INC ...................................          9,089
       679,000         * VERITAS SOFTWARE CORP ...........................         97,182
        21,400         * VERITY, INC .....................................            911
        20,300         * VERTICALNET, INC ................................          3,329
            20         * VIASOFT, INC ....................................              0
        14,200         * VIGNETTE CORP ...................................          2,315
        17,700         * VISIO CORP ......................................            841
         5,100         * WACKENHUT CORP SERIES A .........................             76
        14,400         * WAVE SYSTEMS CORP (CLASS A) .....................            172
         3,900         * WEBTRENDS CORP ..................................            316
        13,600         * WEST TELESERVICES CORP ..........................            332
           200         * WESTAFF, INC ....................................              2
        17,675         * WIND RIVER SYSTEMS, INC .........................            647
       197,549         * YAHOO, INC ......................................         85,477
       625,900           YOUNG & RUBICAM, INC ............................         44,282
         1,500         * ZIFF-DAVIS, INC-ZDNET ...........................             32
                                                                              -----------
                                                                                2,825,036
                                                                              -----------
CHEMICALS AND ALLIED PRODUCTS--10.37%
     1,229,942           ABBOTT LABORATORIES CO ..........................         44,662
         5,100         * ABGENIX, INC ....................................            676
            50         * ADVANCED TISSUE SCIENCE CO ......................              0
           600         * ALBANY MOLECULAR RESEARCH, INC ..................             18
         4,400         * ALGOS PHARMACEUTICALS CORP ......................             48
        11,900         * ALKERMES, INC ...................................            585
        80,900           ALLERGAN, INC ...................................          4,025
           200         * ALLIANCE PHARMACEUTICALS CORP ...................              1
        12,200           ALPHARMA, INC (CLASS A) .........................            375
        47,500         * ALZA CORP .......................................          1,645
     2,287,463           AMERICAN HOME PRODUCTS CORP .....................         90,212
       632,496         * AMGEN, INC ......................................         37,989
            50         * AMYLIN PHARMACEUTICALS, INC .....................              0
        14,700         * ANDRX CORP ......................................            622
         3,400         * ANESTA CORP .....................................             58
         7,900         * AVIRON, INC .....................................            125
       154,762           AVON PRODUCTS, INC ..............................          5,107
         2,400         * BARR LABORATORIES, INC ..........................             75
        22,000         * BIO-TECHNOLOGY GENERAL CORP .....................            336
        95,000         * BIOGEN, INC .....................................          8,028
         2,800         * BIOMATRIX, INC ..................................             54
            10         * BIOVAIL CORP INTERNATIONAL ......................              1
     2,176,946           BRISTOL MYERS SQUIBB CO .........................        139,733
         8,000           CABOT CORP ......................................            163
       110,906         * CAREMARK RX, INC ................................            561
             9         * CELL GENESYS, INC ...............................              0
        11,017         * CELL PATHWAYS, INC ..............................            102
        17,400         * CEPHALON, INC ...................................            601
         2,600         * CHATTEM, INC ....................................             49
        17,200         * CHIREX, INC .....................................            252
        30,816         * CHIRON CORP .....................................          1,306
        15,200           CHURCH & DWIGHT CO, INC .........................            406
        48,052           CK WITCO CORP ...................................            643
       141,610           CLOROX CO .......................................          7,134
       360,804           COLGATE PALMOLIVE CO ............................         23,452
         7,200         * COLUMBIA LABORATORIES, INC ......................             54
        19,700         * COR THERAPEUTICS, INC ...........................            529
        12,400         * CORIXA CORP .....................................            211
        11,000         * COULTER PHARMACEUTICAL, INC .....................            250
           280         * CREATIVE BIOMOLECULES, INC ......................              1
            95         * CRESCENDO PHARMACEUTICALS CORP ..................              2
         9,100         * CYGNUS, INC .....................................            166
         4,300           DIAGNOSTIC PRODUCTS CORP ........................            105
        52,900           DIAL CORP .......................................          1,286
        75,920           DU PONT (E.I.) DE NEMOURS & CO ..................          5,001
        10,150         * DURA PHARMACEUTICALS, INC .......................            141
         6,500         * DURAMED PHARMACEUTICALS, INC ....................             46
        52,801           ECOLAB, INC .....................................          2,066
     1,683,200         * ELAN CORP PLC ADR ...............................         49,654
        19,500         * ENZON, INC ......................................            846
           200         * EPITOPE, INC ....................................              1
        24,332           FERRO CORP ......................................            535
        47,700         * FOREST LABORATORIES, INC ........................          2,931
           100         * FRENCH FRAGRANCES, INC ..........................              1
         5,416           FULLER (H.B.) CO ................................            303
         6,000         * GELTEX PHARMACEUTICALS, INC .....................             77
        21,900         * GENZYME CORP (GENERAL DIVISION) .................            986
            24         * GENZYME CORP (TISSUE REPAIR DIVISION) ...........              0
            35         * GENZYME SURGICAL PRODUCTS .......................              0
         3,900           GEORGIA GULF CORP ...............................            119
        25,083         * GILEAD SCIENCES, INC ............................          1,358
        44,000         * GRACE W.R. & CO .................................            611
     1,392,100        +* GUILFORD PHARMACEUTICALS, INC ...................         23,666
        13,800         * HEMISPHERX BIOPHARMA, INC .......................            137
        13,400         * HUMAN GENOME SCIENCES, INC ......................          2,045
        42,203           ICN PHARMACEUTICALS, INC ........................          1,068
        30,600         * ICOS CORP .......................................            895
        24,000         * IDEC PHARMACEUTICALS CORP .......................          2,358
        16,300         * IDEXX LABORATORIES, INC .........................            263
         2,700         * IGEN INTERNATIONAL, INC .........................             80
            30           IMC GLOBAL, INC .................................              0
         2,233         * IMC GLOBAL, INC WTS 12/22/00 ....................              0
        15,600         * IMCLONE SYSTEMS, INC ............................            618
        46,500         * IMMUNEX CORP ....................................          5,092
         5,800         * INHALE THERAPEUTIC SYSTEMS ......................            247
         3,000         * INVITROGEN CORP .................................            180
        15,520         * ISIS PHARMACEUTICALS, INC .......................             97
        31,233         * IVAX CORP .......................................            804
     1,060,922           JOHNSON & JOHNSON CO ............................         98,798
        18,050           JONES PHARMACEUTICALS, INC ......................            784
        11,850         * KING PHARMACEUTICALS, INC .......................            664
         5,750         * KV PHARMACEUTICALS CO (CLASS B) .................            123
        58,954           LAUDER (ESTEE) CO (CLASS A) .....................          2,973
        20,340         * LIGAND PHARMACEUTICALS CO (CLASS A) .............            262
     1,554,362           LILLY (ELI) & CO ................................        103,365
         4,719           LILLY INDUSTRIES, INC (CLASS A) .................             63
        23,000         * LIPOSOME CO, INC ................................            281
            66           LYONDELL CHEMICAL CO ............................              1
         3,100           MACDERMID, INC ..................................            127
         8,200         * MACROCHEM CORP (DELAWARE) .......................             34
            50         * MATRIX PHARMACEUTICALS, INC .....................              0
         8,100         * MEDCO RESEARCH, INC .............................            244
        14,800         * MEDICIS PHARMACEUTICALS CORP (CLASS A) ..........            630
        32,075         * MEDIMMUNE, INC ..................................          5,320
     3,703,715       (0) MERCK & CO, INC .................................        248,380
        21,500         * MILLENNIUM PHARMACEUTICALS, INC .................          2,623
       393,763           MONSANTO CO .....................................         14,028
        59,229           MYLAN LABORATORIES, INC .........................          1,492
        11,600           NATURES SUNSHINE PRODUCTS, INC ..................             93
           800           NL INDUSTRIES, INC ..............................             12
            80         * NOVEN PHARMACEUTICALS, INC ......................              1
        14,000         * ORGANOGENESIS, INC ..............................            122
         5,700         * PATHOGENESIS CORP ...............................            122


                       SEE NOTES TO FINANCIAL STATEMENTS


                                                    1999 CREF Annual Report o 71

          STATEMENT OF INVESTMENTS - Growth Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------

      SHARES                                                                   VALUE (000)
      ------                                                                   -----------
CHEMICALS AND ALLIED PRODUCTS--(Continued)
     3,051,578           PFIZER, INC .....................................    $    98,986
        13,900         * PHARMACEUTICAL RESOURCES, INC ...................             69
         6,400         * PHARMACYCLICS, INC ..............................            264
     1,069,798           PROCTER & GAMBLE CO .............................        117,210
         6,100         * PROTEIN DESIGN LABORATORIES, INC ................            427
           100         * REGENERON PHARMACEUTICALS, INC ..................              1
        13,400         * REVLON, INC (CLASS A) ...........................            106
        17,300         * REXALL SUNDOWN, INC .............................            178
            30           ROHM & HAAS CO ..................................              1
            62           RPM, INC ........................................              1
         8,000         * SAFESCIENCE, INC ................................             93
         6,300         * SANGSTAT MEDICAL CORP ...........................            187
         7,000         * SCHEIN PHARMACEUTICAL, INC ......................             85
     3,246,832           SCHERING-PLOUGH CORP ............................        136,976
        16,800         * SCOTTS CO (CLASS A) .............................            676
        18,800         * SEPRACOR, INC ...................................          1,865
            50         * SEROLOGICALS CORP ...............................              0
        11,493         * SHIRE PHARMACEUTICALS CORP ......................            335
         3,078         * SICOR, INC ......................................             24
        15,200         * SUPERGEN, INC ...................................            447
         9,700         * TECHNE CORP .....................................            534
        13,200         * THERAGENICS CORP ................................            120
        14,000         * TRANSKARYOTIC THERAPIES, INC ....................            539
        23,100         * TRIANGLE PHARMACEUTICALS, INC ...................            296
        11,800           VALSPAR CORP ....................................            494
        19,766         * VENTIV HEALTH, INC ..............................            182
         2,540         * VERTEX PHARMACEUTICALS, INC .....................             89
         9,400         * VICAL, INC ......................................            281
     1,110,624           WARNER-LAMBERT CO ...............................         91,002
        50,400         * WATSON PHARMACEUTICALS, INC .....................          1,805
           300           WEST PHARMACEUTICAL SERVICES ....................              9
            38         * ZILA, INC .......................................              0
                                                                              -----------
                                                                                1,407,698
                                                                              -----------
COMMUNICATIONS--14.33%
         5,300         * ADELPHIA BUSINESS SOLUTIONS, INC ................            254
        28,100         * ADELPHIA COMMUNICATIONS CORP (CLASS A) ..........          1,844
           700         * ADVANCED COMMUNICATIONS GROUP ...................             10
        25,900         * ADVANCED RADIO TELECOM CORP .....................            622
         9,800         * AERIAL COMMUNICATIONS, INC ......................            597
        39,100         * ALLEGIANCE TELECOM, INC .........................          3,607
        60,595           ALLTEL CORP .....................................          5,010
         4,000         * AMERICAN MOBILE SATELLITE CORP ..................             84
     2,312,400         * AMFM, INC .......................................        180,945
            66         * ARCH COMMUNICATIONS GROUP, INC ..................              0
           345         * ARCH COMMUNICATIONS GROUP, INC WTS 09/01/03 .....              0
            50         * ASSOCIATED GROUP, INC (CLASS A) .................              5
            50         * ASSOCIATED GROUP, INC (CLASS B) .................              5
     1,657,252           AT & T CORP .....................................         84,106
     3,252,287         * AT & T CORP-LIBERTY MEDIA GROUP (CLASS A) .......        184,567
        93,749           BROADWING, INC ..................................          3,457
        53,096         * CABLEVISION SYSTEMS CORP (CLASS A) ..............          4,009
        14,200         * CAPROCK COMMUNICATIONS CORP .....................            461
     3,526,916         * CBS CORP ........................................        225,502
         4,500           CFW COMMUNICATIONS CO ...........................            156
         9,600         * CITADEL COMMUNICATIONS CORP .....................            623
     1,632,224         * CLEAR CHANNEL COMMUNICATIONS, INC ...............        145,676
         5,000         * CLEAR CHANNEL COMMUNICATIONS, INC WTS 09/18/01 ..             80
         9,400         * COM 21, INC .....................................            211
        18,400           COMCAST CORP (CLASS A) ..........................            881
       440,766           COMCAST CORP (CLASS A) SPECIAL ..................         22,286
         1,500         * COMMNET CELLULAR, INC ...........................             48
         8,433         * COMMONWEALTH TELEPHONE ENTERPRISES ..............            446
        28,500         * CONCENTRIC NETWORK CORP .........................            878
        34,400         * COVAD COMMUNICATIONS GROUP ......................          1,924
        23,369         * COX COMMUNICATIONS, INC (CLASS A) ...............          1,204
         7,600         * COX RADIO, INC (CLASS A) ........................            758
         5,400         * CUMULUS MEDIA, INC ..............................            274
        20,200         * E.SPIRE COMMUNICATIONS, INC .....................            117
         3,900         * ELECTRIC LIGHTWAVE, INC (CLASS A) ...............             73
         7,400         * EMMIS COMMUNICATIONS (CLASS A) ..................            922
         9,000         * ENTERCOM COMMUNICATIONS CORP ....................            594
     1,619,000           ERICSSON TELEFON (LM) SERIES B ADR ..............        106,348
       102,800         * EXODUS COMMUNICATIONS, INC ......................          9,130
         3,300         * FLASHNET ........................................             20
        62,600         * FOX ENTERTAINMENT GROUP, INC ....................          1,561
            83         * GLOBAL CROSSING LTD .............................              4
       108,700         * GLOBAL TELESYSTEMS GROUP, INC ...................          3,764
        14,000         * HEARST-ARGYLE TELEVISION, INC ...................            373
        20,700         * HISPANIC BROADCASTING CORP ......................          1,909
        20,498         * ICG COMMUNICATIONS, INC .........................            384
         9,200         * IDT CORP ........................................            174
       188,225         * INFINITY BROADCASTING CORP (CLASS A) ............          6,811
        24,700         * INTERMEDIA COMMUNICATIONS, INC ..................            959
         2,000         * INTERNATIONAL FIBERCOM, INC .....................             16
        10,600         * INTRAWARE, INC ..................................            847
        21,800         * ITC DELTACOM, INC ...............................            602
         8,800         * JONES INTERCABLE, INC (CLASS A) .................            610
         9,900         * LAUNCH MEDIA, INC ...............................            187
         9,350         * LEAP WIRELESS INTERNATIONAL, INC ................            734
       165,300         * LEVEL 3 COMMUNICATIONS, INC .....................         13,534
        13,500         * LIBERTY DIGITAL, INC (CLASS A) ..................          1,002
     5,569,086           LUCENT TECHNOLOGIES, INC ........................        416,637
     4,518,838         * MCI WORLDCOM, INC ...............................        239,781
        61,900         * MCLEODUSA, INC (CLASS A) ........................          3,644
        78,364         * MEDIA ONE GROUP, INC ............................          6,019
        63,367         * METROMEDIA FIBER NETWORK (CLASS A) ..............          3,038
         9,300         * MGC COMMUNICATIONS, INC .........................            472
        10,000         * NETWORK EVENT THEATER, INC ......................            298
        43,110         * NEXT LEVEL COMMUNICATIONS, INC ..................          3,228
        98,800         * NEXTEL COMMUNICATIONS, INC (CLASS A) ............         10,189
        43,700         * NEXTLINK COMMUNICATIONS, INC ....................          3,630
         5,700           NORTH PITTSBURGH SYSTEMS, INC ...................             84
         3,500         * NORTHEAST OPTIC NETWORK, INC ....................            219
         3,200         * NORTHPOINT COMMUNICATIONS GROUP, INC ............             77
        65,275         * NTL, INC ........................................          8,143
       437,040         * OMNIPOINT CORP ..................................         52,718
            80         * PAC WEST TELECOMM, INC ..........................              2
         8,500         * PACIFIC GATEWAY EXCHANGE, INC ...................            145
       178,000         * PAGING NETWORK, INC .............................            145
        12,087         * PANAMSAT CORP ...................................            718
        22,600         * PAXSON COMMUNICATIONS CORP ......................            270
         4,900         * PEGASUS COMMUNICATIONS CORP .....................            479
        16,100         * POWERTEL, INC ...................................          1,616
        20,900         * PREMIERE TECHNOLOGIES, INC ......................            146
        14,600         * PRICE COMMUNICATIONS CORP .......................            406
        18,300         * PRIMUS TELECOMMUNICATIONS GROUP, INC ............            700
        78,536         * QWEST COMMUNICATIONS INTERNATIONAL, INC .........          3,377
           200         * RADIO ONE, INC ..................................             18
        23,900         * RCN CORP ........................................          1,159
        38,200         * RHYTHMS NETCONNECTIONS, INC .....................          1,184
         2,375         * SAGA COMMUNICATIONS, INC (CLASS A) ..............             48
     1,447,495           SBC COMMUNICATIONS, INC .........................         70,565
         1,500         * SINCLAIR BROADCASTING GROUP, INC (CLASS A ) .....             18
         8,700         * SIRIUS SATELLITE RADIO, INC .....................            387
            82         * SPECTRASITE HOLDINGS, INC .......................              1
        13,400         * SPRINT CORP (PCS GROUP) .........................          1,374
        16,300         * STAR TELECOMMUNICATIONS, INC ....................            129
        33,300         * TALK.COM, INC ...................................            591
            60         * TCI SATELLITE ENTERTAINMENT (CLASS A) ...........              1
        11,600         * TELIGENT, INC ...................................            716
         2,500         * TIME WARNER TELECOM, INC ........................            125


                       SEE NOTES TO FINANCIAL STATEMENTS

72 o 1999 CREF Annual Report

          STATEMENT OF INVESTMENTS - Growth Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------

      SHARES                                                                   VALUE (000)
      ------                                                                   -----------
COMMUNICATIONS--(Continued)
        24,800         * TV GUIDE, INC ...................................    $     1,066
         6,400         * U.S. CELLULAR CORP ..............................            646
         6,600         * U.S. LEC CORP (CLASS A) .........................            213
       143,300           U.S. WEST, INC ..................................         10,318
           967         * U.S.A. NETWORKS, INC ............................             53
         4,500           UNITED TELEVISION, INC ..........................            620
        30,900         * UNITEDGLOBALCOM, INC (CLASS A) ..................          2,182
        50,100         * UNIVISION COMMUNICATIONS, INC ...................          5,120
        24,392         * VIACOM, INC (CLASS A) ...........................          1,474
       121,108         * VIACOM, INC (CLASS B) ...........................          7,319
       847,690         * VIATEL, INC .....................................         45,457
        33,800         * VOICESTREAM WIRELESS CORP .......................          4,810
        24,495         * WAVO CORP .......................................             95
        33,000         * WESTERN WIRELESS CORP (CLASS A) .................          2,203
       236,250         * WILLIAMS COMMUNICATIONS GROUP, INC ..............          6,836
        21,100         * WINSTAR COMMUNICATIONS, INC .....................          1,588
         3,000         * WORLDGATE COMMUNICATIONS, INC ...................            143
        12,000         * WORLDPORT COMMUNICATIONS, INC ...................             25
         6,600         * YOUNG BROADCASTING, INC (CLASS A) ...............            337
                                                                              -----------
                                                                                1,944,207
                                                                              -----------
DEPOSITORY INSTITUTIONS--0.64%
         6,100           ALABAMA NATIONAL BANCORP ........................            115
             6           BANCFIRST CORP ..................................              0
         3,000           BANCFIRST OHIO CORP .............................             69
         3,700           BANK OF GRANITE CORP ............................             80
           515         * BOK FINANCIAL CORP ..............................             10
        13,760           BRENTON BANKS, INC ..............................            139
           315           BT FINANCIAL CORP ...............................              7
         1,700           CATHAY BANCORP, INC .............................             70
         8,767         * CENTENNIAL BANCORP ..............................             94
         1,400           CENTURY SOUTH BANKS, INC ........................             31
        19,237           CHITTENDEN CORP .................................            570
         7,634           CITIZENS BANKING CORP (MICHIGAN) ................            171
         5,666           CITY HOLDINGS CO ................................             79
           115         * COLUMBIA BANKING SYSTEM, INC ....................              2
           200         * COMMERCE BANCORP, INC ...........................              8
        22,000           COMMUNITY FIRST BANKSHARES, INC .................            347
       121,628         * CONCORD EFS, INC ................................          3,132
         4,585           CVB FINANCIAL CORP ..............................            106
         3,551           F & M NATIONAL CORP .............................             98
         6,300           FARMERS CAPITAL BANK CORP .......................            190
       110,665           FIFTH THIRD BANCORP .............................          8,120
        14,117           FIRST BANCORP (PUERTO RICO) .....................            293
        13,970           FIRST FINANCIAL BANCORP .........................            299
         1,600           FIRST FINANCIAL HOLDINGS, INC ...................             26
         2,000           FIRST SOURCE CORP ...............................             50
     1,595,204           FIRSTAR CORP ....................................         33,699
         3,500           FRONTIER FINANCIAL CORP .........................             70
         3,100           GREATER BAY BANCORP .............................            133
         7,900         * HAMILTON BANCORP, INC ...........................            140
             5           HARLEYSVILLE NATIONAL CORP ......................              0
         2,100           HARRIS FINANCIAL, INC ...........................             16
        46,935           HUDSON UNITED BANCORP ...........................          1,200
        25,745         * IMPERIAL BANCORP ................................            621
         2,200           IRWIN FINANCIAL CORP ............................             39
           100           JEFFERSON SAVINGS BANCORP, INC ..................              1
       445,470           MBNA CORP .......................................         12,139
        11,200           MERCHANTS NEW YORK BANCORP, INC .................            192
         2,400           MISSISSIPPI VALLEY BANCSHARES, INC ..............             65
         1,500           NATIONAL BANCORP OF ALASKA, INC .................             42
        24,700           NATIONAL COMMERCE BANCORP .......................            560
         8,085           NATIONAL PENN BANCSHARES, INC ...................            203
        11,700         * NETBANK, INC ....................................            216
        27,800           NORTHERN TRUST CORP .............................          1,473
         5,100           NORTHWEST BANCORP, INC ..........................             35
         4,100           ORIENTAL FINANCIAL GROUP ........................             90
        13,300           PACIFIC CAPITAL BANCORP .........................            409
         3,146           PARK NATIONAL CORP ..............................            302
         9,400           PREMIER BANCSHARES, INC .........................            128
         4,200           PROVIDENT BANKSHARES CORP .......................             73
        90,102           PROVIDIAN FINANCIAL CORP ........................          8,205
         3,950           QUEENS COUNTY BANCORP, INC ......................            107
            40           ROSLYN BANCORP, INC .............................              1
        12,700           S & T BANCORP, INC ..............................            294
        19,393         * S 1 CORP ........................................          1,515
         5,100           SANDY SPRING BANCORP, INC .......................            138
        38,615           SKY FINANCIAL GROUP, INC ........................            777
        14,600         * SOUTHWEST BANCORP OF TEXAS, INC .................            289
            20           SOVEREIGN BANCORP, INC ..........................              0
        53,783           STATE STREET CORP ...............................          3,930
            85           STATEN ISLAND BANCORP, INC ......................              2
         9,700           STERLING BANCSHARES, INC ........................            109
         1,250           STERLING FINANCIAL CORP .........................             39
        50,600           SYNOVUS FINANCIAL CORP ..........................          1,006
            38           TCF FINANCIAL CORP ..............................              1
        28,300         * TELEBANC FINANCIAL CORP .........................            736
         6,400           TEXAS REGIONAL BANCSHARES, INC (CLASS A) ........            186
        10,300           TRIANGLE BANCORP, INC ...........................            200
        12,600           TRUST CO OF NEW JERSEY ..........................            288
        24,314           TRUSTCO BANK CORP ...............................            322
         5,600           U.S. TRUST CORP .................................            449
         2,910           U.S.B. HOLDINGS CO, INC .........................             46
        16,902           UNITED BANKSHARES, INC ..........................            404
        25,150           W HOLDING CO, INC ...............................            261
         4,719           WEST COAST BANCORP (OREGON) .....................             64
         6,000           WESTAMERICA BANCORP .............................            168
        23,300           ZIONS BANCORP ...................................          1,379
                                                                              -----------
                                                                                   86,868
                                                                              -----------
EATING AND DRINKING PLACES--0.20%
        23,440           APPLEBEES INTERNATIONAL, INC ....................            691
           100           AVADO BRANDS, INC ...............................              0
            50        x* BOSTON CHICKEN, INC .............................              0
            20           CBRL GROUP, INC .................................              0
        26,833         * CEC ENTERTAINMENT, INC ..........................            761
         3,700           CKE RESTAURANTS, INC ............................             22
        11,838         * CONSOLIDATED PRODUCTS, INC ......................            120
         5,300         * DAVE & BUSTERS, INC .............................             43
           300         * EINSTEIN/NOAH BAGEL CORP ........................              0
         5,800         * FINE HOST CORP ..................................              2
         6,500         * IHOP CORP (NEW) .................................            108
        42,504         * JACK IN THE BOX, INC ............................            879
           189         * LANDRYS SEAFOOD RESTAURANTS, INC ................              2
            50         * LONE STAR STEAKHOUSE & SALOON, INC ..............              0
        68,600           MARRIOTT INTERNATIONAL (CLASS A) ................          2,165
       400,612           MCDONALD'S CORP .................................         16,150
         4,700           MORRISON MANAGEMENT SPECIALISTS, INC ............            101
         5,100         * NPC INTERNATIONAL, INC ..........................             40
         1,500         * O CHARLEYS, INC .................................             20
        27,900         * OUTBACK STEAKHOUSE, INC .........................            724
         9,800         * P F CHANGS CHINA BISTRO, INC ....................            244
        13,330         * PAPA JOHNS INTERNATIONAL, INC ...................            347
        33,900         * RUBY TUESDAY, INC ...............................            617
         1,669           SODEXHO MARRIOTT SERVICES, INC ..................             22
        21,250         * SONIC CORP ......................................            606
         9,500         * THE CHEESECAKE FACTORY CO .......................            333
        51,415         * TRICON GLOBAL RESTAURANTS, INC ..................          1,986
         6,600         * U.S. FOODSERVICE, INC ...........................            111
        26,800           VIAD CORP .......................................            747
                                                                              -----------
                                                                                   26,841
                                                                              -----------
EDUCATIONAL SERVICES--0.02%
        36,638         * APOLLO GROUP, INC (CLASS A) .....................            735


                       SEE NOTES TO FINANCIAL STATEMENTS


                                                    1999 CREF Annual Report o 73

          STATEMENT OF INVESTMENTS - Growth Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------

      SHARES                                                                   VALUE (000)
      ------                                                                   -----------
EDUCATIONAL SERVICES--(Continued)
         2,400         * CAREER EDUCATION CORP ...........................    $        92
           284         * COMPUTER LEARNING CENTERS, INC ..................              1
           500         * CORINTHIAN COLLEGES, INC ........................             12
        22,452         * DEVRY, INC ......................................            418
        24,400         * EDUCATION MANAGEMENT CORP .......................            342
           300         * EDUTREK INTERNATIONAL, INC (CLASS A) ............              0
         2,700         * ITT EDUCATIONAL SERVICES, INC ...................             42
         5,300         * LEARNING TREE INTERNATIONAL, INC ................            148
         2,700           STRAYER EDUCATION, INC ..........................             53
        21,175         * SYLVAN LEARNING SYSTEMS, INC ....................            275
                                                                              -----------
                                                                                    2,118
                                                                              -----------
  ELECTRIC, GAS, AND SANITARY SERVICES--0.16%
        86,468         * AES CORP ........................................          6,463
        80,730         * ALLIED WASTE INDUSTRIES, INC ....................            711
         8,300           BLACK HILLS CORP ................................            184
        23,200         * CALPINE CORP ....................................          1,485
         5,400         * CASELLA WASTE SYSTEMS, INC (CLASS A) ............            102
        12,964           DYNEGY, INC .....................................            315
         7,200        x* MOLTEN METAL TECHNOLOGY, INC ....................              0
        15,200         * NEWPARK RESOURCES, INC ..........................             93
           800           OTTER TAIL POWER CO .............................             30
         8,900         * REPUBLIC SERVICES, INC (CLASS A) ................            128
         2,200         * SOUTHERN UNION CO ...............................             42
         1,300         * STERICYCLE, INC .................................             24
           600         * WASTE CONNECTIONS, INC ..........................              9
         2,200         * WASTE INDUSTRIES, INC ...........................             25
       344,444           WASTE MANAGEMENT, INC ...........................          5,920
       193,430           WILLIAMS COS, INC ...............................          5,912
                                                                              -----------
                                                                                   21,443
                                                                              -----------
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--16.62%
         8,200         * AAVID THERMAL TECHNOLOGIES, INC .................            201
         6,020         * ACTEL CORP ......................................            144
        16,800         * ACTV, INC .......................................            768
         5,900         * ADAPTIVE BROADBAND CORP .........................            435
        86,160         * ADC TELECOMMUNICATIONS, INC .....................          6,252
        12,035         * ADTRAN, INC .....................................            619
         8,500         * ADVANCED ENERGY INDUSTRIES, INC .................            419
        41,850         * ADVANCED FIBRE COMMUNICATIONS ...................          1,870
           200         * ADVANCED LIGHTING TECHNOLOGIES, INC .............              1
        12,000         * AEROFLEX, INC ...................................            125
        12,700         * ALPHA INDUSTRIES, INC ...........................            728
       113,500         * ALTERA CORP .....................................          5,625
        51,500         * AMERICAN POWER CONVERSION CORP ..................          1,358
         6,200         * AMERICAN SUPERCONDUCTOR CORP ....................            174
     2,598,374         * AMERICAN TOWER SYSTEMS (CLASS A) ................         79,413
         8,400         * AMERICAN XTAL TECHNOLOGY, INC ...................            146
        24,900           AMETEK, INC .....................................            475
        72,000         * AMKOR TECHNOLOGY, INC ...........................          2,034
        13,900         * AMPEX CORP (CLASS A) ............................             76
        12,400         * AMPHENOL CORP (CLASS A) .........................            825
         8,700         * ANADIGICS, INC ..................................            411
     1,404,417         * ANALOG DEVICES, INC .............................        130,611
        16,600         * ANCOR COMMUNICATIONS, INC .......................          1,127
        21,675         * ANDREW CORP .....................................            410
        11,900         * ANTEC CORP ......................................            434
       299,200         * APPLIED MICRO CIRCUITS CORP .....................         38,073
         8,300         * ARGUSS HOLDINGS, INC ............................            108
        28,625         * ARTESYN TECHNOLOGIES, INC .......................            601
           100         * ARTISAN COMPONENTS, INC .........................              2
        16,600         * ASPECT COMMUNICATIONS CORP ......................            649
       877,900         * ATMEL CORP ......................................         25,953
            21        x* AXIOHM TRANSACTION SOLUTIONS, INC ...............              0
         6,000         * BENCHMARK ELECTRONICS, INC ......................            138
        19,900           BMC INDUSTRIES, INC .............................             97
        33,200         * BROADCOM CORP (CLASS A) .........................          9,043
         6,200         * BROOKTROUT, INC .................................            115
        31,025         * BURR BROWN CORP .................................          1,121
        10,403           C&D TECHNOLOGIES, INC ...........................            442
         7,300         * C-COR.NET CORP ..................................            559
         5,000         * CARRIER ACCESS CORP .............................            337
        10,200         * CATAPULT COMMUNICATIONS CORP ....................            101
        32,900         * CELLNET DATA SYSTEMS, INC .......................             37
     1,116,400         * CIENA CORP ......................................         64,193
        27,733         * COMMSCOPE, INC ..................................          1,118
        41,411         * COMVERSE TECHNOLOGY, INC ........................          5,994
        99,500         * CONEXANT SYSTEMS, INC ...........................          6,604
         1,000         * COPPER MOUNTAIN NETWORKS, INC ...................             49
        13,200         * CREE RESEARCH, INC ..............................          1,127
        17,200           CTS CORP ........................................          1,296
        32,700         * CYPRESS SEMICONDUCTOR CORP ......................          1,059
        17,500           DALLAS SEMICONDUCTOR CORP .......................          1,128
        29,900         * DIGITAL MICROWAVE CORP ..........................            701
        21,300         * DII GROUP, INC ..................................          1,512
        16,300         * E-TEK DYNAMICS, INC .............................          2,194
        25,000         * ECHOSTAR COMMUNICATIONS CORP (CLASS A) ..........          2,438
           300         * EIS INTERNATIONAL, INC ..........................              2
         5,000         * ELECTRO SCIENTIFIC INDUSTRIES, INC ..............            365
         3,900         * EMCORE CORP .....................................            133
            50         * ENERGY CONVERSION DEVICES, INC ..................              0
         2,100         * ESHARE TECHNOLOGIES, INC ........................             36
        23,100         * EXECUTONE INFORMATION SYSTEMS, INC ..............            126
        28,782         * FINISAR CORP ....................................          2,587
           600         * FIREARMS TRAINING SYSTEMS, INC ..................              0
           700           FRANKLIN ELECTRIC CO, INC .......................             49
     4,356,669           GENERAL ELECTRIC CO .............................        674,195
        73,744         * GENERAL INSTRUMENT CORP .........................          6,268
         1,400         * GENERAL SEMICONDUCTOR, INC ......................             20
         9,900        x* GEOTEK COMMUNICATIONS, INC ......................              0
            50         * GLENAYRE TECHNOLOGIES, INC ......................              1
         7,200         * GLOBIX CORP .....................................            432
         1,000         * HADCO CORP ......................................             51
         4,800           HARMON INDUSTRIES, INC ..........................             58
        15,130         * HARMONIC LIGHTWAVES, INC ........................          1,436
        12,700           HELIX TECHNOLOGY CORP ...........................            569
         1,100         * HI / FN, INC ....................................             43
           400         * HMT TECHNOLOGY CORP .............................              2
         6,700         * HUTCHINSON TECHNOLOGY, INC ......................            142
           500         * INET TECHNOLOGIES, INC ..........................             35
         3,000           INNOVEX, INC ....................................             28
     6,279,461           INTEL CORP ......................................        516,878
        16,500           INTER-TEL, INC ..................................            413
        29,186         * INTERDIGITAL COMMUNICATIONS CORP ................          2,189
         6,200         * INTERNATIONAL RECTIFIER CORP ....................            161
        23,300         * INTERVOICE-BRITE, INC ...........................            542
         4,100         * IPC COMMUNICATIONS, INC .........................            291
         1,800         * ITI TECHNOLOGIES, INC ...........................             54
        27,732         * JABIL CIRCUIT, INC ..............................          2,024
       138,720         * JDS UNIPHASE CORP ...............................         22,377
         2,140         * KEMET CORP ......................................             96
        13,750         * KOMAG, INC ......................................             43
        19,200         * KOPIN CORP ......................................            806
        25,200         * L-3 COMMUNICATIONS HOLDINGS, INC ................          1,049
         8,600         * LASERSIGHT, INC .................................             86
        24,222         * LATTICE SEMICONDUCTOR CORP ......................          1,141
       164,000           LINEAR TECHNOLOGY CO ............................         11,736
        15,200         * LITTLEFUSE, INC .................................            369
         3,700           LSI INDUSTRIES, INC .............................             80
       906,300         * LSI LOGIC CORP ..................................         61,175
            78         * MAGNETEK, INC ...................................              1
           200         * MAKER COMMUNICATIONS, INC .......................              9
       166,600         * MAXIM INTEGRATED PRODUCTS .......................          7,861
           800         * MAXWELL TECHNOLOGIES, INC .......................              8
        42,800           MAYTAG CO .......................................          2,054
        19,800           METHODE ELECTRONICS, INC (CLASS A) ..............            636


                       SEE NOTES TO FINANCIAL STATEMENTS

74 o 1999 CREF Annual Report

          STATEMENT OF INVESTMENTS - Growth Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------

      SHARES                                                                   VALUE (000)
      ------                                                                   -----------
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--(Continued)
         7,600         * METRICOM, INC ...................................    $       598
        21,100         * MICREL, INC .....................................          1,201
           100         * MICRO LINEAR CORP ...............................              1
        34,670         * MICROCHIP TECHNOLOGY, INC .......................          2,373
        23,400         * MICRON TECHNOLOGY, INC ..........................          1,819
        17,200         * MMC NETWORKS, INC ...............................            591
        14,432           MOLEX, INC ......................................            818
       115,683           MOTOROLA, INC ...................................         17,034
            31         * NATIONAL SEMICONDUCTOR CORP .....................              1
         7,940         * NEOMAGIC CORP ...................................             87
       454,000         * NOKIA OYJ ADR ...................................         86,260
        13,600         * NVIDIA CORP .....................................            638
         8,800         * OAK INDUSTRIES, INC .............................            934
           200         * OAK TECHNOLOGY, INC .............................              2
         2,475         * OIS OPTICAL IMAGING SYSTEMS, INC ................              0
        18,200         * P-COM, INC ......................................            161
        35,550         * PAIRGAIN TECHNOLOGIES, INC ......................            504
             4           PARK ELECTROCHEMICAL CORP .......................              0
         9,000         * PARKERVISION, INC ...............................            277
         7,400         * PHOTRONICS, INC .................................            212
        17,100           PITTWAY CORP (CLASS A) ..........................            766
        13,100         * PLANTRONICS, INC ................................            937
        14,500         * PLEXUS CORP .....................................            638
        12,900         * PLX TECHNOLOGY, INC .............................            244
        39,700         * PMC-SIERRA, INC .................................          6,364
        15,700         * POLYCOM, INC ....................................          1,000
        16,200         * POWER INTEGRATIONS, INC .........................            777
         4,800         * POWER-ONE, INC ..................................            220
        11,000         * POWERWAVE TECHNOLOGIES, INC .....................            642
        23,500         * QLOGIC CORP .....................................          3,757
       353,800         * QUALCOMM, INC ...................................         62,313
         9,266         * RAMBUS, INC .....................................            625
        18,500         * RAYOVAC CORP ....................................            349
        15,380         * READ RITE CORP ..................................             73
            31         * RECOTON CORP ....................................              0
        34,400         * RF MICRO DEVICES, INC ...........................          2,354
        23,250         * S3, INC .........................................            269
         9,950         * SALTON, INC .....................................            333
        34,854         * SANMINA CORP ....................................          3,481
        17,400         * SAWTEK, INC .....................................          1,158
        26,400         * SCI SYSTEMS, INC ................................          2,170
        40,000           SCIENTIFIC-ATLANTA, INC .........................          2,225
         5,600         * SCM MICROSYSTEMS, INC ...........................            358
        13,800         * SDL, INC ........................................          3,008
        22,200         * SEMTECH CORP ....................................          1,157
         9,700         * SENSORMATIC ELECTRONICS CORP ....................            169
         1,600         * SILICONIX, INC ..................................            210
         6,400         * SIPEX CORP ......................................            157
         9,400         * SLI, INC ........................................            127
       806,104         * SOLECTRON CORP ..................................         76,681
        17,052         * SYCAMORE NETWORKS, INC ..........................          5,252
            20         * SYMMETRICOM, INC ................................              0
        11,400           TECHNITROL, INC .................................            507
        17,000         * TEKELEC .........................................            383
       210,076         * TELLABS, INC ....................................         13,484
            50         * TELTREND, INC ...................................              2
        10,400         * TERAYON COMMUNICATION SYSTEMS, INC ..............            653
     1,722,933           TEXAS INSTRUMENTS, INC ..........................        166,909
        20,500         * TITAN CORP ......................................            966
        17,500         * TRANSWITCH CORP .................................          1,270
         7,400         * TRIQUINT SEMICONDUCTOR, INC .....................            823
         8,000         * TUT SYSTEMS, INC ................................            429
         7,700         * VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES, INC ..            262
        10,900         * VICOR CORP ......................................            441
            63         * VISHAY INTERTECHNOLOGY, INC .....................              2
        94,000         * VITESSE SEMICONDUCTOR CORP ......................          4,929
        20,300         * WEBLINK WIRELESS, INC ...........................            315
        10,000         * WESTELL TECHNOLOGIES, INC (CLASS A) .............            108
        35,000         * WORLD ACCESS, INC ...............................            674
     1,119,600         * XILINX, INC .....................................         50,907
        34,800         * ZENITH ELECTRONICS CORP .........................              0
         7,400         * ZIXIT CORP ......................................            293
            80         * ZOLTEK COS, INC .................................              1
         4,000         * ZOMAX, INC ......................................            181
                                                                              -----------
                                                                                2,254,991
                                                                              -----------
ENGINEERING AND MANAGEMENT SERVICES--0.09%
           100         * AGRITOPE, INC ...................................              0
         8,300         * AHL SERVICES, INC ...............................            173
           700         * CADUS PHARMACEUTICAL CORP .......................              0
        26,800         * CATALYTICA, INC .................................            363
         9,300         * CELGENE CORP ....................................            651
         3,100         * CHARLES RIVER ASSOCIATES ........................            104
        14,825         * CIRCLE.COM ......................................            183
         1,000         * CORPORATE EXECUTIVE BOARD CO ....................             56
        29,763         * COVANCE, INC ....................................            322
         1,600         * DATA TRANSMISSION NETWORK CORP ..................             28
         5,850         * DIAMOND TECHNOLOGY PARTNERS, INC (CLASS A) ......            503
         5,800         * ENTREMED, INC ...................................            149
        15,100         * F.Y.I., INC .....................................            513
        12,700         * FIRST CONSULTING GROUP, INC .....................            197
         2,900         * FLYCAST COMMUNICATIONS CORP .....................            377
        51,315           GARTNER GROUP, INC (CLASS A) ....................            783
        11,800         * INCYTE PHARMACEUTICALS, INC .....................            708
         3,200         * INSPIRE INSURANCE SOLUTIONS, INC ................             15
         2,400         * JACOBS ENGINEERING GROUP, INC ...................             78
         5,800           LANDAUER, INC ...................................            127
         6,700         * LASON, INC ......................................             74
         5,000         * MARKETING SERVICES GROUP ........................             84
        10,520         * MAXIMUS, INC ....................................            357
        28,450         * NAVIGANT CONSULTING CO ..........................            309
         3,000         * NEXTERA ENTERPRISES, INC ........................             39
         4,500         * NFO WORLDWIDE, INC ..............................            101
         5,300         * PAREXEL INTERNATIONAL CORP ......................             63
         2,218         * PHARMACEUTICAL PRODUCT DEVELOPMENT ..............             26
         3,100         * PROBUSINESS SERVICES, INC .......................            112
        13,850         * PROFIT RECOVERY GROUP INTERNATIONAL .............            368
        63,152         * QUINTILES TRANSNATIONAL CORP ....................          1,180
         6,800         * RENAISSANCE WORLDWIDE, INC ......................             50
       150,666           SERVICEMASTER CO ................................          1,855
        23,200         * STAFF LEASING, INC ..............................            220
         1,000         * SUPERIOR CONSULTANT HOLDINGS CORP ...............             14
         5,400           TEJON RANCH CO ..................................            128
        10,100         * TETRA TECH, INC .................................            155
         2,400         * URS CORP ........................................             52
        12,600         * VALENCE TECHNOLOGY, INC .........................            239
         9,700         * WACKENHUT CORRECTIONS CORP ......................            113
        20,600         * WHITTMAN HART, INC ..............................          1,105
         6,100         * XCEED, INC ......................................            253
                                                                              -----------
                                                                                   12,227
                                                                              -----------
FABRICATED METAL PRODUCTS--0.21%
        14,073           CHART INDUSTRIES, INC ...........................             56
       671,106           GILLETTE CO .....................................         27,641
        12,900         * METALS U.S.A., INC ..............................            110
         4,520         * NCI BUILDING SYSTEMS, INC .......................             84
            18         * SHAW GROUP, INC .................................              0
         6,385         * SIMPSON MANUFACTURING CO, INC ...................            279
           900         * SPS TECHNOLOGIES, INC ...........................             29
        25,745         * TOWER AUTOMOTIVE, INC ...........................            397
         9,300         * U.S. CAN CORP ...................................            185
         1,400           VALMONT INDUSTRIES ..............................             22
                                                                              -----------
                                                                                   28,803
                                                                              -----------


                       SEE NOTES TO FINANCIAL STATEMENTS

                                                    1999 CREF Annual Report o 75

          STATEMENT OF INVESTMENTS - Growth Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------

      SHARES                                                                   VALUE (000)
      ------                                                                   -----------
FOOD AND KINDRED PRODUCTS--1.37%
         4,600         * AMERICAN ITALIAN PASTA CO (CLASS A) .............    $       141
        79,568           ANHEUSER BUSCH COS, INC .........................          5,639
         3,800         * BERINGER WINE ESTATES HOLDINGS, INC (CLASS B) ...            152
        94,545           BESTFOODS, INC ..................................          4,970
            38           BROWN FORMAN, INC (CLASS B) .....................              2
       103,156           CAMPBELL SOUP CO ................................          3,991
         5,700         * CANANDAIGUA BRANDS, INC (CLASS A) ...............            291
     1,781,108           COCA COLA CO ....................................        103,750
       155,658           COCA COLA ENTERPRISES, INC ......................          3,133
        18,100         * DEL MONTE FOODS CO ..............................            223
         5,000           DREYERS GRAND ICE CREAM, INC ....................             85
        17,356           EARTHGRAINS CO ..................................            280
        20,000           FLOWERS INDUSTRIES, INC .........................            319
        92,104           GENERAL MILLS, INC ..............................          3,293
         3,900         * HAIN FOOD GROUP, INC ............................             87
        61,867           HEINZ (H.J.) CO .................................          2,463
        13,200           HERSHEY FOODS CORP ..............................            627
        24,162         * INTERNATIONAL HOME FOODS, INC ...................            420
        22,700         * KEEBLER FOODS CO ................................            638
        65,103           KELLOGG CO ......................................          2,006
            50           LANCASTER COLONY CORP ...........................              2
        14,500           LANCE, INC ......................................            145
            50           NABISCO GROUP HOLDINGS ..........................              1
        78,400           PEPSI BOTTLING GROUP, INC .......................          1,299
       901,454           PEPSICO, INC ....................................         31,776
         7,300           PILGRIMS PRIDE CORP (CLASS B) ...................             61
        43,541           QUAKER OATS CO ..................................          2,857
        50,312           RALSTON PURINA CO ...............................          1,402
         3,300           RIVIANA FOODS, INC ..............................             59
       514,862           SARA LEE CORP ...................................         11,359
        23,900         * SMITHFIELD FOODS, INC ...........................            574
        12,477           TOOTSIE ROLL INDUSTRIES, INC ....................            411
         2,800         * TRIARC COS, INC .................................             51
        18,700           UNIVERSAL FOODS CORP ............................            381
         6,810         * VLASIC FOODS INTERNATIONAL, INC .................             39
        14,700           WHITMAN CORP ....................................            198
        28,285           WRIGLEY (WM) JR CO ..............................          2,346
                                                                              -----------
                                                                                  185,471
                                                                              -----------
FOOD STORES--0.68%
        26,700         * 7-ELEVEN, INC ...................................             48
        50,100           ALBERTSONS, INC .................................          1,616
            26           DELHAIZE AMERICA, INC (CLASS B) .................              1
         4,300         * GRAND UNION CO ..................................             44
            16           HANNAFORD BROTHERS, INC .........................              1
       507,880         * KROGER CO .......................................          9,586
     2,180,238         * SAFEWAY, INC ....................................         77,535
       106,700         * STARBUCKS CORP ..................................          2,587
        11,500         * WHOLE FOODS MARKET, INC .........................            533
        18,050         * WILD OATS MARKETS, INC ..........................            400
                                                                              -----------
                                                                                   92,351
                                                                              -----------
FURNITURE AND FIXTURES--0.39%
        22,300           ETHAN ALLEN INTERIORS, INC ......................            715
        39,790         * FURNITURE BRANDS INTERNATIONAL, INC .............            875
        17,500           HON INDUSTRIES, INC .............................            384
        10,200           LA-Z-BOY, INC ...................................            171
        38,800           MILLER (HERMAN), INC ............................            892
     1,734,800           NEWELL RUBBERMAID, INC ..........................         50,309
        14,000         * SELECT COMFORT CORP .............................             57
         3,410           VIRCO MANUFACTURING .............................             44
                                                                              -----------
                                                                                   53,447
                                                                              -----------
FURNITURE AND HOMEFURNISHINGS STORES--0.72%
        69,120         * BED BATH & BEYOND, INC ..........................          2,402
       102,900         * BEST BUY, INC ...................................          5,164
         9,177         * CDNOW, INC ......................................             91
        90,200           CIRCUIT CITY STORES-CIRCUIT CITY GROUP ..........          4,065
         3,200         * COMPUSA, INC ....................................             16
         4,100         * CREATIVE COMPUTERS, INC .........................             30
         5,700         * CYBERIAN OUTPOST, INC ...........................             57
         3,000         * ELECTRONICS BOUTIQUE HOLDINGS CORP ..............             54
         8,000         * GUITAR CENTER, INC ..............................             81
         9,400           HAVERTY FURNITURE COS, INC ......................            119
         7,200         * INTERTAN, INC ...................................            188
        19,100         * LINENS 'N THINGS, INC ...........................            566
        36,317         * MUSICLAND STORES CORP ...........................            306
        47,345           PIER 1 IMPORTS, INC .............................            302
         4,900         * RESTORATION HARDWARE, INC .......................             33
     1,698,016           TANDY CORP ......................................         83,521
        25,500         * TRANS WORLD ENTERTAINMENT CORP ..................            268
         3,800         * TWEETER HOME ENTERTAINMENT GROUP, INC ...........            135
        23,017         * WILLIAMS-SONOMA, INC ............................          1,059
                                                                              -----------
                                                                                   98,457
                                                                              -----------
GENERAL BUILDING CONTRACTORS--0.01%
        10,800         * BLOUNT INTERNATIONAL, INC .......................            172
         1,000           CENTEX CORP .....................................             25
         1,200         * CROSSMANN COMMUNITIES, INC ......................             19
        13,243           HORTON (D.R.), INC ..............................            183
            53           LENNAR CORP .....................................              1
         8,818         * NVR, INC ........................................            421
        22,998           STANDARD-PACIFIC CORP ...........................            253
        16,300         * TOLL BROTHERS, INC ..............................            304
                                                                              -----------
                                                                                    1,378
                                                                              -----------
GENERAL MERCHANDISE STORES--1.17%
        10,600         * 99 CENTS ONLY STORES ............................            405
         8,700         * AMES DEPARTMENT STORES, INC .....................            251
        13,800         * BJ'S WHOLESALE CLUB, INC ........................            504
        37,741           CASEYS GENERAL STORES, INC ......................            394
        33,300         * CONSOLIDATED STORES CORP ........................            541
        18,000         * COST PLUS, INC ..................................            641
       109,400         * COSTCO WHOLESALE CORP ...........................          9,983
       228,155           DAYTON HUDSON CORP ..............................         16,755
        94,225           DOLLAR GENERAL CORP .............................          2,144
        41,450         * DOLLAR TREE STORES, INC .........................          2,008
         7,200         * FACTORY 2-U STORES, INC .........................            204
        73,800           FAMILY DOLLAR STORES, INC .......................          1,204
            12         * FEDERATED DEPARTMENT STORES, INC ................              1
            30           HARCOURT GENERAL, INC ...........................              1
        95,151         * KOHLS CORP ......................................          6,869
         7,532         * NEIMAN MARCUS GROUP, INC (CLASS A) ..............            210
             9         * NEIMAN MARCUS GROUP, INC (CLASS B) ..............              0
        22,157         * SAKS, INC .......................................            345
         2,600         * TUESDAY MORNING CORP ............................             48
     1,675,520           WAL-MART STORES, INC ............................        115,820
                                                                              -----------
                                                                                  158,328
                                                                              -----------
HEALTH SERVICES--0.06%
         1,800         * ACCREDO HEALTH, INC .............................             55
         7,300         * ADVANCE PARADIGM, INC ...........................            157
         7,500         * ALTERRA HEALTHCARE CORP .........................             62
        57,720         * AMERICAN HOMEPATIENT, INC .......................             31
         1,100         * AMERICAN RETIREMENT CORP ........................              9
           700         * AMERIPATH, INC ..................................              6
         1,000         * APPLIED ANALYTICAL INDUSTRIES, INC ..............              9
        15,323         * CAREMATRIX CORP .................................             38
         3,800         * COVENTRY HEALTH CARE, INC .......................             26
        10,000         * ENZO BIOCHEMICAL, INC ...........................            451
        17,100         * EXPRESS SCRIPTS, INC ............................          1,094
         2,475        x* FPA MEDICAL MANAGEMENT, INC .....................              0
            76         * GENESIS HEALTH VENTURES, INC ....................              0
       123,000         * HEALTH MANAGEMENT ASSOCIATES, INC
                           (CLASS A) (NEW) ...............................          1,645
        20,273         * HEALTHSOUTH CORP ................................            109


                       SEE NOTES TO FINANCIAL STATEMENTS


76 o 1999 CREF Annual Report

          STATEMENT OF INVESTMENTS - Growth Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------

      SHARES                                                                   VALUE (000)
      ------                                                                   -----------
HEALTH SERVICES--(Continued)
        18,400           HOOPER HOLMES, INC ..............................    $       474
         2,500         * IMPATH, INC .....................................             64
             4         * LABORATORY CORP OF AMERICA HOLDINGS .............              0
         2,560         * LABORATORY CORP OF AMERICA HOLDINGS WTS 04/28/00               0
        11,900         * LASER VISION CENTERS, INC .......................            126
         2,853         * LCA-VISION, INC .................................             13
        16,704         * LIFEPOINT HOSPITALS, INC ........................            197
        23,980         * LINCARE HOLDINGS, INC ...........................            832
         7,500         * MANOR CARE, INC .................................            120
        14,100         * ORTHODONTIC CENTERS OF AMERICA, INC .............            168
         6,276         * PEDIATRIX MEDICAL GROUP, INC ....................             44
        43,050         * PHYCOR, INC .....................................             81
         1,639         * PHYSICIANS RESOURCE GROUP, INC ..................              1
         7,900         * PROVINCE HEALTHCARE CO ..........................            150
            90         * QUORUM HEALTH GROUP, INC ........................              1
        21,950         * RENAL CARE GROUP, INC ...........................            513
           100        x* SUN HEALTHCARE GROUP, INC .......................              0
        38,900         * TOTAL RENAL CARE HOLDINGS, INC ..................            260
        17,904         * TRIAD HOSPITALS, INC ............................            271
         6,900         * UNITED PAYORS & UNITED PROVIDERS, INC ...........            114
        11,100         * UNIVERSAL HEALTH SERVICES, INC ..................            400
        11,236         * US ONCOLOGY, INC ................................             55
           242        x* VENCOR, INC .....................................              0
                                                                              -----------
                                                                                    7,576
                                                                              -----------
HEAVY CONSTRUCTION, EXCEPT BUILDING--0.02%
        19,600         * DYCOM INDUSTRIES, INC ...........................            864
            11           FLUOR CORP ......................................              1
           900           GRANITE CONSTRUCTION, INC .......................             17
        18,200         * INSITUFORM TECHNOLOGIES, INC (CLASS A) ..........            514
        17,450         * MASTEC, INC .....................................            777
                                                                              -----------
                                                                                    2,173
                                                                              -----------
HOLDING AND OTHER INVESTMENT OFFICES--0.03%
         1,000         * ALEXANDERS, INC .................................             79
           500           ALEXANDRIA REAL ESTATE EQUITIES, INC ............             16
        25,200           BOSTON PROPERTIES, INC ..........................            784
         7,200           CHARLES E. SMITH RESIDENTIAL REALTY .............            255
         1,900           CHATEAU PROPERTIES, INC .........................             49
            99           CORNERSTONE PROPERTIES, INC .....................              1
        11,828           COUSINS PROPERTIES, INC .........................            401
         2,600           EAST WEST BANCORP, INC ..........................             30
            16           FEDERAL REALTY INVESTMENT TRUST .................              0
         2,100           GETTY REALTY HOLDINGS CORP ......................             23
            54           GREAT LAKES REIT, INC ...........................              1
         6,000           IMPERIAL CREDIT COMMERCIAL MORTGAGE
                          INVESTMENT CORP ................................             68
        20,700           MEDITRUST CORP PAIRED ...........................            114
         1,100           PENNSYLVANIA REAL ESTATE INVESTMENT TRUST .......             16
            13           POST PROPERTIES, INC ............................              0
            78           RECKSON ASSOCIATES REALTY CORP ..................              2
         2,800           SAUL CENTERS, INC ...............................             39
            64           SIMON PROPERTY GROUP, INC .......................              1
        38,487           STARWOOD FINANCIAL TRUST ........................            652
        11,300         * TELESCAN, INC ...................................            279
        14,600           TOWN & COUNTRY TRUST ............................            262
         1,900         * U.S. FRANCHISE SYSTEMS, INC (CLASS A) ...........              9
         6,427           WASHINGTON REAL ESTATE INVESTMENT TRUST .........             96
         9,797           WEINGARTEN REALTY INVESTORS, INC ................            381
                                                                              -----------
                                                                                    3,558
                                                                              -----------
HOTELS AND OTHER LODGING PLACES--0.03%
        27,178         * CHOICE HOTELS INTERNATIONAL, INC ................            465
        37,300         * EXTENDED STAY AMERICA, INC ......................            284
       102,559           HILTON HOTELS CORP ..............................            987
             2         * INTERSTATE HOTELS CORP ..........................              0
         7,931         * MGM GRAND, INC ..................................            399
        54,300           STARWOOD HOTELS & RESORTS WORLDWIDE .............          1,276
           136         * SUNBURST HOSPITALITY CORP .......................              1
         8,500         * SUNTERRA CORP ...................................             98
         2,500         * TRENDWEST RESORTS, INC ..........................             56
            62         * WYNDHAM INTERNATIONAL, INC ......................              0
                                                                              -----------
                                                                                    3,566
                                                                              -----------
INDUSTRIAL MACHINERY AND EQUIPMENT--14.63%
       141,727         * 3COM CORP .......................................          6,661
         5,400         * 3DFX INTERACTIVE, INC ...........................             53
         2,600         * A.S.V., INC .....................................             35
        45,200         * ADAPTEC, INC ....................................          2,254
        11,000         * ADVANCED DIGITAL INFORMATION CORP ...............            535
         1,530           ALLIED PRODUCTS CORP ............................              5
         9,200         * APEX, INC .......................................            297
         7,100         * APPLE COMPUTER, INC .............................            730
       232,500         * APPLIED MATERIALS, INC ..........................         29,455
        13,200           APPLIED POWER, INC (CLASS A) ....................            485
           900         * ASTEC INDUSTRIES, INC ...........................             17
         3,000         * ASYST TECHNOLOGIES, INC .........................            197
         9,200         * ATMI, INC .......................................            304
         7,300         * AUSPEX SYSTEMS, INC .............................             75
           702           BAKER HUGHES, INC ...............................             15
        14,764         * BELL & HOWELL CO ................................            470
        40,300           BLACK & DECKER CORP .............................          2,106
         7,840         * BLACK BOX CORP ..................................            525
        22,400         * C-CUBE MICROSYSTEMS, INC ........................          1,394
        22,200         * CABLETRON SYSTEMS, INC ..........................            577
         1,344         * CENTENNIAL TECHNOLOGIES, INC ....................             14
     5,601,115         * CISCO SYSTEMS, INC ..............................        600,019
         4,100           CMI CORP ........................................             29
         2,400           COLUMBUS MCKINNON CORP ..........................             24
       602,396           COMPAQ COMPUTER CORP ............................         16,302
        23,300         * CONCURRENT COMPUTER CORP ........................            435
        10,315         * COOPER CAMERON CORP .............................            505
         4,500         * CUNO, INC .......................................             93
         4,400         * CYBEX COMPUTER PRODUCTS CORP ....................            178
     4,312,312         * DELL COMPUTER CORP ..............................        219,928
        27,657           DONALDSON CO, INC ...............................            665
         1,000         * DRIL-QUIP, INC ..................................             30
         9,500         * EFAX.COM ........................................             69
           300         * ELECTROGLAS, INC ................................              8
     2,978,606         * EMC CORP ........................................        325,413
        19,100         * EMULEX CORP .....................................          2,149
         9,600         * ETEC SYSTEMS, INC ...............................            431
        14,700         * EXTREME NETWORKS, INC ...........................          1,227
         5,800           FEDDERS CORP ....................................             32
           100           FLOWSERVE CORP ..................................              2
        23,032         * FOUNDRY NETWORKS, INC ...........................          6,948
         3,000         * FSI INTERNATIONAL, INC ..........................             35
        92,900         * GATEWAY, INC ....................................          6,695
           700           GENERAL BINDING CORP ............................              8
        11,300         * GLOBAL IMAGING SYSTEMS, INC .....................            138
        14,073           GRACO, INC ......................................            505
       791,026           HEWLETT-PACKARD CO ..............................         90,128
         3,500           IDEX CORP .......................................            106
         7,400         * IN FOCUS SYSTEMS, INC ...........................            172
     1,117,100           INTERNATIONAL BUSINESS MACHINES CORP ............        120,647
       152,692         * IOMEGA CORP .....................................            515
        31,776           JLG INDUSTRIES, INC .............................            506
         5,800           KAYDON CORP .....................................            156
            52           KENNAMETAL, INC .................................              2
        11,100         * KRONOS, INC .....................................            666
           500         * KULICHE & SOFFA INDUSTRIES, INC .................             21
        17,000         * LAM RESEARCH CORP ...............................          1,897
        80,402         * LEXMARK INTERNATIONAL GROUP (CLASS A) ...........          7,276
         5,300           LINCOLN ELECTRIC HOLDINGS CO ....................            109


                       SEE NOTES TO FINANCIAL STATEMENTS


                                                    1999 CREF Annual Report o 77

          STATEMENT OF INVESTMENTS - Growth Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------

      SHARES                                                                   VALUE (000)
      ------                                                                   -----------
INDUSTRIAL MACHINERY AND EQUIPMENT--(Continued)
         4,700           LINDSAY MANUFACTURING CO ........................    $        86
        23,272           MANITOWOC, INC ..................................            791
        43,200         * MAXTOR CORP .....................................            313
        16,200         * MERCURY COMPUTER SYSTEMS, INC ...................            567
         7,700         * MICRON ELECTRONICS, INC .........................             86
        11,300         * MICROS SYSTEMS, INC .............................            836
         7,300         * MIPS TECHNOLOGIES, INC ..........................            380
        15,700         * MTI TECHNOLOGY CORP .............................            579
        21,050         * NATIONAL INSTRUMENTS CORP .......................            805
         1,600         * NETWORK EQUIPMENT TECHNOLOGIES, INC .............             19
         2,600           NORDSON CORP ....................................            125
       752,154         * NOVELLUS SYSTEMS, INC ...........................         92,162
       153,803           PITNEY BOWES, INC ...............................          7,431
         7,600         * PRESSTEK, INC ...................................            105
         9,700         * PRI AUTOMATION, INC .............................            651
         8,400         * PROXIM, INC .....................................            924
        24,800         * QUANTUM CORP-DLT & STORAGE SYSTEMS GROUP ........            375
        22,150         * QUANTUM CORP-HARD DISK DRIVE GROUP ..............            154
            53           ROBBINS & MYERS, INC ............................              1
        24,345           ROPER INDUSTRIES, INC ...........................            921
        11,800         * SANDISK CORP ....................................          1,136
        11,900           SAUER, INC ......................................            108
        41,279         * SEAGATE TECHNOLOGY, INC .........................          1,922
         4,900         * SILICON VALLEY GROUP, INC .......................             87
        11,000         * SMITH INTERNATIONAL, INC ........................            547
         8,500         * SPECIALTY EQUIPMENT COS, INC ....................            203
         3,600         * SPEEDFAM-IPEC, INC ..............................             47
         4,400           STANDEX INTERNATIONAL CORP ......................             92
        51,298           SYMBOL TECHNOLOGIES, INC ........................          3,261
         9,800           TENNANT CO ......................................            321
        10,900         * TEREX CORP ......................................            302
         5,900         * THERMO FIBERTEK, INC ............................             42
    10,568,225           TYCO INTERNATIONAL LTD ..........................        410,840
         9,000         * ULTRATECH STEPPER, INC ..........................            145
       180,700         * UNISYS CORP .....................................          5,771
        11,600         * VISUAL NETWORKS, INC ............................            919
         2,000           WATKINS-JOHNSON CO ..............................             80
        23,200         * WESTERN DIGITAL CORP ............................             97
        16,500         * XIRCOM, INC .....................................          1,238
            30           YORK INTERNATIONAL CORP .........................              1
        12,800         * ZEBRA TECHNOLOGY CORP ...........................            749
           270        #* ZEBRA TECHNOLOGY CORP (CLASS B) .................             16
                                                                              -----------
                                                                                1,985,508
                                                                              -----------
INSTRUMENTS AND RELATED PRODUCTS--1.35%
         3,500         * ACUSON CORP .....................................             44
        10,900         * AFFYMETRIX, INC .................................          1,850
        18,000         * ALARIS MEDICAL, INC .............................             34
         6,500         * ANACOMP, INC ....................................            118
         4,340           ARROW INTERNATIONAL, INC ........................            126
        13,250         * AVID TECHNOLOGIES, INC ..........................            173
        12,600           BAUSCH & LOMB, INC ..............................            862
        44,324           BAXTER INTERNATIONAL, INC .......................          2,784
           200         * BAXTER INTERNATIONAL, INC RTS ...................              0
        25,600           BECKMAN COULTER, INC ............................          1,302
       109,484           BECTON DICKINSON & CO ...........................          2,929
        57,400           BIOMET, INC .....................................          2,296
       160,900         * BOSTON SCIENTIFIC CORP ..........................          3,520
         5,600         * BRITESMILE, INC .................................             46
           400         * CHYRON CORP .....................................              1
         2,000         * CLOSURE MEDICAL CORP ............................             26
            20         * CNS, INC ........................................              0
        15,400         * COGNEX CORP .....................................            601
         2,400           COHU, INC .......................................             74
        10,800         * CONMED CORP .....................................            279
         7,500           COOPER COS, INC .................................            226
           297        x* CPX CORP ........................................              0
        12,600         * CREDENCE SYSTEMS CORP ...........................          1,090
        10,100         * CYBERONICS, INC .................................            161
        14,800         * CYMER, INC ......................................            681
        10,300         * CYTYC CORP ......................................            629
         4,300           DATASCOPE CORP ..................................            172
        19,000           DENTSPLY INTERNATIONAL, INC .....................            449
         9,200         * DIONEX CORP .....................................            379
            42         * DYNATECH CORP ...................................              0
         8,000         * ECLIPSE SURGICAL TECHNOLOGY, INC ................             59
        10,325         * FOSSIL, INC .....................................            239
            10           FRESENIUS MEDICAL CARE AG. ADR ..................              0
        11,522         * GENRAD, INC .....................................            186
         6,500         * GLIATECH, INC ...................................            108
       488,618         * GUIDANT CORP ....................................         22,965
         5,700         * HAEMONETICS CORP ................................            136
         4,800         * HANGER ORTHOPEDIC GROUP, INC ....................             48
         1,000           INVACARE CORP ...................................             20
        33,800         * KLA-TENCOR CORP .................................          3,764
        15,400         * LTX CORP ........................................            345
         6,500         * MECHANICAL TECHNOLOGY, INC ......................            151
        18,712         * MEDICAL MANAGER CORP ............................          1,576
     1,979,573           MEDTRONIC, INC ..................................         72,131
         7,100           MENTOR CORP .....................................            183
        33,509         * METTLER-TOLEDO INTERNATIONAL, INC ...............          1,280
        28,500           MILLIPORE CORP ..................................          1,101
         9,900         * MINIMED, INC ....................................            725
         3,600         * MKS INSTRUMENTS, INC ............................            130
         7,100         * MOLECULAR DEVICES CORP ..........................            369
         5,000           MOVADO GROUP, INC ...............................            109
        16,400         * NOVOSTE CORP ....................................            271
        16,600         * OCULAR SCIENCES, INC ............................            313
         8,000           OPTICAL COATING LABORATORIES, INC ...............          2,368
         2,700         * OSTEOTECH, INC ..................................             36
        62,800           PE CORP-PE BIOSYSTEMS GROUP .....................          7,556
         1,700         * PERKINELMER, INC ................................             71
        15,200         * PINNACLE SYSTEMS, INC ...........................            618
        14,500         * RESMED, INC .....................................            605
         8,400         * RESPIRONICS, INC ................................             67
            50         * ROBOTIC VISION SYSTEMS, INC .....................              0
        28,782         * RUDOLPH TECHNOLOGIES, INC .......................            964
         4,000         * SABRATEK CORP ...................................              0
        11,300         * SCOTT TECHNOLOGIES, INC .........................            213
            83         * SONOSITE, INC ...................................              3
        25,251         * ST. JUDE MEDICAL, INC ...........................            775
        31,000         * STERIS CORP .....................................            320
        39,789           STRYKER CORP ....................................          2,770
        20,500           SUMMIT TECHNOLOGY, INC ..........................            240
        16,200           SUNRISE TECHNOLOGY INTERNATIONAL, INC ...........            191
        54,200           SYBRON INTERNATIONAL CORP .......................          1,338
            33           TELEFLEX, INC ...................................              1
        94,200         * TERADYNE, INC ...................................          6,217
         4,400         * THERMO CARDIOSYSTEMS, INC .......................             29
        31,200         * THERMO ELECTRON CORP ............................            468
        10,800         * THERMO INSTRUMENT SYSTEMS, INC ..................            120
         1,000         * THERMO OPTEK CORP ...............................             11
        17,000         * TRIMBLE NAVIGATION LTD ..........................            368
           300         * UROMED CORP .....................................              0
         7,600         * VARIAN, INC .....................................            171
         5,000         * VEECO INSTRUMENTS, INC ..........................            234
         6,100         * VENTANA MEDICAL SYSTEMS, INC ....................            152
        37,400         * VISX, INC .......................................          1,935
         2,700           VITAL SIGNS, INC ................................             62
        38,900         * WATERS CORP .....................................          2,062
        17,200         * WESLEY JESSEN VISIONCARE, INC ...................            651
     1,117,038           XEROX CORP ......................................         25,343
                                                                              -----------
                                                                                  183,020


                       SEE NOTES TO FINANCIAL STATEMENTS


                                                    1999 CREF Annual Report o 77

          STATEMENT OF INVESTMENTS - Growth Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------

      SHARES                                                                   VALUE (000)
      ------                                                                   -----------
INSURANCE AGENTS, BROKERS AND SERVICE--0.01%
         2,000           BLANCH (E.W.) HOLDINGS, INC .....................    $       123
         4,800           BROWN & BROWN, INC ..............................            184
        23,804           CRAWFORD & CO (CLASS B) .........................            324
        14,204         * FIRST HEALTH GROUP CORP .........................            382
         5,500           GALLAGHER (ARTHUR J.) & CO ......................            356
         6,200           HILB, ROGAL & HAMILTON CO .......................            175
                                                                              -----------
                                                                                    1,544
                                                                              -----------
INSURANCE CARRIERS--0.76%
        36,674           AFLAC, INC ......................................          1,731
       101,216           AMERICAN INTERNATIONAL GROUP, INC ...............         10,944
     1,551,975           CITIGROUP, INC ..................................         86,232
           500           FOREMOST CORP OF AMERICA ........................             14
         1,500         * FPIC INSURANCE GROUP, INC .......................             25
           400           HARTFORD LIFE, INC (CLASS A) ....................             18
         6,900           HSB GROUP, INC ..................................            233
         3,400         * MID ATLANTIC MEDICAL SERVICES, INC ..............             28
        49,030         * OXFORD HEALTH PLANS, INC ........................            622
         5,888         * PACIFICARE HEALTH SYSTEMS, INC (CLASS A) ........            312
        11,100           PROGRESSIVE CORP ................................            812
            20           PROTECTIVE LIFE CORP ............................              1
         3,600         * PROVIDENT AMERICAN CORP .........................            127
        11,239           RADIAN GROUP, INC ...............................            537
         3,668           REINSURANCE GROUP OF AMERICA, INC ...............            102
         5,100         * TRIAD GUARANTY, INC .............................            116
         1,000         * UICI ............................................             11
        14,700           UNITED HEALTHCARE CORP ..........................            781
         5,800         * WELLPOINT HEALTH NETWORKS, INC ..................            382
                                                                              -----------
                                                                                  103,028
                                                                              -----------
LEATHER AND LEATHER PRODUCTS--0.00%
           100         * GLOBAL SPORTS, INC ..............................              1
         8,585         * SAMSONITE CORP ..................................             50
         6,500           STRIDE RITE CORP ................................             42
        10,100         * TIMBERLAND CO ...................................            534
         2,700           WOLVERINE WORLD WIDE, INC .......................             30
                                                                              -----------
                                                                                      657
                                                                              -----------
LEGAL SERVICES--0.00%
         7,100         * PREPAID LEGAL SERVICES, INC .....................            170
                                                                              -----------
LOCAL AND INTERURBAN PASSENGER TRANSIT--0.00%
         1,300         * CAREY INTERNATIONAL, INC ........................             32
                                                                              -----------
LUMBER AND WOOD PRODUCTS--0.01%
         1,100           AMERICAN WOODMARK CORP ..........................             27
        45,600         * CHAMPION ENTERPRISES, INC .......................            390
        45,760           CLAYTON HOMES, INC ..............................            420
         8,600         * PALM HARBOR HOMES, INC ..........................            155
                                                                              -----------
                                                                                      992
                                                                              -----------
METAL MINING--0.02%
        37,200         * BATTLE MOUNTAIN GOLD CO .........................             77
        53,104         * FREEPORT-MCMORAN COPPER & GOLD, INC
                          (CLASS A) ......................................            986
        70,950         * FREEPORT-MCMORAN COPPER & GOLD, INC
                          (CLASS B) ......................................          1,499
            90           NEWMONT MINING CORP .............................              2
        17,100         * STILLWATER MINING CO ............................            545
                                                                              -----------
                                                                                    3,109
                                                                              -----------
MISCELLANEOUS MANUFACTURING INDUSTRIES--0.03%
        20,860         * BLYTH INDUSTRIES, INC ...........................            512
        12,800           BRADY CORP (CLASS A) ............................            434
         7,000           CALLAWAY GOLF CO ................................            124
         4,700         * DIRECT FOCUS, INC ...............................            130
         6,400         * IDENTIX, INC ....................................             58
        18,800           INTERNATIONAL GAME TECHNOLOGY CO ................            382
         3,750         * JAKKS PACIFIC, INC ..............................             70
        30,381           JOSTENS, INC ....................................            739
            98         * LYDALL, INC .....................................              1
           368         * MARVEL ENTERPRISES WTS (CLASSA) 10/02/01 ........              0
           623         * MARVEL ENTERPRISES WTS (CLASS C) 10/02/02 .......              0
       103,273           MATTEL, INC .....................................          1,355
         5,500           ONEIDA LTD ......................................            120
         4,486         * STEINWAY MUSICAL INSTRUMENTS, INC ...............             91
         9,556         * WMS INDUSTRIES, INC .............................            125
                                                                              -----------
                                                                                    4,141
                                                                              -----------
MISCELLANEOUS RETAIL--0.73%
       694,792         * AMAZON.COM, INC .................................         52,891
        19,000         * BARNES & NOBLE, INC .............................            392
         4,900         * BARNESANDNOBLE.COM, INC .........................             70
           200         * BARNETT, INC ....................................              2
        19,900         * BORDERS GROUP, INC ..............................            320
        13,060         * CDW COMPUTER CENTERS, INC .......................          1,027
         4,300         * COLDWATER CREEK, INC ............................             88
       239,039           CVS CORP ........................................          9,547
         2,500         * DELIA*S, INC ....................................             18
         4,800         * DUANE READE, INC ................................            132
        17,000         * E 4 L, INC ......................................             43
        12,304         * EGGHEAD.COM, INC ................................            199
         6,600           ENESCO GROUP, INC ...............................             73
         2,400         * ETOYS, INC ......................................             63
         1,600         * FATBRAIN.COM, INC ...............................             40
         2,300        x* GENESIS DIRECT, INC .............................              0
        57,500         * HANOVER DIRECT, INC .............................            208
        16,709         * INSIGHT ENTERPRISES, INC ........................            679
         5,082         * ITURF, INC ......................................             63
         3,800        x* JUMBOSPORTS, INC ................................              0
         8,800         * LANDS END, INC ..................................            306
        15,700         * MICHAELS STORES, INC ............................            447
           800         * MICRO WAREHOUSE, INC ............................             15
       192,281         * OFFICE DEPOT, INC ...............................          2,103
        17,000         * OFFICEMAX, INC ..................................             94
        11,800           OMNICARE, INC ...................................            142
         5,000         * PC CONNECTION, INC ..............................            173
        52,740         * PETSMART, INC ...................................            303
        17,500         * SCHEIN (HENRY), INC .............................            233
        10,200         * SHOP AT HOME, INC ...............................            101
       283,865         * STAPLES, INC ....................................          5,890
        15,950         * SUNGLASS HUT INTERNATIONAL, INC .................            179
        11,085         * SYSTEMAX, INC ...................................             94
        35,600           TIFFANY & CO ....................................          3,177
            85         * TOYS R US, INC ..................................              1
           158         * U.S. OFFICE PRODUCTS CO .........................              0
         4,000         * UBID, INC .......................................            106
        21,700         * VALUE AMERICA, INC ..............................            110
        22,100         * VALUEVISION INTERNATIONAL, INC ..................          1,267
       623,530           WALGREEN CO .....................................         18,238
         9,500         * WHITEHALL JEWELLERS, INC ........................            350
            30         * ZALE CORP .......................................              1
                                                                              -----------
                                                                                   99,185
                                                                              -----------
MOTION PICTURES--0.43%
        20,500         * AMC ENTERTAINMENT, INC ..........................            177
       174,547           DISNEY (WALT) CO ................................          5,105
        16,400         * HOLLYWOOD ENTERTAINMENT CORP ....................            238
         4,300         * ON COMMAND CORP .................................             80
        12,300         * PIXAR, INC ......................................            435
       729,352           TIME WARNER, INC ................................         52,832
        10,400         * VALLEY MEDIA, INC ...............................             73
                                                                              -----------
                                                                                   58,940
                                                                              -----------
NONDEPOSITORY INSTITUTIONS--0.74%
            75           ADVANTA CORP (CLASS A) ..........................              1
       160,246           AMERICAN EXPRESS CO .............................         26,641
        44,400         * AMERICREDIT CORP ................................            821
           200         * AMRESCO, INC ....................................              0


                       SEE NOTES TO FINANCIAL STATEMENTS


                                                    1999 CREF Annual Report o 79

          STATEMENT OF INVESTMENTS - Growth Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------

      SHARES                                                                   VALUE (000)
      ------                                                                   -----------
NONDEPOSITORY INSTITUTIONS--(Continued)
     1,475,068           ASSOCIATES FIRST CAPITAL CORP ...................    $    40,472
       119,308           CAPITAL ONE FINANCIAL CORP ......................          5,749
           100           CHARTER MUNICIPAL MORTGAGE ACCEPTANCE ...........              1
        11,400        x* CITYSCAPE FINANCIAL CORP ........................              0
         1,000         * COMPUCREDIT CORP ................................             39
            12           COUNTRYWIDE CREDIT INDUSTRIES, INC ..............              0
         7,000           DORAL FINANCIAL CORP ............................             86
         1,500         * FEDERAL AGRICULTURE MORTGAGE CORP ...............             30
        97,097           FEDERAL NATIONAL MORTGAGE ASSOCIATION ...........          6,062
         3,400         * FINANCIAL FEDERAL CORP ..........................             78
        35,600         * FINET.COM, INC ..................................             47
         1,500           FINOVA GROUP, INC ...............................             53
         6,000         * FIRST SIERRA FINANCIAL, INC .....................            103
       272,752           FREDDIE MAC .....................................         12,836
        47,886           HOUSEHOLD INTERNATIONAL, INC ....................          1,784
           600         * IMC MORTGAGE CO .................................              0
           100         * IMPERIAL CREDIT INDUSTRIES, INC .................              1
         3,600           MEDALLION FINANCIAL CORP ........................             65
        28,900           METRIS COS, INC .................................          1,031
        11,200         * NEXTCARD, INC ...................................            323
        91,884           SLM HOLDINGS CORP ...............................          3,882
         1,881        x* SOUTHERN PACIFIC FUNDING CORP ...................              0
           100        x* UNITED COS FINANCIAL CORP .......................              0
                                                                              -----------
                                                                                  100,105
                                                                              -----------
NONMETALLIC MINERALS, EXCEPT FUELS--0.00%
         5,900           AMCOL INTERNATIONAL CORP ........................             95
                                                                              -----------
OIL AND GAS EXTRACTION--0.14%
        26,900           ANADARKO PETROLEUM CORP .........................            918
        38,779           APACHE CORP .....................................          1,432
        11,983         * ATWOOD OCEANICS, INC ............................            463
         2,800         * BASIN EXPLORATION, INC ..........................             49
            22         * BELCO OIL & GAS CORP ............................              0
         6,600           BERRY PETROLEUM CO (CLASS A) ....................            100
         1,100         * BJ SERVICES CO ..................................             46
        14,600         * BROWN (TOM), INC ................................            195
         5,100         * CAL DIVE INTERNATIONAL, INC .....................            169
        38,400         * CHESAPEAKE ENERGY CORP ..........................             91
           500        x* COHO ENERGY, INC ................................              0
        14,700           CONSOL ENERGY, INC ..............................            149
        42,900           CROSS TIMBERS OIL CO ............................            389
         1,000           DEVON ENERGY CORP (NEW) .........................             33
        15,559           DIAMOND OFFSHORE DRILLING, INC ..................            476
            33         * EEX CORP ........................................              0
        43,239           ENSCO INTERNATIONAL, INC ........................            989
         1,600         * EVERGREEN RESOURCES, INC ........................             32
        15,500         * FOREST OIL CORP .................................            204
        25,142         * FRIEDE GOLDMAN HALTER, INC ......................            174
        42,614         * GLOBAL INDUSTRIES LTD ...........................            368
        45,500         * GLOBAL MARINE, INC ..............................            756
       147,700         * GREY WOLF, INC ..................................            425
       119,248           HALLIBURTON CO ..................................          4,800
         8,100         * HANOVER COMPRESSOR CO ...........................            306
            71         * MCMORAN EXPLORATION CO ..........................              1
        11,100         * MERIDIAN RESOURCE CORP ..........................             34
        11,400         * NABORS INDUSTRIES, INC ..........................            353
         4,700         * NEWFIELD EXPLORATION CO .........................            126
        12,900           NOBLE AFFILIATES, INC ...........................            277
        24,337         * NOBLE DRILLING CORP .............................            797
            43         * OCEAN ENERGY, INC (NEW) .........................              0
         7,600         * OCEANEERING INTERNATIONAL, INC ..................            114
            42         * PIONEER NATURAL RESOURCES CO ....................              0
         7,800           POGO PRODUCING CO ...............................            160
        68,500         * R & B FALCON CORP ...............................            908
            34         * ROWAN COS, INC ..................................              1
         5,963         * STONE ENERGY CORP ...............................            212
         9,800         * SYNTROLEUM CORP .................................             80
         9,171         * TRANSMONTAIGNE, INC .............................             64
        31,100         * TRANSOCEAN SEDCO FOREX, INC .....................          1,048
        12,235        x* TRANSTEXAS GAS CORP .............................              2
        23,594           VASTAR RESOURCES, INC ...........................          1,392
        14,200         * VINTAGE PETROLEUM, INC ..........................            171
        21,600         * WEATHERFORD INTERNATIONAL .......................            863
                                                                              -----------
                                                                                   19,167
                                                                              -----------
PAPER AND ALLIED PRODUCTS--0.14%
           388         * AMERICAN PAD & PAPER CO .........................              0
        49,200           AVERY DENNISON CORP .............................          3,585
         5,800         * BUCKEYE TECHNOLOGIES, INC .......................             86
         7,900         * EARTHSHELL CORP .................................             33
       109,433           FORT JAMES CORP .................................          2,996
        31,200         * GAYLORD CONTAINER CO ............................            213
       180,959           KIMBERLY-CLARK CORP .............................         11,808
        23,100         * MAIL-WELL, INC ..................................            312
            56         * SMURFIT-STONE CONTAINER CORP ....................              1
        20,810           WAUSAU-MOSINEE PAPER CORP .......................            243
                                                                              -----------
                                                                                   19,277
                                                                              -----------
PERSONAL SERVICES--0.03%
        23,947           BLOCK (H&R), INC ................................          1,048
        10,800         * CARRIAGE SERVICES, INC (CLASS A) ................             64
        46,400           CINTAS CORP .....................................          2,465
        13,000         * COINSTAR, INC ...................................            182
         6,150           G & K SERVICES, INC (CLASS A) ...................            199
         5,900           REGIS CORP ......................................            111
                                                                              -----------
                                                                                    4,069
                                                                              -----------
PETROLEUM AND COAL PRODUCTS--0.01%
        15,100           ELCOR CORP ......................................            455
            61           TOSCO CORP ......................................              2
        44,700           USX-MARATHON GROUP, INC .........................          1,104
        10,600           WD-40 CO ........................................            235
                                                                              -----------
                                                                                    1,796
                                                                              -----------
PRIMARY METAL INDUSTRIES--0.01%
         3,300         * ALPINE GROUP, INC ...............................             42
        13,400           BELDEN, INC .....................................            281
           200           GIBRALTAR STEEL CORP ............................              5
         2,900         * LONE STAR TECHNOLOGIES, INC .....................             81
         6,500           MATTHEWS INTERNATIONAL CORP (CLASS A) ...........            179
         7,600         * MUELLER INDUSTRIES, INC .........................            276
           100         * NS GROUP, INC ...................................              1
         1,500         * OPTICAL CABLE CORP ..............................             30
         6,600           QUANEX CORP .....................................            168
        11,700         * STEEL DYNAMICS, INC .............................            186
         9,242           SUPERIOR TELECOM, INC ...........................            143
         6,400           TEXAS INDUSTRIES, INC ...........................            272
            80           WORTHINGTON INDUSTRIES, INC .....................              1
                                                                              -----------
                                                                                    1,665
                                                                              -----------
PRINTING AND PUBLISHING--0.07%
        12,012           CENTRAL NEWSPAPERS, INC (CLASS A) ...............            473
         4,720         * CONSOLIDATED GRAPHICS, INC ......................             71
             6           DELUXE CORP .....................................              0
        28,600           DOW JONES & CO, INC .............................          1,945
           440           HARLAND (JOHN H.) CO ............................              8
         7,400           HARTE-HANKS, INC ................................            161
         6,100           HOUGHTON MIFFLIN CO .............................            257
        14,100         * JOURNAL REGISTER CO .............................            218
        29,756           LEE ENTERPRISES, INC ............................            950
        15,600           MCGRAW HILL COS, INC ............................            961
        10,278           MEDIA GENERAL, INC (CLASS A) ....................            534
        18,500           MEREDITH CORP ...................................            771
         4,900           NEW ENGLAND BUSINESS SERVICES, INC ..............            120
            25         * PAXAR CORP ......................................              0


                       SEE NOTES TO FINANCIAL STATEMENTS


                                                    1999 CREF Annual Report o 79

          STATEMENT OF INVESTMENTS - Growth Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------

      SHARES                                                                   VALUE (000)
      ------                                                                   -----------
PRINTING AND PUBLISHING--(Continued)
         3,600           PENTON MEDIA, INC ...............................    $        86
        16,300         * PLAYBOY ENTERPRISES, INC (CLASS B) ..............            396
        30,139         * PRIMEDIA, INC ...................................            497
         5,600         * R.H. DONNELLEY CORP .............................            106
        14,056           READER'S DIGEST ASSOCIATION, INC
                          (CLASS A) (NON-VOTE) ...........................            411
         1,900           SCHAWK, INC (CLASS A) ...........................             16
            21           STANDARD REGISTER, INC ..........................              0
           100           THOMAS NELSON, INC ..............................              1
        18,900           TIMES MIRROR CO SERIES A ........................          1,266
        26,400         * TOPPS, INC ......................................            274
            18           TRIBUNE CO ......................................              1
            68           WALLACE COMPUTER SERVICES, INC ..................              1
        28,200           WILEY (JOHN) & SONS, INC (CLASS A) ..............            472
            77         * WORKFLOW MANAGEMENT, INC ........................              2
                                                                              -----------
                                                                                    9,998
                                                                              -----------
RAILROAD TRANSPORTATION--0.04%
        71,982           KANSAS CITY SOUTHERN INDUSTRIES, INC ............          5,372
         7,750         * WISCONSIN CENTRAL TRANSIT CORP ..................            104
                                                                              -----------
                                                                                    5,476
                                                                              -----------
REAL ESTATE--0.01%
        15,783         * CATELLUS DEVELOPMENT CORP .......................            202
        12,200         * CB RICHARD ELLIS SERVICES GROUP, INC ............            151
        18,100         * FAIRFIELD COMMUNITIES, INC ......................            195
         5,700           FOREST CITY ENTERPRISES, INC (CLASS A) ..........            160
         1,400         * INSIGNIA FINANCIAL GROUP, INC ...................             12
        15,796         * JONES LANG LA SALLE .............................            188
         1,500         * PINNACLE HOLDINGS, INC ..........................             64
            30         * RECKSON SERVICES INDUSTRIES, INC ................              2
         6,100           STEWART ENTERPRISES, INC (CLASS A) ..............             29
        12,300         * TRAMMELL CROW CO ................................            143
                                                                              -----------
                                                                                    1,146
                                                                              -----------
RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS--0.42%
           500         * AEP INDUSTRIES, INC .............................             13
        12,494           APTARGROUP, INC .................................            314
       106,325           ILLINOIS TOOL WORKS, INC ........................          7,184
           100           LIQUI-BOX CORP ..................................              5
         4,108           MYERS INDUSTRIES, INC ...........................             65
       922,500           NIKE, INC (CLASS B) .............................         45,721
            48         * REEBOK INTERNATIONAL LTD ........................              0
        26,204         * SAFESKIN CORP ...................................            318
        50,995         * SEALED AIR CORP .................................          2,642
            55           SOLUTIA, INC ....................................              1
         8,400           SPARTECH CORP ...................................            271
        14,648           TREDEGAR CORP ...................................            303
        36,017           TUPPERWARE CORP .................................            610
         6,300         * U.S. PLASTIC LUMBER CORP ........................             48
         9,600           WYNNS INTERNATIONAL, INC ........................            136
                                                                              -----------
                                                                                   57,631
                                                                              -----------
SECURITY AND COMMODITY BROKERS--0.21%
        17,164         * AFFILIATED MANAGERS GROUP, INC ..................            694
        34,300         * AMERITRADE HOLDINGS CORP (CLASS A) ..............            744
        12,600           CONNING CORP ....................................            104
         1,000           DUFF & PHELPS CREDIT RATING CO ..................             89
        98,908         * E TRADE GROUP, INC ..............................          2,584
        17,924           EATON VANCE CORP ................................            681
        42,900           FEDERATED INVESTORS, INC ........................            861
        56,813           FRANKLIN RESOURCES, INC .........................          1,822
            67           FREEDOM SECURITIES CORP .........................              1
         5,800         * FRIEDMAN, BILLINGS, RAMSEY GROUP, INC ...........             46
         3,300           INVESTMENT TECHNOLOGY GROUP, INC ................             95
         5,000           INVESTORS FINANCIAL SERVICES CORP ...............            230
         7,609           JOHN NUVEEN CO (CLASS A) ........................            274
        38,600         * KNIGHT/TRIMARK GROUP, INC .......................          1,776
         9,800           MORGAN KEEGAN, INC ..............................            165
         2,400         * NATIONAL DISCOUNT BROKERS GROUP, INC ............             63
        12,600         * PIONEER GROUP, INC ..............................            198
        52,600           PRICE (T. ROWE) ASSOCIATES, INC .................          1,943
        16,400           RAYMOND JAMES FINANCIAL CORP ....................            306
       391,502           SCHWAB (CHARLES) CORP ...........................         15,024
         6,000           SOUTHWEST SECURITIES GROUP, INC .................            164
           700           THE GOLDMAN SACHS GROUP, INC ....................             66
        19,200           UNITED ASSET MANAGEMENT CORP ....................            356
         2,000           VALUE LINE, INC .................................             72
        28,900           WADDELL & REED FINANCIAL, INC (CLASS A) .........            784
                                                                              -----------
                                                                                   29,142
                                                                              -----------
SOCIAL SERVICES--0.00%
         7,300         * BRIGHT HORIZONS FAMILY SOLUTIONS, INC ...........            137
         1,800         * PROVANT, INC ....................................             45
         4,700         * RES-CARE, INC ...................................             60
         1,900         * SUNRISE ASSISTED LIVING, INC ....................             26
                                                                              -----------
                                                                                      268
                                                                              -----------
SPECIAL TRADE CONTRACTORS--0.01%
         6,600        x* AMRE, INC .......................................              0
         9,800           APOGEE ENTERPRISES, INC .........................             50
         6,000         * COMFORT SYSTEMS U.S.A., INC .....................             44
         9,500         * GROUP MAINTENANCE AMERICA CORP ..................            102
         4,300         * INTEGRATED ELECTRICAL SERVICES, INC .............             43
        24,400         * QUANTA SERVICES, INC ............................            689
         2,400         * SERVICE EXPERTS, INC ............................             14
                                                                              -----------
                                                                                      942
                                                                              -----------
STONE, CLAY, AND GLASS PRODUCTS--0.16%
         1,300           CARBO CERAMICS, INC .............................             28
        10,601           CENTEX CONSTRUCTION PRODUCTS, INC ...............            413
       152,099           CORNING, INC ....................................         19,611
        20,300         * DAL-TILE INTERNATIONAL, INC .....................            206
         9,119         * DEPARTMENT 56, INC ..............................            206
         6,900         * DUPONT PHOTOMASKS, INC ..........................            333
         5,300           FLORIDA ROCK INDUSTRIES, INC ....................            183
         8,900           LIBBEY, INC .....................................            256
            17           USG CORP ........................................              1
                                                                              -----------
                                                                                   21,237
                                                                              -----------
TEXTILE MILL PRODUCTS--0.01%
        12,693         * MOHAWK INDUSTRIES, INC ..........................            335
         2,000         * PUBLICARD, INC ..................................             13
        26,200           WESTPOINT STEVENS, INC ..........................            459
                                                                              -----------
                                                                                      807
                                                                              -----------
TOBACCO PRODUCTS--0.15%
         1,365           BROOKE GROUP LTD ................................             20
       798,573           PHILIP MORRIS COS, INC ..........................         18,517
         1,516           RJR REYNOLDS TOBACCO HOLDINGS, INC ..............             27
        65,400           UST, INC ........................................          1,647
                                                                              -----------
                                                                                   20,211
                                                                              -----------
TRANSPORTATION BY AIR--0.00%
         9,700         * AIRTRAN HOLDINGS, INC ...........................             44
         2,300         * ATLANTIC COAST AIRLINES HOLDINGS ................             55
         3,200         * ATLAS AIR, INC ..................................             88
         3,700         * FRONTIER AIRLINES, INC ..........................             42
            50         * MESA AIR GROUP, INC .............................              0
         7,600         * MESABA HOLDINGS, INC ............................             87
         7,155         * MIDWEST EXPRESS HOLDINGS, INC ...................            228
         4,400           SKYWEST, INC ....................................            123
                                                                              -----------
                                                                                      667
                                                                              -----------
TRANSPORTATION EQUIPMENT--2.60%
         1,900         * BE AEROSPACE, INC ...............................             16
        75,530           BOEING CO .......................................          3,139
        11,533           CORDANT TECHNOLOGIES, INC .......................            381
        52,204           DANAHER CORP ....................................          2,519
         4,700         * DELCO REMY INTERNATIONAL, INC (CLASS A) .........             39


                       SEE NOTES TO FINANCIAL STATEMENTS

                                                    1999 CREF Annual Report o 81

          STATEMENT OF INVESTMENTS - Growth Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------

      SHARES                                                                   VALUE (000)
      ------                                                                   -----------
TRANSPORTATION EQUIPMENT--(Continued)
        17,900           FEDERAL SIGNAL CORP .............................    $       288
        31,659           GENERAL DYNAMICS CORP ...........................          1,670
     1,233,800         * GENERAL MOTORS CORP (CLASS H) ...................        118,445
         1,000           GENTEK, INC .....................................             10
        29,600         * GENTEX CORP .....................................            821
       761,660           HARLEY DAVIDSON, INC ............................         48,794
        16,000         * HAYES LEMMERZ INTERNATIONAL, INC ................            279
         1,500           HEICO CORP ......................................             33
     1,253,386           HONEYWELL INTERNATIONAL, INC ....................         72,305
        16,100         * HOWMET INTERNATIONAL, INC .......................            291
         1,400         * KELLSTROM INDUSTRIES, INC .......................             13
         1,900         * KROLL-O'GARA CO .................................             31
        16,474           MASCOTECH, INC ..................................            209
        29,844           MERITOR AUTOMOTIVE, INC .........................            578
           500           MODINE MANUFACTURING CO .........................             13
         9,400         * MONACO COACH CORP ...............................            240
        12,100         * NATIONAL R.V. HOLDINGS, INC .....................            233
         6,400           NEWPORT NEWS SHIPBUILDING, INC ..................            176
         8,300         * ORBITAL SCIENCES CORP ...........................            154
           900           OSHKOSH TRUCK CORP ..............................             26
        23,655           POLARIS INDUSTRIES, INC .........................            857
        11,600         * SPX CORP ........................................            937
         3,324           THOR INDUSTRIES, INC ............................            101
         6,055         * TRIUMPH GROUP, INC ..............................            146
     1,540,353           UNITED TECHNOLOGIES CORP ........................        100,123
         2,178         * WESTINGHOUSE AIR BRAKE CO .......................             39
         1,700           WINNEBAGO INDUSTRIES, INC .......................             34
                                                                              -----------
                                                                                  352,940
                                                                              -----------
TRANSPORTATION SERVICES--0.03%
           750           AIR EXPRESS INTERNATIONAL CORP ..................             24
           100         * AMBASSADORS INTERNATIONAL, INC ..................              1
        24,000           C.H. ROBINSON WORLDWIDE, INC ....................            954
           100         * CHEAP TICKETS, INC ..............................              1
         7,000         * EAGLE U.S.A. AIRFREIGHT, INC ....................            302
        23,500           EXPEDITORS INTERNATIONAL OF WASHINGTON ..........          1,030
         3,400         * FORWARD AIR CORP ................................            147
        40,316           GALILEO INTERNATIONAL, INC ......................          1,207
            83         * NAVIGANT INTERNATIONAL, INC .....................              1
                                                                              -----------
                                                                                    3,667
                                                                              -----------
TRUCKING AND WAREHOUSING--0.01%
        12,800         * AMERICAN FREIGHTWAYS CORP .......................            207
         2,000         * COVENANT TRANSPORT, INC (CLASS A) ...............             35
           500         * DISPATCH MANAGEMENT SERVICES CORP ...............              1
         2,000         * HEARTLAND EXPRESS, INC ..........................             32
        12,900         * IRON MOUNTAIN, INC ..............................            507
         3,000         * KNIGHT TRANSPORTATION, INC ......................             51
         3,800         * LANDSTAR SYSTEM, INC ............................            163
         2,900         * M.S. CARRIERS, INC ..............................             69
         6,800         * PIERCE LEAHY CORP ...............................            294
        24,775         * SWIFT TRANSPORTATION CO, INC ....................            437
                                                                              -----------
                                                                                    1,796
                                                                              -----------
WATER TRANSPORTATION--0.73%
         6,800         * AMERICAN CLASSIC VOYAGES CO .....................            238
     2,065,876           CARNIVAL CORP (CLASS A) .........................         98,775
         8,600         * KIRBY CORP ......................................            176
            34         * TRICO MARINE SERVICES, INC ......................              0
                                                                              -----------
                                                                                   99,189
                                                                              -----------
WHOLESALE TRADE-DURABLE GOODS--0.03%
         4,900         * ACTION PERFORMANCE COS, INC .....................             56
         5,700         * ANICOM, INC .....................................             24
            56         * ANIXTER INTERNATIONAL, INC ......................              1
            25         * ANTHONY & SYLAN POOLS CORP ......................              0
           200         * AURA SYSTEMS, INC ...............................              0
         1,300         * AVIATION SALES CO ...............................             21
        11,000         * BOYDS COLLECTION LTD ............................             76
        22,989         * BRIGHTPOINT, INC ................................            302
            73           CASTLE (A.M.) & CO ..............................              1
        19,456         * CELLSTAR CORP ...................................            192
           500         * DURA AUTOMOTIVE SYSTEMS, INC ....................              9
        21,272         * FISHER SCIENTIFIC INTERNATIONAL, INC ............            768
           300         * GRAHAM-FIELD HEALTH PRODUCTS, INC ...............              0
        13,300         * HA-LO INDUSTRIES, INC ...........................            100
         1,000           IKON OFFICE SOLUTIONS, INC ......................              7
        21,600         * INGRAM MICRO, INC (CLASS A) .....................            284
         1,900         * JLK DIRECT DISTRIBUTION, INC (CLASS A) ..........             20
         3,800         * KEYSTONE AUTOMOTIVE INDUSTRIES, INC .............             22
         6,800         * LANIER WORLDWIDE, INC ...........................             26
         2,200         * MIAMI COMPUTER SUPPLY CORP ......................             82
         9,500         * MSC INDUSTRIAL DIRECT CO (CLASS A) ..............            126
        17,700         * NAVARRE CORP ....................................            102
        13,971           OWENS & MINOR, INC ..............................            125
        16,400         * PATTERSON DENTAL CO .............................            699
        26,025         * PSS WORLD MEDICAL, INC ..........................            246
         2,600           RELIANCE STEEL & ALUMINUM CO ....................             61
         3,600         * SAFEGUARD SCIENTIFICS, INC ......................            583
        11,800         * SCP POOL CORP ...................................            306
        11,871         * TECH DATA CORP ..................................            322
         8,500           WATSCO, INC .....................................             98
         4,600         * WESCO INTERNATIONAL, INC ........................             41
                                                                              -----------
                                                                                    4,700
                                                                              -----------
WHOLESALE TRADE-NONDURABLE GOODS--1.01%
         9,100         * AIRGAS, INC .....................................             86
        27,100         * AMERISOURCE HEALTH CORP (CLASS A) ...............            412
         7,800         * BARNETT RESOURCES CORP ..........................            230
        48,411           BERGEN BRUNSWIG CORP (CLASS A) ..................            402
         8,000           BINDLEY WESTERN INDUSTRIES, INC .................            121
            32         * BOISE CASCADE OFFICE PRODUCTS CORP ..............              0
     2,603,072           CARDINAL HEALTH, INC ............................        124,635
         1,300         * CENTRAL GARDEN & PET CO .........................             13
            92           DIMON, INC ......................................              0
        17,866           ENRON CORP ......................................            793
         4,852         * KENNETH COLE PRODUCTIONS, INC ...................            222
        91,594           MCKESSON HBOC, INC ..............................          2,067
         3,400         * NCS HEALTHCARE, INC (CLASS A) ...................              8
        22,000         * NU SKIN ENTERPRISES, INC (CLASS A) ..............            199
         3,300         * PERFORMANCE FOOD GROUP CO .......................             80
         6,700         * PLAINS RESOURCES, INC ...........................             84
         7,450         * PRIORITY HEALTHCARE CORP (CLASS B) ..............            216
        21,648         * SCHOOL SPECIALTY, INC ...........................            327
         2,800         * SYNCOR INTERNATIONAL CORP .......................             82
       173,978           SYSCO CORP ......................................          6,883
         2,300           VALHI, INC ......................................             24
                                                                              -----------
                                                                                  136,884
                                                                              -----------
                      TOTAL COMMON STOCK
                         (Cost $8,951,661) ...............................     12,868,819
                                                                              -----------
    PRINCIPAL
    ---------
SHORT TERM INVESTMENTS--4.60%
  BANK NOTE--0.19%
                       BANK OF AMERICA
   $25,746,000          (0) 6.400%, 01/20/00 .............................         25,755
                                                                              -----------
  CERTIFICATES OF DEPOSIT--0.10%
                       WESTDEUTSCHE LANDESBANK
    13,455,000          (0) 5.990%, 03/01/00 .............................         13,457
                                                                              -----------
  COMMERCIAL PAPER--2.92%
                       ALLIED SIGNAL, INC
    27,445,000          (0)~ 5.810%, 02/11/00 ............................         27,266
                       AMERICAN TELEPHONE & TELEGRAPH CO
    10,185,000          (0) 5.950%, 01/24/00 .............................         10,147


                       SEE NOTES TO FINANCIAL STATEMENTS


82 o 1999 CREF Annual Report

          STATEMENT OF INVESTMENTS - Growth Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------

    PRINCIPAL                                                                   VALUE (000)
    ---------                                                                   -----------
COMMERCIAL PAPER--(Continued)
                       ASSET SECURITIZATION COOP CORP
   $26,183,000          (0)~ 5.900%, 01/31/00 ............................    $    26,057
                       BELLSOUTH TELECOMMUNICATIONS, INC
     7,000,000          (0)~ 5.900%, 02/24/00 ............................          6,940
                       COCA COLA ENTERPRISES, INC
    19,880,000          (0)~ 5.920%, 01/28/00 ............................         19,793
                       COLGATE-PALMOLIVE CO
    14,000,000          (0)~ 5.850%, 02/01/00 ............................         13,930
                       CORPORATE ASSET FUNDING CORP, INC
    12,057,000          (0)~ 5.930%, 02/07/00 ............................         11,986
     6,765,000          (0)~ 6.020%, 02/16/00 ............................          6,715
                       ENTERPRISE FUNDING CORP
    13,510,000          (0)~ 5.880%, 01/18/00 ............................         13,472
    14,077,000          (0)~ 5.900%, 01/19/00 ............................         14,035
                       GENERAL ELECTRIC CAPITAL CORP
    10,165,000           (0) 5.880%, 02/17/00 ............................         10,089
                       GILLETTE CO
    13,440,000          (0)~ 5.950%, 01/13/00 ............................         13,413
                       HEINZ (H.J.) CO
    20,400,000          (0)~ 6.050%, 02/08/00 ............................         20,276
                       IBM CREDIT CORP
    22,900,000          (0) 6.000%, 03/15/00 .............................         22,630
                       MCDONALD'S CORP
    27,447,000          ~ 6.400%, 01/11/00 ...............................         27,400
                       MCGRAW-HILL COS, INC
    27,400,000          (0) 6.150%, 02/14/00 .............................         27,208
                       MONSANTO CO
     1,256,000          (0)~ 5.790%, 03/21/00 ............................          1,240
                       MORGAN STANLEY DEAN WITTER
    11,520,000          (0) 6.000%, 01/14/00 .............................         11,495
                       NATIONAL RURAL UTILITIES COOP FINANCE
     6,700,000          (0)~ 5.850%, 03/10/00 ............................          6,626
    17,400,000          (0)~ 5.920%, 03/24/00 ............................         17,169
                       RECEIVABLES CAPITAL CORP
    23,045,000           ~ 5.880%, 02/10/00 ..............................         22,898
                       SALOMON SMITH BARNEY HOLDINGS, INC
    27,446,000          (0) 5.970%, 02/02/00 .............................         27,305
                       SOUTHERN CALIFORNIA EDISON CO
    11,265,000          (0) 6.250%, 01/10/00 .............................         11,248
                       VODAFONE AIRTOUCH PLC
    27,446,000          (0)~ 6.600%, 01/25/00 ............................         27,339
                                                                              -----------
                                                                                  396,677
                                                                              -----------
U.S. GOVERNMENT AND AGENCIES--1.39%
                       FEDERAL HOME LOAN BANK (FHLB)
    19,640,000          (0) 5.510%, 02/09/00 .............................         19,523
   $20,000,000          (0) 5.530%, 02/22/00 .............................         19,840
     7,000,000          (0) 5.455%, 02/24/00 .............................          6,942
    14,000,000          (0) 5.750%, 03/17/00 .............................         13,832
    21,825,000          (0) 5.530%, 03/21/00 .............................         21,550
     3,000,000          (0) 5.440%, 03/24/00 .............................          2,961
    23,510,000          (0) 5.550%, 04/07/00 .............................         23,147
                       FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)
     9,000,000          (0) 5.520%, 01/28/00 .............................          8,965
    22,080,000          (0) 5.540%, 02/15/00 .............................         21,926
       685,000          (0) 5.520%, 02/25/00 .............................            679
    12,750,000          (0) 5.540%, 03/09/00 .............................         12,613
     1,600,000              5.550%, 03/16/00 .............................          1,581
                       FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
     2,800,000              5.550%, 01/20/00 .............................          2,792
       980,000          (0) 5.580%, 01/20/00 .............................            977
       200,000              5.570%, 01/21/00 .............................            199
     1,165,000          (0) 5.470%, 01/24/00 .............................          1,161
    30,000,000          (0) 5.530%, 02/03/00 .............................         29,849
                                                                              -----------
                                                                                  188,537
                                                                              -----------
                       TOTAL SHORT TERM INVESTMENTS
                         (Cost $624,359) .................................        624,426
                                                                              -----------
                       TOTAL PORTFOLIO
                         (Cost $9,576,214) ...............................    $13,493,458
                                                                              ===========

--------------------------------------------------------------------------------
*    Non-income producing
+    Affiliated holding
x    In bankruptcy
~ Commerical Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933, as amended.
(0) All or a portion of these securities have been segregated by the Custodian to cover margin or other requirements on open futures contracts.
# Restricted Securities-Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets. At December 31, 1999, the value of these securities amounted to $20,555 or 0.00% of net assets.
Additional information on each restricted security is as follows:


                                                   ACQUISITION       ACQUISITION
SECURITY                                              DATE               COST
----------                                        -------------      -----------
PHYSICIAN COMPUTER NETWORK, INC .............        12/27/95          $17,985
PROCURENET, INC .............................        04/19/99            4,068
ZEBRA TECHNOLOGY CORP (CLASS B) .............        10/29/98            8,133
                                                                       -------
                                                                       $30,186
                                                                       =======


     Transactions with Affiliated Companies - JANUARY 1, 1999--DECEMBER 31, 1999
     ---------------------------------------------------------------------------

                               VALUE AT                                                               SHARES AT      VALUE AT
                              DECEMBER 31,                                   REALIZED     DIVIDEND   DECEMBER 31,   DECEMBER 31,
         ISSUE                   1998       PURCHASE COST  SALES PROCEEDS   GAIN (LOSS)    INCOME       1999           1999
        ------              --------------- -------------  --------------   -----------   --------   ------------  -------------
GUILFORD PHARMACEUTICALS,
  INC                       $ 23,499,675              --    $  2,634,458   $ (2,339,489)        --    1,392,100    $ 23,665,700
  OCEAN ENERGY, INC (NEW) .   36,941,299    $     26,763      24,170,475    (84,959,237)        --            *               *
PREMIER PARKS, INC ........  162,391,075      33,477,155     114,863,289     37,267,478         --            *               *
                            ------------    ------------    ------------   ------------   --------                 ------------
TOTAL AFFILIATED
 TRANSACTION .............. $222,832,049    $ 33,503,918    $141,668,222   ($50,031,248)  $      0                 $ 23,665,700
                            ============    ============    ============   ============   ========                 ============

----------
*  Not an Affiliate as of December 31, 1999


                       SEE NOTES TO FINANCIAL STATEMENTS


                                                    1999 CREF Annual Report o 83

Report of Management Responsibility

To the Participants of College Retirement Equities Fund:

The accompanying financial statements of the Stock, Global Equities and Growth Accounts of College Retirement Equities Fund ("CREF") are the responsibility of management. They have been prepared in accordance with accounting principles generally accepted in the United States, and have been presented fairly and objectively in accordance with such principles.

CREF has established and maintains a strong system of internal controls designed to provide reasonable assurance that assets are properly safeguarded and transactions are properly executed in accordance with management's authorization, and to carry out the ongoing responsibilities of management for reliable financial statements. In addition, CREF's internal audit personnel provide a continuing review of the internal controls and operations of the CREF Accounts, and the internal Auditor regularly reports to the Audit Committee of the CREF Board of Trustees.

The accompanying financial statements have been audited by the independent auditing firm of Ernst & Young LLP. The independent auditors' report, which appears below, expresses an independent opinion on the fairness of presentation of these financial statements.

The Audit Committee of the CREF Board of Trustees, consisting of trustees who are not officers of CREF, meets regularly with management, representatives of Ernst & Young LLP and internal audit personnel to review matters relating to financial reporting, internal controls, and auditing. In addition to the annual audit of the financial statements of all the CREF Accounts by the independent auditing firm, the New York State Insurance Department, other state insurance departments and the Securities and Exchange Commission perform periodic examinations of the CREF Accounts' operations.


/s/ John H. Biggs                         /s/ Richard L. Gibbs

Chairman, President and                   Executive Vice President and
Chief Executive Officer                   Principal Accounting Officer




--------------------------------------------------------------------------------


Report of Independent Auditors

To the Participants and Board of Trustees of College Retirement Equities Fund:

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of the Stock, Global Equities and Growth Accounts (three of the Accounts constituting the College Retirement Equities Fund ("CREF")) as of December 31, 1999, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of CREF's management. Our responsibility is to express an opinion on these financial statements based on our audits. The condensed financial information for the year ended December 31, 1996 and the periods prior thereto were audited by other auditors, whose report dated February 6, 1997 expressed an unqualified opinion on such condensed financial information.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Stock, Global Equities and Growth Accounts of CREF at December 31, 1999, and the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                       /s/ Ernst & Young LLP

   New York, New York
   February 4, 2000

84 o 1999 CREF Annual Report

Statements of Assets and Liabilities

------------------------------------------------------------------------------------------------------------------------------------
December 31, 1999                                                               Stock           Global Equities           Growth
(amounts in thousands, except per accumulation unit amounts)                   Account              Account               Account
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Portfolio investments, at cost                                              $ 76,630,653          $  6,355,274          $  9,576,214
Net unrealized appreciation of portfolio investments                          60,990,290             2,762,673             3,917,244
                                                                            ------------          ------------          ------------

Portfolio investments, at value                                              137,620,943             9,117,947            13,493,458
Cash                                                                              18,357                35,489                 2,074
Dividends and interest receivable                                                123,389                 4,499                 5,823
Receivable from securities transactions                                          184,069                21,272                71,356
Amounts due from TIAA                                                                 --                   603                 1,985
Other                                                                            117,638                 1,189                 1,611
                                                                            ------------          ------------          ------------
   TOTAL ASSETS                                                              138,064,396             9,180,999            13,576,307
                                                                            ------------          ------------          ------------
LIABILITIES
Deposits for securities loaned-Note 4                                          2,056,693               139,038                    --
Payable for securities transactions                                              146,134                68,522                 5,836
Amounts due to TIAA                                                              128,228                    --                    --
                                                                            ------------          ------------          ------------
   TOTAL LIABILITIES                                                           2,331,055               207,560                 5,836
                                                                            ------------          ------------          ------------
NET ASSETS
Accumulation Fund                                                            112,038,798             8,658,424            13,191,923
Annuity Fund                                                                  23,694,543               315,015               378,548
                                                                            ------------          ------------          ------------
   TOTAL NET ASSETS                                                         $135,733,341          $  8,973,439          $ 13,570,471
                                                                            ============          ============          ============

THOUSANDS OF ACCUMULATION
   UNITS OUTSTANDING--Notes 5 and 6                                              543,589                89,492               131,646
                                                                            ============          ============          ============

NET ASSET VALUE, PER ACCUMULATION UNIT--NOTE 5                              $     206.11          $      96.75          $     100.21
                                                                            ============          ============          ============

See Notes to Financial Statements
--------------------------------------------------------------------------------

Statements of Operations

------------------------------------------------------------------------------------------------------------------------------------
   Year ended December 31, 1999                                                 Stock             Global Equities           Growth
   (amounts in thousands)                                                       Account               Account               Account
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME:
   Interest                                                                   $  113,875             $   8,494            $   22,586
   Dividends                                                                   1,606,722                74,552                49,753
                                                                             -----------            ----------            ----------
   TOTAL INCOME                                                                1,720,597                83,046                72,339
                                                                             -----------            ----------            ----------
EXPENSES--NOTE 3:
   Investment                                                                    117,350                10,060                10,524
   Operating                                                                     289,410                15,898                23,399
                                                                             -----------            ----------            ----------
   TOTAL EXPENSES                                                                406,760                25,958                33,923
                                                                             -----------            ----------            ----------
INVESTMENT INCOME-NET                                                          1,313,837                57,088                38,416
                                                                             -----------            ----------            ----------
REALIZED AND UNREALIZED GAIN ON TOTAL INVESTMENTS--NOTE 4
NET REALIZED GAIN (LOSS) ON:
   Portfolio investments                                                      13,361,943               651,212               838,480
   Futures transactions                                                          269,038                10,750                11,444
   Foreign currency transactions                                                 (15,364)               (3,378)                   --
                                                                             -----------            ----------            ----------
   NET REALIZED GAIN                                                          13,615,617               658,584               849,924
                                                                             -----------            ----------            ----------
NET CHANGE IN UNREALIZED APPRECIATION ON:
   Portfolio investments                                                       9,313,710             1,570,511             2,192,402
   Futures transactions                                                           72,674                16,034                15,393
   Translation of assets (other than portfolio investments) and
     liabilities denominated in foreign currencies                                  (593)                  174                    --
                                                                             -----------            ----------            ----------
   NET CHANGE IN UNREALIZED APPRECIATION                                       9,385,791             1,586,719             2,207,795
                                                                             -----------            ----------            ----------
   NET REALIZED AND UNREALIZED GAIN ON TOTAL INVESTMENTS                      23,001,408             2,245,303             3,057,719
                                                                             -----------            ----------            ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $24,315,245            $2,302,391            $3,096,135
                                                                             ===========            ==========            ==========

See Notes to Financial Statements

                                                    1999 CREF Annual Report o 85

Statements of Changes in Net Assets

------------------------------------------------------------------------------------------------------------------------------------
Years ended December 31, 1999 and 1998                Stock                     Global Equities                     Growth
(amounts in thousands)                               Account                        Account                         Account
------------------------------------------------------------------------------------------------------------------------------------
                                                                          -------------------------
                                                 1999            1998           1999           1998            1999            1998
FROM OPERATIONS
Investment income-net                    $ 1,313,837     $ 1,312,795      $   57,088     $   55,086     $    38,416      $   21,823
Net realized gain on total investments     13,615,617      11,939,214        658,584        417,277         849,924         823,510
Net change in unrealized appreciation
   on total investments                     9,385,791       8,818,714      1,586,719        463,253       2,207,795         876,627
                                         ------------    ------------     ----------     ----------     -----------      ----------
   NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS           24,315,245      22,070,723      2,302,391        935,616       3,096,135       1,721,960
                                         ------------    ------------     ----------     ----------     -----------      ----------
FROM PARTICIPANT TRANSACTIONS
Premiums                                    2,923,099       2,762,905        588,294        559,900       1,218,001         874,916
                                         ------------    ------------     ----------     ----------     -----------      ----------
Disbursements and transfers:
   Net transfers to (from) TIAA               824,793       1,261,329        (47,905)        54,623        (143,065)        (53,572)
   Net transfers to (from) other
       CREF Accounts                        2,880,467       3,236,208       (148,605)       524,020      (1,720,316)       (445,194)
   Annuity payments                         2,038,160       1,701,354         28,055         23,089          32,772          17,186
   Withdrawals and death benefits           2,132,893       1,812,829        136,630        109,525         235,247         108,446
                                         ------------    ------------     ----------     ----------     -----------      ----------
   TOTAL DISBURSEMENTS AND
      TRANSFERS, NET                        7,876,313       8,011,720        (31,825)       711,257      (1,595,362)       (373,134)
                                         ------------    ------------     ----------     ----------     -----------      ----------
   NET INCREASE (DECREASE) IN
      NET ASSETS RESULTING FROM
      PARTICIPANT TRANSACTIONS             (4,953,214)     (5,248,815)       620,119       (151,357)      2,813,363       1,248,050
                                         ------------    ------------     ----------     ----------     -----------      ----------
   NET INCREASE IN NET ASSETS              19,362,031      16,821,908      2,922,510        784,259       5,909,498       2,970,010
NET ASSETS
Beginning of year                         116,371,310      99,549,402      6,050,929      5,266,670       7,660,973       4,690,963
                                         ------------    ------------     ----------     ----------     -----------      ----------
End of year                              $135,733,341    $116,371,310     $8,973,439     $6,050,929     $13,570,471      $7,660,973
                                         ============    ============     ==========     ==========     ===========      ==========


See Notes to Financial Statements

--------------------------------------------------------------------------------

Notes to Financial Statements

Note 1--Organization
--------------------------------------------------------------------------------
     College Retirement Equities Fund ("CREF") was formed to aid and strengthen nonprofit educational and research organizations by providing their employees with variable retirement benefits. CREF is registered with the Securities and Exchange Commission ("Commission") under the Investment Company Act of 1940 as an open-end, diversified management investment company. It consists of eight investment portfolios ("Accounts"). The accompanying financial statements are those of the Stock, Global Equities and Growth Accounts. The five other investment portfolios of CREF, which are not included in these financial statements, include the Money Market, Bond Market, Inflation-Linked Bond, Social Choice and Equity Index Accounts.

     TIAA-CREF Investment Management, LLC ("Investment Management"), a subsidiary of Teachers Insurance and Annuity Association of America ("TIAA"), a companion organization, is registered with the Commission as an investment adviser and provides investment advisory services for the CREF Accounts pursuant to an Investment Management Services Agreement with CREF. TIAA-CREF Individual & Institutional Services, Inc. ("Services"), a subsidiary of TIAA, is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc., provides administrative services for the CREF Accounts and performs distribution functions for CREF's certificates pursuant to a Principal Underwriting and Administrative Services Agreement with CREF. TIAA provides guarantees for the CREF Accounts for certain mortality and expense risks pursuant to an Immediate Annuity Purchase Rate Guarantee Agreement.


Note 2--Significant Accounting Policies
--------------------------------------------------------------------------------
     The preparation of financial statements may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Accounts, which are in conformity with accounting principles generally accepted in the Untied States.

VALUATION OF INVESTMENTS

     Securities listed or traded on any United States national securities exchange are valued at the last sale price as of the close of the principal securities exchange on which such securities are traded or, if there is no sale, at the mean of the last bid and asked prices on such exchange. Securities traded only in the over-the-counter market and quoted in the NASDAQ National Market System are valued at the last sale price, or at the mean of the last bid and asked prices if no sale is reported. All other over-the-counter securities are valued at the mean of the last bid and asked prices, except for bonds which are valued at the most recent bid price or the equivalent

86 o CREF Annual Report

--------------------------------------------------------------------------------

Note 2--Significant Accounting Policies (continued)
--------------------------------------------------------------------------------
     quoted yield of such bonds. Short-term money market instruments are stated at market value. Foreign investments are valued at the closing price in the principal market where they are traded; local currencies are converted into U.S. dollars as described below under Foreign Currency Transactions and Translation. Stock index futures and options which are traded on commodities exchanges are valued at the last sale price as of the close of such commodities exchanges. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Finance Committee of the Board of Trustees and in accordance with the responsibilities of the Board as a whole.

ACCOUNTING FOR INVESTMENTS

     Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Interest income is recorded as earned and, for short-term money market instruments, includes accrual of discount and amortization of premium. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon as the Accounts are informed of the ex-dividend date. Realized gains and losses on securities transactions are accounted for on the average cost basis.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION

     The records of the Accounts are maintained in U.S. dollars. Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

FORWARD FOREIGN CURRENCY CONTRACTS

     The Accounts may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are "marked-to-market" at the end of each day's trading. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon maturity or if the counterparties do not perform in accordance with contractual provisions.

SECURITIES LENDING

     The Accounts may lend portfolio securities to qualified institutions. Such loans are secured by collateral at least equal to 102% of the market value of the securities loaned for United States securities and 105% of the market value of securities loaned for foreign securities. The Accounts continue to receive income on the securities loaned and receive additional income from the lending transaction. Additionally, any change in the market value of the securities loaned is recognized by the Accounts. Although each transaction is collateralized, the Accounts would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

COVERED CALL OPTIONS WRITTEN

     The Accounts may write (sell) covered call options to provide protection against adverse movements in the price of securities in the portfolio. When an option is written, an amount equal to the premium received is recorded as a liability; the liability is adjusted on a daily basis to the current market price of the option written and an unrealized gain or loss is recorded. Premiums received from writing options which expire unexercised are recognized as realized gains from option transactions on the expiration date. Premiums received from writing options which are exercised are added to the proceeds from the sale of the underlying securities in recognizing the net realized gain or loss on portfolio investments. In writing options, it is assumed that the option may be exercised at any time prior to the expiration of the Account's obligation as a writer, and that in such circumstances the net proceeds of the sale of the underlying securities pursuant to the call option may be below the prevailing market value.

FUTURES CONTRACTS

     The Accounts may use futures contracts to manage exposure to the stock market or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument, while selling futures contracts tends to decrease exposure to the underlying instrument or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. The underlying face amount at value of any open futures contracts at the end of the period reflects exposure to the underlying instrument. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions.

SECURITIES PURCHASED ON A WHEN-ISSUED OR
DELAYED DELIVERY BASIS:

     The Accounts may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Accounts to the risk that the transaction may not be consummated.

RESTRICTED SECURITIES

     Restricted securities held by the Accounts may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

                                                    1999 CREF Annual Report o 87

--------------------------------------------------------------------------------

Note 2--Significant Accounting Policies (concluded)
--------------------------------------------------------------------------------

FEDERAL INCOME TAXES

     CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("Code"), not as a regulated investment company under Subchapter M of the Code. CREF should incur no material federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF's Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible.

Note 3--Management Agreements
--------------------------------------------------------------------------------

     Services necessary for the operation of the CREF Accounts are provided, at cost, by Investment Management and Services. Such services are provided in accordance with an Investment Management Agreement between CREF and Investment Management, and in accordance with a Principal Underwriting and Administrative Services Agreement between CREF and Services (see Note 1). Investment Management and Services receive management fee payments from the CREF Accounts on a daily basis according to formulas established each year with the objective of keeping the management fees as close as possible to each Account's actual expenses. Any differences between actual expenses and the management fees are adjusted quarterly.

Note 4--Investments
--------------------------------------------------------------------------------

     At December 31, 1999, the market value of securities loaned and collateral received in connection therewith was comprised as follow:

--------------------------------------------------------------------------------
                                               Stock         Global Equities
                                              Account            Account
--------------------------------------------------------------------------------

Market value of securities loaned          $1,997,283,617     $132,584,556
Cash collateral                             2,056,693,203      139,038,404

     At December 31, 1999, net unrealized appreciation of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, were as follows:

--------------------------------------------------------------------------------
                                   Gross                              Gross
                                 Unrealized       Unrealized     Net Unrealized
                               Appreciation of  Depreciation of   Appreciation
                                  Portfolio        Portfolio      of Portfolio
                                 Investments      Investments      Investments
--------------------------------------------------------------------------------

Stock Account                  $64,440,145,270   $3,449,855,443  $60,990,289,827
Global Equities Account          2,933,432,334      170,758,849    2,762,673,485
Growth Account                   4,295,933,412      378,688,974    3,917,244,438

     At December 31, 1999, the Stock, Global Equities and Growth Accounts held 8,979, 1,199 and 1,556 open futures contracts, respectively, in the Standard & Poor's 500 Index, expiring in March 2000, with a value of $3,331,657,950, $444,888,950 and $577,353,800, respectively and an unrealized gain of $111,975,877, $16,033,966 and $21,092,988, respectively.

     Companies in which the Accounts held 5% or more of the outstanding voting shares are defined as "affiliated" in the Investment Company Act of 1940. Information regarding transactions with affiliated companies is as follows:

--------------------------------------------------------------------------------
                                          Stock     Global Equities    Growth
                                         Account        Account        Account
--------------------------------------------------------------------------------

Value of affiliated companies
   at December 31, 1999                $29,454,068    $        --   $23,665,700
For the year ended
   December 31, 1999:
    Dividend income                        127,082      1,853,208            --
    Realized gains (losses)             (3,548,956)    14,337,000   (50,031,248)

   Purchases and sales of portfolio securities, other than short-term money market instruments, for the Stock, Global Equities, and Growth Accounts for the year ended December 31, 1999, were as follows:

--------------------------------------------------------------------------------
                                   Stock        Global Equities      Growth
                                  Account           Account          Account
--------------------------------------------------------------------------------
Purchases:
 Unaffliliated issuers        $35,104,668,607   $5,602,391,140   $8,986,570,211
 Affiliated issuers                20,940,081               --       33,503,918
                              ---------------   --------------   --------------
Total Purchases               $35,125,608,688   $5,602,391,140   $9,020,074,129
                              ===============   ==============   ==============
Sales:
 Unaffliliated issuers        $41,469,152,353   $5,268,452,756   $6,478,213,108
 Affiliated issuers                26,350,204       70,297,599      141,668,222
                              ---------------   --------------   --------------
Total Sales                   $41,495,502,557   $5,338,750,355   $6,619,881,330
                              ===============   ==============   ==============


88 o 1999 CREF Annual Report

--------------------------------------------------------------------------------

Note 5--Condensed Financial Information
--------------------------------------------------------------------------------

     Selected condensed financial information for an Accumulation Unit of each Account is presented below.

--------------------------------------------------------------------------------
For the Years Ended
December 31,               1999        1998        1997        1996        1995
--------------------------------------------------------------------------------
STOCK ACCOUNT

Per Accumulation
   Unit Data:
Investment income        $2.567      $2.381      $2.317      $2.114      $1.885
Expenses                   .607        .521        .387        .304        .271
                       --------    --------    --------    --------     -------
Investment
   income--net            1.960       1.860       1.930       1.810       1.614
Net realized and
   unrealized gain
on total
investments              34.478      29.795      26.864      15.953      19.984
                       --------    --------    --------    --------     -------
Net increase in
   Accumulation
Unit Value               36.438      31.655      28.794      17.763      21.598
Accumulation
   Unit Value:
   Beginning
   of year              169.672     138.017     109.223      91.460      69.862
                       --------    --------    --------    --------     -------
   End of year         $206.110    $169.672    $138.017    $109.223     $91.460
                       ========    ========    ========    ========     =======

Total return              21.48%      22.94%      26.36%      19.42%      30.92%
Ratios to Average
   Net Assets:
   Expenses                0.33%       0.34%       0.31%       0.31%       0.34%
   Investment
   income--net             1.07%       1.23%       1.55%       1.82%       2.00%
Portfolio
   turnover rate          29.26%      34.63%      23.25%      19.57%      16.25%
Thousands of
   Accumulation
Units outstanding
at end of year          543,589     565,999     597,531     620,498     632,803


--------------------------------------------------------------------------------
For the Years Ended
December 31,               1999        1998        1997        1996        1995
--------------------------------------------------------------------------------

GLOBAL EQUITIES ACCOUNT

Per Accumulation
   Unit Data:
Investment income       $  .959     $  .902     $  .848     $  .751     $  .727
Expenses                   .300        .268        .205        .167        .157
                       --------    --------    --------    --------     -------
Investment
   income--net             .659        .634        .643        .584        .570
Net realized and
   unrealized gain
on total
investments              24.976      10.508       8.650       7.138       6.618
                       --------    --------    --------    --------     -------
Net increase in
   Accumulation
Unit Value               25.635      11.142       9.293       7.722       7.188
Accumulation
   Unit Value:
   Beginning
   of year               71.115      59.973      50.680      42.958      35.770
                       --------    --------    --------    --------     -------
   End of year          $96.750     $71.115     $59.973     $50.680     $42.958
                       ========    ========    ========    ========     =======
Total return              36.05%      18.58%      18.34%      17.98%      20.09%
Ratios to Average
   Net Assets:
   Expenses                0.39%       0.41%       0.38%       0.37%       0.40%
   Investment
   income--net             0.85%       0.97%       1.19%       1.28%       1.47%
Portfolio
   turnover rate          81.30%     103.31%      98.70%      88.84%      67.50%
Thousands of
   Accumulation
Units outstanding
at end of year           89,492      81,825      84,645      80,016      70,163

                                                    1999 CREF Annual Report o 89

Notes to Financial Statements (concluded)
--------------------------------------------------------------------------------

Note 5--Condensed Financial Information (concluded)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
For the Years Ended
December 31,               1999        1998        1997        1996        1995
--------------------------------------------------------------------------------

GROWTH ACCOUNT

Per Accumulation
   Unit Data:
Investment income      $   .592    $   .482    $   .527    $   .484    $   .417
Expenses                   .278        .244        .155        .119        .114
                       --------    --------    --------    --------     -------
Investment
   income--net             .314        .238        .372        .365        .303
Net realized and
   unrealized gain
on total
investments              24.276      18.475      12.219       8.638       8.891
                       --------    --------    --------    --------     -------
Net increase in
   Accumulation
Unit Value               24.590      18.713      12.591       9.003       9.194
Accumulation
   Unit Value:
   Beginning
   of year               75.617      56.904      44.313      35.310      26.116
                       --------    --------    --------    --------     -------
   End of year         $100.207    $ 75.617    $ 56.904    $ 44.313     $35.310
                       ========    ========    ========    ========     =======
Total return              32.52%      32.89%      28.41%      25.50%      35.20%
Ratios to Average
   Net Assets:
   Expenses                0.34%       0.38%       0.34%       0.35%       0.43%
   Investment
   income--net             0.38%       0.37%       0.82%       1.07%       1.13%
Portfolio
   turnover rate          69.26%      97.57%      53.27%      38.51%      24.42%
Thousands of
   Accumulation
Units outstanding
 at end of year         131,646      98,862      80,370      53,201      32,375


Note 6--Accumulation Units
--------------------------------------------------------------------------------

     Changes in the number of Accumulation Units outstanding were as follows:

--------------------------------------------------------------------------------
For the Years Ended
December 31,                                                1999           1998
--------------------------------------------------------------------------------

STOCK ACCOUNT

Accumulation Units:
   Credited for premiums                              16,072,388     17,047,048
   Cancelled for transfers, disbursements
      and amounts applied to the Annuity Fund        (38,482,574)   (48,579,351)
   Outstanding:
      Beginning of year                              565,998,901    597,531,204
                                                    ------------    -----------
      End of year                                    543,588,715    565,998,901
                                                    ============    ===========

Global Equities Account
Accumulation Units:
   Credited for premiums                               7,627,214      7,906,965
   Credited (cancelled) for transfers,
      disbursements and amounts applied to
the Annuity Fund                                          39,926    (10,726,495)
   Outstanding:
      Beginning of year                               81,825,334     84,644,864
                                                    ------------    -----------
      End of year                                     89,492,474     81,825,334
                                                    ============    ===========

Growth Account
Accumulation Units:
   Credited for premiums                              14,715,714     11,782,117
   Credited for transfers, disbursements
      and amounts applied to the Annuity Fund         18,068,242      6,710,301
   Outstanding:
      Beginning of year                               98,862,241     80,369,823
                                                    ------------    -----------
      End of year                                    131,646,197     98,862,241
                                                    ============    ===========

Note 7--Line of Credit
--------------------------------------------------------------------------------

     The Stock, Global Equities, Growth, Inflation-Linked Bond, Social Choice and Equity Index Accounts share in a $2.5 billion unsecured revolving credit facility for temporary or emergency purposes, including, without limitation, the funding of participant redemptions that otherwise might require the untimely disposition of securities. TIAA-CREF Mutual Funds and TIAA-CREF Institutional Mutual Funds, both of which are managed by Teachers Advisors, Inc., an affiliate of Investment Management, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating Accounts and Funds. Interest associated with any borrowing under the facility will be charged to the borrowing Accounts or Funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. For the year ended December 31, 1999, there were no borrowings under this credit facility.

90 o 1999 CREF Annual Report

Participant Voting Results

     CREF'S ANNUAL MEETING WAS HELD ON NOVEMBER 9, 1999. THE TRUSTEES ELECTED TO FOUR-YEAR TERMS AT THE ANNUAL MEETING WERE:

     Nancy L. Jacob, 25,199,951,742.29 (97.9 percent) votes were cast in favor, and 531,984,375.18 (2.1 percent) votes were withheld. Martin L. Leibowitz, 25,225,549,559.38 (98.0 percent) votes were cast in favor, and 506,386,558.09 (2.0 percent) votes were withheld. Bevis Longstreth, 25,192,345,511.18 (97.9 percent) votes were cast in favor, and 539,590,606.29 (2.1 percent) votes were withheld. Eugene C. Sit, 25,235,466,541.76 (98.1 percent) votes were cast in favor, and 496,469,575.71 (1.9 percent) votes were withheld. The other trustees currently in office are: Robert H. Atwell, Elizabeth E. Bailey, John H. Biggs, Joyce A. Fecske, Edes P. Gilbert, Stuart Tse Kong Ho, Marjorie Fine Knowles, Robert M. Lovell, Jr., Stephen A. Ross, Maceo K. Sloan, David K. Storrs, and Robert W. Vishny.

     CREF PARTICIPANTS ALSO RATIFIED THE ELECTION OF ERNST & YOUNG LLP AS THE INDEPENDENT AUDITORS FOR CREF for the fiscal year ending December 31, 1999. 25,025,317,930.72 (97.3 percent) votes were cast in favor, 307,412,818.47
     (1.2 percent) votes were withheld, and 399,205,368.28 (1.5 percent) abstained.

     CREF PARTICIPANTS VOTED ON FOUR SHAREHOLDER PROPOSALS. One proposal, submitted to a vote of CREF participants in the CREF Stock and Global Equities Accounts, advocated divesting shares of Freeport McMoRan Copper and Gold.

     FOR THE STOCK ACCOUNT, 3,475,022,210.65 (17.3 percent) votes were cast in favor, 15,504,190,590.18 (77.2 percent) votes were withheld, and 1,116,140,560.46 (5.5 percent) abstained. The proposal was defeated.

     FOR THE GLOBAL EQUITIES ACCOUNT, 205,326,876.23 (17.7 percent) votes were cast in favor, 899,874,168.17 (77.7 percent) votes were withheld, and 53,061,737.84 (4.6 percent) abstained. The proposal was defeated.

     ONE PROPOSAL WAS SUBMITTED TO A VOTE OF CREF PARTICIPANTS IN ACCOUNTS WITH INVESTMENTS IN TOBACCO MANUFACTURERS, asking CREF to divest its investments in those companies.

     FOR THE STOCK ACCOUNT, 4,253,702,140.57 (21.2 percent) votes were cast in favor, 14,939,142,791.65 (74.3 percent) votes were withheld, and 902,508,429.07 (4.5 percent) abstained. The proposal was defeated.

     FOR THE GLOBAL EQUITIES ACCOUNT, 265,992,498.69 (23.0 percent) votes were cast in favor, 849,159,947.74 (73.3 percent) votes were withheld, and 43,110,433.92 (3.7 percent) abstained. The proposal was defeated.

     FOR THE GROWTH ACCOUNT, 411,685,311.96 (24.4 percent) votes were cast in favor, 1,219,644,823.17 (72.3 percent) votes were withheld, and 55,231,433.92 (3.3 percent) abstained. The proposal was defeated.

     FOR THE EQUITY INDEX ACCOUNT, 183,661,519.00 (25.2 percent) votes were cast in favor, 522.319.032.49 (71.5 percent) votes were withheld, and 23,940,564.02 (3.3 percent) abstained. The proposal was defeated.

     FOR THE BOND MARKET ACCOUNT, 113,876,713.73 (21.9 percent) votes were cast in favor, 383,214,218.58 (73.8 percent) votes were withheld, and 22,395,788.72 (4.3 percent) abstained. The proposal was defeated.

     FOR THE INFLATION-LINKED BOND ACCOUNT, 4,829,563.68 (19.3 percent) votes were cast in favor, 19,365,063.10 (77.4 percent) votes were withheld, and 808,707.89 (3.3 percent) abstained. The proposal was defeated.

     FOR THE MONEY MARKET ACCOUNT, 210,423,070.31 (21.6 percent) votes were cast in favor, 729,310,824.53 (74.7 percent) votes were withheld, and 36,429,019.12 (3.7 percent) abstained. The proposal was defeated.

     ONE PROPOSAL ADVOCATED ESTABLISHING AN EQUITY INDEX ACCOUNT based on the Standard & Poor's 500(R) Stock Index. 3,361,749,954.65 (13.1 percent) votes were cast in favor, 20,975,962,311.40 (81.5 percent) votes were withheld, and 1,394,223,851.42 (5.4 percent) abstained. The proposal was defeated.

     ONE PROPOSAL ADVOCATED ESTABLISHING A SOCIAL CHOICE ACCOUNT that invests only in equities. 3,503,641,760.12 (13.6 percent) votes were cast in favor, 20,507,474,564.49 (79.7 percent) votes were withheld, and 1,720,819,792.86
     (6.7 percent) abstained. The proposal was defeated.


                                                    1999 CREF Annual Report o 91

2000 Trustees and Senior Management


2000 Boards of Overseers of TIAA and CREF
--------------------------------------------------------------------------------

Lucius J. Barker
William Bennett Munro Professor of
Political Science, Stanford University

John H. Biggs
Chairman, President, and
Chief Executive Officer, TIAA and CREF

William G. Bowen
President, The Andrew W. Mellon Foundation

Stanley O. Ikenberry
President, American Council on Education

Gertrude G. Michelson
Retired Senior Vice President,
R.H. Macy & Co., Inc.

Clifton R. Wharton, Jr.
Former Chairman and Chief Executive Officer
TIAA and CREF

Paul A. Volcker
Former Chairman, Federal Reserve Board,
Frederick H. Schultz Professor of International
Economic Policy Emeritus, Princeton University, and Henry Kaufman Visiting Professor,
Leonard N. Stern School of Business,
New York University


2000 Trustees of TIAA
--------------------------------------------------------------------------------

David Alexander
President Emeritus, Pomona College

Marcus Alexis
Board of Trustees Professor of Economics and
Professor of Management and Strategy,
Northwestern University

John H. Biggs
Chairman, President, and
Chief Executive Officer, TIAA and CREF

Willard T. Carleton
Donald R. Diamond Professor of Finance,
College of Business and Public Administration,
University of Arizona

Robert C. Clark
Dean and Royall Professor of Law,
Harvard Law School, Harvard University

Estelle A. Fishbein
Vice President and General Counsel,
The Johns Hopkins University

Frederick R. Ford
Executive Vice President and
Treasurer Emeritus, Purdue University

Martin J. Gruber
Nomura Professor of Finance,
Leonard N. Stern School of Business,
New York University

Ruth Simms Hamilton
Professor of Sociology and Director of
African Diaspora Research Project,
Michigan State University

Martin L. Leibowitz
Vice Chairman and Chief Investment Officer, TIAA and CREF

Robert M. O'Neil
Director, The Thomas Jefferson Center
for the Protection of Free Expression,
University Professor and Professor of Law,
University of Virginia

Leonard S. Simon
Vice Chairman, Charter One Financial Inc.

Ronald L. Thompson
Chairman and Chief Executive Officer,
Midwest Stamping Co.

Paul R. Tregurtha
Chairman and Chief Executive Officer,
Mormac Marine Group, Inc.
and Moran Transportation Company,
Vice Chairman, Interlake Steamship Company

William H. Waltrip
Chairman, Technology Solutions Company

Rosalie J. Wolf
Treasurer and Chief Investment Officer,
The Rockefeller Foundation


2000 Trustees of CREF
--------------------------------------------------------------------------------

Robert H. Atwell
President Emeritus, American Council on
Education and Senior Consultant,
A. T. Kearney, Inc.

Elizabeth E. Bailey
John C. Hower Professor of Public Policy and
Management, The Wharton School,
University of Pennsylvania

John H. Biggs
Chairman, President, and
Chief Executive Officer, CREF and TIAA

Joyce A. Fecske
Vice President Emerita, DePaul University

Edes P. Gilbert
Retired Head, The Spence School and
Consultant, Independent Education Services

Stuart Tse Kong Ho
Chairman and President,
Capital Investment of Hawaii, Inc. and
Chairman, Gannett Pacific Corporation

Nancy L. Jacob
President and Managing Principal,
Windermere Investment Associates

Marjorie Fine Knowles
Professor of Law, College of Law,
Georgia State University

Martin L. Leibowitz
Vice Chairman and Chief Investment Officer,
CREF and TIAA

Bevis Longstreth
Of Counsel, Debevoise & Plimpton

Robert M. Lovell, Jr.
Founding Partner, First Quadrant L.P.

Stephen A. Ross
Franco Modigliani Professor of Finance and
Economics, Sloan School of Management,
Massachusetts Institute of Technology

Eugene C. Sit
Chairman, Chief Executive Officer, and
Chief Investment Officer, Sit Investment
Associates, Inc. and Sit/Kim International
Investment Associates, Inc.

Maceo K. Sloan
Chairman and Chief Executive Officer,
NCM Capital Management Group, Inc. and
Sloan Financial Group, Inc.

David K. Storrs
President and Chief Executive Officer, Alternative
Investment Group, L.L.C.

Robert W. Vishny
Eric J. Gleacher Professor of Finance,
Graduate School of Business,
University of Chicago


2000 Senior Management
-------------------------------------------------

John H. Biggs
Chairman, President, and  Chief Executive Officer

Martin L. Leibowitz
Vice Chairman and Chief Investment Officer

John J. McCormack
President, TIAA-CREF Enterprises

Mary Ann Werner
President, Shared Services

James A. Wolf
President, Retirement Services


Executive Vice Presidents
--------------------------------------------------------------------------------

C. Victoria Apter
Corporate Management
Information Systems

Scott C. Evans
CREF Investments

Martin E. Galt
TIAA-CREF Investment Products

Richard L. Gibbs
Finance and Planning

Don Harrell
External Affairs

Matina S. Horner
Human Resources

Frances Nolan
Retirement Administration

Deanne Shallcross
TIAA-CREF Marketing

David Shunk
Consulting Services

John A. Somers
TIAA Investments

Charles H. Stamm
Law and General Counsel



92 o 1999 CREF Annual Report

For More Information...


Internet Access
--------------------------------------------------------------------------------

     www.tiaa-cref.org
     24 hours a day, 7 days a week

     Through our Inter/ACT system at TIAA-CREF's Web Center you can see the latest value of your annuity accumulations and recent premium history, review your premium allocation and/or change the allocation for future premiums, transfer accumulations among the accounts, and change your address. If you own TIAA-CREF Mutual Funds, you can also see your account balance and transaction records, exchange shares between funds, and buy new shares online.


Automated Telephone Service
--------------------------------------------------------------------------------

     800 842-2252
     24 hours a day, 7 days a week

     You can see TIAA's current rates of interest, the current performance of the variable annuity accounts, the latest accumulation unit values, and the amount of your total accumulations. You also can allocate future premiums and transfer accumulations. And TIAA-CREF Mutual Funds shareholders can check fund performance, check their account balances, and initiate purchases or exchanges.


Personal Assistance
--------------------------------------------------------------------------------

     800 842-2776
     8 a.m. to 11 p.m. ET Monday - Friday
     9 a.m. to 6 p.m. ET Saturday and Sunday

     For answers to questions about retirement saving and planning, quarterly and annual annuity benefits reports, receiving annuity payments, annuity options, and tax reports.


     800 223-1220
     8 a.m. to 8 p.m. ET Monday - Friday

     For answers to questions about TIAA-CREF Mutual Funds, TIAA-CREF Personal Annuity Select, Teachers LongTerm Care Insurance, and TIAA life insurance.


     888 842-9001
     9 a.m. to 6 p.m. ET Monday - Friday

     TIAA-CREF Trust Company, FSB. For answers to questions about the Trust Company's investment advisory, estate planning, and related trust services.


     800 842-2755
     8 a.m. to 11 p.m. ET Monday - Friday

     For hearing- or speech-impaired participants.


                                                    1999 CREF Annual Report o 93

[LOGO]   730 Third Avenue                                  ---------------------
         New York, NY 10017-3206                                 PRESORTED
                                                                 STANDARD
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

College Retirement Equities Fund



                 1999 Annual Report                 [GRAPHIC]

                                    Money Market o Inflation-Linked Bond o
                                    Bond Market o Social Choice o Equity Index

Contents

                                                       Page

Letter from the Chief Executive Officer                  1

Letter from the Chief Investment Officer                 2

Management/Status of the Accounts

   Money Market Account                                  4

   Inflation-Linked Bond Account                         5

   Bond Market Account                                   6

   Social Choice Account                                 8

   Equity Index Account                                 10

Audited Statement of Investments

   Money Market Account                                 11

   Inflation-Linked Bond Account                        15

   Bond Market Account                                  16

   Social Choice Account                                21

   Equity Index Account                                 28

Audited Financial Statements

   Report of Management Responsibility                  54

   Report of Independent Auditors                       54

   Statements of Assets and Liabilities                 55

   Statements of Operations                             55

   Statements of Changes in Net Assets                  56

   Notes to Financial Statements                        56

Participant Voting Results                              62

Trustees and Senior Management                          63

For More Information...                                 65

Dear Participant:

1999 was a challenging year for investors, but TIAA-CREF participants had much to smile about at its end. This volume contains performance reports and other information for five of the eight CREF accounts. A companion booklet contains comparable information for the CREF Stock, Global Equities, and Growth Accounts
- the other three accounts available under CREF variable annuities. We grouped the accounts this way to keep the cost of the report low; this combination results in the fewest number of booklets to serve all CREF participants. You might notice that we've enhanced the content and presentation of this information. It's part of an ongoing effort to provide information in as accessible a form as you want it.

Besides the eight CREF accounts, two other asset classes round out the alternatives for TIAA-CREF retirement products - the TIAA Real Estate Account and the TIAA Traditional Annuity. Both also performed well in 1999. For information on historical and current rates for all of our products, visit our Web Center or call our Automated Telephone Service (see the Inside Back Cover). An annual report for the TIAA Real Estate Account is available; ask us for the 10-K report. The TIAA Real Estate Account is not available in California.

New Retirement Savings Opportunities. It has been only two years since we expanded the opportunity for participants to consolidate IRA money they had previously accumulated by rolling it over to a TIAA-CREF annuity, and little more than one year since we offered Roth and contributory classic IRAs. In 1999, we received nearly $1 billion in IRA premiums and rollovers. Now, in response to participants' requests (as IRAs were), TIAA-CREF introduces annuities for use with Keogh plan savings, beginning March 1, 2000. Keogh plans are similar to IRAs but are for income that a person derives from self-employed activities (such as publishing royalties).

The TIAA-CREF Web Center. In 1999, many organizations still pursued, and achieved, major productivity improvements and better customer service, driven, to some extent, by the opportunities inherent in the computer/Internet revolution. TIAA-CREF is a good example of this, with our new Web Center, introduced last fall. The new Web Center (www.tiaa-cref.org) offers a broader menu of TIAA-CREF financial performance information, quote engines, interactive calculators, a reservation system for meetings and personal counseling, downloadable and on-screen product enrollment forms, and more.

Some of the Web Center's most impressive enhancements are in the Financial Performance menu. For example, selecting "Retirement Investments" will take you to an all-accounts view of unit values and total return data, including returns for 1-, 3-, 5-, and 10-year periods and since inception. Each account entry hyperlinks to profiles containing daily updated performance graphs over rolling 30-, 90-, and 180-day and 1-, 3-, and 5-year periods.

                                   [PHOTO]

                       JOHN H. BIGGS CHAIRMAN, PRESIDENT,
                       AND CHIEF EXECUTIVE OFFICER

Annuity Income Increases. Each May 1, for most CREF participants receiving lifetime annuity income, their CREF income changes to reflect the investment performance of the account in which their money is invested during the twelve-month period ending the prior March 31. (Recently we introduced the alternative of monthly income changes, and some CREF participants chose to use it.) In 1999, income from all eight of the CREF accounts increased again.

================================================================================
 ...we are committed to continuing to deliver first-rate service...and professional, disciplined investment performance.
================================================================================

Our report on CREF's investment performance in 1999 begins with Marty Leibowitz' letter on the next two pages. As for the future, we are committed to continuing to deliver first-rate service - with a number of exciting projects in development - low expenses, products that meet your retirement and long-term investing needs, and professional, disciplined investment performance. We look forward to reporting to you on our progress as the year unfolds.


/s/ John H. Biggs

John H. Biggs

Chairman, President,
and Chief Executive Officer

Dear Participant:

In 1999, the bond and stock markets surprised many of the experts. A Blue Chip survey of Wall Street economists done early in 1999 found that the consensus prediction was for the U.S. economy to grow 2.2 percent. Instead it grew about
4.0 percent. Similarly, the economists' prediction was for the 30-year Treasury bond to drop to an average of 5.0 percent for the year compared to 5.6 percent in 1998. Instead the rate rose to 5.9 percent. And the consensus prediction was for the S&P 500 to rise less than 10 percent. In fact, it ended the year up over 20 percent. To be sure, the predictors came close on inflation: they expected about 2.0 percent inflation in 1999 and it turned out to be 2.2 percent.

More broadly, the strong U.S. economy in 1999 overcame a number of trends that may have affected expectations. These included:

o the sheer length of the 1990s economic boom, which has lasted longer than any other since the Great Depression;

o substantial corporate spending to detect and eliminate Y2K bugs and ultimately unrealized investor reactions to Y2K-related uncertainties;

o    increased competition from reawakening overseas economies; and

o    price increases in oil, some other commodities, and medical care.

                                  [PHOTO]

                       MARTIN L. LEIBOWITZ, VICE CHAIRMAN
                       AND CHIEF INVESTMENT OFFICER

Against this background, the CREF Money Market, Inflation-Linked Bond, Bond Market, Social Choice, and Equity Index Accounts posted continuing strong performance. The latter three accounts all received 5-star ratings for most of the year from the Morningstar variable annuity rating service (Morningstar does not rate money market and inflation bond accounts). The accompanying table shows, for each of the CREF Accounts, the 1999 total return (gains and losses plus investment income) compared to the total return for their benchmarks and for the average fund category that best matches their investment objectives (as measured by Lipper Analytical Services, Inc.).


================================================================================
 ...The CREF Money Market, Inflation-Linked Bond, Bond Market, Social Choice, and Equity Index Accounts posted continued strong performance.
================================================================================


The CREF Money Market Account bested both its benchmark and its peer group, while the Social Choice Account outperformed its Lipper peer group by nearly 2.0 percent. The other accounts came close to their respective performance benchmarks.


2 o 1999 CREF Annual

Total Returns
--------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 1999

--------------------------------------------------------------------------------
CREF Money Market Account                                                4.98%
--------------------------------------------------------------------------------
Lipper Money Market Funds Average                                        4.49%
IBC Money Fund Report Averages - All Taxable                             4.64%

--------------------------------------------------------------------------------
CREF Inflation-Linked Bond Account                                       2.10%
--------------------------------------------------------------------------------
Salomon Smith Barney
   U.S. Inflation-Linked Bond Index                                      2.39%

--------------------------------------------------------------------------------
CREF Bond Market Account                                                -1.12%
--------------------------------------------------------------------------------
Lipper Intermediate
   Investment Grade Debt Index                                          -0.98%
Lehman Brothers Aggregate Bond Index                                    -0.82%

--------------------------------------------------------------------------------
CREF Social Choice Account                                              10.80%
--------------------------------------------------------------------------------
Lipper Balanced Fund Index                                               8.98%
Standard & Poor's 500 Stock Index                                       21.04%
Lehman Brothers Aggregate Bond Index                                    -0.82%

--------------------------------------------------------------------------------
CREF Equity Index Account                                               20.82%
--------------------------------------------------------------------------------
Russell 3000(R)Index                                                    20.90%

Investment performance for other periods, plus details on the composition of the accounts' portfolios and comments from the portfolio managers, are on the pages that immediately follow this letter. A companion booklet contains comparable performance reports and other comments for the CREF Stock, Global Equities, and Growth Accounts - the other three accounts available under CREF variable annuities.

The Accounts' Expenses
--------------------------------------------------------------------------------

Year after year, the only sure thing in investing is the effect of low expenses on total returns. Expenses are the one factor affecting return that can be predicted in advance. In 1999, the CREF Accounts covered here had expenses, as a percentage of net assets, that ranged from .30 to .36 percent.

================================================================================
 ...the CREF Accounts' expenses, as a percent of average net assets, ranged from
0.30 to 0.36 percent. These are the lowest of all variable annuity funds with comparable investment objectives...
================================================================================

These are the lowest expenses for all variable annuity funds with comparable investment objectives, according to Lipper Analytical Services, Inc. and they compare very favorably to most mutual funds.


/s/ Martin L. Leibowitz,

Martin L. Leibowitz,
Vice Chairman and Chief Investment Officer


                                                     1999 CREF Annual Report o 3

Money Market Account



================================================================================
Investment Objective     High current income consistent with maintaining
                         liquidity and preserving capital.
================================================================================

The Account's returns generally reflect prevailing short-term interest rates. During the year, the Federal Reserve changed monetary policy during the second, third and fourth quarters. Each time, the "Fed" raised short-term interest rates. At year-end, the Federal Funds Rate and the Discount Rate were 5.50 percent and 5.00 percent respectively.

In the fourth quarter of 1999, the weighted-average maturity for the Account varied from a low of 48 days to a high of 56 days as compared to a range of 51 days to 57 days for the IBC Money Fund Report Averages - All Taxable (the Account's benchmark). Our goal for the first quarter of 2000 is for the Account to have a weighted-average maturity that is similar to the benchmark's.

Throughout 1999 we made asset allocation changes among the different sectors of money market securities whenever better relative value opportunities appeared. For example, during the third quarter and the first few weeks of the fourth quarter we slightly increased by about a percentage point each the portion of the Account's holdings in commercial paper and U.S. Treasury and government agency securities and decreased by about a percentage point each its holdings in bank liabilities and in floating/variable rate securities.

In part the Account outperformed the benchmark and its peers in 1999 because it held a greater proportion of high quality commercial paper and a smaller proportion of U.S. Treasury and U.S. government agency securities than the benchmark.

--------------------------------------------------------------------------------
                                        Net Annualized Yield for the
                                           7 days ending 12/28/99
                                  Current Yield             Effective Yield
--------------------------------------------------------------------------------
   Money Market Account               5.65%                       5.81%

   IBC Money Fund Report
     Average-- All Taxable            5.13%                       5.26%


$10,000 over Ten Years
--------------------------------------------------------------------------------

[LINE GRAPH OMITTED]


                                                   IBC Money
                                                  Fund Report
                         Money Market              Averages -
 Date                     Account                 All Taxable
 ----                     -------                 -----------
                          10,000                   10,000
 December 1990            10,825                   10,781.68
 December 1991            11,501.1                 11,396.64
 December 1992            11,928.1                 11,783.16
 December 1993            12,294.2                 12,104.06
 December 1994            12,794                   12,559.55
 December 1995            13,547                   13,249.53
 December 1996            14,262.5                 13,903.84
 December 1997            15,048.1                 14,612.27
 December 1998            15,868.4                 15,349.16
 December 1999            16,659.4                 16,060.69



The graph assumes a $10,000 investment in the CREF Money Market Account on December 31, 1989. It shows that, by the end of 1999, the investment would have grown to $16,659. For comparison, the graph shows how a $10,000 investment in IBC Money Fund Report Averages - All Taxable, the Money Market Account's benchmark, did over the same period.


Portfolio Diversification
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

             Commercial Paper                     73.0%
             ------------------------------------------
             U.S. Government Agencies             12.5%
             ------------------------------------------
             Bank CD's                             4.8%
             ------------------------------------------
             Bank Notes - U.S. Banks               3.0%
             ------------------------------------------
             U.S. Treasury Notes                   2.3%
             ------------------------------------------
             Medium-term Notes                     2.2%
             ------------------------------------------
             Variable Rate Notes                   2.2%
             ------------------------------------------


Performance at a Glance as of 12/31/99
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                      Average Annual Compound          Cumulative Rates
                                      Rates of Total Return(1)         of Total Return(1)            Net Assets
                                    1 year    5 years  10 years   1 year   5 years    10 years      (in billions)
-----------------------------------------------------------------------------------------------------------------
Money Market Account                 4.98%     5.42%     5.24%     4.98%    30.21%     66.59%        $ 7.1
IBC Money Fund Report
      Averages - All Taxable         4.64%     5.04%     4.86%     4.64%    27.87%     60.59%
Lipper Money Market Funds Average    4.95%     4.80%     4.49%     4.95%    27.33%     59.82%

(1) Past performance shouldn't be taken as a guarantee of the same future rates of return from the Money Market Account. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.


4 o 1999 CREF Annual Report

Inflation-Linked Bond Account

================================================================================
Investment Objective     A long-term rate of return that outpaces inflation,
                         primarily through investment in inflation-indexed bonds
                         -- fixed-income securities whose returns are designed
                         to track a specified inflation index over the life of
                         the bond.
================================================================================


     Inflation continues to rise slightly. For 1999, inflation was 2.2 percent as an annual average. The Account had a 1999 return of 2.10 percent, 0.29 percentage points behind the Salomon Smith Barney U.S. Inflation-Linked Bond Index, its benchmark. The underperformance can be attributed to expenses (the Account has investment and operations expenses deducted from its net assets, but the Index does not).

     During the first two months of the fourth quarter, the Account had a positive rate of return, but its return in December was negative. There are two reasons for this. One is that an unusually large quantity of inflation-linked bonds were put up for sale by the primary dealers, who were reducing all their positions in these securities for year-end, to position themselves for the next inflation-linked auction. (On January 5, 2000, the U.S. Treasury announced it would be issuing $6 billion of new 10-year inflation-linked notes that mature on January 15, 2010.) The other is that some investors sold their holdings of inflation-linked securities anticipating that real (i.e., inflation-adjusted) interest rates might go higher and that if so they would be able to buy these securities cheaper at a later date.


--------------------------------------------------------------------------------
How Do TIIS Work?
--------------------------------------------------------------------------------

     Like conventional bonds, U.S. Treasury Inflation-Indexed Securities (TIIS) pay interest at fixed intervals and return the principal at maturity. Unlike conventional bonds, the principal of a TIIS bond changes periodically (usually every six months) to match inflation as measured by the Consumer Price Index for All Urban Consumers (CPI-U). Interest is paid twice a year. The interest rate is fixed, but the amount of each interest payment varies because the rate is applied to a principal that is changing to keep up with inflation.

     Inflation-indexed bonds are designed to pay a "real" rate of interest - that is, a return in addition to the inflation rate. The bonds are generally issued at a fixed interest rate that is lower than conventional bonds of comparable maturity and quality, but they are expected to retain their value against inflation over time.

--------------------------------------------------------------------------------


$10,000 since 5/1/97 Inception
--------------------------------------------------------------------------------

[LINE GRAPH OMITTED]

                                                Salomon Smith Barney
                     Inflation-Linked           U.S. Inflation-Linked
                       Bond Account                   Bond Index
                     ----------------           ---------------------
June 1997                 10014.8                      10021.1
December 1997             10258.3                      10282.9
June 1998                 10421.9                      10454.1
December 1998             10615.5                      10687.1
June 1999                 10800                        10887.2
December 1999             10838.9                      10942.4


The graph assumes a $10,000 investment in the CREF Inflation-Linked Bond Account, on May 1, 1997. It shows that, by the end of 1999, the investment would have grown to $10,839. For comparison, the graph shows how a $10,000 investment in the Salomon Smith Barney Inflation-Linked Bond Index, the Inflation-Linked Bond Account's benchmark, did over the same period.


  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]


Portfolio Composition
----------------------------------------

Intermediate-term Bonds           48.1%
----------------------------------------
Long-term Bonds                   29.8%
----------------------------------------
Short-term Bonds                  18.1%
----------------------------------------
Short-term investments             2.5%
----------------------------------------
Other Assets                       1.5%
----------------------------------------


Performance at a Glance as of 12/31/99
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                               Average Annual Compound       Cumulative Rates
                                                               Rates of Total Return(1)      of Total Return(1)     Net Assets
                                                                1 year  since inception   1 year  since inception  (in billions)
--------------------------------------------------------------------------------------------------------------------------------
Inflation-Linked Bond Account                                    2.10%        3.06%        2.10%        8.39%        $   0.14
Salomon Smith Barney U.S. Inflation-Linked Bond Index            2.39%        3.43%        2.39%        9.42%

(1) Past performance shouldn't be taken as a guarantee of the same future rates of return from the Inflation-Linked Bond Account. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

                                                     1999 CREF Annual Report o 5

Bond Market Account

================================================================================
Investment Objective    A favorable long-term rate of return, primarily through
                        high current income consistent with preserving capital.
================================================================================

     For 1999 the Bond Market Account's total return was -1.12 percent, which was 0.30 percentage points lower than the benchmark Lehman Brothers Aggregate Bond Index. The difference is equal to the Account's expense charge (the Index has no expense charge). The Account was 0.14 percentage points lower than similar funds (as measured by the Lipper Intermediate Investment Grade Debt Index). Both the benchmark and the Account had negative returns in 1999, only the second year this has occurred since their respective inception dates.

     In the first quarter of 1999, the Account's return was reduced relative to the benchmark and the Account's peers because of the performance of one of our holdings, Loewen Group. That company experienced financial difficulties related to its rapid expansion. But in the second half of the year the Account outperformed its benchmark and its peers, offsetting almost all the earlier underperformance.

     ---------------------------------------------------------------------------
     The Account's Benchmark

     The benchmark we use for the CREF Bond Market Account is the Lehman Brothers Aggregate Bond Index, representing the entire U.S. bond market. The Index includes more than 5,000 taxable government, investment grade, and mortgage-backed securities.
     ---------------------------------------------------------------------------

     This "comeback" was a result of a significant shift in the Account's investment strategy in early August. We significantly increased the percentage of the portfolio invested in mortgages, corporate bonds, securities of U.S. government agencies, and asset-backed securities (the "spread sectors") relative to the proportions in the benchmark and the peer group. (Spread is the difference between the yield of a security and the yield of a U.S. Treasury security of similar duration.) We did this after witnessing a widening of spreads over the summer months. Spreads widened for three reasons: investors were concerned about the market's ability to absorb an increase in newly issued securities, the possibility that the Federal Reserve Board would increase interest rates, and were nervous about the market impact of Y2K. We believed that the widening would reverse, and when it did, in the third and fourth quarters, the Account's total return rose more than its benchmark and peer group.


$10,000 since 3/1/90 Inception
--------------------------------------------------------------------------------

[LINE GRAPH OMITTED]

                                              Lehman
                                             Brothers
                     Bond Market             Aggregate
Date                   Account              Bond Index
----                 -----------            ----------

                          10000                 10000
December 1990           10850.8               10991.5
December 1991             12614               12750.5
December 1992           13511.5               13694.2
December 1993           15047.3               15029.3
December 1994           14447.9               14490.9
December 1995           17024.7               17286.6
December 1996           17548.4               17914.2
December 1997           19228.6               19643.7
December 1998           20883.2               21350.1
December 1999           20648.8               21174.6

The graph assumes a $10,000 investment in the CREF Bond Market Account, on March 1, 1990. It shows that, by the end of 1999, the investment would have grown to $20,649. For comparison, the graph shows how a $10,000 investment in the Lehman Brothers Aggregate Bond Index, the Bond Market Account's benchmark (see box at left), did over the same period.

6  o 1999 CREF Annual  Report

Performance at a Glance as of 12/31/99
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                             Average Annual Compound                  Cumulative Rates
                                             Rates of Total Return(1)                 of Total Return(1)                 Net Assets
                                        1 year     5 years   since inception    1 year     5 years  since inception    (in billions)
------------------------------------------------------------------------------------------------------------------------------------
Bond Market Account                     -1.12%      7.40%        7.68%          -1.12%      42.92%     107.10%              $2.9
Lehman Brothers Aggregate Bond Index    -0.82%      7.73%        7.92%          -0.82%      45.12%     111.75%
Lipper Intermediate
  Investment Grade Debt Index           -0.98%      7.08%        7.26%          -0.98%      40.76%      99.34%

(1) Past performance shouldn't be taken as a guarantee of the same future rates of return from the Bond Market Account. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

Why, since this strategy was successful, didn't the Account have positive returns for the year? Because interest rates rose during the year, and when interest rates rise, bond prices fall. Rates rose so much that the effect of the rise more than offset the benefit from tighter spreads. Rates rose because, citing signs of continued economic strength and hints of inflation, on June 30, the Federal Reserve raised the discount rate by 0.25 percentage point to 5.00 percent, the first of three identical rate hikes in 1999. In 1999, 2-year U.S. Treasury note yields rose from 4.54 percent to 6.24 percent, 5-years rose 1.81 percentage points to 6.36 percent, 10-years rose from 4.66 percent to 6.44 percent, and 30-years were up 1.38 percentage points to 6.48 percent.

Ten Largest Holdings as of 12/31/99
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                         Market   Percent
                         Coupon  Maturity   Principal    Value    of Net
   Issuer                 Rate     Date       (000)      (000)    Assets
--------------------------------------------------------------------------------
   FGLMC                 6.500%   2/01/29   $177,040   $166,915    5.75
   U.S. Treasury Bond    8.875    2/15/19     96,478    117,432    4.04
   GNMA                  7.000    1/25/30    103,500     99,942    3.44
   FNMA                  5.125    2/13/04    100,500     94,486    3.25
   FGLMC                 8.000    1/25/30     89,000     89,862    3.09
   FGLMC                 7.500    1/25/30     90,100     89,171    3.07
   FGLMC                 7.000    1/25/30     76,000     73,554    2.53
   U.S. Treasury Bond   12.000    8/15/13     54,830     73,215    2.52
   FNMA                  7.000    1/25/30     75,500     72,999    2.51
   FNMA                  5.250    1/15/03     70,400     67,716    2.33

Portfolio Composition
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

               Mortgage-backed and Other
               Asset-backed Securities             50.1%
               -----------------------------------------

               Corporate Bonds                     25.2%
               -----------------------------------------

               U.S. Government and
               Government Agency
               Securities                          20.4%
               -----------------------------------------

               Foreign Government and
               Foreign Corporate Bonds
               Denominated in U.S. dollars          3.6%
               -----------------------------------------

               Money Market                         0.7%
               -----------------------------------------

The bonds we buy are typically of high credit quality; the majority carry ratings of A or higher from the major rating agencies. At year-end, the quality ratings of the Account's long-term debt holdings were as follows:

--------------------------------------------------------------------------------
                                            Rating                  Percent
--------------------------------------------------------------------------------
Investment Grade                            Aaa/AAA                   51.2
                                            Aa/AA                      4.3
                                            A/A                       12.7
                                            Baa/BBB                    9.5
Below Investment Grade                      Ba/BB                      1.0
                                            B                          0.2
U.S. Government obligations                 (not rated)               20.4
Money market instruments                    (not rated)                0.7



                                                     1999 CREF Annual Report o 7

Social Choice Account

================================================================================
Investment Objective     A favorable long-term rate of return that reflects the
                         investment performance of the financial markets while
                         giving special consideration to certain social
                         criteria.
================================================================================

Investment Strategy
--------------------------------------------------------------------------------

     This is a balanced account, with assets in stocks and other equity securities, and bonds and other fixed-income securities, including money market and other short-term debt investments. The Account invests only in companies that are both suitable from a financial perspective and also whose activities are consistent with the Account's social criteria screens.

     When market conditions or transaction needs require, the equity portion can reach either 70 percent or 50 percent, with corresponding changes in the fixed-income portion. We can change these percentages even further if we think it is appropriate.

     The equities portion of the account attempts to track the Standard & Poor's 500(R) Stock (S&P 500) Index. The Account can also invest up to 15 percent of its assets in foreign securities.

     ---------------------------------------------------------------------------
     The Account's Benchmarks

     The benchmarks we use for the Social Choice Account are the S&P 500, representing the U.S. stock market, and the Lehman Brothers Aggregate Bond Index, representing fixed-income investments.
     ---------------------------------------------------------------------------

     The fixed-income portion of the Account attempts to track the Lehman Brothers Aggregate Bond Index.

     The social criteria that the Account uses are nonfundamental investment policies. This means CREF can change the criteria without approval of the Account's participants, though we will inform you if we do change them. Currently, the Account won't invest in companies and debt issuers that:

$10,000 since 3/1/90 Inception
--------------------------------------------------------------------------------


[LINE GRAPH OMITTED]

                                                             Lehman
                                                            Brothers
                Social Choice           S&P 500             Aggregate
Date               Account            Stock Index          Bond Index
----            -------------         -----------          ----------
                   10000                10000               10000
December 1990      10338.6              10250.5             10991.5
December 1991      12942.9              13373.6             12750.5
December 1992      14380.4              14392.2             13694.2
December 1993      15735.3              15842.9             15029.3
December 1994      15529.5              16052.2             14490.9
December 1995      20109.9              22084.2             17286.6
December 1996      23233.8              27154.8             17914.2
December 1997      28954.8              36214.5             19643.7
December 1998      34343.6              46563.3             21350.1
December 1999      38054                56362.2             21174.6


The graph assumes a $10,000 investment in the CREF Social Choice Account, on March 1, 1990. It shows that, by the end of 1999, the investment would have grown to $38,054. For comparison, the graph shows how $10,000 investments in the Social Choice Account's benchmarks (see box at left) did over the same period.

     o Engage in activities that result or are likely to result in significant damage to the environment;

     o    Have a significant portion of their business in weapons manufacturing;

     o    Produce and market alcoholic beverages or tobacco products;

     o    Produce nuclear energy; or

     o Have operations in Northern Ireland and have not adopted the McBride Principles (a fair employment code for U.S. firms operating in Northern Ireland) or have not operated consistently with such principles and in compliance with the Fair Employment Act of 1989 (Northern Ireland).

8 o 1999 CREF Annual Report

Performance at a Glance as of 12/31/99
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                             Average Annual Compound                 Cumulative Rates
                                             Rates of Total Return(1)                of Total Return(1)                 Net Assets
                                        1 year     5 years   since inception    1 year     5 years  since inception    (in billions)
------------------------------------------------------------------------------------------------------------------------------------
Social Choice Account                    10.80%     19.63%       14.64%         10.80%      145.04%    283.85%              $4.1
S&P 500 Index                            21.04%     28.56%       19.20%         21.04%      251.12%    463.62%
Lehman Brothers Aggregate Bond Index     -0.82%      7.73%        7.92%         -0.82%       45.12%    111.75%
Lipper Balanced Fund Index                8.98%     16.33%       12.90%          8.98%      113.02%    217.92%

(1) Past performance shouldn't be taken as a guarantee of the same future rates of return from the Social Choice Account. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

   The Account's total return in 1999 was 10.80 percent, 1.82 percentage points above the Lipper Balanced Fund Index, which measures the results of mutual funds with similar investment objectives (ignoring the social criteria). This is an interesting outcome, since it might be expected that one effect of applying the social criteria screens might be to constrain its results relative to balanced funds that don't have these restrictions.



Ten Largest Holdings as of 12/31/99
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                          Principal/        Market       Percent
                   Coupon     Maturity        Shares         Value        of Net
Company              Rate         Date         (000)         (000)        Assets
--------------------------------------------------------------------------------
FGLMC               6.500%     9/01/29      $145,519      $137,196          3.32
Microsoft Corp                                 1,110       129,639          3.14
U.S. Treasury
  Bond              8.875      2/15/19      $ 77,320        94,113          2.28
FGLMC               7.000      1/25/30      $ 84,000        81,296          1.97
Cisco Systems, Inc                               737        78,924          1.91
Wal-Mart
  Stores, Inc                                  1,126        77,835          1.89
Intel Corp                                       804        66,196          1.60
Lucent
  Technologies, Inc                              736        55,069          1.33
American
  International
   Group, Inc                                    500        54,051          1.31
International
  Business
  Machines Corp                                  474        51,160          1.24


Portfolio Composition
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

               U.S. Stocks                         61.9%
               -----------------------------------------
               Long-term Bonds                     37.0%
               -----------------------------------------
               Short-term Investments               1.1%
               -----------------------------------------




                                                     1999 CREF Annual Report o 9

Equity Index Account


================================================================================
Investment Objective     A favorable long-term rate of return from a diversified
                         portfolio selected to track the overall market for
                         common stocks publicly traded in the United States, as
                         represented by a broad stock market index.
================================================================================

     ---------------------------------------------------------------------------

     What is the Russell 3000?
     ---------------------------------------------------------------------------

     The Account uses the Russell 3000(R) Index as its benchmark. The Russell 3000 is an unmanaged index of stocks of the 3,000 larges (based on market capitalization) publicly traded U.S. companies. Russell 3000 companies represent about 98 percent of the total market capitalization of the publicly traded U.S. stock market.

          Frank Russell Company annually rebalances the Index. Each year on May 31, Russell ranks the 3,000 largest U.S. stocks by market capitalization. The shares outstanding for each company are adjusted so the Index includes only the segment in which investors can freely transact shares.

          The 1999 "reconstitution" process resulted in 450 companies being added to the Russell 3000 Index effective July 1, replacing 258 companies that were deleted. The additions exceed deletions because companies that fall out of the index due to mergers or bankruptcies during the previous 12 months are not replaced until the reconstitution process. The additions came from 179 initial public offerings (IPOs), as well as smaller companies that "moved up."

          The Russell 3000 Index is a trademark and servicemark of the Frank Russell Company. No CREF account is promoted, endorsed, sponsored, or sold by, or affiliated with the Frank Russell Company.
     ---------------------------------------------------------------------------


Ten Largest Holdings as of 12/31/99
--------------------------------------------------------------------------------

    --------------------------------------------------------------
                            Shares      Market Value    Percent of
    Company              (000,000)         (000,000)    Net Assets
    --------------------------------------------------------------
    General Electric Co        1.2            $182.6          3.66
    Microsoft Corp             1.3             157.4          3.16
    Cisco Systems, Inc         1.2             124.6          2.50
    Intel Corp                 1.2              98.8          1.98
    Exxon Mobil Corp           1.2              98.3          1.97
    Lucent Technologies, Inc   1.1              84.1          1.69
    International Business
      Machines Corp            0.6              70.1          1.41
    Citigroup, Inc             1.2              67.7          1.36
    Wal-Mart Stores, Inc       1.0              67.5          1.36
    America Online, Inc        0.8              61.2          1.23


$10,000 since 4/29/94 Inception
--------------------------------------------------------------------------------


[LINE GRAPH OMITTED]

                         Equity Index              Russell
 Date                       Account              3000(R)Index
 ----                    ------------            ------------
                            10000                 10000
December 1994               10333.6               10298.9
December 1995               14070.9               14089.5
December 1996               17107.5               17163.6
December 1997               22442.3               22618.8
December 1998               27854.9               28078.1
December 1999               33654.1               33947.5


The graph assumes a $10,000 investment in the CREF Equity Index Account, on April 29, 1994. It shows that, by the end of 1999, the investment would have grown to $33,654. For comparison, the graph shows how a $10,000 investment in the Russell 3000, the Equity Index Account's benchmark (see box at left), did over the same period.


Portfolio Composition
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

               Technology                          28.4%
               -----------------------------------------
               Consumer Products
               and Services                        27.7%
               -----------------------------------------
               Financial                           14.0%
               -----------------------------------------
               Manufacturing and Materials         12.6%
               -----------------------------------------
               Utilities                           11.2%
               -----------------------------------------
               Energy                               4.2%
               -----------------------------------------
               Transportation                       0.9%
               -----------------------------------------
               Short-term Investments               1.0%
               -----------------------------------------

Performance at a Glance as of 12/31/99
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                             Average Annual Compound                 Cumulative Rates
                                             Rates of Total Return(1)                of Total Return(1)                  Net Assets
                                        1 year     5 years   since inception    1 year     5 years  since inception    (in billions)
------------------------------------------------------------------------------------------------------------------------------------
Equity Index Account                     20.82%     26.64%       23.82%          20.82%     225.67%    236.54%               $5.0
Russell 3000 Index                       20.90%     26.94%       24.12%          20.90%     229.62%    241.17%

(1) Past performance shouldn't be taken as a guarantee of the same future rates of return from the Equity Index Account. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

10 o 1999 CREF Annual Report

       STATEMENT OF INVESTMENTS - Money Market Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------


                            Summary by Industry (000)

                                                          VALUE            %
                                                        ----------       ------
SHORT TERM INVESTMENTS
    BANK NOTES ..................................       $  208,266         2.95%
    CERTIFICATES OF DEPOSIT .....................          336,965         4.78
    COMMERCIAL PAPER ............................        5,135,034        72.82
    CORPORATE BONDS .............................           17,940         0.25
    MEDIUM TERM BONDS ...........................          136,116         1.93
    U.S. GOVERNMENT AND AGENCIES ................          878,823        12.46
    U.S. TREASURY SECURITIES ....................          162,363         2.30
    VARIABLE RATE NOTES .........................          157,960         2.24
                                                        ----------       ------

TOTAL SHORT TERM INVESTMENTS
    (Cost $7,034,820) ...........................        7,033,467        99.73
                                                        ----------       ------

TOTAL PORTFOLIO
    (Cost $7,034,820) ...........................        7,033,467        99.73
    OTHER ASSETS & LIABILITIES, NET .............           18,776         0.27
                                                        ----------       ------

NET ASSETS ......................................       $7,052,243       100.00%
                                                        ==========       ======

                                   ----------


 PRINCIPAL                                                           VALUE (000)
 ---------                                                           -----------

SHORT TERM INVESTMENTS--99.73%
     BANK NOTES--2.95%
                  AMERICAN EXPRESS CENTURION BANK
$20,000,000         5.418%, 04/17/00 ....................             $   19,996
                  BANK OF AMERICA
 20,000,000         6.030%, 01/06/00 ....................                 20,000
 25,000,000         5.950%, 02/04/00 ....................                 25,001
 40,000,000         5.930%, 02/28/00 ....................                 40,001
                  FCC NATIONAL BANK
 25,000,000         5.240%, 03/02/00 ....................                 24,961
                  FIRST NATIONAL BANK OF CHICAGO
 25,000,000         5.180%, 03/15/00 ....................                 24,951
                  HUNTINGTON NATIONAL BANK
 10,000,000         5.660%, 07/06/00 ....................                  9,970
                  KEY BANK
 20,000,000         5.650%, 06/26/00 ....................                 19,942
                  SOUTHTRUST BANK NA
 23,500,000         5.160%, 03/27/00 ....................                 23,444
                                                                      ----------
                                                                         208,266
                                                                      ----------

CERTIFICATES OF DEPOSIT--4.78%
                  BANK OF MONTREAL
 20,000,000         5.890%, 02/10/00 ....................                 19,994
                  CANADIAN IMPERIAL BANK OF COMMERCE
 20,000,000         5.000%, 01/27/00 ....................                 19,980
                  COMMERZBANK AG.
 25,000,000         5.090%, 04/12/00 ....................                 24,917
                  DEUTSCHE BANK
 15,000,000         5.710%, 07/06/00 ....................                 14,949
                  DRESDNER BANK
 40,000,000         6.280%, 01/04/00 ....................                 40,000
  9,000,000         5.870%, 03/09/00 ....................                  8,999
                  FIRST TENNESSEE NATIONAL BANK
 30,000,000         5.710%, 01/06/00 ....................                 30,000
                  MELLON BANK NA
 13,350,000         5.700%, 07/07/00 ....................                 13,312
                  NATIONAL WESTMINSTER BANK (NEW YORK)
 25,000,000         5.175%, 03/15/00 ....................                 24,947
                  RABOBANK
 10,000,000         5.290%, 05/19/00 ....................                  9,966
                  REGIONS BANK (ALABAMA)
 20,000,000         6.230%, 11/06/00 ....................                 19,943
                  SOCIETE GENERALE
 50,000,000         5.890%, 04/06/00 ....................                 49,978
                  TORONTO DOMINION BANK
 10,000,000         5.270%, 03/02/00 ....................                  9,984
                  WESTDEUTSCHE LANDESBANK
 20,000,000         6.050%, 02/14/00 ....................                 19,997
 30,000,000         5.980%, 03/01/00 ....................                 29,999
                                                                      ----------
                                                                         336,965
                                                                      ----------

COMMERCIAL PAPER--72.82%
                  ABBEY NATIONAL NORTH AMERICA CORP
 20,000,000         6.010%, 01/24/00 ....................                 19,924
 22,600,000         5.900%, 03/07/00 ....................                 22,362
                  ABBOTT LABORATORIES
  2,652,000         5.670%, 01/06/00 ....................                  2,650
 17,793,000         6.150%, 01/12/00 ....................                 17,760
                  ABN AMRO NORTH AMERICA FINANCE, INC
 30,000,000         5.840%, 03/01/00 ....................                 29,712
                  ALABAMA POWER CO
 17,000,000         6.450%, 01/13/00 ....................                 16,963
                  AMERICAN EXPRESS CREDIT CORP
 19,600,000         6.450%, 01/26/00 ....................                 19,512
                  AMERICAN TELEPHONE & TELEGRAPH CO
  8,525,000         5.900%, 01/12/00 ....................                  8,510
 27,460,000         6.280%, 01/28/00 ....................                 27,331
 34,150,000         5.870%, 02/15/00 ....................                 33,889
                  ANHEUSER-BUSCH CO
 34,000,000        6.120%, 02/11/00 .....................                 33,763
                  ASSET SECURITIZATION COOP CORP
  5,000,000       ~ 5.980%, 01/19/00 ....................                  4,985
 30,000,000       ~ 5.920%, 01/24/00 ....................                 29,886
 30,000,000       ~ 5.920%, 01/27/00 ....................                 29,871
 40,000,000       ~ 5.900%, 01/31/00 ....................                 39,803
 27,000,000       ~ 5.930%, 02/02/00 ....................                 26,856
                  BEAR STEARNS CO, INC
 40,000,000       ~ 5.910%, 02/16/00 ....................                 39,687
                  BELL ATLANTIC FINANCIAL SERVICES, INC
  9,500,000       ~ 5.820%, 01/20/00 ....................                  9,471
 45,000,000       ~ 5.900%, 01/25/00 ....................                 44,823
                  BELL ATLANTIC NETWORK FUNDING CORP
 40,000,000       ~ 5.820%, 01/12/00 ....................                 39,929
 20,000,000       ~ 6.020%, 02/11/00 ....................                 19,863
 20,000,000       ~ 6.000%, 02/16/00 ....................                 19,844
                  BELLSOUTH CAPITAL FUNDING CORP
 27,950,000       ~ 5.860%, 02/24/00 ....................                 27,693
 23,000,000       ~ 5.920%, 03/13/00 ....................                 22,736
 49,000,000       ~ 5.720%, 03/16/00 ....................                 48,410
                  BELLSOUTH TELECOMMUNICATIONS, INC
 22,700,000       ~ 5.880%, 02/07/00 ....................                 22,560
 17,000,000       ~ 5.770%, 02/25/00 ....................                 16,840
                  BETA FINANCE, INC
 20,000,000       ~ 5.900%, 02/28/00 ....................                 19,811
 10,000,000       ~ 5.890%, 04/12/00 ....................                  9,836
                  CAMPBELL SOUP CO
 15,000,000       ~ 4.840%, 01/31/00 ....................                 14,926
 50,000,000       ~ 5.950%, 03/02/00 ....................                 49,513
                  CANADIAN WHEAT BOARD
 40,000,000         5.880%, 02/22/00 ....................                 39,645
 10,000,000         5.750%, 04/05/00 ....................                  9,847
                  CIESCO LP
 10,000,000       ~ 5.930%, 02/01/00 ....................                  9,949
 19,000,000       ~ 5.840%, 02/02/00 ....................                 18,899
 12,000,000       ~ 6.070%, 02/04/00 ....................                 11,931
 25,000,000       ~ 5.930%, 02/07/00 ....................                 24,845
 20,000,000       ~ 5.850%, 02/08/00 ....................                 19,873
 45,000,000       ~ 5.950%, 02/09/00 ....................                 44,706
                  CIT GROUP HOLDINGS, INC
 10,000,000         5.830%, 01/06/00 ....................                  9,992
 30,000,000         5.820%, 01/07/00 ....................                 29,971


                        SEE NOTES TO FINANCIAL STATEMENTS

                                                    1999 CREF Annual Report o 11

       STATEMENT OF INVESTMENTS - Money Market Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------


 PRINCIPAL                                                           VALUE (000)
 ---------                                                           -----------

COMMERCIAL PAPER--(Continued)
                  COCA COLA CO
$20,000,000       ~ 5.800%, 02/18/00 ....................             $   19,837
 21,100,000       ~ 5.980%, 03/03/00 ....................                 20,891
                  COCA COLA ENTERPRISES, INC
 25,000,000       ~ 5.450%, 02/04/00 ....................                 24,871
 25,000,000       ~ 5.970%, 03/03/00 ....................                 24,752
                  COLGATE-PALMOLIVE CO
 16,000,000       ~ 5.850%, 02/01/00 ....................                 15,918
 30,200,000       ~ 5.850%, 02/03/00 ....................                 30,034
                  CORPORATE ASSET FUNDING CORP, INC
 20,000,000       ~ 5.780%, 01/25/00 ....................                 19,921
 25,000,000       ~ 6.020%, 01/25/00 ....................                 24,901
 50,000,000       ~ 5.900%, 01/27/00 ....................                 49,785
 10,000,000       ~ 6.000%, 02/01/00 ....................                  9,949
 25,000,000       ~ 5.850%, 02/08/00 ....................                 24,841
 20,000,000       ~ 5.950%, 03/01/00 ....................                 19,808
                  CREDIT SUISSE FIRST BOSTON, INC
 50,000,000       ~ 5.910%, 03/06/00 ....................                 49,481
                  DAIMLERCHRYSLER NORTH AMERICA HOLDINGS
 10,000,000         5.950%, 02/07/00 ....................                  9,938
 25,000,000         5.820%, 02/17/00 ....................                 24,800
  3,800,000         5.900%, 04/14/00 ....................                  3,736
                  DAYTON POWER & LIGHT CO
 25,565,000         5.810%, 03/02/00 ....................                 25,316
  2,450,000         5.850%, 03/02/00 ....................                  2,426
 11,760,000         5.950%, 03/07/00 ....................                 11,636
                  DELAWARE FUNDING CORP
 50,000,000       ~ 5.930%, 01/13/00 ....................                 49,902
 30,000,000       ~ 5.850%, 01/24/00 ....................                 29,886
 20,000,000       ~ 5.850%, 01/28/00 ....................                 19,911
 34,287,000       ~ 5.920%, 01/28/00 ....................                 34,134
 15,000,000       ~ 6.000%, 02/04/00 ....................                 14,915
                  DEUTSCHE BANK FINANCIAL, INC
 50,000,000         5.940%, 02/01/00 ....................                 49,745
                  DUKE ENERGY CORP
 20,000,000         5.800%, 01/05/00 ....................                 19,987
                  DUPONT
 10,000,000         5.079%, 04/03/00 ....................                  9,971
                  DUPONT (E.I.) DE NEMOURS & CO
 25,000,000         5.820%, 01/19/00 ....................                 24,926
 18,000,000         5.880%, 01/25/00 ....................                 17,929
 13,000,000         5.820%, 01/26/00 ....................                 12,946
 25,000,000         5.750%, 02/09/00 ....................                 24,836
 15,000,000         5.820%, 02/09/00 ....................                 14,902
 20,000,000         5.700%, 02/25/00 ....................                 19,812
 23,000,000         5.890%, 03/14/00 ....................                 22,732
                  ENTERPRISE FUNDING CORP
  5,000,000       ~ 6.100%, 01/24/00 ....................                  4,981
  9,000,000       ~ 5.950%, 01/26/00 ....................                  8,963
 10,147,000       ~ 5.980%, 02/01/00 ....................                 10,095
 15,759,000       ~ 5.870%, 02/04/00 ....................                 15,670
  9,000,000       ~ 6.420%, 02/11/00 ....................                  8,934
 10,000,000       ~ 5.850%, 02/15/00 ....................                  9,924
    432,000       ~ 6.020%, 03/10/00 ....................                    427
                  EQUILON ENTERPRISES LLC
 14,150,000         5.770%, 01/11/00 ....................                 14,127
  6,740,000         6.250%, 01/11/00 ....................                  6,728
  4,200,000         5.900%, 01/27/00 ....................                  4,182
 20,000,000         5.750%, 02/10/00 ....................                 19,866
 14,250,000         5.760%, 02/18/00 ....................                 14,134
 20,000,000         5.930%, 02/23/00 ....................                 19,819
 30,000,000         5.940%, 03/02/00 ....................                 29,708
 25,000,000         5.980%, 03/09/00 ....................                 24,729
                  FLEET NATIONAL BANK
 21,000,000         5.040%, 04/17/00 ....................                 21,000
                  FORD MOTOR CREDIT CO
$20,000,000         5.800%, 01/04/00 ....................                 19,990
 30,000,000         5.680%, 01/26/00 ....................                 29,876
 90,000,000         5.500%, 02/22/00 ....................                 89,285
                  FORTUNE BRANDS, INC
  7,685,000       ~ 5.810%, 01/19/00 ....................                  7,662
 15,000,000       ~ 5.880%, 02/01/00 ....................                 14,924
                  GENERAL ELECTRIC CAPITAL CORP
 20,000,000         6.000%, 01/21/00 ....................                 19,934
 25,000,000         5.930%, 02/22/00 ....................                 24,778
 25,000,000         5.710%, 03/01/00 ....................                 24,760
                  GENERAL ELECTRIC CO
 42,075,000         6.280%, 02/08/00 ....................                 41,796
                  GENERAL MOTORS ACCEPTANCE CORP
 50,000,000         6.400%, 01/24/00 ....................                 49,796
                  GEORGIA POWER CO
 18,000,000         5.900%, 02/10/00 ....................                 17,879
 23,820,000         5.870%, 02/16/00 ....................                 23,634
 20,000,000         5.880%, 02/17/00 ....................                 19,840
 20,000,000         5.900%, 03/09/00 ....................                 19,783
                  GILLETTE CO
 32,075,000       ~ 6.250%, 01/12/00 ....................                 32,014
                  GOLDMAN SACHS GROUP LP
 15,025,000         5.930%, 03/02/00 ....................                 14,879
 50,000,000         5.920%, 03/10/00 ....................                 49,450
 20,000,000         6.000%, 04/03/00 ....................                 19,700
                  GTE CORP
 26,300,000       ~ 5.300%, 01/26/00 ....................                 26,203
                  GTE FUNDING, INC
 30,000,000         6.000%, 02/22/00 ....................                 29,734
 10,300,000         6.020%, 03/07/00 ....................                 10,192
 46,000,000         6.020%, 03/09/00 ....................                 45,501
 22,270,000         5.980%, 03/10/00 ....................                 22,025
 30,000,000         5.980%, 03/13/00 ....................                 29,656
                  HERSHEY FOODS CORP
 14,198,000         5.730%, 02/01/00 ....................                 14,126
                  IBM CREDIT CORP
 27,500,000         5.910%, 01/14/00 ....................                 27,441
 20,000,000         5.900%, 02/07/00 ....................                 19,876
                  J.P. MORGAN & CO
 15,000,000         6.040%, 02/02/00 ....................                 14,919
 14,000,000         5.940%, 02/04/00 ....................                 13,921
 30,000,000         5.960%, 03/20/00 ....................                 29,620
                  JOHNSON & JOHNSON CO
  5,081,000       ~ 5.880%, 03/13/00 ....................                  5,023
 44,425,000       ~ 5.750%, 05/26/00 ....................                 43,376
  9,575,000       ~ 5.700%, 06/30/00 ....................                  9,294
 25,000,000       ~ 5.800%, 07/06/00 ....................                 24,243
  7,000,000       ~ 5.700%, 07/24/00 ....................                  6,768
                  KELLOGG CO
 25,925,000       ~ 5.780%, 03/16/00 ....................                 25,613
                  KIMBERLY-CLARK CORP
  8,100,000         5.800%, 02/07/00 ....................                  8,050
                  LUCENT TECHNOLOGIES, INC
  8,240,000       ~ 5.800%, 01/11/00 ....................                  8,226
 25,000,000       ~ 5.750%, 02/07/00 ....................                 24,845
 21,255,000       ~ 5.840%, 02/17/00 ....................                 21,085
 47,000,000       ~ 5.700%, 03/03/00 ....................                 46,534
 25,000,000       ~ 5.860%, 03/24/00 ....................                 24,668
 20,000,000       ~ 5.840%, 04/04/00 ....................                 19,697
  1,000,000       ~ 5.900%, 04/12/00 ....................                    984
                  MCCORMICK & CO, INC
 10,000,000         5.900%, 01/06/00 ....................                  9,992
                  MCDONALD'S CORP
 20,100,000       ~ 6.420%, 01/19/00 ....................                 20,035

                        SEE NOTES TO FINANCIAL STATEMENTS

12 o 1999 CREF Annual Report

       STATEMENT OF INVESTMENTS - Money Market Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------


 PRINCIPAL                                                           VALUE (000)
 ---------                                                           -----------

COMMERCIAL PAPER--(Continued)
                  MCGRAW-HILL COS, INC
$18,500,000         6.050%, 02/23/00 ....................             $   18,333
 33,500,000         6.000%, 03/02/00 ....................                 33,173
                  MERCK & CO, INC
 50,000,000       ~ 5.730%, 01/31/00 ....................                 49,753
 50,000,000       ~ 5.720%, 02/03/00 ....................                 49,725
                  MERRILL LYNCH & CO, INC
 40,000,000         5.920%, 01/21/00 ....................                 39,868
 49,000,000         5.970%, 02/14/00 ....................                 48,636
                  MORGAN STANLEY DEAN WITTER
 50,000,000         6.000%, 01/07/00 ....................                 49,950
 30,000,000         5.920%, 01/18/00 ....................                 29,915
                  MOTIVA ENTERPRISES LLC
 20,000,000         5.780%, 01/11/00 ....................                 19,967
 10,000,000         5.960%, 01/13/00 ....................                  9,980
 20,000,000         5.790%, 01/21/00 ....................                 19,934
 25,000,000         5.920%, 02/03/00 ....................                 24,863
                  NATIONAL RURAL UTILITIES COOP FINANCE
 17,500,000       ~ 5.780%, 02/16/00 ....................                 17,363
 40,015,000       ~ 5.800%, 02/22/00 ....................                 39,660
 50,000,000       ~ 5.800%, 02/24/00 ....................                 49,539
 25,000,000       ~ 5.800%, 02/25/00 ....................                 24,765
 18,000,000       ~ 5.850%, 03/07/00 ....................                 17,810
                    NEWELL RUBBERMAID, INC
  2,035,000       ~ 5.450%, 01/10/00 ....................                  2,032
 20,600,000       ~ 5.870%, 01/10/00 ....................                 20,570
 25,000,000       ~ 5.840%, 01/25/00 ....................                 24,901
                  NORTHERN STATES POWER CO
 20,000,000         5.860%, 02/10/00 ....................                 19,866
 38,000,000         5.820%, 03/08/00 ....................                 37,594
 30,000,000         5.850%, 03/08/00 ....................                 29,679
                  PACCAR FINANCIAL CORP
 15,000,000         5.900%, 01/11/00 ....................                 14,975
 10,000,000         5.950%, 01/19/00 ....................                  9,970
 12,500,000         5.980%, 01/19/00 ....................                 12,463
  6,410,000         5.950%, 01/25/00 ....................                  6,385
 16,025,000         5.770%, 02/10/00 ....................                 15,917
 25,375,000         5.800%, 02/10/00 ....................                 25,205
 20,000,000         5.800%, 02/17/00 ....................                 19,840
 10,000,000         5.980%, 03/23/00 ....................                  9,869
                  PACIFIC GAS & ELECTRIC CO
 24,629,000         6.000%, 02/14/00 ....................                 24,446
                  PARK AVENUE RECEIVABLES CORP
 43,211,000       ~ 6.150%, 01/11/00 ....................                 43,137
 10,000,000       ~ 6.100%, 01/18/00 ....................                  9,972
  7,000,000       ~ 6.250%, 01/19/00 ....................                  6,978
  7,000,000       ~ 5.950%, 01/24/00 ....................                  6,973
 13,000,000       ~ 6.000%, 02/02/00 ....................                 12,931
 26,376,000       ~ 5.900%, 02/15/00 ....................                 26,175
 43,000,000       ~ 6.150%, 02/16/00 ....................                 42,664
                  PITNEY BOWES CREDIT CORP
 92,000,000         6.550%, 01/12/00 ....................                 91,816
                  PREFERRED RECEIVABLES FUNDING CORP
 25,000,000       ~ 5.930%, 02/08/00 ....................                 24,841
 25,365,000       ~ 5.880%, 02/11/00 ....................                 25,190
 50,000,000       ~ 5.930%, 02/18/00 ....................                 49,592
 11,428,000       ~ 5.880%, 02/25/00 ....................                 11,321
                  PROCTOR & GAMBLE CO
 20,000,000       ~ 5.880%, 02/04/00 ....................                 19,887
 18,550,000       ~ 5.850%, 02/07/00 ....................                 18,435
 32,633,000       ~ 5.850%, 02/10/00 ....................                 32,414
 30,000,000       ~ 5.850%, 02/28/00 ....................                 29,716
 48,000,000       ~ 5.950%, 03/14/00 ....................                 47,442
                  RECEIVABLES CAPITAL CORP
 30,000,000       ~ 6.280%, 01/10/00 ....................                 29,953
$12,000,000       ~ 6.020%, 01/25/00 ....................                 11,953
 40,000,000       ~ 5.940%, 01/26/00 ....................                 39,835
 27,300,000       ~ 6.170%, 01/27/00 ....................                 27,178
  8,194,000       ~ 6.050%, 01/28/00 ....................                  8,158
 14,000,000       ~ 5.910%, 02/09/00 ....................                 13,908
 15,000,000       ~ 5.880%, 02/15/00 ....................                 14,885
                  SALOMON SMITH BARNEY HOLDINGS, INC
  4,100,000         6.000%, 01/20/00 ....................                  4,087
 20,000,000         5.970%, 01/24/00 ....................                 19,924
                  SARA LEE CORP
 18,975,000         5.850%, 01/06/00 ....................                 18,960
 50,000,000         5.850%, 01/20/00 ....................                 49,843
                  SBC COMMUNICATIONS, INC
 20,000,000         5.800%, 01/14/00 ....................                 19,957
 40,000,000         5.850%, 01/24/00 ....................                 39,851
 48,050,000         5.730%, 03/17/00 ....................                 47,464
                  SCHERING CORP
 21,960,000         6.500%, 01/14/00 ....................                 21,908
 50,000,000         6.000%, 02/16/00 ....................                 49,609
 44,900,000        5.880%, 02/23/00 .....................                 44,494
                  THE STANLEY WORKS
 10,000,000       ~ 5.800%, 02/17/00 ....................                  9,920
                  TORONTO DOMINION HOLDINGS (U.S.)
 25,000,000         5.870%, 02/02/00 ....................                 24,867
 40,000,000         5.920%, 03/30/00 ....................                 39,430
                  UNITED TECHNOLOGIES CORP
 25,000,000       ~ 5.950%, 02/09/00 ....................                 24,836
                  VERMONT AMERICAN CORP
 25,000,000       ~ 5.830%, 01/18/00 ....................                 24,932
                  VIRGINIA ELECTRIC & POWER CO
 40,000,000         6.030%, 03/08/00 ....................                 39,572
 30,000,000         6.010%, 03/13/00 ....................                 29,656
                  WAL-MART STORES, INC
 50,000,000       ~ 6.550%, 01/05/00 ....................                 49,964
                  XEROX CAPITAL PLC (EUROPE)
 30,000,000         5.900%, 02/11/00 ....................                 29,794
                                                                      ----------
                                                                       5,135,034
                                                                      ----------

CORPORATE BONDS--0.25%
                  CHRYSLER FINANCIAL CORP
  6,000,000         6.375%, 01/28/00 ....................                  6,000
                  COMMERICAL CREDIT CO
  3,000,000         6.000%, 04/15/00 ....................                  2,998
                  FLORIDA POWER & LIGHT CO
  4,950,000         5.375%, 04/01/00 ....................                  4,939
  4,000,000         6.330%, 07/01/00 ....................                  4,003
                                                                      ----------
                                                                          17,940
                                                                      ----------

MEDIUM TERM BONDS--1.93%
                  ABBEY NATIONAL TREASURY SERVICES
 20,000,000         5.050%, 04/17/00 ....................                 19,932
                  BETA FINANCE, INC
 10,000,000         5.130%, 01/11/00 ....................                  9,997
 10,000,000         5.400%, 06/01/00 ....................                  9,980
                  CIT GROUP HOLDINGS, INC
  4,850,000         6.800%, 04/17/00 ....................                  4,859
                  CITIGROUP, INC
  4,000,000         6.650%, 05/15/00 ....................                  4,000
                  FORD MOTOR CREDIT CO
  5,000,000         7.600%, 03/29/00 ....................                  5,018
                  GENERAL MOTORS ACCEPTANCE CORP
  5,500,000         6.700%, 04/17/00 ....................                  5,509
                  IBM CREDIT CORP
 10,000,000         5.860%, 09/01/00 ....................                  9,970
                  PACCAR FINANCIAL CORP
 17,000,000         5.540%, 06/15/00 ....................                 16,958
  5,000,000         6.390%, 06/15/00 ....................                  5,006
                  PACIFICORP
  5,000,000         7.110%, 01/20/00 ....................                  5,000


                        SEE NOTES TO FINANCIAL STATEMENTS

                                                    1999 CREF Annual Report o 13

       STATEMENT OF INVESTMENTS - Money Market Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------


 PRINCIPAL                                                           VALUE (000)
 ---------                                                           -----------

MEDIUM TERM BONDS--(Continued)
                  PEPSICO, INC
 $5,000,000         5.875%, 06/01/00 ....................             $    4,992
                  XEROX CREDIT CORP
 25,000,000         5.113%, 03/21/00 ....................                 24,913
 10,000,000         5.320%, 03/31/00 ....................                  9,982
                                                                      ----------
                                                                         136,116
                                                                      ----------

U.S. GOVERNMENT AND AGENCIES--12.46%
                  FEDERAL FARM CREDIT BANK (FFCB)
    200,000         4.700%, 01/28/00 ....................                    199
                  FEDERAL HOME LOAN BANK (FHLB)
 14,000,000         5.180%, 01/05/00 ....................                 13,991
 10,000,000         5.300%, 01/06/00 ....................                  9,992
 19,450,000         5.450%, 01/10/00 ....................                 19,423
 13,100,000         5.570%, 01/28/00 ....................                 13,045
 23,000,000         4.770%, 02/08/00 ....................                 22,862
 50,000,000         5.490%, 02/11/00 ....................                 49,674
  8,567,000         5.530%, 02/25/00 ....................                  8,490
 44,400,000         5.600%, 03/15/00 ....................                 43,882
 10,000,000         5.125%, 03/16/00 ....................                  9,982
 38,975,000         5.620%, 03/22/00 ....................                 38,478
    995,000         4.800%, 04/28/00 ....................                    976
  3,700,000         5.490%, 05/05/00 ....................                  3,626
                  FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)
 25,000,000         5.460%, 01/03/00 ....................                 24,992
 30,800,000         5.400%, 01/05/00 ....................                 30,782
  7,200,000         5.450%, 01/10/00 ....................                  7,190
 10,000,000         5.500%, 01/10/00 ....................                  9,986
 25,000,000         5.550%, 01/10/00 ....................                 24,965
 31,250,000         5.560%, 01/10/00 ....................                 31,206
  8,000,000         5.480%, 01/11/00 ....................                  7,988
 21,925,000         5.550%, 01/12/00 ....................                 21,888
 10,631,000         5.570%, 01/12/00 ....................                 10,613
  7,500,000         5.490%, 01/13/00 ....................                  7,486
 35,750,000         5.520%, 01/14/00 ....................                 35,678
 11,987,000         5.530%, 01/14/00 ....................                 11,963
 25,000,000         5.150%, 01/19/00 ....................                 24,929
 20,000,000         5.110%, 01/21/00 ....................                 19,937
 26,206,000         5.540%, 02/02/00 ....................                 26,073
 18,293,000         5.540%, 02/03/00 ....................                 18,197
 10,000,000         5.540%, 02/04/00 ....................                  9,946
 27,000,000         5.450%, 02/25/00 ....................                 26,779
 29,925,000         5.550%, 03/16/00 ....................                 29,571
  2,000,000         5.575%, 03/30/00 ....................                  1,972
                  FEDERAL NATIONAL MORTGAGE
                    ASSOCIATION (FNMA)
 25,000,000         5.480%, 01/18/00 ....................                 24,934
 18,050,000         5.250%, 01/20/00 ....................                 17,996
 13,730,000         5.530%, 01/20/00 ....................                 13,689
 13,075,000         5.540%, 01/20/00 ....................                 13,036
 40,000,000         5.560%, 01/26/00 ....................                 39,844
 50,000,000         5.530%, 01/28/00 ....................                 49,789
 37,000,000         5.480%, 02/15/00 ....................                 36,732
 25,000,000         5.570%, 03/30/00 ....................                 24,650
  3,575,000         5.580%, 04/25/00 ....................                  3,510
 38,000,000         5.050%, 05/12/00 ....................                 37,882
                                                                      ----------
                                                                         878,823
                                                                      ----------

U.S. TREASURY SECURITIES--2.30%
                  U.S. TREASURY BILL
 37,350,000         4.920%, 01/13/00 ....................                 37,286
                  U.S. TREASURY NOTE
125,000,000         5.500%, 02/29/00 ....................                125,077
                                                                      ----------
                                                                         162,363
                                                                      ----------

VARIABLE RATE NOTES--2.24%
                  AMERICAN EXPRESS CENTURION BANK
 15,000,000         5.700%, 02/14/00 ....................                 14,996
 20,000,000         5.700%, 05/19/00 ....................                 19,994
 19,000,000         5.710%, 06/01/00 ....................                 18,992
                  ASSET SECURITIZATION COOP CORP
 15,000,000         6.090%, 03/10/00 ....................                 14,997
                  BETA FINANCE, INC
 20,000,000         5.090%, 04/17/00 ....................                 20,000
 25,000,000         5.710%, 05/25/00 ....................                 24,990
                  CHASE MANHATTAN CORP
 10,000,000         5.710%, 01/20/00 ....................                  9,999
                  GENERAL MOTORS ACCEPTANCE CORP
 14,000,000         6.452%, 03/02/00 ....................                 13,997
                  KEY BANK
 10,000,000         6.106%, 08/29/00 ....................                  9,999
                  SOUTHTRUST
 10,000,000         5.640%, 05/17/00 ....................                  9,996
                                                                      ----------
                                                                         157,960
                                                                      ----------
                  TOTAL SHORT TERM INVESTMENTS
                    (Cost $7,034,820) ...................              7,033,467
                                                                      ----------
                  TOTAL PORTFOLIO
                    (Cost $7,034,820) ...................             $7,033,467
                                                                      ==========

----------
~ Commerical Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933, as amended.

                        SEE NOTES TO FINANCIAL STATEMENTS

14 o 1999 CREF Annual Report

  STATEMENT OF INVESTMENTS - Inflation-Linked Bond Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------


                           Summary by Industry (000)

                                                          VALUE            %
                                                        ----------       ------
BONDS
    GOVERNMENT BONDS
    U.S. TREASURY SECURITIES ....................       $  135,462        96.02%
                                                        ----------       ------
TOTAL GOVERNMENT BONDS
    (Cost $140,839) .............................          135,462        96.02
                                                        ----------       ------
TOTAL BONDS
    (Cost $140,839) .............................          135,462        96.02
                                                        ----------       ------
SHORT TERM INVESTMENT
    COMMERCIAL PAPER ............................            3,548         2.52
                                                        ----------       ------
TOTAL SHORT TERM INVESTMENT
    (Cost $3,548) ...............................            3,548         2.52
                                                        ----------       ------
TOTAL PORTFOLIO
    (Cost $144,387) .............................          139,010        98.54

    OTHER ASSETS & LIABILITIES, NET .............            2,060         1.46
                                                        ----------       ------

    NET ASSETS ..................................       $  141,070       100.00%
                                                        ==========       ======

                                   ----------

 PRINCIPAL                                                           VALUE (000)
 ---------                                                           -----------

BONDS--96.02%
GOVERNMENT BONDS--96.02%
   U.S. TREASURY SECURITIES--96.02%
                  U.S. TREASURY INFLATION INDEXED
$25,808,006         3.625%, 07/15/02 ....................             $   25,550
 23,991,477         3.375%, 01/15/07 ....................                 22,605
 24,361,099         3.625%, 01/15/08 ....................                 23,196
 22,869,781         3.875%, 01/15/09 ....................                 22,098
 24,853,151         3.625%, 04/15/28 ....................                 22,197
 21,229,262         3.875%, 04/15/29 ....................                 19,816
                                                                      ----------
                                                                         135,462
                                                                      ----------
                  TOTAL GOVERNMENT BONDS
                    (Cost $140,839) .....................                135,462
                                                                      ----------
                  TOTAL BONDS
                    (Cost $140,839) .....................                135,462
                                                                      ----------

SHORT TERM INVESTMENT--2.52%
   COMMERCIAL PAPER--2.52%
                  XEROX CAPITAL PLC (EUROPE)
  3,550,000         5.250%, 01/04/00.....................                  3,548
                                                                      ----------
                  TOTAL SHORT TERM INVESTMENT
                    (Cost $3,548)                                          3,548
                                                                      ----------
                  TOTAL PORTFOLIO
                    (Cost $144,387)......................             $  139,010
                                                                      ==========


                        SEE NOTES TO FINANCIAL STATEMENTS

                                                    1999 CREF Annual Report o 15

       STATEMENT OF INVESTMENTS - Bond Market Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------


                           Summary by Industry (000)

                                                          VALUE            %
                                                        ----------       ------
BONDS
    CORPORATE BONDS
    ASSET BACKED ................................       $  181,718         6.25%
    BUSINESS SERVICES ...........................            9,693         0.33
    CHEMICALS AND ALLIED PRODUCTS ...............           43,207         1.49
    COMMUNICATIONS ..............................           91,093         3.14
    DEPOSITORY INSTITUTIONS .....................           62,695         2.16
    ELECTRIC, GAS, AND SANITARY SERVICES ........          130,358         4.49
    FOOD AND KINDRED PRODUCTS ...................           39,328         1.35
    FOOD STORES .................................           19,505         0.67
    GENERAL MERCHANDISE STORES ..................           19,651         0.68
    INDUSTRIAL MACHINERY AND EQUIPMENT ..........            6,404         0.22
    INSTRUMENTS AND RELATED PRODUCTS ............           19,278         0.66
    INSURANCE CARRIERS ..........................           14,497         0.50
    MOTION PICTURES .............................           12,319         0.42
    NONDEPOSITORY INSTITUTIONS ..................          121,913         4.20
    OTHER MORTGAGE BACKED SECURITIES ............           89,078         3.07
    PETROLEUM AND COAL PRODUCTS .................           41,301         1.42
    PRINTING AND PUBLISHING .....................           27,944         0.96
    RAILROAD TRANSPORTATION .....................           10,282         0.35
    SECURITY AND COMMODITY BROKERS ..............           25,710         0.89
    TOBACCO PRODUCTS ............................            6,097         0.21
    TRANSPORTATION BY AIR .......................           18,144         0.62
    TRANSPORTATION EQUIPMENT ....................           54,658         1.88
                                                        ----------       ------
TOTAL CORPORATE BONDS
    (Cost $1,074,326) ...........................        1,044,873        35.96
                                                        ----------       ------
    GOVERNMENT BONDS
    AGENCY SECURITIES ...........................          286,983         9.88
    FOREIGN GOVERNMENT BONDS ....................           69,606         2.40
    MORTGAGE BACKED SECURITIES ..................        1,166,380        40.15
    OTHER MORTGAGE BACKED SECURITIES ............            1,915         0.06
    U.S. TREASURY SECURITIES ....................          299,325        10.30
                                                        ----------       ------
TOTAL GOVERNMENT BONDS
    (Cost $1,866,854) ...........................        1,824,209        62.79
                                                        ----------       ------
TOTAL BONDS
    (Cost $2,941,180) ...........................        2,869,082        98.75
                                                        ----------       ------
SHORT TERM INVESTMENTS
    CERTIFICATES OF DEPOSIT .....................           20,301         0.70
    COMMERCIAL PAPER ............................          558,538        19.22
                                                        ----------       ------
TOTAL SHORT TERM INVESTMENTS
    (Cost $578,800) .............................          578,839        19.92
                                                        ----------       ------
TOTAL PORTFOLIO
    (Cost $3,519,980) ...........................        3,447,921       118.67

    OTHER ASSETS & LIABILITIES, NET .............         (542,639)      (18.67)
                                                        ----------       ------

NET ASSETS ......................................       $2,905,282       100.00%
                                                        ==========       ======


                                   ----------


  PRINCIPAL                                             RATINGS+     VALUE (000)
  ---------                                             --------     -----------

BONDS--98.75%
 CORPORATE BONDS--35.96%
   ASSET BACKED--6.25%
                  ADVANTA MORTGAGE LOAN TRUST
                    SERIES 1998-1 (CLASS A3)
$13,000,000         6.270%, 12/25/17 ....................    AAA      $   12,809
                  BLOCK MORTGAGE FINANCE, INC
                    SERIES 1997-1 (CLASS A-2)
     90,974         6.850%, 10/25/11 ....................    AAA              91
                  CHASE CREDIT CARD MASTER TRUST
                    SERIES 1997-2 (CLASS B)
 10,000,000         6.450%, 04/15/03 ....................     A2           9,999
                  CHASE FUNDING MORTGAGE LOAN
                    SERIES 1999-1 (CLASS IA2)
 13,250,000         6.050%, 05/25/22 ....................    AAA          12,720
                  COMED TRANSITIONAL FUNDING TRUST
                    SERIES 1998-1 (CLASS A5)
  9,500,000         5.440%, 03/25/07 ....................    AAA           8,899
                  FIRST ALLIANCE MORTGAGE LOAN TRUST
                    SERIES 1997-3 (CLASS A1)
  1,927,665         6.935%, 12/20/28 ....................    AAA           1,912
                  GE CAPITAL MORTGAGE SERVICES, INC
                    SERIES 1999-HE1 (CLASS A3)
 20,300,000         6.035%, 06/25/20 ....................    AAA          19,648
                  GREENPOINT MANUFACTURED HOUSING
                    SERIES 1999-5 (CLASS A2)
 21,000,000          7.080%, 02/15/18 ...................    AAA          20,833
                  GREEN TREE HOME EQUITY LOAN TRUST
                    SERIES 1999-A (CLASS A2)
  9,000,000         5.780%, 02/15/14 ....................    AAA           8,882
                  GREEN TREE HOME EQUITY LOAN TRUST
                    SERIES 1998-C (CLASS A3)
 26,340,000         6.180%, 07/15/29 ....................    AAA          26,118
                  MBNA MASTER CREDIT CARD TRUST
                    SERIES 1999-M (CLASS A)
  7,250,000         6.600%, 04/16/07 ....................    AAA           7,124
                  NEWCOURT EQUIPMENT TRUST SECURITIES
                    SERIES 1999-1 (CLASS A4)
 23,500,000         7.180%, 10/20/05 ....................    AAA          23,515
                  RESIDENTIAL ASSET SECURITIES CORP
                    SERIES 1999-KS3 (CLASS AI3)
 12,000,000         7.180%, 01/25/25 ....................    AAA          11,934
                  RESIDENTIAL ASSET SECURITIES CORP
                    SERIES 1999-KS4 (CLASS AI4)
 10,000,000         7.220%, 11/01/06 ....................    AAA           9,822
                  VANDERBILT MORTGAGE FINANCE
                    SERIES 1999-D (CLASS 1A2)
  7,500,000         6.815%, 08/07/12 ....................    AAA           7,412
                                                                      ----------
                                                                         181,718
                                                                      ----------

BUSINESS SERVICES--0.33%
                  COMDISCO, INC (SR NOTE)
 10,000,000         6.000%, 01/30/02 ....................   BAA1           9,693
                                                                      ----------

CHEMICALS AND ALLIED PRODUCTS--1.49%
                  ABBOTT LABORATORIES NOTE
  5,000,000         5.400%, 09/15/08 ....................    AA1           4,443
                  DOW CHEMICAL CO DEB
  5,000,000         7.375%, 11/01/29 ....................     A1           4,781
                  DUPONT (E.I.) DE NEMOURS NOTE
  9,500,000         6.750%, 10/15/04 ....................    AA3           9,375
                  PPG INDUSTRIES, INC NOTE
 10,000,000         7.050%, 08/15/09 ....................     A1           9,735
                  PROCTER & GAMBLE CO (UNSUB NOTE)
 10,000,000         6.600%, 12/15/04 ....................    AA2           9,882
                  ROHM & HAAS CO DEB
  5,000,000         7.850%, 07/15/29 ....................     A3           4,991
                                                                      ----------
                                                                          43,207
                                                                      ----------

                        SEE NOTES TO FINANCIAL STATEMENTS


+ AS PROVIDED BY MOODY'S INVESTORS SERVICES (UNAUDITED)

16 o 1999 CREF Annual Report

       STATEMENT OF INVESTMENTS - Bond Market Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------


  PRINCIPAL                                             RATINGS+     VALUE (000)
  ---------                                             --------     -----------

COMMUNICATIONS--3.14%
                  BELLSOUTH TELECOMMUNICATIONS NOTE
$10,000,000         6.500%, 06/15/05 ....................    AAA      $    9,704
                  ELECTRIC LIGHTWAVE, INC NOTE
 10,000,000         ^ 6.050%, 05/15/04 ..................     A2           9,521
                  GTE CORP DEB
 10,000,000         6.940%, 04/15/28 ....................   BAA1           9,060
                  JONES INTERCABLE, INC (SR NOTE)
 12,500,000         9.625%, 03/15/02 ....................   BAA3          12,991
                  LENFEST COMMUNICATIONS NOTE
  6,000,000         8.375%, 11/01/05 ....................    BA2           6,108
  5,000,000         8.250%, 02/15/08 ....................     B1           5,044
                  MCI WORLDCOM, INC (SR NOTE)
  5,000,000         6.125%, 08/15/01 ....................     A3           4,946
                  QWEST COMMUNICATIONS INTERNATIONAL,
                    INC (SR NOTE)
  7,000,000         7.500%, 11/01/08 ....................    BA1           6,805
                  SPRINT CAPITAL CORP (GUARANTEE NOTE)
  2,000,000         6.375%, 05/01/09 ....................   BAA1           1,840
  8,500,000         6.875%, 11/15/28 ....................   BAA1           7,554
                  U.S. WEST CAPITAL FUNDING, INC
                    (GUARANTEE NOTE)
 10,000,000         6.875%, 08/15/01 ....................   BAA1           9,909
  7,800,000         6.125%, 07/15/02 ....................   BAA1           7,611
                                                                      ----------
                                                                          91,093
                                                                      ----------

DEPOSITORY INSTITUTIONS--2.16%
                  BARCLAYS BANK PLC (SUB NOTE)
  7,000,000         7.400%, 12/15/09 ....................    AA3           6,868
                  CHASE MANHATTAN CORP (SUB NOTE)
  7,000,000         7.000%, 11/15/09 ....................     A1           6,735
                  DIME BANCORP, INC NEW (SR NOTE)
 11,000,000         6.375%, 01/30/01 ....................    BA1          10,967
                  FIRST UNION CORP NOTE
  8,000,000         6.950%, 11/01/04 ....................     A1           7,849
                  FLEET BOSTON CORP (SUB NOTE)
 10,000,000         7.375%, 12/01/09 ....................     A3           9,775
                  PNC FUNDING CORP (GUARANTEE NOTE)
  5,600,000         7.500%, 11/01/09 ....................     A3           5,498
                  WACHOVIA CORP (SUB NOTE)
 11,065,000         6.150%, 03/15/09 ....................     A1          10,057
                  WASHINGTON MUTUAL
  5,000,000        7.500%, 08/15/06 .....................     A3           4,946
                                                                      ----------
                                                                          62,695
                                                                      ----------

ELECTRIC, GAS, AND SANITARY SERVICES--4.49%
                  ALABAMA POWER CO (SR NOTE)
  5,000,000         7.125%, 08/15/04 ....................     A2           4,998
                  CAITHNESS COSO FUND CORP NOTE
 10,000,000         6.800%, 12/15/01 ....................    BA1           9,788
                  CLEVELAND ELECTRIC ILLUMINATING
                    (SR NOTE)
  6,000,000         7.430%, 11/01/09 ....................    BA1           5,695
                  CLEVELAND ELECTRIC TOLEDO
  5,000,000         EDISON NOTE
                    7.190%, 07/01/00 ....................    BA1           4,994
                  CMS PANHANDLE HOLDINGS CO (SR NOTE)
 10,000,000       ^ 6.125%, 03/15/04 ....................   BAA3           9,411
                  COASTAL CORP (SR NOTE)
 11,490,000         10.000%, 02/01/01 ...................   BAA2          11,826
                  CONSUMERS ENERGY CO DEB
  5,000,000         6.200%, 05/01/03 ....................   BAA3           4,739
                  EL PASO ELECTRIC CO
  5,000,000         (FIRST MORTGAGE BOND)
                    8.900%, 02/01/06 ....................   BAA3           5,202
                  EL PASO ENERGY CORP (SR NOTE)
 10,000,000         12.000%, 12/15/00 ...................   BAA2          10,247
                  FPL GROUP CAPITAL, INC
                    (GUARANTEE NOTE)
  5,000,000         7.375%, 06/01/09 ....................     A2           4,912
                  GEORGIA POWER CO (SR NOTE)
 10,000,000         5.500%, 12/01/05 ....................     A2           9,154
                  KN ENERGY, INC (SR NOTE)
  7,000,000         6.450%, 11/30/01 ....................   BAA2           6,887
                  MIDAMERICAN ENERGY HOLDINGS DEB
  5,000,000         8.480%, 09/15/28 ....................   BAA3           5,156
                  MONONGAHELA POWER CO
                    (FIRST MORTGAGE BOND)
  3,000,000         8.625%, 11/01/21 ....................     A1           3,155
                  NATIONAL RURAL UTILITIES TRUST
  5,000,000         5.000%, 10/01/02 ....................    AA3           4,768
                  NIAGARA MOHAWK POWER CO
                    (SR NOTE)
  7,560,978         7.125%, 07/01/01 ....................   BAA3           7,553
                  NIAGARA MOHAWK POWER CO
                    (FIRST MORTGAGE BOND)
  4,500,000         5.875%, 09/01/02 ....................   BAA2           4,333
                  PUGET SOUND ENERGY, INC (SR NOTE)
  5,000,000         7.020%, 12/01/27 ....................   BAA1           4,433
                  TEXAS-NEW MEXICO POWER
                    (FIRST MORTGAGE BOND)
  2,000,000         9.250%, 09/15/00 ....................   BAA2           2,032
                  TEXAS-NEW MEXICO POWER (SR NOTE)
  3,000,000         6.250%, 01/15/09 ....................   BAA2           2,532
                  TXU EASTERN HOLDINGS NOTE
  4,000,000       ^ 6.450%, 05/15/05 ....................     NR           3,784
                  U.S.A. WASTE SERVICES, INC NOTE
  5,000,000         6.125%, 07/15/01 ....................    BA1           4,759
                                                                      ----------
                                                                         130,358
                                                                      ----------

FOOD AND KINDRED PRODUCTS--1.35%
                  COCA COLA ENTERPRISES
                   (PUTABLE ASSET TRUST)
  5,000,000       ^  6.000%, 03/15/01 ...................     A2           4,960
                  DIAGEO CAPITAL PLC NOTE
 10,000,000         6.625%, 06/24/04 ....................     A1           9,789
                  FORTUNE BRANDS, INC (SR NOTE)
 15,000,000       ^  7.125%, 11/01/04 ...................     A2          14,756
                  SEAGRAM JOSEPH & SONS
                    (GUARANTEE NOTE)
 10,000,000         5.790%, 04/15/01 ....................   BAA3           9,823
                                                                      ----------
                                                                          39,328
                                                                      ----------

FOOD STORES--0.67%
                  KROGER CO (GUARANTEE NOTE)
 10,000,000         7.450%, 03/01/08 ....................   BAA3           9,738
                  KROGER CO (SR NOTE)
  5,000,000         8.000%, 09/15/29 ....................   BAA3           4,865
                  SAFEWAY, INC NOTE
  5,000,000         7.500%, 09/15/09 ....................   BAA2           4,902
                                                                      ----------
                                                                          19,505
                                                                      ----------

GENERAL MERCHANDISE STORES--0.68%
                  WAL-MART STORES, INC (SR NOTE)
 10,000,000         6.150%, 08/10/01 ....................    AA2           9,914
 10,000,000         6.875%, 08/10/09 ....................    AA2           9,737
                                                                      ----------
                                                                          19,651
                                                                      ----------

INDUSTRIAL MACHINERY AND EQUIPMENT--0.22%
                  CATERPILLAR, INC DEB
  6,150,000         9.750%, 06/01/19 ....................     A2           6,404
                                                                      ----------

                        SEE NOTES TO FINANCIAL STATEMENTS


+ AS PROVIDED BY MOODY'S INVESTORS SERVICES (UNAUDITED)

                                                    1999 CREF Annual Report o 17

       STATEMENT OF INVESTMENTS - Bond Market Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------


  PRINCIPAL                                             RATINGS+     VALUE (000)
  ---------                                             --------     -----------

INSTRUMENTS AND RELATED PRODUCTS--0.66%
                  EASTMAN KODAK CO
$13,000,000         6.500%, 08/15/01 ....................     A2      $   12,907
                  RAYTHEON CO NOTE
  7,170,000         6.150%, 11/01/08 ....................   BAA2           6,371
                                                                      ----------
                                                                          19,278
                                                                      ----------

INSURANCE CARRIERS--0.50%
                  ALLSTATE CORP (SR NOTE)
  5,000,000         7.200%, 12/01/09 ....................     A1           4,861
                  AMERICAN GENERAL FINANCE (SR NOTE)
  5,000,000         6.750%, 11/15/04 ....................     A2           4,850
                  ASSOCIATED P&C HOLDINGS, INC
  5,000,000         (SR NOTE)
                    6.750%, 07/15/03 ....................   BAA1           4,786
                                                                      ----------
                                                                          14,497
                                                                      ----------

MOTION PICTURES--0.42%
                  TIME WARNER ENTERTAINMENT DEB
 10,515,000         10.150%, 05/01/12 ...................   BAA2          12,319
                                                                      ----------

NONDEPOSITORY INSTITUTIONS--4.20%
                  ARISTAR, INC (SR NOTE)
 10,000,000         6.000%, 05/15/02 ....................     A3           9,692
  9,000,000         7.250%, 06/15/06 ....................     A3           8,806
                  DAIMLERCHRYSLER NA HOLDINGS
                  (MEDIUM TERM NOTE)
 14,000,000         6.670%, 02/15/02 ....................     A1          13,895
 11,500,000         6.840%, 10/15/02 ....................     A1          11,443
                  FINOVA CAPITAL CORP NOTE
  8,000,000         7.250%, 07/12/06 ....................   BAA1           7,772
                  GENERAL ELECTRIC CAPITAL CORP
                    (MEDIUM TERM NOTE)
 10,000,000         6.650%, 09/03/02 ....................    AAA           9,925
 10,000,000         5.650%, 03/31/03 ....................    AAA           9,585
                  GENERAL MOTORS ACCEPTANCE CORP
                    (MEDIUM TERM NOTE)
  5,000,000         6.750%, 12/10/02 ....................     A2           4,950
                  HOUSEHOLD FINANCE CORP NOTE
  5,000,000         5.875%, 11/01/02 ....................     A2           4,816
  7,925,000         7.000%, 08/01/03 ....................     A2           7,829
 10,000,000         6.400%, 06/17/08 ....................     A2           9,245
                  JOHN DEERE CAPITAL CORP NOTE
 10,000,000         7.000%, 10/15/02 ....................     A2           9,966
                  NEWCOURT CREDIT GROUP
                    (GUARANTEE NOTE)
  9,345,000       ^  6.875%, 02/16/05 ...................     A1           9,098
                  NORWEST FINANCIAL, INC (SR NOTE)
  5,000,000         6.700%, 09/22/04 ....................    AA3           4,891
                                                                      ----------
                                                                         121,913
                                                                      ----------

OTHER MORTGAGE BACKED SECURITIES--3.07%
                  BEAR STEARNS COMMERCIAL MORTGAGE
                    SECURITIES SERIES 1999-WF2 (CLASS A2)
 19,000,000         7.080%, 06/15/09 ....................    AAA          18,477
                  COMMERCIAL MORTGAGE ASSET TRUST
                    SERIES 1999-C1 (CLASS A3)
 18,050,000         6.640%, 09/17/10 ....................    AAA          16,953
                  CS FIRST BOSTON MORTGAGE SECURITIES
                    CORP SERIES 1999-C1 (CLASS A2)
 15,500,000         7.290%, 09/15/09 ....................    AAA          15,268
                  MORGAN STANLEY CAPITAL SERIES
                    1998-WF1 (CLASS A1)
 19,505,317         6.250%, 07/15/07 ....................    AAA          18,767
                  NATIONSLINK FUNDING CORP
                    SERIES 1999-2 (CLASS A1C)
 19,899,675         7.030%, 01/20/08 ....................    AAA          19,613
                                                                      ----------
                                                                          89,078
                                                                      ----------

PETROLEUM AND COAL PRODUCTS--1.42%
                  AMERADA HESS CORP DEB
 15,000,000         7.875%, 10/01/29 ....................   BAA1          14,630
                  BAKER HUGHS, INC (SR NOTE)
  5,000,000         6.250%, 01/15/09 ....................     NR           4,528
                  NORSK HYDRO A/S DEB
 10,000,000         7.150%, 01/15/29 ....................     A2           9,052
                  PHILLIPS PETROLEUM CO NOTE
  9,000,000         6.375%, 03/30/09 ....................     A3           8,322
                  VALERO ENERGY CORP NOTE
  5,000,000         7.375%, 03/15/06 ....................   BAA3           4,769
                                                                      ----------
                                                                          41,301
                                                                      ----------

PRINTING AND PUBLISHING--0.96%
                  NEWS AMERICA HOLDINGS DEB
  7,500,000         8.250%, 08/10/18 ....................   BAA3           7,503
                  TIME WARNER, INC DEB
 10,000,000       ^ 6.100%, 12/30/01 ....................   BAA3           9,802
  5,000,000         7.250%, 10/15/17 ....................   BAA3           4,667
                  TIMES MIRROR CO NOTE
  6,000,000         6.650%, 10/15/01 ....................     A2           5,972
                                                                      ----------
                                                                          27,944
                                                                      ----------

RAILROAD TRANSPORTATION--0.35%
                  BURLINGTON NORTHERN SANTA FE DEB
  5,000,000         6.700%, 08/01/28 ....................   BAA2           4,291
                  UNION PACIFIC CORP DEB
  4,400,000         7.600%, 05/01/05 ....................   BAA3           4,412
  1,532,000         8.500%, 01/15/17 ....................   BAA3           1,579
                                                                      ----------
                                                                          10,282
                                                                      ----------

SECURITY AND COMMODITY BROKERS--0.89%
                  GOLDMAN SACHS GROUP, INC
                   (MEDIUM TERM NOTE)
 10,000,000         7.350%, 10/01/09 ....................     A1           9,762
                  MERRILL LYNCH & CO NOTE
  6,000,000         6.875%, 11/15/18 ....................    AA3           5,456
                  MORGAN STANLEY DEAN WITTER
 10,500,000         7.125%, 01/15/03 ....................    AA3          10,492
                                                                      ----------
                                                                          25,710
                                                                      ----------

TOBACCO PRODUCTS--0.21%
                  RJ REYNOLDS TOBACCO HOLDINGS
                    (GUARANTEE NOTE)
  6,500,000         7.375%, 05/15/03 ....................   BAA2           6,097
                                                                      ----------

TRANSPORTATION BY AIR--0.62%
                  CONTINENTAL AIRLINES (PASS THRU CERT)
  9,375,979         6.545%, 02/02/19 ....................    AA3           8,521
                  DELTA AIRLINES DEB
 10,000,000         8.300%, 12/15/29 ....................   BAA3           9,623
                                                                      ----------
                                                                          18,144
                                                                      ----------

TRANSPORTATION EQUIPMENT--1.88%
                  BOEING CO DEB
 10,000,000         8.100%, 11/15/06 ....................     A1          10,333
                  BOMBADIER CAPITAL
  5,000,000       ^ 7.300%, 12/15/02 ....................     A3           4,977
                  FORD MOTOR CO NOTE
 25,000,000         7.450%, 07/16/31 ....................     A1          24,051
                  TRW, INC NOTE
  6,240,000         6.625%, 06/01/04 ....................   BAA1           6,013


                        SEE NOTES TO FINANCIAL STATEMENTS


+ AS PROVIDED BY MOODY'S INVESTORS SERVICES (UNAUDITED)

18 o 1999 CREF Annual Report

       STATEMENT OF INVESTMENTS - Bond Market Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------


  PRINCIPAL                                             RATINGS+     VALUE (000)
  ---------                                             --------     -----------

TRANSPORTATION EQUIPMENT--(Continued)
                  UNITED TECHNOLOGIES CORP DEB
$ 9,500,000         7.500%, 09/15/29 ....................     A2      $    9,284
                                                                      ----------
                                                                          54,658
                                                                      ----------
                  TOTAL CORPORATE BONDS
                    (Cost $1,074,326) ...................              1,044,873
                                                                      ----------

GOVERNMENT BONDS--62.79%
   AGENCY SECURITIES--9.88%
                  FEDERAL HOME LOAN MORTGAGE CORP
                    (FHLMC)
 26,000,000         5.375%, 03/01/01 ....................    AAA          25,687
 18,400,000         5.500%, 05/15/02 ....................    AAA          17,957
 18,200,000         5.000%, 01/15/04 ....................    AAA          17,045
  1,500,000         6.250%, 07/15/04 ....................    AAA           1,466
  3,000,000         7.100%, 04/10/07 ....................    AAA           3,001
 13,100,000         6.750%, 09/15/29 ....................    AAA          12,459
                  FEDERAL NATIONAL MORTGAGE
                    ASSOCIATION (FNMA)
 70,400,000         5.250%, 01/15/03 ....................    AAA          67,716
100,500,000         5.125%, 02/13/04 ....................    AAA          94,486
  5,000,000         6.850%, 09/12/05 ....................    AAA           4,855
 47,540,000         6.250%, 05/15/29 ....................    AAA          42,311
                                                                      ----------
                                                                         286,983
                                                                      ----------

FOREIGN GOVERNMENT BONDS--2.40%
                  BRITISH COLUMBIA NOTE
 13,000,000         5.375%, 10/29/08 ....................    AA2          11,378
                  CANADA GOVERNMENT
  5,500,000         6.750%, 08/28/06 ....................    AA2           5,413
                  ONTARIO ELECTRICITY
  5,000,000         6.100%, 01/30/08 ....................    AA3           4,622
                  ONTARIO PROVINCE CANADA
 10,000,000         5.500%, 10/01/08 ....................    AA3           8,858
                  PROVINCE OF ONTARIO
 10,000,000         7.375%, 01/27/03 ....................    AA3          10,088
                  QUEBEC PROVINCE CANADA
 15,000,000         7.000%, 01/30/07 ....................     A2          14,672
  5,000,000         7.500%, 07/15/23 ....................    AAA           4,881
 10,000,000         7.500%, 09/15/29 ....................     A2           9,694
                                                                      ----------
                                                                          69,606
                                                                      ----------

MORTGAGE BACKED SECURITIES--40.15%
                  FEDERAL HOME LOAN MORTGAGE CORP
                    (FHLMC)
  2,490,235         7.000%, 09/01/10 ....................                  2,470
  4,388,812         6.000%, 04/01/11 ....................                  4,197
 11,522,753         7.000%, 07/01/13 ....................                 11,393
  1,767,488         7.000%, 05/01/23 ....................                  1,721
    439,316         8.500%, 06/01/27 ....................                    451
    796,532         8.500%, 07/01/27 ....................                    818
  2,540,878         8.500%, 08/01/27 ....................                  2,610
                  FEDERAL HOME LOAN MORTGAGE CORP GOLD
                    (FGLMC)
 50,000,000       < 7.000%, 01/25/15                                      49,438
  9,456,750         6.500%, 01/01/29 ....................                  8,916
177,040,266       o 6.500%, 02/01/29 ....................                166,915
  8,236,285         8.000%, 03/01/29 ....................                  8,316
  8,247,700         8.000%, 04/01/29 ....................                  8,328
 51,566,846         6.500%, 09/01/29 ....................                 48,618
 76,000,000         7.000%, 01/25/30 ....................                 73,554
 90,100,000       < 7.500%, 01/25/30 ....................                 89,171
 89,000,000       < 8.000%, 01/25/30 ....................                 89,862
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION
                    (FNMA)
  1,090,210         7.500%, 08/01/01 ....................                  1,091


  PRINCIPAL                                                          VALUE (000)
  ---------                                                          -----------

$ 2,196,909         6.000%, 12/01/02 ....................             $    2,156
  1,023,871         6.000%, 12/01/08 ....................                    984
  9,991,691         6.500%, 05/01/09 ....................                  9,742
  2,237,300         7.500%, 11/01/10 ....................                  2,251
  1,457,324         8.000%, 06/01/11 ....................                  1,480
    378,646         8.000%, 07/01/11 ....................                    385
 51,429,406         6.000%, 12/01/13 ....................                 48,826
 45,749,622         6.500%, 10/01/14 ....................                 44,405
 44,500,000         6.500%, 01/25/15 ....................                 43,165
  1,017,676         6.500%, 02/01/16 ....................                    971
    902,606         6.500%, 03/01/16 ....................                    861
  1,173,708         6.500%, 04/01/16 ....................                  1,119
  5,678,846         8.000%, 03/01/23 ....................                  5,748
 10,250,652         8.000%, 07/01/24 ....................                 10,356
  4,450,280         8.500%, 12/01/24 ....................                  4,568
  1,902,361         9.000%, 11/01/25 ....................                  1,980
 18,256,380       o 8.500%, 02/01/28 ....................                 18,733
    260,738         8.500%, 08/01/28 ....................                    267
 14,132,276         6.000%, 10/01/28 ....................                 12,927
 36,359,689         6.500%, 10/01/28 ....................                 34,257
 19,709,921         6.000%, 01/01/29 ....................                 18,028
 19,532,967         6.000%, 02/01/29 ....................                 17,866
 38,213,257         6.500%, 02/01/29 ....................                 36,004
 14,140,571         6.500%, 03/01/29 ....................                 13,323
  7,277,950         6.000%, 05/01/29 ....................                  6,657
 75,500,000       < 7.000%, 01/25/30 ....................                 72,999
                  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
                    (GNMA)
    207,757         8.500%, 10/15/09 ....................                    214
    733,662         8.500%, 12/15/09 ....................                    756
  2,426,215         9.000%, 12/15/09 ....................                  2,551
    711,253         8.500%, 01/15/10 ....................                    733
    108,026         9.000%, 06/15/16 ....................                    114
    186,785         9.000%, 08/15/16 ....................                    197
    333,391         9.000%, 09/15/16 ....................                    352
     53,016         9.000%, 10/15/16 ....................                     56
    120,547         9.000%, 11/15/16 ....................                    127
    399,866         9.000%, 12/15/16 ....................                    422
  1,667,046         9.500%, 12/15/16 ....................                  1,787
    159,306         9.000%, 07/15/17 ....................                    168
    175,496         9.000%, 06/15/20 ....................                    185
  5,189,927         6.500%, 09/15/23 ....................                  4,926
  3,166,608         6.500%, 01/15/24 ....................                  3,002
  2,078,945         6.500%, 03/15/24 ....................                  1,971
 13,011,113         6.500%, 05/15/24 ....................                 12,348
  2,040,710         8.000%, 06/15/24 ....................                  2,066
  4,358,568         6.500%, 09/15/24 ....................                  4,132
103,500,000       < 7.000%, 01/25/30 ....................                 99,942
 53,000,000       < 7.500%, 01/25/30 ....................                 52,404
                                                                      ----------
                                                                       1,166,380
                                                                      ----------

OTHER MORTGAGE BACKED SECURITIES--0.06%
                  FANNIE MAE WHOLE LOAN (FNW)
  2,000,000         5.925%, 02/25/29 ....................                  1,915
                                                                      ----------

U.S. TREASURY SECURITIES--10.30%
                  U.S. TREASURY BONDS
 28,900,000         10.375%, 11/15/12 ...................                 35,131
 54,830,000         12.000%, 08/15/13 ...................                 73,215
 96,478,000         8.875%, 02/15/19 ....................                117,432
 19,595,000         5.250%, 02/15/29 ....................                 16,203
                  U.S. TREASURY NOTES
  8,600,000         5.875%, 11/15/04 ....................                  8,432
  4,725,000         5.875%, 11/15/05 ....................                  4,587
 45,755,000         6.000%, 08/15/09 ....................                 44,325
                                                                      ----------
                                                                         299,325
                                                                      ----------
                  TOTAL GOVERNMENT BONDS
                    (Cost $1,866,854) ...................              1,824,209
                                                                      ----------
                  TOTAL BONDS
                    (Cost $2,941,180) ...................              2,869,082
                                                                      ----------


                        SEE NOTES TO FINANCIAL STATEMENTS


+ AS PROVIDED BY MOODY'S INVESTORS SERVICES (UNAUDITED)

                                                    1999 CREF Annual Report o 19

       STATEMENT OF INVESTMENTS - Bond Market Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------


  PRINCIPAL                                                          VALUE (000)
  ---------                                                          -----------

SHORT TERM INVESTMENTS--19.92%
   CERTIFICATES OF DEPOSIT--0.70%
                  BANK OF MONTREAL
$20,300,000       o 5.950%, 01/19/00                                  $   20,301
                                                                      ----------

COMMERCIAL PAPER--19.22%
                  ALLIED SIGNAL, INC
 30,000,000      o~ 5.790%, 01/19/00                                      29,911
 14,500,000      o~ 5.820%, 01/19/00                                      14,457
                  AMERICAN TELEPHONE & TELEGRAPH CO
 21,000,000       o 5.750%, 01/24/00                                      20,921
                  CIESCO LP
 12,000,000       ~ 6.500%, 01/20/00                                      11,963
                  COCA COLA CO
    815,000       ~ 5.780%, 01/19/00                                         813
                  CORPORATE ASSET FUNDING CORP, INC
 50,000,000      o~ 5.920%, 01/25/00                                      49,805
                  DELAWARE FUNDING CORP
 11,460,000      o~ 5.900%, 01/18/00                                      11,428
 25,000,000      o~ 6.400%, 01/18/00                                      24,930
 13,750,000     ^o~ 5.950%, 01/21/00                                      13,705
                  ENTERPRISE FUNDING CORP
 37,950,000      o~ 6.500%, 01/19/00                                      37,837
                    GENERAL ELECTRIC CAPITAL CORP
 50,000,000       o 5.840%, 01/19/00                                      49,852
                  GOLDMAN SACHS GROUP LP
 50,000,000       o 6.500%, 01/25/00                                      49,805
                  GTE FUNDING, INC
 20,000,000      o^ 5.870%, 01/18/00                                      19,944
 19,645,000       o 5.870%, 01/19/00                                      19,587
                  MERRILL LYNCH & CO, INC
 25,000,000       o 5.850%, 01/19/00                                      24,926
                  MOTIVA ENTERPRISES LLC
 15,000,000       o 5.760%, 01/24/00                                      14,944
                  PARK AVENUE RECEIVABLES CORP
 14,905,000      o~ 5.980%, 01/20/00                                      14,858
                  RECEIVABLES CAPITAL CORP
 32,330,000      o~ 6.020%, 01/19/00                                      32,234
 17,000,000       ~ 6.100%, 01/24/00                                      16,936
                  SOUTHERN CALIFORNIA EDISON CO
 50,000,000         6.250%, 01/19/00                                      49,852
                  XEROX CAPITAL PLC (EUROPE)
 30,000,000       o 5.780%, 01/19/00                                      29,905
 20,000,000       o 5.810%, 01/24/00                                      19,925
                                                                      ----------
                                                                         558,538
                                                                      ----------
                  TOTAL SHORT TERM INVESTMENTS
                    (Cost $578,800)                                      578,839
                                                                      ----------
                  TOTAL PORTFOLIO
                    (Cost $3,519,980)                                 $3,447,921
                                                                      ==========


----------
~ Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933, as amended.

^ Security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At December 31, 1999, the value of these securities amounted to $99,958,565 or 3.44% of net assets.


o All or a portion of these securities have been segregated by the Custodian to cover securities purchased on a delayed delivery basis.

<    These securities were purchased on a delayed delivery basis.

                        SEE NOTES TO FINANCIAL STATEMENTS


+ AS PROVIDED BY MOODY'S INVESTORS SERVICES (UNAUDITED)

20 o 1999 CREF Annual Report

      STATEMENT OF INVESTMENTS - Social Choice Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------


                           Summary by Industry (000)

                                                          VALUE            %
                                                        ----------       ------
BONDS
    CORPORATE BONDS
    ASSET BACKED ................................       $   88,350         2.14%
    BUSINESS SERVICES ...........................           15,111         0.37
    CHEMICALS AND ALLIED PRODUCTS ...............            8,714         0.21
    COMMUNICATIONS ..............................           80,686         1.96
    DEPOSITORY INSTITUTIONS .....................           28,738         0.70
    EATING AND DRINKING PLACES ..................           22,691         0.55
    ELECTRIC, GAS, AND SANITARY SERVICES ........           24,361         0.59
    FOOD AND KINDRED PRODUCTS ...................           14,805         0.36
    FOOD STORES .................................           30,940         0.75
    GENERAL MERCHANDISE STORES ..................           40,181         0.97
    INSURANCE CARRIERS ..........................            7,111         0.17
    MOTION PICTURES .............................           12,319         0.30
    NONDEPOSITORY INSTITUTIONS ..................           58,547         1.42
    OTHER MORTGAGE BACKED SECURITIES ............           28,157         0.68
    PRINTING AND PUBLISHING .....................           15,429         0.37
    RAILROAD TRANSPORTATION .....................           14,081         0.34
    SECURITY AND COMMODITY BROKERS ..............           19,032         0.46
    TRANSPORTATION BY AIR .......................           12,764         0.31
                                                        ----------       ------

TOTAL CORPORATE BONDS
    (Cost $546,009) .............................          522,017        12.65
                                                        ----------       ------
GOVERNMENT BONDS
    AGENCY SECURITIES ...........................          177,798         4.31
    FOREIGN GOVERNMENT BONDS ....................           35,316         0.85
    MORTGAGE BACKED SECURITIES ..................          610,847        14.80
    U.S. TREASURY SECURITIES ....................          181,051         4.39
                                                        ----------       ------
TOTAL GOVERNMENT BONDS
    (Cost $1,031,301) ...........................        1,005,012        24.35
                                                        ----------       ------
TOTAL BONDS
    (Cost $1,577,310) ...........................        1,527,029        37.00
                                                        ----------       ------
COMMON STOCK
    APPAREL AND ACCESSORY STORES ................            8,651         0.21
    APPAREL AND OTHER TEXTILE PRODUCTS ..........            1,062         0.03
    AUTO REPAIR, SERVICES AND PARKING ...........               83         0.00
    BUILDING MATERIALS AND GARDEN SUPPLIES ......           43,244         1.05
    BUSINESS SERVICES ...........................          282,345         6.84
    CHEMICALS AND ALLIED PRODUCTS ...............          324,901         7.87
    COMMUNICATIONS ..............................          315,259         7.64
    DEPOSITORY INSTITUTIONS .....................          149,000         3.61
    EATING AND DRINKING PLACES ..................           20,952         0.51
    ELECTRIC, GAS, AND SANITARY SERVICES ........           91,841         2.23
    ELECTRONIC AND OTHER ELECTRIC EQUIPMENT .....          158,314         3.84
    ENGINEERING AND MANAGEMENT SERVICES .........            1,743         0.04
    FABRICATED METAL PRODUCTS ...................           14,715         0.36
    FOOD AND KINDRED PRODUCTS ...................          115,907         2.81
    FOOD STORES .................................            9,046         0.22
    FURNITURE AND FIXTURES ......................            4,793         0.12
    FURNITURE AND HOMEFURNISHINGS STORES ........            1,928         0.05
    GENERAL BUILDING CONTRACTORS ................              906         0.02
    GENERAL MERCHANDISE STORES ..................           90,419         2.19
    HEALTH SERVICES .............................           10,144         0.25
    HOLDING AND OTHER INVESTMENT OFFICES ........            4,236         0.10
    INDUSTRIAL MACHINERY AND EQUIPMENT ..........          274,382         6.65
    INSTRUMENTS AND RELATED PRODUCTS ............           36,880         0.89
    INSURANCE AGENTS, BROKERS AND SERVICE .......           13,015         0.31
    INSURANCE CARRIERS ..........................          147,864         3.58
    MISCELLANEOUS MANUFACTURING INDUSTRIES ......           28,562         0.69
    MISCELLANEOUS RETAIL ........................           12,152         0.29
    MOTION PICTURES .............................           43,183         1.05
    NONDEPOSITORY INSTITUTIONS ..................           87,196         2.11
    OIL AND GAS EXTRACTION ......................           68,497         1.66
    PAPER AND ALLIED PRODUCTS ...................           18,448         0.44
    PETROLEUM AND COAL PRODUCTS .................            9,596         0.23
    PRIMARY METAL INDUSTRIES ....................           10,219         0.25
    PRINTING AND PUBLISHING .....................           32,256         0.78
    RAILROAD TRANSPORTATION .....................            8,635         0.21
    RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS ...           13,831         0.34
    SECURITY AND COMMODITY BROKERS ..............           41,747         1.01
    STONE, CLAY, AND GLASS PRODUCTS .............           10,521         0.25
    TRANSPORTATION BY AIR .......................           13,240         0.32
    TRANSPORTATION EQUIPMENT ....................            1,729         0.04
    TRUCKING AND WAREHOUSING ....................              835         0.02
    WHOLESALE TRADE-DURABLE GOODS ...............            9,748         0.24
    WHOLESALE TRADE-NONDURABLE GOODS ............           24,299         0.59
                                                        ----------       ------
TOTAL COMMON STOCK
    (Cost $1,263,727) ...........................        2,556,324        61.94
                                                        ----------       ------
SHORT TERM INVESTMENTS
    COMMERCIAL PAPER ............................          314,299         7.61
    U.S. GOVERNMENT AND AGENCIES ................           19,249         0.47
                                                        ----------       ------
TOTAL SHORT TERM INVESTMENTS
    (Cost $333,548) .............................          333,548         8.08
                                                        ----------       ------
TOTAL PORTFOLIO
    (Cost $3,174,585) ...........................        4,416,901       107.02
    OTHER ASSETS & LIABILITIES, NET .............         (289,940)       (7.02)
                                                        ----------       ------
NET ASSETS ......................................       $4,126,961       100.00%
                                                        ==========       ======


  PRINCIPAL                                             RATINGS+     VALUE (000)
  ---------                                             --------     -----------

BONDS--37.00%
 CORPORATE BONDS--12.65%
   ASSET BACKED--2.14%
                  CHASE CREDIT CARD MASTER
                    TRUST SERIES 1999-3 (CLASS A)
$20,000,000         6.660%, 01/15/07 ....................    AAA      $   19,695
                  CHASE CREDIT CARD MASTER
                    TRUST SERIES 1997-2 (CLASS B)
  8,000,000         6.450%, 04/15/03 ....................     A2           7,999
                  CHASE FUNDING MORTGAGE LOAN
                    SERIES 1999-3 (CLASS IA3)
  6,000,000         7.180%, 08/25/21 ....................    AAA           5,955
                  CHASE FUNDING MORTGAGE LOAN
                    SERIES 1999-4 (CLASS IA3)
  6,500,000         7.194%, 04/27/20 ....................    AAA           6,461
                  CITIBANK CREDIT CARD MASTER
                    TRUST SERIES 1999-7 (CLASS A)
 12,000,000         6.650%, 11/15/04 ....................    AAA          11,752
                  CITIBANK CREDIT CARD MASTER
                    TRUST SERIES 1997-2 (CLASS B)
  3,000,000         6.700%, 02/15/04 ....................     A1           2,966
                  FLEETWOOD CREDIT GRANTOR
                    TRUST SERIES 1993-B (CLASS A)
  1,545,156         4.950%, 08/15/08 ....................    AAA           1,465
                  MBNA MASTER CREDIT CARD
                   TRUST SERIES 1999-1 (CLASS A)
 19,500,000         6.400%, 01/18/05 ....................    AAA          19,262
                  MBNA MASTER CREDIT CARD
                   TRUST SERIES 1999-M (CLASS A)
  2,500,000         6.600%, 04/16/07 ....................    AAA           2,457
                  NATIONSCREDIT GRANTOR
                   TRUST SERIES 1993-2 (CLASS B)
  7,000,000         6.250%, 12/15/05 ....................     A2           6,738
                  NATIONSBANK CREDIT CARD MASTER
                   TRUST SERIES 1997-2 (CLASS A1)
  2,457,905         6.350%, 04/15/14 ....................    AAA           2,400


                        SEE NOTES TO FINANCIAL STATEMENTS


+ AS PROVIDED BY MOODY'S INVESTORS SERVICES (UNAUDITED)

                                                    1999 CREF Annual Report o 21

      STATEMENT OF INVESTMENTS - Social Choice Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------


  PRINCIPAL                                             RATINGS+     VALUE (000)
  ---------                                             --------     -----------

ASSET BACKED--(Continued)
                  UCFCM SERIES 1997-2  (CLASS B1)
                    (SUB DEB)
$ 6,000,000         7.370%, 02/15/18 ....................    BA3      $    1,200
                                                                      ----------
                                                                          88,350
                                                                      ----------

BUSINESS SERVICES--0.37%
                  ELECTRONIC DATA SYSTEMS DEB
 10,500,000         7.450%, 10/15/29 ....................     A1          10,176
                  INTERNATIONAL LEASE FINANCE CORP NOTE
  5,000,000         5.950%, 06/01/01 ....................     A1           4,935
                                                                      ----------
                                                                          15,111
                                                                      ----------

CHEMICALS AND ALLIED PRODUCTS--0.21%
                  JOHNSON & JOHNSON CO DEB
  4,000,000         6.950%, 09/01/29 ....................    AAA           3,773
                  PROCTER & GAMBLE CO (UNSUB NOTE)
  5,000,000         6.600%, 12/15/04 ....................    AA2           4,941
                                                                      ----------
                                                                           8,714
                                                                      ----------

COMMUNICATIONS--1.96%
                  AMERITECH CAPITAL FUNDING CORP
                    (GUARANTEE NOTE)
  7,000,000         5.650%, 01/15/01 ....................    AA3           6,935
                  BELLSOUTH TELECOMMUNICATIONS NOTE
  8,000,000         6.000%, 06/15/02 ....................    AAA           7,840
                  COMCAST CORP (SR SUB DEB)
  5,000,000         9.500%, 01/15/08 ....................    BA2           5,158
                  LUCENT TECHNOLOGIES, INC DEB
  5,000,000         6.450%, 03/15/29 ....................     A2           4,352
                  MCI WORLDCOM, INC (SR NOTE)
  4,000,000         6.125%, 08/15/01 ....................     A3           3,957
                  NEW YORK TELEPHONE CO DEB
  7,000,000         9.375%, 07/15/31 ....................     A2           7,305
                  SPRINT CAPITAL CORP (GUARANTEE NOTE)
  7,000,000         5.875%, 05/01/04 ....................   BAA1           6,602
  5,000,000         6.375%, 05/01/09 ....................   BAA1           4,599
 10,000,000         6.875%, 11/15/28 ....................   BAA1           8,887
                  TELE-COMMUNICATIONS, INC DEB
  5,000,000         7.875%, 08/01/13 ....................     A2           5,077
                  U.S. WEST CAPITAL FUNDING, INC
                    (GUARANTEE NOTE)
 10,000,000         6.875%, 08/15/01 ....................   BAA1           9,909
                  VIACOM, INC (SR NOTE)
 10,000,000         7.750%, 06/01/05 ....................   BAA3          10,065
                                                                      ----------
                                                                          80,686
                                                                      ----------

DEPOSITORY INSTITUTIONS--0.70%
                  BANK OF AMERICA (SUB NOTE)
 10,000,000         6.875%, 02/15/05 ....................    AA3           9,759
                  FIRST UNION CORP (SUB NOTE)
 10,000,000         6.300%, 04/15/08 ....................     A2           9,162
                  PNC FUNDING CORP (GUARANTEE NOTE)
 10,000,000         7.500%, 11/01/09 ....................     A3           9,817
                                                                      ----------
                                                                          28,738
                                                                      ----------

EATING AND DRINKING PLACES--0.55%
                  MCDONALD'S CORP NOTE
 13,000,000         5.900%, 05/11/01 ....................    AA2          12,865
 10,000,000         6.000%, 06/23/02 ....................    AA2           9,826
                                                                      ----------
                                                                          22,691
                                                                      ----------

ELECTRIC, GAS, AND SANITARY SERVICES--0.59%
                  CONSOLIDATED NATURAL GAS NOTE
  5,000,000         7.250%, 10/01/04 ....................     A2           4,961
                  EL PASO NATURAL GAS CO NOTE
  5,000,000         6.750%, 11/15/03 ....................   BAA1           4,879
                  PUGET SOUND POWER & LIGHT CO
                    (MEDIUM TERM NOTE)
  5,000,000         8.060%, 06/19/06 ....................   BAA1           5,124
                  SONAT, INC NOTE
  5,000,000         6.750%, 10/01/07 ....................   BAA2           4,592
                  WILLIAMS COS, INC NOTE
  5,000,000         7.625%, 07/15/19 ....................   BAA2           4,805
                                                                      ----------
                                                                          24,361
                                                                      ----------

FOOD AND KINDRED PRODUCTS--0.36%
                  COCA COLA ENTERPRISES NOTE
  5,000,000         7.125%, 09/30/09 ....................     A2           4,885
                  COCA COLA ENTERPRISES NOTE
                    (PUTABLE ASSET TRUST)
 10,000,000       ^ 6.000%, 03/15/01 ....................     A2           9,920
                                                                      ----------
                                                                          14,805
                                                                      ----------

FOOD STORES--0.75%
                  ALBERTSON'S, INC DEB
  7,720,000         7.450%, 08/01/29 ....................     A2           7,337
                  KROGER CO NOTE
 10,000,000         6.000%, 07/01/00 ....................   BAA3           9,935
                  SAFEWAY, INC NOTE
  5,000,000         7.000%, 09/15/02 ....................   BAA2           4,978
  9,400,000         6.500%, 11/15/08 ....................   BAA2           8,690
                                                                      ----------
                                                                          30,940
                                                                      ----------

GENERAL MERCHANDISE STORES--0.97%
                  DILLARDS, INC NOTE
  5,000,000         5.790%, 11/15/01 ....................   BAA1           4,834
                  FEDERATED DEPARTMENT STORES NOTE
 11,000,000         6.300%, 04/01/09 ....................   BAA1          10,001
                  SEARS ROEBUCK ACCEPTANCE CORP
                    (MEDIUM TERM NOTE)
  5,000,000         6.990%, 09/30/02 ....................     A3           4,914
                  WAL-MART STORES, INC NOTE
  5,500,000         8.625%, 04/01/01 ....................    AA2           5,625
  6,275,000         8.000%, 09/15/06 ....................    AA2           6,531
  8,500,000         6.875%, 08/10/09 ....................    AA2           8,276
                                                                      ----------
                                                                          40,181
                                                                      ----------

INSURANCE CARRIERS--0.17%
                  USF&G CORP (SR NOTE)
  7,000,000         8.375%, 06/15/01 ....................     A2           7,111
                                                                      ----------

MOTION PICTURES--0.30%
                  TIME WARNER ENTERTAINMENT DEB
  6,500,000         10.150%, 05/01/12 ...................   BAA2           7,615
                  WALT DISNEY CO NOTE
  5,000,000         5.250%, 11/10/03 ....................     A2           4,704
                                                                      ----------
                                                                          12,319
                                                                      ----------

NONDEPOSITORY INSTITUTIONS--1.42%
                  AMERICAN GENERAL FINANCE (SR NOTE)
 10,000,000         5.750%, 11/01/03 ....................     A2           9,458
                  ARISTAR, INC (SR NOTE)
  5,000,000         5.850%, 01/27/04 ....................     A3           4,686
  5,000,000         7.250%, 06/15/06 ....................     A3           4,892
                  ASSOCIATES CORP NA (SR NOTE)
  5,000,000         6.250%, 11/01/08 ....................    AA3           4,612
                  CAPITAL ONE BANK (SR NOTE)
  3,000,000         7.080%, 10/30/01 ....................   BAA2           2,971
                  FINOVA CAPITAL CORP NOTE
  4,500,000         6.125%, 03/15/04 ....................   BAA1           4,260
 10,000,000         6.375%, 05/15/05 ....................   BAA1           9,413
                  HOUSEHOLD FINANCE CORP NOTE
  9,000,000         7.000%, 08/01/03 ....................     A2           8,891


                        SEE NOTES TO FINANCIAL STATEMENTS


+ AS PROVIDED BY MOODY'S INVESTORS SERVICES (UNAUDITED)

22 o 1999 CREF Annual Report

      STATEMENT OF INVESTMENTS - Social Choice Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------


  PRINCIPAL                                             RATINGS+     VALUE (000)
  ---------                                             --------     -----------

NONDEPOSITORY INSTITUTIONS--(Continued)
                  XEROX CAPITAL PLC (EUROPE)
                    (GUARANTEE NOTE)
$10,000,000         5.875%, 05/15/04 ....................     A2      $    9,364
                                                                      ----------
                                                                          58,547
                                                                      ----------

OTHER MORTGAGE BACKED SECURITIES--0.68%
                  BEAR STEARNS COMMERCIAL MORTGAGE
                    SECURITIES SERIES 1999-WF2 (CLASS A2)
  7,500,000         7.080%, 06/15/09 ....................    AAA           7,293
                  FIRST UNION COMMERCIAL MORTGAGE
                    TRUST SERIES 1999-C1 (CLASS A2)
 12,750,000         6.070%, 10/15/08 ....................    AAA          11,641
                  MORGAN STANLEY CAPITAL SERIES
                    1999-WF1 (CLASS A2)
 10,000,000         6.210%, 09/15/08 ....................    AAA           9,223
                                                                      ----------
                                                                          28,157
                                                                      ----------

PRINTING AND PUBLISHING--0.37%
                  TIME WARNER, INC DEB
  5,000,000         9.125%, 01/15/13 ....................   BAA3           5,476
                  TIMES MIRROR CO NOTE
 10,000,000         6.650%, 10/15/01 ....................     A2           9,953
                                                                      ----------
                                                                          15,429
                                                                      ----------

RAILROAD TRANSPORTATION--0.34%
                  NORFOLK SOUTHERN CORP (SR NOTE)
 10,000,000         6.200%, 04/15/09 ....................   BAA1           8,975
                  UNION PACIFIC RESOURCES NOTE
  5,515,000         6.750%, 05/15/08 ....................   BAA3           5,106
                                                                      ----------
                                                                          14,081
                                                                      ----------

SECURITY AND COMMODITY BROKERS--0.46%
                  MERRILL LYNCH & CO NOTE
  5,000,000         6.875%, 11/15/18 ....................    AA3           4,547
                  MORGAN STANLEY DEAN WITTER, INC
 10,000,000         (SR NOTE)
                    5.625%, 04/12/02 ....................    AA3           9,682
                  SALOMON SMITH BARNEY HOLDINGS NOTE
  5,000,000         6.375%, 10/01/04 ....................    AA3           4,803
                                                                      ----------
                                                                          19,032
                                                                      ----------

TRANSPORTATION BY AIR--0.31%
                  DELTA AIRLINES, INC DEB
  4,805,890         8.950%, 01/12/12 ....................   BAA1           5,071
                  DELTA AIRLINES, INC DEB SERIES 1992-B1
  2,248,569         8.270%, 09/23/07 ....................   BAA1           2,256
                  UNITED AIR LINES, INC DEB
  4,975,000         9.750%, 08/15/21 ....................   BAA3           5,437
                                                                      ----------
                                                                          12,764
                                                                      ----------
                  TOTAL CORPORATE BONDS
                    (Cost $546,009) .....................                522,017
                                                                      ----------

GOVERNMENT BONDS--24.35%
   AGENCY SECURITIES--4.31%
                  FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)
 19,000,000         5.375%, 03/01/01 ....................    AAA          18,771
 47,000,000         5.500%, 05/15/02 ....................    AAA          45,869
 32,700,000         5.000%, 01/15/04 ....................    AAA          30,626
  6,000,000         6.250%, 07/15/04 ....................    AAA           5,866
 14,900,000         6.750%, 09/15/29 ....................    AAA          14,171
                  FEDERAL NATIONAL MORTGAGE
                    ASSOCIATION (FNMA)
  1,000,000         8.250%, 12/18/00 ....................    AAA           1,017
 48,000,000         5.250%, 01/15/03 ....................    AAA          46,170
 17,200,000         6.250%, 05/15/29 ....................    AAA          15,308
                                                                      ----------
                                                                         177,798
                                                                      ----------

FOREIGN GOVERNMENT BONDS--0.85%
                  ALBERTA PROVINCE CANADA
 10,000,000         4.875%, 10/29/03 ....................    AA2           9,283
                  ONTARIO PROVINCE CANADA
  5,000,000         7.625%, 06/22/04 ....................    AA3           5,109
                  QUEBEC PROVINCE CANADA
  5,500,000         7.000%, 01/30/07 ....................     A2           5,380
  5,000,000         7.500%, 07/15/23 ....................    AAA           4,881
 11,000,000         7.500%, 09/15/29 ....................     A2          10,663
                                                                      ----------
                                                                          35,316
                                                                      ----------

MORTGAGE BACKED SECURITIES--14.80%
                  FEDERAL HOME LOAN MORTGAGE CORP
                    (FHLMC)
  2,984,217         6.000%, 03/01/11 ....................                  2,854
    707,413         7.000%, 05/01/23 ....................                    689
    148,374         8.500%, 05/01/27 ....................                    152
    430,151         8.500%, 07/01/27 ....................                    442
  2,255,091         8.500%, 08/01/27 ....................                  2,316
                  FEDERAL HOME LOAN MORTGAGE CORP
                    GOLD (FGLMC)
 20,000,000         7.000%, 01/25/15 ....................                 19,775
 13,776,636         6.500%, 01/01/29 ....................                 12,989
 16,101,163         6.500%, 03/01/29 ....................                 15,180
145,518,623         6.500%, 09/01/29 ....................                137,196
 84,000,000         7.000%, 01/25/30 ....................                 81,296
 31,000,000         7.500%, 01/25/30 ....................                 30,680
 42,500,000         8.000%, 01/25/30 ....................                 42,912
                  FEDERAL NATIONAL MORTGAGE
                    ASSOCIATION (FNMA)
  2,196,909         6.000%, 12/01/02 ....................                  2,156
    194,654         8.500%, 02/01/05 ....................                    197
    826,360         7.500%, 06/01/11 ....................                    832
    555,338         8.000%, 06/01/11 ....................                    564
    757,287         8.000%, 07/01/11 ....................                    770
    186,129         7.500%, 08/01/11 ....................                    187
    292,253         7.500%, 09/01/11 ....................                    294
    749,608         7.500%, 10/01/11 ....................                    754
  5,870,921         7.000%, 04/01/12 ....................                  5,803
  3,764,315         6.500%, 09/01/12 ....................                  3,654
 23,614,698       o 6.000%, 12/01/13 ....................                 22,419
 30,910,862         6.500%, 10/01/14 ....................                 30,003
    135,010         8.500%, 11/01/14 ....................                    139
 15,000,000         6.500%, 01/25/15 ....................                 14,550
  1,557,470       o 8.000%, 03/01/23 ....................                  1,576
  2,836,012       o 8.000%, 07/01/24 ....................                  2,865
    131,754         8.500%, 07/01/26 ....................                    135
    247,757         8.500%, 07/01/27 ....................                    254
  1,355,482       o 8.500%, 11/01/27 ....................                  1,391
    340,356         8.500%, 01/01/28 ....................                    349
  6,938,736       o 8.500%, 02/01/28 ....................                  7,120
    267,764         8.500%, 08/01/28 ....................                    275
    161,760         8.500%, 09/01/28 ....................                    166
  4,710,758         6.000%, 10/01/28 ....................                  4,309
 14,782,442       o 6.000%, 01/01/29 ....................                 13,521
  7,622,618         6.000%, 02/01/29 ....................                  6,972
  6,874,248         6.000%, 05/01/29 ....................                  6,288
 29,900,000         7.000%, 01/25/30 ....................                 28,910
 12,500,000       < 7.500%, 01/25/30 ....................                 12,359
                  GOVERNMENT NATIONAL MORTGAGE
                    ASSOCIATION (GNMA)
    338,736         8.500%, 09/15/09 ....................                    349
    323,327         8.500%, 10/15/09 ....................                    333
    175,757         8.500%, 12/15/09 ....................                    181
  2,345,836         9.000%, 12/15/09 ....................                  2,467
  1,896,666       o 9.000%, 12/15/17 ....................                  2,001
    134,991         9.000%, 03/15/20 ....................                    142

                        SEE NOTES TO FINANCIAL STATEMENTS


+ AS PROVIDED BY MOODY'S INVESTORS SERVICES (UNAUDITED)

                                                    1999 CREF Annual Report o 23

      STATEMENT OF INVESTMENTS - Social Choice Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------


  PRINCIPAL                                                          VALUE (000)
  ---------                                                          -----------

MORTGAGE BACKED SECURITIES--(Continued)
                  GOVERNMENT NATIONAL MORTGAGE
                    ASSOCIATION (GNMA)
$    74,370         9.000%, 08/15/20 ....................             $       78
  1,758,766       o 8.000%, 06/15/22 ....................                  1,783
    703,002         6.500%, 08/15/23 ....................                    667
    458,304         6.500%, 09/15/23 ....................                    435
 10,681,604       o 6.500%, 12/15/28 ....................                 10,024
 44,000,000         7.000%, 01/25/30 ....................                 42,488
 35,000,000       < 7.500%, 01/25/30 ....................                 34,606
                                                                      ----------
                                                                         610,847
                                                                      ----------

U.S. TREASURY SECURITIES--4.39%
                  U.S. TREASURY BONDS
 19,450,000         10.375%, 11/15/12 ...................                 23,644
 15,000,000         12.000%, 08/15/13 ...................                 20,030
 18,000,000       o 8.750%, 05/15/17 ....................                 21,499
 77,320,000       o 8.875%, 02/15/19 ....................                 94,113
 10,000,000         8.125%, 08/15/19 ....................                 11,395
    525,000         5.250%, 02/15/29 ....................                    434
                  U.S. TREASURY NOTE
 10,000,000         5.875%, 11/30/01 ....................                  9,936
                                                                      ----------
                                                                         181,051
                                                                      ----------
                  TOTAL GOVERNMENT BONDS
                    (Cost $1,031,301) ...................              1,005,012
                                                                      ----------
                  TOTAL BONDS
                    (Cost $1,577,310) ...................              1,527,029
                                                                      ----------

  SHARES
-----------
COMMON STOCK--61.94%
APPAREL AND ACCESSORY STORES--0.21%
      9,702       * ABERCROMBIE & FITCH CO (CLASS A) ....                    259
    182,430         GAP, INC ............................                  8,392
                                                                      ----------
                                                                           8,651
                                                                      ----------

APPAREL AND OTHER TEXTILE PRODUCTS--0.03%
     15,800         LIZ CLAIBORNE, INC ..................                    594
     15,600         VF CORP .............................                    468
                                                                      ----------
                                                                           1,062
                                                                      ----------

AUTO REPAIR, SERVICES AND PARKING--0.00%
      3,400         RYDER SYSTEM, INC ...................                     83
                                                                      ----------

BUILDING MATERIALS AND GARDEN SUPPLIES--1.05%
    585,150         HOME DEPOT, INC .....................                 40,119
     52,300         LOWES COS, INC ......................                  3,125
                                                                      ----------
                                                                          43,244
                                                                      ----------

BUSINESS SERVICES--6.84%
    574,200       * AMERICA ONLINE, INC .................                 43,316
    327,800         AUTOMATIC DATA PROCESSING, INC ......                 17,660
    120,025         COMPUTER ASSOCIATES
                      INTERNATIONAL, INC ................                  8,394
     95,900         ELECTRONIC DATA SYSTEMS CORP ........                  6,419
     16,369       * GARTNER GROUP, INC (CLASS B) ........                    226
      7,840       * IMATION CORP ........................                    263
    148,000         IMS HEALTH, INC .....................                  4,024
  1,110,400       * MICROSOFT CORP ......................                129,639
     82,200       * NOVELL, INC .........................                  3,283
    322,293       * ORACLE CORP .........................                 36,117
    426,200       * SUN MICROSYSTEMS, INC ...............                 33,004
                                                                      ----------
                                                                         282,345
                                                                      ----------

CHEMICALS AND ALLIED PRODUCTS--7.87%
    189,200         AIR PRODUCTS & CHEMICALS, INC .......                  6,350
      2,235       * ALLERGAN SPECIALTY
                      THERAPEUTICS, INC (CLASS A) .......                     28
     64,000         ALLERGAN, INC .......................                  3,184
     57,200       * ALZA CORP ...........................                  1,981
    326,200       * AMGEN, INC ..........................                 19,592
    130,400         AVON PRODUCTS, INC ..................                  4,303
    493,685         BRISTOL MYERS SQUIBB CO .............                 31,688
     57,000         CABOT CORP ..........................                  1,161
    145,400         CLOROX CO ...........................                  7,325
    245,000         COLGATE PALMOLIVE CO ................                 15,925
        905       * CRESCENDO PHARMACEUTICALS CORP ......                     17
     36,200       * FOREST LABORATORIES, INC ............                  2,224
     18,756         FULLER (H.B.) CO ....................                  1,049
     27,000       * GENZYME CORP (GENERAL DIVISION) .....                  1,215
      3,588       * GENZYME CORP (TISSUE
                      REPAIR DIVISION) ..................                     10
      4,833       * GENZYME SURGICAL PRODUCTS ...........                     28
     54,976       * GENZYME-MOLECULAR ONCOLOGY ..........                    385
     89,150         HANNA (M.A.) CO .....................                    975
     62,500         INTERNATIONAL FLAVORS &
                      FRAGRANCES, INC ...................                  2,359
     23,400       * IVAX CORP ...........................                    603
    449,300         JOHNSON & JOHNSON CO ................                 41,841
    184,700         LILLY (ELI) & CO ....................                 12,283
     54,500         MALLINCKRODT, INC ...................                  1,734
    686,800         MERCK & CO, INC .....................                 46,059
     58,200         MYLAN LABORATORIES, INC .............                  1,466
      9,100         NCH CORP ............................                    406
    775,200         PFIZER, INC .........................                 25,146
     32,255         PHARMACIA & UPJOHN, INC .............                  1,451
    189,100         PPG INDUSTRIES, INC .................                 11,831
    143,700         PRAXAIR, INC ........................                  7,230
    454,000         PROCTER & GAMBLE CO .................                 49,741
    497,300         SCHERING-PLOUGH CORP ................                 20,980
     71,962         SCHULMAN (A.), INC ..................                  1,174
    105,000        SIGMA ALDRICH CORP ...................                 3,157
                                                                      ----------
                                                                         324,901
                                                                      ----------

COMMUNICATIONS--7.64%
      1,700         ALLTEL CORP .........................                    141
    781,298         AT & T CORP .........................                 39,651
    199,848       * AT & T CORP-LIBERTY MEDIA GROUP
                      (CLASS A) .........................                 11,341
    421,764         BELL ATLANTIC CORP ..................                 25,965
    538,500         BELLSOUTH CORP ......................                 25,209
      6,300         COMCAST CORP (CLASS A) ..............                    302
    152,800         COMCAST CORP (CLASS A) SPECIAL ......                  7,726
     94,890       * COX COMMUNICATIONS, INC (CLASS A) ...                  4,887
    736,100         LUCENT TECHNOLOGIES, INC ............                 55,069
    570,513       * MCI WORLDCOM, INC ...................                 30,273
    161,144       * MEDIA ONE GROUP, INC ................                 12,378
    953,104         SBC COMMUNICATIONS, INC .............                 46,464
    191,000         SPRINT CORP (FON GROUP) .............                 12,857
     56,250       * SPRINT CORP (PCS GROUP) .............                  5,766
    166,444         U.S. WEST, INC ......................                 11,984
    166,108       * VIACOM, INC (CLASS B) ...............                 10,039
    307,205         VODAFONE AIRTOUCH PLC ADR ...........                 15,207
                                                                      ----------
                                                                         315,259
                                                                      ----------

DEPOSITORY INSTITUTIONS--3.61%
    544,448         BANK OF AMERICA CORP ................                 27,324
    211,886         BANK OF NEW YORK CO, INC ............                  8,475
    333,167         BANK ONE CORP .......................                 10,682
    251,476         CHASE MANHATTAN CORP ................                 19,537
    335,021         FIRST UNION CORP ....................                 10,993
    168,834         FLEETBOSTON FINANCIAL CORP ..........                  5,878
     37,700         KEYCORP .............................                    834
    245,925         MBNA CORP ...........................                  6,701
     16,300         MELLON FINANCIAL CORP ...............                    555
     77,500         MORGAN (J.P.) & CO, INC .............                  9,813
    171,953         NATIONAL CITY CORP ..................                  4,073
    104,600         PNC BANK CORP .......................                  4,655
     12,000       * PROVIDIAN FINANCIAL CORP ............                  1,093
     99,000         SUNTRUST BANKS, INC .................                  6,812
    203,562         U.S. BANCORP ........................                  4,847
     60,900         WACHOVIA CORP .......................                  4,141
    135,516         WASHINGTON MUTUAL, INC ..............                  3,523
    471,440         WELLS FARGO CO ......................                 19,064
                                                                      ----------
                                                                         149,000
                                                                      ----------


                        SEE NOTES TO FINANCIAL STATEMENTS

24 o 1999 CREF Annual Report

      STATEMENT OF INVESTMENTS - Social Choice Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------


  SHARES                                                             VALUE (000)
-----------                                                          -----------

EATING AND DRINKING PLACES--0.51%
    102,200         DARDEN RESTAURANTS, INC .............             $    1,852
    473,800         MCDONALD'S CORP .....................                 19,100
                                                                      ----------
                                                                          20,952
                                                                      ----------

ELECTRIC, GAS, AND SANITARY SERVICES--2.23%
    142,494         COLUMBIA ENERGY GROUP ...............                  9,013
    222,800         CONSOLIDATED NATURAL GAS CO .........                 14,468
    347,300         EL PASO ENERGY CORP .................                 13,480
     80,693         EQUITABLE RESOURCES, INC ............                  2,693
     43,200         IDACORP, INC ........................                  1,158
    236,657         KEYSPAN CORP ........................                  5,487
    196,100         LOUISVILLE GAS & ELECTRIC
                      ENERGY CORP .......................                  3,419
     88,133         MCN ENERGY GROUP, INC ...............                  2,093
     87,700         NICOR, INC ..........................                  2,850
    228,100         NISOURCE, INC .......................                  4,077
    124,500         OGE ENERGY CORP .....................                  2,366
     66,000         PEOPLES ENERGY CORP .................                  2,211
    266,700         POTOMAC ELECTRIC POWER CO ...........                  6,117
    121,300         PUGET SOUND ENERGY, INC .............                  2,350
    289,495       * SCOTTISH POWER PLC ADR ..............                  8,106
    176,500         TECO ENERGY, INC ....................                  3,276
    283,900         WILLIAMS COS, INC ...................                  8,677
                                                                      ----------
                                                                          91,841
                                                                      ----------

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--3.84%
    132,800       * ADVANCED MICRO DEVICES, INC .........                  3,843
     15,000         BALDOR ELECTRIC CO ..................                    272
    224,400         EMERSON ELECTRIC CO .................                 12,875
     61,900       * GLENAYRE TECHNOLOGIES, INC ..........                    700
    804,200         INTEL CORP ..........................                 66,196
     78,896       * MICRON TECHNOLOGY, INC ..............                  6,134
     36,170         MOLEX, INC ..........................                  2,050
     68,700       * NATIONAL SEMICONDUCTOR CORP .........                  2,941
    140,400       * QUALCOMM, INC .......................                 24,728
     39,300       * SENSORMATIC ELECTRONICS CORP ........                    685
     57,200       * SOLECTRON CORP ......................                  5,441
    109,300       * TELLABS, INC ........................                  7,016
    192,300         TEXAS INSTRUMENTS, INC ..............                 18,629
     21,300         THOMAS & BETTS CORP .................                    679
     63,256       * VISHAY INTERTECHNOLOGY, INC .........                  2,000
     63,400         WHIRLPOOL CORP ......................                  4,125
                                                                      ----------
                                                                         158,314
                                                                      ----------

ENGINEERING AND MANAGEMENT SERVICES--0.04%
     59,100       DUN & BRADSTREET CORP .................                  1,743
                                                                      ----------

FABRICATED METAL PRODUCTS--0.36%
    133,000         CROWN CORK & SEAL CO, INC ...........                  2,976
    233,100         GILLETTE CO .........................                  9,601
      4,410         MARK IV INDUSTRIES, INC .............                     78
     81,200         MASCO CORP ..........................                  2,060
                                                                      ----------
                                                                          14,715
                                                                      ----------

FOOD AND KINDRED PRODUCTS--2.81%
    154,300         BESTFOODS, INC ......................                  8,110
    236,400         CAMPBELL SOUP CO ....................                  9,146
    693,400         COCA COLA CO ........................                 40,391
     96,100         COCA COLA ENTERPRISES, INC ..........                  1,934
    212,600         GENERAL MILLS, INC ..................                  7,600
    214,150         HEINZ (H.J.) CO .....................                  8,526
     89,200         HERSHEY FOODS CORP ..................                  4,237
    170,900         KELLOGG CO ..........................                  5,266
      5,800         MCCORMICK & CO, INC (NON-VOTE) ......                    173
    418,400         PEPSICO, INC ........................                 14,749
    105,600         QUAKER OATS CO ......................                  6,930
     57,014         UNILEVER NV (NEW YORK SHS) ..........                  3,104
     21,790       * VLASIC FOODS INTERNATIONAL, INC .....                    124
     72,300         WHITMAN CORP ........................                    972
     56,000         WRIGLEY (WM) JR CO ..................                  4,645
                                                                      ----------
                                                                         115,907
                                                                      ----------

FOOD STORES--0.22%
    136,058         ALBERTSONS, INC .....................                  4,388
    143,000       * KROGER CO ...........................                  2,699
     55,100       * SAFEWAY, INC ........................                  1,959
                                                                      ----------
                                                                           9,046
                                                                      ----------

FURNITURE AND FIXTURES--0.12%
    165,283         NEWELL RUBBERMAID, INC ..............                  4,793
                                                                      ----------

FURNITURE AND HOMEFURNISHINGS STORES--0.05%
     39,194         TANDY CORP ..........................                  1,928
                                                                      ----------

GENERAL BUILDING CONTRACTORS--0.02%
     28,600         HILLENBRAND INDUSTRIES, INC .........                    906
                                                                      ----------

GENERAL MERCHANDISE STORES--2.19%
     68,400         DAYTON HUDSON CORP ..................                  5,023
      1,000       * FEDERATED DEPARTMENT STORES, INC ....                     51
    148,600       * K MART CORP .........................                  1,495
     50,400         MAY DEPARTMENT STORES CO ............                  1,625
     60,200         PENNEY, (J.C.) CO, INC ..............                  1,200
    104,800         SEARS ROEBUCK & CO ..................                  3,190
  1,126,000         WAL-MART STORES, INC ................                 77,835
                                                                      ----------
                                                                          90,419
                                                                      ----------

HEALTH SERVICES--0.25%
    235,755         COLUMBIA/HCA HEALTHCARE CORP ........                  6,911
     12,408       * LIFEPOINT HOSPITALS, INC ............                    147
    123,300       * TENET HEALTHCARE CORP ...............                  2,898
     12,408       * TRIAD HOSPITALS, INC ................                    188
                                                                      ----------
                                                                          10,144
                                                                      ----------

HOLDING AND OTHER INVESTMENT OFFICES--0.10%
      1,000       * AMERCO ..............................                     25
     20,600         ROUSE CO ............................                    438
     96,900         WEINGARTEN REALTY INVESTORS, INC ....                  3,773
                                                                      ----------
                                                                           4,236
                                                                      ----------

INDUSTRIAL MACHINERY AND EQUIPMENT--6.65%
     48,300       * APPLE COMPUTER, INC .................                  4,966
    114,400       * APPLIED MATERIALS, INC ..............                 14,493
    736,750       * CISCO SYSTEMS, INC ..................                 78,924
    467,510         COMPAQ COMPUTER CORP ................                 12,652
     30,600         CUMMINS ENGINE CO, INC ..............                  1,478
    106,200         DEERE & CO ..........................                  4,606
    582,070       * DELL COMPUTER CORP ..................                 29,686
     10,462         DIEBOLD, INC ........................                    246
    264,400       * EMC CORP ............................                 28,886
     44,500         GRACO, INC ..........................                  1,596
    288,500         HEWLETT-PACKARD CO ..................                 32,871
    473,700         INTERNATIONAL BUSINESS MACHINES CORP                  51,160
     17,700         NORDSON CORP ........................                    854
    137,200         PITNEY BOWES, INC ...................                  6,628
     70,200       * SMITH INTERNATIONAL, INC ............                  3,488
     90,438         TIMKEN CO ...........................                  1,848
                                                                      ----------
                                                                         274,382
                                                                      ----------

INSTRUMENTS AND RELATED PRODUCTS--0.89%
     30,800         BAUSCH & LOMB, INC ..................                  2,108
     10,000         BAXTER INTERNATIONAL, INC ...........                    628
    152,200         BECTON DICKINSON & CO ...............                  4,071
     53,500         BIOMET, INC .........................                  2,140
    118,800       * BOSTON SCIENTIFIC CORP ..............                  2,599
    126,400       * GUIDANT CORP ........................                  5,941
    368,600         MEDTRONIC, INC ......................                 13,431
      9,898       * ST. JUDE MEDICAL, INC ...............                    304
    249,400         XEROX CORP ..........................                  5,658
                                                                      ----------
                                                                          36,880
                                                                      ----------


                        SEE NOTES TO FINANCIAL STATEMENTS

                                                    1999 CREF Annual Report o 25

      STATEMENT OF INVESTMENTS - Social Choice Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------


  SHARES                                                             VALUE (000)
-----------                                                          -----------

INSURANCE AGENTS, BROKERS AND SERVICE--0.31%
    136,020         MARSH & MCLENNAN COS, INC ...........             $   13,015
                                                                      ----------

INSURANCE CARRIERS--3.58%
     36,844         AEGON NV ARS ........................                  3,519
      5,000         AETNA, INC ..........................                    279
    255,306         ALLSTATE CORP .......................                  6,127
    152,800         AMERICAN GENERAL CORP ...............                 11,594
    499,896         AMERICAN INTERNATIONAL GROUP, INC ...                 54,051
        202       * BERKSHIRE HATHAWAY, INC (CLASS A) ...                 11,332
         22       * BERKSHIRE HATHAWAY, INC (CLASS B) ...                     40
     49,700         CHUBB CORP ..........................                  2,799
     69,200         CIGNA CORP ..........................                  5,575
    894,978         CITIGROUP, INC ......................                 49,727
     10,500       * CNA FINANCIAL CORP ..................                    409
     56,053         CONSECO, INC ........................                  1,002
      6,400       * HUMANA, INC .........................                     52
     18,200         JEFFERSON-PILOT CORP ................                  1,242
      1,400         SAFECO CORP .........................                     35
      2,400         ST. PAUL COS, INC ...................                     81
                                                                      ----------
                                                                         147,864
                                                                      ----------

MISCELLANEOUS MANUFACTURING INDUSTRIES--0.69%
     90,150         HASBRO, INC .........................                  1,718
    151,691         MATTEL, INC .........................                  1,991
    253,922         MINNESOTA MINING & MANUFACTURING CO .                 24,853
                                                                      ----------
                                                                          28,562
                                                                      ----------

MISCELLANEOUS RETAIL--0.29%
     84,176         CVS CORP ............................                  3,362
     45,950       * TOYS R US, INC ......................                    658
    278,000         WALGREEN CO .........................                  8,132
                                                                      ----------
                                                                          12,152
                                                                      ----------

MOTION PICTURES--1.05%
    591,225         DISNEY (WALT) CO ....................                 17,293
    357,413         TIME WARNER, INC ....................                 25,890
                                                                      ----------
                                                                          43,183
                                                                      ----------

NONDEPOSITORY INSTITUTIONS--2.11%
    198,400         AMERICAN EXPRESS CO .................                 32,984
    253,400         ASSOCIATES FIRST CAPITAL CORP .......                  6,953
    393,000         FEDERAL NATIONAL MORTGAGE ASSOCIATION                 24,538
    231,700         FREDDIE MAC .........................                 10,904
    232,280         HOUSEHOLD INTERNATIONAL, INC ........                  8,652
     74,900         SLM HOLDINGS CORP ...................                  3,165
                                                                      ----------
                                                                          87,196
                                                                      ----------

OIL AND GAS EXTRACTION--1.66%
    220,300         ANADARKO PETROLEUM CORP .............                  7,518
    232,600         APACHE CORP .........................                  8,592
     93,800       * BJ SERVICES CO ......................                  3,922
    182,700         BURLINGTON RESOURCES, INC ...........                  6,041
    146,800         HELMERICH & PAYNE, INC ..............                  3,202
     95,800         MITCHELL ENERGY & DEVELOPMENT
                      CORP (CLASS A) ....................                  2,114
     60,200         MITCHELL ENERGY & DEVELOPMENT
                      CORP (CLASS B) ....................                  1,298
    145,700       * NABORS INDUSTRIES, INC ..............                  4,508
    151,947         NOBLE AFFILIATES, INC ...............                  3,257
    151,166       * NOBLE DRILLING CORP .................                  4,951
    155,900       * PARKER DRILLING CO ..................                    497
    142,600       * ROWAN COS, INC ......................                  3,093
    369,200       * SANTA FE SNYDER CORP ................                  2,954
    122,217       * TRANSOCEAN SEDCO FOREX, INC .........                  4,117
    409,815         UNION PACIFIC RESOURCES GROUP, INC ..                  5,225
     59,300         VASTAR RESOURCES, INC ...............                  3,499
     92,875       * WEATHERFORD INTERNATIONAL ...........                  3,709
                                                                      ----------
                                                                          68,497
                                                                      ----------

PAPER AND ALLIED PRODUCTS--0.44%
    151,900         AVERY DENNISON CORP .................                 11,070
    133,200         CONSOLIDATED PAPERS, INC ............                  4,237
    138,050         SONOCO PRODUCTS CO ..................                  3,141
                                                                      ----------
                                                                          18,448
                                                                      ----------

PETROLEUM AND COAL PRODUCTS--0.23%
    151,600         MURPHY OIL CORP .....................                  8,698
     40,600         WD-40 CO ............................                    898
                                                                      ----------
                                                                           9,596
                                                                      ----------

PRIMARY METAL INDUSTRIES--0.25%
    110,852         BIRMINGHAM STEEL CORP ...............                    589
    127,000         NUCOR CORP ..........................                  6,961
    161,150         WORTHINGTON INDUSTRIES, INC .........                  2,669
                                                                      ----------
                                                                          10,219
                                                                      ----------

PRINTING AND PUBLISHING--0.78%
     24,300         DELUXE CORP .........................                    667
     41,000         DOW JONES & CO, INC .................                  2,788
    155,400         GANNETT CO, INC .....................                 12,675
     11,300         KNIGHT-RIDDER, INC ..................                    672
    148,200         MCGRAW HILL COS, INC ................                  9,133
     42,200         NEW YORK TIMES CO (CLASS A) .........                  2,073
     20,220       * R.H. DONNELLEY CORP .................                    382
     57,700         TIMES MIRROR CO SERIES A ............                  3,866
                                                                      ----------
                                                                          32,256
                                                                      ----------

RAILROAD TRANSPORTATION--0.21%
    421,200         NORFOLK SOUTHERN CORP ...............                  8,635
                                                                      ----------

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS--0.34%
     24,100         BANDAG, INC .........................                    603
    127,800         ILLINOIS TOOL WORKS, INC ............                  8,634
     92,700         NIKE, INC (CLASS B) .................                  4,594
                                                                      ----------
                                                                          13,831
                                                                      ----------

SECURITY AND COMMODITY BROKERS--1.01%
    125,600         MERRILL LYNCH & CO, INC .............                 10,488
    167,848         MORGAN STANLEY, DEAN WITTER, & CO ...                 23,960
    190,200         SCHWAB (CHARLES) CORP ...............                  7,299
                                                                      ----------
                                                                          41,747
                                                                      ----------

STONE, CLAY, AND GLASS PRODUCTS--0.25%
     81,600         CORNING, INC ........................                 10,521
                                                                      ----------

TRANSPORTATION BY AIR--0.32%
     16,000       * ALASKA AIR GROUP, INC ...............                    562
     79,900       * AMR CORP ............................                  5,353
     37,600         DELTA AIRLINES, INC .................                  1,873
     65,400       * FDX CORP ............................                  2,677
    149,343         SOUTHWEST AIRLINES CO ...............                  2,417
      5,618       * U.S. AIRWAYS GROUP, INC .............                    180
      2,300       * UAL CORP ............................                    178
                                                                      ----------
                                                                          13,240
                                                                      ----------

TRANSPORTATION EQUIPMENT--0.04%
     49,600         FEDERAL-MOGUL CORP ..................                    998
     12,000         FLEETWOOD ENTERPRISES, INC ..........                    248
     19,300         MODINE MANUFACTURING CO .............                    483
                                                                      ----------
                                                                           1,729
                                                                      ----------

TRUCKING AND WAREHOUSING--0.02%
     59,400         ARNOLD INDUSTRIES, INC ..............                    835
                                                                      ----------

WHOLESALE TRADE-DURABLE GOODS--0.24%
     24,400         AVNET, INC ..........................                  1,476
    191,850         GENUINE PARTS CO ....................                  4,760
     66,200         GRAINGER (W.W.), INC ................                  3,165
     50,900         IKON OFFICE SOLUTIONS, INC ..........                    347
                                                                      ----------
                                                                           9,748
                                                                      ----------

WHOLESALE TRADE-NONDURABLE GOODS--0.59%
     61,180         BERGEN BRUNSWIG CORP (CLASS A) ......                    509
     83,800         CARDINAL HEALTH, INC ................                  4,012
    282,700         ENRON CORP ..........................                 12,542
     66,800         MCKESSON HBOC, INC ..................                  1,507
    144,800         SYSCO CORP ..........................                  5,729
                                                                      ----------
                                                                          24,299
                                                                      ----------


                        SEE NOTES TO FINANCIAL STATEMENTS

26 o 1999 CREF Annual Report

      STATEMENT OF INVESTMENTS - Social Choice Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------


 PRINCIPAL                                                           VALUE (000)
-----------                                                          -----------

                  TOTAL COMMON STOCK
                    (Cost $1,263,727) ...................             $2,556,324
                                                                      ----------

SHORT TERM INVESTMENTS--8.08%
COMMERCIAL PAPER--7.61%
                  BELL ATLANTIC FINANCIAL SERVICES, INC
$14,400,000      o~ 5.800%, 01/20/00 ....................                 14,355
                  BELLSOUTH CAPITAL FUNDING CORP
 50,000,000      o~ 5.700%, 01/19/00 ....................                 49,852
                  COCA COLA CO
  4,765,000       ~ 5.780%, 01/19/00 ....................                  4,751
                  COCA COLA ENTERPRISES, INC
 30,000,000       ~ 6.330%, 01/19/00 ....................                 29,911
                  CVS CORP
  1,000,000       ~ 6.100%, 01/19/00 ....................                    997
                  HEINZ (H.J.) CO
 15,800,000      o~ 5.900%, 01/24/00 ....................                 15,741
                  J.P. MORGAN & CO
 43,000,000         6.250%, 01/18/00 ....................                 42,879
                  MERRILL LYNCH & CO, INC
 20,000,000       o 5.970%, 01/19/00 ....................                 19,941
                  PFIZER, INC
 45,540,000      o~ 5.800%, 01/19/00 ....................                 45,405
                  SBC COMMUNICATIONS, INC
 23,571,000      ^~ 5.770%, 01/18/00 ....................                 23,505
                  WALT DISNEY CO
  2,175,000       ~ 5.800%, 01/20/00 ....................                  2,168
 40,000,000      o~ 5.800%, 01/25/00 ....................                 39,844
                  XEROX CAPITAL PLC (EUROPE)
 25,000,000         6.200%, 01/13/00 ....................                 24,950
                                                                      ----------
                                                                         314,299
                                                                      ----------

U.S. GOVERNMENT AGENCY--0.47%
                  FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)
 19,300,000         5.100%, 01/19/00 ....................                 19,249
                                                                      ----------

                  TOTAL SHORT TERM INVESTMENTS
                    (Cost $333,548) .....................                333,548
                                                                      ----------

                  TOTAL PORTFOLIO
                    (Cost $3,174,585) ...................             $4,416,901
                                                                      ==========

----------
*    Non-income producing

~ Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933, as amended.

^ Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At December 31, 1999, the value of these securities amounted to $33,425,065 or 0.81% of net assets.

o All or a portion of these securities have been segregated by the Custodian to cover securities purchased on a delayed delivery basis.

<    These securities were purchased on a delayed delivery basis.

----------
OTHER INFORMATION (Unaudited)

The composition of long-term debt holdings as a percentage of total value of investment in debt securities, is as follows:

                              MOODY'S RATINGS
                        AAA, AA, A         37.61%
                        BAA                10.12%
                        BA                  0.41%

U.S. Government obligations represent 51.86% of the long-term debt portfolio value and are not reflected in the above ratings.



                        SEE NOTES TO FINANCIAL STATEMENTS

                                                    1999 CREF Annual Report o 27

       STATEMENT OF INVESTMENTS - Equity Index Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------


BONDS
CORPORATE BONDS
    ELECTRIC, GAS, AND SANITARY SERVICES ........       $       12         0.00%
TOTAL CORPORATE BONDS
    (Cost $10) ..................................               12         0.00
                                                        ----------       ------
TOTAL BONDS
    (Cost $10) ..................................               12         0.00
                                                        ----------       ------
PREFERRED STOCK
    FURNITURE AND FIXTURES ......................                3         0.00
    INSTRUMENTS AND RELATED PRODUCTS ............                0         0.00
    RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS ...              446         0.01
    WHOLESALE TRADE-DURABLE GOODS ...............               22         0.00
                                                        ----------       ------
TOTAL PREFERRED STOCK
    (Cost $454) .................................              471         0.01
                                                        ----------       ------
COMMON STOCK
    AGRICULTURAL PRODUCTION-CROPS ...............              218         0.00
    AGRICULTURAL SERVICES .......................              280         0.01
    AMUSEMENT AND RECREATION SERVICES ...........            5,987         0.12
    APPAREL AND ACCESSORY STORES ................           23,101         0.46
    APPAREL AND OTHER TEXTILE PRODUCTS ..........            4,069         0.08
    AUTO REPAIR, SERVICES AND PARKING ...........            2,217         0.04
    AUTOMOTIVE DEALERS AND SERVICE STATIONS .....            4,102         0.08
    BUILDING MATERIALS AND GARDEN SUPPLIES ......           62,741         1.26
    BUSINESS SERVICES ...........................          587,425        11.79
    CHEMICALS AND ALLIED PRODUCTS ...............          526,591        10.56
    COAL MINING .................................               55         0.00
    COMMUNICATIONS ..............................          587,265        11.78
    DEPOSITORY INSTITUTIONS .....................          294,226         5.90
    EATING AND DRINKING PLACES ..................           33,179         0.67
    EDUCATIONAL SERVICES ........................            1,453         0.03
    ELECTRIC, GAS, AND SANITARY SERVICES ........          127,351         2.56
    ELECTRONIC AND OTHER ELECTRIC EQUIPMENT .....          558,646        11.21
    ENGINEERING AND MANAGEMENT SERVICES .........            8,616         0.17
    FABRICATED METAL PRODUCTS ...................           29,323         0.59
    FISHING, HUNTING, AND TRAPPING ..............               18         0.00
    FOOD AND KINDRED PRODUCTS ...................          141,240         2.83
    FOOD STORES .................................           22,103         0.44
    FORESTRY ....................................            1,574         0.03
    FURNITURE AND FIXTURES ......................            8,741         0.18
    FURNITURE AND HOMEFURNISHINGS STORES ........           13,419         0.27
    GENERAL BUILDING CONTRACTORS ................            3,412         0.07
    GENERAL MERCHANDISE STORES ..................          115,462         2.32
    HEALTH SERVICES .............................           17,416         0.35
    HEAVY CONSTRUCTION, EXCEPT BUILDING .........            2,394         0.05
    HOLDING AND OTHER INVESTMENT OFFICES ........           38,250         0.77
    HOTELS AND OTHER LODGING PLACES .............            5,432         0.11
    INDUSTRIAL MACHINERY AND EQUIPMENT ..........          435,367         8.73
    INSTRUMENTS AND RELATED PRODUCTS ............           91,461         1.84
    INSURANCE AGENTS, BROKERS AND SERVICE .......           10,708         0.22
    INSURANCE CARRIERS ..........................          208,619         4.19
    LEATHER AND LEATHER PRODUCTS ................              880         0.02
    LEGAL SERVICES ..............................              310         0.01
    LOCAL AND INTERURBAN PASSENGER TRANSIT ......               24         0.00
    LUMBER AND WOOD PRODUCTS ....................           10,226         0.21
    METAL MINING ................................            5,705         0.11
    MISCELLANEOUS MANUFACTURING INDUSTRIES ......           20,393         0.41
    MISCELLANEOUS RETAIL ........................           37,355         0.75
    MOTION PICTURES .............................           53,992         1.08
    NONDEPOSITORY INSTITUTIONS ..................           86,994         1.75
    NONMETALLIC MINERALS, EXCEPT FUELS ..........            2,024         0.04
    OIL AND GAS EXTRACTION ......................           35,523         0.71
    PAPER AND ALLIED PRODUCTS ...................           42,160         0.85
    PERSONAL SERVICES ...........................            4,128         0.08
    PETROLEUM AND COAL PRODUCTS .................          163,501         3.28
    PRIMARY METAL INDUSTRIES ....................           21,915         0.44
    PRINTING AND PUBLISHING .....................           36,785         0.74
    RAILROAD TRANSPORTATION .....................           15,673         0.31
    REAL ESTATE .................................            3,199         0.06
    RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS ...           14,559         0.29
    SECURITY AND COMMODITY BROKERS ..............           72,496         1.45
    SOCIAL SERVICES .............................              260         0.00
    SPECIAL TRADE CONTRACTORS ...................              586         0.01
    STONE, CLAY, AND GLASS PRODUCTS .............           15,938         0.32
    TEXTILE MILL PRODUCTS .......................            2,910         0.06
    TOBACCO PRODUCTS ............................           22,661         0.45
    TRANSPORTATION BY AIR .......................           18,766         0.38
    TRANSPORTATION EQUIPMENT ....................          122,191         2.45
    TRANSPORTATION SERVICES .....................            3,859         0.08
    TRUCKING AND WAREHOUSING ....................            3,553         0.07
    WATER TRANSPORTATION ........................            2,093         0.04
    WHOLESALE TRADE-DURABLE GOODS ...............           13,137         0.26
    WHOLESALE TRADE-NONDURABLE GOODS ............           26,425         0.53
                                                        ----------       ------
TOTAL COMMON STOCK
    (Cost $3,148,942) ...........................        4,832,682        96.95
                                                        ----------       ------
SHORT TERM INVESTMENTS
    U.S. GOVERNMENT AND AGENCIES ................          134,557         2.70
                                                        ----------       ------
TOTAL SHORT TERM INVESTMENTS
    (Cost $134,540) .............................          134,557         2.70
                                                        ----------       ------
TOTAL PORTFOLIO
    (Cost $3,283,946) ...........................        4,967,722        99.66
    OTHER ASSETS & LIABILITIES, NET .............           16,980         0.34
                                                        ----------       ------
NET ASSETS ......................................       $4,984,702       100.00%
                                                        ==========       ======


                                   ----------


 PRINCIPAL                                                           VALUE (000)
-----------                                                          -----------

BONDS--0.00%
CORPORATE BONDS--0.00%
  ELECTRIC, GAS, AND SANITARY SERVICES--0.00%
                  WMX TECHNOLOGIES, INC (SUB CV NOTE)
$    14,000         2.000%, 01/24/05                                  $       12
                                                                      ----------
                  TOTAL CORPORATE BONDS
                    (Cost  $10)                                               12
                                                                      ----------
                  TOTAL BONDS
                    (Cost  $10)                                               12
                                                                      ----------

  SHARES
-----------
PREFERRED STOCK--0.01%
  FURNITURE AND FIXTURES--0.00%
      6,303       * OSULLIVAN INDUSTRIES HOLDINGS, INC ..                      3
                                                                      ----------
  INSTRUMENTS AND RELATED PRODUCTS--0.00%
     11,200       * FRESENIUS MEDICAL CARE (CLASS D) ....                      0
                                                                      ----------
  RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS--0.01%
      8,835         SEALED AIR CORP (CLASS A) ...........                    446
                                                                      ----------
  WHOLESALE TRADE-DURABLE GOODS--0.00%
      1,122         PREMIER FARNELL PLC CV ADR ..........                     22
                                                                      ----------
                  TOTAL PREFERRED STOCK
                    (Cost $454) .........................                    471
                                                                      ----------


                        SEE NOTES TO FINANCIAL STATEMENTS

28 o 1999 CREF Annual Report

       STATEMENT OF INVESTMENTS - Equity Index Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------


  SHARES                                                             VALUE (000)
-----------                                                          -----------

COMMON STOCK--96.95%
  AGRICULTURAL PRODUCTION-CROPS--0.00%
     12,533         DELTA & PINE LAND CO ................             $      218
                                                                      ----------

  AGRICULTURAL SERVICES--0.01%
      7,200       * CADIZ, INC ..........................                     68
     16,500       * VETERINARY CENTERS OF AMERICA, INC ..                    212
                                                                      ----------
                                                                             280
                                                                      ----------

  AMUSEMENT AND RECREATION SERVICES--0.12%
      2,000       * AMERICAN SKIING CO ..................                      6
     21,165       * AMF BOWLING, INC ....................                     66
      2,300       * ANCHOR GAMING CO ....................                    100
     17,800       * ARGOSY GAMING CORP ..................                    277
      8,014       * BALLY TOTAL FITNESS HOLDINGS CORP ...                    214
      6,700       * BOCA RESORTS, INC (CLASS A) .........                     65
     12,800       * BOYD GAMING CORP ....................                     74
      1,800       * CHAMPIONSHIP AUTO RACING TEAMS, INC .                     41
      1,500         CHURCHILL DOWNS, INC ................                     34
      2,500         DOVER DOWNS ENTERTAINMENT, INC ......                     47
     23,000       * FAMILY GOLF CENTERS, INC ............                     32
     42,508       * HARRAH'S ENTERTAINMENT, INC .........                  1,124
      6,900       * HOLLYWOOD PARK, INC .................                    155
      7,733         INTERNATIONAL SPEEDWAY CORP (CLASS A)                    390
      3,137       * LAKES GAMING, INC ...................                     25
     70,600       * MIRAGE RESORTS, INC .................                  1,081
      9,750       * PLAYERS INTERNATIONAL, INC ..........                     80
     12,600       * PREMIER PARKS, INC ..................                    364
     14,800       * SFX ENTERTAINMENT, INC (CLASS A) ....                    536
      5,500       * SPEEDWAY MOTORSPORTS, INC ...........                    153
      6,700       * STATION CASINOS, INC ................                    150
     12,800       * WESTWOOD ONE, INC ...................                    973
                                                                      ----------
                                                                           5,987
                                                                      ----------

  APPAREL AND ACCESSORY STORES--0.46%
     35,882       * ABERCROMBIE & FITCH CO (CLASS A) ....                    958
      8,800       * AMERICAN EAGLE OUTFITTERS, INC ......                    396
      7,757       * ANN TAYLOR STORES CORP ..............                    267
      3,300       * BUCKLE, INC .........................                     49
      6,120         BURLINGTON COAT FACTORY
                      WAREHOUSE CORP ....................                     85
      8,300         CATO CORP (CLASS A) .................                    105
     36,100       * CHARMING SHOPPES, INC ...............                    239
      1,300       * CHICO'S FAS, INC ....................                     49
      7,700       * CHILDRENS PLACE RETAIL STORES .......                    127
     14,800         CLAIRES STORES, INC .................                    331
        600       * DAVIDS BRIDAL, INC ..................                      7
      8,100       * DRESS BARN, INC .....................                    135
         13      x* EDISON BROTHERS STORES WTS 09/26/05 .                      0
      5,800       * FINISH LINE, INC (CLASS A) ..........                     32
      9,969       * FOOTSTAR, INC .......................                    304
      3,800       * GADZOOKS, INC .......................                     37
    235,591         GAP, INC ............................                 10,837
      6,100       * GENESCO, INC ........................                     79
      8,000       * GOODYS FAMILY CLOTHING, INC .........                     43
      9,700       * GYMBOREE CORP .......................                     55
     18,690         INTIMATE BRANDS, INC (CLASS A) ......                    806
     57,314         LIMITED, INC ........................                  2,482
     11,700      x* JUST FOR FEET, INC ..................                      0
      8,850       * MEN'S WEARHOUSE, INC ................                    260
     37,600         NORDSTROM, INC ......................                    985
      1,600       * NORTH FACE, INC .....................                      7
     10,650       * PACIFIC SUNWEAR CALIFORNIA, INC .....                    339
     11,396       * PAYLESS SHOESOURCE, INC .............                    536
      2,900       * PETRIE STORES CORP
                      (LIQUIDATING TRUST) ...............                      7
     32,400         ROSS STORES, INC ....................                    581
     12,700       * STAGE STORES, INC ...................                     29
     12,800       * STEIN MART, INC .....................                     73
      6,200         TALBOTS, INC ........................                    277
    114,300         TJX COS, INC ........................                  2,336
      7,859       * TOO, INC ............................                    136
      2,300       * URBAN OUTFITTERS, INC ...............                     67
      3,700       * WET SEAL, INC (CLASS A) .............                     45
                                                                      ----------
                                                                          23,101
                                                                      ----------

  APPAREL AND OTHER TEXTILE PRODUCTS--0.08%
      1,900       * COLUMBIA SPORTSWEAR CO ..............                     41
      1,000       * DONNA KARAN INTERNATIONAL, INC ......                      7
     19,500      x* FRUIT OF THE LOOM LTD (CLASS A) .....                     28
      2,200       * HARTMARX CORP .......................                      9
     37,309       * JONES APPAREL GROUP, INC ............                  1,012
     11,900         KELLWOOD CO .........................                    231
     21,100         LIZ CLAIBORNE, INC ..................                    794
     13,500       * NAUTICA ENTERPRISES, INC ............                    153
        800         OSHKOSH B'GOSH, INC (CLASS A) .......                     17
     12,000         PHILLIPS VAN HEUSEN CORP ............                    100
      5,745         PILLOWTEX CORP ......................                     36
     19,800       * POLO RALPH LAUREN CORP ..............                    338
      6,600       * QUIKSILVER, INC .....................                    102
        600       * TARRANT APPAREL GROUP ...............                      6
     31,900         VF CORP .............................                    957
     19,300         WARNACO GROUP, INC (CLASS A) ........                    238
                                                                      ----------
                                                                           4,069
                                                                      ----------

  AUTO REPAIR, SERVICES AND PARKING--0.04%
      8,200       * AVIS RENT A CAR, INC ................                    210
      8,700       * BUDGET GROUP, INC ...................                     79
      7,050         CENTRAL PARKING CORP ................                    135
      9,300       * DOLLAR THRIFTY AUTOMOTIVE GROUP, INC                     223
     11,000         HERTZ CORP (CLASS A) ................                    551
      9,733         MIDAS, INC ..........................                    213
      5,460       * NATIONAL AUTO CREDIT, INC ...........                      3
     25,500         ROLLINS TRUCK LEASING CORP ..........                    304
     20,400         RYDER SYSTEM, INC ...................                    499
                                                                      ----------
                                                                           2,217
                                                                      ----------

  AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.08%
    142,516       * AUTONATION, INC .....................                  1,318
     54,624       * AUTOZONE, INC .......................                  1,765
      2,000       * COPART, INC .........................                     87
      7,500       * CSK AUTO CORP .......................                    131
      2,700       * DISCOUNT AUTO PARTS, INC ............                     49
      1,700       * GROUP 1 AUTOMOTIVE, INC .............                     24
     12,200       * INSURANCE AUTO AUCTIONS, INC ........                    192
     14,600       * OREILLY AUTOMOTIVE, INC .............                    314
     17,838         PEP BOYS MANNY, MOE, & JACK CO ......                    163
      4,200       * UNITED AUTO GROUP, INC ..............                     38
      2,500       * WEST MARINE, INC ....................                     21
                                                                      ----------
                                                                           4,102
                                                                      ----------

  BUILDING MATERIALS AND GARDEN SUPPLIES--1.26%
      9,500         FASTENAL CO .........................                    427
    799,350         HOME DEPOT, INC .....................                 54,805
    125,216         LOWES COS, INC ......................                  7,482
      1,700       * TRACTOR SUPPLY CO ...................                     27
                                                                      ----------
                                                                          62,741
                                                                      ----------

  BUSINESS SERVICES--11.79%
      2,900       * 24/7 MEDIA, INC .....................                    163
      5,400       * 3DO CO ..............................                     49
      6,325         AARON RENTS, INC ....................                    112
     18,043         ABM INDUSTRIES, INC .................                    368
        400       * ABOUT.COM, INC ......................                     36
     16,100       * ACCLAIM ENTERTAINMENT, INC ..........                     83
      4,600         ACKERLEY GROUP, INC .................                     83
     36,466       * ACNEILSEN CORP ......................                    898
      5,900       * ACTIVISION, INC .....................                     90
     11,000       * ACTUATE CORP ........................                    472


                        SEE NOTES TO FINANCIAL STATEMENTS

                                                    1999 CREF Annual Report o 29

       STATEMENT OF INVESTMENTS - Equity Index Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------


  SHARES                                                             VALUE (000)
-----------                                                          -----------

  BUSINESS SERVICES--(Continued)
     29,860       * ACXIOM CORP .........................             $      717
      1,824       * ADMINSTAFF, INC .....................                     55
     44,544         ADOBE SYSTEMS, INC ..................                  2,996
     12,400       * ADVANTAGE LEARNING SYSTEMS, INC .....                    139
      7,650       * ADVENT SOFTWARE, INC ................                    493
     15,400       * ADVO, INC ...........................                    366
     22,040       * AFFILIATED COMPUTER SERVICES, INC
                      (CLASS A) .........................                  1,014
      1,900       * ALLAIRE CORP ........................                    278
      9,300       * ALTERNATIVE RESOURCES CORP ..........                     51
      2,081       * AMDOCS LTD ..........................                     72
    811,762       * AMERICA ONLINE, INC .................                 61,237
     25,525       * AMERICAN MANAGEMENT SYSTEMS, INC ....                    801
      7,950         ANALYSTS INTERNATIONAL CORP .........                     99
      9,100       * ANSWERTHINK CONSULTING GROUP ........                    312
      6,000       * APAC CUSTOMER SERVICES, INC .........                     84
      3,100       * APPLIEDTHEORY CORP ..................                     86
      4,100       * ARDENT SOFTWARE, INC ................                    160
      2,000       * ARIS CORP ...........................                     24
        200       * ASHTON TECHNOLOGY GROUP, INC ........                      1
      6,600       * ASPECT DEVELOPMENT, INC .............                    452
      8,400       * ASPEN TECHNOLOGY, INC ...............                    222
        900       * AUTOBYTEL.COM, INC ..................                     14
     18,900         AUTODESK, INC .......................                    638
    221,993         AUTOMATIC DATA PROCESSING, INC ......                 11,960
     10,000       * AVANT CORP ..........................                    150
     10,100       * AVT CORP ............................                    475
      6,800       * AWARE, INC ..........................                    247
      7,900       * AXENT TECHNOLOGIES, INC .............                    166
      4,905       * AZTEC TECHNOLOGY PARTNERS, INC ......                     22
     11,000       * BANYAN SYSTEMS, INC .................                    220
      1,500       * BARRA, INC ..........................                     48
     55,600       * BEA SYSTEMS, INC ....................                  3,889
      1,700       * BEST SOFTWARE, INC ..................                     50
      6,300       * BEYOND.COM CORP .....................                     49
     13,100       * BILLING CONCEPTS CORP ...............                     85
      3,900       * BINDVIEW DEVELOPMENT CORP ...........                    194
     11,200       * BISYS GROUP, INC ....................                    731
     85,407       * BMC SOFTWARE, INC ...................                  6,827
      2,800       * BORON, LEPORE & ASSOCIATES, INC .....                     18
      2,400       * BOTTOMLINE TECHNOLOGIES, INC ........                     86
      5,000       * BRIO TECHNOLOGY, INC ................                    210
     21,700       * BROADVISION, INC ....................                  3,690
      1,800       * BROCADE COMMUNICATIONS SYSTEMS, INC .                    319
      4,094       * BUILDING ONE SERVICES CORP ..........                     39
      5,009       * BURNS INTERNATIONAL SERVICES ........                     54
      7,710       * CACI INTERNATIONAL, INC (CLASS A) ...                    174
     86,365       * CADENCE DESIGN SYSTEMS, INC .........                  2,073
     19,000       * CAMBRIDGE TECHNOLOGY PARTNERS, INC ..                    499
      8,900       * CARDIOTHORACIC SYSTEM, INC ..........                     32
      5,900       * CATALINA MARKETING CORP .............                    683
      5,000       * CCC INFORMATION SERVICES GROUP, INC .                     86
      6,700       * CDI CORP ............................                    162
         50       * CELLULAR TECHNICAL SERVICES CO ......                      0
    265,264       * CENDANT CORP ........................                  7,046
     20,500       * CENTURY BUSINESS SERVICES, INC ......                    173
     45,420       * CERIDIAN CORP .......................                    979
      8,700       * CERNER CORP .........................                    171
     13,100       * CHECKFREE HOLDINGS CORP .............                  1,369
     10,574       * CHOICEPOINT, INC ....................                    437
     15,100       * CIBER, INC ..........................                    415
     28,600       * CITRIX SYSTEMS, INC .................                  3,518
      8,500       * CLARIFY, INC ........................                  1,071
     27,200       * CMGI, INC ...........................                  7,531
     14,400       * CNET, INC ...........................                    817
      1,300       * COGNIZANT TECHNOLOGY SOLUTIONS ......                    142
     39,741         COMDISCO, INC .......................                  1,480
      7,508       * COMPLETE BUSINESS SOLUTIONS, INC ....                    189
    149,175         COMPUTER ASSOCIATES
                      INTERNATIONAL, INC ................                 10,433
     12,250       * COMPUTER HORIZONS CORP ..............                    198
      8,700       * COMPUTER NETWORK TECHNOLOGY CORP ....                    200
     55,425       * COMPUTER SCIENCES CORP ..............                  5,245
      7,500         COMPUTER TASK GROUP, INC ............                    111
    110,800       * COMPUWARE CORP ......................                  4,127
      9,100       * CONCORD COMMUNICATIONS, INC .........                    404
      3,400       * CONCUR TECHNOLOGIES, INC ............                     99
     15,837       * CONVERGYS CORP ......................                    487
      2,000       * CORT BUSINESS SERVICES CORP .........                     35
      1,700       * COSTAR GROUP ........................                     61
      5,000       * COTELLIGENT, INC ....................                     27
      4,100       * CRITICAL PATH, INC ..................                    387
     16,200       * CSG SYSTEMS INTERNATIONAL, INC ......                    646
      7,400       * CYBERGUARD CORP .....................                     30
      7,900       * DATA BROADCASTING CORP ..............                     65
      4,200       * DATA DIMENSIONS, INC ................                     11
      4,300       * DATASTREAM SYSTEMS, INC .............                    106
      2,000       * DBT ONLINE, INC .....................                     49
      1,700       * DELTEK SYSTEMS, INC .................                     23
     16,650       * DENDRITE INTERNATIONAL, INC .........                    564
      5,900       * DIGITAL RIVER, INC ..................                    197
      4,500       * DOCUMENTUM, INC .....................                    269
     12,519       * DOUBLECLICK, INC ....................                  3,168
      3,300       * DSP GROUP, INC ......................                    307
     11,900       * DST SYSTEMS, INC ....................                    908
      5,800       * EARTHLINK NETWORK, INC ..............                    247
      9,700       * EBAY, INC ...........................                  1,214
      1,100       * ECHELON CORP ........................                     22
     10,310       * ECLIPSYS CORP .......................                    264
      1,800       * ELECTRO RENT CORP ...................                     21
     20,800       * ELECTRONIC ARTS, INC ................                  1,747
    130,119         ELECTRONIC DATA SYSTEMS CORP ........                  8,710
     17,700       * ELECTRONICS FOR IMAGING, INC ........                  1,029
     15,900       * EMPLOYEE SOLUTIONS, INC .............                     11
      3,000       * ENGINEERING ANIMATION, INC ..........                     26
      4,200       * ENTRUST TECHNOLOGIES, INC ...........                    252
     21,024       * EPICOR SOFTWARE CORP ................                    106
     50,909         EQUIFAX, INC ........................                  1,200
      6,500       * EXCALIBUR TECHNOLOGIES CORP .........                    134
      2,000       * EXCHANGE APPLICATIONS, INC ..........                    112
     45,454       * EXCITE AT HOME ......................                  1,949
      3,800       * EZENIA!, INC ........................                     30
      2,750         FACTSET RESEARCH SYSTEMS, INC .......                    219
      5,400         FAIR ISSAC & CO, INC ................                    286
     11,200       * FILENET CORP ........................                    286
    155,459         FIRST DATA CORP .....................                  7,666
     41,975       * FISERV, INC .........................                  1,608
     12,190       * GARTNER GROUP, INC (CLASS B) ........                    168
      7,600       * GENERAL MAGIC, INC ..................                     29
      3,200       * GENESYS TELECOMMUNICATIONS
                      LABORATORIES, INC .................                    173
     13,800         GERBER SCIENTIFIC, INC ..............                    303
      6,600       * GETTY IMAGES, INC ...................                    323
     18,285       * GO.COM ..............................                    435
      7,400       * GO 2NET, INC ........................                    644
      5,800       * GREAT PLAINS SOFTWARE, INC ..........                    434
        100         GREY ADVERTISING, INC ...............                     40
     34,700       * GT INTERACTIVE SOFTWARE CORP ........                     57
     14,700       * GTECH HOLDINGS CORP .................                    323
     17,100       * HARBINGER CORP ......................                    544
      3,500       * HEALTH MANAGEMENT SYSTEMS, INC ......                     22
     10,247       * HEALTHEON/WEBMD CORP ................                    384
      1,000       * HEIDRICK & STRUGGLES
                      INTERNATIONAL, INC ................                     42
      9,500       * HNC SOFTWARE ........................                  1,005
     11,490       * HYPERION SOLUTIONS CORP .............                    500
     10,200       * I2 TECHNOLOGIES, INC ................                  1,989


                        SEE NOTES TO FINANCIAL STATEMENTS

30 o 1999 CREF Annual Report

       STATEMENT OF INVESTMENTS - Equity Index Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------


  SHARES                                                             VALUE (000)
-----------                                                          -----------

  BUSINESS SERVICES--(Continued)
      3,800       * IDX SYSTEMS CORP ....................             $      119
     15,200       * IKOS SYSTEMS, INC ...................                    147
     21,500       * IMATION CORP ........................                    722
      4,850       * IMRGLOBAL CORP ......................                     61
    112,956         IMS HEALTH, INC .....................                  3,071
     15,780       * INACOM CORP .........................                    115
     12,200       * INDUS INTERNATIONAL, INC ............                    149
      6,600       * INDUSTRI-MATEMATIK INTERNATIONAL CORP                     40
     14,600       * INFOCURE CORP .......................                    455
      2,300       * INFORMATICA CORP ....................                    245
     12,200       * INFORMATION RESOURCES, INC ..........                    113
     58,400       * INFORMIX CORP .......................                    668
      6,100       * INFOSPACE.COM, INC ..................                  1,305
     13,900       * INFOUSA, INC ........................                    194
     23,800       * INKTOMI CORP ........................                  2,112
     13,200       * INPRISE CORP ........................                    146
      3,000       * INSO CORP ...........................                     97
     11,800       * INTEGRATED SYSTEMS, INC .............                    396
      3,400       * INTELLIGROUP, INC ...................                     84
     42,000       * INTERGRAPH CORP .....................                    197
     17,800       * INTERIM SERVICES, INC ...............                    441
      1,900       * INTERNET CAPITAL GROUP, INC .........                    323
     98,200         INTERPUBLIC GROUP OF COS, INC .......                  5,665
      2,300       * INTERVU, INC ........................                    242
     47,153       * INTUIT, INC .........................                  2,826
      5,800       * ISS GROUP, INC ......................                    413
      3,800       * IVILLAGE, INC .......................                     77
     15,400       * J.D. EDWARDS & CO ...................                    460
      8,000         JACK HENRY & ASSOCIATES, INC ........                    430
      6,500       * JDA SOFTWARE GROUP, INC .............                    106
        800       * JUNO ONLINE SERVICES, INC ...........                     28
     19,800       * KEANE, INC ..........................                    629
     11,100         KELLY SERVICES, INC (CLASS A) .......                    279
      5,100       * KORN FERRY INTERNATIONAL ............                    186
     12,800       * LABOR READY, INC ....................                    155
     11,850       * LAMAR ADVERTISING CO (CLASS A) ......                    718
      2,800      x* LEASING SOLUTIONS, INC ..............                      0
     28,014       * LEGATO SYSTEMS, INC .................                  1,928
      5,900       * LHS GROUP, INC ......................                    145
     27,900       * LYCOS, INC ..........................                  2,220
     11,400       * MACROMEDIA, INC .....................                    834
      7,600       * MACROVISION CORP ....................                    562
        100       * MANHATTAN ASSOCIATES, INC ...........                      1
     23,100         MANPOWER, INC .......................                    869
      5,400       * MANUGISTICS GROUP, INC ..............                    174
      2,300       * MAPICS, INC .........................                     29
      4,400       * MARIMBA, INC ........................                    203
     10,700       * MASTECH CORP ........................                    265
        200       * MEDIA METRIX, INC ...................                      7
     11,200       * MEDQUIST, INC .......................                    289
      2,300       * MEMBERWORKS, INC ....................                     76
     30,900       * MENTOR GRAPHICS CORP ................                    407
      6,850       * MERANT PLC ADR ......................                    212
     12,000       * MERCURY INTERACTIVE CORP ............                  1,295
      9,600       * MESSAGEMEDIA, INC ...................                    135
     11,450       * METAMOR WORLDWIDE, INC ..............                    333
        600       * METRO INFORMATION SERVICES, INC .....                     14
      3,700       * MICROMUSE, INC ......................                    629
  1,348,130       * MICROSOFT CORP ......................                157,394
     13,100       * MICROSTRATEGY, INC ..................                  2,751
     13,859       * MIDWAY GAMES, INC ...................                    332
     13,600       * MINDSPRING ENTERPRISES, INC .........                    359
        500       * MODEM MEDIA POPPE TYSON, INC ........                     35
     33,777       * MODIS PROFESSIONAL SERVICES .........                    481
      1,014       * MOMENTUM BUSINESS APPLICATIONS, INC .                      8
      1,300       * MPATH INTERACTIVE, INC ..............                     35
      2,800       * MULTEX.COM, INC .....................                    105
      8,600         NATIONAL COMPUTER SYSTEMS, INC ......                    324
     10,900         NATIONAL DATA CORP ..................                    370
      2,400       * NATIONAL EQUIPMENT SERVICES, INC ....                     15
      1,000       * NBC INTERNET, INC ...................                     77
      3,100       * NCO GROUP, INC ......................                     93
      4,068       * NCR CORP ............................                    154
      4,200       * NEFF CORP ...........................                     27
      2,300       * NEON SYSTEMS, INC ...................                     90
      3,600       * NET PERCEPTIONS, INC ................                    151
     36,158       * NETMANAGE, INC ......................                    179
      4,000       * NETOBJECTS, INC .....................                     66
      2,500       * NETOPIA, INC ........................                    136
     48,000       * NETWORK APPLIANCE, INC ..............                  3,987
      4,000       * NETWORK PERIPHERALS, INC ............                    189
      5,800       * NETWORK SOLUTIONS, INC ..............                  1,262
     50,768       * NETWORKS ASSOCIATES, INC ............                  1,355
     12,200       * NEW ERA OF NETWORKS, INC ............                    581
     23,700       * NORSTAN, INC ........................                    151
     21,795       * NOVA CORP (GEORGIA) .................                    688
    115,800       * NOVELL, INC .........................                  4,625
      3,900       * OBJECTIVE SYSTEMS INTEGRATORS, INC ..                     26
      5,600       * ODS NETWORKS, INC ...................                     51
     20,982         OLSTEN CORP .........................                    237
      4,200       * OMEGA RESEARCH, INC .................                     25
     62,500         OMNICOM GROUP, INC ..................                  6,250
      2,000       * ON ASSIGNMENT, INC ..................                     60
      6,600       * ONEMAIN.COM, INC ....................                     99
      2,600       * ONYX SOFTWARE CORP ..................                     96
     10,200       * OPEN MARKET, INC ....................                    460
    397,980       * ORACLE CORP .........................                 44,599
     94,132       * PARAMETRIC TECHNOLOGY CORP ..........                  2,547
     76,977         PAYCHEX, INC ........................                  3,079
        300       * PCORDER.COM, INC ....................                     15
      3,600       * PEGASUS SYSTEMS, INC ................                    217
      2,600       * PEGASYSTEMS, INC ....................                     29
     73,622       * PEOPLESOFT, INC .....................                  1,569
      6,833       * PER SE TECHNOLOGIES, INC ............                     57
      9,800       * PEREGRINE SYSTEMS, INC ..............                    825
     14,300       * PEROT SYSTEMS CORP (CLASS A) ........                    272
     18,122       * PERSONNEL GROUP OF AMERICA, INC .....                    183
      8,700       * PERVASIVE SOFTWARE, INC .............                    147
     10,700       * PHOENIX TECHNOLOGIES LTD ............                    169
     12,200      #* PHYSICIAN COMPUTER NETWORK, INC .....                      0
     14,900         PITTSTON BRINKS GROUP CO ............                    328
     11,700       * POLICY MANAGEMENT SYSTEMS CORP ......                    299
        700       * PORTAL SOFTWARE, INC ................                     72
      3,400       * PREVIEW TRAVEL, INC .................                    177
      9,900       * PRICELINE.COM, INC ..................                    469
      5,406       * PRIMARK CORP ........................                    150
     10,100      #* PROCURENET, INC .....................                      2
      9,800       * PROGRESS SOFTWARE CORP ..............                    556
      8,600       * PROJECT SOFTWARE & DEVELOPMENT, INC .                    477
      4,900       * PROTECTION ONE, INC .................                      9
      2,800       * PROXICOM, INC .......................                    348
      4,900       * PROXYMED, INC .......................                     48
     17,968       * PSINET, INC .........................                  1,110
      8,400       * QAD, INC ............................                    117
      2,400       * QRS CORP ............................                    252
      5,200       * QUADRAMED CORP ......................                     45
      4,000       * RADIANT SYSTEMS, INC ................                    161
      7,800       * RADISYS CORP ........................                    398
      5,600       * RARE MEDIUM GROUP, INC ..............                    191
     31,992       * RATIONAL SOFTWARE CORP ..............                  1,572
      1,087       * RAZORFISH, INC ......................                    103
     11,500       * REALNETWORKS, INC ...................                  1,384
      1,700       * REDBACK NETWORKS, INC ...............                    302


                        SEE NOTES TO FINANCIAL STATEMENTS

                                                    1999 CREF Annual Report o 31

       STATEMENT OF INVESTMENTS - Equity Index Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------


  SHARES                                                             VALUE (000)
-----------                                                          -----------

  BUSINESS SERVICES--(Continued)
      8,400       * REMEDY CORP .........................             $      398
        600       * REMEDYTEMP, INC (CLASS A) ...........                     11
      5,657       * RENT WAY, INC .......................                    106
      6,100       * RENT-A-CENTER, INC ..................                    121
     30,750       * ROBERT HALF INTERNATIONAL, INC ......                    878
      7,900         ROLLINS, INC ........................                    119
     10,900       * ROMAC INTERNATIONAL, INC ............                    146
     11,750       * RSA SECURITY, INC ...................                    911
     11,700       * SABRE HOLDINGS CORP .................                    600
     36,175       * SAFETY-KLEEN CORP ...................                    409
      9,800       * SAGA SYSTEMS, INC ...................                    195
      4,400       * SAGENT TECHNOLOGY, INC ..............                    132
      2,000       * SALESLOGIX CORP .....................                     82
      6,200       * SANCHEZ COMPUTER ASSOCIATES, INC ....                    255
     14,100       * SANTA CRUZ OPERATION, INC ...........                    428
      7,600       * SAPIENT CORP ........................                  1,071
        800       * SCIENT CORP .........................                     69
      3,700         SEI INVESTMENT CO ...................                    440
      3,800       * SERENA SOFTWARE, INC ................                    118
      9,200         SHARED MEDICAL SYSTEMS CORP .........                    469
     45,816       * SIEBEL SYSTEMS, INC .................                  3,849
      1,400       * SILKNET SOFTWARE, INC ...............                    232
     10,100       * SITEL CORP ..........................                     71
     18,900       * SNYDER COMMUNICATIONS, INC ..........                    364
      3,800       * SOFTNET SYSTEMS, INC ................                     95
      6,600       * SOS STAFFING SERVICES, INC ..........                     29
     16,000         SOTHEBYS HOLDINGS, INC (CLASS A) ....                    480
      2,300       * SOURCE MEDIA, INC ...................                     43
      6,600       * SPORTSLINE.COM ......................                    331
        400       * SPR, INC ............................                      2
      2,500       * SPSS, INC ...........................                     63
      3,100       * SPYGLASS, INC .......................                    118
      8,300       * SS&C TECHNOLOGIES, INC ..............                     54
      8,100       * STAFFMARK, INC ......................                     61
      1,700       * STARMEDIA NETWORK, INC ..............                     68
      2,200       * STARTEK, INC ........................                     80
     32,577       * STERLING COMMERCE, INC ..............                  1,110
     36,300       * STERLING SOFTWARE, INC ..............                  1,143
     12,300       * STRUCTURAL DYNAMICS RESEARCH CORP ...                    157
    561,660       * SUN MICROSYSTEMS, INC ...............                 43,494
     39,400       * SUNGARD DATA SYSTEMS, INC ...........                    936
     24,900       * SYBASE, INC .........................                    423
      6,600       * SYKES ENTERPRISES, INC ..............                    290
     19,400       * SYMANTEC CORP .......................                  1,137
     21,672       * SYNOPSYS, INC .......................                  1,447
      7,000       * SYNTEL, INC .........................                    113
      2,437       * SYSTEM SOFTWARE ASSOCIATES, INC .....                      5
     11,700       * SYSTEMS & COMPUTER TECHNOLOGY CORP ..                    190
     48,400      x* SYSTEMSOFT CORP .....................                      4
     12,200       * TCSI CORP ...........................                     39
     13,025       * TECHNOLOGY SOLUTIONS CO .............                    427
      1,200       * TELESPECTRUM WORLDWIDE, INC .........                      9
      6,400       * TELETECH HOLDINGS, INC ..............                    216
      1,000       * THESTREET.COM .......................                     19
      5,850       * THQ, INC ............................                    136
      4,800       * TICKETMASTER ONLINE-CITY SEARCH, INC                     185
      6,400       * TMP WORLDWIDE, INC ..................                    909
      9,400         TOTAL SYSTEM SERVICES, INC ..........                    153
      2,000       * TOWNE SERVICES, INC .................                      8
      8,400       * TRACK DATA CORP .....................                     86
     12,000       * TRANSACTION SYSTEM ARCHITECTURE .....                    336
     13,200         TRUE NORTH COMMUNICATIONS, INC ......                    590
      8,000       * TSI INTERNATIONAL SOFTWARE LTD ......                    453
      5,300       * TYLER TECHNOLOGIES, INC .............                     29
      2,200       * UNIGRAPHICS SOLUTIONS, INC ..........                     59
      8,211       * UNITED RENTALS, INC .................                    141
        475       * US INTERACTIVE, INC .................                     20
      4,050       * USINTERNETWORKING, INC ..............                    283
     26,450       * USWEB CORP ..........................                  1,175
     20,700       * VALASSIS COMMUNICATIONS, INC ........                    875
     20,400       * VERIO, INC ..........................                    942
     26,800       * VERISIGN, INC .......................                  5,117
     92,100       * VERITAS SOFTWARE CORP ...............                 13,182
      8,200       * VERITY, INC .........................                    349
     10,400       * VERTICALNET, INC ....................                  1,706
      5,100       * VIASOFT, INC ........................                     29
      7,200       * VIGNETTE CORP .......................                  1,174
      8,200       * VISIO CORP ..........................                    390
      2,100       * VOLT INFORMATION SCIENCES, INC ......                     50
      5,800         WACKENHUT CORP SERIES A .............                     87
     10,800       * WAVE SYSTEMS CORP (CLASS A) .........                    129
      1,800       * WEBTRENDS CORP ......................                    146
      7,800       * WEST TELESERVICES CORP ..............                    191
      5,400       * WESTAFF, INC ........................                     45
     11,400       * WIND RIVER SYSTEMS, INC .............                    418
      4,800       * XTRA CORP ...........................                    205
     44,142       * YAHOO, INC ..........................                 19,100
     14,300         YOUNG & RUBICAM, INC ................                  1,012
         78       * ZAP.COM CORP ........................                      0
      3,000       * ZIFF-DAVIS, INC ZDNET ...............                     63
                                                                      ----------
                                                                         587,425
                                                                      ----------

  CHEMICALS AND ALLIED PRODUCTS--10.56%
    546,424         ABBOTT LABORATORIES CO ..............                 19,842
        700       * ABGENIX INC .........................                     93
      8,000       * ADVANCED TISSUE SCIENCE CO ..........                     20
     81,211         AIR PRODUCTS & CHEMICALS, INC .......                  2,726
        100       * ALBANY MOLECULAR RESEARCH, INC ......                      3
     17,200         ALBEMARLE CORP ......................                    330
     23,000         ALBERTO CULVER CO (CLASS B) .........                    594
      1,600       * ALGOS PHARMACEUTICAL CORP ...........                     18
      6,500       * ALKERMES, INC .......................                    319
      7,185       * ALLERGAN SPECIALTY
                      THERAPEUTICS, INC (CLASS A) .......                     91
     54,814         ALLERGAN, INC .......................                  2,727
      5,300       * ALLIANCE PHARMACEUTICAL CORP ........                     39
     12,941         ALPHARMA, INC (CLASS A) .............                    398
     31,104       * ALZA CORP ...........................                  1,077
    473,770         AMERICAN HOME PRODUCTS CORP .........                 18,684
    372,500       * AMGEN, INC ..........................                 22,373
     11,400       * AMYLIN PHARMACEUTICALS, INC .........                     95
      5,000       * ANDRX CORP ..........................                    212
        600       * APHTON CORP .........................                      9
      5,250         ARCH CHEMICALS, INC .................                    110
      2,100       * ARQULE, INC .........................                     22
      2,700       * AVIRON, INC .........................                     43
     91,196         AVON PRODUCTS, INC ..................                  3,009
      3,300       * AXYS PHARMACEUTICALS, INC ...........                     13
      3,700       * BARR LABORATORIES, INC ..............                    116
     14,600       * BIO-TECHNOLOGY GENERAL CORP .........                    223
     54,300       * BIOGEN, INC .........................                  4,588
      5,000       * BIOMATRIX, INC ......................                     96
        160       * BIOVAIL CORP INTERNATIONAL ..........                     15
      1,462         BLOCK DRUG, INC (CLASS A) ...........                     45
    713,752         BRISTOL MYERS SQUIBB CO .............                 45,814
     34,400         CABOT CORP ..........................                    701
     18,100         CALGON CARBON CORP ..................                    107
      9,982         CAMBREX CORP ........................                    344
      1,300       * CARBIDE/GRAPHITE GROUP, INC .........                      8
     77,019       * CAREMARK RX, INC ....................                    390
      4,700         CARTER WALLACE, INC .................                     84
      3,600       * CELL GENESYS, INC ...................                     46
      4,000       * CELL PATHWAYS, INC ..................                     37


                        SEE NOTES TO FINANCIAL STATEMENTS

32 o 1999 CREF Annual Report

       STATEMENT OF INVESTMENTS - Equity Index Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------


  SHARES                                                             VALUE (000)
-----------                                                          -----------

  CHEMICALS AND ALLIED PRODUCTS--(Continued)
      7,000       * CEPHALON, INC .......................             $      242
      2,200       * CHATTEM, INC ........................                     42
     15,700         CHEMFIRST, INC ......................                    343
      2,900       * CHIREX, INC .........................                     42
     35,828       * CHIRON CORP .........................                  1,518
     14,600         CHURCH & DWIGHT CO, INC .............                    390
     43,757         CK WITCO CORP .......................                    585
     85,956         CLOROX CO ...........................                  4,330
    212,584         COLGATE PALMOLIVE CO ................                 13,818
      9,100       * COLUMBIA LABORATORIES, INC ..........                     68
      6,400       * COR THERAPEUTICS, INC ...............                    172
      1,700       * CORIXA CORP .........................                     29
      4,300       * COULTER PHARMACEUTICALS, INC ........                     98
      8,455       * CRESCENDO PHARMACEUTICALS CORP ......                    155
      8,700       * CYGNUS, INC .........................                    159
     13,700       * CYTEC INDUSTRIES, INC ...............                    317
     12,800         DEXTER CORP .........................                    509
      5,100         DIAGNOSTIC PRODUCTS CORP ............                    125
     32,500         DIAL CORP ...........................                    790
     78,914         DOW CHEMICAL CO .....................                 10,545
    359,190         DU PONT (E.I.) DE NEMOURS & CO ......                 23,662
     14,200       * DURA PHARMACEUTICALS, INC ...........                    198
      3,900       * DURAMED PHARMACEUTICALS, INC ........                     28
     24,400         EASTMAN CHEMICAL CO .................                  1,164
     37,400         ECOLAB, INC .........................                  1,463
      7,482       * ELAN CORP PLC ADR ...................                    221
     10,900       * ENZON, INC ..........................                    473
     29,400         ETHYL CORP ..........................                    116
     14,500         FERRO CORP ..........................                    319
      9,700       * FMC CORP ............................                    556
     29,200       * FOREST LABORATORIES, INC ............                  1,794
      4,051         FULLER (H.B.) CO ....................                    227
      3,100       * GELTEX PHARMACEUTICALS, INC .........                     40
      3,361         GENERAL CHEMICAL GROUP, INC .........                      8
     29,800       * GENZYME CORP (GENERAL DIVISION) .....                  1,341
        495       * GENZYME CORP (TISSUE REPAIR DIVISION)                      1
      4,528       * GENZYME SURGICAL PRODUCTS ...........                     26
      2,193       * GENZYME-MOLECULAR ONCOLOGY ..........                     15
      7,500         GEON CO .............................                    244
     10,900         GEORGIA GULF CORP ...................                    332
     15,447       * GILEAD SCIENCES, INC ................                    836
     18,800       * GRACE W.R. & CO .....................                    261
     18,100         GREAT LAKES CHEMICAL CORP ...........                    691
     15,375         HANNA (M.A.) CO .....................                    168
      1,000       * HEMISPHERX BIOPHRMA, INC ............                     10
     36,600         HERCULES, INC .......................                  1,020
      2,600       * HESKA CORP ..........................                      6
     10,000       * HUMAN GENOME SCIENCES, INC ..........                  1,526
     26,766         ICN PHARMACEUTICALS, INC ............                    678
     11,600       * ICOS CORP ...........................                    339
     14,000       * IDEC PHARMACEUTICALS CORP ...........                  1,376
     11,600       * IDEXX LABORATORIES, INC .............                    187
      2,300       * IGEN INTERNATIONAL, INC .............                     68
     36,524         IMC GLOBAL, INC .....................                    598
      1,972       * IMC GLOBAL, INC WTS 12/22/00 ........                      0
      7,400       * IMCLONE SYSTEMS, INC ................                    293
      5,200       * IMMUNE RESPONSE CORP ................                     23
     26,100       * IMMUNEX CORP ........................                  2,858
      4,300       * INHALE THERAPEUTIC SYSTEMS ..........                    183
      5,700       * INTERNATIONAL SPECIALTY PRODUCTS, INC                     52
      7,800       * INTERNEURON PHARMACEUTICALS, INC ....                     45
     35,040         INTERNATIONAL FLAVORS &
                      FRAGRANCES, INC ...................                  1,323
        800       * INVITROGEN CORP .....................                     48
      9,500       * ISIS PHARMACEUTICALS, INC ...........                     59
     41,392       * IVAX CORP ...........................                  1,066
    498,427         JOHNSON & JOHNSON CO ................                 46,416
     11,100         JONES PHARMACEUTICAL, INC ...........                    482
      4,950       * KING PHARMACEUTICALS, INC ...........                    278
      3,922       * KV PHARMACEUTICAL CO (CLASS B) ......                     84
     30,520         LAUDER (ESTEE) CO (CLASS A) .........                  1,539
     11,900       * LIGAND PHARMACEUTICALS CO(CLASS A) ..                    153
    332,600         LILLY (ELI) & CO ....................                 22,118
      6,100         LILLY INDUSTRIES, INC (CLASS A) .....                     82
     11,800       * LIPOSOME CO, INC ....................                    144
     17,095         LUBRIZOL CORP .......................                    528
     34,000         LYONDELL CHEMICAL CO ................                    434
      5,300         MACDERMID, INC ......................                    218
      4,000       * MACROCHEM CORP (DELAWARE) ...........                     17
     22,900         MALLINCKRODT, INC ...................                    729
      5,400       * MATRIX PHARMACEUTICALS, INC .........                     26
     15,000       * MCWHORTER TECHNOLOGIES, INC .........                    240
      1,400       * MEDCO RESEARCH, INC .................                     42
      9,300       * MEDICIS PHARMACEUTICAL CORP
                      (CLASS A) .........................                    396
     19,710       * MEDIMMUNE, INC ......................                  3,269
    844,076         MERCK & CO, INC .....................                 56,606
     23,100         MILLENNIUM CHEMICAL, INC ............                    456
     12,000       * MILLENNIUM PHARMACEUTICALS, INC .....                  1,464
      9,500         MINERALS TECHNOLOGIES, INC ..........                    381
      1,700       * MIRAVANT MEDICAL TECHNOLOGY .........                     16
      7,168         MISSISSIPPI CHEMICAL CORP ...........                     44
    230,742         MONSANTO CO .........................                  8,220
     46,350         MYLAN LABORATORIES, INC .............                  1,167
     19,800       * NABI, INC ...........................                     92
      5,800         NATURES SUNSHINE PRODUCTS, INC ......                     46
     22,670       * NBTY, INC ...........................                    262
      7,000       * NEUROGEN CORP .......................                    116
      5,900         NL INDUSTRIES, INC ..................                     89
      3,600       * OCTEL CORP ..........................                     37
     12,300         OLIN CORP ...........................                    244
      6,750         OM GROUP, INC .......................                    232
      9,800         OMNOVA SOLUTIONS, INC ...............                     76
      8,550       * ORGANOGENESIS, INC ..................                     74
      5,500       * PATHOGENESIS CORP ...................                    118
     26,000       * PERRIGO CO ..........................                    208
  1,398,356         PFIZER, INC .........................                 45,359
    183,648         PHARMACIA & UPJOHN, INC .............                  8,264
      2,600       * PHARMACYCLICS, INC ..................                    107
     60,100         PPG INDUSTRIES, INC .................                  3,760
     56,650         PRAXAIR, INC ........................                  2,850
    470,800         PROCTER & GAMBLE CO .................                 51,582
      6,600       * PROTEIN DESIGN LABORATORIES,INC .....                    462
      2,200       * REGENERON PHARMACEUTICALS, INC ......                     28
     10,000       * REVLON, INC (CLASS A) ...............                     79
     13,000       * REXALL SUNDOWN, INC .................                    134
        600       * ROGERS CORP .........................                     23
     44,448         ROHM & HAAS CO ......................                  1,808
     32,437         RPM, INC ............................                    330
      2,500       * SAFESCIENCE, INC ....................                     29
      4,500       * SANGSTAT MEDICAL CORP ...............                    134
    530,660         SCHERING-PLOUGH CORP ................                 22,387
     18,775         SCHULMAN (A.), INC ..................                    306
     10,100       * SCOTTS CO (CLASS A) .................                    407
     11,600       * SEPRACOR, INC .......................                  1,151
      8,550       * SEROLOGICALS CORP ...................                     51
     49,531         SHERWIN-WILLIAMS CO .................                  1,040
     10,843       * SHIRE PHARMACEUTICALS CORP ..........                    316
     21,500       * SICOR, INC ..........................                    167
     32,480         SIGMA ALDRICH CORP ..................                    976
      3,300       * SUPERGEN, INC .......................                     97
      4,900       * TECHNE CORP .........................                    270
     10,600       * THERAGENICS CORP ....................                     96


                        SEE NOTES TO FINANCIAL STATEMENTS

                                                    1999 CREF Annual Report o 33

       STATEMENT OF INVESTMENTS - Equity Index Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------


  SHARES                                                             VALUE (000)
-----------                                                          -----------

  CHEMICALS AND ALLIED PRODUCTS--(Continued)
      3,200       * THERMOLASE CORP .....................             $        6
      5,700       * TRANSKARYOTIC THERAPIES, INC ........                    219
      4,800       * TRIANGLE PHARMACEUTICALS, INC .......                     62
     10,600       * TWINLAB CORP ........................                     84
      1,400       * U.S.A. DETERGENTS, INC ..............                      4
     43,200         UNION CARBIDE CORP ..................                  2,884
     21,300         USEC, INC ...........................                    149
     11,200         VALSPAR CORP ........................                    469
      6,300       * VENTIV HEALTH, INC ..................                     58
     10,000       * VERTEX PHARMACEUTICALS, INC .........                    350
      3,000       * VICAL, INC ..........................                     90
      2,600       * VIROPHARMA, INC .....................                     96
    309,289         WARNER-LAMBERT CO ...................                 25,342
     35,076       * WATSON PHARMACEUTICALS, INC .........                  1,256
      9,000         WELLMAN, INC ........................                    168
      7,924         WEST PHARMACEUTICAL SERVICES ........                    245
     13,700       * ZILA, INC ...........................                     40
      7,600       * ZONAGEN, INC ........................                     33
                                                                      ----------
                                                                         526,591
                                                                      ----------

  COAL MINING--0.00%
      4,900         ARCH COAL, INC ......................                     55
                                                                      ----------

  COMMUNICATIONS--11.78%
      4,700       * ADELPHIA BUSINESS SOLUTIONS, INC ....                    226
     20,711       * ADELPHIA COMMUNICATIONS
                      CORP (CLASS A) ....................                  1,359
      1,400       * ADVANCED RADIO TELECOM CORP .........                     34
        800       * AERIAL COMMUNICATIONS, INC ..........                     49
     22,700       * ALLEGIANCE TELECOM, INC .............                  2,094
    118,537         ALLTEL CORP .........................                  9,802
      7,900       * AMERICAN MOBILE SATELLITE CORP ......                    166
     51,603       * AMFM, INC ...........................                  4,038
      8,987       * ARCH COMMUNICATIONS
                      GROUP, INC WTS 09/01/03 ...........                      5
      1,733       * ARCH COMMUNICATIONS GROUP, INC ......                     11
     14,796       * ASCENT ENTERTAINMENT GROUP, INC .....                    188
     11,200       * ASSOCIATED GROUP, INC (CLASS A) .....                  1,022
  1,157,757         AT & T CORP .........................                 58,756
    422,396       * AT & T CORP-LIBERTY MEDIA
                      GROUP (CLASS A) ...................                 23,971
    561,496         BELL ATLANTIC CORP ..................                 34,567
    680,058         BELLSOUTH CORP ......................                 31,835
        200       * BHC COMMUNICATIONS, INC (CLASS A) ...                     32
     59,132         BROADWING, INC ......................                  2,180
     38,954       * CABLEVISION SYSTEMS CORP (CLASS A) ..                  2,941
      9,600       * CAPROCK COMMUNICATIONS CORP .........                    311
    271,743       * CBS CORP ............................                 17,375
     43,425         CENTURYTEL, INC .....................                  2,057
      3,100         CFW COMMUNICATIONS CO ...............                    108
      7,702       * CHRIS CRAFT INDUSTRIES, INC .........                    556
      7,200       * CITADEL COMMUNICATIONS CORP .........                    467
     95,961       * CLEAR CHANNEL COMMUNICATIONS, INC ...                  8,565
      4,300       * CLEAR CHANNEL COMMUNICATIONS,
                      INC WTS 09/18/01 ..................                     69
      5,600       * COM 21, INC .........................                    126
      2,800         COMCAST CORP (CLASS A) ..............                    134
    265,556         COMCAST CORP (CLASS A) SPECIAL ......                 13,427
      3,066       * COMMONWEALTH TELEPHONE ENTERPRISES ..                    162
      7,444         COMSAT CORP SERIES 1 ................                    148
     16,100       * CONCENTRIC NETWORK CORP .............                    496
      4,200       * CORECOMM LTD ........................                    249
     24,400       * COVAD COMMUNICATIONS GROUP ..........                  1,365
     48,358       * COX COMMUNICATIONS, INC (CLASS A) ...                  2,490
      2,100       * COX RADIO, INC (CLASS A) ............                    209
     12,200       * CROWN CASTLE INTERNATIONAL CORP .....                    392
        800         CT COMMUNICATIONS, INC ..............                     45
      4,600       * CUMULUS MEDIA, INC ..................                    233
     17,100       * E.SPIRE COMMUNICATIONS, INC .........                     99
      5,600       * EMMIS COMMUNICATIONS (CLASS A) ......                    698
      6,900       * ENTERCOM COMMUNICATIONS CORP ........                    455
     60,200       * EXODUS COMMUNICATIONS, INC ..........                  5,347
      2,400       * FLASHNET ............................                     15
     45,700       * FOX ENTERTAINMENT GROUP, INC ........                  1,140
     12,930         GAYLORD ENTERTAINMENT CO ............                    387
         83       * GLOBAL CROSSING LTD .................                      4
     62,400       * GLOBAL TELESYSTEMS GROUP, INC .......                  2,161
        750         GRAY COMMUNICATIONS SYSTEMS, INC ....                     13
    352,283         GTE CORP ............................                 24,858
     22,567       * HEARST-ARGYLE TELEVISION, INC .......                    601
      2,900         HEARTLAND WIRELESS
                      COMMUNICATIONS, INC ...............                      0
      4,400       * HIGHWAYMASTER COMMUNICATIONS, INC ...                     10
     13,100       * HISPANIC BROADCASTING CORP ..........                  1,208
     16,049       * ICG COMMUNICATIONS, INC .............                    301
      9,300       * IDT CORP ............................                    176
    100,323       * INFINITY BROADCASTING CORP (CLASS A)                   3,630
     20,900       * INTERMEDIA COMMUNICATIONS, INC ......                    811
      5,400       * INTERNATIONAL FIBERCOM, INC .........                     43
      3,300       * INTRAWARE, INC ......................                    264
     17,300       * ITC DELTACOM, INC ...................                    478
      3,900       * JONES INTERCABLE, INC (CLASS A) .....                    270
      3,200       * LAUNCH MEDIA, INC ...................                     61
      7,000       * LCC INTERNATIONAL, INC (CLASS A) ....                    140
      4,050       * LEAP WIRELESS INTERNATIONAL, INC ....                    318
     99,400       * LEVEL 3 COMMUNICATIONS, INC .........                  8,138
      9,500       * LIBERTY DIGITAL, INC (CLASS A) ......                    705
      6,300       * LORAL SPACE & COMMUNICATIONS LTD ....                    153
  1,124,430         LUCENT TECHNOLOGIES, INC ............                 84,121
  1,020,250       * MCI WORLDCOM, INC ...................                 54,137
     38,500       * MCLEODUSA, INC (CLASS A) ............                  2,267
    209,200       * MEDIA ONE GROUP, INC ................                 16,069
     39,272       * METROMEDIA FIBER NETWORK (CLASS A) ..                  1,883
      7,000       * MGC COMMUNICATIONS, INC .............                    355
      4,400       * NETWORK EVENT THEATER, INC ..........                    131
     52,500       * NEXTEL COMMUNICATIONS, INC (CLASS A)                   5,414
     47,700       * NEXTLINK COMMUNICATIONS, INC ........                  3,962
      3,400         NORTH PITTSBURGH SYSTEMS, INC .......                     50
        700       * NORTHEAST OPTIC NETWORK, INC ........                     44
      2,700       * NORTHPOINT COMMUNICATIONS GROUP, INC                      65
     35,632       * NTL, INC ............................                  4,445
     10,100       * OMNIPOINT CORP ......................                  1,218
      1,060       * PAC WEST TELECOMMUNICATIONS, INC ....                     28
      9,470       * PACIFIC GATEWAY EXCHANGE, INC .......                    162
     31,900       * PAGING NETWORK, INC .................                     26
     13,810       * PANAMSAT CORP .......................                    820
     10,503       * PAXSON COMMUNICATIONS CORP ..........                    125
      4,000       * PEGASUS COMMUNICATIONS CORP .........                    391
      3,900       * POWERTEL, INC .......................                    391
     21,400       * PREMIERE TECHNOLOGIES, INC ..........                    150
      2,200       * PRICE COMMUNICATIONS CORP ...........                     61
      9,600       * PRIMUS TELECOMMUNICATIONS GROUP, INC                     367
     42,378       * QWEST COMMUNICATIONS
                      INTERNATIONAL , INC ...............                  1,822
      1,500       * RADIO ONE, INC ......................                    138
     12,300       * RCN CORP ............................                    597
     20,500       * RHYTHMS NETCONNECTIONS, INC .........                    636
  1,233,145         SBC COMMUNICATIONS, INC .............                 60,116
     14,400       * SINCLAIR BROADCASTING
                      GROUP, INC (CLASS A) ..............                    176
      6,800       * SIRIUS SATELLITE RADIO, INC .........                    303
      1,000       * SMARTALK TELESERVICES, INC ..........                      0
    247,532         SPRINT CORP (FON GROUP) .............                 16,662
     90,933       * SPRINT CORP (PCS GROUP) .............                  9,321
     16,900       * STAR TELECOMMUNICATIONS, INC ........                    134
     15,500       * TALK.COM, INC .......................                    275
        485       * TALK.COM, INC RTS ...................                      0
     16,540       * TCI SATELLITE ENTERTAINMENT
                      (CLASS A) .........................                    265
      9,718         TELEGLOBE, INC (U.S.) ...............                    220
     18,455         TELEPHONE & DATA SYSTEMS, INC .......                  2,325



                        SEE NOTES TO FINANCIAL STATEMENTS

34 o 1999 CREF Annual Report

       STATEMENT OF INVESTMENTS - Equity Index Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------


  SHARES                                                             VALUE (000)
-----------                                                          -----------

  COMMUNICATIONS--(Continued)
      5,200       * TELIGENT, INC .......................             $      321
      5,500       * TIME WARNER TELECOM, INC ............                    275
     24,600       * TV GUIDE, INC .......................                  1,058
      5,900       * U.S. CELLULAR CORP ..................                    596
      4,000       * U.S. LEC CORP (CLASS A) .............                    129
    187,961         U.S. WEST, INC ......................                 13,533
     26,430       * U.S.A. NETWORKS, INC ................                  1,460
      2,100         UNITED TELEVISION, INC ..............                    289
     33,400       * UNITEDGLOBALCOM, INC (CLASS A) ......                  2,359
     26,700       * UNIVISION COMMUNICATIONS, INC .......                  2,728
     12,920       * VIACOM, INC (CLASS A) ...............                    781
    166,986       * VIACOM, INC (CLASS B) ...............                 10,092
      4,846       * VIATEL, INC .........................                    260
     20,500         VODAFONE AIRTOUCH PLC ADR ...........                  1,015
     31,200       * VOICESTREAM WIRELESS CORP ...........                  4,440
      3,600       * WAVO CORP ...........................                     14
     25,300       * WESTERN WIRELESS CORP (CLASS A) .....                  1,689
     17,200       * WINSTAR COMMUNICATIONS, INC .........                  1,294
      2,800       * WORLDGATE COMMUNICATIONS, INC .......                    133
      7,500       * YOUNG BROADCASTING, INC (CLASS A) ...                    383
                                                                      ----------
                                                                         587,265
                                                                      ----------

  DEPOSITORY INSTITUTIONS--5.90%
      1,000         ALABAMA NATIONAL BANCORP ............                     19
     27,900         ALLIED IRISH BANK PLC (SPONS ADR) ...                    589
     15,200         AMCORE FINANCIAL, INC ...............                    365
    161,701         AMSOUTH BANCORP .....................                  3,123
      5,600         ANCHOR BANCORP WISCONSIN, INC .......                     85
      1,900         ANDOVER BANCORP, INC ................                     53
      1,200         AREA BANCSHARES CORP ................                     29
     40,206         ASSOCIATED BANC-CORP ................                  1,377
     30,945         ASTORIA FINANCIAL CORP ..............                    942
          6         BANCFIRST CORP ......................                      0
      1,500         BANCFIRST OHIO CORP .................                     35
     18,300         BANCORPSOUTH, INC ...................                    299
     30,800         BANCWEST CORP .......................                    601
    619,698         BANK OF AMERICA CORP ................                 31,101
      2,200         BANK OF GRANITE CORP ................                     47
    272,620         BANK OF NEW YORK CO, INC ............                 10,905
    415,802         BANK ONE CORP .......................                 13,332
      3,000       * BANK PLUS CORP ......................                      9
     13,900         BANK UNITED CORP (CLASS A) ..........                    379
      1,200         BANKATLANTIC BANCORP, INC (CLASS A) .                      5
      8,000         BANKATLANTIC BANCORP, INC (CLASS B) .                     41
      7,810         BANKNORTH GROUP, INC ................                    209
      1,000       * BANKUNITED FINANCIAL CORP (CLASS A) .                      8
      5,500         BAY VIEW CAPITAL CORP ...............                     78
    114,048         BB&T CORP ...........................                  3,122
      4,031       * BOK FINANCIAL CORP ..................                     81
      1,540         BRENTON BANKS, INC ..................                     16
        700         BROOKLINE BANCORP, INC ..............                      7
        600         BSB BANCORP, INC ....................                     12
      1,155         BT FINANCIAL CORP ...................                     25
        470       * CALIFORNIA FEDERAL BANK
                      GOODWILL CERTIFICATE ..............                      1
     15,900         CAPITOL FEDERAL FINANCIAL ...........                    155
      4,600         CAROLINA FIRST CORP .................                     84
      1,300         CATHAY BANCORP, INC .................                     53
     14,400         CCB FINANCIAL CORP ..................                    627
      2,541       * CENTENNIAL BANCORP ..................                     27
     10,200         CENTURA BANKS, INC ..................                    450
      1,400         CENTURY SOUTH BANKS, INC ............                     31
     81,578         CHARTER ONE FINANCIAL, INC ..........                  1,560
    302,538         CHASE MANHATTAN CORP ................                 23,503
      1,875         CHEMICAL FINANCIAL CORP .............                     60
      9,129         CHITTENDEN CORP .....................                    270
     10,548         CITIZENS BANKING CORP (MICHIGAN) ....                    236
      2,777         CITY HOLDINGS CO ....................                     39
     14,200         CITY NATIONAL CORP ..................                    468
     38,900         COLONIAL BANCGROUP, INC .............                    404
      1,260       * COLUMBIA BANKING SYSTEM, INC ........                     17
     57,900         COMERICA, INC .......................                  2,703
      9,359         COMMERCE BANCORP, INC ...............                    378
     21,177         COMMERCE BANCSHARES, INC ............                    717
     24,200         COMMERCIAL FEDERAL CORP .............                    431
      1,000         COMMONWEALTH BANCORP, INC ...........                     17
      1,200         COMMUNITY BANK SYSTEM, INC ..........                     28
     18,000         COMMUNITY FIRST BANKSHARES, INC .....                    284
      1,760         COMMUNITY TRUST BANCORP, INC ........                     35
     41,125         COMPASS BANCSHARES, INC .............                    918
     73,043       * CONCORD EFS, INC ....................                  1,881
      1,200         CORUS BANKSHARES, INC ...............                     29
      1,200         CPB, INC ............................                     34
     20,600         CULLEN FROST BANKERS, INC ...........                    530
      2,054         CVB FINANCIAL CORP ..................                     47
     46,100         DIME BANCORP, INC ...................                    697
      1,600         DIME COMMUNITY BANCORP, INC .........                     30
      5,460         DOWNEY FINANCIAL CORP ...............                    110
        945         F & M BANCORP, INC (MARYLAND) .......                     19
      9,167         F & M NATIONAL CORP .................                    253
      7,530         F.N.B. CORP .........................                    168
      1,200         FARMERS CAPITAL BANK CORP ...........                     36
     87,534         FIFTH THIRD BANCORP .................                  6,423
     14,800         FIRST BANCORP (PUERTO RICO) .........                    307
      1,600         FIRST CHARTER CORP ..................                     24
      2,900         FIRST CITIZENS
                      BANCSHARES, INC (CLASS A) .........                    202
      1,200         FIRST COMMERCE BANCSHARES, INC ......                     24
     21,922         FIRST COMMONWEALTH FINANCIAL CORP ...                    263
      1,100         FIRST FEDERAL CAPITAL CORP ..........                     16
     12,584         FIRST FINANCIAL BANCORP .............                    269
      1,560         FIRST FINANCIAL BANKSHARES, INC .....                     48
        700         FIRST FINANCIAL CORP (INDIANA) ......                     29
      1,900         FIRST FINANCIAL HOLDINGS, INC .......                     30
      1,000         FIRST INDIANA CORP ..................                     22
      1,500         FIRST MERCHANTS CORP ................                     39
     12,900         FIRST MIDWEST BANCORP, INC ..........                    342
      1,900       * FIRST REPUBLIC BANK .................                     45
     70,712         FIRST SECURITY CORP .................                  1,805
      8,200         FIRST SENTINEL BANCORP, INC .........                     64
        770         FIRST SOURCE CORP ...................                     19
     45,400         FIRST TENNESSEE NATIONAL CORP .......                  1,294
    355,737         FIRST UNION CORP ....................                 11,673
      5,900         FIRST UNITED BANCSHARES, INC ........                     79
     17,650         FIRST VIRGINIA BANKS, INC ...........                    759
      1,700         FIRST WASHINGTON BANCORP, INC .......                     25
    360,635         FIRSTAR CORP ........................                  7,618
      5,350       * FIRSTFED FINANCIAL CORP .............                     75
     27,688         FIRSTMERIT CORP .....................                    637
    336,300         FLEETBOSTON FINANCIAL CORP ..........                 11,707
      2,800         FRONTIER FINANCIAL CORP .............                     56
     24,880         FULTON FINANCIAL CORP ...............                    448
      2,300         GBC BANCORP .........................                     44
      2,400         GOLD BANC CORP, INC .................                     22
     48,200       * GOLDEN STATE BANCORP, INC ...........                    831
     13,600       * GOLDEN STATE BANCORP, INC
                      WTS 12/31/00 ......................                     12
     51,300         GOLDEN WEST FINANCIAL CORP ..........                  1,719
      1,650         GRAND PREMIER FINANCIAL, INC ........                     24
      1,400         GREATER BAY BANCORP .................                     60
     30,838         GREENPOINT FINANCIAL CORP ...........                    734
      1,400       * HAMILTON BANCORP, INC ...............                     25
      1,800         HANCOCK HOLDINGS CO .................                     70
        735         HARLEYSVILLE NATIONAL CORP ..........                     24
      4,600         HARRIS FINANCIAL, INC ...............                     35


                        SEE NOTES TO FINANCIAL STATEMENTS

                                                    1999 CREF Annual Report o 35

       STATEMENT OF INVESTMENTS - Equity Index Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------


  SHARES                                                             VALUE (000)
-----------                                                          -----------

  DEPOSITORY INSTITUTIONS--(Continued)
     64,846         HIBERNIA CORP (CLASS A) .............             $      689
     18,010         HUDSON UNITED BANCORP ...............                    460
     76,740         HUNTINGTON BANCSHARES, INC ..........                  1,832
     13,350       * IMPERIAL BANCORP ....................                    322
     25,800         INDEPENDENCE COMMUNITY BANK CORP ....                    323
      1,410         INDEPENDENT BANK CORP ...............                     18
      2,000         INTERNATIONAL BANCSHARES CORP .......                     89
      3,100         INTERWEST BANCORP, INC ..............                     60
      2,600         IRWIN FINANCIAL CORP ................                     46
        900         JEFFERSON SAVINGS BANCORP, INC ......                     10
        300         JSB FINANCIAL, INC ..................                     16
    161,339         KEYCORP .............................                  3,570
     17,350         KEYSTONE FINANCIAL, INC .............                    365
      2,741         M & T BANK CORP .....................                  1,135
     19,380         MAF BANCORP, INC ....................                    406
     34,356         MARSHALL & ILSLEY CORP ..............                  2,158
    250,705         MBNA CORP ...........................                  6,832
    185,904         MELLON FINANCIAL CORP ...............                  6,332
     21,705         MERCANTILE BANKSHARES CORP ..........                    693
      3,000         MERCHANTS NEW YORK BANCORP, INC .....                     51
        735         MICHIGAN FINANCIAL CORP .............                     20
        636         MID-AMERICA BANCORP .................                     18
      1,100         MISSISSIPPI VALLEY BANCSHARES, INC ..                     30
     63,965         MORGAN (J.P.) & CO, INC .............                  8,100
      4,400         NATIONAL BANCORP OF ALASKA, INC .....                    123
      3,050         NATIONAL CITY BANCSHARES, INC .......                     77
    229,077         NATIONAL CITY CORP ..................                  5,426
     33,000         NATIONAL COMMERCE BANCORP ...........                    749
      3,045         NATIONAL PENN BANCSHARES, INC .......                     77
      2,315         NBT BANCORP, INC ....................                     36
     10,200       * NETBANK, INC ........................                    189
     51,968         NORTH FORK BANCORP, INC .............                    909
     73,720         NORTHERN TRUST CORP .................                  3,907
        400         NORTHWEST BANCORP, INC ..............                      3
     10,200       * OCWEN FINANCIAL CORP ................                     64
     34,214         OLD KENT FINANCIAL CORP .............                  1,210
     16,277         OLD NATIONAL BANCORP ................                    528
      1,500         OMEGA FINANCIAL CORP ................                     44
     10,912         ONE VALLEY BANCORP, INC .............                    334
      3,533         ORIENTAL FINANCIAL GROUP ............                     78
      4,500         PACIFIC CAPITAL BANCORP .............                    138
     26,700         PACIFIC CENTURY FINANCIAL CORP ......                    499
      3,045         PARK NATIONAL CORP ..................                    292
      8,600         PEOPLES BANK OF BRIDGEPORT CO .......                    182
     42,104         PEOPLES HERITAGE FINANCIAL GROUP, INC                    634
      2,100         PEOPLES HOLDINGS CO .................                     61
      1,900         PFF BANCORP, INC ....................                     37
    108,739         PNC BANK CORP .......................                  4,839
     45,501         POPULAR, INC ........................                  1,271
     12,182         PREMIER BANCSHARES, INC .............                    166
      9,989         PROVIDENT BANKSHARES CORP ...........                    173
     12,200         PROVIDENT FINANCIAL GROUP ...........                    438
     51,494         PROVIDIAN FINANCIAL CORP ............                  4,689
     19,200         QUEENS COUNTY BANCORP, INC ..........                    521
     80,130         REGIONS FINANCIAL CORP ..............                  2,013
        700         RELIANCE BANCORP, INC ...............                     24
      3,740         REPUBLIC BANCORP, INC ...............                     45
     37,664         REPUBLIC NEW YORK CORP ..............                  2,712
      9,300         REPUBLIC SECURITY FINANCIAL CORP ....                     67
      5,200         RICHMOND COUNTY FINANCIAL CORP ......                     94
     15,700         RIGGS NATIONAL CORP .................                    207
     37,635         ROSLYN BANCORP, INC .................                    696
      9,600         S & T BANCORP, INC ..................                    223
      8,990       * S1 CORP .............................                    702
      2,000         SANDY SPRING BANCORP, INC ...........                     54
      1,125         SHORELINE FINANCIAL CORP ............                     21
     11,500       * SILICON VALLEY BANCSHARES ...........                    569
      1,000         SIMMONS FIRST
                      NATIONAL CORP (CLASS A) ...........                     25
     25,056         SKY FINANCIAL GROUP, INC ............                    504
     58,000         SOUTHTRUST CORP .....................                  2,193
      6,600       * SOUTHWEST BANCORP OF TEXAS, INC .....                    131
     67,360         SOVEREIGN BANCORP, INC ..............                    502
     58,800         STATE STREET CORP ...................                  4,296
     11,000         STATEN ISLAND BANCORP, INC ..........                    198
      3,465         STERLING BANCORP ....................                     55
      3,500         STERLING BANCSHARES, INC ............                     39
      1,000         STERLING FINANCIAL CORP .............                     31
     63,871         SUMMIT BANCORP ......................                  1,956
    117,659         SUNTRUST BANKS, INC .................                  8,096
     16,380         SUSQUEHANNA BANCSHARES, INC .........                    260
     81,487         SYNOVUS FINANCIAL CORP ..............                  1,620
     28,900         TCF FINANCIAL CORP ..................                    719
     16,300       * TELEBANC FINANCIAL CORP .............                    424
      2,300         TEXAS REGIONAL
                      BANCSHARES, INC (CLASS A) .........                     67
      5,709         TRIANGLE BANCORP, INC ...............                    111
      2,700         TRUST CO OF NEW JERSEY ..............                     62
     20,470         TRUSTCO BANK CORP ...................                    271
     20,900         TRUSTMARK CORP ......................                    452
    279,862         U.S. BANCORP ........................                  6,664
      7,600         U.S. TRUST CORP .....................                    609
      1,320         U.S.B. HOLDINGS CO, INC .............                     21
      6,094         UMB FINANCIAL CORP ..................                    230
     60,043         UNION PLANTERS CORP .................                  2,368
      9,550         UNIONBANCAL CORP ....................                    377
     14,900         UNITED BANKSHARES, INC ..............                    356
      1,900         UNITED COMMUNITY
                      FINANCIAL CORP (OHIO) .............                     19
      1,749         UNITED NATIONAL BANCORP .............                     39
      2,200         USBANCORP, INC ......................                     26
     17,700         UST CORP ............................                    562
     21,460         VALLEY NATIONAL BANCORP .............                    601
     18,000         W HOLDING CO, INC ...................                    187
     73,906         WACHOVIA CORP .......................                  5,026
     18,037         WASHINGTON FEDERAL, INC .............                    356
    212,880         WASHINGTON MUTUAL, INC ..............                  5,535
      2,000         WASHINGTON TRUST BANCORP, INC .......                     36
     14,800         WEBSTER FINANCIAL CORP ..............                    349
    602,818         WELLS FARGO CO ......................                 24,376
      4,400         WESBANCO, INC .......................                    114
      2,112         WEST COAST BANCORP (OREGON) .........                     29
     13,000         WESTAMERICA BANCORP .................                    363
      9,000         WHITNEY HOLDINGS CORP ...............                    334
     12,500         WILMINGTON TRUST CORP ...............                    603
     36,700         ZIONS BANCORP .......................                  2,172
                                                                      ----------
                                                                         294,226
                                                                      ----------

  EATING AND DRINKING PLACES--0.67%
      7,000       * ADVANTICA RESTAURANT GROUP, INC .....                     12
     22,900         APPLEBEES INTERNATIONAL, INC ........                    676
     11,800         AVADO BRANDS, INC ...................                     50
     29,200         BOB EVANS FARMS, INC ................                    451
     11,100      x* BOSTON CHICKEN, INC .................                      1
     26,600       * BRINKER INTERNATIONAL, INC ..........                    638
     14,500       * BUFFETS, INC ........................                    145
     19,600         CBRL GROUP, INC .....................                    190
      8,550       * CEC ENTERTAINMENT, INC ..............                    243
     17,718         CKE RESTAURANTS, INC ................                    104
      7,947       * CONSOLIDATED PRODUCTS, INC ..........                     80
     45,800         DARDEN RESTAURANTS, INC .............                    830
      2,300       * DAVE & BUSTERS, INC .................                     19
     49,023         HOST MARRIOTT CORP (NEW) ............                    404
      6,600       * IHOP CORP (NEW) .....................                    110
     13,600       * JACK IN THE BOX, INC ................                    281
      8,700       * LANDRYS SEAFOOD RESTAURANTS, INC ....                     76
     10,600       * LONE STAR STEAKHOUSE & SALOON, INC ..                     95


                        SEE NOTES TO FINANCIAL STATEMENTS

36 o 1999 CREF Annual Report

       STATEMENT OF INVESTMENTS - Equity Index Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------


  SHARES                                                             VALUE (000)
-----------                                                          -----------

  EATING AND DRINKING PLACES--(Continued)
     19,700         LUBYS, INC ..........................             $      224
     83,100         MARRIOTT INTERNATIONAL (CLASS A) ....                  2,623
    488,600         MCDONALD'S CORP .....................                 19,697
     12,000         MORRISON MANAGEMENT SPECIALISTS, INC                     259
     22,700       * OUTBACK STEAKHOUSE, INC .............                    589
      9,350       * PAPA JOHNS INTERNATIONAL, INC .......                    244
      3,400       * PJ AMERICA, INC .....................                     53
      7,100      x* PLANET HOLLYWOOD, INC (CLASS A) .....                      1
      7,250       * RAINFOREST CAFE, INC ................                     29
     20,700         RUBY TUESDAY, INC ...................                    376
     17,200       * RYANS FAMILY STEAK HOUSES, INC ......                    146
     17,900       * SHONEYS, INC ........................                     25
     10,800         SODEXHO MARRIOTT SERVICES, INC ......                    140
      5,600       * SONIC CORP ..........................                    160
      4,500       * THE CHEESECAKE FACTORY CO ...........                    158
     52,190       * TRICON GLOBAL RESTAURANTS, INC ......                  2,016
     30,380       * U.S. FOODSERVICE, INC ...............                    509
     28,600         VIAD CORP ...........................                    797
     35,300         WENDY'S INTERNATIONAL, INC ..........                    728
                                                                      ----------
                                                                          33,179
                                                                      ----------
  EDUCATIONAL SERVICES--0.03%
     24,187       * APOLLO GROUP, INC (CLASS A) .........                    485
      1,400       * BERLITZ INTERNATIONAL, INC ..........                     24
      4,700       * COMPUTER LEARNING CENTERS, INC ......                     11
     27,800       * DEVRY, INC ..........................                    518
      3,400       * EDUCATION MANAGEMENT CORP ...........                     48
      3,500       * ITT EDUCATIONAL SERVICES, INC .......                     54
      2,800       * LEARNING TREE INTERNATIONAL, INC ....                     78
      1,900         STRAYER EDUCATION, INC ..............                     38
     15,150       * SYLVAN LEARNING SYSTEMS, INC ........                    197
                                                                      ----------
                                                                           1,453
                                                                      ----------

  ELECTRIC, GAS, AND SANITARY SERVICES--2.56%
     48,700       * AES CORP ............................                  3,640
     62,300         AGL RESOURCES, INC ..................                  1,059
     68,270         ALLEGHENY ENERGY, INC ...............                  1,839
     32,234         ALLIANT ENERGY CORP .................                    886
     70,715       * ALLIED WASTE INDUSTRIES, INC ........                    623
     64,313         AMEREN CORP .........................                  2,106
     83,669         AMERICAN ELECTRIC POWER CO, INC .....                  2,688
     32,696         AMERICAN WATER WORKS CO, INC ........                    695
      4,195         AQUARION CO .........................                    155
      9,035         ATMOS ENERGY CORP ...................                    185
     25,500         AVISTA CORP .........................                    394
      4,728         BLACK HILLS CORP ....................                    105
      2,707         CALIFORNIA WATER SERVICE GROUP ......                     82
     18,324       * CALPINE CORP ........................                  1,173
     62,608         CAROLINA POWER & LIGHT CO ...........                  1,906
      1,000         CASCADE NATURAL GAS CORP ............                     16
      5,000       * CASELLA WASTE SYSTEMS, INC (CLASS A)                      94
     73,856         CENTRAL & SOUTH WEST CORP ...........                  1,477
      8,800         CH ENERGY GROUP, INC ................                    290
     52,023         CINERGY CORP ........................                  1,255
     82,526       * CITIZENS UTILITIES CO (CLASS B) .....                  1,171
     19,000         CLECO CORP ..........................                    609
     27,641         CMP GROUP, INC ......................                    762
     30,400         CMS ENERGY CORP .....................                    948
     58,700         COASTAL CORP ........................                  2,080
     24,391         COLUMBIA ENERGY GROUP ...............                  1,543
     39,425         CONECTIV, INC .......................                    663
      4,287         CONECTIV, INC (CLASS A) .............                    127
      1,500         CONNECTICUT ENERGY CORP .............                     58
     74,119         CONSOLIDATED EDISON CO OF
                      NEW YORK., INC ....................                  2,557
     28,300         CONSOLIDATED NATURAL GAS CO .........                  1,838
     54,479         CONSTELLATION ENERGY GROUP ..........                  1,580
      1,230         CTG RESOURCES, INC ..................                     43
     57,688         DOMINION RESOURCES, INC .............                  2,264
     50,100         DPL, INC ............................                    867
     23,600         DQE, INC ............................                    817
     47,693         DTE ENERGY CO .......................                  1,496
    118,951         DUKE ENERGY CORP ....................                  5,962
     29,500         DYNEGY, INC .........................                    717
     11,000         EASTERN ENTERPRISES CO ..............                    632
     20,300         EASTERN UTILITIES ASSOCIATION CO ....                    615
    115,100         EDISON INTERNATIONAL CO .............                  3,014
     15,208       * EL PASO ELECTRIC CO .................                    149
     68,322         EL PASO ENERGY CORP .................                  2,652
      1,600         EMPIRE DISTRICT ELECTRIC CO .........                     36
      6,286         ENERGEN CORP ........................                    114
     32,200         ENERGY EAST CORP ....................                    670
     75,553         ENTERGY CORP ........................                  1,945
     19,400         EQUITABLE RESOURCES, INC ............                    647
      1,600         ETOWN CORP ..........................                    100
     78,636         FIRSTENERGY CORP ....................                  1,784
     35,200         FLORIDA PROGRESS CORP ...............                  1,489
     69,500         FPL GROUP, INC ......................                  2,975
     43,221         GPU, INC ............................                  1,294
     15,600         HAWAIIAN ELECTRIC INDUSTRIES, INC ...                    450
     20,900         IDACORP, INC ........................                    560
     20,400         ILLINOVA CORP .......................                    709
     10,400         INDIANA ENERGY, INC .................                    185
     33,600         IPALCO ENTERPRISES, INC .............                    573
     29,200         KANSAS CITY POWER & LIGHT CO ........                    644
     48,204         KEYSPAN CORP ........................                  1,118
     17,700         KINDER MORGAN, INC ..................                    357
      2,300         LACLEDE GAS CO ......................                     50
     45,405         LOUISVILLE GAS & ELECTRIC ENERGY CORP                    792
      1,500         MADISON GAS & ELECTRIC CO ...........                     30
     23,100         MCN ENERGY GROUP, INC ...............                    549
     15,450         MDU RESOURCES GROUP, INC ............                    309
     16,200       * MIDAMERICAN ENERGY HOLDINGS CO ......                    546
     32,600         MINNESOTA POWER, INC ................                    552
      3,800      x* MOLTEN METAL TECHNOLOGY, INC ........                      0
     45,400         MONTANA POWER CO ....................                  1,637
     11,500         NATIONAL FUEL GAS CO ................                    535
     38,785         NEW CENTURY ENERGIES, INC ...........                  1,178
     20,200         NEW ENGLAND ELECTRIC SYSTEMS CO .....                  1,045
      7,300         NEW JERSEY RESOURCES CORP ...........                    285
     20,000       * NEWPARK RESOURCES, INC ..............                    123
     64,100       * NIAGARA MOHAWK HOLDINGS, INC ........                    893
     14,200         NICOR, INC ..........................                    462
     33,500         NISOURCE, INC .......................                    599
     51,400         NORTHEAST UTILITIES CO ..............                  1,057
     41,400         NORTHERN STATES POWER CO ............                    807
     11,900         NORTHWEST NATURAL GAS CO ............                    261
      6,000         NORTHWESTERN CORP ...................                    132
     31,489         NSTAR ...............................                  1,275
      1,100         NUI CORP ............................                     29
     28,200         OGE ENERGY CORP .....................                    536
     10,080         ONEOK, INC ..........................                    253
        500         OTTER TAIL POWER CO .................                     19
     72,000         PECO ENERGY CO ......................                  2,502
     10,100         PEOPLES ENERGY CORP .................                    338
    118,965         PG&E CORP ...........................                  2,439
      7,077         PHILADELPHIA SUBURBAN CORP ..........                    146
     10,324         PIEDMONT NATURAL GAS CO, INC ........                    312
     27,400         PINNACLE WEST CAPITAL CORP ..........                    837
     41,200         POTOMAC ELECTRIC POWER CO ...........                    945
     47,632         PP&L RESOURCES, INC .................                  1,090
     31,500         PUBLIC SERVICE CO OF NEW MEXICO .....                    512
      4,100         PUBLIC SERVICE CO OF NORTH CAROLINA .                    132
     67,223         PUBLIC SERVICE ENTERPRISE GROUP, INC                   2,340


                        SEE NOTES TO FINANCIAL STATEMENTS

                                                    1999 CREF Annual Report o 37

       STATEMENT OF INVESTMENTS - Equity Index Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------


  SHARES                                                             VALUE (000)
-----------                                                          -----------

  ELECTRIC, GAS, AND SANITARY SERVICES--(Continued)
     42,840         PUGET SOUND ENERGY, INC .............             $      830
     28,600         QUESTAR CORP ........................                    429
     78,549         RELIANT ENERGY, INC .................                  1,797
     30,900       * REPUBLIC SERVICES, INC (CLASS A) ....                    444
     21,300         RGS ENERGY GROUP, INC ...............                    438
     28,200         SCANA CORP ..........................                    758
     35,936       * SCOTTISH POWER PLC ADR ..............                  1,006
      3,800         SEMCO ENERGY, INC ...................                     45
     70,829         SEMPRA ENERGY .......................                  1,231
     21,229         SIERRA PACIFIC RESOURCES (NEW) ......                    368
      6,300         SIG CORP, INC .......................                    143
        600         SOUTH JERSEY INDUSTRIES, INC ........                     17
    232,415         SOUTHERN CO .........................                  5,462
      6,963       * SOUTHERN UNION CO ...................                    133
      8,000         SOUTHWEST GAS CORP ..................                    184
     24,900         SOUTHWESTERN ENERGY CO ..............                    163
      5,200       * STERICYCLE, INC .....................                     98
     41,100         TECO ENERGY, INC ....................                    763
     90,882         TEXAS UTILITIES CO ..................                  3,232
      1,300         TNP ENTERPRISES, INC ................                     54
      8,000       * U.S. LIQUIDS, INC ...................                     67
      7,610         UGI CORP ............................                    156
     69,800         UNICOM CORP .........................                  2,338
     15,240       * UNISOURCE ENERGY CORP HOLDINGS CO ...                    170
     11,500         UNITED ILLUMINATING CO ..............                    591
      8,200         UNITED WATER RESOURCES, INC .........                    280
     29,738         UTILICORP UNITED, INC ...............                    578
     10,800         WASHINGTON GAS LIGHT CO .............                    297
      5,000       * WASTE CONNECTIONS, INC ..............                     72
    231,091         WASTE MANAGEMENT, INC ...............                  3,972
     31,000       * WASTEMASTERS, INC ...................                      5
      3,300         WESTERN GAS RESOURCES, INC ..........                     44
     17,900         WESTERN RESOURCES, INC ..............                    304
     18,000         WICOR, INC ..........................                    525
    143,716         WILLIAMS COS, INC ...................                  4,392
     32,800         WISCONSIN ENERGY CORP ...............                    631
      9,500         WPS RESOURCES CORP ..................                    239
      1,500         YANKEE ENERGY SYSTEMS, INC ..........                     66
                                                                      ----------
                                                                         127,351
                                                                      ----------

  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--11.21%
      4,700       * AAVID THERMAL TECHNOLOGIES, INC .....                    115
      9,400       * ACTEL CORP ..........................                    226
      9,200       * ACTV, INC ...........................                    420
      8,800       * ADAPTIVE BROADBAND CORP .............                    650
     49,400       * ADC TELECOMMUNICATIONS, INC .........                  3,585
     11,100       * ADTRAN, INC .........................                    571
      2,700       * ADVANCED ENERGY INDUSTRIES, INC .....                    133
     27,100       * ADVANCED FIBRE COMMUNICATIONS .......                  1,211
      2,200       * ADVANCED LIGHTING TECHNOLOGIES, INC .                     13
     53,807       * ADVANCED MICRO DEVICES, INC .........                  1,557
      3,900       * AEROFLEX, INC .......................                     40
      8,085       * ALLEN TELECOM, INC ..................                     93
     10,900       * ALLIANCE SEMICONDUCTOR CORP .........                    182
      4,600       * ALPHA INDUSTRIES, INC ...............                    264
     67,200       * ALTERA CORP .........................                  3,331
     60,700       * AMERICAN POWER CONVERSION CORP ......                  1,601
      3,600       * AMERICAN SUPERCONDUCTOR CORP ........                    101
     46,680       * AMERICAN TOWER SYSTEMS (CLASS A) ....                  1,427
      4,500       * AMERICAN XTAL TECHNOLOGY, INC .......                     78
     15,800         AMETEK, INC .........................                    301
     30,700       * AMKOR TECHNOLOGY, INC ...............                    867
     15,720       * AMPEX CORP (CLASS A) ................                     85
      7,900       * AMPHENOL CORP (CLASS A) .............                    526
      4,200       * ANADIGICS, INC ......................                    198
     62,556       * ANALOG DEVICES, INC .................                  5,818
      9,500       * ANCOR COMMUNICATIONS, INC ...........                    645
     28,987       * ANDREW CORP .........................                    549
      8,200       * ANTEC CORP ..........................                    299
      6,600       * APPLIED INNOVATION, INC .............                     55
      5,400       * APPLIED MAGNETICS CORP ..............                      2
     15,800       * APPLIED MICRO CIRCUITS CORP .........                  2,011
     11,500       * ARTESYN TECHNOLOGIES, INC ...........                    242
      2,500       * ARTISAN COMPONENTS, INC .............                     52
     17,600       * ASPECT COMMUNICATIONS CORP ..........                    689
     74,200       * ATMEL CORP ..........................                  2,194
     12,500         AVX CORP ............................                    624
      9,866         BALDOR ELECTRIC CO ..................                    179
      3,441       * BENCHMARK ELECTRONICS, INC ..........                     79
      8,900         BMC INDUSTRIES, INC .................                     43
     17,500       * BROADCOM CORP (CLASS A) .............                  4,767
      1,700       * BROOKTROUT, INC .....................                     32
     17,325       * BURR BROWN CORP .....................                    626
      2,572         C&D TECHNOLOGIES, INC ...............                    109
      2,200       * C-COR.NET CORP ......................                    169
      3,000       * CARRIER ACCESS CORP .................                    202
      1,500       * CATAPULT COMMUNICATIONS CORP ........                     15
      8,800       * CELLNET DATA SYSTEMS, INC ...........                     10
      9,200       * CHECKPOINT SYSTEMS, INC .............                     94
     14,800       * CIDCO, INC ..........................                     80
     48,900       * CIENA CORP ..........................                  2,812
     16,033       * COMMSCOPE, INC ......................                    646
     23,010       * COMVERSE TECHNOLOGY, INC ............                  3,331
     57,644       * CONEXANT SYSTEMS, INC ...............                  3,826
     30,373         COOPER INDUSTRIES, INC ..............                  1,228
      2,600       * COPPER MOUNTAIN NETWORKS, INC .......                    127
     10,200       * CREE RESEARCH, INC ..................                    871
     11,012         CTS CORP ............................                    830
     37,100       * CYPRESS SEMICONDUCTOR CORP ..........                  1,201
     11,500         DALLAS SEMICONDUCTOR CORP ...........                    741
      3,700       * DAVOX CORP ..........................                     73
     22,000       * DIGITAL MICROWAVE CORP ..............                    516
     10,280       * DII GROUP, INC ......................                    730
     10,800       * E-TEK DYNAMICS, INC .................                  1,454
     28,000       * ECHOSTAR COMMUNICATIONS
                      CORP (CLASS A) ....................                  2,730
      3,800       * ELECTRO SCIENTIFIC INDUSTRIES, INC ..                    277
      1,100       * EMCORE CORP .........................                     37
    156,746         EMERSON ELECTRIC CO .................                  8,993
      2,300       * ESHARE TECHNOLOGIES, INC ............                     39
      8,300       * ESS TECHNOLOGY, INC .................                    184
        900       * EVANS & SUTHERLAND COMPUTER CORP ....                     10
      1,800       * EXAR CORP ...........................                    106
     15,200       * EXECUTONE INFORMATION SYSTEMS, INC ..                     83
      4,600         EXIDE CORP ..........................                     38
      6,400       * GENERAL DATACOMM INDUSTRIES, INC ....                     42
  1,180,129         GENERAL ELECTRIC CO .................                182,625
     53,200       * GENERAL INSTRUMENT CORP .............                  4,522
     11,700       * GENERAL SEMICONDUCTOR, INC ..........                    166
      1,100       * GENLYTE GROUP, INC ..................                     24
      9,900      x* GEOTEK COMMUNICATIONS, INC ..........                      0
     18,687       * GLENAYRE TECHNOLOGIES, INC ..........                    211
      5,000       * GLOBIX CORP .........................                    300
      4,500       * HADCO CORP ..........................                    230
      8,350         HARMAN INTERNATIONAL INDUSTRIES, INC                     469
      4,900         HARMON INDUSTRIES, INC ..............                     59
      9,000       * HARMONIC LIGHTWAVES, INC ............                    854
     29,200         HARRIS CORP .........................                    779
      7,300         HELIX TECHNOLOGY CORP ...............                    327
      2,300       * HI / FN, INC ........................                     89
     13,000       * HMT TECHNOLOGY CORP .................                     52
     16,350         HUBBELL, INC (CLASS B) ..............                    446


                        SEE NOTES TO FINANCIAL STATEMENTS

38 o 1999 CREF Annual Report

       STATEMENT OF INVESTMENTS - Equity Index Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------


  SHARES                                                             VALUE (000)
-----------                                                          -----------

  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--(Continued)
      8,800       * HUTCHINSON TECHNOLOGY, INC ..........             $      187
      1,100       * INET TECHNOLOGIES, INC ..............                     77
      2,400         INNOVEX, INC ........................                     23
     30,900       * INTEGRATED DEVICE TECHNOLOGY, INC ...                    896
      2,300       * INTEGRATED SILICON SOLUTION, INC ....                     38
  1,200,536         INTEL CORP ..........................                 98,819
      6,800         INTER-TEL, INC ......................                    170
     19,200       * INTERDIGITAL COMMUNICATIONS CORP ....                  1,440
     17,200       * INTERNATIONAL RECTIFIER CORP ........                    447
     10,800       * INTERVOICE-BRITE, INC ...............                    251
      2,300       * IPC COMMUNICATIONS INC ..............                    163
      2,300       * ITI TECHNOLOGIES, INC ...............                     69
      6,500       * ITRON, INC ..........................                     40
     17,400       * JABIL CIRCUIT, INC ..................                  1,270
     79,400       * JDS UNIPHASE CORP ...................                 12,808
        739       * JUNO LIGHTING, INC ..................                      8
     16,400       * KEMET CORP ..........................                    739
     18,000       * KOMAG, INC ..........................                     56
      5,400       * KOPIN CORP ..........................                    227
     11,200       * L-3 COMMUNICATIONS HOLDINGS, INC ....                    466
      3,800       * LASERSIGHT, INC .....................                     38
     16,000       * LATTICE SEMICONDUCTOR CORP ..........                    754
     55,700         LINEAR TECHNOLOGY CO ................                  3,986
      9,800       * LITTLEFUSE, INC .....................                    238
      2,400       * LO-JACK CORP ........................                     16
     53,172       * LSI LOGIC CORP ......................                  3,589
     13,000       * MAGNETEK, INC .......................                    100
     99,200       * MAXIM INTEGRATED PRODUCTS ...........                  4,681
      1,100       * MAXWELL TECHNOLOGIES, INC ...........                     11
     31,300         MAYTAG CO ...........................                  1,502
     14,100       * MEMC ELECTRONIC MATERIALS, INC ......                    173
     14,500         METHODE ELECTRONICS, INC (CLASS A) ..                    466
      2,420       * METRICOM, INC .......................                    190
      9,600       * MICREL, INC .........................                    547
     18,400       * MICROCHIP TECHNOLOGY, INC ...........                  1,259
     77,609       * MICRON TECHNOLOGY, INC ..............                  6,034
     11,600       * MMC NETWORKS, INC ...................                    399
     28,332         MOLEX, INC ..........................                  1,606
      1,400       * MOOG, INC (CLASS A) .................                     38
    220,500         MOTOROLA, INC .......................                 32,469
      7,300       * MRV COMMUNICATIONS, INC .............                    459
      5,800         NATIONAL PRESTO INDUSTRIES, INC .....                    206
     61,092       * NATIONAL SEMICONDUCTOR CORP .........                  2,616
     16,200         NATIONAL SERVICE INDUSTRIES, INC ....                    478
      9,300       * NEOMAGIC CORP .......................                    102
      2,714         NORTEL NETWORKS CORP (U.S.) .........                    274
      5,100       * NVIDIA CORP .........................                    239
      6,700       * OAK INDUSTRIES, INC .................                    711
      6,800       * OAK TECHNOLOGY, INC .................                     64
     49,100       * OIS OPTICAL IMAGING SYSTEMS, INC ....                      0
     16,300       * P-COM, INC ..........................                    144
     22,500       * PAIRGAIN TECHNOLOGIES, INC ..........                    319
      1,300         PARK ELECTROCHEMICAL CORP ...........                     35
        500       * PARKERVISION, INC ...................                     15
      8,200       * PHOTRONICS, INC .....................                    235
      7,300       * PICTURETEL CORP .....................                     31
      9,900         PITTWAY CORP (CLASS A) ..............                    444
      6,000       * PLANTRONICS, INC ....................                    429
      3,100       * PLEXUS CORP .........................                    136
      5,300       * PLX TECHNOLOGY, INC .................                    100
     21,900       * PMC-SIERRA, INC .....................                  3,511
      7,600       * POLYCOM, INC ........................                    484
      9,600       * POWER INTEGRATIONS, INC .............                    460
      3,400       * POWER-ONE, INC ......................                    156
      5,000       * POWERWAVE TECHNOLOGIES, INC .........                    292
     13,200       * QLOGIC CORP .........................                  2,110
    208,400       * QUALCOMM, INC .......................                 36,704
      6,800       * RAMBUS, INC .........................                    459
      9,600       * RAYOVAC CORP ........................                    181
     17,900       * READ RITE CORP ......................                     85
      6,300       * RECOTON CORP ........................                     57
     11,700       * REMEC, INC ..........................                    298
     18,600       * RF MICRO DEVICES, INC ...............                  1,273
     17,900       * S3, INC .............................                    207
      3,000       * SALTON, INC .........................                    100
     20,790       * SANMINA CORP ........................                  2,076
      7,800       * SAWTEK, INC .........................                    519
     26,077       * SCI SYSTEMS, INC ....................                  2,143
     27,600         SCIENTIFIC-ATLANTA, INC .............                  1,535
      4,200       * SCM MICROSYSTEMS, INC ...............                    269
     10,700       * SDL, INC ............................                  2,333
      9,800       * SEMTECH CORP ........................                    511
     28,200       * SENSORMATIC ELECTRONICS CORP ........                    492
      1,100       * SILICONIX, INC ......................                    145
      5,700       * SIPEX CORP ..........................                    140
      6,050       * SLI, INC ............................                     82
     86,102       * SOLECTRON CORP ......................                  8,190
     10,600         STEWART & STEVENSON SERVICES, INC ...                    126
     33,526       * SUNBEAM CORP ........................                    140
      3,400         TECHNITROL, INC .....................                    151
     15,500       * TEKELEC .............................                    349
    122,488       * TELLABS, INC ........................                  7,862
      4,700       * TERAYON COMMUNCIATION SYSTEMS, INC ..                    295
    286,560         TEXAS INSTRUMENTS, INC ..............                 27,761
     18,505         THOMAS & BETTS CORP .................                    590
      2,000         THOMAS INDUSTRIES, INC ..............                     41
     15,800       * TITAN CORP ..........................                    745
      8,800       * TRANSWITCH CORP .....................                    639
      4,500       * TRIQUINT SEMICONDUCTOR, INC .........                    501
      3,300       * TUT SYSTEMS, INC ....................                    177
     15,400       * UCAR INTERNATIONAL, INC .............                    274
     10,500       * VARIAN SEMICONDUCTOR EQUIPMENT
                      ASSOCIATES, INC ...................                    357
      8,200       * VICOR CORP ..........................                    332
     24,071       * VISHAY INTERTECHNOLOGY, INC .........                    761
     55,200       * VITESSE SEMICONDUCTOR CORP ..........                  2,895
      4,771       * WATER PIK TECHNOLOGIES, INC .........                     46
      4,500       * WEBLINK WIRELESS, INC ...............                     70
      7,300       * WESTELL TECHNOLOGIES, INC (CLASS A) .                     78
     25,500         WHIRLPOOL CORP ......................                  1,659
      9,633       * WINDMERE-DURABLE HOLDINGS, INC ......                    164
     17,600       * WORLD ACCESS, INC ...................                    339
      4,400       * ZENITH ELECTRONICS CORP .............                      9
     97,800       * XILINX, INC .........................                  4,449
      4,400       * ZENITH ELECTRONICS CORP .............                      0
      5,000       * ZIXIT CORP ..........................                    198
      5,300       * ZOLTEK COS, INC .....................                     46
      5,000       * ZOMAX, INC ..........................                    226
                                                                      ----------
                                                                         558,646
                                                                      ----------

  ENGINEERING AND MANAGEMENT SERVICES--0.17%
      3,800       * AHL SERVICES, INC ...................                     79
        800       * CADUS PHARMACEUTICAL CORP ...........                      0
     16,800       * CATALYTICA, INC .....................                    228
      3,500       * CELGENE CORP ........................                    245
      4,725       * CIRCLE.COM ..........................                     58
      2,600       * CORNELL CORRECTIONS, INC ............                     22
      1,400       * CORPORATE EXECUTIVE BOARD CO ........                     78
     21,050       * COVANCE, INC ........................                    228
      1,700       * DATA TRANSMISSION NETWORK CORP ......                     29
      2,700       * DIAMOND TECHNOLOGY ..................
                      PARTNERS, INC (CLASS A)                                232
     55,948         DUN & BRADSTREET CORP ...............                  1,650


                        SEE NOTES TO FINANCIAL STATEMENTS

                                                    1999 CREF Annual Report o 39

       STATEMENT OF INVESTMENTS - Equity Index Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------


  SHARES                                                             VALUE (000)
-----------                                                          -----------

  ENGINEERING AND MANAGEMENT SERVICES--(Continued)
      3,000       * ENTREMED, INC .......................             $       77
      2,200       * F.Y.I., INC .........................                     75
      8,581       * FIRST CONSULTING GROUP, INC .........                    133
        100       * FLYCAST COMMUNICATIONS CORP .........                     13
     20,394         GARTNER GROUP, INC (CLASS A) ........                    311
      3,100       * HAGLER BAILLY, INC ..................                     16
      7,200       * INCYTE PHARMACEUTICALS, INC .........                    432
      2,200       * INSPIRE INSURANCE SOLUTIONS, INC ....                     10
      8,500       * IT GROUP, INC .......................                     78
      6,200       * JACOBS ENGINEERING GROUP, INC .......                    202
      1,200       * KENDLE INTERNATIONAL, INC ...........                     12
      4,400       * LASON, INC ..........................                     48
      6,500       * MARKETING SERVICES GROUP ............                    109
      3,100       * MAXIMUS, INC ........................                    105
      2,000       * META GROUP, INC .....................                     38
     13,300       * NAVIGANT CONSULTING CO ..............                    145
     15,100      x* NEUROMEDICAL SYSTEMS, INC ...........                      1
      3,700       * NFO WORLDWIDE, INC ..................                     83
      9,800       * PAREXEL INTERNATIONAL CORP ..........                    116
      6,000       * PHARMACEUTICAL PRODUCT DEVELOPMENT ..                     71
      2,900       * PROBUSINESS SERVICES, INC ...........                    104
      8,850       * PROFIT RECOVERY GROUP INTERNATIONAL .                    235
     41,912       * QUINTILES TRANSNATIONAL CORP ........                    783
     10,600       * RENAISSANCE WORLDWIDE, INC ..........                     78
    100,650         SERVICEMASTER CO ....................                  1,239
      6,500       * STAFF LEASING, INC ..................                     62
      1,900       * SUPERIOR CONSULTANT HOLDINGS CORP ...                     27
      1,200         TEJON RANCH CO ......................                     29
     13,631       * TELEDYNE TECHNOLOGIES, INC ..........                    129
     10,312       * TETRA TECH, INC .....................                    159
      2,500       * URS CORP ............................                     54
      3,000       * WACKENHUT CORRECTIONS CORP ..........                     35
     11,800       * WHITTMAN HART, INC ..................                    633
      3,000       * XCEED, INC ..........................                    125
                                                                      ----------
                                                                           8,616
                                                                      ----------

  FABRICATED METAL PRODUCTS--0.59%
      5,700       * ALLIANT TECHSYSTEMS, INC ............                    355
      1,676       * ALLTRISTA CORP ......................                     37
      2,219         AMCAST INDUSTRIAL CORP ..............                     36
     12,417         BALL CORP ...........................                    489
      5,852         BARNES GROUP, INC ...................                     95
      1,200         BUTLER MANUFACTURING CO .............                     27
      7,400       * COLEMAN CO, INC .....................                     69
     19,925         CRANE CO ............................                    396
     38,153         CROWN CORK & SEAL CO, INC ...........                    854
    391,622         GILLETTE CO .........................                 16,130
      5,500       * GRIFFON CORP ........................                     43
      1,400       * GULF ISLAND FABRICATION, INC ........                     13
     12,600         HARSCO CORP .........................                    400
     19,413         MARK IV INDUSTRIES, INC .............                    343
    117,222         MASCO CORP ..........................                  2,975
      1,500       * MATERIAL SCIENCES CORP ..............                     15
     15,300       * METALS U.S.A., INC ..................                    130
      4,000       * NCI BUILDING SYSTEMS, INC ...........                     74
      2,600       * NORTEK, INC .........................                     73
     36,675         PARKER-HANNIFIN CORP ................                  1,882
      7,100         PRIMEX TECHNOLOGIES, INC ............                    147
     51,644         ROCKWELL INTERNATIONAL CORP .........                  2,472
     40,700       * ROHN INDUSTRIES, INC ................                    117
      5,500       * SILGAN HOLDINGS, INC ................                     74
        600       * SIMPSON MANUFACTURING CO, INC .......                     26
     19,350         SNAP-ON, INC ........................                    514
      4,800       * SPS TECHNOLOGIES, INC ...............                    153
     23,600         STANLEY WORKS CO ....................                    711
     16,900         STRUM, RUGER & CO, INC ..............                    150
     21,500       * TOWER AUTOMOTIVE, INC ...............                    332
      6,700         VALMONT INDUSTRIES ..................                    108
      5,600         WATTS INDUSTRIES, INC (CLASS A) .....                     83
                                                                      ----------
                                                                          29,323
                                                                      ----------

  FISHING, HUNTING, AND TRAPPING--0.00%
      3,900       * ZAPATA CORP .........................                     18
                                                                      ----------

  FOOD AND KINDRED PRODUCTS--2.83%
     14,900       * AGRIBIOTECH, INC ....................                     35
      9,660       * AGRIBRANDS INTERNATIONAL, INC .......                    444
      8,600       * AMERICAN ITALIAN PASTA CO (CLASS A) .                    264
    167,966         ANHEUSER-BUSCH COS, INC .............                 11,905
    239,860         ARCHER DANIELS MIDLAND CO ...........                  2,923
      2,200       * AURORA FOODS, INC ...................                     20
      5,200       * BERINGER WINE ESTATES
                      HOLDINGS, INC (CLASS B) ...........                    207
     98,945         BESTFOODS, INC ......................                  5,201
      7,305       * BOSTON BEER CO, INC (CLASS A) .......                     53
     15,250         BROWN FORMAN, INC (CLASS B) .........                    873
      4,000       * BUSH BOAKE ALLEN, INC ...............                     98
    118,351         CAMPBELL SOUP CO ....................                  4,579
      4,600       * CANANDAIGUA BRANDS, INC (CLASS A) ...                    235
     14,200         CHIQUITA BRANDS INTERNATIONAL, INC ..                     67
      1,100         COCA COLA BOTTLING CO CONSOLIDATED ..                     52
    818,294         COCA COLA CO ........................                 47,666
     84,700         COCA COLA ENTERPRISES, INC ..........                  1,705
    172,273         CONAGRA, INC ........................                  3,887
     10,000         COORS (ADOLPH) CO (CLASS B) .........                    525
     12,675         CORN PRODUCTS INTERNATIONAL, INC ....                    415
     12,400         DEAN FOODS CO .......................                    493
     16,500       * DEL MONTE FOODS CO ..................                    203
     17,200         DOLE FOOD, INC ......................                    280
      9,500         DREYERS GRAND ICE CREAM, INC ........                    162
     15,860         EARTHGRAINS CO ......................                    256
        100         FARMER BROTHERS CO ..................                     16
     31,650         FLOWERS INDUSTRIES, INC .............                    504
     55,100         FORTUNE BRANDS, INC .................                  1,822
    113,722         GENERAL MILLS, INC ..................                  4,066
      3,300       * HAIN FOOD GROUP, INC ................                     74
    128,709         HEINZ (H.J.) CO .....................                  5,124
     34,337         HERSHEY FOODS CORP ..................                  1,631
     11,800         HORMEL FOODS CORP ...................                    479
     25,300         IBP, INC ............................                    455
      9,800       * INTERNATIONAL HOME FOODS, INC .......                    170
     12,100         INTERSTATE BAKERIES CORP ............                    219
      5,900       * KEEBLER FOODS CO ....................                    166
     75,200         KELLOGG CO. .........................                  2,317
     12,250         LANCASTER COLONY CORP ...............                    406
     15,600         LANCE, INC ..........................                    156
     22,000         MCCORMICK & CO, INC (NON-VOTE) ......                    655
      7,200         MICHAEL FOODS, INC ..................                    177
    106,383         NABISCO GROUP HOLDINGS ..............                  1,130
     17,500         NABISCO HOLDINGS CORP (CLASS A) .....                    553
     34,500         PEPSI BOTTLING GROUP, INC ...........                    571
    525,805         PEPSICO, INC ........................                 18,535
        950         PILGRIMS PRIDE CORP (CLASS A) .......                      6
      1,900         PILGRIMS PRIDE CORP (CLASS B) .......                     16
     43,700         QUAKER OATS CO ......................                  2,868
     10,500       * RALCORP HOLDINGS, INC ...............                    209
    118,400         RALSTON PURINA CO ...................                  3,300
      1,200         RIVIANA FOODS, INC ..................                     21
      2,600       * ROBERT MONDAVI CORP (CLASS A) .......                     90
    329,000         SARA LEE CORP .......................                  7,259
     15,000       * SMITHFIELD FOODS, INC ...............                    360
      6,800         SMUCKER, (J.M.) CO (CLASS A) ........                    133
     13,700       * SUIZA FOODS CORP ....................                    543
        100         TCBY ENTERPRISES, INC ...............                      0
      9,287         TOOTSIE ROLL INDUSTRIES, INC ........                    306
      1,700       * TRIARC COS, INC .....................                     31


                        SEE NOTES TO FINANCIAL STATEMENTS

40 o 1999 CREF Annual Report

       STATEMENT OF INVESTMENTS - Equity Index Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------


  SHARES                                                             VALUE (000)
-----------                                                          -----------

  FOOD AND KINDRED PRODUCTS--(Continued)
     41,900         TYSON FOODS, INC ....................             $      681
     21,400         UNIVERSAL FOODS CORP ................                    436
     10,200       * VLASIC FOODS INTERNATIONAL, INC .....                     58
     45,400         WHITMAN CORP ........................                    610
      7,553       * WLR FOODS, INC ......................                     43
     30,100         WRIGLEY (WM) JR CO ..................                  2,496
                                                                      ----------
                                                                         141,240
                                                                      ----------

  FOOD STORES--0.44%
     59,700       * 7-ELEVEN, INC .......................                    106
    154,380         ALBERTSONS, INC .....................                  4,979
     37,133         DELHAIZE AMERICA, INC (CLASS B) .....                    775
      1,000       * GRAND UNION CO ......................                     10
      8,000         GREAT ATLANTIC & PACIFIC TEA CO, INC                     223
     13,900         HANNAFORD BROTHERS, INC .............                    963
      1,500         INGLES MARKETS, INC (CLASS A) .......                     17
    301,854       * KROGER CO ...........................                  5,697
     15,100         RUDDICK CORP ........................                    234
    171,022       * SAFEWAY, INC ........................                  6,082
     63,200       * STARBUCKS CORP ......................                  1,533
      3,400         WEIS MARKETS, INC ...................                    148
      9,000       * WHOLE FOODS MARKET, INC .............                    417
      4,350       * WILD OATS MARKETS, INC ..............                     97
     34,336         WINN DIXIE STORES, INC ..............                    822
                                                                      ----------
                                                                          22,103
                                                                      ----------

  FORESTRY--0.03%
     38,600         GEORGIA-PACIFIC CORP (TIMBER GROUP) .                    951
     12,900         RAYONIER, INC .......................                    623
                                                                      ----------
                                                                           1,574
                                                                      ----------

  FURNITURE AND FIXTURES--0.18%
      7,100         BASSETT FURNITURE INDUSTRIES, INC ...                    114
      3,561         BUSH INDUSTRIES, INC (CLASS A) ......                     61
     18,000         ETHAN ALLEN INTERIORS, INC ..........                    577
     17,900       * FURNITURE BRANDS INTERNATIONAL, INC .                    394
     22,300         HON INDUSTRIES, INC .................                    489
     11,900         KIMBALL INTERNATIONAL, INC (CLASS B)                     196
     22,600         LA-Z-BOY, INC .......................                    380
     22,652       * LEAR CORP ...........................                    725
     67,320         LEGGETT & PLATT, INC ................                  1,443
     32,300         MILLER (HERMAN), INC ................                    743
    104,451         NEWELL RUBBERMAID, INC ..............                  3,029
      2,600       * SELECT COMFORT CORP .................                     11
     15,800         STEELCASE, INC ......................                    190
     27,800         U.S. INDUSTRIES, INC ................                    389
                                                                      ----------
                                                                           8,741
                                                                      ----------

  FURNITURE AND HOMEFURNISHINGS STORES--0.27%
     40,900       * BED BATH & BEYOND, INC ..............                  1,421
     59,900       * BEST BUY, INC .......................                  3,006
     13,500       * BOMBAY, INC .........................                     61
      6,073       * CDNOW, INC ..........................                     60
     73,130         CIRCUIT CITY STORES-CIRCUIT
                      CITY GROUP ........................                  3,295
     31,500       * COMPUSA, INC ........................                    161
      5,100       * CYBERIAN OUTPOST, INC ...............                     51
      8,200       * GUITAR CENTER, INC ..................                     83
      4,000         HAVERTY FURNITURE COS, INC ..........                     51
     21,100         HEILIG MEYERS CO ....................                     58
      2,500       * INTERTAN, INC .......................                     65
     18,200       * LINENS 'N THINGS, INC ...............                    539
      3,892       * MAXIM GROUP, INC ....................                     21
     11,278       * MUSICLAND STORES CORP ...............                     95
     38,155         PIER 1 IMPORTS, INC .................                    243
      4,500       * RESTORATION HARDWARE, INC ...........                     31
     68,900         TANDY CORP ..........................                  3,389
     11,800       * TRANS WORLD ENTERTAINMENT CORP ......                    124
        200       * TWEETER HOME ENTERTAINMENT GROUP, INC                      7
     14,300       * WILLIAMS-SONOMA, INC ................                    658
                                                                      ----------
                                                                          13,419
                                                                      ----------

  GENERAL BUILDING CONTRACTORS--0.07%
      1,786       * BLOUNT INTERNATIONAL, INC ...........                     28
     20,978         CENTEX CORP .........................                    518
      3,000       * CROSSMANN COMMUNITIES, INC ..........                     47
     15,837         HILLENBRAND INDUSTRIES, INC .........                    502
     19,700         HORTON (D.R.), INC ..................                    272
     18,600         KAUFMAN & BROAD HOME CORP ...........                    450
     17,950         LENNAR CORP .........................                    292
      2,900         MDC HOLDINGS, INC ...................                     45
      2,300       * NVR, INC ............................                    110
     13,600         PULTE CORP ..........................                    306
      2,300         RYLAND GROUP, INC ...................                     53
      7,715         STANDARD-PACIFIC CORP ...............                     85
     15,800       * TOLL BROTHERS, INC ..................                    294
      5,413       * U.S. HOME CORP ......................                    138
     12,900         WALTER INDUSTRIES, INC ..............                    139
      5,333       * WEBB (DEL) CORP .....................                    133
                                                                      ----------
                                                                           3,412
                                                                      ----------

  GENERAL MERCHANDISE STORES--2.32%
      5,000       * 99 CENTS ONLY STORES ................                    191
      9,800       * AME DEPARTMENT STORES, INC ..........                    282
     31,100       * BJ'S WHOLESALE CLUB, INC ............                  1,135
      1,300      x* CALDOR CORP .........................                      0
     24,000         CASEYS GENERAL STORES, INC ..........                    251
     39,703       * CONSOLIDATED STORES CORP ............                    645
      5,000       * COST PLUS, INC ......................                    178
     80,500       * COSTCO WHOLESALE CORP ...............                  7,346
    160,400         DAYTON HUDSON CORP ..................                 11,779
     36,700         DILLARDS, INC (CLASS A) .............                    741
     57,632         DOLLAR GENERAL CORP .................                  1,311
     23,225       * DOLLAR TREE STORES, INC .............                  1,125
      9,100       * ELDER BEERMAN STORES CORP ...........                     47
      3,000       * FACTORY 2-U STORES, INC .............                     85
     50,300         FAMILY DOLLAR STORES, INC ...........                    821
     76,513       * FEDERATED DEPARTMENT STORES, INC ....                  3,869
      2,000         FREDS, INC ..........................                     32
     23,900         HARCOURT GENERAL, INC ...............                    962
     11,700       * HOMEBASE, INC .......................                     36
    176,598       * K MART CORP .........................                  1,777
     53,200       * KOHLS CORP ..........................                  3,840
    119,700         MAY DEPARTMENT STORES CO ............                  3,860
     13,700       * NEIMAN MARCUS GROUP, INC (CLASS A) ..                    383
      7,201       * NEIMAN MARCUS GROUP, INC (CLASS B) ..                    194
     82,898         PENNEY, (J.C.) CO, INC ..............                  1,653
     54,003       * SAKS, INC ...........................                    840
    123,970         SEARS ROEBUCK & CO ..................                  3,773
     32,100      x* SERVICE MERCHANDISE, INC ............                      3
     13,400       * SHOPKO STORES, INC ..................                    308
      1,700       * TUESDAY MORNING CORP ................                     31
      5,800       * VALUE CITY DEPARTMENT STORES, INC ...                     88
     47,300       * VENATOR GROUP, INC ..................                    331
    977,142         WAL-MART STORES, INC ................                 67,545
                                                                      ----------
                                                                         115,462
                                                                      ----------

  HEALTH SERVICES--0.35%
      6,000       * ADVANCE PARADIGM, INC ...............                    129
     12,400       * ALTERRA HEALTHCARE CORP .............                    103
        700       * AMERICAN HOMEPATIENT, INC ...........                      0
     10,500       * AMERICAN RETIREMENT CORP ............                     83
      6,500       * AMERIPATH, INC ......................                     53
      1,600       * APPLIED ANALYTICAL INDUSTRIES, INC ..                     15
     20,400       * APRIA HEALTHCARE GROUP, INC .........                    366
      4,200       * ASSISTED LIVING CONCEPTS, INC .......                      9
     28,272       * BEVERLY ENTERPRISES, INC ............                    124


                        SEE NOTES TO FINANCIAL STATEMENTS

                                                    1999 CREF Annual Report o 41

       STATEMENT OF INVESTMENTS - Equity Index Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------


  SHARES                                                             VALUE (000)
-----------                                                          -----------

  HEALTH SERVICES--(Continued)
      6,236       * CAREMATRIX CORP .....................             $       16
      1,700       * CENTENNIAL HEALTHCARE CORP ..........                      5
      9,400       * CLINTRIALS, INC .....................                     39
    198,162         COLUMBIA/HCA HEALTHCARE CORP ........                  5,809
     26,778       * CORAM HEALTHCARE CORP ...............                     30
     17,900       * COVENTRY HEALTH CARE, INC ...........                    121
      3,000       * CURATIVE HEALTH SERVICES, INC .......                     23
     11,684       * ENZO BIOCHEMICAL, INC ...............                    527
     10,600       * EXPRESS SCRIPTS, INC ................                    678
      5,400      x* FPA MEDICAL MANAGEMENT, INC .........                      0
     12,600       * GENESIS HEALTH VENTURES, INC ........                     26
     95,703       * HEALTH MANAGEMENT ASSOCIATES, INC
                      (CLASS A) (NEW) ...................                  1,280
    152,009       * HEALTHSOUTH CORP ....................                    817
     15,600         HOOPER HOLMES, INC ..................                    402
      3,000       * IMPATH, INC .........................                     76
      8,300       * INNOVATIVE CLINICAL SOLUTION ........                      2
     20,048       * INTEGRATED HEALTH SERVICES, INC .....                      2
     28,180       * LABORATORY CORP OF AMERICA HOLDINGS .                    104
        244       * LABORATORY CORP OF AMERICA HOLDINGS
                      WTS 04/28/00 ......................                      0
     12,000       * LASER VISION CENTERS, INC ...........                    127
     13,222       * LCA-VISION, INC .....................                     62
     10,871       * LIFEPOINT HOSPITALS, INC ............                    128
     14,600       * LINCARE HOLDINGS, INC ...............                    506
        190       * LTC HEALTHCARE, INC .................                      0
      9,400       * MAGELLAN HEALTH SERVICES, INC .......                     59
     28,850       * MANOR CARE, INC .....................                    462
     33,899       * MARINER POST-ACUTE NETWORK, INC .....                      2
      6,000       * MATRIA HEALTHCARE, INC ..............                     25
        100       * NATIONAL HEALTHCARE CORP ............                      1
     16,900       * NOVACARE, INC .......................                      3
     15,500       * ORTHODONTIC CENTERS OF AMERICA, INC .                    185
      6,100       * PEDIATRIX MEDICAL GROUP, INC ........                     43
     35,700       * PHYAMERICA PHYSICIAN GROUP, INC .....                     10
     26,525       * PHYCOR, INC .........................                     50
     12,900       * PHYSICIANS RESOURCE GROUP, INC ......                      4
      5,800       * PROVINCE HEALTHCARE CO ..............                    110
     19,875       * QUEST DIAGNOSTICS, INC ..............                    607
     23,950       * QUORUM HEALTH GROUP, INC ............                    223
     15,900       * RENAL CARE GROUP, INC ...............                    372
      2,300         STANCORP FINANCIAL GROUP, INC .......                     58
     19,700      x* SUN HEALTHCARE GROUP, INC ...........                      1
    112,073       * TENET HEALTHCARE CORP ...............                  2,634
     33,210       * TOTAL RENAL CARE HOLDINGS, INC ......                    222
     10,871       * TRIAD HOSPITALS, INC ................                    164
      2,800       * UNITED PAYORS & UNITED PROVIDERS, INC                     46
     10,200       * UNIVERSAL HEALTH SERVICES, INC ......                    367
     21,166       * US ONCOLOGY, INC ....................                    105
     12,615      x* VENCOR, INC .........................                      1
                                                                      ----------
                                                                          17,416
                                                                      ----------

  HEAVY CONSTRUCTION, EXCEPT BUILDING--0.05%
     10,950       * DYCOM INDUSTRIES, INC ...............                    482
     24,552         FLUOR CORP ..........................                  1,126
     12,600         FOSTER WHEELER CORP .................                    112
      6,400         GRANITE CONSTRUCTION, INC ...........                    118
      7,200       * INSITUFORM
                      TECHNOLOGIES, INC (CLASS A) .......                    203
      5,700       * MASTEC, INC .........................                    254
     12,684       * MORRISON KNUDSEN CORP ...............                     99
                                                                      ----------
                                                                           2,394
                                                                      ----------

  HOLDING AND OTHER INVESTMENT OFFICES--0.77%
        700       * ALEXANDERS, INC .....................                     55
      9,500         ALEXANDRIA REAL ESTATE EQUITIES, INC                     302
     42,400         AMB PROPERTY CORP ...................                    845
      2,500       * AMERCO ..............................                     63
     11,600         AMLI RESIDENTIAL PROPERTIES TRUST ...                    234
      2,900         ANTHRACITE CAPITAL, INC .............                     18
     38,164         APARTMENT INVESTMENT & MANAGEMENT CO                   1,519
     63,279         ARCHSTONE COMMUNITIES TRUST .........                  1,297
     11,600         ASSOCIATED ESTATES REALTY CORP ......                     91
     26,522         AVALONBAY COMMUNITIES, INC ..........                    910
      9,900         BEDFORD PROPERTY INVESTORS, INC .....                    169
     13,600         BOSTON PROPERTIES, INC ..............                    423
      7,000         BOYKIN LODGING CO ...................                     77
     12,046         BRADLEY REAL ESTATE, INC ............                    210
      8,000         BRANDYWINE REALTY TRUST .............                    131
     26,200         BRE PROPERTIES, INC (CLASS A) .......                    594
      3,200         BURNHAM PACIFIC PROPERTIES, INC .....                     30
     23,900         CAMDEN PROPERTY TRUST ...............                    654
      3,400         CAPITAL AUTOMOTIVE REIT .............                     41
     42,272         CAPSTEAD MORTGAGE CORP ..............                    177
     17,600         CARRAMERICA REALTY CORP .............                    372
     17,582         CBL & ASSOCIATES PROPERTIES, INC ....                    363
      1,000         CENTER TRUST, INC ...................                     10
      3,600         CENTERPOINT PROPERTIES CORP .........                    129
      1,300         CHARLES E. SMITH RESIDENTIAL REALTY .                     46
     15,800         CHATEAU PROPERTIES, INC .............                    410
      1,600         CHELSEA GCA REALTY, INC .............                     48
      6,600       * COAST FEDERAL LITIGATION
                      CONTINGENT RTS ....................                     10
      9,500         COLONIAL PROPERTIES TRUST ...........                    220
     15,435         COMMERCIAL NET LEASE REALTY, INC ....                    153
     26,900         CORNERSTONE PROPERTIES, INC .........                    393
      3,000         CORNERSTONE REALTY INCOME TRUST, INC                      29
     10,610         COUSINS PROPERTIES, INC .............                    360
     36,100         CRESCENT REAL ESTATE EQUITIES CO ....                    663
      1,040       * CRESECENT OPERATING, INC ............                      3
     20,201      x* CRIIMI MAE, INC .....................                     29
     24,800         DEVELOPERS DIVERSIFIED REALTY CORP ..                    319
     45,897         DUKE-WEEKS REALTY CORP ..............                    895
      5,888       * DYNEX CAPITAL, INC ..................                     38
      1,000       * EAST WEST BANCORP, INC ..............                     11
      6,300         EASTGROUP PROPERTIES, INC ...........                    117
      2,000         ENTERTAINMENT PROPERTIES TRUST ......                     26
      6,900         EQUITY INNS, INC ....................                     47
     83,409         EQUITY OFFICE PROPERTIES TRUST ......                  2,054
     34,868         EQUITY RESIDENTIAL
                      PROPERTIES TRUST CO ...............                  1,488
     13,400         FEDERAL REALTY INVESTMENT TRUST .....                    252
     29,604         FELCOR LODGING TRUST, INC ...........                    518
     17,300         FIRST INDUSTRIAL REALTY TRUST, INC ..                    475
      4,480         FIRST UNION REAL ESTATE INVESTMENTS .                     21
      1,300         FIRST WASHINGTON REALTY TRUST, INC ..                     24
     24,932         FRANCHISE FINANCE CORP OF AMERICA ...                    597
      2,900         GABLES RESIDENTIAL TRUST ............                     70
     10,500         GENERAL GROWTH PROPERTIES, INC ......                    294
      1,300         GETTY REALTY HOLDINGS CORP ..........                     15
     22,400         GLENBOROUGH REALTY TRUST, INC .......                    300
     12,100         GLIMCHER REALTY TRUST ...............                    156
        500         GOLF TRUST OF AMERICA, INC ..........                      8
      4,500         GREAT LAKES REIT, INC ...............                     65
     23,616         HEALTH CARE PROPERTY INVESTORS, INC .                    564
      7,139         HEALTH CARE REIT, INC ...............                    108
     11,400         HEALTHCARE REALTY TRUST, INC ........                    178
     26,000         HIGHWOODS PROPERTIES, INC ...........                    605
      2,497         HOME PROPERTIES OF NEW YORK, INC ....                     69
     15,600         HOSPITALITY PROPERTIES TRUST ........                    297
     46,200         HRPT PROPERTIES TRUST ...............                    416
      1,800         IMPAC MORTGAGE HOLDINGS, INC ........                      7
      6,700         IMPERIAL CREDIT COMMERCIAL
                      MORTGAGE INVESTMENT CORP ..........                     76
     48,655         INDYMAC MORTGAGE HOLDINGS, INC ......                    620


                        SEE NOTES TO FINANCIAL STATEMENTS

42 o 1999 CREF Annual Report

       STATEMENT OF INVESTMENTS - Equity Index Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------


  SHARES                                                             VALUE (000)
-----------                                                          -----------

  HOLDING AND OTHER INVESTMENT OFFICES--(Continued)
      3,800         INNKEEPERS U.S.A. TRUST .............             $       31
      2,300         IRT PROPERTY CO .....................                     18
     14,050         JDN REALTY CORP .....................                    227
      5,700         JP REALTY, INC ......................                     89
     11,200         KILROY REALTY CORP ..................                    246
     18,450         KIMCO REALTY CORP ...................                    625
      8,400         KOGER EQUITY, INC ...................                    142
      2,400         LEXINGTON CORPORATE PROPERTIES TRUST                      22
     29,200         LIBERTY PROPERTY TRUST CO ...........                    708
      3,300         LTC PROPERTIES, INC .................                     28
     12,800         MACERICH CO .........................                    266
     18,700         MACK-CALI REALTY CORP ...............                    487
      8,800         MANUFACTURED HOME COMMUNITIES, INC ..                    214
     36,163         MEDITRUST CORP PAIRED ...............                    199
     13,900         MERISTAR HOSPITALITY CORP ...........                    222
        676       * MERRY LAND PROPERTIES, INC ..........                      4
      4,100         MGI PROPERTIES, INC .................                     22
      7,800         MID-AMERICA APARTMENT
                      COMMUNITIES, INC ..................                    176
      2,630         MILLS CORP ..........................                     47
      5,800         NATIONAL GOLF PROPERTIES, INC .......                    115
      7,400         NATIONAL HEALTH INVESTORS, INC ......                    110
     17,100         NATIONWIDE HEALTH PROPERTIES, INC ...                    235
     33,098         NEW PLAN EXCEL REALTY TRUST .........                    523
      8,328         OMEGA HEALTHCARE INVESTORS, INC .....                    106
      4,700         PACIFIC GULF PROPERTIES, INC ........                     95
      7,100         PAN PACIFIC RETAIL PROPERTIES, INC ..                    116
      3,900         PARKWAY PROPERTIES, INC .............                    112
      8,300         PENNSYLVANIA REAL ESTATE
                      INVESTMENT TRUST ..................                    121
     14,987         POST PROPERTIES, INC ................                    573
     21,600         PRENTISS PROPERTIES TRUST ...........                    454
      3,100         PRIME RETAIL, INC ...................                     17
     40,600         PRISON REALTY TRUST, INC ............                    206
     25,993         PROLOGIS TRUST ......................                    500
      3,100         PS BUSINESS PARKS, INC ..............                     71
     36,252         PUBLIC STORAGE, INC .................                    822
     28,600         REALTY INCOME CORP ..................                    590
     12,713         RECKSON ASSOCIATES REALTY CORP ......                    263
      5,371         REDWOOD TRUST, INC ..................                     67
     11,700         RFS HOTEL INVESTORS, INC ............                    122
     29,800         ROUSE CO ............................                    633
        700         SAUL CENTERS, INC ...................                     10
      4,620         SENIOR HOUSING PROPERTIES TRUST .....                     57
     13,500         SHURGARD STORAGE CENTERS, INC .......                    313
     42,256         SIMON PROPERTY GROUP, INC ...........                    969
      3,800         SL GREEN REALTY CORP ................                     83
      6,000         SOVRAN SELF STORAGE, INC ............                    114
     26,000         SPIEKER PROPERTIES, INC .............                    947
     24,825         STARWOOD FINANCIAL TRUST ............                    420
     13,300         STORAGE U.S.A., INC .................                    402
      4,193         SUMMIT PROPERTIES, INC ..............                     75
      2,700         SUN COMMUNITIES, INC ................                     87
      3,000         TANGER FACTORY OUTLET CENTERS, INC ..                     62
     34,700         TAUBMAN CENTERS, INC ................                    373
      2,757         THORNBURG MORTGAGE ASSET CORP .......                     23
      3,500         TOWN & COUNTRY TRUST ................                     63
        400       * U.S. FRANCHISE SYSTEMS, INC (CLASS A)                      2
      9,600         U.S. RESTAURANT PROPERTIES, INC .....                    137
     61,869         UNITED DOMINION REALTY TRUST, INC ...                    611
      6,800         URBAN SHOPPING CENTERS, INC .........                    184
     17,315         VENTAS, INC .........................                     73
        975       * VORNADO OPERATING CO ................                      6
     19,500         VORNADO REALTY TRUST ................                    634
      4,829         WALDEN RESIDENTIAL PROPERTIES, INC ..                    104
     21,400         WASHINGTON REAL ESTATE
                      INVESTMENT TRUST ..................                    321
      8,900         WEINGARTEN REALTY INVESTORS, INC ....                    347
      8,100       * WELLSFORD REAL PROPERTIES, INC ......                     69
      2,800         WESTERN PROPERTIES TRUST ............                     27
     13,000         WESTFIELD AMERICA, INC ..............                    160
      1,200         WHITE MOUNTAINS INSURANCE ...........                    145
                                                                      ----------
                                                                          38,250
                                                                      ----------

  HOTELS AND OTHER LODGING PLACES--0.11%
      9,300       * AZTAR CORP ..........................                    101
      4,675       * BRISTOL HOTELS & RESORTS, INC .......                     24
     16,100       * CHOICE HOTELS INTERNATIONAL, INC ....                    276
      4,510       * CRESTLINE CAPITAL CORP ..............                     93
     17,800       * EXTENDED STAY AMERICA, INC ..........                    136
     96,018         HILTON HOTELS CORP ..................                    924
      9,046       * HOMESTEAD VILLAGE, INC ..............                     19
      1,369       * INTERSTATE HOTELS CORP ..............                      4
      7,000       * LODGIAN, INC ........................                     35
     24,676       * MANDALAY RESORT GROUP ...............                    497
      1,500         MARCUS CORP .........................                     20
     13,900       * MERISTAR HOTELS & RESORTS, INC ......                     50
      2,633       * MGM GRAND, INC ......................                    132
     86,352       * PARK PLACE ENTERTAINMENT CORP .......                  1,079
     21,300       * PRIME HOSPITALITY CORP ..............                    188
     59,226         STARWOOD HOTELS & RESORTS WORLDWIDE .                  1,392
        500       * SUBURBAN LODGES OF AMERICA, INC .....                      3
      7,833       * SUNBURST HOSPITALITY CORP ...........                     44
     12,100       * SUNTERRA CORP .......................                    139
      5,100       * TRUMP HOTEL & CASINO RESORT, INC ....                     17
      7,700       * VAIL RESORTS, INC ...................                    138
     41,089       * WYNDHAM INTERNATIONAL, INC ..........                    121
                                                                      ----------
                                                                           5,432
                                                                      ----------

  INDUSTRIAL MACHINERY AND EQUIPMENT--8.73%
    126,140       * 3COM CORP ...........................                  5,929
      7,200       * 3DFX INTERACTIVE, INC ...............                     71
     36,050       * ADAPTEC, INC ........................                  1,798
      8,200       * ADVANCED DIGITAL INFORMATION CORP ...                    399
      1,000       * AG-CHEM EQUIPMENT CO, INC ...........                     10
     21,000         AGCO CORP ...........................                    282
      2,376         ALAMO GROUP, INC ....................                     24
      2,200         ALLIED PRODUCTS CORP ................                      8
     34,827       * AMERICAN STANDARD COS, INC ..........                  1,598
      6,000       * APEX, INC ...........................                    194
     57,700       * APPLE COMPUTER, INC .................                  5,932
    136,360       * APPLIED MATERIALS, INC ..............                 17,275
     21,320         APPLIED POWER, INC (CLASS A) ........                    784
      4,700       * ASTEC INDUSTRIES, INC ...............                     88
      4,400       * ASYST TECHNOLOGIES, INC .............                    288
      5,700       * ATMI, INC ...........................                    188
     12,600       * AUSPEX SYSTEMS, INC .................                    129
     10,100       * AUTOTOTE CORP (CLASS A) .............                     33
     99,335         BAKER HUGHES, INC ...................                  2,092
      7,200       * BELL & HOWELL CO ....................                    229
     29,873         BLACK & DECKER CORP .................                  1,561
      8,700       * BLACK BOX CORP ......................                    583
      2,100       * BROOKS AUTOMATION, INC ..............                     68
     30,493         BRUNSWICK CORP ......................                    678
     12,700       * C-CUBE MICROSYSTEMS, INC ............                    791
     52,076       * CABLETRON SYSTEMS, INC ..............                  1,354
      2,238         CASCADE CORP ........................                     21
    127,708         CATERPILLAR, INC ....................                  6,010
     22,100       * CIRRUS LOGIC, INC ...................                    294
  1,163,263       * CISCO SYSTEMS, INC ..................                124,615
      2,700         COLUMBUS MCKINNON CORP ..............                     27
    617,610         COMPAQ COMPUTER CORP ................                 16,714


                        SEE NOTES TO FINANCIAL STATEMENTS

                                                    1999 CREF Annual Report o 43

       STATEMENT OF INVESTMENTS - Equity Index Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------


  SHARES                                                             VALUE (000)
-----------                                                          -----------

 INDUSTRIAL MACHINERY AND EQUIPMENT--(Continued)
      9,100       * CONCURRENT COMPUTER CORP ............             $      170
     17,414       * COOPER CAMERON CORP .................                    852
     20,500       * COPYTELE, INC .......................                     17
     13,100         CUMMINS ENGINE CO, INC ..............                    633
      2,200       * CUNO, INC ...........................                     46
      2,000       * CYBEX COMPUTER PRODUCTS CORP ........                     81
      2,500       * CYLINK CORP .........................                     34
     83,217         DEERE & CO ..........................                  3,610
    759,260       * DELL COMPUTER CORP ..................                 38,722
      5,100         DETROIT DIESEL CORP .................                     98
     24,975         DIEBOLD, INC ........................                    587
      3,000       * DIGI INTERNATIONAL, INC .............                     31
     12,600         DONALDSON CO, INC ...................                    303
     73,100         DOVER CORP ..........................                  3,317
      1,900       * DRIL-QUIP, INC ......................                     58
      2,600         DT INDUSTRIES, INC ..................                     20
      5,800       * EFAX.COM ............................                     42
      8,500       * ELECTROGLAS, INC ....................                    216
    368,601       * EMC CORP ............................                 40,270
     13,600       * EMULEX CORP .........................                  1,530
      6,700       * ENCAD, INC ..........................                     32
      2,700       * ESTERLINE CORP ......................                     31
      7,800       * ETEC SYSTEMS, INC ...................                    350
     17,300       * EXABYTE CORP ........................                    130
      7,000       * EXTREME NETWORKS, INC ...............                    585
      4,600         FEDDERS CORP ........................                     25
     13,705         FLOWSERVE CORP ......................                    233
     11,000       * FSI INTERNATIONAL, INC ..............                    127
        800       * GARDNER DENVER, INC .................                     13
     53,160       * GATEWAY, INC ........................                  3,831
        300         GLEASON CORP ........................                      7
      2,500       * GLOBAL IMAGING SYSTEMS, INC .........                     31
      6,750         GRACO, INC ..........................                    242
     15,200      x* HARNISCHFEGER INDUSTRIES, INC .......                      6
    315,067         HEWLETT-PACKARD CO ..................                 35,898
      3,000       * HORIZON OFFSHORE, INC ...............                     16
     18,800         HUSSMANN INTERNATIONAL, INC .........                    283
      1,000       * HYPERCOM CORP .......................                     10
     10,300         IDEX CORP ...........................                    313
     11,100       * IN FOCUS SYSTEMS, INC ...............                    257
     59,600         INGERSOLL-RAND CO ...................                  3,282
    649,456       o INTERNATIONAL BUSINESS MACHINES CORP                  70,141
     83,161       * IOMEGA CORP .........................                    281
      6,200       * IONICS, INC .........................                    174
     12,500         JLG INDUSTRIES, INC .................                    199
        500       * JTS CORP ............................                      0
     11,000         KAYDON CORP .........................                    295
     10,293         KENNAMETAL, INC .....................                    346
      7,050       * KRONOS, INC .........................                    423
      8,200       * KULICHE & SOFFA INDUSTRIES, INC .....                    349
     14,200       * LAM RESEARCH CORP ...................                  1,584
     45,700       * LEXMARK INTERNATIONAL GROUP (CLASS A)                  4,136
      8,800         LINCOLN ELECTRIC HOLDINGS CO ........                    182
      1,600         LINDSAY MANUFACTURING CO ............                     29
      7,950         MANITOWOC, INC ......................                    270
     18,400       * MAXTOR CORP .........................                    133
     11,400       * MERCURY COMPUTER SYSTEMS, INC .......                    399
     11,500       * MICRON ELECTRONICS, INC .............                    128
      8,500       * MICROS SYSTEMS, INC .................                    629
     13,000         MILACRON, INC .......................                    200
      5,900       * MIPS TECHNOLOGIES, INC ..............                    307
      8,100       * MTI TECHNOLOGY CORP .................                    299
      2,600         NACCO INDUSTRIES, INC (CLASS A) .....                    144
     23,800       * NATIONAL INSTRUMENTS CORP ...........                    910
      7,500       * NETWORK EQUIPMENT TECHNOLOGIES, INC .                     89
      4,400         NORDSON CORP ........................                    212
     14,300       * NOVELLUS SYSTEMS, INC ...............                  1,752
     41,600         PALL CORP ...........................                    897
     14,200         PENTAIR, INC ........................                    547
    100,000         PITNEY BOWES, INC ...................                  4,831
     10,600       * PRESSTEK, INC .......................                    147
      6,800       * PRI AUTOMATION, INC .................                    456
      4,100       * PROXIM, INC .........................                    451
     61,635       * QUANTUM CORP-DLT &
                      STORAGE SYSTEMS GROUP .............                    932
     33,067       * QUANTUM CORP-HARD DISK DRIVE GROUP ..                    229
     11,200         ROPER INDUSTRIES, INC ...............                    424
      7,100       * SANDISK CORP ........................                    683
      1,000         SAUER, INC ..........................                      9
     79,017       * SEAGATE TECHNOLOGY, INC .............                  3,679
     63,668       * SILICON GRAPHICS, INC ...............                    625
     10,500       * SILICON VALLEY GROUP, INC ...........                    186
     17,600       * SMITH INTERNATIONAL, INC ............                    875
      1,400       * SPECIALTY EQUIPMENT COS, INC ........                     34
      9,089       * SPEEDFAM-IPEC, INC ..................                    118
      7,300       * SPLASH TECHNOLOGY HOLDINGS, INC .....                     64
     10,900         STANDEX INTERNATIONAL CORP ..........                    228
     35,300       * STORAGE TECHNOLOGY CORP .............                    651
     29,125         SYMBOL TECHNOLOGIES, INC ............                  1,851
      8,400         TECUMSEH PRODUCTS CO (CLASS A) ......                    396
      6,800         TELXON CORP .........................                    109
      2,000         TENNANT CO ..........................                     66
     11,306       * TENNECO AUTOMOTIVE, INC .............                    105
      7,060       * TEREX CORP ..........................                    196
      3,700       * THERMO FIBERTEK, INC ................                     26
     14,663         TIMKEN CO ...........................                    300
      4,500         TORO CO .............................                    168
      3,878         TYCO INTERNATIONAL LTD ..............                    151
      3,700       * ULTRATECH STEPPER, INC ..............                     60
     99,974       * UNISYS CORP .........................                  3,193
     19,300       * UNOVA, INC ..........................                    251
     21,800       * VARCO INTERNATIONAL, INC ............                    222
      6,900       * VISUAL NETWORKS, INC ................                    547
     30,500       * WESTERN DIGITAL CORP ................                    128
      7,600       * XIRCOM, INC .........................                    570
     14,400         YORK INTERNATIONAL CORP .............                    395
      9,400       * ZEBRA TECHNOLOGY CORP ...............                    550
                                                                      ----------
                                                                         435,367
                                                                      ----------

  INSTRUMENTS AND RELATED PRODUCTS--1.84%
      9,736       * ACUSON CORP .........................                    122
      7,500       * ADAC LABORATORIES, INC ..............                     81
      1,300       * ADE CORP ............................                     21
      7,700       * AFFYMETRIX, INC .....................                  1,307
      8,400       * ALARIS MEDICAL, INC .................                     16
        700       * ANACOMP, INC ........................                     13
        400         ANALOGIC CORP .......................                     13
      6,700         ARROW INTERNATIONAL, INC ............                    194
     10,200       * AVID TECHNOLOGIES, INC ..............                    133
     20,313         BARD (C.R.), INC ....................                  1,077
     18,600         BAUSCH & LOMB, INC ..................                  1,273
    105,113         BAXTER INTERNATIONAL, INC ...........                  6,602
      2,200       * BAXTER INTERNATIONAL, INC RTS .......                      1
     12,800         BECKMAN COULTER, INC ................                    651
     88,478         BECTON DICKINSON & CO ...............                  2,367
        633       * BIO-RAD LABORATORIES, INC (CLASS A) .                     15
     35,600         BIOMET, INC .........................                  1,424
     98,042       * BOSTON SCIENTIFIC CORP ..............                  2,145
        800       * BRITESMILE, INC .....................                      7
     24,166       * CHYRON CORP .........................                     36
      2,800       * CIRCOR INTERNATIONAL, INC ...........                     29
        800       * CLOSURE MEDICAL CORP ................                     10
     13,300       * CNS, INC ............................                     55


                        SEE NOTES TO FINANCIAL STATEMENTS

44 o 1999 CREF Annual Report

       STATEMENT OF INVESTMENTS - Equity Index Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------


  SHARES                                                             VALUE (000)
-----------                                                          -----------

  INSTRUMENTS AND RELATED PRODUCTS--(Continued)
     10,700       * COGNEX CORP .........................             $      417
      5,600       * COHERENT, INC .......................                    150
      4,200         COHU, INC ...........................                    130
      5,300         COLE NATIONAL CORP (CLASS A) ........                     27
      4,400       * CONMED CORP .........................                    114
      7,300         COOPER COS, INC .....................                    220
      1,600      x* CPX CORP ............................                      0
      6,700       * CREDENCE SYSTEMS CORP ...............                    580
      3,700       * CYBERONICS, INC .....................                     59
     10,800       * CYMER, INC ..........................                    497
      5,000       * CYTYC CORP ..........................                    305
      9,300         DATASCOPE CORP ......................                    372
     18,400         DENTSPLY INTERNATIONAL, INC .........                    435
      9,000       * DIONEX CORP .........................                    371
      4,900       * DYNATECH CORP .......................                     33
    117,219         EASTMAN KODAK CO ....................                  7,766
      3,900       * ECLIPSE SURGICAL TECHNOLOGY, INC ....                     29
      4,350       * FOSSIL, INC .........................                    101
      6,283         FRESENIUS MEDICAL CARE AG. ADR ......                    178
     12,800       * GENRAD, INC .........................                    206
        400       * GLIATECH, INC .......................                      7
    109,664       * GUIDANT CORP ........................                  5,154
      9,000       * HAEMONETICS CORP ....................                    214
      5,800       * HANGER ORTHOPEDIC GROUP, INC ........                     58
      1,700       * HOLOGIC, INC ........................                     10
     15,100       * INPUT/OUTPUT, INC ...................                     76
     10,800         INVACARE CORP .......................                    217
      3,200       * ISOLYSER CO, INC ....................                     10
     29,000         JOHNSON CONTROLS, INC ...............                  1,649
     31,700       * KLA-TENCOR CORP .....................                  3,531
      9,100       * LITTON INDUSTRIES, INC ..............                    454
     23,500       * LTX CORP ............................                    526
      2,700       * MECHANICAL TECHNOLOGY, INC ..........                     63
     10,987       * MEDICAL MANAGER CORP ................                    926
    425,957         MEDTRONIC, INC ......................                 15,521
      7,700         MENTOR CORP .........................                    199
     11,988       * METTLER-TOLEDO INTERNATIONAL, INC ...                    458
     16,100         MILLIPORE CORP ......................                    622
        300         MINE SAFETY APPLIANCE CO ............                     19
      6,500       * MINIMED, INC ........................                    476
      1,800       * MOLECULAR DEVICES CORP ..............                     94
      1,300         MOVADO GROUP, INC ...................                     28
      4,000         MTS SYSTEMS CORP ....................                     31
      2,800       * NOVOSTE CORP ........................                     46
     13,200       * OAKLEY, INC .........................                     73
      6,100       * OCULAR SCIENCES, INC ................                    115
      3,500         OPTICAL COATING LABORATORIES,INC ....                  1,036
      7,200       * OSTEOTECH, INC ......................                     96
      8,100       * PE CORP-CELERA GENOMICS GROUP .......                  1,207
     35,600         PE CORP-PE BIOSYSTEMS GROUP .........                  4,283
     21,300         PERKINELMER, INC ....................                    888
      6,200       * PINNACLE SYSTEMS, INC ...............                    252
     15,000         POLAROID CORP .......................                    282
     26,588         RAYTHEON CO (CLASS A) ...............                    660
     95,600         RAYTHEON CO (CLASS B) ...............                  2,539
      4,900       * RESMED, INC .........................                    205
     10,000       * RESPIRONICS, INC ....................                     80
      2,000       * SABRATEK CORP .......................                      0
      2,900       * SCOTT TECHNOLOGIES, INC .............                     55
      9,900       * SOLA INTERNATIONAL, INC .............                    137
      7,333       * SONOSITE, INC .......................                    232
     29,412       * ST. JUDE MEDICAL, INC ...............                    903
     24,620       * STERIS CORP .........................                    254
     25,100         STRYKER CORP ........................                  1,748
     18,950       * SUMMIT TECHNOLOGY, INC ..............                    221
     12,700       * SUNRISE MEDICAL, INC ................                     79
     14,300       * SUNRISE TECHNOLOGY INTERNATIONAL, INC                    169
     36,300       * SYBRON INTERNATIONAL CORP ...........                    896
     14,750         TEKTRONIX, INC ......................                    573
     10,800         TELEFLEX, INC .......................                    338
     61,900       * TERADYNE, INC .......................                  4,085
      7,500       * THERMEDICS, INC .....................                     41
      6,500       * THERMO CARDIOSYSTEMS, INC ...........                     43
     54,150       * THERMO ELECTRON CORP ................                    812
      5,868       * THERMO INSTRUMENT SYSTEMS, INC ......                     65
      2,300       * THERMO OPTEK CORP ...................                     26
     11,422       * THERMO VISION CORP ..................                     79
      4,100       * THERMOQUEST CORP ....................                     42
      2,600       * THERMOTREX CORP .....................                     20
      9,400       * TRIMBLE NAVIGATION LTD ..............                    203
     10,500       * VARIAN MEDICAL SYSTEMS, INC .........                    313
     10,500       * VARIAN, INC .........................                    236
      3,600       * VEECO INSTRUMENTS, INC ..............                    169
      3,000       * VENTANA MEDICAL SYSTEMS, INC ........                     75
     20,000       * VISX, INC ...........................                  1,035
      8,500       * VIVUS, INC ..........................                     27
     21,000       * WATERS CORP .........................                  1,113
      6,400       * WESLEY JESSEN VISIONCARE, INC .......                    242
     15,600         X RITE, INC .........................                     98
    240,000         XEROX CORP ..........................                  5,445
                                                                      ----------
                                                                          91,461
                                                                      ----------

  INSURANCE AGENTS, BROKERS AND SERVICE--0.22%
      1,100         BALDWIN & LYONS, INC (CLASS B) ......                     24
      5,572         BLANCH (E.W.) HOLDINGS, INC .........                    341
      2,000         BROWN & BROWN, INC ..................                     77
      5,859         CRAWFORD & CO (CLASS B) .............                     80
     22,900       * FIRST HEALTH GROUP CORP .............                    615
      8,900         GALLAGHER (ARTHUR J.) & CO ..........                    576
      2,200         HILB, ROGAL & HAMILTON CO ...........                     62
      8,002       * HOMEFED CORP ........................                      7
     93,280         MARSH & MCLENNAN COS, INC ...........                  8,926
                                                                      ----------
                                                                          10,708
                                                                      ----------

  INSURANCE CARRIERS--4.19%
     28,400         20TH CENTURY INDUSTRIES .............                    548
      8,883       * ACCEPTANCE INSURANCE COS, INC .......                     52
      4,550         ACE LTD .............................                     76
      4,930         AEGON NV ARS ........................                    471
     49,637         AETNA, INC ..........................                  2,770
     93,640         AFLAC, INC ..........................                  4,419
      6,100         ALFA CORP ...........................                    100
      1,528       * ALLEGHANY CORP (DELAWARE) ...........                    283
     26,356         ALLMERICA FINANCIAL CORP ............                  1,466
    283,316         ALLSTATE CORP .......................                  6,800
     25,763         AMBAC FINANCIAL GROUP, INC ..........                  1,345
      4,100         AMERICAN ANNUITY GROUP, INC .........                     74
     21,200         AMERICAN FINANCIAL GROUP, INC .......                    559
     89,332         AMERICAN GENERAL CORP ...............                  6,778
    469,718         AMERICAN INTERNATIONAL GROUP, INC ...                 50,788
      7,500       * AMERICAN MEDICAL SECURITY GROUP .....                     45
      1,600         AMERICAN NATIONAL INSURANCE CO ......                    102
      3,800         AMERUS LIFE HOLDINGS, INC (CLASS A) .                     87
     89,326         AON CORP ............................                  3,573
      6,400         ARGONAUT GROUP, INC .................                    127
     10,100         ARM FINANCIAL GROUP, INC (CLASS A) ..                      0
     63,500         AXA FINANCIAL, INC ..................                  2,151
      9,350         BERKLEY (W.R.) CORP .................                    195
         22       * BERKSHIRE HATHAWAY, INC (CLASS B) ...                     40
      6,900         CHICAGO TITLE CORP ..................                    319
     60,893         CHUBB CORP ..........................                  3,429
     69,537         CIGNA CORP ..........................                  5,602
     47,709         CINCINNATI FINANCIAL CORP ...........                  1,488


                        SEE NOTES TO FINANCIAL STATEMENTS

                                                    1999 CREF Annual Report o 45

       STATEMENT OF INVESTMENTS - Equity Index Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------


  SHARES                                                             VALUE (000)
-----------                                                          -----------

  INSURANCE CARRIERS--(Continued)
  1,217,656         CITIGROUP, INC ......................             $   67,656
      9,000       * CNA FINANCIAL CORP ..................                    350
     11,718         CNA SURETY CORP .....................                    152
      9,800         COMMERCE GROUP, INC .................                    256
    117,077         CONSECO, INC ........................                  2,093
      8,442       * DELPHI FINANCIAL GROUP, INC .........                    253
     11,000         ENHANCE FINANCIAL SERVICES GROUP, INC                    179
     19,000         ERIE INDEMNITY CO (CLASS A) .........                    615
     14,500         EVEREST REINSURANCE HOLDINGS, INC ...                    324
     10,600         FBL FINANCIAL GROUP, INC (CLASS A) ..                    212
     10,790         FIDELITY NATIONAL FINANCIAL, INC ....                    155
     10,500         FINANCIAL SECURITY ASSURANCE
                      HOLDINGS LTD ......................                    547
     20,900         FIRST AMERICAN FINANCIAL CORP .......                    260
     10,200         FOREMOST CORP OF AMERICA ............                    289
     36,071       * FOUNDATION HEALTH SYSTEMS (CLASS A) .                    358
      1,800       * FPIC INSURANCE GROUP, INC ...........                     30
     22,000         FREMONT GENERAL CORP ................                    162
     11,470         FRONTIER INSURANCE GROUP, INC .......                     39
      6,300         HARLEYSVILLE GROUP, INC .............                     90
     77,800         HARTFORD FINANCIAL
                      SERVICES GROUP, INC ...............                  3,686
     10,900         HARTFORD LIFE, INC (CLASS A) ........                    480
     16,300         HCC INSURANCE HOLDINGS, INC .........                    215
      9,150       * HIGHLANDS INSURANCE GROUP, INC ......                     87
     19,100         HORACE MANN EDUCATORS CORP ..........                    375
     16,550         HSB GROUP, INC ......................                    560
     55,675       * HUMANA, INC .........................                    456
     36,475         JEFFERSON-PILOT CORP ................                  2,489
        200         KANSAS CITY LIFE INSURANCE CO .......                      7
      7,900         LANDAMERICA FINANCIAL GROUP, INC ....                    145
      4,800         LIBERTY CORP ........................                    203
      4,800         LIBERTY FINANCIAL COS, INC ..........                    110
     68,000         LINCOLN NATIONAL CORP ...............                  2,720
     21,466         LOEWS CORP ..........................                  1,303
      1,400       * MARKEL CORP .........................                    217
     11,800       * MAXICARE HEALTH PLANS, INC ..........                     34
     33,294         MBIA, INC ...........................                  1,758
      8,669       * MEDICAL ASSURANCE, INC ..............                    184
     10,100         MERCURY GENERAL CORP ................                    225
     38,300         MGIC INVESTMENT CORP ................                  2,305
     14,500       * MID ATLANTIC MEDICAL SERVICES, INC ..                    121
      2,200         MMI COS, INC ........................                     19
     11,900         MONY GROUP, INC .....................                    347
      7,300         NATIONWIDE FINANCIAL
                      SERVICES, INC (CLASS A) ...........                    204
     17,200         OHIO CASUALTY CORP ..................                    276
     45,825         OLD REPUBLIC INTERNATIONAL CORP .....                    624
     31,900       * OXFORD HEALTH PLANS, INC ............                    405
     13,703       * PACIFICARE HEALTH
                      SYSTEMS, INC (CLASS A) ............                    726
        700       * PENN TREATY AMERICAN CORP ...........                     11
     10,300       * PENNCORP FINANCIAL GROUP, INC .......                      4
      1,000         PMA CAPITAL CORP (CLASS A) ..........                     20
     12,150         PMI GROUP, INC ......................                    593
     12,800         PRESIDENTIAL LIFE CORP ..............                    235
     18,216         PROGRESSIVE CORP ....................                  1,332
     20,600         PROTECTIVE LIFE CORP ................                    655
      1,200       * PROVIDENT AMERICAN CORP .............                     42
      1,700         PXRE GROUP, LTD .....................                     22
     14,586         RADIAN GROUP, INC ...................                    696
     13,300         REINSURANCE GROUP OF AMERICA, INC ...                    369
     31,100         RELIANCE GROUP HOLDINGS, INC ........                    208
     30,776         RELIASTAR FINANCIAL CORP ............                  1,206
      2,600       * RISK CAPITAL HOLDINGS, INC ..........                     33
      1,000         RLI CORP ............................                     34
     41,600         SAFECO CORP .........................                  1,035
      4,400         SCPIE HOLDINGS, INC .................                    141
     11,200         SELECTIVE INSURANCE GROUP, INC ......                    193
      9,500       * SIERRA HEALTH SERVICES, INC .........                     64
     77,681         ST. PAUL COS, INC ...................                  2,617
      2,600         STATE AUTO FINANCIAL CORP ...........                     24
      3,000         STEWART INFORMATION SERVICES CORP ...                     40
     47,800         TORCHMARK CORP ......................                  1,389
      5,550         TRANSATLANTIC HOLDINGS, INC .........                    433
     16,000         TRAVELERS PROPERTY CASUALTY CORP ....                    548
      3,353         TRENWICK GROUP, INC .................                     57
      3,000       * TRIAD GUARANTY, INC .................                     68
     16,400       * TRIGON HEALTHCARE, INC ..............                    484
     10,300       * UICI ................................                    109
        600         UNITED FIRE & CASULTY CO ............                     14
     54,800         UNITED HEALTHCARE CORP ..............                  2,911
      5,500         UNITED WISCONSIN SERVICES, INC ......                     23
     17,600         UNITRIN, INC ........................                    662
     73,207         UNUMPROVIDENT CORP ..................                  2,347
      5,400         VESTA INSURANCE GROUP, INC ..........                     21
     22,934       * WELLPOINT HEALTH NETWORKS, INC ......                  1,512
        270         WESCO FINANCIAL CORP ................                     66
      7,960         XL CAPITAL LTD ......................                    413
                                                                      ----------
                                                                         208,619
                                                                      ----------

  LEATHER AND LEATHER PRODUCTS--0.02%
      6,000         BROWN SHOE CO, INC ..................                     85
      1,900       * GLOBAL SPORTS, INC ..................                     24
     19,000         JUSTIN INDUSTRIES, INC ..............                    283
      1,200         K-SWISS, INC (CLASS A) ..............                     22
      2,134       * SAMSONITE CORP ......................                     12
     14,600         STRIDE RITE CORP ....................                     95
      3,200       * TIMBERLAND CO .......................                    169
     17,362         WOLVERINE WORLD WIDE, INC ...........                    190
                                                                      ----------
                                                                             880
                                                                      ----------

  LEGAL SERVICES--0.01%
     12,900       * PREPAID LEGAL SERVICES, INC .........                    310
                                                                      ----------

  LOCAL AND INTERURBAN PASSENGER TRANSIT--0.00%
      5,600       * RURAL/METRO CORP ....................                     24
                                                                      ----------

  LUMBER AND WOOD PRODUCTS--0.21%
      1,700       * AMERICAN HOMESTAR CORP ..............                      7
      6,337         CAVALIER HOMES, INC .................                     25
     16,100       * CHAMPION ENTERPRISES, INC ...........                    138
     37,720         CLAYTON HOMES, INC ..................                    347
     14,857         DELTIC TIMBER CORP ..................                    325
     62,700         GEORGIA-PACIFIC CORP (PACKING GROUP)                   3,182
     37,700         LOUISIANA PACIFIC CORP ..............                    537
     15,300         OAKWOOD HOMES CORP ..................                     49
      8,750       * PALM HARBOR HOMES, INC ..............                    158
        200         SKYLINE CORP ........................                      5
      6,400         TJ INTERNATIONAL, INC ...............                    269
      2,400         UNIVERSAL FOREST PRODUCTS, INC ......                     35
     71,697         WEYERHAEUSER CO .....................                  5,149
                                                                      ----------
                                                                          10,226
                                                                      ----------

  METAL MINING--0.11%
     67,014       * BATTLE MOUNTAIN GOLD CO .............                    138
      7,800         CLEVELAND CLIFFS, INC ...............                    243
      5,400       * COEUR DALENE MINES CORP .............                     19
     17,692       * FREEPORT-MCMORAN COPPER & GOLD, INC
                      (CLASS A) .........................                    328
     37,033       * FREEPORT-MCMORAN COPPER & GOLD, INC
                      (CLASS B) .........................                    782
     21,400       * HECLA MINING CO .....................                     33
     55,200         HOMESTAKE MINING CO .................                    431
     39,187       * KINROSS GOLD CORP ...................                     73
     51,130         NEWMONT MINING CORP .................                  1,253
     22,913         PHELPS DODGE CORP ...................                  1,538
     41,957         PLACER DOME, INC (U.S.) .............                    451
      2,000         SOUTHERN PERU COPPER CORP ...........                     31


                        SEE NOTES TO FINANCIAL STATEMENTS

46 o 1999 CREF Annual Report

       STATEMENT OF INVESTMENTS - Equity Index Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------


  SHARES                                                             VALUE (000)
-----------                                                          -----------

  METAL MINING--(Continued)
     11,550       * STILLWATER MINING CO ................             $      368
     12,500       * SUNSHINE MINING & REFINING CO .......                     17
                                                                      ----------
                                                                           5,705
                                                                      ----------

  MISCELLANEOUS MANUFACTURING INDUSTRIES--0.41%
     11,700       * BLYTH INDUSTRIES, INC ...............                    287
      6,600         BRADY CORP (CLASS A) ................                    224
     27,294         CALLAWAY GOLF CO ....................                    483
      2,600      x* CML GROUP, INC ......................                      0
      2,400       * DIRECT FOCUS, INC ...................                     67
     69,427         HASBRO, INC .........................                  1,323
      8,200       * HEXCEL CORP .........................                     46
      4,600       * IDENTIX, INC ........................                     42
     35,377         INTERNATIONAL GAME TECHNOLOGY CO ....                    719
      3,600       * JAKKS PACIFIC, INC ..................                     67
     17,500         JOSTENS, INC ........................                    425
      5,500         K 2, INC ............................                     42
      1,071       * LYDALL, INC .........................                      7
        165       * MARVEL ENTERPRISES
                      (CLASS A) WTS 10/02/01 ............                      0
        280       * MARVEL ENTERPRISES
                      (CLASS C) WTS 10/02/02 ............                      0
    155,692         MATTEL, INC .........................                  2,043
    146,100         MINNESOTA MINING & MANUFACTURING CO .                 14,300
      3,500      x* NU KOTE HOLDINGS, INC (CLASS A) .....                      0
      2,941         ONEIDA LTD ..........................                     64
      4,700         RUSS BERRIE & CO, INC ...............                    123
        700       * STEINWAY MUSICAL INSTRUMENTS, INC ...                     14
      8,900       * WMS INDUSTRIES, INC .................                    117
                                                                      ----------
                                                                          20,393
                                                                      ----------

  MISCELLANEOUS RETAIL--0.75%
     66,200       * AMAZON.COM, INC .....................                  5,039
     19,000       * BARNES & NOBLE, INC .................                    392
      7,900       * BARNESANDNOBLE.COM, INC .............                    112
      2,500       * BARNETT, INC ........................                     26
        900         BLAIR CORP ..........................                     13
     26,267       * BORDERS GROUP, INC ..................                    422
      3,769         CASH AMERICA INTERNATIONAL, INC .....                     37
      7,900       * CDW COMPUTER CENTERS, INC ...........                    621
      2,700       * COLDWATER CREEK, INC ................                     55
    142,914         CVS CORP ............................                  5,708
      1,600       * DELIA*S, INC ........................                     12
      8,036       * DUANE READE, INC ....................                    221
      6,851       * EGGHEAD.COM, INC ....................                    111
      6,500         ENESCO GROUP, INC ...................                     72
      2,400       * ETOYS, INC ..........................                     63
      2,900       * FINLAY ENTERPRISES, INC .............                     42
      3,000         FRIEDMANS, INC (CLASS A) ............                     23
      2,300      x* GENESIS DIRECT, INC .................                      0
      4,900         HANCOCK FABRICS, INC ................                     15
     30,200       * HANOVER DIRECT, INC .................                    109
      7,500       * INSIGHT ENTERPRISES, INC ............                    305
      3,500       * JO-ANN STORES, INC (CLASS A) ........                     39
        800      x* JUMBOSPORTS, INC ....................                      0
      5,400       * LANDS END, INC ......................                    188
     14,300         LONGS DRUG STORES CORP ..............                    369
     10,100       * MICHAELS STORES, INC ................                    288
     11,700       * MICRO WAREHOUSE, INC ................                    216
    140,425       * OFFICE DEPOT, INC ...................                  1,536
     44,021       * OFFICEMAX, INC ......................                    242
     33,800         OMNICARE, INC .......................                    406
      1,300       * PARTY CITY CORP .....................                      1
        400       * PC CONNECTION, INC ..................                     14
      6,900       * PETCO ANIMAL SUPPLIES, INC ..........                    103
     40,900       * PETSMART, INC .......................                    235
     92,045         RITE AID CORP .......................                  1,030
      8,200       * SCHEIN (HENRY), INC .................                    109
      6,400       * SHOP AT HOME, INC ...................                     64
      9,600       * SPIEGEL, INC (CLASS A) ..............                     68
    168,762       * STAPLES, INC ........................                  3,502
     14,700       * SUNGLASS HUT INTERNATIONAL, INC .....                    165
     12,900       * SYSTEMAX, INC .......................                    110
      9,250       * THE SPORTS AUTHORITY, INC ...........                     19
     21,412         TIFFANY & CO ........................                  1,911
     86,801       * TOYS R US, INC ......................                  1,242
      9,431       * U.S. OFFICE PRODUCTS CO .............                     29
      1,600       * VALUE AMERICA, INC ..................                      8
      6,800       * VALUEVISION INTERNATIONAL, INC ......                    390
    365,100         WALGREEN CO .........................                 10,679
      2,300       * WHITEHALL JEWELLERS, INC ............                     85
     18,800       * ZALE CORP ...........................                    909
                                                                      ----------
                                                                          37,355
                                                                      ----------

  MOTION PICTURES--1.08%
      4,000       * AMC ENTERTAINMENT, INC ..............                     35
      1,584       * CARMIKE CINEMAS, INC (CLASS A) ......                     12
    758,878         DISNEY (WALT) CO ....................                 22,197
     10,700       * HOLLYWOOD ENTERTAINMENT CORP ........                    155
      1,726       * METRO-GOLDWYN-MAYER, INC ............                     41
     21,100       * METROMEDIA INTERNATIONAL GROUP, INC .                    100
      8,800       * MOVIE GALLERY, INC ..................                     38
      5,600       * PIXAR, INC ..........................                    198
    430,730         TIME WARNER, INC ....................                 31,201
      2,200       * VALLEY MEDIA, INC ...................                     15
                                                                      ----------
                                                                          53,992
                                                                      ----------

  NONDEPOSITORY INSTITUTIONS--1.75%
      6,100       * AAMES FINANCIAL CORP ................                      5
      5,299         ADVANTA CORP (CLASS A) ..............                     97
     17,700         ALLIED CAPITAL CORP .................                    324
    162,212         AMERICAN EXPRESS CO .................                 26,968
     22,800       * AMERICREDIT CORP ....................                    422
     37,750       * AMRESCO, INC ........................                     53
     14,700       * ARCADIA FINANCIAL LTD ...............                     65
    264,740         ASSOCIATES FIRST CAPITAL CORP .......                  7,264
     72,476         CAPITAL ONE FINANCIAL CORP ..........                  3,492
      6,000         CHARTER MUNICIPAL MORTGAGE ACCEPTANCE                     71
     14,000         CIT GROUP, INC (CLASS A) ............                    296
      2,500      x* CITYSCAPE FINANCIAL CORP ............                      0
      3,300       * COMPUCREDIT CORP ....................                    127
      9,500       * CONTIFINANCIAL CORP .................                      2
     41,766         COUNTRYWIDE CREDIT INDUSTRIES, INC ..                  1,055
      4,800       * CREDIT ACCEPTANCE CORP ..............                     18
     13,953         DORAL FINANCIAL CORP ................                    172
        700       * DVI, INC ............................                     11
      1,200       * FEDERAL AGRICULTURE MORTGAGE CORP ...                     24
    373,895         FEDERAL NATIONAL MORTGAGE ASSOCIATION                 23,345
      1,000       * FINANCIAL FEDERAL CORP ..............                     23
     15,900       * FINET.COM, INC ......................                     21
     21,909         FINOVA GROUP, INC ...................                    778
      4,800       * FIRST SIERRA FINANCIAL, INC .........                     82
      6,300       * FIRSTPLUS FINANCIAL GROUP, INC ......                      0
    253,141         FREDDIE MAC .........................                 11,913
     17,309         HELLER FINANCIAL, INC ...............                    347
    172,637         HOUSEHOLD INTERNATIONAL, INC ........                  6,431
      5,900       * IMC MORTGAGE CO .....................                      0
      9,000       * IMPERIAL CREDIT INDUSTRIES, INC .....                     56
     11,200         LEUCADIA NATIONAL CORP ..............                    259
      1,200         MEDALLION FINANCIAL CORP ............                     22
     14,468         METRIS COS, INC .....................                    516
        279       * MFN FINANCIAL CORP ..................                      2
        324       * MFN FINANCIAL CORP
                      SERIES A WTS 03/23/02 .............                      0
        324       * MFN FINANCIAL CORP
                      SERIES B WTS 03/23/03 .............                      0
        324       * MFN FINANCIAL CORP
                      SERIES C WTS 03/23/04 .............                      0
      1,000       * NEXTCARD, INC .......................                     29
      3,379       * OMEGA WORLDWIDE, INC ................                     16


                        SEE NOTES TO FINANCIAL STATEMENTS

                                                    1999 CREF Annual Report o 47

       STATEMENT OF INVESTMENTS - Equity Index Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------


  SHARES                                                             VALUE (000)
-----------                                                          -----------

  NONDEPOSITORY INSTITUTIONS--(Continued)
      6,300         RESOURCE AMERICA, INC (CLASS A) .....             $       50
      4,700         RESOURCE BANCSHARES
                      MORTGAGE GROUP, INC ...............                     21
     57,891         SLM HOLDINGS CORP ...................                  2,446
      2,000         STUDENT LOAN CORP ...................                    100
     18,940       * UNICAPITAL CORP .....................                     70
      7,280      x* UNITED COS FINANCIAL CORP ...........                      1
        156       * WILSHIRE FINANCIAL
                      SERVICES GROUP, INC ...............                      0
                                                                      ----------
                                                                          86,994
                                                                      ----------

  NONMETALLIC MINERALS, EXCEPT FUELS--0.04%
      4,000         AMCOL INTERNATIONAL CORP ............                     65
      7,900         JOHNS MANVILLE CORP .................                    111
     15,068         MARTIN MARIETTA MATERIALS, INC ......                    618
      1,913         POTASH CORP OF
                      SASKATCHEWAN, INC (U.S.) ..........                     92
     28,500         VULCAN MATERIALS CO .................                  1,138
                                                                      ----------
                                                                           2,024
                                                                      ----------

  OIL AND GAS EXTRACTION--0.71%
     31,816         ANADARKO PETROLEUM CORP .............                  1,086
     27,157         APACHE CORP .........................                  1,003
      5,400       * ATWOOD OCEANICS, INC ................                    209
      2,300       * BELCO OIL & GAS CORP ................                     13
     11,400       * BENTON OIL & GAS CO .................                     22
      5,171         BERRY PETROLEUM CO (CLASS A) ........                     78
     22,868       * BJ SERVICES CO ......................                    956
        160       * BJ SERVICES CO WTS 04/13/00 .........                      9
      6,900       * BROWN (TOM), INC ....................                     92
     56,708         BURLINGTON RESOURCES, INC ...........                  1,875
     12,700         CABOT OIL & GAS CORP (CLASS A) ......                    204
        100       * CAL DIVE INTERNATIONAL, INC .........                      3
     11,000       * CHESAPEAKE ENERGY CORP ..............                     26
      8,000       * COMSTOCK RESOURCES, INC .............                     23
     25,500         CONOCO, INC (CLASS A) ...............                    631
      4,500         CONSOL ENERGY, INC ..................                     46
      2,020       * CONTOUR ENERGY CO ...................                      1
     14,850         CROSS TIMBERS OIL CO ................                    135
     13,344         DEVON ENERGY CORP (NEW) .............                    439
     22,500         DIAMOND OFFSHORE DRILLING, INC ......                    688
        283      x* EAGLE GEOPHYSICAL, INC ..............                      0
     17,014       * EEX CORP ............................                     50
     47,350         ENSCO INTERNATIONAL, INC ............                  1,083
     20,000         EOG RESOURCES, INC ..................                    351
      6,800      x* FORCENERGY GAS EXPLORATION, INC .....                      3
     13,500       * FOREST OIL CORP .....................                    178
     12,394       * FRIEDE GOLDMAN HALTER, INC ..........                     86
     19,200       * GLOBAL INDUSTRIES LTD ...............                    166
     56,800       * GLOBAL MARINE, INC ..................                    944
     76,900       * GREY WOLF, INC ......................                    221
    153,857         HALLIBURTON CO ......................                  6,193
      7,900       * HANOVER COMPRESSOR CO ...............                    298
     44,100       * HARKEN ENERGY CORP ..................                     33
     13,800         HELMERICH & PAYNE, INC ..............                    301
      2,500       * HS RESOURCES, INC ...................                     43
      6,800      x* KCS ENERGY, INC .....................                      6
     26,072         KERR-MCGEE CORP .....................                  1,616
     16,000       * KEY ENERGY SERVICES, INC ............                     83
      6,100       * LOUIS DREYFUS NATURAL GAS CORP ......                    111
     22,400       * MARINE DRILLING CO, INC .............                    503
     12,921       * MCMORAN EXPLORATION CO ..............                    273
      6,900       * MERIDIAN RESOURCE CORP ..............                     21
     16,400         MITCHELL ENERGY & DEVELOPMENT CORP
                      (CLASS A) .........................                    362
     48,502       * NABORS INDUSTRIES, INC ..............                  1,501
     11,000       * NEWFIELD EXPLORATION CO .............                    294
     16,300         NOBLE AFFILIATES, INC ...............                    349
     46,700       * NOBLE DRILLING CORP .................                  1,529
      6,800       * NUEVO ENERGY CO .....................                    128
    111,229         OCCIDENTAL PETROLEUM CORP ...........                  2,405
     42,306       * OCEAN ENERGY, INC (NEW) .............                    328
      5,600       * OCEANEERING INTERNATIONAL, INC ......                     84
     33,100       * PARKER DRILLING CO ..................                    106
     10,300       * PATTERSON ENERGY, INC ...............                    134
      1,300         PENN VIRGINIA CORP ..................                     22
     32,700       * PIONEER NATURAL RESOURCES CO                             292
     12,800         POGO PRODUCING CO ...................                    262
     22,200       * PRIDE INTERNATIONAL, INC ............                    325
     71,086       * R & B FALCON CORP ...................                    942
     12,700         RANGE RESOURCES CORP ................                     40
     24,400       * ROWAN COS, INC ......................                    529
        900         ROYAL DUTCH PETROLEUM CO (NY REGD)ADR                     54
     53,265       * SANTA FE SNYDER CORP ................                    426
      2,267         SCHLUMBERGER LTD ....................                    128
      4,400       * SEITEL, INC .........................                     30
      1,900         ST. MARY LAND & EXPLORATION CO ......                     47
      3,848       * STONE ENERGY CORP ...................                    137
     10,000       * SUPERIOR ENERGY SERVICES, INC .......                     68
      4,950       * SWIFT ENERGY CO .....................                     57
      3,300       * SYNTROLEUM CORP .....................                     27
      8,900       * TITAN EXPLORATION, INC ..............                     48
      1,620       * TOTAL FINA WTS 08/05/03 .............                     46
      4,100       * TRANSMONTAIGNE, INC .................                     29
     36,538       * TRANSOCEAN SEDCO FOREX, INC .........                  1,231
      6,600      x* TRANSTEXAS GAS CORP .................                      1
      2,700       * TRITON ENERGY LTD ...................                     56
     20,300       * TUBOSCOPE, INC ......................                    322
     81,692         UNION PACIFIC RESOURCES GROUP, INC ..                  1,042
      6,700       * UTI ENERGY CORP .....................                    155
      4,900         VASTAR RESOURCES, INC ...............                    289
      8,200       * VERITAS DGC, INC ....................                    115
     10,900       * VINTAGE PETROLEUM, INC ..............                    131
     33,815       * WEATHERFORD INTERNATIONAL ...........                  1,350
                                                                      ----------
                                                                          35,523
                                                                      ----------

  PAPER AND ALLIED PRODUCTS--0.85%
     17,900       * ACX TECHNOLOGIES, INC ...............                    191
      8,166       * AMERICAN PAD & PAPER CO .............                      2
     35,995         AVERY DENNISON CORP .................                  2,623
     16,713         BEMIS, INC ..........................                    583
     16,600         BOISE CASCADE CORP ..................                    672
     18,869         BOWATER, INC ........................                  1,025
     14,700       * BUCKEYE TECHNOLOGIES, INC ...........                    219
     14,000         CARAUSTAR INDUSTRIES, INC ...........                    336
     33,000         CHAMPION INTERNATIONAL CORP .........                  2,044
     10,800         CHESAPEAKE CORP .....................                    329
     20,000         CONSOLIDATED PAPERS, INC ............                    636
     12,170       * CROWN VANTAGE, INC ..................                     25
     10,300       * EARTHSHELL CORP .....................                     42
     80,575         FORT JAMES CORP .....................                  2,206
     16,200       * GAYLORD CONTAINER CO ................                    110
     17,800         GLATFELTER (P.H.) CO ................                    259
        700         GREIF BROTHERS CORP (CLASS A) .......                     21
    152,372         INTERNATIONAL PAPER CO ..............                  8,599
      6,800       * IVEX PACKAGING CORP .................                     68
    197,335         KIMBERLY-CLARK CORP .................                 12,876
     19,200         LONGVIEW FIBRE CO ...................                    274
     21,000       * MAIL-WELL, INC ......................                    284
     34,844         MEAD CORP ...........................                  1,514
     15,600       * PLAYTEX PRODUCTS, INC ...............                    240
      9,800         POTLATCH CORP .......................                    437
      6,500         ROCK-TENN CO (CLASS A) ..............                     96
      5,760         SCHWEITZER-MAUDUIT INTERNATIONAL, INC                     77
     20,550       * SHOREWOOD PACKAGING CORP ............                    389
     40,427       * SMURFIT-STONE CONTAINER CORP ........                    990


                        SEE NOTES TO FINANCIAL STATEMENTS

48 o 1999 CREF Annual Report

       STATEMENT OF INVESTMENTS - Equity Index Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------


  SHARES                                                             VALUE (000)
-----------                                                          -----------

  PAPER AND ALLIED PRODUCTS--(Continued)
     37,323         SONOCO PRODUCTS CO ..................             $      849
      6,800         ST. JOE CO ..........................                    165
     18,634         TEMPLE-INLAND, INC ..................                  1,229
     20,025         WAUSAU-MOSINEE PAPER CORP ...........                    234
     26,450         WESTVACO CORP .......................                    863
     35,600         WILLAMETTE INDUSTRIES, INC ..........                  1,653
                                                                      ----------
                                                                          42,160
                                                                      ----------

  PERSONAL SERVICES--0.08%
     34,121         BLOCK (H&R), INC ....................                  1,493
      3,700       * CARRIAGE SERVICES, INC (CLASS A) ....                     22
     25,600         CINTAS CORP .........................                  1,360
      1,100       * COINMACH LAUNDRY CORP ...............                     12
      6,700       * COINSTAR, INC .......................                     94
      1,028         CPI CORP ............................                     23
      9,000         G & K SERVICES, INC (CLASS A) .......                    291
      6,600         REGIS CORP ..........................                    125
     97,693         SERVICE CORP INTERNATIONAL ..........                    678
      2,400         UNIFIRST CORP .......................                     30
                                                                      ----------
                                                                           4,128
                                                                      ----------

  PETROLEUM AND COAL PRODUCTS--3.28%
     23,200         AMERADA HESS CORP ...................                  1,317
     21,472         ASHLAND, INC ........................                    707
    237,754         BP AMOCO PLC (SPONS ADR) ............                 14,102
    219,305         CHEVRON CORP ........................                 18,997
    331,041         CONOCO, INC (CLASS B) ...............                  8,235
      4,100         ELCOR CORP ..........................                    124
  1,220,091         EXXON MOBIL CORP ....................                 98,294
      2,500       * FRONTIER OIL CORP ...................                     17
      1,400         HOLLY CORP ..........................                     19
     11,600         MURPHY OIL CORP .....................                    666
     24,244         PENNZOIL-QUAKER STATE CO ............                    247
     66,022         PHILLIPS PETROLEUM CO ...............                  3,103
     25,600         SUNOCO, INC .........................                    602
      9,600       * TESORO PETROLEUM CORP ...............                    111
    175,725         TEXACO, INC .........................                  9,544
     47,147         TOSCO CORP ..........................                  1,282
     28,194         ULTRAMAR DIAMOND SHAMROCK CORP ......                    640
     79,262         UNOCAL CORP .........................                  2,660
    100,400         USX-MARATHON GROUP, INC .............                  2,479
     13,200       * VALERO ENERGY CORP ..................                    262
      4,200         WD-40 CO ............................                     93
                                                                      ----------
                                                                         163,501
                                                                      ----------

  PRIMARY METAL INDUSTRIES--0.44%
     52,339         AK STEEL HOLDINGS CORP ..............                    988
    130,094         ALCOA, INC ..........................                 10,798
     41,810         ALLEGHENY TECHNOLOGIES, INC .........                    938
      4,939       * ALPINE GROUP, INC ...................                     64
     14,800         BELDEN, INC .........................                    311
     43,786       * BETHLEHEM STEEL CORP ................                    367
      9,200         BIRMINGHAM STEEL CORP ...............                     49
     12,700         BRUSH WELLMAN, INC ..................                    214
      9,800       * CABLE DESIGN TECHNOLOGIES CO ........                    225
      4,800         CARPENTER TECHNOLOGY CORP ...........                    132
      1,700         CENTURY ALUMINUM CO .................                     26
      1,504       * CHASE INDUSTRIES, INC ...............                     12
        300         CURTISS WRIGHT CORP .................                     11
      3,200       * ENCORE WIRE CORP ....................                     24
     26,800         ENGELHARD CORP ......................                    506
     20,450         GENERAL CABLE CORP ..................                    155
      2,300         INTERMET CORP .......................                     27
     13,500       * KAISER ALUMINUM CORP ................                    104
      7,500       * LONE STAR TECHNOLOGIES, INC .........                    209
     43,900         LTV CORP ............................                    181
      2,200         MATTHEWS INTERNATIONAL
                      CORP (CLASS A) ....................                     61
      3,300       * MAVERICK TUBE CORP ..................                     81
      1,200       * MAXXAM, INC .........................                     51
     17,000       * MUELLER INDUSTRIES, INC .............                    616
     13,566         NATIONAL STEEL CORP (CLASS B) .......                    101
      1,900       * NS GROUP, INC .......................                     14
     28,600         NUCOR CORP ..........................                  1,568
      8,800         OREGON STEEL MILLS, INC .............                     70
      8,100         PRECISION CAST PARTS CORP ...........                    213
      1,400         QUANEX CORP .........................                     36
     18,900         REYNOLDS METALS CO ..................                  1,448
     12,600         ROUGE INDUSTRIES, INC (CLASS A) .....                     99
      2,400       * RTI INTERNATIONAL METALS ............                     18
      8,990         RYERSON TULL, INC ...................                    175
     14,100       * STEEL DYNAMICS, INC .................                    225
      3,225         SUPERIOR TELECOM, INC ...............                     50
      5,700         TEXAS INDUSTRIES, INC ...............                    243
      4,800         TITAN INTERNATIONAL, INC ............                     31
      6,400         TITANIUM METALS CORP ................                     29
     23,900         USX-US STEEL GROUP, INC .............                    789
      7,200       * WHX CORP ............................                     65
      4,600       * WOLVERINE TUBE, INC .................                     65
     31,740         WORTHINGTON INDUSTRIES, INC .........                    526
                                                                      ----------
                                                                          21,915
                                                                      ----------

  PRINTING AND PUBLISHING--0.74%
      4,100         AMERICAN BUSINESS PRODUCTS, INC .....                     48
     18,700         AMERICAN GREETINGS CORP (CLASS A) ...                    442
     11,500       * APPLIED GRAPHICS TECHNOLOGIES, INC ..                     99
     12,500         BANTA CORP ..........................                    282
     47,700         BELO (A.H.) CORP SERIES A ...........                    909
      9,200         BOWNE & CO, INC .....................                    124
     17,900         CENTRAL NEWSPAPERS, INC (CLASS A) ...                    705
      4,100       * CONSOLIDATED GRAPHICS, INC ..........                     61
        386       * CSS INDUSTRIES, INC .................                      8
     25,800         DELUXE CORP .........................                    708
     40,800         DONNELLEY (R.R.) & SONS CO ..........                  1,012
     14,500         DOW JONES & CO, INC .................                    986
     12,000       * FRANKLIN COVEY CO ...................                     90
     97,047         GANNETT CO, INC .....................                  7,915
     10,000       * GIBSON GREETINGS, INC ...............                     90
     12,800         HARLAND (JOHN H.) CO ................                    234
     17,600         HARTE-HANKS, INC ....................                    383
     14,400         HOLLINGER INTERNATIONAL, INC ........                    186
     16,200         HOUGHTON MIFFLIN CO .................                    683
     15,700       * JOURNAL REGISTER CO .................                    242
     24,200         KNIGHT-RIDDER, INC ..................                  1,440
     16,800         LEE ENTERPRISES, INC ................                    537
      4,200         MCCLATCHY CO (CLASS A) ..............                    182
     65,898         MCGRAW HILL COS, INC ................                  4,061
      4,000       * MEDIA ARTS GROUP, INC ...............                     14
      8,534         MEDIA GENERAL, INC (CLASS A) ........                    444
     13,200         MEREDITH CORP .......................                    550
      4,416         NEW ENGLAND BUSINESS SERVICES, INC ..                    108
     55,600         NEW YORK TIMES CO (CLASS A) .........                  2,731
     13,987         NEWS CORP LTD .......................                    468
      8,625       * PAXAR CORP ..........................                     73
      5,300         PENTON MEDIA, INC ...................                    127
     43,061       * PRIMEDIA, INC .......................                    711
      4,800         PULITZER, INC .......................                    194
      1,775         QUEBECOR PRINTING, INC. .............                     39
     14,089       * R.H. DONNELLEY CORP .................                    266
     27,810         READER'S DIGEST ASSOCIATION, INC
                      (CLASS A) (NON-VOTE) ..............                    813
     25,000         REYNOLDS & REYNOLDS CO (CLASS A) ....                    563
      3,300       * SCHOLASTIC CORP .....................                    205
     11,800       * SCIENTIFIC GAMES HOLDINGS CORP ......                    195


                        SEE NOTES TO FINANCIAL STATEMENTS

                                                    1999 CREF Annual Report o 49

       STATEMENT OF INVESTMENTS - Equity Index Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------


  SHARES                                                             VALUE (000)
-----------                                                          -----------

  PRINTING AND PUBLISHING--(Continued)
      9,700         SCRIPPS (E.W.) CO (CLASS A) .........             $      435
      2,900         STANDARD REGISTER, INC ..............                     56
     19,044         TIMES MIRROR CO SERIES A ............                  1,276
     34,100       * TOPPS, INC ..........................                    354
     65,800         TRIBUNE CO ..........................                  3,623
     12,000         WALLACE COMPUTER SERVICES, INC ......                    200
      2,700         WASHINGTON POST CO (CLASS B) ........                  1,501
     12,800         WILEY (JOHN) & SONS, INC (CLASS A) ..                    214
      3,270       * WORKFLOW MANAGEMENT, INC ............                     94
      6,600       * ZIFF-DAVIS, INC-ZDNET ...............                    104
                                                                      ----------
                                                                          36,785
                                                                      ----------

  RAILROAD TRANSPORTATION--0.31%
    160,725         BURLINGTON NORTHERN SANTA FE CORP ...                  3,898
        316         CANADIAN NATIONAL RAILWAY CO ........                      8
     70,152         CSX CORP ............................                  2,201
      6,500         FLORIDA EAST COAST INDUSTRIES, INC ..                    271
     38,900         KANSAS CITY SOUTHERN INDUSTRIES, INC                   2,903
    125,058         NORFOLK SOUTHERN CORP ...............                  2,564
     83,185         UNION PACIFIC CORP ..................                  3,629
     14,800       * WISCONSIN CENTRAL TRANSIT CORP ......                    199
                                                                      ----------
                                                                          15,673
                                                                      ----------

  REAL ESTATE--0.06%
     33,900         ARDEN REALTY GROUP, INC .............                    680
        500       * AVATAR HOLDINGS, INC ................                      9
      8,400       * CASTLE & COOKE, INC .................                    107
     33,900       * CATELLUS DEVELOPMENT CORP ...........                    434
      8,497       * CB RICHARD ELLIS SERVICES GROUP, INC                     105
     12,346       * ECHELON INTERNATIONAL CORP ..........                    284
      1,500       * EXCEL LEGACY CORP ...................                      5
     17,900       * FAIRFIELD COMMUNITIES, INC ..........                    192
        300         FOREST CITY ENTERPRISES, INC.
                      (CLASS A) .........................                      8
      4,116       * GRUBB & ELLIS CO ....................                     19
      2,200       * INSIGNIA FINANCIAL GROUP, INC .......                     19
     11,000       * JONES LANG LA SALLE .................                    131
     10,450         LNR PROPERTY CORP ...................                    208
      6,800       * PINNACLE HOLDINGS, INC ..............                    288
      4,416       * RECKSON SERVICES INDUSTRIES, INC ....                    275
     11,200       * SECURITY CAPITAL GROUP, INC (CLASS B)                    140
     38,500         STEWART ENTERPRISES, INC (CLASS A) ..                    183
      9,600       * TRAMMELL CROW CO ....................                    112
                                                                      ----------
                                                                           3,199
                                                                      ----------

  RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS--0.29%
        500       * AEP INDUSTRIES, INC .................                     13
     16,400         APTARGROUP, INC .....................                    412
     18,100         ARMSTRONG WORLD INDUSTRIES, INC .....                    604
      6,200         BANDAG, INC .........................                    155
      8,600         CARLISLE COS, INC ...................                    310
     19,800         COOPER TIRE & RUBBER CO .............                    308
      7,700       * FOAMEX INTERNATIONAL, INC ...........                     64
     53,962         GOODYEAR TIRE & RUBBER CO ...........                  1,521
     89,685         ILLINOIS TOOL WORKS, INC ............                  6,059
      2,745         MYERS INDUSTRIES, INC ...............                     43
     30,447         NIKE, INC (CLASS B) .................                  1,509
     56,530       * PACTIV CORP .........................                    601
     16,790       * REEBOK INTERNATIONAL LTD ............                    137
     23,700       * SAFESKIN CORP .......................                    287
     21,869       * SEALED AIR CORP .....................                  1,133
     42,256         SOLUTIA, INC ........................                    652
      2,400         SPARTECH CORP .......................                     77
      7,800         TREDEGAR CORP .......................                    161
     25,200         TUPPERWARE CORP .....................                    427
      5,800       * U S PLASTIC LUMBER CORP .............                     45
      2,886         WYNNS INTERNATIONAL, INC ............                     41
                                                                      ----------
                                                                          14,559
                                                                      ----------

  SECURITY AND COMMODITY BROKERS--1.45%
      2,000         ADVEST GROUP, INC ...................                     37
     12,800       * AFFILIATED MANAGERS GROUP, INC ......                    518
     24,900       * AMERITRADE HOLDINGS CORP (CLASS A) ..                    540
     43,152         BEAR STEARNS COS, INC ...............                  1,845
      2,700         CONNING CORP ........................                     22
      4,100         DAIN RAUSCHER CORP ..................                    191
      4,900       * DLJ DIRECT ..........................                     66
     11,900         DONALDSON, LUFKIN & JENRETTE, INC ...                    576
        600         DUFF & PHELPS CREDIT RATING CO ......                     53
     68,200       * E TRADE GROUP, INC ..................                  1,782
     10,800         EATON VANCE CORP ....................                    410
     31,450         EDWARDS (A.G.), INC .................                  1,008
     18,600         FEDERATED INVESTORS, INC ............                    373
     59,291         FRANKLIN RESOURCES, INC .............                  1,901
      5,743         FREEDOM SECURITIES CORP .............                     65
      9,701       * FRIEDMAN, BILLINGS, RAMSEY GROUP, INC                     76
      6,057         INVESTMENT TECHNOLOGY GROUP, INC ....                    174
      2,600         INVESTORS FINANCIAL SERVICES CORP ...                    120
      4,800         JEFFERIES GROUP, INC (NEW) ..........                    106
      1,500         JOHN NUVEEN CO (CLASS A) ............                     54
     25,600       * KNIGHT/TRIMARK GROUP, INC ...........                  1,178
     22,132         LEGG MASON, INC .....................                    802
     44,220         LEHMAN BROTHERS HOLDINGS, INC .......                  3,745
    130,200         MERRILL LYNCH & CO, INC .............                 10,872
     10,600         MORGAN KEEGAN, INC ..................                    178
    203,326         MORGAN STANLEY, DEAN WITTER, & CO ...                 29,025
      5,700       * NATIONAL DISCOUNT BROKERS GROUP, INC                     150
     51,900         PAINE WEBBER GROUP, INC .............                  2,014
      8,394         PHOENIX INVESTMENT PARTNERS LTD .....                     68
     10,000       * PIONEER GROUP, INC ..................                    158
     35,700         PRICE (T. ROWE) ASSOCIATES, INC .....                  1,319
     17,700         RAYMOND JAMES FINANCIAL CORP ........                    331
    239,424         SCHWAB (CHARLES) CORP ...............                  9,188
      1,000         SIEBERT FINANCIAL CORP ..............                     15
      4,510         SOUTHWEST SECURITIES GROUP, INC .....                    123
     20,700         THE GOLDMAN SACHS GROUP, INC ........                  1,950
     24,700         UNITED ASSET MANAGEMENT CORP ........                    458
     28,058         WADDELL & REED FINANCIAL, INC
                      (CLASS A) .........................                    761
      9,722         WADDELL & REED FINANCIAL, INC
                      (CLASS B) .........................                    244
                                                                      ----------
                                                                          72,496
                                                                      ----------

  SOCIAL SERVICES--0.00%
      1,300       * BRIGHT HORIZONS FAMILY SOLUTIONS, INC                     24
      2,700       * BROOKDALE LIVING COMMUNITIES, INC ...                     33
      1,500       * CAPITAL SENIOR LIVING CORP ..........                      8
      8,100       * RES-CARE, INC .......................                    103
      6,700       * SUNRISE ASSISTED LIVING, INC ........                     92
                                                                      ----------
                                                                             260
                                                                      ----------

  SPECIAL TRADE CONTRACTORS--0.01%
      9,800         APOGEE ENTERPRISES, INC .............                     50
     14,644       * COMFORT SYSTEMS U.S.A., INC .........                    108
      4,800       * GROUP MAINTENANCE AMERICA CORP ......                     51
      8,400       * INTEGRATED ELECTRICAL SERVICES, INC .                     85
        800      x* OMEGA ENVIRONMENTAL, INC ............                      0
      9,100       * QUANTA SERVICES, INC ................                    257
      6,017       * SERVICE EXPERTS, INC ................                     35
                                                                      ----------
                                                                             586
                                                                      ----------

  STONE, CLAY, AND GLASS PRODUCTS--0.32%
        400         AMERON INTERNATIONAL CORP ...........                     16
      2,600         CENTEX CONSTRUCTION PRODUCTS, INC ...                    101
     87,211         CORNING, INC ........................                 11,245
     14,600       * DAL-TILE INTERNATIONAL, INC .........                    148
      7,500       * DEPARTMENT 56, INC ..................                    170
      2,100       * DUPONT PHOTOMASKS, INC ..............                    101
      5,000         FLORIDA ROCK INDUSTRIES, INC ........                    172


                        SEE NOTES TO FINANCIAL STATEMENTS

50 o 1999 CREF Annual Report

       STATEMENT OF INVESTMENTS - Equity Index Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------


  SHARES                                                             VALUE (000)
-----------                                                          -----------



  STONE, CLAY, AND GLASS PRODUCTS--(Continued)
     11,415         LAFARGE CORP ........................             $      315
     10,100         LIBBEY, INC .........................                    290
     20,600         OWENS CORNING CO ....................                    398
     54,100       * OWENS ILLINOIS, INC .................                  1,356
        900         PUERTO RICAN CEMENT CO, INC .........                     31
     14,192         SOUTHDOWN, INC ......................                    733
     18,300         USG CORP ............................                    862
                                                                      ----------
                                                                          15,938
                                                                      ----------

  TEXTILE MILL PRODUCTS--0.06%
     22,984       * ALBANY INTERNATIONAL
                      CORP (CLASS A) NEW ................                    356
     29,800       * BURLINGTON INDUSTRIES, INC ..........                    119
     16,700         COLLINS & AIKMAN CORP ...............                     96
     26,800       * CONE MILLS CORP .....................                    121
      2,800         GUILFORD MILLS, INC .................                     20
     20,200         INTERFACE, INC (CLASS A) ............                    116
     15,400       * MOHAWK INDUSTRIES, INC ..............                    406
      4,700         POLYMER GROUP, INC ..................                     86
     10,300         RUSSELL CORP ........................                    173
     40,800         SHAW INDUSTRIES, INC ................                    630
      6,200         SPRING INDUSTRIES, INC ..............                    248
     19,300       * UNIFI, INC ..........................                    238
     17,200         WESTPOINT STEVENS, INC ..............                    301
                                                                      ----------
                                                                           2,910
                                                                      ----------

  TOBACCO PRODUCTS--0.45%
     11,300       * GENERAL CIGAR HOLDINGS, INC (CLASS A)                     94
    835,304         PHILIP MORRIS COS, INC ..............                 19,369
    103,261         RJR REYNOLDS TOBACCO HOLDINGS, INC ..                  1,820
     54,700         UST, INC ............................                  1,378
                                                                      ----------
                                                                          22,661
                                                                      ----------

  TRANSPORTATION BY AIR--0.38%
     29,100         AIRBORNE FREIGHT CORP ...............                    640
        200       * AIRNET SYSTEMS, INC .................                      1
     19,000       * AIRTRAN HOLDINGS, INC ...............                     86
     12,100       * ALASKA AIR GROUP, INC ...............                    425
     15,600       * AMERICA WEST HOLDINGS CORP (CLASS B)                     324
     54,111       * AMR CORP ............................                  3,625
      2,000       * AMTRAN, INC .........................                     39
      5,100       * ATLANTIC COAST AIRLINES HOLDINGS ....                    121
      3,750       * ATLAS AIR, INC ......................                    103
      3,047       * AVIALL, INC .........................                     25
     19,300       * CONTINENTAL AIRLINES, INC (CLASS B) .                    856
     48,958         DELTA AIRLINES, INC .................                  2,439
    104,400       * FDX CORP ............................                  4,274
      3,100       * FRONTIER AIRLINES, INC ..............                     35
      5,600       * KITTY HAWK, INC .....................                     39
      9,200       * MESA AIR GROUP, INC .................                     44
      9,800       * MESABA HOLDINGS, INC ................                    112
      8,121       * MIDWEST EXPRESS HOLDINGS, INC .......                    259
     12,600       * NORTHWEST AIRLINES CORP (CLASS A) ...                    280
     10,700       * OFFSHORE LOGISTICS, INC .............                    100
     24,500         OGDEN CORP ..........................                    292
      6,800         PITTSTON BAX GROUP ..................                     72
      6,400         SKYWEST, INC ........................                    179
    173,589         SOUTHWEST AIRLINES CO ...............                  2,810
     13,600       * TRANS WORLD AIRLINES, INC ...........                     38
     28,614       * U.S. AIRWAYS GROUP, INC .............                    917
      8,135       * UAL CORP ............................                    631
                                                                      ----------
                                                                          18,766
                                                                      ----------

  TRANSPORTATION EQUIPMENT--2.45%
      2,900       * ABC RAIL PRODUCTS CORP ..............                     24
      4,100       * AFTERMARKET TECHNOLOGY CORP .........                     49
     17,200         ARCTIC CAT, INC .....................                    172
     16,700         ARVIN INDUSTRIES, INC ...............                    474
     28,399         AUTOLIV, INC ........................                    831
      7,000       * BE AEROSPACE, INC ...................                     59
    344,652         BOEING CO ...........................                 14,325
     11,261         BORG-WARNER AUTOMOTIVE, INC .........                    456
      5,900      x* BREED TECHNOLOGIES, INC .............                      1
      5,400         CLARCOR, INC ........................                     97
      9,400         COACHMEN INDUSTRIES, INC ............                    142
      2,400         COMMERCIAL INTERTECH CORP ...........                     31
     12,400         CORDANT TECHNOLOGIES, INC ...........                    409
     56,318         DANA CORP ...........................                  1,686
     33,060         DANAHER CORP ........................                  1,595
      4,000       * DELCO REMY INTERNATIONAL,
                      INC (CLASS A) .....................                     33
    192,710         DELPHI AUTOMOTIVE SYSTEMS CORP ......                  3,035
      1,300       * DUCOMMUN, INC .......................                     14
     25,800         EATON CORP ..........................                  1,874
     22,900         FEDERAL SIGNAL CORP .................                    368
     24,900         FEDERAL-MOGUL CORP ..................                    501
     11,200         FLEETWOOD ENTERPRISES, INC ..........                    231
    411,642         FORD MOTOR CO .......................                 21,997
      9,800         GENCORP, INC ........................                     97
     56,100         GENERAL DYNAMICS CORP ...............                  2,959
    231,800         GENERAL MOTORS CORP .................                 16,849
     37,200       * GENERAL MOTORS CORP (CLASS H) .......                  3,571
      3,361         GENTEK, INC .........................                     35
     27,600       * GENTEX CORP .........................                    766
     34,368         GOODRICH (B.F.) CO ..................                    945
     54,500         HARLEY DAVIDSON, INC ................                  3,491
      9,260       * HAYES LEMMERZ INTERNATIONAL, INC ....                    161
      1,200         HEICO CORP ..........................                     26
    294,356         HONEYWELL INTERNATIONAL, INC ........                 16,981
      8,720       * HOWMET INTERNATIONAL, INC ...........                    158
     32,200         ITT INDUSTRIES, INC .................                  1,077
      3,500         KAMAN CORP (CLASS A) ................                     45
      6,200       * KELLSTROM INDUSTRIES, INC ...........                     57
        700       * KROLL O GARA CO .....................                     12
    116,570         LOCKHEED MARTIN CORP ................                  2,550
     14,500         MASCOTECH, INC ......................                    184
     33,233         MERITOR AUTOMOTIVE, INC .............                    644
      7,400       * MILLER INDUSTRIES, INC ..............                     21
      7,500         MODINE MANUFACTURING CO .............                    188
     10,800       * MONACO COACH CORP ...................                    276
      2,500       * NATIONAL R.V. HOLDINGS, INC .........                     48
     21,200       * NAVISTAR INTERNATIONAL CORP .........                  1,004
     11,406         NEWPORT NEWS SHIPBUILDING, INC ......                    314
     22,740         NORTHROP GRUMMAN CORP ...............                  1,229
      7,700       * OEA, INC ............................                     38
     12,000       * ORBITAL SCIENCES CORP ...............                    223
        500         OSHKOSH TRUCK CORP ..................                     15
     22,600         PACCAR, INC .........................                  1,001
      9,900         POLARIS INDUSTRIES, INC .............                    359
     10,600         REGAL-BELOIT CORP ...................                    219
      1,263       * SEQUA CORP (CLASS A) ................                     68
      8,850         SMITH (A.O.) CORP ...................                    194
     10,287       * SPX CORP ............................                    831
        500         STANDARD MOTOR PRODUCTS,
                      INC (CLASS A) .....................                      8
      4,400       * STONERIDGE, INC .....................                     68
     11,600         SUPERIOR INDUSTRIES
                      INTERNATIONAL, INC ................                    311
     43,372         TEXTRON, INC ........................                  3,326
     17,475         TRANSPRO, INC .......................                    112
     11,900         TRINITY INDUSTRIES, INC .............                    338
      3,187       * TRIUMPH GROUP, INC ..................                     77
     34,100         TRW, INC ............................                  1,771
    166,674         UNITED TECHNOLOGIES CORP ............                 10,808
      5,400         WABASH NATIONAL CORP ................                     81
     11,554         WESTINGHOUSE AIR BRAKE CO ...........                    205
      2,300         WINNEBAGO INDUSTRIES, INC ...........                     46
                                                                      ----------
                                                                         122,191
                                                                      ----------


                        SEE NOTES TO FINANCIAL STATEMENTS

                                                    1999 CREF Annual Report o 51

       STATEMENT OF INVESTMENTS - Equity Index Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------


  SHARES                                                             VALUE (000)
-----------                                                          -----------

  TRANSPORTATION SERVICES--0.08%
     26,050         AIR EXPRESS INTERNATIONAL CORP ......             $      842
      9,600         C.H. ROBINSON WORLDWIDE, INC ........                    382
        300       * CHEAP TICKETS, INC ..................                      4
      3,800         CIRCLE INTERNATIONAL GROUP, INC .....                     85
      4,350       * EAGLE U.S.A. AIRFREIGHT, INC ........                    188
     18,600         EXPEDITORS INTERNATIONAL
                       OF WASHINGTON ....................                    815
      7,600       * FRITZ COS, INC ......................                     80
     21,500         GALILEO INTERNATIONAL, INC ..........                    644
     23,000         GATX CORP ...........................                    776
      2,452       * NAVIGANT INTERNATIONAL, INC .........                     29
      1,000       * TRAVEL SERVICES INTERNATIONAL, INC ..                      9
        700       * U.S. EXPRESS
                      ENTERPRISES, INC (CLASS A) ........                      5
                                                                      ----------
                                                                           3,859
                                                                      ----------

  TRUCKING AND WAREHOUSING--0.07%
     13,300       * AMERICAN FREIGHTWAYS CORP ...........                    215
      6,500         ARNOLD INDUSTRIES, INC ..............                     91
     12,227         CNF TRANSPORTATION, INC .............                    422
     10,950       * CONSOLIDATED FREIGHTWAYS CORP .......                     87
      5,300       * COVENANT TRANSPORT, INC (CLASS A) ...                     92
      4,300       * HEARTLAND EXPRESS, INC ..............                     68
      6,200         HUNT (J.B.) TRANSPORT SERVICES, INC .                     86
      6,400       * IRON MOUNTAIN, INC ..................                    252
     10,000       * LANDSTAR SYSTEM, INC ................                    428
      6,200       * M.S. CARRIERS, INC ..................                    148
        700       * PIERCE LEAHY CORP ...................                     30
      6,400         ROADWAY EXPRESS, INC ................                    138
     21,375       * SWIFT TRANSPORTATION CO, INC ........                    377
     12,300         USFREIGHTWAYS CORP ..................                    589
     16,875         WERNER ENTERPRISES, INC .............                    237
     17,400       * YELLOW CORP .........................                    293
                                                                      ----------
                                                                           3,553
                                                                      ----------

  WATER TRANSPORTATION--0.04%
     34,000         ALEXANDER & BALDWIN, INC ............                    776
      3,400       * GULFMARK OFFSHORE, INC ..............                     50
     13,000         HVIDEMARINE, INC (CLASS A) ..........                      0
      8,800       * KIRBY CORP ..........................                    180
      2,270       * MARINE TRANSPORT CORP ...............                      6
     22,700       * OMI CORP (NEW) ......................                     47
      6,700         OVERSEAS SHIPHOLDING GROUP, INC .....                     99
      4,900       * SEACOR SMIT, INC ....................                    254
     17,127         TIDEWATER, INC ......................                    617
      9,000       * TRICO MARINE SERVICES, INC ..........                     64
                                                                      ----------
                                                                           2,093
                                                                      ----------

  WHOLESALE TRADE-DURABLE GOODS--0.26%
     12,450         AAR CORP ............................                    223
      5,300       * ACTION PERFORMANCE COS, INC .........                     61
      2,800       * ANICOM, INC .........................                     12
      9,300       * ANIXTER INTERNATIONAL, INC ..........                    192
     10,330         APPLIED INDUSTRIAL TECHNOLOGIES, INC                     172
     35,171       * ARROW ELECTRONICS, INC ..............                    892
      5,700       * AURA SYSTEMS, INC ...................                      2
      4,500       * AVIATION SALES CO ...................                     74
     16,908         AVNET, INC ..........................                  1,023
     19,500       * BOYDS COLLECTION LTD ................                    135
      8,500         BRIGGS & STRATTON CORP ..............                    456
     24,000       * BRIGHTPOINT, INC ....................                    315
     17,800       * CELLSTAR CORP .......................                    176
     11,100       * CHS ELECTRONICS, INC ................                     12
     11,900         COMMERCIAL METALS CO ................                    404
     18,600       * COMPUCOM SYSTEMS, INC ...............                     77
      2,800       * DURA AUTOMOTIVE SYSTEMS, INC ........                     49
      5,400       * FAIRCHILD CORP (CLASS A) ............                     49
     10,100       * FISHER SCIENTIFIC INTERNATIONAL, INC                     365
     58,996         GENUINE PARTS CO ....................                  1,464
     24,883         GRAINGER (W.W.), INC ................                  1,190
     21,050       * HA-LO INDUSTRIES, INC ...............                    158
      9,400       * HANDLEMAN CO ........................                    126
      7,100         HUGHES SUPPLY, INC ..................                    153
      4,427       * HUTTIG BUILDING PRODUCTS, INC .......                     22
     49,400         IKON OFFICE SOLUTIONS, INC ..........                    337
     23,200       * INGRAM MICRO, INC (CLASS A) .........                    305
     10,500       * KENT ELECTRONICS CORP ...............                    239
      2,500       * KEYSTONE AUTOMOTIVE INDUSTRIES, INC .                     15
     29,200       * LANIER WORLDWIDE, INC ...............                    113
     23,700       * MERISEL, INC ........................                     31
      7,300       * MICROAGE, INC .......................                     26
     16,100       * MSC INDUSTRIAL DIRECT CO (CLASS A) ..                    213
     14,800       * NATIONAL-OILWELL, INC ...............                    232
      7,000       * NAVARRE CORP ........................                     40
     11,100         OWENS & MINOR, INC ..................                     99
     11,050       * PATTERSON DENTAL CO .................                    471
     13,650         PIONEER-STANDARD ELECTRONICS, INC ...                    197
      1,200       * POMEROY COMPUTER RESOURCES, INC .....                     16
      1,392         PREMIER FARNELL PLC ADR .............                     19
     24,725       * PSS WORLD MEDICAL, INC ..............                    233
      3,600         RELIANCE STEEL & ALUMINUM CO ........                     84
     11,100       * SAFEGUARD SCIENTIFICS, INC ..........                  1,799
      3,200       * SCP POOL CORP .......................                     83
     13,500       * TBC CORP ............................                     84
     18,600       * TECH DATA CORP ......................                    505
      4,738         WATSCO, INC .........................                     55
      9,200       * WESCO INTERNATIONAL, INC ............                     82
      3,300       * WILMAR INDUSTRIES, INC ..............                     57
                                                                      ----------
                                                                          13,137
                                                                      ----------

  WHOLESALE TRADE-NONDURABLE GOODS--0.53%
     20,300       * AIRGAS, INC .........................                    193
     17,900       * AMERISOURCE HEALTH CORP (CLASS A) ...                    272
     34,000       * AVATEX CORP (CLASS A) ...............                     47
     13,700       * BARNETT RESOURCES CORP ..............                    403
     47,234         BERGEN BRUNSWIG CORP (CLASS A) ......                    393
      5,528         BINDLEY WESTERN INDUSTRIES, INC .....                     83
      3,216       * BOISE CASCADE OFFICE PRODUCTS CORP ..                     48
     99,961         CARDINAL HEALTH, INC ................                  4,786
      9,939       * CENTRAL GARDEN & PET CO .............                    103
      2,600         CHEMED CORP .........................                     74
      2,900       * DAISYTEK INTERNATIONAL CORP .........                     68
     41,700         DIMON, INC ..........................                    136
    233,440         ENRON CORP ..........................                 10,359
      4,100         HERBALIFE INTERNATIONAL, INC
                      (CLASS A) .........................                     59
      2,000         HERBALIFE INTERNATIONAL, INC
                      (CLASS B) .........................                     27
      3,000         INTERNATIONAL MULTIFOODS CORP .......                     40
    103,157         MCKESSON HBOC, INC ..................                  2,327
      5,100       * NCS HEALTHCARE, INC (CLASS A) .......                     12
     14,700       * NU SKIN ENTERPRISES, INC (CLASS A) ..                    133
      2,500       * PERFORMANCE FOOD GROUP CO ...........                     61
      4,700       * PLAINS RESOURCES, INC ...............                     59
      2,785       * PRIORITY HEALTHCARE CORP (CLASS A) ..                     81
      3,900       * PRIORITY HEALTHCARE CORP (CLASS B) ..                    113
      3,725       * SCHOOL SPECIALTY, INC ...............                     56
     10,600       * SCIOS, INC ..........................                     44
      2,200       * SMART & FINAL, INC ..................                     16
     51,483         SUPERVALU, INC ......................                  1,030
      1,500       * SYNCOR INTERNATIONAL CORP ...........                     44
    115,876         SYSCO CORP ..........................                  4,584
     21,000         TERRA INDUSTRIES, INC ...............                     34
      1,800       * U.S.A. FLORAL PRODUCTS, INC .........                      4
     15,100       * UNITED STATIONERS, INC ..............                    431
     11,200         UNIVERSAL CORP ......................                    256
      4,600         VALHI, INC ..........................                     48
        400         WEIDER NUTRITION INTERNATIONAL, INC .                      1
                                                                      ----------
                                                                          26,425
                                                                      ----------
                    TOTAL COMMON STOCK
                      (Cost 3,148,942)                                 4,832,682
                                                                      ----------


                        SEE NOTES TO FINANCIAL STATEMENTS

52 o 1999 CREF Annual Report

       STATEMENT OF INVESTMENTS - Equity Index Account - DECEMBER 31, 1999
--------------------------------------------------------------------------------


 PRINCIPAL                                                           VALUE (000)
-----------                                                          -----------

SHORT TERM INVESTMENTS--2.70%
  U.S. GOVERNMENT AND AGENCIES--2.70%
                  FEDERAL HOME LOAN BANK (FHLB)
$16,875,000         5.750%, 01/12/00 ....................             $   16,847
 19,474,000       o 5.740%, 01/21/00 ....................                 19,417
                  FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)
 15,750,000       o 5.600%, 01/11/00 ....................                 15,726
 20,000,000       o 5.590%, 01/13/00 ....................                 19,964
 10,792,000       o 5.600%, 01/20/00 ....................                 10,762
 30,750,000       o 5.730%, 01/31/00 ....................                 30,609
 19,300,000       o 5.630%, 02/18/00 ....................                  9,157
  2,100,000         5.550%, 03/16/00 ....................                  2,075
                                                                      ----------
                                                                         134,557
                                                                      ----------
                    TOTAL SHORT TERM INVESTMENTS
                      (Cost $134,540)                                    134,557
                                                                      ----------
                    TOTAL PORTFOLIO
                      (Cost $3,283,946)                               $4,967,722
                                                                      ==========


----------
*    Non-income producing

x    In bankruptcy

o All or a portion of these securities have been segregated by the Custodian to cover margin or other requirements on open futures contracts.

# Restricted Securities-Investment in securities not registered under the Securities Act of 1933 or not publicly traded on foreign markets. At December 31, 1999, the value of these securities amounted to $1,637 or 0.00% of net assets.

Additional information on each restricted security is as follows:

                                            ACQUISITION        ACQUISITION
SECURITY                                        DATE               COST
--------                                    -----------        -----------
PHYSICIAN COMPUTER NETWORK, INC              01/22/96           $  75,341
PROCURENET, INC                              04/19/99                 973
                                                                ---------
                                                                $  76,314
                                                                =========


                        SEE NOTES TO FINANCIAL STATEMENTS

                                                    1999 CREF Annual Report o 53

Report of Management Responsibility


     To the Participants of College Retirement Equities Fund:

     The accompanying financial statements of the Money Market, Inflation-Linked Bond, Bond Market, Social Choice and Equity Index Accounts of College Retirement Equities Fund ("CREF") are the responsibility of management. They have been prepared in accordance with accounting principles generally accepted in the United States and have been presented fairly and objectively in accordance with such principles.

     CREF has established and maintains a strong system of internal controls designed to provide reasonable assurance that assets are properly safeguarded and transactions are properly executed in accordance with management's authorization, and to carry out the ongoing responsibilities of management for reliable financial statements. In addition, CREF's internal audit personnel provide a continuing review of the internal controls and operations of the Accounts, and the internal Auditor regularly reports to the Audit Committee of the CREF Board of Trustees.

     The accompanying financial statements have been audited by the independent auditing firm of Ernst & Young LLP. The independent auditors' report, which appears below, expresses an independent opinion on the fairness of presentation of these financial statements.

     The Audit Committee of the CREF Board of Trustees, consisting of trustees who are not officers of CREF, meets regularly with management, representatives of Ernst & Young LLP and internal audit personnel to review matters relating to financial reporting, internal controls, and auditing. In addition to the annual audit of the financial statements of all the CREF Accounts by the independent auditing firm, the New York State Insurance Department, other state insurance departments and the Securities and Exchange Commission perform periodic examinations of the CREF Accounts' operations.


     /s/ John H. Biggs                       /s/ Richard L. Gibbs

     Chairman, President and                 Executive Vice President and
     Chief Executive Officer                 Principal Accounting Officer

--------------------------------------------------------------------------------

Report of Independent Auditors

     To the Participants and Board of Trustees of College Retirement Equities
     Fund:

     We have audited the accompanying statements of assets and liabilities, including the statements of investments, of the Money Market, Inflation-Linked Bond, Bond Market, Social Choice and Equity Index Accounts (five of the Accounts constituting the College Retirement Equities Fund ("CREF")) as of December 31, 1999, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of CREF's management. Our responsibility is to express an opinion on these financial statements based on our audits. The condensed financial information for the year ended December 31, 1996 and the periods prior thereto were audited by other auditors, whose report dated February 6, 1997 expressed an unqualified opinion on such condensed financial information.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Money Market, Inflation-Linked Bond, Bond Market, Social Choice and Equity Index Accounts of CREF at December 31, 1999, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                             /s/ Ernst & Young LLP


   New York, New York
   February 4, 2000


54 o 1999 CREF Annual Report

Statements of Assets and Liabilities

------------------------------------------------------------------------------------------------------------------------------------
December 31, 1999                                                         Inflation-
(amounts in thousands,                                   Money Market       Linked        Bond Market    Social Choice  Equity Index
except per accumulation unit amounts)                       Account       Bond Account      Account         Account        Account
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Portfolio investments, at cost                            $ 7,034,820     $   144,387     $ 3,519,980     $ 3,174,585    $ 3,283,946
Net unrealized appreciation (depreciation)
    of portfolio investments                                   (1,353)         (5,377)        (72,059)      1,242,316      1,683,776
                                                          -----------     -----------     -----------     -----------    -----------
Portfolio investments, at value                             7,033,467         139,010       3,447,921       4,416,901      4,967,722
Cash                                                            1,008              32           1,062             397            483
Dividends and interest receivable                              19,031           1,991          35,240          20,320          4,601
Receivable from securities transactions                            --              --          20,477              --         10,157
Amounts due from TIAA                                              --              --              --             514          1,074
Other                                                           1,118              47             292             763            677
                                                          -----------     -----------     -----------     -----------    -----------
   TOTAL ASSETS                                             7,054,624         141,080       3,504,992       4,438,895      4,984,714
                                                          -----------     -----------     -----------     -----------    -----------
LIABILITIES
Payable for securities transactions                                --              --         599,596         311,934             12
Amounts due to TIAA                                             2,381              10             114              --             --
                                                          -----------     -----------     -----------     -----------    -----------
   TOTAL LIABILITES                                             2,381              10         599,710         311,934             12
                                                          -----------     -----------     -----------     -----------    -----------
NET ASSETS
Accumulation Fund                                           6,834,473         131,283       2,843,426       3,968,471      4,823,999
Annuity Fund                                                  217,770           9,787          61,856         158,490        160,703
                                                          -----------     -----------     -----------     -----------    -----------
   TOTAL NET ASSETS                                       $ 7,052,243     $   141,070     $ 2,905,282     $ 4,126,961    $ 4,984,702
                                                          ===========     ===========     ===========     ===========    ===========

THOUSANDS OF ACCUMULATION
   UNITS OUTSTANDING--NOTES 5 AND 6                           354,754           4,757          54,918          41,355         57,249
                                                          ===========     ===========     ===========     ===========    ===========

NET ASSET VALUE, PER ACCUMULATION UNIT--NOTE 5            $     19.27     $     27.60     $     51.78     $     95.96    $     84.26
                                                          ===========     ===========     ===========     ===========    ===========

See Notes to Financial Statements
------------------------------------------------------------------------------------------------------------------------------------

Statements of Operations

------------------------------------------------------------------------------------------------------------------------------------
                                                                          Inflation-
December 31, 1999                                        Money Market       Linked        Bond Market    Social Choice  Equity Index
(amounts in thousands)                                      Account       Bond Account      Account         Account        Account
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Income:
   Interest                                               $   333,723     $     8,927     $   192,985     $    92,121    $     3,094
   Dividends                                                       --              --             160          28,034         53,594
                                                          -----------     -----------     -----------     -----------    -----------
   TOTAL INCOME                                               333,723           8,927         193,145         120,155         56,688
                                                          -----------     -----------     -----------     -----------    -----------

Expenses--Note 3:
   Investment                                                   4,111             173           2,559           3,287          2,748
   Operating                                                   15,171             338           7,188           8,847          9,853
                                                          -----------     -----------     -----------     -----------    -----------
   TOTAL EXPENSES                                              19,282             511           9,747          12,134         12,601
                                                          -----------     -----------     -----------     -----------    -----------
INVESTMENT INCOME--NET                                        314,441           8,416         183,398         108,021         44,087
                                                          -----------     -----------     -----------     -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
   TOTAL INVESTMENTS--NOTE 4
Net realized gain (loss) on:
   Portfolio investments                                          (66)         (1,115)       (128,310)         48,121         75,975
   Futures transactions                                            --              --              --              --          2,169
                                                          -----------     -----------     -----------     -----------    -----------
   NET REALIZED GAIN (LOSS)                                       (66)         (1,115)       (128,310)         48,121         78,144
                                                          -----------     -----------     -----------     -----------    -----------

Net change in unrealized appreciation (depreciation) on:
   Portfolio investments                                       (1,516)         (4,303)        (90,945)        232,654        694,517
   Futures transactions                                            --              --              --              --          2,833
                                                          -----------     -----------     -----------     -----------    -----------
   NET CHANGE IN UNREALIZED
       APPRECIATION (DEPRECIATION)                             (1,516)         (4,303)        (90,945)        232,654        697,350
                                                          -----------     -----------     -----------     -----------    -----------
   NET REALIZED AND UNREALIZED GAIN (LOSS)
       ON TOTAL INVESTMENTS                                    (1,582)         (5,418)       (219,255)        280,775        775,494
                                                          -----------     -----------     -----------     -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                              $   312,859     $     2,998     $   (35,857)    $   388,796    $   819,581
                                                          ===========     ===========     ===========     ===========    ===========


SEE NOTES TO FINANCIAL STATEMENTS

                                                    1999 CREF Annual Report o 55

Statements of Changes in Net Assets

----------------------------------------------------------------------------------------------------------------------------
Years ended December 31                      Money Market             Inflation-Linked Bond               Bond Market
(amounts in thousands)                          Account                      Account                        Account
----------------------------------------------------------------------------------------------------------------------------
                                             1999           1998           1999           1998           1999           1998
                                      -----------    -----------    -----------    -----------    -----------    -----------
FROM OPERATIONS
Investment income--net                $   314,441    $   263,083    $     8,416    $     5,233    $   183,398    $   131,383
Net realized gain (loss) on
  total investments                           (66)           (67)        (1,115)           (82)      (128,310)        45,281
Net change in unrealized
  -appreciation (depreciation)
  on total investments                     (1,516)         1,203         (4,303)        (1,275)       (90,945)        (1,665)
                                      -----------    -----------    -----------    -----------    -----------    -----------

   NET INCREASE (DECREASE)
     -IN NET ASSETS
     RESULTING FROM
     OPERATIONS                           312,859        264,219          2,998          3,876        (35,857)       174,999
                                      -----------    -----------    -----------    -----------    -----------    -----------
FROM PARTICIPANT
  TRANSACTIONS
Premiums                                  543,321        433,743         18,319         10,543        244,985        217,168
                                      -----------    -----------    -----------    -----------    -----------    -----------
Disbursements and transfers:
   Seed money withdrawn                        --             --         54,990             --             --             --
   Net transfers to
     (from) TIAA                          122,638         76,723            225           (549)        49,715        (27,940)
   Net transfers to
     (from) other
     CREF Accounts                       (912,804)    (1,466,151)       (37,581)       (33,075)       199,767     (1,165,693)
   Annuity payments                        40,863         29,286            786            313         12,322          7,318
   Withdrawals
     and death benefits                   469,305        343,495          3,651          1,486         97,945         62,944
                                      -----------    -----------    -----------    -----------    -----------    -----------

   TOTAL DISBURSEMENTS
     AND TRANSFERS, NET                  (279,998)    (1,016,647)        22,071        (31,825)       359,749     (1,123,371)
                                      -----------    -----------    -----------    -----------    -----------    -----------
   NET INCREASE (DECREASE) IN
     -NET ASSETS RESULTING
     FROM PARTICIPANT  TRANSACTIONS       823,319      1,450,390         (3,752)        42,368       (114,764)     1,340,539
                                      -----------    -----------    -----------    -----------    -----------    -----------
   -NET INCREASE (DECREASE)
     IN NET ASSETS                      1,136,178      1,714,609           (754)        46,244       (150,621)     1,515,538
NET ASSETS
   Beginning of year                    5,916,065      4,201,456        141,824         95,580      3,055,903      1,540,365
                                      -----------    -----------    -----------    -----------    -----------    -----------

   End of year                        $ 7,052,243    $ 5,916,065    $   141,070    $   141,824    $ 2,905,282    $ 3,055,903
                                      ===========    ===========    ===========    ===========    ===========    ===========

----------------------------------------------------------------------------------------------
Years ended December 31                      Social Choice                 Equity Index
(amounts in thousands)                          Account                       Account
----------------------------------------------------------------------------------------------

                                             1999           1998           1999           1998
                                      -----------    -----------    -----------    -----------
FROM OPERATIONS
Investment income--net                $   108,021    $    84,650    $    44,087    $    33,751
Net realized gain (loss) on
  total investments                        48,121         57,952         78,144         28,429
Net change in unrealized
  -appreciation (depreciation)
  on total investments                    232,654        340,114        697,350        520,266
                                      -----------    -----------    -----------    -----------

   NET INCREASE (DECREASE)
     -IN NET ASSETS
     RESULTING FROM
     OPERATIONS                           388,796        482,716        819,581        582,446
                                      -----------    -----------    -----------    -----------
FROM PARTICIPANT
  TRANSACTIONS
Premiums                                  425,340        354,892        564,292        447,088
                                      -----------    -----------    -----------    -----------
Disbursements and transfers:
   Seed money withdrawn                        --             --             --             --
   Net transfers to
     (from) TIAA                           (2,162)          (222)       (51,726)       (36,240)
   Net transfers to
     (from) other
     CREF Accounts                        (54,777)      (245,594)      (206,151)      (404,520)
   Annuity payments                        15,279         10,469         15,675          9,740
   Withdrawals
     and death benefits                    71,842         47,936         93,355         51,278
                                      -----------    -----------    -----------    -----------

   TOTAL DISBURSEMENTS
     AND TRANSFERS, NET                    30,182       (187,411)      (148,847)      (379,742)
                                      -----------    -----------    -----------    -----------
   NET INCREASE (DECREASE) IN
     -NET ASSETS RESULTING
     FROM PARTICIPANT  TRANSACTIONS       395,158        542,303        713,139        826,830
                                      -----------    -----------    -----------    -----------
   -NET INCREASE (DECREASE)
     IN NET ASSETS                        783,954      1,025,019      1,532,720      1,409,276
NET ASSETS
   Beginning of year                    3,343,007      2,317,988      3,451,982      2,042,706
                                      -----------    -----------    -----------    -----------

   End of year                        $ 4,126,961    $ 3,343,007    $ 4,984,702    $ 3,451,982
                                      ===========    ===========    ===========    ===========

See Notes to Financial Statements
--------------------------------------------------------------------------------

Notes to Financial Statements

Note 1--Organization
--------------------------------------------------------------------------------

     College Retirement Equities Fund ("CREF") was formed to aid and strengthen nonprofit educational and research organizations by providing their employees with variable retirement benefits. CREF is registered with the Securities and Exchange Commission ("Commission") under the Investment Company Act of 1940 as an open-end, diversified management investment company. It consists of eight investment portfolios ("Accounts"). The accompanying financial statements are those of the Money Market, Inflation-Linked Bond, Bond Market, Social Choice and Equity Index Accounts. The three other investment portfolios of CREF, which are not included in these financial statements, include the Stock, Global Equities and Growth Accounts.

     CREF established the Inflation-Linked Bond Account on January 13, 1997 with a $50,000,000 investment by Teachers Insurance and Annuity Association of America ("TIAA"), a companion organization, and on May 1, 1997, began to offer Accumulation Units to participants other than TIAA. TIAA's Accumulation Units shared in the pro rata investment experience and were subject to the same valuation procedures and expense deductions as all other Accumulation Units in the Account. During 1999, all of TIAA's Accumulation Units in the Inflation-Linked Bond Account were withdrawn at prevailing net asset values.

     TIAA-CREF Investment Management, LLC ("Investment Management"), a subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment advisory services for the CREF Accounts pursuant to an Investment Management Services Agreement with CREF. TIAA-CREF Individual & Institutional Services, Inc. ("Services"), a subsidiary of TIAA, is registered with the Commission as a broker-dealer and is a member of the National Association of



56 o 1999 CREF Annual Report

--------------------------------------------------------------------------------


Note 1--Organization (continued)
--------------------------------------------------------------------------------

     Securities Dealers, Inc., provides administrative services for the CREF Accounts and performs distribution functions for CREF's certificates pursuant to a Principal Underwriting and Administrative Services Agreement with CREF. TIAA provides guarantees for the CREF Accounts for certain mortality and expense risks pursuant to an Immediate Annuity Purchase Rate Guarantee Agreement.


Note 2--Significant Accounting Policies
--------------------------------------------------------------------------------

     The preparation of financial statements may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Accounts, which are in conformity with accounting principles generally accepted in the United States.

VALUATION OF INVESTMENTS

     Securities listed or traded on any United States national securities exchange are valued at the last sale price as of the close of the principal securities exchange on which such securities are traded or, if there is no sale, at the mean of the last bid and asked prices on such exchange. Securities traded only in the over-the-counter market and quoted in the NASDAQ National Market System are valued at the last sale price, or at the mean of the last bid and asked prices if no sale is reported. All other over-the-counter securities are valued at the mean of the last bid and asked prices, except for bonds which are valued at the most recent bid price or the equivalent quoted yield of such bonds. Short-term money market instruments are stated at market value or amortized cost, which approximates market value. Foreign investments are valued at the closing price in the principal market where they are traded; local currencies are converted into U.S. dollars as described below under Foreign Currency Transactions and Translation. Stock index futures and options which are traded on commodities exchanges are valued at the last sale price as of the close of such commodities exchanges. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Finance Committee of the Board of Trustees and in accordance with the responsibilities of the Board as a whole.

ACCOUNTING FOR INVESTMENTS

     Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Interest income is recorded as earned and, for short-term money market instruments, includes accrual of discount and amortization of premium. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon as the Accounts are informed of the ex-dividend date. Realized gains and losses on securities transactions are accounted for on the average cost basis.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION

     The records of the Accounts are maintained in U.S. dollars. Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

FORWARD FOREIGN CURRENCY CONTRACTS

     The Accounts may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are "marked-to-market" at the end of each day's trading. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon maturity or if the counterparties do not perform in accordance with contractual provisions.

SECURITIES LENDING

     The Accounts may lend portfolio securities to qualified institutions. Such loans are secured by collateral at least equal to 102% of the market value of the securities loaned for United States securities and 105% of the market value of securities loaned for foreign securities. The Accounts continue to receive income on the securities loaned and receive additional income from the lending transaction. Additionally, any change in the market value of the securities loaned is recognized by the Accounts. Although each transaction is fully collateralized, the Accounts would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

COVERED CALL OPTIONS WRITTEN

     The Accounts may write (sell) covered call options to provide protection against adverse movements in the price of securities in the portfolio. When an option is written, an amount equal to the premium received is recorded as a liability; the liability is adjusted on a daily basis to the current market price of the option written and an unrealized gain or loss is recorded. Premiums received from writing options which expire unexercised are recognized as realized gains from option transactions on the expiration date. Premiums received from writing options which are exercised are added to the proceeds from the sale of the underlying securities in recognizing the net realized gain or loss on portfolio investments. In writing options, it is assumed that the option may be exercised at any time prior to the expiration of an Account's obligation as a writer, and that in such circumstances the net proceeds of the sale of the underlying securities pursuant to the call option may be below the prevailing market value.



                                                    1999 CREF Annual Report o 57

--------------------------------------------------------------------------------


Note 1--Significant Accounting Policies (continued)
--------------------------------------------------------------------------------

FUTURES CONTRACTS

     The Accounts may use futures contracts to manage exposure to the stock market or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument, while selling futures contracts tends to decrease exposure to the underlying instrument or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. The underlying face amount at value of any open futures contracts at the end of the period reflects exposure to the underlying instrument. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions.

SECURITIES PURCHASED ON A WHEN-ISSUED OR  DELAYED DELIVERY BASIS

     The Accounts may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Accounts to the risk that the transaction may not be consummated.

RESTRICTED SECURITIES

     Restricted securities held by the Accounts may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

FEDERAL INCOME TAXES

     CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("Code"), not as a regulated investment company under Subchapter M of the Code. CREF should incur no material federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF's Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible.


Note 3--Management Agreements
--------------------------------------------------------------------------------

     Services necessary for the operation of the CREF Accounts are provided, at cost, by Investment Management and Services. Such services are provided in accordance with an Investment Management Services Agreement between CREF and Investment Management, and in accordance with a Principal Underwriting and Administrative Services Agreement between CREF and Services (see Note
     1). Investment Management and Services receive management fee payments from the CREF Accounts on a daily basis according to formulas established each year with the objective of keeping the management fees as close as possible to each Account's actual expenses. Any differences between actual expenses and the management fees are adjusted quarterly.


Note 4--Investments
--------------------------------------------------------------------------------

     At December 31, 1999, net unrealized appreciation (depreciation) of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, were as follows:

--------------------------------------------------------------------------------
                                 Gross             Gross          Net Unrealized
                               Unrealized        Unrealized        Appreciation
                            Appreciation of   Depreciation of     (Depreciation)
                               Portfolio         Portfolio        of Portfolio
                              Investments       Investments        Investments
--------------------------------------------------------------------------------

Money Market Account        $       384,050   $     1,736,824   $    (1,352,774)
Inflation-Linked
    Bond Account                         35         5,377,079        (5,377,044)
Bond Market Account                 433,397        72,492,485       (72,059,088)
Social Choice Account         1,358,450,681       116,135,130     1,242,315,551
Equity Index Account          1,927,455,981       243,680,370     1,683,775,611


     At December 31, 1999 the Equity Index Account held 260 open futures contracts in the Standard & Poor's 500 Index, expiring in March 2000, with a value of $96,473,000 and an unrealized gain of $3,507,290.

     Purchases and sales of portfolio securities of unaffiliated issuers, other than short-term money market instruments, for the Inflation-Linked Bond, Bond Market, Social Choice, and the Equity Index Accounts for the year ended December 31, 1999, were as follows:

--------------------------------------------------------------------------------
                                        Inflation-Linked           Bond Market
                                          Bond Account                Account
--------------------------------------------------------------------------------
Purchases                               $    77,465,688          $19,406,207,923
Sales                                        73,422,033           19,295,926,720


--------------------------------------------------------------------------------
                                          Equity Index             Social Choice
                                             Account                  Account
--------------------------------------------------------------------------------
Purchases                                $  852,441,320           $8,103,772,175
Sales                                       201,088,181            7,613,825,797




58 o 1999 CREF Annual Report

Note 5--Condensed Financial Information
--------------------------------------------------------------------------------

     Selected condensed financial information for an Accumulation Unit of each Account is presented below.

----------------------------------------------------------------------------------------------------------
For the Years Ended
December 31,                        1999             1998            1997            1996             1995
----------------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNT

Per Accumulation
  Unit Data:
Investment income                  $.976            $.998           $.953           $.880            $.910
Expenses                            .057             .054            .046            .049             .048
                                 -------          -------         -------         -------          -------
Investment income--net              .919             .944            .907            .831             .862
Net realized and
  unrealized gain (loss)
  on total investments             (.005)            .005            .001           (.003)            .009
                                 -------          -------         -------         -------          -------

Net increase in
  Accumulation Unit Value           .914             .949            .908            .828             .871
Accumulation Unit Value:
  Beginning of year               18.351           17.402          16.494          15.666           14.795
                                 -------          -------         -------         -------          -------
  End of year                    $19.265          $18.351         $17.402         $16.494          $15.666
                                 =======          =======         =======         =======          =======
Total return                        4.98%            5.45%           5.51%           5.28%            5.88%

Ratios to Average
  Net Assets:
  Expenses                          0.30%            0.30%           0.27%           0.30%            0.32%
  Investment income--net            4.90%            5.27%           5.35%           5.16%            5.64%
Portfolio turnover rate              n/a              n/a             n/a             n/a              n/a
Thousands of Accumulation
  Units outstanding
  at end of year                 354,754          312,358         233,116         218,292          193,181


--------------------------------------------------------------------------------
                                                              January 13, 1997
For the Years Ended                                         (date established) to
December 31,                        1999             1998    December 31, 1997(1)
--------------------------------------------------------------------------------
INFLATION-LINKED BOND ACCOUNT

Per Accumulation
  Unit Data:
Investment income                $ 1.730          $ 1.256         $ 1.031
Expenses                            .099             .086            .067
                                 -------          -------         -------

Investment income--net             1.631            1.170            .964
Net realized and
  unrealized gain (loss)
  on total investments            (1.062)           (.260)           .154
                                 -------          -------         -------

Net increase in
  Accumulation Unit Value           .569             .910           1.118
Accumulation Unit Value:
  Beginning of period             27.028           26.118          25.000
                                 -------          -------         -------

  End of period                  $27.597          $27.028         $26.118
                                 =======          =======         =======

Total return                        2.10%            3.48%           4.47%

Ratios to Average
  Net Assets:
  Expenses                          0.36%            0.33%           0.25%
  Investment income--net            5.99%            4.50%           3.60%
Portfolio turnover rate            54.35%           40.98%          63.56%
Thousands of Accumulation
  Units outstanding
  at end of period                 4,757            5,112           3,626

(1) THE PERCENTAGES SHOWN FOR THIS PERIOR ARE NOT ANNUALIZED.



                                                    1999 CREF Annual Report o 59

Notes to Financial Statements (concluded)
--------------------------------------------------------------------------------

Note 5--Condensed Financial Information (continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
For the Years Ended
December 31,             1999        1998       1997        1996        1995
--------------------------------------------------------------------------------

BOND MARKET ACCOUNT

Per Accumulation
   Unit Data:
Investment income      $ 3.289     $ 3.156    $ 3.081    $ 3.039     $ 2.863
Expenses                  .166        .158       .134       .126        .123
                       -------     -------    -------    -------     -------
Investment
   income--net           3.123       2.998      2.947      2.913       2.740
Net realized and
   unrealized gain
   (loss) on total
   investments          (3.711)      1.150      1.266     (1.600)      3.722
                       -------     -------    -------    -------     -------
Net increase
   (decrease) in
   Accumulation
   Unit Value            (.588)      4.148      4.213      1.313       6.462
Accumulation
   Unit Value:
   Beginning
   of year              52.363      48.215     44.002     42.689      36.227
                       -------     -------    -------    -------     -------
   End of year         $51.775     $52.363    $48.215    $44.002     $42.689
                       =======     =======    =======    =======     =======

Total return             (1.12%)      8.60%      9.57%      3.08%      17.84%

Ratios to Average
   Net Assets:
   Expenses               0.32%       0.32%      0.29%      0.30%       0.31%
   Investment
   income--net            6.03%       5.98%      6.44%      6.86%       6.93%
Portfolio turnover
   rate                 656.58%     525.32%    398.77%    145.27%     185.11%
Thousands of
   Accumulation
   Units outstanding
   at end of year       54,918      57,481     31,654     22,611      19,522



--------------------------------------------------------------------------------
For the Years Ended
December 31,              1999       1998       1997       1996      1995
--------------------------------------------------------------------------------
SOCIAL CHOICE ACCOUNT

Per Accumulation
   Unit Data:
Investment income       $ 2.898    $ 2.679    $ 2.396    $ 2.068    $ 1.832
Expenses                   .293       .249       .193       .158       .144
                        -------    -------    -------    -------    -------
Investment
   income--net            2.605      2.430      2.203      1.910      1.688
Net realized and
   unrealized gain
   on total
   investments            6.752     11.159     12.223      5.968      9.863
                        -------    -------    -------    -------    -------
Net increase in
   Accumulation
   Unit Value             9.357     13.589     14.426      7.878     11.551
Accumulation
   Unit Value:
   Beginning
   of year               86.605     73.016     58.590     50.712     39.161
                        -------    -------    -------    -------    -------

   End of year          $95.962    $86.605    $73.016    $58.590    $50.712
                        =======    =======    =======    =======    =======

Total return              10.80%     18.61%     24.62%     15.53%     29.49%

Ratios to Average
   Net Assets:
   Expenses                0.32%      0.31%      0.30%      0.30%      0.32%
   Investment
   income--net             2.88%      3.07%      3.37%      3.58%      3.75%
Portfolio turnover
   rate                  206.44%    147.90%     91.87%     40.93%     52.65%
Thousands of
   Accumulation
   Units outstanding
   at end of year        41,355     37,211     30,554     25,841     22,196




60 o 1999 CREF Annual Report

Note 5--Condensed Financial Information (concluded)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
For the Years Ended
December 31,             1999       1998        1997        1996        1995
--------------------------------------------------------------------------------
EQUITY INDEX ACCOUNT

Per Accumulation
   Unit Data:
Investment income      $   1.012   $   .953    $   .826    $   .773    $   .755
Expenses                    .225       .190        .141        .106        .100
                       ---------   --------    --------    --------    --------

Investment
   income--net              .787       .763        .685        .667        .655

Net realized and
   unrealized gain
   on total
   investments            13.733     12.789      12.672       6.936       8.703
                       ---------   --------    --------    --------    --------

Net increase in
   Accumulation
   Unit Value             14.520     13.552      13.357       7.603       9.358
Accumulation
   Unit Value:
   Beginning
   of year                69.743     56.191      42.834      35.231      25.873
                       ---------   --------    --------    --------    --------

   End of year         $  84.263   $ 69.743    $ 56.191    $ 42.834    $ 35.231
                       =========   ========    ========    ========    ========

Total return               20.82%     24.12%      31.18%      21.58%      36.17%

Ratios to Average
   Net Assets:
   Expenses                 0.30%      0.31%       0.30%       0.30%       0.34%
   Investment
   income-net               1.05%      1.24%       1.47%       1.87%       2.22%
Portfolio turnover
   rate                     4.89%      3.98%       3.50%       7.85%       8.31%
Thousands of
   Accumulation
   Units outstanding
   at end of year         57,249     47,997      35,368      20,725      10,911

Note 6--Accumulation Units
--------------------------------------------------------------------------------

     Changes in the number of Accumulation Units outstanding were as follows:

--------------------------------------------------------------------------------
For the Years Ended
December 31,                                             1999           1998
--------------------------------------------------------------------------------
MONEY MARKET ACCOUNT
Accumulation Units:
   Credited  for  premiums                             28,892,854     20,309,464
   Credited  for  transfers, disbursements
      and amounts applied to the Annuity Fund          13,502,586     58,933,328
   Outstanding:
      Beginning of year                               312,358,316    233,115,524
                                                      -----------    -----------
      End of year                                     354,753,756    312,358,316
                                                      ===========    ===========

--------------------------------------------------------------------------------
For the Years Ended
December 31,                                                1999          1998
--------------------------------------------------------------------------------
INFLATION-LINKED BOND ACCOUNT

Accumulation Units:
   Credited for premiums                                   666,353       246,599
   Credited (cancelled) for transfers, disbursements
      and amounts applied to the Annuity Fund           (1,020,975)    1,239,193
   Outstanding:
      Beginning of year                                  5,111,827     3,626,035
                                                       -----------   -----------

      End of year                                        4,757,205     5,111,827
                                                       ===========   ===========

BOND MARKET ACCOUNT
Accumulation Units:
   Credited for premiums                                 4,733,126     3,510,276
   Credited (cancelled) for transfers, disbursements
      and amounts applied to the Annuity Fund           (7,295,377)   22,316,290
   Outstanding:
      Beginning of year                                 57,480,620    31,654,054
                                                       -----------   -----------

      End of year                                       54,918,369    57,480,620
                                                       ===========   ===========
SOCIAL CHOICE ACCOUNT
Accumulation Units:
   Credited for premiums                                 4,704,406     3,943,919
   Credited (cancelled) for transfers, disbursements
      and amounts applied to the Annuity Fund             (561,018)    2,713,496
   Outstanding:
      Beginning of year                                 37,211,305    30,553,890
                                                       -----------   -----------

      End of year                                       41,354,693    37,211,305
                                                       ===========   ===========

EQUITY INDEX ACCOUNT
Accumulation Units:
   Credited for premiums                                 7,530,295     5,725,242
   Credited for transfers, disbursements
      and amounts applied to the Annuity Fund            1,722,141     6,903,285
   Outstanding:
      Beginning of year                                 47,996,880    35,368,353
                                                       -----------   -----------

      End of year                                       57,249,316    47,996,880
                                                       ===========   ===========

Note 7--Line of Credit
--------------------------------------------------------------------------------

     The Inflation-Linked Bond, Social Choice, Equity Index, Stock, Global Equities and Growth Accounts share in a $2.5 billion unsecured revolving credit facility for temporary or emergency purposes, including, without limitation, the funding of participant redemptions that otherwise might require the untimely disposition of securities. TIAA-CREF Mutual Funds and TIAA-CREF Institutional Mutual Funds, both of which are managed by Teachers Advisors, Inc., an affiliate of Investment Management, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating Accounts and Funds. Interest associated with any borrowing under the facility will be charged to the borrowing Accounts or Funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. For the year ended December 31, 1999, there were no borrowings under this credit facility.

                                                    1999 CREF Annual Report o 61

Participant Voting Results

CREF'S ANNUAL MEETING WAS HELD ON NOVEMBER 9, 1999.
THE TRUSTEES ELECTED TO FOUR-YEAR TERMS AT THE ANNUAL MEETING WERE:


Nancy L. Jacob, 25,199,951,742.29 (97.9 percent) votes were cast in favor, and 531,984,375.18 (2.1 percent) votes were withheld. Martin L. Leibowitz, 25,225,549,559.38 (98.0 percent) votes were cast in favor, and 506,386,558.09
(2.0 percent) votes were withheld. Bevis Longstreth, 25,192,345,511.18 (97.9 percent) votes were cast in favor, and 539,590,606.29 (2.1 percent) votes were withheld. Eugene C. Sit, 25,235,466,541.76 (98.1 percent) votes were cast in favor, and 496,469,575.71 (1.9 percent) votes were withheld. The other trustees currently in office are: Robert H. Atwell, Elizabeth E. Bailey, John H. Biggs, Joyce A. Fecske, Edes P. Gilbert, Stuart Tse Kong Ho, Marjorie Fine Knowles, Robert M. Lovell, Jr., Stephen A. Ross, Maceo K. Sloan, David K. Storrs, and Robert W. Vishny.

CREF PARTICIPANTS ALSO RATIFIED THE ELECTION OF ERNST & YOUNG LLP AS THE INDEPENDENT AUDITORS FOR CREF for the fiscal year ending December 31, 1999. 25,025,317,930.72 (97.3 percent) votes were cast in favor, 307,412,818.47 (1.2 percent) votes were withheld, and 399,205,368.28 (1.5 percent) abstained.

CREF PARTICIPANTS VOTED ON FOUR SHAREHOLDER PROPOSALS. One proposal, submitted to a vote of CREF participants in the CREF Stock and Global Equities Accounts, advocated divesting shares of Freeport McMoRan Copper and Gold.

FOR THE STOCK ACCOUNT, 3,475,022,210.65 (17.3 percent) votes were cast in favor, 15,504,190,590.18 (77.2 percent) votes were withheld, and 1,116,140,560.46 (5.5 percent) abstained. The proposal was defeated.

FOR THE GLOBAL EQUITIES ACCOUNT, 205,326,876.23 (17.7 percent) votes were cast in favor, 899,874,168.17 (77.7 percent) votes were withheld, and 53,061,737.84
(4.6 percent) abstained. The proposal was defeated.

ONE PROPOSAL WAS SUBMITTED TO A VOTE OF CREF PARTICIPANTS IN ACCOUNTS WITH INVESTMENTS IN TOBACCO MANUFACTURERS, asking CREF to divest its investments in those companies.

FOR THE STOCK ACCOUNT, 4,253,702,140.57 (21.2 percent) votes were cast in favor, 14,939,142,791.65 (74.3 percent) votes were withheld, and 902,508,429.07 (4.5 percent) abstained. The proposal was defeated.

FOR THE GLOBAL EQUITIES ACCOUNT, 265,992,498.69 (23.0 percent) votes were cast in favor, 849,159,947.74 (73.3 percent) votes were withheld, and 43,110,433.92
(3.7 percent) abstained. The proposal was defeated.

FOR THE GROWTH ACCOUNT, 411,685,311.96 (24.4 percent) votes were cast in favor, 1,219,644,823.17 (72.3 percent) votes were withheld, and 55,231,433.92 (3.3 percent) abstained. The proposal was defeated.

FOR THE EQUITY INDEX ACCOUNT, 183,661,519.00 (25.2 percent) votes were cast in favor, 522.319.032.49 (71.5 percent) votes were withheld, and 23,940,564.02 (3.3 percent) abstained. The proposal was defeated.

FOR THE BOND MARKET ACCOUNT, 113,876,713.73 (21.9 percent) votes were cast in favor, 383,214,218.58 (73.8 percent) votes were withheld, and 22,395,788.72 (4.3 percent) abstained. The proposal was defeated.

FOR THE INFLATION-LINKED BOND ACCOUNT, 4,829,563.68 (19.3 percent) votes were cast in favor, 19,365,063.10 (77.4 percent) votes were withheld, and 808,707.89 (3.3 percent) abstained. The proposal was defeated.

FOR THE MONEY MARKET ACCOUNT, 210,423,070.31 (21.6 percent) votes were cast in favor, 729,310,824.53 (74.7 percent) votes were withheld, and 36,429,019.12 (3.7 percent) abstained. The proposal was defeated.

ONE PROPOSAL ADVOCATED ESTABLISHING AN EQUITY INDEX ACCOUNT based on the Standard & Poor's 500(R) Stock Index. 3,361,749,954.65 (13.1 percent) votes were cast in favor, 20,975,962,311.40 (81.5 percent) votes were withheld, and 1,394,223,851.42 (5.4 percent) abstained. The proposal was defeated.

ONE PROPOSAL ADVOCATED ESTABLISHING A SOCIAL CHOICE ACCOUNT that invests only in equities. 3,503,641,760.12 (13.6 percent) votes were cast in favor, 20,507,474,564.49 (79.7 percent) votes were withheld, and 1,720,819,792.86
(6.7 percent) abstained. The proposal was defeated.



62 o 1999 CREF Annual Report

2000 Trustees and Senior Management

2000 Boards of Overseers of TIAA and CREF
--------------------------------------------------------------------------------

Lucius J. Barker
William Bennett Munro Professor of
Political Science, Stanford University

John H. Biggs
Chairman, President, and
Chief Executive Officer, TIAA and CREF

William G. Bowen
President, The Andrew W. Mellon Foundation

Stanley O. Ikenberry
President, American Council on Education

Gertrude G. Michelson
Retired Senior Vice President,
R.H. Macy & Co., Inc.

Clifton R. Wharton, Jr.
Former Chairman and Chief Executive Officer
TIAA and CREF

Paul A. Volcker
Former Chairman, Federal Reserve Board,
Frederick H. Schultz Professor of International
Economic Policy Emeritus, Princeton University, and Henry Kaufman Visiting Professor,
Leonard N. Stern School of Business,
New York University


2000 Trustees of TIAA
--------------------------------------------------------------------------------

David Alexander
President Emeritus, Pomona College

Marcus Alexis
Board of Trustees Professor of Economics and
Professor of Management and Strategy,
Northwestern University

John H. Biggs
Chairman, President, and
Chief Executive Officer, TIAA and CREF

Willard T. Carleton
Donald R. Diamond Professor of Finance,
College of Business and Public Administration,
University of Arizona

Robert C. Clark
Dean and Royall Professor of Law,
Harvard Law School, Harvard University

Estelle A. Fishbein
Vice President and General Counsel,
The Johns Hopkins University

Frederick R. Ford
Executive Vice President and
Treasurer Emeritus, Purdue University

Martin J. Gruber
Nomura Professor of Finance,
Leonard N. Stern School of Business,
New York University

Ruth Simms Hamilton
Professor of Sociology and Director of
African Diaspora Research Project,
Michigan State University

Martin L. Leibowitz
Vice Chairman and Chief Investment Officer,
TIAA and CREF

Robert M. O'Neil
Director, The Thomas Jefferson Center
for the Protection of Free Expression,
University Professor and Professor of Law,
University of Virginia

Leonard S. Simon
Vice Chairman, Charter One Financial Inc.

Ronald L. Thompson
Chairman and Chief Executive Officer,
Midwest Stamping Co.

Paul R. Tregurtha
Chairman and Chief Executive Officer,
Mormac Marine Group, Inc.
and Moran Transportation Company,
Vice Chairman, Interlake Steamship Company

William H. Waltrip
Chairman, Technology Solutions Company

Rosalie J. Wolf
Treasurer and Chief Investment Officer,
The Rockefeller Foundation


2000 Trustees of CREF
--------------------------------------------------------------------------------

Robert H. Atwell
President Emeritus, American Council on
Education and Senior Consultant,
A. T. Kearney, Inc.

Elizabeth E. Bailey
John C. Hower Professor of Public Policy and
Management, The Wharton School,
University of Pennsylvania

John H. Biggs
Chairman, President, and
Chief Executive Officer, CREF and TIAA

Joyce A. Fecske
Vice President Emerita, DePaul University

Edes P. Gilbert
Retired Head, The Spence School and
Consultant, Independent Education Services

Stuart Tse Kong Ho
Chairman and President,
Capital Investment of Hawaii, Inc. and
Chairman, Gannett Pacific Corporation

Nancy L. Jacob
President and Managing Principal,
Windermere Investment Associates

Marjorie Fine Knowles
Professor of Law, College of Law,
Georgia State University

Martin L. Leibowitz
Vice Chairman and Chief Investment Officer,
CREF and TIAA

Bevis Longstreth
Of Counsel, Debevoise & Plimpton

Robert M. Lovell, Jr.
Founding Partner, First Quadrant L.P.

Stephen A. Ross
Franco Modigliani Professor of Finance and
Economics, Sloan School of Management,
Massachusetts Institute of Technology

Eugene C. Sit
Chairman, Chief Executive Officer, and
Chief Investment Officer, Sit Investment
Associates, Inc. and Sit/Kim International
Investment Associates, Inc.

Maceo K. Sloan
Chairman and Chief Executive Officer,
NCM Capital Management Group, Inc. and
Sloan Financial Group, Inc.

David K. Storrs
President and Chief Executive Officer, Alternative
Investment Group, L.L.C.

Robert W. Vishny
Eric J. Gleacher Professor of Finance,
Graduate School of Business,
University of Chicago


2000 Senior Management
----------------------

John H. Biggs
Chairman, President, and  Chief Executive Officer

Martin L. Leibowitz
Vice Chairman and Chief Investment Officer

John J. McCormack
President, TIAA-CREF Enterprises

Mary Ann Werner
President, Shared Services

James A. Wolf
President, Retirement Services


Executive Vice Presidents
--------------------------------------------------------------------------------

C. Victoria Apter
Corporate Management
Information Systems

Scott C. Evans
CREF Investments

Martin E. Galt
TIAA-CREF Investment Products

Richard L. Gibbs
Finance and Planning

Don Harrell
External Affairs

Matina S. Horner
Human Resources

Frances Nolan
Retirement Administration

Deanne Shallcross
TIAA-CREF Marketing

David Shunk
Consulting Services

John A. Somers
TIAA Investments

Charles H. Stamm
Law and General Counsel



                                                    1999 CREF Annual Report o 63

For More Information...

Internet Access
--------------------------------------------------------------------------------

     www.tiaa-cref.org
     24 hours a day, 7 days a week

     Through our Inter/ACT system at TIAA-CREF's Web Center you can see the latest value of your annuity accumulations and recent premium history, review your premium allocation and/or change the allocation for future premiums, transfer accumulations among the accounts, and change your address. If you own TIAA-CREF Mutual Funds, you can also see your account balance and transaction records, exchange shares between funds, and buy new shares online.


Automated Telephone Service
--------------------------------------------------------------------------------

     800 842-2252
     24 hours a day, 7 days a week

     You can see TIAA's current rates of interest, the current performance of the variable annuity accounts, the latest accumulation unit values, and
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     shareholders can check fund performance, check their account balances, and initiate purchases or exchanges.


Personal Assistance
--------------------------------------------------------------------------------

     800 842-2776
     8 a.m. to 11 p.m. ET Monday - Friday
     9 a.m. to 6 p.m. ET Saturday and Sunday

     For answers to questions about retirement saving and planning, quarterly
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     options, and tax reports.


     800 223-1220
     8 a.m. to 8 p.m. ET Monday - Friday

     For answers to questions about TIAA-CREF Mutual Funds, TIAA-CREF Personal Annuity Select, Teachers Long Term Care Insurance, and TIAA life insurance.


     888 842-9001
     9 a.m. to 6 p.m. ET Monday - Friday

     TIAA-CREF Trust Company, FSB. For answers to questions about the Trust Company's investment advisory, estate planning, and related trust services.


     800 842-2755
     8 a.m. to 11 p.m. ET Monday - Friday
     For hearing- or speech-impaired participants.


                                                    1999 CREF Annual Report o 65

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